UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                            AQR Funds
(Exact name of registrant as specified in charter)

    One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
          (Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2024 to June 30, 2024

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Alternative Risk Premia Fund

Class I: QRPIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$302	5.52%

Key Fund Statistics

  Net Assets$278,189,666
  Total Number of Portfolio Holdings3,535
  Portfolio Turnover Rate (excludes derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	166.6	(156.3)
Preferred Stocks	0.1	(0.7)
Rights	0.0	0.0
Short-Term Investments	65.2	0.0
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	10	12
Futures Contracts	22	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.22)
	Swap Contracts at Value	0.07
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.16)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.18)
	Swap Contracts at Value	0.06
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.24

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class N: QRPNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$315	5.77%

Key Fund Statistics

  Net Assets$278,189,666
  Total Number of Portfolio Holdings3,535
  Portfolio Turnover Rate (excludes derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	166.6	(156.3)
Preferred Stocks	0.1	(0.7)
Rights	0.0	0.0
Short-Term Investments	65.2	0.0
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	10	12
Futures Contracts	22	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.22)
	Swap Contracts at Value	0.07
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.16)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.18)
	Swap Contracts at Value	0.06
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.24

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class R6: QRPRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$297	5.42%

Key Fund Statistics

  Net Assets$278,189,666
  Total Number of Portfolio Holdings3,535
  Portfolio Turnover Rate (excludes derivatives, if any)110%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	166.6	(156.3)
Preferred Stocks	0.1	(0.7)
Rights	0.0	0.0
Short-Term Investments	65.2	0.0
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	22	15
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	10	12
Futures Contracts	22	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.22)
	Swap Contracts at Value	0.07
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.16)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.18)
	Swap Contracts at Value	0.06
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.24

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class I: ADAIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.34%

Key Fund Statistics

  Net Assets$1,906,148,869
  Total Number of Portfolio Holdings830
  Portfolio Turnover Rate (excludes derivatives, if any)165%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

Security Type % of Net Assets

Asset Type	Long	Short
Closed-End Funds	6.3	0.0
Common Stocks	26.1	(42.7)
Convertible Bonds	61.3	(3.4)
Corporate Bonds	1.4	(1.7)
Exchange Traded Funds	0.0	(0.1)
Purchased Options	0.0Footnote Reference†	0.0
Rights	0.0Footnote Reference†	0.0
Securities in Litigation	0.0	0.0
Short-Term Investments	37.7	0.0
Units	0.8	0.0
Warrants	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	42	16
Total Return Swaps	0	4
Credit Default Swaps	6	0
Forward Foreign Currency Exchange Contracts	2	4
Futures Contracts	0	28
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	(0.69)
	Purchased Options at Market Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.05)
	Swap Contracts at Value	(0.44)
Credit Risk
	Swap Contracts at Value	(0.27)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class N: ADANX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.59%

Key Fund Statistics

  Net Assets$1,906,148,869
  Total Number of Portfolio Holdings830
  Portfolio Turnover Rate (excludes derivatives, if any)165%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

Security Type % of Net Assets

Asset Type	Long	Short
Closed-End Funds	6.3	0.0
Common Stocks	26.1	(42.7)
Convertible Bonds	61.3	(3.4)
Corporate Bonds	1.4	(1.7)
Exchange Traded Funds	0.0	(0.1)
Purchased Options	0.0Footnote Reference†	0.0
Rights	0.0Footnote Reference†	0.0
Securities in Litigation	0.0	0.0
Short-Term Investments	37.7	0.0
Units	0.8	0.0
Warrants	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	42	16
Total Return Swaps	0	4
Credit Default Swaps	6	0
Forward Foreign Currency Exchange Contracts	2	4
Futures Contracts	0	28
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	(0.69)
	Purchased Options at Market Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.05)
	Swap Contracts at Value	(0.44)
Credit Risk
	Swap Contracts at Value	(0.27)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class R6: QDARX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.24%

Key Fund Statistics

  Net Assets$1,906,148,869
  Total Number of Portfolio Holdings830
  Portfolio Turnover Rate (excludes derivatives, if any)165%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

Security Type % of Net Assets

Asset Type	Long	Short
Closed-End Funds	6.3	0.0
Common Stocks	26.1	(42.7)
Convertible Bonds	61.3	(3.4)
Corporate Bonds	1.4	(1.7)
Exchange Traded Funds	0.0	(0.1)
Purchased Options	0.0Footnote Reference†	0.0
Rights	0.0Footnote Reference†	0.0
Securities in Litigation	0.0	0.0
Short-Term Investments	37.7	0.0
Units	0.8	0.0
Warrants	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	42	16
Total Return Swaps	0	4
Credit Default Swaps	6	0
Forward Foreign Currency Exchange Contracts	2	4
Futures Contracts	0	28
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	(0.69)
	Purchased Options at Market Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.05)
	Swap Contracts at Value	(0.44)
Credit Risk
	Swap Contracts at Value	(0.27)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class I: QDSIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.18%

Key Fund Statistics

  Net Assets$1,022,092,824
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

% of Net Assets
Global Flexible Allocation
Equity Market Neutral
Multi-Strategy
Global Macro
Systematic Trend
Relative Value Arbitrage
Investment Companies
28.5
19.1
15.8
12.4
12.4
9.8
2.0
0%
5%
10%
15%
20%
25%
30%

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	9.8
Systematic Trend	12.4
Global Macro	12.4
Multi-Strategy	15.8
Equity Market Neutral	19.1
Global Flexible Allocation	28.5

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	29%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	16%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	10%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class N: QDSNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$23	0.43%

Key Fund Statistics

  Net Assets$1,022,092,824
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	9.8
Systematic Trend	12.4
Global Macro	12.4
Multi-Strategy	15.8
Equity Market Neutral	19.1
Global Flexible Allocation	28.5

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	29%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	16%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	10%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class R6: QDSRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$4	0.08%

Key Fund Statistics

  Net Assets$1,022,092,824
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes derivatives, if any)8%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Investment Companies	2.0
Relative Value Arbitrage	9.8
Systematic Trend	12.4
Global Macro	12.4
Multi-Strategy	15.8
Equity Market Neutral	19.1
Global Flexible Allocation	28.5

Fund Allocation

% of Total Investment

Value	Value
AQR Multi-Asset Fund -	29%
AQR Equity Market Neutral Fund -	19%
AQR Style Premia Alternative Fund -	16%
AQR Macro Opportunities Fund -	12%
AQR Managed Futures Strategy HV Fund -	12%
AQR Diversified Arbitrage Fund -	10%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class I: QMNIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	3.42%

Key Fund Statistics

  Net Assets$700,963,067
  Total Number of Portfolio Holdings1,976
  Portfolio Turnover Rate (excludes derivatives, if any)444%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

Geographic Allocation

Country	% of Net Assets
United States	73.4
United Kingdom	2.3
Germany	1.8
Italy	1.4
China	1.3
Sweden	0.9
Canada	0.5
Finland	0.4
Spain	0.4
Hong Kong	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	28	72
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.04
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.11

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class N: QMNNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$198	3.67%

Key Fund Statistics

  Net Assets$700,963,067
  Total Number of Portfolio Holdings1,976
  Portfolio Turnover Rate (excludes derivatives, if any)444%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

Geographic Allocation

Country	% of Net Assets
United States	73.4
United Kingdom	2.3
Germany	1.8
Italy	1.4
China	1.3
Sweden	0.9
Canada	0.5
Finland	0.4
Spain	0.4
Hong Kong	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	28	72
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.04
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.11

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class R6: QMNRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$180	3.32%

Key Fund Statistics

  Net Assets$700,963,067
  Total Number of Portfolio Holdings1,976
  Portfolio Turnover Rate (excludes derivatives, if any)444%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

Geographic Allocation

Country	% of Net Assets
United States	73.4
United Kingdom	2.3
Germany	1.8
Italy	1.4
China	1.3
Sweden	0.9
Canada	0.5
Finland	0.4
Spain	0.4
Hong Kong	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Forward Foreign Currency Exchange Contracts	28	72
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.04
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.11

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class I: QLEIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$189	3.45%

Key Fund Statistics

  Net Assets$1,899,139,121
  Total Number of Portfolio Holdings2,209
  Portfolio Turnover Rate (excludes derivatives, if any)350%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

Geographic Allocation

Country	% of Net Assets
United States	80.5
United Kingdom	2.7
China	1.5
Italy	1.3
Germany	1.3
Canada	0.4
Hong Kong	0.4
Spain	0.4
Sweden	0.3
Luxembourg	0.3
Others	(3.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	8	0
Forward Foreign Currency Exchange Contracts	27	17
Futures Contracts	48	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.13
	Swap Contracts at Value	(0.04)
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.06)

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class N: QLENX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$203	3.70%

Key Fund Statistics

  Net Assets$1,899,139,121
  Total Number of Portfolio Holdings2,209
  Portfolio Turnover Rate (excludes derivatives, if any)350%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

Geographic Allocation

Country	% of Net Assets
United States	80.5
United Kingdom	2.7
China	1.5
Italy	1.3
Germany	1.3
Canada	0.4
Hong Kong	0.4
Spain	0.4
Sweden	0.3
Luxembourg	0.3
Others	(3.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	8	0
Forward Foreign Currency Exchange Contracts	27	17
Futures Contracts	48	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.13
	Swap Contracts at Value	(0.04)
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.06)

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class R6: QLERX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$184	3.35%

Key Fund Statistics

  Net Assets$1,899,139,121
  Total Number of Portfolio Holdings2,209
  Portfolio Turnover Rate (excludes derivatives, if any)350%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

Geographic Allocation

Country	% of Net Assets
United States	80.5
United Kingdom	2.7
China	1.5
Italy	1.3
Germany	1.3
Canada	0.4
Hong Kong	0.4
Spain	0.4
Sweden	0.3
Luxembourg	0.3
Others	(3.3)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	8	0
Forward Foreign Currency Exchange Contracts	27	17
Futures Contracts	48	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.13
	Swap Contracts at Value	(0.04)
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.06)

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class I: QGMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.42%

Key Fund Statistics

  Net Assets$162,437,076
  Total Number of Portfolio Holdings2,608
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	11.4	0.0
Reverse Repurchase Agreements	0.0	(10.1)
Short-Term Investments	69.3	0.0
U.S. Treasury Obligations	6.6	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	35	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	10	11
Futures Contracts	9	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
	Swap Contracts at Value	0.40
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(1.10)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.33)
	Swap Contracts at Value	(0.56)
Credit Risk
	Swap Contracts at Value	0.35
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.52
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class N: QGMNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$85	1.67%

Key Fund Statistics

  Net Assets$162,437,076
  Total Number of Portfolio Holdings2,608
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	11.4	0.0
Reverse Repurchase Agreements	0.0	(10.1)
Short-Term Investments	69.3	0.0
U.S. Treasury Obligations	6.6	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	35	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	10	11
Futures Contracts	9	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
	Swap Contracts at Value	0.40
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(1.10)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.33)
	Swap Contracts at Value	(0.56)
Credit Risk
	Swap Contracts at Value	0.35
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.52
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class R6: QGMRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	1.32%

Key Fund Statistics

  Net Assets$162,437,076
  Total Number of Portfolio Holdings2,608
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	11.4	0.0
Reverse Repurchase Agreements	0.0	(10.1)
Short-Term Investments	69.3	0.0
U.S. Treasury Obligations	6.6	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Interest Rate Swaps	35	24
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	10	11
Futures Contracts	9	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
	Swap Contracts at Value	0.40
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(1.10)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.33)
	Swap Contracts at Value	(0.56)
Credit Risk
	Swap Contracts at Value	0.35
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.52
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class I: AQMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.28%

Key Fund Statistics

  Net Assets$1,556,624,716
  Total Number of Portfolio Holdings1,539
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class N: AQMNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	1.53%

Key Fund Statistics

  Net Assets$1,556,624,716
  Total Number of Portfolio Holdings1,539
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class R6: AQMRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.18%

Key Fund Statistics

  Net Assets$1,556,624,716
  Total Number of Portfolio Holdings1,539
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class I: QMHIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.68%

Key Fund Statistics

  Net Assets$253,212,844
  Total Number of Portfolio Holdings1,601
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class N: QMHNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$103	1.93%

Key Fund Statistics

  Net Assets$253,212,844
  Total Number of Portfolio Holdings1,601
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class R6: QMHRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	1.58%

Key Fund Statistics

  Net Assets$253,212,844
  Total Number of Portfolio Holdings1,601
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	4	4
Interest Rate Swaps	19	13
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	9	16
Futures Contracts	18	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class I: AQRIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.01%

Key Fund Statistics

  Net Assets$442,449,420
  Total Number of Portfolio Holdings2,329
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	53.3	(12.2)
Foreign Government Securities	8.6	0.0
Preferred Stocks	0.1	(0.2)
Short-Term Investments	33.5	0.0
U.S. Treasury Obligations	11.0	0.0
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	2
Forward Foreign Currency Exchange Contracts	24	27
Futures Contracts	37	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.06)
	Swap Contracts at Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.36)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.11)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class N: AQRNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$66	1.26%

Key Fund Statistics

  Net Assets$442,449,420
  Total Number of Portfolio Holdings2,329
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	53.3	(12.2)
Foreign Government Securities	8.6	0.0
Preferred Stocks	0.1	(0.2)
Short-Term Investments	33.5	0.0
U.S. Treasury Obligations	11.0	0.0
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	2
Forward Foreign Currency Exchange Contracts	24	27
Futures Contracts	37	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.06)
	Swap Contracts at Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.36)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.11)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class R6: AQRRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Key Fund Statistics

  Net Assets$442,449,420
  Total Number of Portfolio Holdings2,329
  Portfolio Turnover Rate (excludes derivatives, if any)63%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	53.3	(12.2)
Foreign Government Securities	8.6	0.0
Preferred Stocks	0.1	(0.2)
Short-Term Investments	33.5	0.0
U.S. Treasury Obligations	11.0	0.0
Warrants	0.0	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Swaps	1	2
Forward Foreign Currency Exchange Contracts	24	27
Futures Contracts	37	10
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.06)
	Swap Contracts at Value	0.01
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.36)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	0.00Footnote Reference†
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.11)
Footnote	Description
Footnote†	Represents less than 0.005% of net assets.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class I: ARCIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.01%

Key Fund Statistics

  Net Assets$551,984,583
  Total Number of Portfolio Holdings414
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	74	26
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class N: ARCNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$65	1.26%

Key Fund Statistics

  Net Assets$551,984,583
  Total Number of Portfolio Holdings414
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	74	26
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class R6: QRCRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Key Fund Statistics

  Net Assets$551,984,583
  Total Number of Portfolio Holdings414
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Futures Contracts	74	26
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class I: QSPIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$201	3.65%

Key Fund Statistics

  Net Assets$1,196,935,881
  Total Number of Portfolio Holdings2,985
  Portfolio Turnover Rate (excludes derivatives, if any)335%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	199.0	(184.7)
Preferred Stocks	0.2	(0.8)
Rights	0.0	(0.0)Footnote Reference†
Short-Term Investments	62.5	0.0
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	27	21
Total Return Swaps	3	2
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	12	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.35)
	Swap Contracts at Value	0.18
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.52)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.02)
	Swap Contracts at Value	0.04
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	1.15

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class N: QSPNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$215	3.90%

Key Fund Statistics

  Net Assets$1,196,935,881
  Total Number of Portfolio Holdings2,985
  Portfolio Turnover Rate (excludes derivatives, if any)335%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	199.0	(184.7)
Preferred Stocks	0.2	(0.8)
Rights	0.0	(0.0)Footnote Reference†
Short-Term Investments	62.5	0.0
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	27	21
Total Return Swaps	3	2
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	12	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.35)
	Swap Contracts at Value	0.18
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.52)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.02)
	Swap Contracts at Value	0.04
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	1.15

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class R6: QSPRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$196	3.56%

Key Fund Statistics

  Net Assets$1,196,935,881
  Total Number of Portfolio Holdings2,985
  Portfolio Turnover Rate (excludes derivatives, if any)335%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

Security Type % of Net Assets

Asset Type	Long	Short
Common Stocks	199.0	(184.7)
Preferred Stocks	0.2	(0.8)
Rights	0.0	(0.0)Footnote Reference†
Short-Term Investments	62.5	0.0
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	1	1
Interest Rate Swaps	27	21
Total Return Swaps	3	2
Forward Foreign Currency Exchange Contracts	9	10
Futures Contracts	12	15
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.35)
	Swap Contracts at Value	0.18
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.52)
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.02)
	Swap Contracts at Value	0.04
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	1.15

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class I: QNZIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.34%

Key Fund Statistics

  Net Assets$35,275,073
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	56	40
Forward Foreign Currency Exchange Contracts	3	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class N: QNZNX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$88	1.59%

Key Fund Statistics

  Net Assets$35,275,073
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	56	40
Forward Foreign Currency Exchange Contracts	3	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class R6: QNZRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	1.24%

Key Fund Statistics

  Net Assets$35,275,073
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2024, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)

Derivative Exposure by Notional ValueFootnote Reference*

Value	Long	Short
Total Return Basket Swaps	56	40
Forward Foreign Currency Exchange Contracts	3	0
Footnote	Description
Footnote*	Percentage of total absolute value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total absolute notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including its:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.     `
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Report
June 30, 2024 (Unaudited)
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity
Carbon Aware Fund)

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
34
AQR Diversifying Strategies Fund
...................................................................
58
AQR Equity Market Neutral Fund
....................................................................
59
AQR Long-Short Equity Fund
.......................................................................
81
AQR Macro Opportunities Fund
.....................................................................
106
AQR Managed Futures Strategy Fund
................................................................
128
AQR Managed Futures Strategy HV Fund
.............................................................
156
AQR Multi-Asset Fund
............................................................................
185
AQR Risk-Balanced Commodities Strategy Fund
........................................................
205
AQR Style Premia Alternative Fund
..................................................................
214
AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund)
............
252
Financial Statements and Notes
........................................................................
270
Board Approval of Investment Advisory Agreements
.........................................................
352
Other Information
...................................................................................
355

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 231.9%
COMMON STOCKS - 166.6%
Australia - 5.5%
AGL Energy Ltd. (2)(a) 89,704 646,361
ANZ Group Holdings Ltd. (2)(a) 38,337 720,264
Aristocrat Leisure Ltd. (2)(a) 36,312 1,202,491
Atlas Arteria Ltd. (2)(a) 25,929 88,138
Aurizon Holdings Ltd. (2)(a) 239,827 582,598
BHP Group Ltd. (2)(a) 22,690 648,525
BlueScope Steel Ltd. (2)(a) 80,600 1,094,116
Brambles Ltd. (2)(a) 47,290 456,345
CAR Group Ltd. (2)(a) 4,753 111,278
Cochlear Ltd. (2)(a) 763 168,425
Computershare Ltd. (2)(a) 4,191 73,300
Fortescue Ltd. (2)(a) 31,443 447,637
Harvey Norman Holdings Ltd. (2)
(a) 156,193 432,393
Incitec Pivot Ltd. (2)(a) 152,461 294,100
JB Hi-Fi Ltd. (2)(a) 25,192 1,023,597
Lendlease Corp. Ltd. (2)(a) 164,730 592,458
Medibank Pvt Ltd. (2)(a) 56,988 141,234
Northern Star Resources Ltd. (2)
(a) 36,104 313,530
Orica Ltd. (2)(a) 17,531 208,196
Origin Energy Ltd. (2)(a) 61,023 441,499
Pro Medicus Ltd. (2)(a) 5,499 522,254
Qantas Airways Ltd. (2)*(a) 55,451 215,800
QBE Insurance Group Ltd. (2)(a) 34,121 393,880
Qube Holdings Ltd. (2)(a) 156,790 380,795
REA Group Ltd. (2)(a) 1,221 159,432
Reece Ltd. (2)(a) 6,094 101,771
Santos Ltd. (2)(a) 20,261 102,793
SEEK Ltd. (2)(a) 4,194 59,528
Seven Group Holdings Ltd. (2)(a) 5,707 142,573
Suncorp Group Ltd. (2)(a) 23,510 271,870
Tabcorp Holdings Ltd. (2)(a) 29,182 13,540
Telstra Group Ltd. (2)(a) 137,469 331,880
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 2,420 52,797
Wesfarmers Ltd. (2)(a) 25,506 1,104,448
Westpac Banking Corp. (2)(a) 46,823 847,831
Whitehaven Coal Ltd. (2)(a) 26,969 137,230
Worley Ltd. (2)(a) 39,343 391,788
Yancoal Australia Ltd. (2)(a) 57,047 250,784
15,167,479
Austria - 0.3%
Mondi plc (a) 37,885 727,216
Belgium - 0.7%
Ageas SA/NV (2)(a) 17,522 799,472
KBC Group NV (2) 4,342 305,948
Proximus SADP (2)(a) 23,115 183,981
Solvay SA (2)(a) 9,410 331,835
Syensqo SA (2)(a) 2,079 185,568
Umicore SA (2)(a) 17,385 261,623
2,068,427
Brazil - 0.0% †
Yara International ASA (2) 4,304 124,033
INVESTMENTS SHARES VALUE ($)
Canada - 6.8%
Air Canada *(a) 63,079 825,347
AltaGas Ltd. (a) 10,532 237,962
ARC Resources Ltd. (a) 26,499 472,819
Atco Ltd., Class I (a) 4,978 141,802
Bank of Montreal (a) 3,567 299,403
Bank of Nova Scotia (The) (a) 20,118 920,278
Boyd Group Services, Inc. (a) 261 49,025
Canadian Imperial Bank of
Commerce (a) 15,948 758,319
Canadian Natural Resources Ltd.
(a) 5,984 213,150
Canadian Tire Corp. Ltd., Class
A (a) 4,564 452,847
Capital Power Corp. (a) 15,952 454,639
Celestica, Inc. *(a) 8,218 470,595
Cenovus Energy, Inc. (a) 15,538 305,410
CGI, Inc. *(a) 2,207 220,289
Constellation Software, Inc. (a) 159 458,140
Descartes Systems Group, Inc.
(The) *(a) 821 79,546
Emera, Inc. (a) 2,574 85,891
Empire Co. Ltd., Class A (a) 27,574 704,845
Fairfax Financial Holdings Ltd. (a) 1,092 1,242,289
Finning International, Inc. (a) 4,742 139,031
George Weston Ltd. (a) 1,998 287,406
Hydro One Ltd. (a)(b) 7,321 213,254
iA Financial Corp., Inc. (a) 5,010 314,615
IGM Financial, Inc. (a) 6,493 179,263
Imperial Oil Ltd. (a) 8,332 568,114
Kinross Gold Corp. (a) 32,939 274,241
Loblaw Cos. Ltd. (a) 1,952 226,441
Magna International, Inc. (a) 10,889 456,398
Manulife Financial Corp. (a) 65,965 1,756,592
MEG Energy Corp. *(a) 22,966 491,367
National Bank of Canada (a) 1,839 145,864
Nutrien Ltd. (a) 6,144 312,803
Onex Corp. (a) 4,775 324,674
Open Text Corp. (a) 12,020 360,938
Parkland Corp. (a) 3,699 103,693
Pembina Pipeline Corp. (a) 1,875 69,570
Quebecor, Inc., Class B (a) 8,410 177,476
Saputo, Inc. (a) 3,910 87,800
Stantec, Inc. (a) 3,864 323,485
Sun Life Financial, Inc. (a) 9,821 481,556
Suncor Energy, Inc. (a) 16,530 630,123
TFI International, Inc. (a) 3,586 520,685
TMX Group Ltd. (a) 7,350 204,589
Tourmaline Oil Corp. (a) 14,446 655,220
West Fraser Timber Co. Ltd. (a) 9,317 715,571
Whitecap Resources, Inc. (a) 59,099 432,426
18,845,791
China - 0.9%
NXP Semiconductors NV 3,104 835,255
Prosus NV (2)* 7,327 260,537
Wilmar International Ltd. (2) 62,700 142,973
Xinyi Glass Holdings Ltd. (2) 50,000 54,756

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 0.9% (continued)
Yangzijiang Shipbuilding Holdings
Ltd. (2) 701,900 1,270,490
2,564,011
Denmark - 2.0%
AP Moller - Maersk A/S, Class B
(2)(a) 322 558,460
Carlsberg A/S, Class B (2)(a) 6,142 737,372
Danske Bank A/S (2)(a) 20,039 597,684
Genmab A/S (2)*(a) 2,394 599,921
ISS A/S (2)(a) 43,262 742,816
Jyske Bank A/S (Registered) (2)(a) 4,988 397,364
Pandora A/S (2)(a) 7,272 1,094,530
ROCKWOOL A/S, Class B (2)(a) 2,260 916,157
5,644,304
Finland - 1.0%
Elisa OYJ (2)(a) 4,247 194,440
Fortum OYJ (2)(a) 53,037 776,436
Huhtamaki OYJ (2)(a) 2,620 104,777
Kesko OYJ, Class B (2)(a) 8,792 154,669
Kone OYJ, Class B (2)(a) 5,790 287,076
Metso OYJ (2)(a) 16,209 172,276
Nokia OYJ (2)(a) 185,592 706,375
Valmet OYJ (2)(a) 3,074 87,976
Wartsila OYJ Abp (2)(a) 12,833 248,784
2,732,809
France - 4.0%
Amundi SA (2)(a)(b) 3,033 196,165
Arkema SA (2)(a) 3,390 295,416
BNP Paribas SA (2)(a) 15,740 1,006,607
Bouygues SA (2)(a) 27,163 873,138
Carrefour SA (2)(a) 58,131 823,731
Cie de Saint-Gobain SA (2)(a) 19,959 1,552,295
Credit Agricole SA (2)(a) 78,411 1,070,673
Dassault Aviation SA (2)(a) 1,318 238,673
Eiffage SA (2)(a) 7,835 720,087
Engie SA (2)(a) 25,164 360,357
Forvia SE (2)(a) 6,808 81,232
Gaztransport Et Technigaz SA (2)
(a) 602 78,757
Ipsen SA (2)(a) 406 49,881
Orange SA (2)(a) 56,092 562,631
Publicis Groupe SA (2)(a) 658 69,892
Rexel SA (2)(a) 35,840 927,129
SCOR SE (2)(a) 9,662 244,915
Societe Generale SA (2)(a) 24,686 580,394
Sodexo SA (2)(a) 714 64,318
TotalEnergies SE (2)(a) 14,528 972,704
Ubisoft Entertainment SA (2)*(a) 8,337 182,440
Veolia Environnement SA (2)(a) 3,314 99,264
Vinci SA (2)(a) 1,017 107,196
11,157,895
Germany - 6.1%
Allianz SE (Registered) (2)(a) 3,884 1,078,707
Aroundtown SA (2)*(a) 26,085 54,793
Aurubis AG (2)(a) 6,775 531,457
BASF SE (2)(a) 12,462 602,445
INVESTMENTS SHARES VALUE ($)
Germany - 6.1% (continued)
Bayerische Motoren Werke AG (2)
(a) 2,561 242,249
Bechtle AG (2)(a) 9,504 447,057
Beiersdorf AG (2)(a) 1,120 163,930
Brenntag SE (2)(a) 7,687 518,565
Commerzbank AG (2)(a) 62,892 953,961
Continental AG (2)(a) 8,014 453,890
Covestro AG (2)*(a)(b) 9,813 575,207
Daimler Truck Holding AG (2)(a) 9,812 391,333
Deutsche Bank AG (Registered)
(2)(a) 147,729 2,361,087
Deutsche Lufthansa AG
(Registered) (2)(a) 30,383 186,360
E.ON SE (2)(a) 51,810 680,923
Evonik Industries AG (2)(a) 28,923 590,167
Freenet AG (2)(a) 14,051 373,614
Fresenius Medical Care AG (2)(a) 5,966 228,001
GEA Group AG (2)(a) 3,488 145,008
Hannover Rueck SE (2)(a) 908 229,850
Heidelberg Materials AG (2)(a) 16,043 1,658,431
HOCHTIEF AG (2)(a) 1,760 200,496
HUGO BOSS AG (2)(a) 9,708 436,503
K+S AG (Registered) (2)(a) 8,832 119,044
KION Group AG (2)(a) 4,768 199,175
Knorr-Bremse AG (2)(a) 2,092 159,902
LANXESS AG (2)(a) 8,930 219,667
LEG Immobilien SE (2)(a) 3,075 251,216
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,824 1,411,874
Talanx AG (2)(a) 4,600 366,572
thyssenkrupp AG (2)(a) 162,700 704,375
TUI AG (2)* 76,397 540,029
17,075,888
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 15,626 379,423
Hong Kong - 0.2%
Sun Hung Kai Properties Ltd. (2)(a) 5,000 43,323
Swire Pacific Ltd., Class A (2)(a) 6,500 57,386
WH Group Ltd. (2)(b) 863,500 568,361
669,070
Italy - 3.5%
A2A SpA (2)(a) 260,428 516,998
Assicurazioni Generali SpA (2)(a) 49,292 1,227,074
Azimut Holding SpA (2)(a) 6,378 150,317
Banca Monte dei Paschi di Siena
SpA (2)(a) 57,791 272,459
Banco BPM SpA (2)(a) 81,528 524,698
BPER Banca SpA (2)(a) 89,830 454,747
Buzzi SpA (2)(a) 16,058 646,623
Coca-Cola HBC AG (2)(a) 5,275 179,530
Eni SpA (2)(a) 24,790 380,642
Hera SpA (2)(a) 45,121 154,227
Intesa Sanpaolo SpA (2)(a) 19,539 72,615
Leonardo SpA (2)(a) 69,443 1,608,912
Pirelli & C SpA (2)(a)(b) 23,702 140,847
Poste Italiane SpA (2)(a)(b) 22,705 288,911

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 3.5% (continued)
Prysmian SpA (2)(a) 10,926 674,538
UniCredit SpA (2)(a) 36,488 1,350,276
Unipol Gruppo SpA (2)(a) 99,118 982,986
9,626,400
Japan - 24.3%
ABC-Mart, Inc. (2)(a) 6,900 121,095
AGC, Inc. (2)(a) 16,800 546,650
Air Water, Inc. (2)(a) 14,500 197,030
Aisin Corp. (2)(a) 19,500 637,041
Amada Co. Ltd. (2)(a) 65,500 728,266
Asahi Group Holdings Ltd. (2)(a) 12,000 424,615
Asahi Kasei Corp. (2)(a) 29,700 190,707
Brother Industries Ltd. (2)(a) 24,800 438,072
Canon, Inc. (2)(a) 3,800 103,085
Central Japan Railway Co. (2)(a) 25,300 548,431
Chubu Electric Power Co., Inc. (2)
(a) 90,300 1,066,742
Cosmo Energy Holdings Co. Ltd.
(2)(a) 3,800 191,823
Dai Nippon Printing Co. Ltd. (2)(a) 11,300 381,269
Dai-ichi Life Holdings, Inc. (2)(a) 22,000 589,157
Daito Trust Construction Co. Ltd.
(2)(a) 3,200 331,236
Daiwa House Industry Co. Ltd. (2)
(a) 11,200 285,151
Daiwa Securities Group, Inc. (2)(a) 19,700 151,243
Dentsu Group, Inc. (2)(a) 10,400 263,333
Ebara Corp. (2)(a) 40,500 645,976
ENEOS Holdings, Inc. (2)(a) 181,300 934,321
Fuji Electric Co. Ltd. (2)(a) 11,200 639,975
Fujikura Ltd. (2)(a) 5,600 110,820
Fujitsu Ltd. (2)(a) 28,500 446,979
Goldwin, Inc. (2)(a) 100 5,477
Hakuhodo DY Holdings, Inc. (2)(a) 57,200 418,716
Haseko Corp. (2)(a) 26,900 297,911
Hikari Tsushin, Inc. (2)(a) 800 149,857
Hirose Electric Co. Ltd. (2)(a) 1,200 133,064
Hitachi Construction Machinery
Co. Ltd. (2)(a) 23,700 635,518
Honda Motor Co. Ltd. (2)(a) 26,700 287,025
Idemitsu Kosan Co. Ltd. (2)(a) 119,900 779,298
Iida Group Holdings Co. Ltd. (2)(a) 21,300 281,421
Inpex Corp. (2)(a) 61,000 895,814
Isuzu Motors Ltd. (2)(a) 20,300 269,878
ITOCHU Corp. (2)(a) 16,600 816,026
Japan Post Bank Co. Ltd. (2)(a) 30,400 288,647
Japan Post Holdings Co. Ltd. (2)(a) 38,000 377,710
Japan Post Insurance Co. Ltd. (2)
(a) 39,000 758,477
JFE Holdings, Inc. (2)(a) 36,200 522,461
Kajima Corp. (2)(a) 19,600 339,981
Kansai Electric Power Co., Inc.
(The) (2)(a) 51,300 861,420
Kansai Paint Co. Ltd. (2)(a) 16,200 261,931
Kao Corp. (2)(a) 6,300 255,068
Kawasaki Kisen Kaisha Ltd. (2)(a) 13,800 201,244
KDDI Corp. (2)(a) 12,300 325,846
Kinden Corp. (2)(a) 6,900 137,986
Kirin Holdings Co. Ltd. (2)(a) 29,300 378,486
INVESTMENTS SHARES VALUE ($)
Japan - 24.3% (continued)
Kobe Steel Ltd. (2)(a) 31,900 396,838
Koito Manufacturing Co. Ltd. (2)(a) 16,500 227,474
Komatsu Ltd. (2)(a) 10,800 315,463
Konami Group Corp. (2)(a) 4,700 339,831
Kuraray Co. Ltd. (2)(a) 38,700 447,769
Kyocera Corp. (2)(a) 33,400 385,230
Kyushu Electric Power Co., Inc.
(2)(a) 18,800 193,939
Kyushu Railway Co. (2)(a) 6,900 149,785
Makita Corp. (2)(a) 11,200 306,633
Marubeni Corp. (2)(a) 55,800 1,034,676
Mazda Motor Corp. (2)(a) 74,400 717,291
McDonald's Holdings Co. Japan
Ltd. (2)(a) 6,300 248,631
Medipal Holdings Corp. (2)(a) 41,400 631,156
MEIJI Holdings Co. Ltd. (2)(a) 11,000 237,909
MINEBEA MITSUMI, Inc. (2)(a) 22,000 453,218
MISUMI Group, Inc. (2)(a) 7,200 123,559
Mitsubishi Chemical Group Corp.
(2)(a) 85,300 475,274
Mitsubishi Corp. (2)(a) 38,400 754,863
Mitsubishi Electric Corp. (2)(a) 76,100 1,219,511
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 25,300 485,319
Mitsubishi HC Capital, Inc. (2)(a) 95,000 628,567
Mitsubishi Motors Corp. (2)(a) 24,900 68,930
Mitsui & Co. Ltd. (2)(a) 37,400 852,968
Mitsui Chemicals, Inc. (2)(a) 15,100 418,140
Mitsui OSK Lines Ltd. (2)(a) 9,600 288,640
Mizuho Financial Group, Inc. (2)(a) 27,280 574,173
MS&AD Insurance Group
Holdings, Inc. (2)(a) 48,000 1,071,648
Nexon Co. Ltd. (2)(a) 10,000 186,042
NGK Insulators Ltd. (2)(a) 42,700 548,284
NH Foods Ltd. (2)(a) 12,400 372,375
Nintendo Co. Ltd. (2)(a) 3,300 176,225
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 6,800 314,708
Nippon Steel Corp. (2)(a) 28,400 602,036
Nippon Yusen KK (2)(a) 26,600 776,106
Nisshin Seifun Group, Inc. (2)(a) 27,700 319,677
Nitto Denko Corp. (2)(a) 7,800 618,672
NOF Corp. (2)(a) 3,400 46,631
Nomura Holdings, Inc. (2)(a) 93,700 541,242
Nomura Real Estate Holdings, Inc.
(2)(a) 6,800 171,179
NSK Ltd. (2)(a) 39,800 194,156
Obayashi Corp. (2)(a) 53,600 640,541
Oji Holdings Corp. (2)(a) 177,100 699,113
Ono Pharmaceutical Co. Ltd. (2)(a) 40,100 547,899
Open House Group Co. Ltd. (2)(a) 7,400 227,366
ORIX Corp. (2)(a) 20,200 447,710
Osaka Gas Co. Ltd. (2)(a) 36,800 813,292
Otsuka Corp. (2)(a) 33,400 644,223
Otsuka Holdings Co. Ltd. (2)(a) 21,400 904,081
Pan Pacific International Holdings
Corp. (2)(a) 3,900 91,228
Panasonic Holdings Corp. (2)(a) 207,200 1,703,286
Persol Holdings Co. Ltd. (2) 261,200 361,930
Renesas Electronics Corp. (2)(a) 18,700 354,639

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 24.3% (continued)
Ricoh Co. Ltd. (2)(a) 29,300 251,133
Rohm Co. Ltd. (2)(a) 27,500 367,611
Rohto Pharmaceutical Co. Ltd. (2)
(a) 10,900 228,198
Ryohin Keikaku Co. Ltd. (2)(a) 36,400 605,767
Santen Pharmaceutical Co. Ltd.
(2)(a) 49,600 507,432
Sanwa Holdings Corp. (2)(a) 10,700 196,356
SCREEN Holdings Co. Ltd. (2)(a) 8,300 752,469
SCSK Corp. (2)(a) 10,100 202,066
Secom Co. Ltd. (2)(a) 1,400 82,914
Sega Sammy Holdings, Inc. (2)(a) 12,400 184,231
Seiko Epson Corp. (2)(a) 23,000 359,561
Sekisui Chemical Co. Ltd. (2)(a) 29,100 403,984
Shimamura Co. Ltd. (2)(a) 22,000 1,001,756
Shimizu Corp. (2)(a) 12,500 70,441
Shinko Electric Industries Co. Ltd.
(2)(a) 4,600 160,828
Shionogi & Co. Ltd. (2)(a) 13,100 510,226
Skylark Holdings Co. Ltd. (2)(a) 26,700 355,672
Socionext, Inc. (2)(a) 2,800 66,622
Sohgo Security Services Co. Ltd.
(2)(a) 72,700 424,868
Sojitz Corp. (2)(a) 36,920 901,855
Sompo Holdings, Inc. (2)(a) 40,600 869,802
Square Enix Holdings Co. Ltd. (2)
(a) 26,800 807,505
Stanley Electric Co. Ltd. (2)(a) 11,100 198,898
Subaru Corp. (2)(a) 46,300 984,586
Sugi Holdings Co. Ltd. (2)(a) 12,900 177,274
SUMCO Corp. (2)(a) 31,700 458,567
Sumitomo Corp. (2)(a) 23,600 592,878
Sumitomo Electric Industries Ltd.
(2)(a) 5,900 92,244
Sumitomo Forestry Co. Ltd. (2)(a) 16,000 512,920
Sumitomo Heavy Industries Ltd.
(2)(a) 29,300 764,658
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 13,300 305,650
Suntory Beverage & Food Ltd. (2)
(a) 14,100 500,779
T&D Holdings, Inc. (2)(a) 5,400 94,322
TBS Holdings, Inc. (2)(a) 7,700 194,951
TDK Corp. (2)(a) 10,500 645,664
TIS, Inc. (2)(a) 4,400 85,483
Toho Co. Ltd. (2)(a) 3,100 90,688
Tohoku Electric Power Co., Inc.
(2)(a) 37,900 342,586
Tokyo Century Corp. (2)(a) 17,200 161,720
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 142,400 766,822
Tokyo Gas Co. Ltd. (2)(a) 32,400 697,507
Tokyu Fudosan Holdings Corp. (2)
(a) 37,500 251,720
TOPPAN Holdings, Inc. (2)(a) 37,800 1,048,589
Toray Industries, Inc. (2)(a) 42,400 201,092
Tosoh Corp. (2)(a) 38,400 502,647
Toyo Suisan Kaisha Ltd. (2)(a) 11,900 708,791
Toyota Boshoku Corp. (2)(a) 3,900 51,798
Toyota Industries Corp. (2)(a) 6,800 578,445
INVESTMENTS SHARES VALUE ($)
Japan - 24.3% (continued)
Toyota Tsusho Corp. (2)(a) 63,000 1,231,216
Tsuruha Holdings, Inc. (2)(a) 3,200 181,901
Yamazaki Baking Co. Ltd. (2)(a) 11,600 239,467
Yokogawa Electric Corp. (2)(a) 9,700 235,575
Zensho Holdings Co. Ltd. (2)(a) 9,100 346,935
67,560,025
Luxembourg - 0.4%
Aperam SA (2) 8,252 213,340
ArcelorMittal SA (2) 44,726 1,024,640
1,237,980
Netherlands - 2.0%
Aalberts NV (2)(a) 9,182 371,804
ABN AMRO Bank NV, CVA (2)(a)
(b) 45,652 749,774
Arcadis NV (2)(a) 699 44,234
ASR Nederland NV (2)(a) 8,753 416,718
Koninklijke Ahold Delhaize NV (2)
(a) 54,727 1,610,456
Koninklijke KPN NV (2)(a) 64,211 246,104
Koninklijke Philips NV (2)*(a) 22,645 569,489
NN Group NV (2)(a) 18,491 859,433
Randstad NV (2)(a) 16,224 736,611
5,604,623
Norway - 0.4%
Equinor ASA (2)(a) 9,414 269,653
Kongsberg Gruppen ASA (2)(a) 2,582 210,260
Norsk Hydro ASA (2)(a) 78,740 490,903
Orkla ASA (2)(a) 10,284 83,395
1,054,211
Portugal - 0.1%
Galp Energia SGPS SA (2) 6,715 141,827
Singapore - 0.9%
Genting Singapore Ltd. (2) 1,100,700 699,652
Jardine Cycle & Carriage Ltd. (2) 3,500 68,475
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 437,519
Singapore Airlines Ltd. (2) 103,100 523,848
STMicroelectronics NV (2) 18,381 719,946
UOL Group Ltd. (2) 11,300 43,295
2,492,735
Spain - 2.2%
Acciona SA (2)(a) 1,982 234,561
Acerinox SA (2)(a) 53,886 561,256
ACS Actividades de Construccion
y Servicios SA (2)(a) 7,578 327,309
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,183 1,015,725
Banco de Sabadell SA (2)(a) 423,098 816,853
Banco Santander SA (2)(a) 316,836 1,474,166
Mapfre SA (2)(a) 155,725 359,125
Repsol SA (2)(a) 78,849 1,250,441
6,039,436

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2%
AAK AB (2)(a) 9,608 281,330
Axfood AB (2)(a) 2,433 63,775
Billerud Aktiebolag (2)(a) 31,703 293,626
Elekta AB, Class B (2)(a) 38,733 241,496
Embracer Group AB, Class B
(2)*(a) 254,679 556,927
Essity AB, Class B (2)(a) 21,949 561,122
Evolution AB (2)(a)(b) 629 65,472
Getinge AB, Class B (2)(a) 32,325 549,071
H & M Hennes & Mauritz AB, Class
B (2)(a) 29,914 473,841
Hexpol AB (2)(a) 17,606 195,166
Sandvik AB (2)(a) 21,282 427,647
Securitas AB, Class B (2)(a) 52,039 515,828
Skanska AB, Class B (2)(a) 17,606 317,619
SKF AB, Class B (2)(a) 63,666 1,279,512
SSAB AB, Class B (2)(a) 174,775 947,679
Swedbank AB, Class A (2)(a) 6,225 128,224
Telia Co. AB (2)(a) 30,646 82,165
Trelleborg AB, Class B (2)(a) 18,110 704,772
Volvo AB, Class B (2)(a) 19,629 504,356
Volvo Car AB, Class B (2)*(a) 258,557 799,457
8,989,085
Switzerland - 3.2%
ABB Ltd. (Registered) (2)(a) 3,450 191,306
Adecco Group AG (Registered)
(2)(a) 22,016 730,378
BKW AG (2)(a) 3,201 510,933
DKSH Holding AG (a) 4,092 276,459
Flughafen Zurich AG (Registered)
(2)(a) 2,052 454,230
Geberit AG (Registered) (2)(a) 489 288,046
Georg Fischer AG (Registered)
(2)(a) 1,445 96,664
Kuehne + Nagel International AG
(Registered) (2)(a) 705 202,886
Logitech International SA
(Registered) (2)(a) 5,570 536,061
Novartis AG (Registered) (2)(a) 15,770 1,679,059
PSP Swiss Property AG
(Registered) (2)(a) 351 45,058
Schindler Holding AG (2)(a) 976 244,882
Sonova Holding AG (Registered)
(2)(a) 783 241,216
Swatch Group AG (The) (2)(a) 4,019 823,402
Swiss Life Holding AG (Registered)
(2)(a) 774 568,064
Swisscom AG (Registered) (2)(a) 1,241 697,834
Tecan Group AG (Registered) (2)
(a) 737 246,760
UBS Group AG (Registered) (2)(a) 34,760 1,020,907
8,854,145
United Kingdom - 5.6%
abrdn plc (2) 23,884 44,606
Aviva plc (2)(a) 45,026 271,205
BAE Systems plc (2)(a) 35,160 585,647
Barclays plc (2)(a) 537,919 1,421,406
Barratt Developments plc (2)(a) 86,928 516,277
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.6% (continued)
Beazley plc (2)(a) 21,668 193,529
BT Group plc (2) 503,630 892,862
Centrica plc (2) 759,065 1,293,823
CK Hutchison Holdings Ltd. (2)(a) 9,500 45,316
DCC plc (2)(a) 7,678 535,862
easyJet plc (2)(a) 69,298 399,742
Frasers Group plc (2)*(a) 7,415 82,705
Harbour Energy plc (2)(a) 11,971 47,002
Howden Joinery Group plc (2)(a) 13,817 152,815
HSBC Holdings plc (2)(a) 29,580 255,335
Imperial Brands plc (2)(a) 19,030 486,955
InterContinental Hotels Group plc
(2)(a) 1,942 204,058
Intermediate Capital Group plc (2)
(a) 1,557 42,700
International Distribution Services
plc (2)*(a) 25,262 101,987
Investec plc (2)(a) 17,874 129,209
J Sainsbury plc (2)(a) 40,622 130,878
JD Sports Fashion plc (2) 340,445 511,225
Johnson Matthey plc (a) 6,540 129,547
Just Eat Takeaway.com NV (2)*(a)
(b) 70,639 844,250
Kingfisher plc (2)(a) 155,618 487,968
Lloyds Banking Group plc (2) 452,062 311,794
Man Group plc (2)(a) 91,775 280,415
Marks & Spencer Group plc (2)(a) 201,398 728,202
NatWest Group plc (2)(a) 160,851 632,803
Pearson plc (2)(a) 14,928 186,409
Rolls-Royce Holdings plc (2)*(a) 163,997 941,874
Standard Chartered plc (2)(a) 114,598 1,034,759
Subsea 7 SA (2)(a) 26,032 488,522
Taylor Wimpey plc (2) 24,371 43,642
Tesco plc (2)(a) 48,583 187,665
Travis Perkins plc (a) 13,912 135,238
Vodafone Group plc (2) 987,252 873,559
15,651,791
United States - 93.2%
3M Co. (a) 10,175 1,039,783
A O Smith Corp. (a) 5,186 424,111
Abbott Laboratories (a)(c) 5,408 561,945
AbbVie, Inc. (a)(c) 6,837 1,172,682
Acuity Brands, Inc. (a) 5,250 1,267,560
Adient plc *(a) 1,985 49,049
Adobe, Inc. *(a) 1,834 1,018,860
ADT, Inc. (a) 57,333 435,731
Advance Auto Parts, Inc. (a) 5,335 337,866
AGCO Corp. (a) 12,146 1,188,850
Agilent Technologies, Inc. (a)(c) 4,887 633,502
Akamai Technologies, Inc. *(a)(c) 4,095 368,878
Align Technology, Inc. *(a) 1,437 346,935
ALLETE, Inc. (a) 7,402 461,515
Allison Transmission Holdings,
Inc. (a) 13,022 988,370
Alphabet, Inc., Class A (a) 9,252 1,685,253
Altria Group, Inc. (a) 26,304 1,198,147
Amdocs Ltd. (a) 4,539 358,218
American Electric Power Co., Inc.
(a)(c) 7,794 683,846

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
American International Group, Inc.
(a) 19,688 1,461,637
Ameriprise Financial, Inc. (a)(c) 1,255 536,123
Amkor Technology, Inc. (a) 39,130 1,565,984
Analog Devices, Inc. (a)(c) 1,055 240,814
APA Corp. (a)(c) 9,760 287,334
Apple, Inc. (a) 723 152,278
Applied Industrial Technologies,
Inc. (a) 856 166,064
Applied Materials, Inc. (a) 5,707 1,346,795
AppLovin Corp., Class A *(a)(c) 3,104 258,315
Aramark (a)(c) 14,480 492,610
Arch Capital Group Ltd. *(a) 2,360 238,100
Archer-Daniels-Midland Co. (a)(c) 18,781 1,135,311
Arista Networks, Inc. *(a) 1,767 619,298
Arrow Electronics, Inc. *(a) 9,249 1,116,909
ASGN, Inc. *(a)(c) 4,746 418,455
Associated Banc-Corp. (a) 10,900 230,535
Assurant, Inc. (a) 3,864 642,390
Assured Guaranty Ltd. (a) 2,200 169,730
AT&T, Inc. (a) 106,968 2,044,159
AutoNation, Inc. *(a) 3,623 577,434
Avantor, Inc. *(a) 13,674 289,889
Avient Corp. (a)(c) 5,165 225,452
Avnet, Inc. (a) 16,094 828,680
Axalta Coating Systems Ltd. *(a) 3,793 129,607
Axis Capital Holdings Ltd. (a) 5,666 400,303
Baker Hughes Co., Class A (a) 5,453 191,782
Bank of New York Mellon Corp.
(The) (a) 19,940 1,194,207
Bank OZK (a) 25,268 1,035,988
Baxter International, Inc. (a)(c) 23,614 789,888
Belden, Inc. (a)(c) 1,657 155,427
BellRing Brands, Inc. *(a) 4,941 282,329
Berry Global Group, Inc. (a)(c) 12,523 736,979
Best Buy Co., Inc. (a) 9,181 773,866
Black Hills Corp. (a) 11,682 635,267
Booking Holdings, Inc. (a) 311 1,232,027
BorgWarner, Inc. (a) 11,594 373,791
Boston Beer Co., Inc. (The), Class
A *(a) 1,142 348,367
BP plc (2)(a) 76,844 462,661
Brink's Co. (The) (a)(c) 1,005 102,912
Bristol-Myers Squibb Co. (a) 13,438 558,080
BRP, Inc. (a) 2,751 176,255
Bruker Corp. (a) 2,534 161,695
Builders FirstSource, Inc. *(a) 4,858 672,396
Bunge Global SA (a) 11,734 1,252,839
BWX Technologies, Inc. (a)(c) 3,423 325,185
Cabot Corp. (a)(c) 4,629 425,359
CACI International, Inc., Class A
*(a) 1,326 570,352
Cadence Design Systems, Inc.
*(a)(c) 1,531 471,165
Capital One Financial Corp. (a) 7,089 981,472
Cardinal Health, Inc. (a) 12,095 1,189,180
Carlisle Cos., Inc. (a) 196 79,421
Carnival Corp. *(a) 10,614 198,694
Carter's, Inc. (a) 9,492 588,219
Casey's General Stores, Inc. (a)(c) 995 379,652
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Caterpillar, Inc. (a)(c) 1,493 497,318
CBRE Group, Inc., Class A *(a) 6,320 563,175
Celanese Corp., Class A (a)(c) 2,500 337,225
Cencora, Inc. (a)(c) 2,202 496,111
Centene Corp. *(a) 18,691 1,239,213
ChargePoint Holdings, Inc. *(a)(c) 50,276 75,917
Charles River Laboratories
International, Inc. *(a)(c) 2,455 507,154
Ciena Corp. *(a) 6,215 299,439
Cigna Group (The) (a) 3,015 996,756
Cincinnati Financial Corp. (a) 3,786 447,127
Cintas Corp. (a) 909 636,536
Cirrus Logic, Inc. *(a) 6,912 882,386
Citigroup, Inc. (a) 15,834 1,004,826
Citizens Financial Group, Inc. (a) 16,674 600,764
Civitas Resources, Inc. (a) 4,483 309,327
Clean Harbors, Inc. *(a) 2,261 511,325
Cleveland-Cliffs, Inc. *(a) 28,292 435,414
CNA Financial Corp. (a) 4,918 226,572
CNO Financial Group, Inc. (a) 22,422 621,538
Coca-Cola Consolidated, Inc. (a) 1,001 1,086,085
Cognizant Technology Solutions
Corp., Class A (a) 10,279 698,972
Colgate-Palmolive Co. (a) 5,864 569,043
Columbia Sportswear Co. (a)(c) 7,555 597,449
Comcast Corp., Class A (a) 24,553 961,495
Commercial Metals Co. (a) 14,816 814,732
CommVault Systems, Inc. *(a) 5,286 642,619
Concentrix Corp. (a) 3,684 233,124
Copart, Inc. *(a)(c) 10,600 574,096
Corebridge Financial, Inc. (a) 39,828 1,159,791
Corpay, Inc. *(a)(c) 984 262,147
Costco Wholesale Corp. (a) 285 242,247
Coty, Inc., Class A *(a)(c) 11,407 114,298
Crane NXT Co. (a)(c) 6,441 395,606
CRH plc (2)(a) 2,909 215,569
Crowdstrike Holdings, Inc., Class
A *(a) 799 306,169
Cummins, Inc. (a) 4,049 1,121,290
Curtiss-Wright Corp. (a) 2,453 664,714
CVS Health Corp. (a)(c) 10,641 628,457
Darden Restaurants, Inc. (a)(c) 1,828 276,613
Deckers Outdoor Corp. *(a)(c) 632 611,744
Dell Technologies, Inc., Class C (a) 8,454 1,165,891
DENTSPLY SIRONA, Inc. (a)(c) 11,477 285,892
Devon Energy Corp. (a) 11,224 532,018
Dick's Sporting Goods, Inc. (a) 3,106 667,324
DocuSign, Inc., Class A *(a) 10,931 584,809
Dolby Laboratories, Inc., Class A
(a) 6,819 540,269
Domino's Pizza, Inc. (a) 744 384,150
Donaldson Co., Inc. (a) 6,490 464,424
Dover Corp. (a)(c) 2,090 377,141
Dow, Inc. (a) 7,012 371,987
Dropbox, Inc., Class A *(a) 65,678 1,475,785
Duolingo, Inc., Class A *(a) 1,462 305,076
DXC Technology Co. *(a) 44,692 853,170
Eagle Materials, Inc. (a)(c) 3,135 681,737
Eastman Chemical Co. (a) 6,062 593,894
eBay, Inc. (a)(c) 13,825 742,679

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Electronic Arts, Inc. (a) 2,762 384,829
Elevance Health, Inc. (a) 1,116 604,716
EMCOR Group, Inc. (a) 2,956 1,079,176
Encompass Health Corp. (a) 1,101 94,455
EnerSys (a) 7,429 769,050
Entergy Corp. (a) 8,057 862,099
Envista Holdings Corp. *(a) 40,739 677,490
EOG Resources, Inc. (a)(c) 9,196 1,157,501
EPAM Systems, Inc. *(a) 729 137,132
Equitable Holdings, Inc. (a) 17,147 700,626
Esab Corp. (a) 1,424 134,468
Euronet Worldwide, Inc. *(a) 4,135 427,973
Evercore, Inc., Class A (a) 4,013 836,430
Everest Group Ltd. (a) 3,018 1,149,918
Evergy, Inc. (a) 5,383 285,138
Exelixis, Inc. *(a) 24,744 555,998
Expedia Group, Inc. *(a) 7,779 980,076
F5, Inc. *(a) 3,723 641,212
Fair Isaac Corp. *(a)(c) 541 805,365
Federated Hermes, Inc., Class B
(a) 25,199 828,543
Ferguson plc (a) 2,745 531,569
Fidelity National Financial, Inc. (a) 6,301 311,395
Fidelity National Information
Services, Inc. (a) 11,758 886,083
First American Financial Corp. (a) 4,909 264,841
First Horizon Corp. (a) 15,407 242,968
FirstCash Holdings, Inc. (a)(c) 1,100 115,368
Fiserv, Inc. *(a)(c) 2,817 419,846
Flowers Foods, Inc. (a) 9,624 213,653
Flowserve Corp. (a) 6,414 308,513
Fluor Corp. *(a) 9,948 433,235
FNB Corp. (a)(c) 22,464 307,308
Fortinet, Inc. *(a) 6,735 405,918
Fortive Corp. (a) 3,772 279,505
Fox Corp., Class A (a)(c) 9,376 322,253
Franklin Resources, Inc. (a) 27,066 604,925
Gap, Inc. (The) (a)(c) 26,406 630,839
Gartner, Inc. *(a) 1,011 454,000
Gates Industrial Corp. plc *(a) 37,851 598,424
GE HealthCare Technologies, Inc.
(a) 9,237 719,747
Gen Digital, Inc. (a)(c) 17,087 426,833
Generac Holdings, Inc. *(a)(c) 1,230 162,631
General Dynamics Corp. (a) 4,321 1,253,695
General Electric Co. (a) 7,496 1,191,639
General Motors Co. (a) 20,936 972,687
Gilead Sciences, Inc. (a) 11,189 767,677
Ginkgo Bioworks Holdings, Inc.,
Class A * 929,077 310,590
Global Payments, Inc. (a)(c) 12,637 1,221,998
GLOBALFOUNDRIES, Inc. *(a)(c) 4,222 213,464
Globe Life, Inc. (a) 2,589 213,023
GoDaddy, Inc., Class A *(a)(c) 1,133 158,291
Graco, Inc. (a) 3,923 311,015
Graham Holdings Co., Class B (a) 1,260 881,433
Grand Canyon Education, Inc. *(a) 4,460 623,999
Greif, Inc., Class A (a) 6,003 344,992
GSK plc (2)(a) 12,011 231,022
H&R Block, Inc. (a)(c) 19,241 1,043,439
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Haemonetics Corp. *(a)(c) 2,973 245,956
Halliburton Co. (a)(c) 9,133 308,513
Hancock Whitney Corp. (a) 2,216 105,991
Hartford Financial Services Group,
Inc. (The) (a) 11,834 1,189,790
Hawaiian Electric Industries, Inc. 50,120 452,082
HCA Healthcare, Inc. (a) 1,076 345,697
Henry Schein, Inc. *(a)(c) 3,013 193,133
Hertz Global Holdings, Inc. *(a)(c) 134,325 474,167
Hewlett Packard Enterprise Co. (a) 54,374 1,151,098
Hexcel Corp. (a) 5,827 363,896
HF Sinclair Corp. (a) 12,372 659,922
Holcim AG (2)(a) 18,390 1,625,531
Hologic, Inc. *(a)(c) 7,701 571,799
Howmet Aerospace, Inc. (a) 8,256 640,913
HP, Inc. (a) 30,229 1,058,620
Hubbell, Inc., Class B (a)(c) 1,373 501,804
Huntington Bancshares, Inc. (a) 30,776 405,628
Huntington Ingalls Industries, Inc.
(a)(c) 5,468 1,346,932
IAC, Inc. *(a)(c) 7,083 331,839
Incyte Corp. *(a)(c) 17,934 1,087,159
Informatica, Inc., Class A *(a)(c) 2,943 90,880
Ingredion, Inc. (a) 3,975 455,933
Insperity, Inc. (a) 1,534 139,916
Integra LifeSciences Holdings
Corp. *(a) 5,209 151,790
Intel Corp. (a) 19,021 589,080
International Bancshares Corp. (a) 5,090 291,199
International Business Machines
Corp. (a) 2,359 407,989
International Paper Co. (a) 8,176 352,794
Interpublic Group of Cos., Inc.
(The) (a)(c) 7,218 209,972
Intuit, Inc. (a)(c) 1,128 741,333
Invesco Ltd. (a) 16,445 246,017
IPG Photonics Corp. *(a) 1,845 155,700
IQVIA Holdings, Inc. *(a)(c) 1,728 365,368
ITT, Inc. (a) 3,161 408,338
Jabil, Inc. (a) 7,999 870,211
Jacobs Solutions, Inc. (a)(c) 1,582 221,021
Janus Henderson Group plc (a) 20,511 691,426
Jazz Pharmaceuticals plc *(a) 8,861 945,735
JB Hunt Transport Services, Inc.
(a) 1,364 218,240
Jefferies Financial Group, Inc. (a)
(c) 8,010 398,578
Johnson & Johnson (a)(c) 15,412 2,252,619
Jones Lang LaSalle, Inc. *(a) 2,955 606,602
KB Home (a)(c) 18,392 1,290,751
Kenvue, Inc. (a) 37,668 684,804
Kimberly-Clark Corp. (a) 5,978 826,160
Kirby Corp. *(a) 2,055 246,045
KLA Corp. (a) 642 529,335
Knife River Corp. *(a) 2,460 172,544
Kohl's Corp. (a)(c) 23,888 549,185
Kraft Heinz Co. (The) (a)(c) 12,310 396,628
Kroger Co. (The) (a) 31,710 1,583,281
Kyndryl Holdings, Inc. *(a) 27,064 712,054
L3Harris Technologies, Inc. (a) 1,833 411,655

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Lam Research Corp. (a) 776 826,324
Landstar System, Inc. (a) 3,691 680,916
Lantheus Holdings, Inc. *(a) 5,181 415,982
Lear Corp. (a) 3,106 354,736
Leidos Holdings, Inc. (a) 4,368 637,204
Lennar Corp., Class A (a)(c) 6,710 1,005,628
Liberty Media Corp-Liberty
SiriusXM *(a) 6,744 149,447
Lincoln Electric Holdings, Inc. (a)
(c) 1,054 198,827
Lincoln National Corp. (a) 5,843 181,717
Lockheed Martin Corp. (a) 3,224 1,505,930
Loews Corp. (a) 7,995 597,546
Louisiana-Pacific Corp. (a) 2,782 229,042
LyondellBasell Industries NV, Class
A (a) 7,609 727,877
M&T Bank Corp. (a)(c) 4,612 698,072
Macy's, Inc. (a)(c) 43,356 832,435
Manhattan Associates, Inc. *(a) 1,569 387,041
ManpowerGroup, Inc. (a) 13,615 950,327
Marathon Petroleum Corp. (a) 3,694 640,835
Markel Group, Inc. *(a) 252 397,066
Masco Corp. (a) 5,232 348,817
Matador Resources Co. (a) 4,183 249,307
Match Group, Inc. *(a) 13,173 400,196
Maximus, Inc. (a) 5,749 492,689
McKesson Corp. (a) 1,974 1,152,895
MDU Resources Group, Inc. (a)(c) 6,303 158,205
Medpace Holdings, Inc. *(a)(c) 1,432 589,769
Medtronic plc (a) 16,791 1,321,620
Merck & Co., Inc. (a) 7,476 925,529
Meta Platforms, Inc., Class A (a) 2,733 1,378,033
MetLife, Inc. (a) 6,296 441,916
Mettler-Toledo International, Inc.
*(a)(c) 265 370,361
MGIC Investment Corp. (a)(c) 5,286 113,913
Middleby Corp. (The) *(a)(c) 1,727 211,747
MKS Instruments, Inc. (a) 1,232 160,875
Mohawk Industries, Inc. *(a) 4,094 465,037
Molina Healthcare, Inc. *(a)(c) 2,190 651,087
Molson Coors Beverage Co., Class
B (a)(c) 34,558 1,756,584
Monolithic Power Systems, Inc. (a) 455 373,864
Monster Beverage Corp. *(a) 8,582 428,671
Morningstar, Inc. (a) 153 45,265
Mosaic Co. (The) (a) 9,844 284,492
MSC Industrial Direct Co., Inc.,
Class A (a) 5,954 472,212
Murphy Oil Corp. (a)(c) 10,284 424,112
Murphy USA, Inc. (a)(c) 2,685 1,260,500
Natera, Inc. *(a) 1,533 166,009
National Fuel Gas Co. (a)(c) 7,956 431,136
NCR Atleos Corp. *(a) 9,747 263,364
NCR Voyix Corp. *(a)(c) 38,040 469,794
NetApp, Inc. (a) 5,198 669,502
NewMarket Corp. (a) 330 170,138
Nexstar Media Group, Inc., Class
A (a) 1,035 171,820
NiSource, Inc. (a) 5,454 157,130
Nordstrom, Inc. (a)(c) 18,051 383,042
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Northern Trust Corp. (a)(c) 6,059 508,835
Northwestern Energy Group, Inc.
(a)(c) 5,683 284,605
NOV, Inc. (a) 24,950 474,300
NRG Energy, Inc. (a) 3,415 265,892
Nucor Corp. (a) 1,669 263,836
Nutanix, Inc., Class A *(a) 7,731 439,507
nVent Electric plc (a) 5,969 457,285
OGE Energy Corp. (a)(c) 2,141 76,434
Old National Bancorp (a)(c) 14,095 242,293
Old Republic International Corp.
(a) 19,788 611,449
Olin Corp. (a) 5,220 246,123
ON Semiconductor Corp. *(a)(c) 3,278 224,707
OneMain Holdings, Inc. (a)(c) 2,642 128,111
Organon & Co. (a)(c) 15,955 330,269
Oshkosh Corp. (a) 6,788 734,462
Ovintiv, Inc. (a) 14,927 699,628
Owens Corning (a) 6,611 1,148,463
PACCAR, Inc. (a)(c) 7,732 795,932
Packaging Corp. of America (a) 1,964 358,548
PayPal Holdings, Inc. *(a) 7,080 410,852
PBF Energy, Inc., Class A (a) 7,469 343,723
Pegasystems, Inc. (a) 3,385 204,894
Penske Automotive Group, Inc. (a) 3,303 492,213
Pentair plc (a) 3,645 279,462
PepsiCo, Inc. (a)(c) 2,676 441,353
Performance Food Group Co. *(a) 3,793 250,755
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 57,520 217,426
Phillips 66 (a) 3,385 477,860
Pilgrim's Pride Corp. *(a) 14,645 563,686
Pinnacle Financial Partners, Inc.
(a)(c) 1,805 144,472
Pinnacle West Capital Corp. (a)(c) 5,435 415,125
Pinterest, Inc., Class A *(a)(c) 6,542 288,306
Playtika Holding Corp. (a) 58,274 458,616
Popular, Inc. 7,718 682,503
Post Holdings, Inc. *(a) 1,163 121,138
PPG Industries, Inc. (a) 3,845 484,047
Premier, Inc., Class A (a) 10,240 191,181
Procter & Gamble Co. (The) (a)(c) 4,168 687,387
Prudential Financial, Inc. (a) 4,732 554,543
PulteGroup, Inc. (a) 10,598 1,166,840
Pure Storage, Inc., Class A *(a)(c) 7,009 450,048
PVH Corp. (a) 5,755 609,282
Qorvo, Inc. *(a) 4,718 547,477
QUALCOMM, Inc. (a) 4,321 860,657
Qualys, Inc. *(a) 6,806 970,536
Ralph Lauren Corp., Class A (a) 3,735 653,849
Raymond James Financial, Inc. (a) 3,976 491,473
Regal Rexnord Corp. (a)(c) 1,941 262,462
Regeneron Pharmaceuticals, Inc.
*(a) 650 683,170
Regions Financial Corp. (a)(c) 8,465 169,639
Reinsurance Group of America,
Inc. (a) 4,585 941,163
Reliance, Inc. (a) 1,693 483,521
RenaissanceRe Holdings Ltd. 2,036 455,066
ResMed, Inc. (a)(c) 1,093 209,222

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Reynolds Consumer Products,
Inc. (a) 8,039 224,931
RingCentral, Inc., Class A *(a) 18,169 512,366
Rivian Automotive, Inc., Class A
*(a)(c) 6,047 81,151
Robert Half, Inc. (a) 10,779 689,640
Roche Holding AG (2)(a) 2,643 732,266
Roper Technologies, Inc. (a) 805 453,746
Royal Gold, Inc. (a) 1,706 213,523
Royalty Pharma plc, Class A (a) 10,612 279,838
RPM International, Inc. (a)(c) 3,054 328,855
RTX Corp. (a) 5,303 532,368
Ryder System, Inc. (a) 6,865 850,436
Salesforce, Inc. (a)(c) 2,155 554,051
Schneider National, Inc., Class B
(a) 34,255 827,601
Science Applications International
Corp. (a)(c) 1,710 201,011
Seaboard Corp. (a) 117 369,807
Seagate Technology Holdings plc
(a)(c) 656 67,745
SEI Investments Co. (a)(c) 9,742 630,210
Sensata Technologies Holding plc
(a) 3,229 120,732
Shell plc (2)(a) 36,385 1,305,057
Signify NV (2)(a)(b) 28,515 708,185
Silgan Holdings, Inc. (a)(c) 5,177 219,142
Simpson Manufacturing Co., Inc.
(a)(c) 702 118,308
Sirius XM Holdings, Inc. 27,447 77,675
Skechers USA, Inc., Class A *(a) 8,206 567,199
Skyworks Solutions, Inc. (a)(c) 14,049 1,497,342
Snap-on, Inc. (a) 1,865 487,492
Solventum Corp. *(a) 20,638 1,091,337
Sprouts Farmers Market, Inc. *(a)
(c) 9,178 767,831
SS&C Technologies Holdings, Inc.
(a) 4,422 277,127
State Street Corp. (a) 11,859 877,566
Steel Dynamics, Inc. (a)(c) 5,396 698,782
Stellantis NV (2)(a) 43,793 865,731
STERIS plc (a)(c) 1,179 258,838
Stifel Financial Corp. (a) 8,354 702,989
Super Micro Computer, Inc. *(a)(c) 379 310,534
Swiss Re AG (2)(a) 2,942 364,740
Synaptics, Inc. *(a)(c) 1,595 140,679
Synchrony Financial (a) 36,276 1,711,865
Synopsys, Inc. *(a)(c) 1,051 625,408
T. Rowe Price Group, Inc. (a)(c) 5,317 613,103
Tapestry, Inc. (a)(c) 12,366 529,141
Target Corp. (a) 1,867 276,391
Taylor Morrison Home Corp., Class
A *(a) 17,989 997,310
TD SYNNEX Corp. (a) 11,311 1,305,289
TE Connectivity Ltd. (a) 3,265 491,154
TEGNA, Inc. (a)(c) 53,242 742,193
Teleflex, Inc. (a)(c) 1,609 338,421
Tenaris SA (2)(a) 86,257 1,326,834
Tenet Healthcare Corp. *(a) 6,708 892,365
Teradata Corp. *(a) 17,524 605,629
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Teradyne, Inc. (a) 2,091 310,074
Terex Corp. (a) 18,691 1,025,014
Tetra Tech, Inc. (a)(c) 1,205 246,398
Texas Pacific Land Corp. (a)(c) 254 186,505
Texas Roadhouse, Inc., Class A (a) 4,320 741,787
Textron, Inc. (a) 15,827 1,358,906
Thermo Fisher Scientific, Inc. (a) 808 446,824
Thor Industries, Inc. (a)(c) 2,339 218,580
Timken Co. (The) (a)(c) 6,541 524,130
Toll Brothers, Inc. (a) 10,657 1,227,473
TransDigm Group, Inc. (a) 175 223,582
Travel + Leisure Co. (a) 10,399 467,747
Travelers Cos., Inc. (The) (a) 3,795 771,675
TripAdvisor, Inc. *(a) 18,607 331,391
Tyler Technologies, Inc. *(a)(c) 178 89,495
Tyson Foods, Inc., Class A (a) 7,462 426,379
UFP Industries, Inc. (a) 10,880 1,218,560
U-Haul Holding Co. *(a) 252 15,556
UiPath, Inc., Class A *(a)(c) 36,520 463,074
United Airlines Holdings, Inc. *(a) 7,017 341,447
United Rentals, Inc. (a) 1,252 809,706
United Therapeutics Corp. *(a) 3,788 1,206,667
Universal Health Services, Inc.,
Class B (a) 3,325 614,892
Unum Group (a) 16,213 828,646
US Foods Holding Corp. *(a) 9,636 510,515
Valero Energy Corp. (a)(c) 5,357 839,763
Valley National Bancorp (a)(c) 83,863 585,364
Veeva Systems, Inc., Class A *(a) 2,334 427,145
Veralto Corp. (a) 3,581 341,878
Verisk Analytics, Inc., Class A (a) 778 209,710
Verizon Communications, Inc. (a) 24,043 991,533
Vertex Pharmaceuticals, Inc. *(a)
(c) 1,852 868,069
Vestis Corp. (a) 13,097 160,176
Viasat, Inc. *(a)(c) 15,822 200,939
Viatris, Inc. (a)(c) 61,596 654,765
Victoria's Secret & Co. *(a) 10,159 179,510
Vishay Intertechnology, Inc. (a)(c) 22,175 494,503
Vistra Corp. (a) 18,204 1,565,180
Vontier Corp. (a) 6,024 230,117
Vulcan Materials Co. (a) 1,422 353,623
Walgreens Boots Alliance, Inc. (a)
(c) 20,569 248,782
Walmart, Inc. (a) 20,067 1,358,737
Warner Bros Discovery, Inc. *(a)(c) 29,354 218,394
Watts Water Technologies, Inc.,
Class A (a) 1,868 342,535
Wayfair, Inc., Class A *(a)(c) 4,839 255,160
Webster Financial Corp. (a)(c) 5,401 235,430
Werner Enterprises, Inc. (a)(c) 14,045 503,232
WESCO International, Inc. (a) 4,350 689,562
Western Digital Corp. *(a) 1,706 129,264
Western Union Co. (The) (a) 67,075 819,657
Westlake Corp. (a)(c) 4,480 648,794
Williams-Sonoma, Inc. (a)(c) 2,826 797,978
Wintrust Financial Corp. (a) 1,784 175,831
WK Kellogg Co. (a)(c) 13,519 222,523
Woodward, Inc. (a) 3,316 578,244

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 93.2% (continued)
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,567 115,958
Xcel Energy, Inc. (a) 3,982 212,679
Ziff Davis, Inc. *(a)(c) 4,222 232,421
Zimmer Biomet Holdings, Inc. (a)
(c) 7,645 829,712
Zions Bancorp NA (a) 9,686 420,082
Zoom Video Communications, Inc.,
Class A *(a)(c) 38,040 2,251,589
258,983,062
TOTAL COMMON STOCKS
(Cost $360,215,592) 463,391,666
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $364,404) 4,479 398,796
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 65.2%
INVESTMENT COMPANIES - 55.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(d)(e) 5,460,888 5,460,888
Limited Purpose Cash Investment
Fund, 5.33% (d) 147,907,536 147,848,374
TOTAL INVESTMENT COMPANIES
(Cost $153,295,312) 153,309,262
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Bills
5.11%, 8/1/2024 (2)(f) $ 2,039,000 2,029,779
5.18%, 8/8/2024 (2)(f) 873,000 868,169
5.27%, 8/29/2024 (2)(f) 299,000 296,425
5.24%, 9/5/2024 (2)(f) 2,589,000 2,564,227
5.23%, 9/12/2024 (2)(f) 2,413,000 2,387,371
5.27%, 9/19/2024 (2)(f) 1,172,000 1,158,421
5.24%, 9/26/2024 (2)(f) 325,000 320,896
5.29%, 10/3/2024 (2)(f)(g) 6,000,000 5,918,925
5.26%, 10/10/2024 (2)(f) 1,248,000 1,229,811
5.29%, 10/17/2024 (2)(f) 1,447,000 1,424,405
5.30%, 10/24/2024 (2)(f) 1,322,000 1,300,084
5.30%, 10/31/2024 (2)(f) 637,000 625,829
5.30%, 11/21/2024 (2)(f) 742,000 726,850
5.31%, 11/29/2024 (2)(f) 959,000 938,405
5.29%, 12/5/2024 (2)(f) 647,000 632,511
5.28%, 12/12/2024 (2)(f) 808,000 789,147
5.29%, 12/19/2024 (2)(f)(g) 842,000 821,541
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 10.1% (continued)
5.28%, 12/26/2024 (2)(f)(g) $ 4,190,000 4,084,031
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,118,956) 28,116,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $181,414,268) 181,426,089
TOTAL LONG POSITIONS
(Cost $541,994,264) 645,216,551
SHARES
SHORT POSITIONS - (157.0)%
COMMON STOCKS - (156.3)%
Australia - (4.8)%
ALS Ltd. (2) (20,625) (192,091)
APA Group (2) (123,004) (653,824)
Coles Group Ltd. (2) (13,672) (154,885)
Commonwealth Bank of Australia
(2) (13,948) (1,181,554)
Endeavour Group Ltd. (2) (187,343) (628,223)
Evolution Mining Ltd. (2) (117,475) (274,700)
Glencore plc (2) (20,093) (114,335)
IDP Education Ltd. (2) (56,921) (572,822)
IGO Ltd. (2) (40,857) (152,939)
Insurance Australia Group Ltd. (2) (84,564) (400,880)
Liontown Resources Ltd. (2) (501,184) (300,910)
Lynas Rare Earths Ltd. (2) (237,827) (936,924)
Macquarie Group Ltd. (2) (10,874) (1,479,641)
Mineral Resources Ltd. (2) (17,720) (633,944)
National Australia Bank Ltd. (2) (21,410) (516,307)
NEXTDC Ltd. (2) (15,713) (183,448)
Pilbara Minerals Ltd. (2) (84,979) (172,915)
Ramsay Health Care Ltd. (2) (20,976) (662,257)
Rio Tinto plc (2) (4,852) (318,380)
Sonic Healthcare Ltd. (2) (37,639) (657,316)
South32 Ltd. (2) (108,998) (264,440)
Transurban Group (2) (46,229) (381,277)
Treasury Wine Estates Ltd. (2) (104,634) (865,780)
WiseTech Global Ltd. (2) (2,168) (144,126)
Woodside Energy Group Ltd. (2) (41,237) (776,534)
Woolworths Group Ltd. (2) (31,072) (697,628)
(13,318,080)
Belgium - (0.5)%
Anheuser-Busch InBev SA/NV (2) (5,898) (342,413)
D'ieteren Group (2) (504) (106,723)
Elia Group SA/NV (2) (1,233) (115,158)
Liberty Global Ltd., Class C (14,374) (256,576)
Lotus Bakeries NV (12) (123,759)
UCB SA (2) (2,424) (359,932)
(1,304,561)
Brazil - (0.2)%
MercadoLibre, Inc. (182) (299,099)
Wheaton Precious Metals Corp. (6,607) (346,420)
(645,519)
Burkina Faso - (0.1)%
Endeavour Mining plc (2) (14,841) (315,831)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (6.0)%
Alamos Gold, Inc., Class A (9,058) (142,089)
Algonquin Power & Utilities Corp. (111,068) (652,744)
Aritzia, Inc. (2,978) (84,287)
AtkinsRealis Group, Inc. (8,652) (374,527)
Barrick Gold Corp. (11,823) (197,216)
BCE, Inc. (8,178) (264,879)
Brookfield Asset Management Ltd.,
Class A (2,100) (79,944)
Brookfield Corp., Class A (19,866) (826,268)
Brookfield Infrastructure Corp.,
Class A (3,954) (133,096)
CAE, Inc. (6,229) (115,697)
Cameco Corp. (9,481) (466,479)
Canadian National Railway Co. (7,490) (885,080)
Canadian Pacific Kansas City Ltd. (15,598) (1,228,411)
Canadian Utilities Ltd., Class A (4,211) (90,958)
Capstone Copper Corp. (34,012) (241,158)
CCL Industries, Inc., Class B (900) (47,327)
Colliers International Group, Inc. (3,092) (345,283)
Dollarama, Inc. (2,819) (257,389)
Element Fleet Management Corp. (32,208) (585,985)
Enbridge, Inc. (22,579) (803,275)
FirstService Corp. (288) (43,830)
Fortis, Inc. (10,818) (420,447)
Franco-Nevada Corp. (8,219) (974,469)
Intact Financial Corp. (1,727) (287,835)
Keyera Corp. (6,322) (175,096)
Lumine Group, Inc. (h) (225) (6,074)
Metro, Inc., Class A (5,132) (284,313)
Nuvei Corp. (b) (6,075) (196,764)
Pan American Silver Corp. (25,696) (510,708)
PrairieSky Royalty Ltd. (16,725) (317,861)
RB Global, Inc. (7,130) (543,799)
Restaurant Brands International,
Inc. (7,353) (518,131)
Rogers Communications, Inc.,
Class B (8,348) (308,767)
Royal Bank of Canada (3,733) (397,435)
Shopify, Inc., Class A (13,273) (877,170)
TC Energy Corp. (22,761) (862,823)
Teck Resources Ltd., Class B (21,076) (1,010,009)
Thomson Reuters Corp. (1,601) (269,878)
Toronto-Dominion Bank (The) (9,889) (543,586)
WSP Global, Inc. (1,316) (204,925)
(16,576,012)
Chile - (0.3)%
Antofagasta plc (2) (15,022) (399,225)
Lundin Mining Corp. (45,877) (510,732)
(909,957)
Denmark - (2.0)%
Ambu A/S, Class B (2) (7,603) (146,344)
Coloplast A/S, Class B (2) (4,137) (497,322)
Demant A/S (2) (1,576) (68,258)
DSV A/S (2) (10,203) (1,566,142)
GN Store Nord A/S (2) (12,931) (360,242)
Novo Nordisk A/S, Class B (2) (2,263) (323,801)
Novonesis (Novozymes), Class
B (2) (5,788) (353,615)
INVESTMENTS SHARES VALUE ($)
Denmark - (2.0)% (continued)
Orsted A/S (2)(b) (17,293) (918,629)
Tryg A/S (2) (21,643) (472,870)
Vestas Wind Systems A/S (2) (41,892) (971,390)
(5,678,613)
Finland - (0.7)%
Neste OYJ (2) (25,471) (454,517)
Nordea Bank Abp (2) (21,581) (257,268)
Sampo OYJ, Class A (2) (15,768) (679,983)
Stora Enso OYJ, Class R (2) (40,250) (549,633)
UPM-Kymmene OYJ (2) (1,809) (63,537)
(2,004,938)
France - (4.3)%
Accor SA (2) (7,657) (313,317)
Aeroports de Paris SA (2) (1,453) (176,977)
Air France-KLM (2) (18,094) (160,187)
Air Liquide SA (2) (2,414) (416,626)
Airbus SE (2) (3,414) (468,560)
Alstom SA (2) (25,360) (427,692)
AXA SA (2) (14,275) (467,809)
BioMerieux (2) (1,138) (108,211)
Bureau Veritas SA (2) (4,586) (127,441)
Capgemini SE (2) (258) (51,248)
Cie Generale des Etablissements
Michelin SCA (2) (1,686) (65,166)
Dassault Systemes SE (2) (25,885) (973,301)
Edenred SE (2) (14,757) (625,871)
EssilorLuxottica SA (2) (1,929) (414,511)
Hermes International SCA (2) (439) (1,013,925)
Kering SA (2) (2,457) (893,721)
Legrand SA (2) (1,253) (124,367)
L'Oreal SA (2) (1,288) (566,933)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,695) (1,301,407)
Pernod Ricard SA (2) (8,422) (1,149,094)
Remy Cointreau SA (2) (741) (62,262)
Renault SA (2) (4,612) (236,525)
Safran SA (2) (333) (70,183)
Sartorius Stedim Biotech (2) (3,460) (571,805)
SOITEC (2) (2,886) (320,422)
Teleperformance SE (2) (722) (76,278)
Thales SA (2) (3,570) (571,087)
Valeo SE (2) (8,673) (92,743)
Vivendi SE (2) (8,574) (89,612)
Worldline SA (2)(b) (12,032) (131,120)
(12,068,401)
Germany - (3.9)%
Bayer AG (Registered) (2) (16,344) (460,705)
Carl Zeiss Meditec AG (2) (3,262) (229,331)
Deutsche Post AG (2) (7,660) (311,049)
Deutsche Telekom AG (Registered)
(2) (20,223) (508,315)
Fraport AG Frankfurt Airport
Services Worldwide (2) (1,172) (60,645)
Infineon Technologies AG (2) (27,468) (1,008,084)
Mercedes-Benz Group AG (2) (8,060) (557,845)
Merck KGaA (2) (5,244) (867,228)
MTU Aero Engines AG (2) (2,253) (574,410)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (3.9)% (continued)
Nemetschek SE (2) (1,307) (127,598)
Puma SE (2) (5,332) (244,899)
Rational AG (2) (181) (150,071)
Rheinmetall AG (2) (627) (319,529)
RWE AG (2) (12,443) (426,861)
SAP SE (2) (6,769) (1,359,727)
Scout24 SE (2)(b) (1,287) (98,332)
Siemens AG (Registered) (2) (9,156) (1,704,164)
Siemens Healthineers AG (2)(b) (12,660) (729,078)
Symrise AG, Class A (2) (5,004) (612,275)
TeamViewer SE (2)(b) (6,887) (77,085)
United Internet AG (Registered) (2) (2,660) (57,464)
Vonovia SE (2) (2,264) (64,430)
Wacker Chemie AG (2) (431) (46,956)
Zalando SE (2)(b) (10,112) (237,375)
(10,833,456)
Hong Kong - (0.2)%
Prudential plc (2) (69,686) (631,844)
Italy - (2.8)%
Amplifon SpA (2) (6,675) (237,363)
Banca Generali SpA (2) (3,220) (129,255)
Brunello Cucinelli SpA (2) (4,116) (410,802)
Davide Campari-Milano NV (2) (6,439) (60,963)
DiaSorin SpA (2) (674) (67,049)
Enel SpA (2) (74,630) (517,842)
ERG SpA (2) (17,043) (427,227)
Ferrari NV (2) (1,254) (511,747)
FinecoBank Banca Fineco SpA (2) (40,732) (605,247)
Infrastrutture Wireless Italiane SpA
(2)(b) (46,326) (482,517)
Interpump Group SpA (2) (7,456) (330,802)
Italgas SpA (2) (8,632) (42,628)
Mediobanca Banca di Credito
Finanziario SpA (2) (32,712) (478,840)
Moncler SpA (2) (6,505) (399,042)
Nexi SpA (2)(b) (52,186) (318,126)
Recordati Industria Chimica e
Farmaceutica SpA (2) (3,202) (166,657)
Snam SpA (2) (308,944) (1,364,299)
Telecom Italia SpA (2) (727,454) (173,992)
Terna - Rete Elettrica Nazionale (2) (136,318) (1,050,825)
(7,775,223)
Japan - (24.6)%
Advantest Corp. (2) (32,100) (1,300,883)
Aeon Co. Ltd. (2) (43,000) (920,329)
Ajinomoto Co., Inc. (2) (26,900) (946,752)
Allegro MicroSystems, Inc. (13,331) (376,467)
ANA Holdings, Inc. (2) (10,000) (184,832)
Asahi Intecc Co. Ltd. (2) (23,000) (322,897)
Astellas Pharma, Inc. (2) (123,600) (1,219,406)
Azbil Corp. (2) (3,700) (103,350)
Bandai Namco Holdings, Inc. (2) (21,800) (427,092)
BayCurrent Consulting, Inc. (2) (21,400) (433,232)
Bridgestone Corp. (2) (21,700) (856,269)
Calbee, Inc. (2) (5,100) (98,070)
Capcom Co. Ltd. (2) (20,300) (384,013)
Chiba Bank Ltd. (The) (2) (65,800) (589,784)
INVESTMENTS SHARES VALUE ($)
Japan - (24.6)% (continued)
Chugai Pharmaceutical Co. Ltd. (2) (10,000) (356,083)
Concordia Financial Group Ltd. (2) (64,600) (382,656)
Cosmos Pharmaceutical Corp. (2,100) (169,355)
CyberAgent, Inc. (2) (31,700) (198,670)
Daifuku Co. Ltd. (2) (31,900) (599,143)
Daiichi Sankyo Co. Ltd. (2) (20,600) (715,927)
Daikin Industries Ltd. (2) (8,300) (1,155,490)
Denso Corp. (2) (94,900) (1,481,297)
Disco Corp. (2) (500) (190,450)
DMG Mori Co. Ltd. (2) (3,300) (86,318)
East Japan Railway Co. (2) (28,700) (477,845)
Eisai Co. Ltd. (2) (28,300) (1,164,932)
FANUC Corp. (2) (41,200) (1,131,052)
Fast Retailing Co. Ltd. (2) (2,200) (556,471)
FUJIFILM Holdings Corp. (2) (17,400) (408,147)
Fukuoka Financial Group, Inc. (2) (15,900) (428,173)
GMO Payment Gateway, Inc. (2) (12,700) (703,154)
Hamamatsu Photonics KK (2) (11,300) (303,559)
Hankyu Hanshin Holdings, Inc. (2) (7,700) (205,400)
Hitachi Ltd. (2) (16,500) (371,519)
Hoshizaki Corp. (2) (6,300) (200,389)
Hoya Corp. (2) (6,100) (713,330)
Hulic Co. Ltd. (2) (37,700) (335,089)
Ibiden Co. Ltd. (2) (18,400) (753,155)
IHI Corp. (2) (22,400) (671,683)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (302,629)
Japan Airlines Co. Ltd. (2) (14,400) (227,520)
Japan Airport Terminal Co. Ltd. (2) (15,400) (526,537)
Japan Tobacco, Inc. (2) (40,100) (1,085,886)
Kadokawa Corp. (2) (29,200) (470,370)
Kawasaki Heavy Industries Ltd. (2) (10,800) (412,319)
Keio Corp. (2) (13,400) (311,115)
Keisei Electric Railway Co. Ltd. (2) (10,800) (349,253)
Keyence Corp. (2) (1,500) (656,517)
Kikkoman Corp. (2) (50,300) (584,589)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (187,579)
Kobayashi Pharmaceutical Co.
Ltd. (2) (2,100) (68,201)
Kobe Bussan Co. Ltd. (2) (29,300) (652,686)
Kose Corp. (2) (2,700) (171,407)
Kubota Corp. (2) (34,400) (483,423)
Kurita Water Industries Ltd. (2) (8,000) (339,936)
Kyoto Financial Group, Inc. (2) (47,000) (839,718)
Kyowa Kirin Co. Ltd. (2) (6,300) (107,986)
Lasertec Corp. (2) (2,800) (628,545)
Lixil Corp. (2) (11,500) (121,208)
LY Corp. (2) (78,500) (189,552)
M3, Inc. (2) (98,000) (937,666)
Marui Group Co. Ltd. (2) (35,100) (495,425)
MatsukiyoCocokara & Co. (2) (14,900) (213,970)
Mitsubishi Estate Co. Ltd. (2) (46,800) (736,792)
Mitsubishi Heavy Industries Ltd. (2) (31,600) (340,176)
Mitsubishi UFJ Financial Group,
Inc. (2) (119,000) (1,284,251)
Mitsui Fudosan Co. Ltd. (2) (29,800) (274,277)
MonotaRO Co. Ltd. (2) (41,300) (483,688)
Murata Manufacturing Co. Ltd. (2) (12,400) (256,784)
NIDEC Corp. (2) (16,900) (760,492)
Nikon Corp. (2) (36,200) (367,370)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (24.6)% (continued)
Nippon Paint Holdings Co. Ltd. (2) (88,700) (579,830)
Nippon Sanso Holdings Corp. (2) (8,900) (264,304)
Nippon Telegraph & Telephone
Corp. (2) (620,000) (586,274)
Nissan Chemical Corp. (2) (33,800) (1,074,323)
Nissan Motor Co. Ltd. (2) (164,200) (557,453)
Nissin Foods Holdings Co. Ltd. (2) (16,400) (416,983)
Niterra Co. Ltd. (2) (8,400) (244,949)
Nitori Holdings Co. Ltd. (2) (6,600) (698,723)
Nomura Research Institute Ltd. (2) (24,400) (689,635)
NTT Data Group Corp. (2) (22,700) (335,348)
Obic Co. Ltd. (2) (2,100) (270,968)
Odakyu Electric Railway Co. Ltd.
(2) (13,800) (133,846)
Olympus Corp. (2) (57,200) (923,341)
Omron Corp. (2) (30,900) (1,070,010)
Oracle Corp. Japan (2) (600) (41,403)
Oriental Land Co. Ltd. (2) (44,800) (1,251,897)
Rakuten Group, Inc. (2) (54,400) (281,816)
Recruit Holdings Co. Ltd. (2) (3,400) (182,944)
Resona Holdings, Inc. (2) (26,900) (178,943)
Resonac Holdings Corp. (2) (3,000) (66,281)
Rinnai Corp. (2) (8,500) (193,806)
Seibu Holdings, Inc. (2) (31,500) (435,309)
Sekisui House Ltd. (2) (17,700) (393,386)
Seven & i Holdings Co. Ltd. (2) (50,400) (615,897)
SG Holdings Co. Ltd. (2) (42,400) (392,088)
Sharp Corp. (2) (12,300) (71,170)
Shimadzu Corp. (2) (9,900) (248,134)
Shimano, Inc. (2) (3,000) (463,632)
Shin-Etsu Chemical Co. Ltd. (2) (21,500) (835,955)
Shiseido Co. Ltd. (2) (25,800) (735,279)
Shizuoka Financial Group, Inc. (2) (32,100) (310,305)
SMC Corp. (2) (2,900) (1,381,725)
SoftBank Corp. (2) (47,000) (574,811)
SoftBank Group Corp. (2) (9,800) (630,348)
Sony Group Corp. (2) (8,800) (749,946)
Sumitomo Chemical Co. Ltd. (2) (543,100) (1,166,141)
Sumitomo Metal Mining Co. Ltd.
(2) (12,400) (376,755)
Sumitomo Mitsui Financial Group,
Inc. (2) (9,000) (604,124)
Sumitomo Realty & Development
Co. Ltd. (2) (19,600) (578,354)
Sundrug Co. Ltd. (2) (1,800) (45,414)
Suzuki Motor Corp. (2) (34,300) (395,980)
Sysmex Corp. (2) (29,200) (471,345)
Taisei Corp. (2) (22,700) (844,502)
Taiyo Yuden Co. Ltd. (2) (22,000) (558,294)
Takeda Pharmaceutical Co. Ltd. (2) (27,400) (710,708)
Terumo Corp. (2) (36,700) (608,677)
Tobu Railway Co. Ltd. (2) (2,700) (45,521)
Tokio Marine Holdings, Inc. (2) (19,600) (736,550)
Tokyo Electron Ltd. (2) (1,100) (240,790)
Tokyu Corp. (2) (26,500) (292,620)
TOTO Ltd. (2) (6,600) (155,492)
Toyota Motor Corp. (2) (97,200) (1,994,298)
Trend Micro, Inc. (2) (4,000) (163,043)
Unicharm Corp. (2) (11,500) (369,555)
USS Co. Ltd. (2) (10,300) (86,734)
INVESTMENTS SHARES VALUE ($)
Japan - (24.6)% (continued)
Welcia Holdings Co. Ltd. (2) (11,300) (140,916)
West Japan Railway Co. (2) (14,000) (261,233)
Yakult Honsha Co. Ltd. (2) (15,900) (284,871)
Yamaha Corp. (2) (18,200) (427,753)
Yamaha Motor Co. Ltd. (2) (45,600) (423,934)
Yamato Holdings Co. Ltd. (2) (6,000) (66,119)
Yaskawa Electric Corp. (2) (29,300) (1,056,528)
Yokohama Rubber Co. Ltd. (The)
(2) (7,500) (166,820)
ZOZO, Inc. (2) (19,000) (475,030)
(68,419,693)
Luxembourg - (0.1)%
Eurofins Scientific SE (2) (4,607) (230,668)
Netherlands - (2.6)%
Adyen NV (2)(b) (1,032) (1,225,681)
Aegon Ltd. (2) (91,764) (567,370)
Akzo Nobel NV (2) (1,370) (83,501)
Argenx SE (2) (1,889) (819,616)
ASM International NV (2) (227) (173,513)
ASML Holding NV (2) (1,322) (1,347,338)
BE Semiconductor Industries NV
(2) (2,805) (468,579)
Heineken NV (2) (9,698) (938,243)
IMCD NV (2) (2,740) (377,702)
Koninklijke Vopak NV (2) (5,503) (228,628)
SBM Offshore NV (2) (28,039) (429,127)
Universal Music Group NV (2) (7,917) (235,517)
Wolters Kluwer NV (2) (1,500) (247,707)
(7,142,522)
New Zealand - (0.0)% †
Xero Ltd. (2) (640) (57,879)
Norway - (0.5)%
DNB Bank ASA (2) (26,635) (522,603)
Gjensidige Forsikring ASA (2) (21,179) (377,982)
Mowi ASA (2) (12,466) (207,190)
Schibsted ASA, Class A (1,633) (48,208)
TOMRA Systems ASA (2) (19,790) (235,909)
(1,391,892)
Poland - (0.0)% †
InPost SA (2) (3,445) (60,617)
Portugal - (0.0)% †
EDP - Energias de Portugal SA (2) (16,353) (61,312)
Jeronimo Martins SGPS SA (2) (2,092) (40,886)
(102,198)
Singapore - (1.2)%
CapitaLand Investment Ltd. (2) (103,100) (201,635)
City Developments Ltd. (2) (11,300) (42,956)
DBS Group Holdings Ltd. (2) (4,990) (131,431)
Grab Holdings Ltd., Class A (99,450) (353,048)
Keppel Ltd. (2) (107,600) (511,477)
Sea Ltd., ADR (9,288) (663,349)
Singapore Telecommunications
Ltd. (2) (651,400) (1,318,155)
(3,222,051)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
South Africa - (0.1)%
Anglo American plc (2) (7,438) (235,045)
South Korea - (0.2)%
Delivery Hero SE (2)(b) (19,716) (468,346)
Spain - (1.4)%
Amadeus IT Group SA (2) (12,666) (842,852)
Bankinter SA (2) (46,057) (376,875)
CaixaBank SA (2) (11,431) (60,705)
Cellnex Telecom SA (2)(b) (23,100) (751,315)
Corp. ACCIONA Energias
Renovables SA (2) (833) (17,139)
Endesa SA (2) (7,663) (143,980)
Fluidra SA (2) (6,690) (139,478)
Grifols SA (2) (35,135) (297,137)
Iberdrola SA (2) (56,767) (736,547)
Industria de Diseno Textil SA (2) (5,650) (280,372)
Redeia Corp. SA (2) (16,590) (290,100)
Telefonica SA (2) (13,022) (55,164)
(3,991,664)
Sweden - (3.5)%
AddTech AB, Class B (2) (13,832) (344,937)
Assa Abloy AB, Class B (2) (25,724) (728,518)
Atlas Copco AB, Class A (2) (43,537) (817,462)
Autoliv, Inc. (1,656) (177,175)
Beijer Ref AB, Class B (2) (17,567) (271,142)
Boliden AB (2) (1,940) (62,392)
Castellum AB (2) (10,145) (123,809)
Electrolux AB, Class B (2) (18,531) (153,060)
Epiroc AB, Class A (2) (31,879) (638,771)
EQT AB (2) (27,117) (794,999)
Fastighets AB Balder, Class B (2) (24,211) (166,201)
Hexagon AB, Class B (2) (67,876) (769,118)
Holmen AB, Class B (2) (8,434) (331,855)
Husqvarna AB, Class B (2) (9,982) (79,824)
Indutrade AB (2) (1,720) (44,178)
Lifco AB, Class B (2) (17,362) (476,540)
Nibe Industrier AB, Class B (2) (222,955) (940,322)
Saab AB, Class B (2) (15,177) (364,625)
Sagax AB, Class B (2) (13,108) (335,907)
Skandinaviska Enskilda Banken
AB, Class A (2) (25,080) (370,800)
Svenska Cellulosa AB SCA, Class
B (2) (37,661) (554,249)
Svenska Handelsbanken AB,
Class A (2) (50,725) (484,735)
Swedish Orphan Biovitrum AB (9,584) (256,441)
Tele2 AB, Class B (2) (41,548) (419,402)
(9,706,462)
Switzerland - (4.0)%
Avolta AG (2) (7,068) (274,783)
Bachem Holding AG, Class B (2) (1,279) (116,872)
Baloise Holding AG (Registered)
(2) (1,340) (236,246)
Banque Cantonale Vaudoise
(Registered) (2) (3,252) (345,046)
Barry Callebaut AG (Registered)
(2) (439) (715,663)
Belimo Holding AG (Registered) (2) (322) (161,508)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.0)% (continued)
Chocoladefabriken Lindt &
Spruengli AG (2) (42) (490,594)
Cie Financiere Richemont SA
(Registered) (2) (3,087) (482,445)
Clariant AG (Registered) (2) (12,856) (202,528)
DSM-Firmenich AG (2) (10,934) (1,231,225)
EMS-Chemie Holding AG
(Registered) (2) (193) (157,935)
Galenica AG (2)(b) (685) (56,099)
Givaudan SA (Registered) (2) (119) (563,658)
Helvetia Holding AG (Registered)
(2) (854) (115,426)
Julius Baer Group Ltd. (2) (7,111) (397,734)
Lonza Group AG (Registered) (2) (540) (293,979)
Partners Group Holding AG (2) (574) (735,039)
SGS SA (Registered) (2) (815) (72,659)
SIG Group AG (2) (57,278) (1,052,531)
Sika AG (Registered) (2) (4,785) (1,365,924)
Straumann Holding AG
(Registered) (2) (3,802) (469,314)
Swiss Prime Site AG (Registered)
(2) (1,907) (180,583)
Temenos AG (Registered) (2) (2,551) (175,792)
VAT Group AG (2)(b) (1,257) (709,774)
Zurich Insurance Group AG (2) (1,143) (608,872)
(11,212,229)
United Kingdom - (5.2)%
Admiral Group plc (2) (15,215) (502,780)
Ashtead Group plc (2) (11,282) (752,213)
AstraZeneca plc (2) (8,575) (1,334,554)
Burberry Group plc (2) (8,701) (96,625)
ConvaTec Group plc (2)(b) (36,625) (108,510)
Croda International plc (2) (7,189) (357,646)
Diageo plc (2) (23,965) (752,357)
Diploma plc (2) (4,655) (243,325)
Direct Line Insurance Group plc (2) (75,020) (190,222)
Entain plc (2) (13,533) (107,313)
Flutter Entertainment plc (2) (3,634) (661,018)
Halma plc (2) (4,517) (153,964)
Hargreaves Lansdown plc (2) (9,060) (129,145)
Hiscox Ltd. (2) (9,635) (139,854)
Informa plc (2) (38,608) (416,655)
Legal & General Group plc (2) (288,923) (827,350)
M&G plc (2) (92,493) (237,783)
Melrose Industries plc (2) (23,131) (161,095)
National Grid plc (2) (110,190) (1,230,398)
Ocado Group plc (2) (46,784) (169,931)
Pennon Group plc (2) (36,890) (267,855)
Persimmon plc (2) (36,305) (616,071)
Reckitt Benckiser Group plc (2) (12,767) (690,685)
RELX plc (2) (24,282) (1,112,575)
Rentokil Initial plc (2) (108,354) (629,277)
Sage Group plc (The) (2) (13,057) (178,885)
Smith & Nephew plc (2) (4,565) (56,571)
Spirax Group plc (2) (3,375) (361,731)
SSE plc (2) (15,314) (345,845)
St James's Place plc (2) (24,422) (167,824)
TechnipFMC plc (9,494) (248,268)
Unilever plc (2) (5,095) (279,651)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.2)% (continued)
Weir Group plc (The) (2) (7,432) (185,871)
WH Smith plc (4,032) (57,696)
Wise plc, Class A (2) (33,827) (290,122)
WPP plc (2) (40,959) (375,048)
(14,436,713)
United States - (86.9)%
10X Genomics, Inc., Class A (26,871) (522,641)
AAON, Inc. (3,785) (330,203)
Acadia Healthcare Co., Inc. (13,040) (880,722)
Accenture plc, Class A (2,442) (740,927)
Advanced Drainage Systems, Inc. (1,758) (281,966)
Advanced Micro Devices, Inc. (2,487) (403,416)
AECOM (1,013) (89,286)
AES Corp. (The) (16,095) (282,789)
Affirm Holdings, Inc., Class A (5,593) (168,965)
Aflac, Inc. (4,418) (394,572)
agilon health, Inc. (46,605) (304,797)
Air Lease Corp., Class A (2,627) (124,861)
Air Products and Chemicals, Inc. (6,174) (1,593,200)
Airbnb, Inc., Class A (1,360) (206,217)
Alaska Air Group, Inc. (12,105) (489,042)
Albemarle Corp. (7,321) (699,302)
Alcoa Corp. (11,133) (442,871)
Allegion plc (1,171) (138,354)
Alliant Energy Corp. (11,826) (601,943)
Ally Financial, Inc. (5,968) (236,751)
Alnylam Pharmaceuticals, Inc. (2,511) (610,173)
Amazon.com, Inc. (3,518) (679,854)
Amcor plc (39,872) (389,948)
Ameren Corp. (7,962) (566,178)
American Airlines Group, Inc. (42,712) (483,927)
American Express Co. (3,310) (766,431)
American Financial Group, Inc. (1,395) (171,613)
American Water Works Co., Inc. (6,413) (828,303)
AMETEK, Inc. (4,654) (775,868)
Amgen, Inc. (2,163) (675,829)
Amphenol Corp., Class A (635) (42,780)
Antero Resources Corp. (32,822) (1,070,982)
Aon plc, Class A (3,813) (1,119,421)
Apellis Pharmaceuticals, Inc. (8,459) (324,487)
Apollo Global Management, Inc. (8,456) (998,400)
Appfolio, Inc., Class A (505) (123,508)
AptarGroup, Inc. (694) (97,722)
Aptiv plc (8,705) (613,006)
Arcadium Lithium plc (110,286) (370,561)
Armstrong World Industries, Inc. (875) (99,085)
Arrowhead Pharmaceuticals, Inc. (15,184) (394,632)
Arthur J Gallagher & Co. (2,920) (757,185)
Ashland, Inc. (3,536) (334,117)
Aspen Technology, Inc. (2,292) (455,260)
Atlassian Corp., Class A (3,707) (655,694)
Atmos Energy Corp. (2,928) (341,551)
Autodesk, Inc. (1,238) (306,343)
Automatic Data Processing, Inc. (2,098) (500,772)
AutoZone, Inc. (225) (666,923)
Avery Dennison Corp. (927) (202,689)
Avis Budget Group, Inc. (2,279) (238,201)
Axon Enterprise, Inc. (667) (196,258)
AZEK Co., Inc. (The), Class A (1,395) (58,771)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Azenta, Inc. (6,437) (338,715)
Ball Corp. (12,423) (745,628)
Bank of America Corp. (10,811) (429,953)
Bath & Body Works, Inc. (8,683) (339,071)
Becton Dickinson & Co. (1,567) (366,224)
Bentley Systems, Inc., Class B (6,020) (297,147)
BILL Holdings, Inc. (9,463) (497,943)
Biogen, Inc. (1,458) (337,994)
BioMarin Pharmaceutical, Inc. (9,326) (767,810)
Bio-Rad Laboratories, Inc., Class A (1,137) (310,526)
Bio-Techne Corp. (4,308) (308,668)
BJ's Wholesale Club Holdings, Inc. (1,061) (93,198)
BlackRock, Inc. (520) (409,406)
Blackstone, Inc. (10,304) (1,275,634)
Block, Inc., Class A (3,724) (240,161)
Blue Owl Capital, Inc., Class A (11,626) (206,362)
Boeing Co. (The) (5,697) (1,036,911)
BOK Financial Corp. (3,908) (358,129)
Boston Scientific Corp. (5,199) (400,375)
Bright Horizons Family Solutions,
Inc. (2,635) (290,061)
Brighthouse Financial, Inc. (1,454) (63,016)
Broadridge Financial Solutions,
Inc. (3,458) (681,226)
Brookfield Renewable Corp., Class
A (1,652) (46,805)
Brown & Brown, Inc. (3,238) (289,510)
Brown-Forman Corp., Class B (23,615) (1,019,932)
Brunswick Corp. (9,526) (693,207)
Burlington Stores, Inc. (375) (90,000)
Cable One, Inc. (536) (189,744)
Cadence Bank (25,298) (715,427)
Caesars Entertainment, Inc. (7,038) (279,690)
Campbell Soup Co. (12,891) (582,544)
CarMax, Inc. (13,288) (974,542)
Carrier Global Corp. (17,426) (1,099,232)
Cboe Global Markets, Inc. (2,120) (360,527)
CCC Intelligent Solutions Holdings,
Inc. (16,495) (183,259)
CDW Corp. (2,346) (525,129)
Celsius Holdings, Inc. (6,345) (362,236)
CenterPoint Energy, Inc. (11,444) (354,535)
Certara, Inc. (35,238) (488,046)
CF Industries Holdings, Inc. (4,589) (340,137)
CH Robinson Worldwide, Inc. (628) (55,339)
Charles Schwab Corp. (The) (12,827) (945,222)
Chart Industries, Inc. (3,758) (542,430)
Charter Communications, Inc.,
Class A (2,614) (781,481)
Chemed Corp. (385) (208,893)
Chemours Co. (The) (7,644) (172,525)
Cheniere Energy, Inc. (7,805) (1,364,547)
Chesapeake Energy Corp. (2,443) (200,790)
Chevron Corp. (1,484) (232,127)
Chipotle Mexican Grill, Inc., Class
A (5,550) (347,708)
Choice Hotels International, Inc. (604) (71,876)
Chubb Ltd. (1,028) (262,222)
Church & Dwight Co., Inc. (2,494) (258,578)
Churchill Downs, Inc. (4,102) (572,639)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Cisco Systems, Inc. (9,980) (474,150)
Clarivate plc (15,759) (89,669)
Clearway Energy, Inc., Class C (9,584) (236,629)
Clorox Co. (The) (3,787) (516,812)
Cloudflare, Inc., Class A (7,695) (637,377)
CME Group, Inc. (3,090) (607,494)
CMS Energy Corp. (6,204) (369,324)
CNH Industrial NV (40,348) (408,725)
CNH Industrial NV (2) (12,685) (127,709)
CNX Resources Corp. (8,095) (196,709)
Coca-Cola Co. (The) (5,433) (345,810)
Cognex Corp. (24,815) (1,160,349)
Coherent Corp. (8,091) (586,274)
Coinbase Global, Inc., Class A (312) (69,336)
Comerica, Inc. (3,551) (181,243)
Comfort Systems USA, Inc. (680) (206,802)
Commerce Bancshares, Inc. (11,088) (618,489)
Conagra Brands, Inc. (9,157) (260,242)
Confluent, Inc., Class A (22,542) (665,665)
Consolidated Edison, Inc. (8,684) (776,523)
Constellation Brands, Inc., Class A (1,385) (356,333)
Constellation Energy Corp. (4,983) (997,945)
Cooper Cos., Inc. (The) (1,784) (155,743)
Core & Main, Inc., Class A (4,222) (206,625)
Corning, Inc. (4,888) (189,899)
Corteva, Inc. (13,321) (718,535)
CoStar Group, Inc. (16,010) (1,186,981)
Coterra Energy, Inc. (9,786) (260,993)
Crane Co. (1,962) (284,451)
Credit Acceptance Corp. (1,240) (638,203)
Crocs, Inc. (2,429) (354,488)
Crown Holdings, Inc. (5,610) (417,328)
CSL Ltd. (2) (6,670) (1,307,968)
CSX Corp. (12,174) (407,220)
Cullen/Frost Bankers, Inc. (6,276) (637,830)
Danaher Corp. (726) (181,391)
Darling Ingredients, Inc. (4,989) (183,346)
Datadog, Inc., Class A (3,182) (412,674)
DaVita, Inc. (2,689) (372,615)
Dayforce, Inc. (12,000) (595,200)
Deere & Co. (3,450) (1,289,023)
Delta Air Lines, Inc. (18,847) (894,102)
Dexcom, Inc. (4,373) (495,811)
Dollar General Corp. (5,784) (764,818)
Dollar Tree, Inc. (6,492) (693,151)
Dominion Energy, Inc. (17,148) (840,252)
DoorDash, Inc., Class A (1,438) (156,426)
DoubleVerify Holdings, Inc. (7,019) (136,660)
Doximity, Inc., Class A (11,545) (322,914)
DR Horton, Inc. (3,471) (489,168)
DraftKings, Inc., Class A (4,522) (172,605)
Driven Brands Holdings, Inc. (28,790) (366,497)
DT Midstream, Inc. (1,208) (85,804)
DTE Energy Co. (2,946) (327,035)
Duke Energy Corp. (2,332) (233,736)
Dun & Bradstreet Holdings, Inc. (17,793) (164,763)
DuPont de Nemours, Inc. (2,461) (198,086)
Dynatrace, Inc. (8,828) (394,965)
East West Bancorp, Inc. (2,963) (216,980)
Ecolab, Inc. (1,646) (391,748)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Edison International (5,180) (371,976)
Edwards Lifesciences Corp. (7,546) (697,024)
Elanco Animal Health, Inc. (6,605) (95,310)
Elastic NV (3,670) (418,050)
Element Solutions, Inc. (6,445) (174,788)
elf Beauty, Inc. (4,309) (907,992)
Eli Lilly & Co. (518) (468,987)
Emerson Electric Co. (7,778) (856,824)
Enovis Corp. (3,632) (164,166)
Enphase Energy, Inc. (3,137) (312,790)
Entegris, Inc. (1,627) (220,296)
EQT Corp. (24,537) (907,378)
Equifax, Inc. (873) (211,668)
Erie Indemnity Co., Class A (643) (233,023)
Essential Utilities, Inc. (10,387) (387,747)
Estee Lauder Cos., Inc. (The),
Class A (3,560) (378,784)
Etsy, Inc. (4,530) (267,179)
Eversource Energy (14,114) (800,405)
Exact Sciences Corp. (1,065) (44,996)
Exelon Corp. (14,230) (492,500)
ExlService Holdings, Inc. (6,904) (216,509)
Expeditors International of
Washington, Inc. (3,049) (380,485)
Experian plc (2) (8,902) (413,558)
Exponent, Inc. (1,654) (157,328)
Exxon Mobil Corp. (3,288) (378,515)
FactSet Research Systems, Inc. (1,107) (451,955)
Fastenal Co. (8,049) (505,799)
FedEx Corp. (1,054) (316,031)
Ferrovial SE (2) (35,109) (1,363,909)
Fifth Third Bancorp (8,648) (315,566)
First Citizens BancShares, Inc.,
Class A (271) (456,258)
First Financial Bankshares, Inc. (29,675) (876,303)
First Hawaiian, Inc. (8,935) (185,491)
FirstEnergy Corp. (16,301) (623,839)
Five Below, Inc. (6,632) (722,689)
Five9, Inc. (9,677) (426,756)
Floor & Decor Holdings, Inc., Class
A (4,283) (425,773)
FMC Corp. (11,697) (673,162)
Ford Motor Co. (63,704) (798,848)
Fortrea Holdings, Inc. (3,417) (79,753)
Fox Factory Holding Corp. (5,591) (269,430)
Freeport-McMoRan, Inc. (6,615) (321,489)
Freshpet, Inc. (3,087) (399,427)
Frontier Communications Parent,
Inc. (11,303) (295,913)
FTI Consulting, Inc. (736) (158,630)
Garmin Ltd. (1,374) (223,852)
GATX Corp. (5,497) (727,583)
GE Vernova, Inc. (2,207) (378,523)
General Mills, Inc. (6,410) (405,497)
Gentex Corp. (11,180) (376,878)
Genuine Parts Co. (4,712) (651,764)
GFL Environmental, Inc. (17,990) (700,638)
Gitlab, Inc., Class A (4,221) (209,868)
Glacier Bancorp, Inc. (25,031) (934,157)
Globant SA (2,464) (439,233)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Globus Medical, Inc., Class A (13,689) (937,560)
Goldman Sachs Group, Inc. (The) (1,301) (588,468)
Goodyear Tire & Rubber Co. (The) (11,503) (130,559)
GRAIL, Inc. (1,311) (20,150)
Graphic Packaging Holding Co. (10,776) (282,439)
Grocery Outlet Holding Corp. (17,622) (389,799)
Guidewire Software, Inc. (1,283) (176,913)
GXO Logistics, Inc. (5,371) (271,236)
Haleon plc (2) (79,954) (325,310)
Hanover Insurance Group, Inc.
(The) (1,729) (216,886)
Harley-Davidson, Inc. (6,718) (225,322)
Hasbro, Inc. (10,683) (624,956)
Hayward Holdings, Inc. (35,912) (441,718)
HealthEquity, Inc. (7,270) (626,674)
HEICO Corp. (358) (80,052)
Helen of Troy Ltd. (442) (40,991)
Hershey Co. (The) (5,292) (972,828)
Hilton Grand Vacations, Inc. (20,816) (841,591)
Hilton Worldwide Holdings, Inc. (3,180) (693,876)
Home BancShares, Inc. (16,196) (388,056)
Home Depot, Inc. (The) (751) (258,524)
Honeywell International, Inc. (2,035) (434,554)
Hormel Foods Corp. (13,754) (419,359)
Houlihan Lokey, Inc., Class A (1,761) (237,488)
Howard Hughes Holdings, Inc. (6,609) (428,395)
HubSpot, Inc. (1,127) (664,693)
Humana, Inc. (1,119) (418,114)
Huntsman Corp. (12,126) (276,109)
Hyatt Hotels Corp., Class A (3,579) (543,722)
ICU Medical, Inc. (1,004) (119,225)
IDACORP, Inc. (2,966) (276,283)
IDEX Corp. (1,826) (367,391)
IDEXX Laboratories, Inc. (375) (182,700)
Illinois Tool Works, Inc. (2,722) (645,005)
Illumina, Inc. (7,870) (821,471)
Ingersoll Rand, Inc. (5,785) (525,509)
Inspire Medical Systems, Inc. (4,074) (545,223)
Insulet Corp. (4,027) (812,649)
Intercontinental Exchange, Inc. (4,404) (602,864)
International Flavors & Fragrances,
Inc. (5,443) (518,228)
Intuitive Surgical, Inc. (1,368) (608,555)
Ionis Pharmaceuticals, Inc. (25,416) (1,211,327)
Iridium Communications, Inc. (16,438) (437,580)
J M Smucker Co. (The) (6,794) (740,818)
Jack Henry & Associates, Inc. (1,911) (317,264)
James Hardie Industries plc,
CHESS (2) (27,056) (846,788)
Johnson Controls International plc (8,120) (539,736)
JPMorgan Chase & Co. (3,938) (796,500)
KBR, Inc. (4,367) (280,099)
Kellanova (4,268) (246,178)
Kemper Corp. (7,395) (438,745)
Keurig Dr Pepper, Inc. (7,767) (259,418)
KeyCorp (28,026) (398,249)
Keysight Technologies, Inc. (3,995) (546,316)
Kinder Morgan, Inc. (11,329) (225,107)
Kinsale Capital Group, Inc. (1,997) (769,404)
KKR & Co., Inc. (4,635) (487,787)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Knight-Swift Transportation
Holdings, Inc., Class A (6,948) (346,844)
Labcorp Holdings, Inc. (2,403) (489,035)
Lamb Weston Holdings, Inc. (8,747) (735,448)
Lancaster Colony Corp. (234) (44,219)
Las Vegas Sands Corp. (4,307) (190,585)
Lattice Semiconductor Corp. (4,987) (289,196)
Leggett & Platt, Inc. (18,194) (208,503)
Liberty Broadband Corp., Class C (17,840) (977,989)
Light & Wonder, Inc. (690) (72,367)
Linde plc (1,922) (843,393)
Lithia Motors, Inc., Class A (965) (243,614)
Littelfuse, Inc. (963) (246,133)
LivaNova plc (1,865) (102,239)
Live Nation Entertainment, Inc. (2,063) (193,386)
LKQ Corp. (9,909) (412,115)
Lowe's Cos., Inc. (2,126) (468,698)
LPL Financial Holdings, Inc. (567) (158,363)
Lululemon Athletica, Inc. (1,334) (398,466)
Lumentum Holdings, Inc. (20,319) (1,034,643)
Lyft, Inc., Class A (20,830) (293,703)
MACOM Technology Solutions
Holdings, Inc. (4,888) (544,865)
Madison Square Garden Sports
Corp., Class A (4,439) (835,109)
Maravai LifeSciences Holdings,
Inc., Class A (130,696) (935,783)
MarketAxess Holdings, Inc. (1,577) (316,236)
Marriott International, Inc., Class A (2,180) (527,059)
Marriott Vacations Worldwide Corp. (2,505) (218,737)
Marsh & McLennan Cos., Inc. (3,698) (779,243)
Martin Marietta Materials, Inc. (652) (353,254)
Marvell Technology, Inc. (4,263) (297,984)
Masimo Corp. (3,577) (450,487)
MasTec, Inc. (1,606) (171,826)
Mastercard, Inc., Class A (2,835) (1,250,689)
Mattel, Inc. (8,583) (139,560)
McCormick & Co., Inc.
(Non-Voting) (7,893) (559,929)
McDonald's Corp. (3,582) (912,837)
Mercury Systems, Inc. (20,471) (552,512)
MGM Resorts International (7,740) (343,966)
Microchip Technology, Inc. (1,911) (174,857)
Microsoft Corp. (2,895) (1,293,919)
Mister Car Wash, Inc. (36,598) (260,578)
Moderna, Inc. (1,341) (159,244)
Mondelez International, Inc., Class
A (15,523) (1,015,825)
MongoDB, Inc., Class A (5,019) (1,254,549)
Moody's Corp. (1,059) (445,765)
Morgan Stanley (2,433) (236,463)
Motorola Solutions, Inc. (1,944) (750,481)
MP Materials Corp. (57,880) (736,812)
MSA Safety, Inc. (781) (146,586)
MSCI, Inc., Class A (868) (418,159)
Nasdaq, Inc. (10,116) (609,590)
nCino, Inc. (8,453) (265,847)
Neogen Corp. (18,374) (287,186)
Nestle SA (Registered) (2) (15,652) (1,597,666)
Netflix, Inc. (600) (404,928)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Neurocrine Biosciences, Inc. (1,111) (152,951)
New Fortress Energy, Inc. (7,768) (170,741)
New Jersey Resources Corp. (5,704) (243,789)
New York Community Bancorp,
Inc. (202,571) (652,279)
New York Times Co. (The), Class A (884) (45,270)
Newell Brands, Inc. (59,949) (384,273)
Newmont Corp. (23,742) (994,078)
News Corp., Class A (14,102) (388,792)
NextEra Energy, Inc. (13,474) (954,094)
NIKE, Inc., Class B (7,195) (542,287)
Nordson Corp. (2,210) (512,587)
Norfolk Southern Corp. (5,567) (1,195,179)
Northrop Grumman Corp. (975) (425,051)
Novanta, Inc. (3,299) (538,100)
Novocure Ltd. (23,726) (406,426)
NVIDIA Corp. (333) (41,139)
NVR, Inc. (90) (682,970)
Occidental Petroleum Corp. (15,255) (961,523)
Okta, Inc., Class A (3,999) (374,346)
Old Dominion Freight Line, Inc. (2,497) (440,970)
Ollie's Bargain Outlet Holdings,
Inc. (1,155) (113,386)
Omnicom Group, Inc. (1,697) (152,221)
ONE Gas, Inc. (4,557) (290,964)
ONEOK, Inc. (9,081) (740,556)
Option Care Health, Inc. (9,290) (257,333)
Oracle Corp. (5,355) (756,126)
O'Reilly Automotive, Inc. (528) (557,600)
Ormat Technologies, Inc. (5,688) (407,830)
Otis Worldwide Corp. (1,802) (173,461)
Palantir Technologies, Inc., Class A (25,055) (634,643)
Palo Alto Networks, Inc. (597) (202,389)
Paramount Global, Class B (13,932) (144,753)
Parker-Hannifin Corp. (681) (344,457)
Paychex, Inc. (2,188) (259,409)
Paycom Software, Inc. (961) (137,461)
Paycor HCM, Inc. (19,781) (251,219)
Paylocity Holding Corp. (1,984) (261,590)
Peloton Interactive, Inc., Class A (91,944) (310,771)
Penn Entertainment, Inc. (25,353) (490,707)
Penumbra, Inc. (3,833) (689,825)
Permian Resources Corp., Class A (28,084) (453,557)
Perrigo Co. plc (7,212) (185,204)
Pfizer, Inc. (40,631) (1,136,855)
PG&E Corp. (29,521) (515,437)
Philip Morris International, Inc. (1,820) (184,421)
Phinia, Inc. (5,812) (228,760)
Planet Fitness, Inc., Class A (8,846) (650,977)
Plug Power, Inc. (45,474) (105,954)
PNC Financial Services Group,
Inc. (The) (3,111) (483,698)
PNM Resources, Inc. (5,529) (204,352)
Polaris, Inc. (560) (43,854)
Pool Corp. (2,018) (620,192)
Portland General Electric Co. (3,936) (170,193)
Power Integrations, Inc. (4,277) (300,203)
PPL Corp. (11,520) (318,528)
Primerica, Inc. (1,518) (359,128)
Principal Financial Group, Inc. (3,493) (274,026)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Procore Technologies, Inc. (3,190) (211,529)
Progressive Corp. (The) (1,235) (256,522)
Progyny, Inc. (3,980) (113,868)
Prosperity Bancshares, Inc. (4,042) (247,128)
PTC, Inc. (2,023) (367,518)
Public Service Enterprise Group,
Inc. (14,518) (1,069,977)
Quanta Services, Inc. (1,431) (363,603)
QuantumScape Corp. (80,372) (395,430)
Quest Diagnostics, Inc. (3,828) (523,977)
QuidelOrtho Corp. (3,096) (102,849)
Range Resources Corp. (26,143) (876,575)
RBC Bearings, Inc. (1,644) (443,518)
Repligen Corp. (6,910) (871,075)
Republic Services, Inc., Class A (5,267) (1,023,589)
Revvity, Inc. (5,449) (571,382)
RH (1,865) (455,881)
RLI Corp. (3,916) (550,942)
Robinhood Markets, Inc., Class A (2,783) (63,202)
ROBLOX Corp., Class A (9,356) (348,137)
Rocket Cos., Inc., Class A (6,435) (88,160)
Rockwell Automation, Inc. (2,398) (660,121)
Roku, Inc., Class A (1,796) (107,634)
Rollins, Inc. (7,010) (342,018)
Ross Stores, Inc. (1,533) (222,776)
Royal Caribbean Cruises Ltd. (445) (70,946)
Ryan Specialty Holdings, Inc.,
Class A (7,737) (448,050)
S&P Global, Inc. (2,095) (934,370)
Saia, Inc. (1,863) (883,602)
Samsara, Inc., Class A (5,683) (191,517)
Schlumberger NV (3,589) (169,329)
Schneider Electric SE (2) (3,789) (908,396)
Scotts Miracle-Gro Co. (The) (990) (64,409)
Sealed Air Corp. (6,037) (210,027)
Selective Insurance Group, Inc. (1,225) (114,942)
Sempra (5,443) (413,995)
SentinelOne, Inc., Class A (17,932) (377,469)
Service Corp. International (2,845) (202,365)
ServiceNow, Inc. (283) (222,628)
Sherwin-Williams Co. (The) (2,004) (598,054)
Shift4 Payments, Inc., Class A (2,107) (154,548)
Silicon Laboratories, Inc. (6,197) (685,574)
SiteOne Landscape Supply, Inc. (1,387) (168,396)
SLM Corp. (6,731) (139,937)
Smartsheet, Inc., Class A (2,284) (100,679)
Snap, Inc., Class A (55,430) (920,692)
Snowflake, Inc., Class A (2,905) (392,436)
SoFi Technologies, Inc. (104,928) (693,574)
Sonoco Products Co. (4,626) (234,631)
Sotera Health Co. (40,821) (484,545)
Southern Co. (The) (3,380) (262,187)
SouthState Corp. (3,207) (245,079)
Southwest Airlines Co. (56,965) (1,629,768)
Southwest Gas Holdings, Inc. (5,984) (421,154)
Spectrum Brands Holdings, Inc. (1,087) (93,406)
Spire, Inc. (5,364) (325,756)
Spirit AeroSystems Holdings, Inc.,
Class A (7,721) (253,789)
Stanley Black & Decker, Inc. (3,775) (301,585)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Starbucks Corp. (5,840) (454,644)
Stryker Corp. (439) (149,370)
Sunrun, Inc. (15,260) (180,984)
Synovus Financial Corp. (8,815) (354,275)
Sysco Corp. (5,235) (373,727)
Take-Two Interactive Software, Inc. (5,664) (880,695)
Tandem Diabetes Care, Inc. (7,885) (317,687)
Targa Resources Corp. (3,957) (509,582)
Teledyne Technologies, Inc. (1,055) (409,319)
Tempur Sealy International, Inc. (14,933) (706,928)
Tesla, Inc. (12,051) (2,384,651)
Texas Capital Bancshares, Inc. (6,822) (417,097)
Texas Instruments, Inc. (2,946) (573,085)
TJX Cos., Inc. (The) (3,451) (379,955)
T-Mobile US, Inc. (2,434) (428,822)
Toast, Inc., Class A (9,556) (246,258)
TopBuild Corp. (1,013) (390,279)
Toro Co. (The) (7,578) (708,619)
TPG, Inc. (9,590) (397,506)
Tractor Supply Co. (1,828) (493,560)
Trade Desk, Inc. (The), Class A (5,476) (534,841)
Tradeweb Markets, Inc., Class A (1,733) (183,698)
Trane Technologies plc (383) (125,980)
TransUnion (1,588) (117,766)
Trex Co., Inc. (3,389) (251,193)
Trimble, Inc. (8,491) (474,817)
Truist Financial Corp. (28,138) (1,093,161)
Twilio, Inc., Class A (1,778) (101,008)
Uber Technologies, Inc. (13,654) (992,373)
Ubiquiti, Inc. (1,230) (179,162)
UGI Corp. (15,837) (362,667)
Ulta Beauty, Inc. (759) (292,875)
Ultragenyx Pharmaceutical, Inc. (7,497) (308,127)
UMB Financial Corp. (1,933) (161,251)
Under Armour, Inc., Class A (32,791) (218,716)
Union Pacific Corp. (2,547) (576,284)
United Bankshares, Inc. (6,216) (201,647)
United Parcel Service, Inc., Class
B (8,660) (1,185,121)
UnitedHealth Group, Inc. (3,726) (1,897,502)
Unity Software, Inc. (28,494) (463,312)
Universal Display Corp. (589) (123,837)
US Bancorp (8,299) (329,470)
Vail Resorts, Inc. (1,196) (215,435)
Valaris Ltd. (6,678) (497,511)
Valmont Industries, Inc. (162) (44,461)
Valvoline, Inc. (22,637) (977,918)
VeriSign, Inc. (1,041) (185,090)
Vertiv Holdings Co., Class A (1,573) (136,175)
VF Corp. (56,351) (760,739)
Virtu Financial, Inc., Class A (11,166) (250,677)
Visa, Inc., Class A (4,747) (1,245,945)
Visteon Corp. (3,245) (346,242)
Voya Financial, Inc. (3,358) (238,922)
W R Berkley Corp. (3,457) (271,651)
Walt Disney Co. (The) (3,718) (369,160)
Waste Connections, Inc. (3,950) (692,672)
Waste Management, Inc. (4,705) (1,003,765)
Waters Corp. (914) (265,170)
Watsco, Inc. (885) (409,967)
INVESTMENTS SHARES VALUE ($)
United States - (86.9)% (continued)
Weatherford International plc (1,189) (145,593)
WEC Energy Group, Inc. (12,111) (950,229)
Wells Fargo & Co. (3,923) (232,987)
Wendy's Co. (The) (10,428) (176,859)
West Pharmaceutical Services,
Inc. (1,204) (396,586)
Western Alliance Bancorp (1,913) (120,175)
Westinghouse Air Brake
Technologies Corp. (1,401) (221,428)
WEX, Inc. (2,466) (436,827)
Whirlpool Corp. (4,339) (443,446)
White Mountains Insurance Group
Ltd. (84) (152,666)
Williams Cos., Inc. (The) (17,353) (737,503)
Willis Towers Watson plc (3,225) (845,402)
WillScot Mobile Mini Holdings
Corp. (10,030) (377,529)
Wingstop, Inc. (1,050) (443,793)
Wolfspeed, Inc. (43,657) (993,633)
Workday, Inc., Class A (1,225) (273,861)
WW Grainger, Inc. (282) (254,432)
Wynn Resorts Ltd. (3,121) (279,330)
XPO, Inc. (4,174) (443,070)
Xylem, Inc. (3,840) (520,819)
YETI Holdings, Inc. (5,612) (214,098)
Yum! Brands, Inc. (4,200) (556,332)
Zebra Technologies Corp., Class A (1,856) (573,374)
Zillow Group, Inc., Class C (12,886) (597,782)
Zoetis, Inc., Class A (1,252) (217,047)
ZoomInfo Technologies, Inc., Class
A (16,670) (212,876)
Zscaler, Inc. (1,863) (358,050)
(241,616,709)
Zambia - (0.2)%
First Quantum Minerals Ltd. (46,098) (605,520)
TOTAL COMMON STOCKS
(Proceeds $(485,412,474)) (434,962,643)
PREFERRED STOCKS - (0.7)%
Germany - (0.7)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (9,051) (673,335)
Sartorius AG (Preference) (2) (2,783) (651,461)
Volkswagen AG (Preference) (2) (5,413) (611,203)
TOTAL PREFERRED STOCKS
(Proceeds $(2,601,626)) (1,935,999)
NO. OF
RIGHTS
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/2024
(2)
(Proceeds $–) (6,675) –

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - (0.0)% †
Canada - (0.0)% †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (10,070)
TOTAL SHORT POSITIONS
(Proceeds $(488,014,100)) (436,908,712)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 74.9%
(Cost $53,980,164) 208,307,839
OTHER ASSETS IN EXCESS OF
LIABILITIES - 25.1% ‡ 69,881,827
NET ASSETS - 100.0% 278,189,666
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,111,097 0.8%
Consumer Discretionary (7,107,698) (2.6)
Consumer Staples (170,246) (0.1)
Energy 6,782,387 2.4
Financials 19,163,743 6.9
Health Care (5,400,958) (1.9)
Industrials 13,022,223 4.7
Information Technology 8,946,516 3.2
Materials 76,198 0.0 †
Real Estate (2,345,712) (0.8)
Utilities (8,195,800) (2.9)
Investment Companies 153,309,262 55.1
U.S. Treasury Obligations 28,116,827 10.1
Total Investments In Securities
At Value 208,307,839 74.9
Other Assets in Excess of
Liabilities ‡ 69,881,827 25.1
Net Assets
$ 278,189,666 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $445,796,685, which is inclusive of rehypothecated amounts disclosed below. In addition, $30,902,986 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $(2,831,660), which represents (1.02)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2024 amounted to $65,740,360.
(d) Represents 7-day effective yield as of June 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2024 amounted to $(6,074), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 10,500,000 $ (81,161) $ 139,114 $ 57,953
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 3,900,000 14,481 12,900 27,381
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 92,900,000 37,870 278,944 316,814
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 600,000 (2,503) 4,948 2,445
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 31,000,000 (13,807) 232,791 218,984
Pay 1D SOFR Annual 4.00% Annual 12/20/2034 USD 3,700,000 58,524 (15,770) 42,754
Pay 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 83,100,000 22,027 214,729 236,756
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 49,600,000 178,939 140,594 319,533
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 8,800,000 214,424 (38,908) 175,516

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 3.50% Semi 9/16/2026 CAD 40,400,000 $ 40,428 $ 130,215 $ 170,643
Receive 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 17,200,000 (19,818) 48,599 28,781
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 5,430,000,000 5,120 34,012 39,132
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 33,600,000 101,372 16,752 118,124
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 86,100,000 79,138 167,785 246,923
Receive 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 52,100,000 42,408 24,466 66,874
677,442 1,391,171 2,068,613
Pay 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 760,000,000 (16,158) (29,414) (45,572)
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 1,130,000,000 (36,506) (57,636) (94,142)
Pay 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 29,200,000 (68,388) (34,818) (103,206)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 15,400,000 19,442 (58,167) (38,725)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 19,400,000 36,936 (85,203) (48,267)
Pay 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 253,700,000 (83,575) (54,630) (138,205)
Pay 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 14,800,000 371 (4,251) (3,880)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 197,500,000 177,397 (534,101) (356,704)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 68,700,000 (389,095) 28,240 (360,855)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 10,300,000 (117,837) (50,104) (167,941)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 5,400,000 (93,864) (11,752) (105,616)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 5,725,400,000 (8,126) 3,730 (4,396)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 312,200,000 (47,543) (77,509) (125,052)
Receive 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 443,100,000 (116,074) (172,150) (288,224)
Receive 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 14,800,000 (19,397) 2,425 (16,972)
(762,417) (1,135,340) (1,897,757)
$ (84,975) $ 255,831 $ 170,856
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.33%
1 Day Sterling Overnight Index Average (“SONIA”): 5.20%
1 Day Swiss Average Rate Overnight (“SARON”): 1.22%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.07%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.45%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.71%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.74%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.68%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.85%

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 07/19/2024 EUR (9,632,688) $ 44,851
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 08/14/2024 BRL 22,294,500 119,407
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/14/2024 BRL 29,183,250 166,615
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 09/12/2024 KRW 482,937,500 14,188
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 09/12/2024 KRW 5,988,425,000 105,536
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/17/2024 TWD 137,880,000 108,586
Total unrealized appreciation 559,183
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 09/19/2024 ZAR (1,919,680) (2,070)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2024 HKD 70,168,000 (107,063)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 35,227,390 (193,835)
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/20/2024 PLN (1,477,840) (19,047)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.20%)
Monthly BANA 09/18/2024 AUD (723,713) (3,847)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.85%)
Monthly BANA 09/18/2024 CAD (979,540) (10,108)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly BANA 09/19/2024 HKD 1,722,211 $ (7,398)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.20%)
Monthly BANA 09/18/2024 MXN (6,649,445) (4,085)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.10%)
Monthly BANA 09/18/2024 SGD (139,876) (921)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (0.18%)
Monthly BANA 09/18/2024 SEK (741,615) (717)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.40%)
Monthly BANA 09/18/2024 GBP (719,130) (2,764)
Total unrealized depreciation (351,855)
Net unrealized appreciation $ 207,328
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 161 7/2024 USD $ 13,685,000 $ 93,568
Hang Seng Index 87 7/2024 HKD 9,820,721 (141,085)
HSCEI 36 7/2024 HKD 1,444,094 (23,054)
IBEX 35 Index 241 7/2024 EUR 28,070,842 (277,903)
IFSC NIFTY 50 Index 52 7/2024 USD 2,510,508 50,306
LME Aluminum Base Metal 1 7/2024 USD 62,471 (1,759)
LME Aluminum Base Metal 1 7/2024 USD 62,304 976

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 7/2024 USD $ 124,757 $ (4,874)
LME Aluminum Base Metal 2 7/2024 USD 124,601 521
LME Aluminum Base Metal 3 7/2024 USD 186,924 2,491
LME Aluminum Base Metal 4 7/2024 USD 249,032 4,729
LME Aluminum Base Metal 5 7/2024 USD 311,573 (21,871)
LME Aluminum Base Metal 9 7/2024 USD 560,986 (22,203)
LME Copper Base Metal 1 7/2024 USD 237,793 (13,683)
LME Copper Base Metal 1 7/2024 USD 237,547 (11,148)
LME Copper Base Metal 1 7/2024 USD 236,832 720
LME Copper Base Metal 2 7/2024 USD 473,164 7,281
LME Copper Base Metal 3 7/2024 USD 711,578 1,051
LME Copper Base Metal 7 7/2024 USD 1,660,743 (59,353)
LME Copper Base Metal 7 7/2024 USD 1,661,786 (68,051)
LME Nickel Base Metal 1 7/2024 USD 102,325 (3,839)
LME Nickel Base Metal 1 7/2024 USD 102,559 (5,886)
LME Nickel Base Metal 3 7/2024 USD 307,192 (13,991)
LME Zinc Base Metal 1 7/2024 USD 72,341 1,580
LME Zinc Base Metal 1 7/2024 USD 72,023 6,204
LME Zinc Base Metal 1 7/2024 USD 72,485 57
LME Zinc Base Metal 2 7/2024 USD 144,932 (93)
LME Zinc Base Metal 3 7/2024 USD 216,308 14,259
LME Zinc Base Metal 3 7/2024 USD 216,679 8,694
Natural Gas 279 7/2024 USD 7,256,790 (1,080,995)
SGX FTSE China A50 Index 183 7/2024 USD 2,178,066 (13,882)
SGX FTSE Taiwan Index 111 7/2024 USD 8,563,650 (12,299)
WTI Crude Oil 248 7/2024 USD 20,221,920 936,952
100 oz Gold 4 8/2024 USD 935,840 6,217
Feeder Cattle 2 8/2024 USD 259,300 1,945
Live Cattle 46 8/2024 USD 3,411,820 34,669
LME Aluminum Base Metal 1 8/2024 USD 62,717 (2,489)
LME Aluminum Base Metal 1 8/2024 USD 62,878 (4,816)
LME Aluminum Base Metal 2 8/2024 USD 125,189 (2,242)
LME Aluminum Base Metal 3 8/2024 USD 187,964 (3,030)
LME Aluminum Base Metal 3 8/2024 USD 187,996 (3,194)
LME Aluminum Base Metal 3 8/2024 USD 188,028 (6,068)
LME Aluminum Base Metal 3 8/2024 USD 187,730 (4,308)
LME Aluminum Base Metal 5 8/2024 USD 314,299 (30,282)
LME Aluminum Base Metal 6 8/2024 USD 376,121 (13,372)
LME Copper Base Metal 1 8/2024 USD 238,186 (11,561)
LME Copper Base Metal 1 8/2024 USD 239,057 (22,766)
LME Copper Base Metal 1 8/2024 USD 238,285 (8,709)
LME Copper Base Metal 1 8/2024 USD 238,531 (16,595)
LME Copper Base Metal 1 8/2024 USD 237,891 (10,862)
LME Copper Base Metal 2 8/2024 USD 477,315 (67,920)
LME Copper Base Metal 2 8/2024 USD 478,152 (28,728)
LME Copper Base Metal 3 8/2024 USD 715,931 (103,295)
LME Copper Base Metal 6 8/2024 USD 1,431,528 (141,345)
LME Nickel Base Metal 1 8/2024 USD 103,261 (19,886)
LME Nickel Base Metal 1 8/2024 USD 102,987 (11,352)
LME Nickel Base Metal 1 8/2024 USD 102,841 (11,768)
LME Nickel Base Metal 2 8/2024 USD 205,780 (19,262)
LME Nickel Base Metal 3 8/2024 USD 309,406 (52,313)
LME Zinc Base Metal 1 8/2024 USD 72,782 (1,855)
LME Zinc Base Metal 1 8/2024 USD 72,675 233
LME Zinc Base Metal 1 8/2024 USD 72,635 (767)
LME Zinc Base Metal 1 8/2024 USD 72,800 (2,351)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 8/2024 USD $ 145,528 $ (3,165)
LME Zinc Base Metal 2 8/2024 USD 145,635 (2,823)
LME Zinc Base Metal 4 8/2024 USD 291,505 (13,007)
Low Sulphur Gasoil 239 8/2024 USD 18,737,600 471,643
Australia 10 Year Bond 1,425 9/2024 AUD 107,301,263 (866,903)
Australia 3 Year Bond 64 9/2024 AUD 4,495,018 (27,587)
Cocoa 12 9/2024 USD 927,720 (55,725)
Cocoa 16 9/2024 GBP 1,287,157 (169,887)
Coffee 'C' 35 9/2024 USD 2,976,750 (31,597)
Euro STOXX 50 Index 156 9/2024 EUR 8,229,780 (39,294)
Euro-Bobl 31 9/2024 EUR 3,865,080 (9,961)
Euro-BTP 66 9/2024 EUR 8,146,181 (85,498)
Euro-Bund 14 9/2024 EUR 1,972,069 (13,354)
Euro-Buxl 12 9/2024 EUR 1,669,654 (33,093)
Euro-OAT 19 9/2024 EUR 2,504,438 (21,439)
FTSE 100 Index 269 9/2024 GBP 27,924,323 (108,003)
FTSE/MIB Index 98 9/2024 EUR 17,509,326 (6,631)
KOSPI 200 Index 109 9/2024 KRW 7,648,411 151,610
LME Aluminum Base Metal 1 9/2024 USD 62,986 (2,830)
LME Aluminum Base Metal 2 9/2024 USD 126,123 (2,273)
LME Aluminum Base Metal 3 9/2024 USD 188,882 (10,256)
LME Aluminum Base Metal 3 9/2024 USD 189,300 1,714
LME Aluminum Base Metal 6 9/2024 USD 378,572 4,022
LME Aluminum Base Metal 43 9/2024 USD 2,712,225 12,748
LME Aluminum Base Metal 73 9/2024 USD 4,605,497 (46,037)
LME Copper Base Metal 1 9/2024 USD 239,196 (10,107)
LME Copper Base Metal 1 9/2024 USD 239,270 (10,733)
LME Copper Base Metal 1 9/2024 USD 239,520 (3,233)
LME Copper Base Metal 2 9/2024 USD 479,950 (1,555)
LME Copper Base Metal 3 9/2024 USD 719,355 (3,853)
LME Copper Base Metal 6 9/2024 USD 1,439,603 6,593
LME Copper Base Metal 9 9/2024 USD 2,157,683 (25,785)
LME Copper Base Metal 15 9/2024 USD 3,597,056 (26,233)
LME Copper Base Metal 15 9/2024 USD 3,597,881 (36,329)
LME Lead Base Metal 10 9/2024 USD 555,538 7,915
LME Lead Base Metal 10 9/2024 USD 557,263 10,611
LME Nickel Base Metal 1 9/2024 USD 103,628 (928)
LME Nickel Base Metal 1 9/2024 USD 103,544 (2,959)
LME Nickel Base Metal 1 9/2024 USD 103,508 (3,325)
LME Nickel Base Metal 1 9/2024 USD 103,402 (6,689)
LME Nickel Base Metal 2 9/2024 USD 207,051 (6,315)
LME Nickel Base Metal 2 9/2024 USD 206,708 (23,878)
LME Nickel Base Metal 3 9/2024 USD 311,184 945
LME Zinc Base Metal 1 9/2024 USD 73,381 3,078
LME Zinc Base Metal 2 9/2024 USD 146,176 120
LME Zinc Base Metal 2 9/2024 USD 146,499 7,393
LME Zinc Base Metal 2 9/2024 USD 146,261 1,756
LME Zinc Base Metal 20 9/2024 USD 1,468,000 42,391
LME Zinc Base Metal 20 9/2024 USD 1,467,735 46,675
Long Gilt 488 9/2024 GBP 60,207,566 353,149
MSCI EAFE E-Mini Index 15 9/2024 USD 1,757,400 6,215
MSCI Emerging Markets E-Mini Index 45 9/2024 USD 2,448,450 2,149
Russell 2000 E-Mini Index 16 9/2024 USD 1,652,000 14,058
S&P 500 E-Mini Index 81 9/2024 USD 22,362,075 (69,838)
S&P Midcap 400 E-Mini Index 2 9/2024 USD 591,620 (6,174)
Silver 15 9/2024 USD 2,217,000 (24,183)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
TOPIX Index 90 9/2024 JPY $ 15,721,611 $ 248,704
U.S. Treasury Long Bond 44 9/2024 USD 5,186,500 (83,918)
U.S. Treasury Ultra Bond 10 9/2024 USD 1,245,313 (30,395)
Wheat 13 9/2024 USD 372,775 805
Aluminum 1 10/2024 USD 62,700 501
Platinum 18 10/2024 USD 912,690 25,225
90-Day Australian Bank Bill 31 12/2024 AUD 20,451,159 (11,927)
90-Day New Zealand Bill 6 12/2024 NZD 3,607,456 39
Soybean Meal 48 12/2024 USD 1,610,400 (33,784)
3 Month CORRA 57 3/2025 CAD 9,974,115 (14,416)
3 Month Euro Euribor 10 3/2025 EUR 2,594,644 (776)
3 Month SARON 25 3/2025 CHF 6,891,035 8,900
3 Month SONIA 34 3/2025 GBP 10,237,156 3,861
90-Day Australian Bank Bill 24 3/2025 AUD 15,835,472 (10,407)
90-Day New Zealand Bill 5 3/2025 NZD 3,008,263 140
3 Month CORRA 32 6/2025 CAD 5,612,953 (10,451)
3 Month Euro Euribor 16 6/2025 EUR 4,158,285 (2,277)
3 Month SARON 11 6/2025 CHF 3,033,892 4,572
3 Month SONIA 7 6/2025 GBP 2,112,517 (313)
90-Day Australian Bank Bill 26 6/2025 AUD 17,158,861 (10,448)
3 Month Euro Euribor 4 9/2025 EUR 1,040,856 (534)
3 Month SARON 21 9/2025 CHF 5,794,312 9,720
3 Month SONIA 6 9/2025 GBP 1,814,521 (204)
90-Day Australian Bank Bill 1 9/2025 AUD 660,117 (351)
3 Month Euro Euribor 6 12/2025 EUR 1,562,730 (1,198)
3 Month SARON 7 12/2025 CHF 1,931,924 2,626
3 Month SONIA 2 12/2025 GBP 605,852 (744)
3 Month Euro Euribor 6 3/2026 EUR 1,563,533 (1,156)
3 Month SONIA 3 3/2026 GBP 910,057 (1,240)
3 Month Euro Euribor 8 6/2026 EUR 2,085,461 (1,241)
3 Month SONIA 3 6/2026 GBP 911,005 (1,240)
3 Month SONIA 3 9/2026 GBP 911,859 (1,161)
Total of long contracts (1,784,435)
Short Contracts
CAC 40 10 Euro Index (206) 7/2024 EUR (16,529,631) 215,352
LME Aluminum Base Metal (1) 7/2024 USD (62,471) 1,726
LME Aluminum Base Metal (1) 7/2024 USD (62,304) (933)
LME Aluminum Base Metal (2) 7/2024 USD (124,757) 5,237
LME Aluminum Base Metal (2) 7/2024 USD (124,601) (1,156)
LME Aluminum Base Metal (3) 7/2024 USD (186,924) (2,088)
LME Aluminum Base Metal (4) 7/2024 USD (249,032) (4,340)
LME Aluminum Base Metal (5) 7/2024 USD (311,573) 21,889
LME Aluminum Base Metal (9) 7/2024 USD (560,986) 23,992
LME Copper Base Metal (1) 7/2024 USD (237,793) 14,636
LME Copper Base Metal (1) 7/2024 USD (236,832) (2,210)
LME Copper Base Metal (1) 7/2024 USD (237,547) 9,953
LME Copper Base Metal (2) 7/2024 USD (473,164) (7,093)
LME Copper Base Metal (3) 7/2024 USD (711,578) (1,624)
LME Copper Base Metal (7) 7/2024 USD (1,661,786) 71,302
LME Copper Base Metal (7) 7/2024 USD (1,660,743) 59,864
LME Nickel Base Metal (1) 7/2024 USD (102,559) 5,077
LME Nickel Base Metal (1) 7/2024 USD (102,325) 3,931
LME Nickel Base Metal (3) 7/2024 USD (307,192) 14,729
LME Zinc Base Metal (1) 7/2024 USD (72,341) (1,819)
LME Zinc Base Metal (1) 7/2024 USD (72,485) 662
LME Zinc Base Metal (1) 7/2024 USD (72,023) (6,057)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 7/2024 USD $ (144,932) $ (1,049)
LME Zinc Base Metal (3) 7/2024 USD (216,679) (6,913)
LME Zinc Base Metal (3) 7/2024 USD (216,308) (12,466)
MSCI Singapore Index (423) 7/2024 SGD (9,868,440) (91,695)
NY Harbor ULSD (135) 7/2024 USD (14,362,677) (204,232)
OMXS30 Index (150) 7/2024 SEK (3,648,457) (552)
RBOB Gasoline (135) 7/2024 USD (14,183,505) (412,707)
Lean Hogs (22) 8/2024 USD (787,600) 5,087
LME Aluminum Base Metal (1) 8/2024 USD (62,717) 2,468
LME Aluminum Base Metal (1) 8/2024 USD (62,878) 4,770
LME Aluminum Base Metal (2) 8/2024 USD (125,189) 2,297
LME Aluminum Base Metal (3) 8/2024 USD (187,996) 2,366
LME Aluminum Base Metal (3) 8/2024 USD (187,964) 2,924
LME Aluminum Base Metal (3) 8/2024 USD (187,730) 4,517
LME Aluminum Base Metal (3) 8/2024 USD (188,028) 5,356
LME Aluminum Base Metal (5) 8/2024 USD (314,299) 29,736
LME Aluminum Base Metal (6) 8/2024 USD (376,121) 13,596
LME Copper Base Metal (1) 8/2024 USD (239,057) 22,884
LME Copper Base Metal (1) 8/2024 USD (238,531) 16,467
LME Copper Base Metal (1) 8/2024 USD (237,891) 9,870
LME Copper Base Metal (1) 8/2024 USD (238,186) 11,061
LME Copper Base Metal (1) 8/2024 USD (238,285) 8,572
LME Copper Base Metal (2) 8/2024 USD (477,315) 66,455
LME Copper Base Metal (2) 8/2024 USD (478,152) 27,920
LME Copper Base Metal (3) 8/2024 USD (715,931) 104,937
LME Copper Base Metal (6) 8/2024 USD (1,431,528) 140,806
LME Nickel Base Metal (1) 8/2024 USD (102,987) 11,760
LME Nickel Base Metal (1) 8/2024 USD (102,841) 12,020
LME Nickel Base Metal (1) 8/2024 USD (103,261) 20,246
LME Nickel Base Metal (2) 8/2024 USD (205,780) 20,233
LME Nickel Base Metal (3) 8/2024 USD (309,406) 53,459
LME Zinc Base Metal (1) 8/2024 USD (72,782) 1,997
LME Zinc Base Metal (1) 8/2024 USD (72,675) (766)
LME Zinc Base Metal (1) 8/2024 USD (72,635) 263
LME Zinc Base Metal (1) 8/2024 USD (72,800) 2,910
LME Zinc Base Metal (2) 8/2024 USD (145,528) 2,392
LME Zinc Base Metal (2) 8/2024 USD (145,635) 3,468
LME Zinc Base Metal (4) 8/2024 USD (291,505) 13,446
Canada 10 Year Bond (316) 9/2024 CAD (27,739,074) 210,570
Copper (35) 9/2024 USD (3,842,563) (4,834)
Corn (253) 9/2024 USD (5,154,875) 599,278
DAX Index (29) 9/2024 EUR (14,288,802) (66,747)
DJIA CBOT E-Mini Index (15) 9/2024 USD (2,960,175) (9,393)
Euro-Schatz (45) 9/2024 EUR (5,094,697) (23,955)
FTSE/JSE Top 40 Index (75) 9/2024 ZAR (3,039,863) (59,974)
Japan 10 Year Bond (21) 9/2024 JPY (18,615,327) 40,381
KC HRW Wheat (11) 9/2024 USD (322,438) 18,253
LME Aluminum Base Metal (1) 9/2024 USD (62,986) 2,424
LME Aluminum Base Metal (1) 9/2024 USD (63,089) 2,908
LME Aluminum Base Metal (2) 9/2024 USD (126,123) 1,922
LME Aluminum Base Metal (3) 9/2024 USD (188,882) 9,609
LME Aluminum Base Metal (3) 9/2024 USD (189,300) (1,809)
LME Aluminum Base Metal (6) 9/2024 USD (378,572) (3,139)
LME Aluminum Base Metal (43) 9/2024 USD (2,712,225) (20,554)
LME Copper Base Metal (1) 9/2024 USD (239,196) 10,976
LME Copper Base Metal (1) 9/2024 USD (239,520) 3,994

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 9/2024 USD $ (239,270) $ 11,807
LME Copper Base Metal (2) 9/2024 USD (479,950) 915
LME Copper Base Metal (3) 9/2024 USD (719,355) 3,816
LME Copper Base Metal (6) 9/2024 USD (1,439,603) (4,797)
LME Copper Base Metal (9) 9/2024 USD (2,157,683) 26,637
LME Copper Base Metal (15) 9/2024 USD (3,597,881) 26,117
LME Copper Base Metal (55) 9/2024 USD (13,189,206) 333,230
LME Lead Base Metal (10) 9/2024 USD (555,538) (9,564)
LME Nickel Base Metal (1) 9/2024 USD (103,402) 5,786
LME Nickel Base Metal (1) 9/2024 USD (103,508) 3,572
LME Nickel Base Metal (1) 9/2024 USD (103,628) 868
LME Nickel Base Metal (1) 9/2024 USD (103,544) 2,878
LME Nickel Base Metal (2) 9/2024 USD (207,051) 8,399
LME Nickel Base Metal (2) 9/2024 USD (206,708) 24,072
LME Nickel Base Metal (3) 9/2024 USD (311,184) (1,784)
LME Nickel Base Metal (17) 9/2024 USD (1,761,822) 106,177
LME Zinc Base Metal (1) 9/2024 USD (73,381) (3,247)
LME Zinc Base Metal (2) 9/2024 USD (146,176) 246
LME Zinc Base Metal (2) 9/2024 USD (146,499) (6,902)
LME Zinc Base Metal (2) 9/2024 USD (146,261) (2,279)
LME Zinc Base Metal (14) 9/2024 USD (1,027,415) 1,892
LME Zinc Base Metal (20) 9/2024 USD (1,468,000) (46,510)
MEX BOLSA Index (31) 9/2024 MXN (904,007) 7,807
NASDAQ 100 E-Mini Index (3) 9/2024 USD (1,195,635) (8,848)
Nikkei 225 Index (10) 9/2024 JPY (2,460,066) (39,420)
Palladium (9) 9/2024 USD (880,110) (27,333)
S&P/TSX 60 Index (173) 9/2024 CAD (33,144,476) (212,799)
SET50 Index (478) 9/2024 THB (2,092,141) 16,323
SPI 200 Index (173) 9/2024 AUD (22,423,833) (134,021)
Sugar No. 11 (82) 9/2024 USD (1,864,352) (109,713)
U.S. Treasury 10 Year Note (586) 9/2024 USD (64,377,594) 180,548
U.S. Treasury 2 Year Note (168) 9/2024 USD (34,310,062) (34,706)
U.S. Treasury 5 Year Note (18) 9/2024 USD (1,917,422) 1,982
Soybean (98) 11/2024 USD (5,409,600) 204,295
3 Month Euro Euribor (16) 12/2024 EUR (4,142,649) (1,422)
Cotton No. 2 (23) 12/2024 USD (835,935) 4,029
Soybean Oil (35) 12/2024 USD (919,590) 2,564
3 Month SOFR (52) 3/2025 USD (12,368,850) (7,169)
3 Month SOFR (30) 6/2025 USD (7,158,000) (14)
90-Day New Zealand Bill (2) 6/2025 NZD (1,204,039) (234)
3 Month SOFR (12) 9/2025 USD (2,870,700) (5,657)
3 Month CORRA (5) 12/2025 CAD (880,724) (396)
3 Month SOFR (14) 12/2025 USD (3,355,800) 7,284
3 Month SOFR (13) 3/2026 USD (3,120,813) 5,257
3 Month SOFR (12) 6/2026 USD (2,883,750) 474
3 Month SOFR (10) 9/2026 USD (2,404,875) (4,489)
Total of short contracts 1,350,514
Net value $ (433,921)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,708,502 USD 1,138,068 CITI 9/18/2024 $ 4,019
AUD 1,708,498 USD 1,138,060 JPMC 9/18/2024 4,025
CAD 10,307,001 USD 7,541,975 CITI 9/18/2024 6,353
CAD 10,307,001 USD 7,541,937 JPMC 9/18/2024 6,391
CHF 378,999 USD 424,803 CITI 9/18/2024 1,107
CHF 378,997 USD 424,799 JPMC 9/18/2024 1,109
EUR 1,489,000 USD 1,596,445 CITI 9/18/2024 4,334
EUR 1,489,000 USD 1,596,437 JPMC 9/18/2024 4,342
HUF 125,000,000 USD 336,536 CITI 9/18/2024 1,445
HUF 125,000,000 USD 336,535 JPMC 9/18/2024 1,447
INR 387,016,428 USD 4,625,355 CITI
**
9/18/2024 4,693
INR 347,016,428 USD 4,147,103 JPMC
**
9/18/2024 4,408
MXN 27,500,000 USD 1,464,656 CITI 9/18/2024 19,989
MXN 27,500,000 USD 1,464,648 JPMC 9/18/2024 19,996
NOK 23,000,000 USD 2,152,799 CITI 9/18/2024 5,616
NOK 23,000,000 USD 2,152,788 JPMC 9/18/2024 5,626
NZD 3,079,500 USD 1,871,266 CITI 9/18/2024 4,436
NZD 3,079,500 USD 1,871,257 JPMC 9/18/2024 4,444
PLN 759,500 USD 188,144 CITI 9/18/2024 341
PLN 759,500 USD 188,143 JPMC 9/18/2024 342
SEK 25,732,303 USD 2,435,234 CITI 9/18/2024 2,493
SEK 25,732,303 USD 2,435,222 JPMC 9/18/2024 2,505
TWD 9,499,999 USD 292,611 CITI
**
9/18/2024 486
TWD 9,500,005 USD 292,610 JPMC
**
9/18/2024 487
USD 615,366 AUD 918,502 CITI 9/18/2024 1,372
USD 615,367 AUD 918,498 JPMC 9/18/2024 1,375
USD 3,706,891 BRL 19,987,000 CITI
**
9/18/2024 163,269
USD 3,706,909 BRL 19,987,000 JPMC
**
9/18/2024 163,287
USD 79,856 CAD 109,000 CITI 9/18/2024 30
USD 79,856 CAD 109,000 JPMC 9/18/2024 30
USD 18,897,072 CHF 16,661,450 CITI 9/18/2024 173,389
USD 18,897,165 CHF 16,661,448 JPMC 9/18/2024 173,481
USD 21,460 CZK 500,000 CITI 9/18/2024 47
USD 21,461 CZK 500,000 JPMC 9/18/2024 47
USD 17,562,504 EUR 16,203,002 CITI 9/18/2024 143,143
USD 17,562,587 EUR 16,202,998 JPMC 9/18/2024 143,230
USD 3,082,491 GBP 2,413,504 CITI 9/18/2024 29,787
USD 3,082,497 GBP 2,413,496 JPMC 9/18/2024 29,803
USD 300,002 HUF 110,000,000 CITI 9/18/2024 2,578
USD 300,003 HUF 110,000,000 JPMC 9/18/2024 2,580
USD 1,046,124 IDR 17,005,151,000 CITI
**
9/18/2024 8,231
USD 1,046,087 IDR 17,005,151,000 JPMC
**
9/18/2024 8,194
USD 3,257,626 ILS 12,004,000 CITI 9/18/2024 68,329
USD 3,257,643 ILS 12,004,000 JPMC 9/18/2024 68,345
USD 19,651,326 JPY 3,041,962,505 CITI 9/18/2024 513,132
USD 19,651,424 JPY 3,041,962,503 JPMC 9/18/2024 513,230
USD 1,910,816 MXN 34,500,000 CITI 9/18/2024 48,262
USD 1,910,826 MXN 34,500,000 JPMC 9/18/2024 48,271
USD 880,557 NOK 9,316,001 CITI 9/18/2024 6,305
USD 880,561 NOK 9,316,000 JPMC 9/18/2024 6,309
USD 22,222,111 NZD 36,062,882 CITI 9/18/2024 256,469
USD 22,222,222 NZD 36,062,882 JPMC 9/18/2024 256,580
USD 958,354 PEN 3,645,500 CITI
**
9/18/2024 9,926
USD 958,358 PEN 3,645,500 JPMC
**
9/18/2024 9,931
USD 178,270 PHP 10,397,062 CITI
**
9/18/2024 468

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 178,271 PHP 10,397,062 JPMC
**
9/18/2024 $ 469
USD 1,251,206 PLN 4,953,000 CITI 9/18/2024 22,022
USD 1,251,212 PLN 4,953,000 JPMC 9/18/2024 22,027
USD 1,671,403 SEK 17,323,500 CITI 9/18/2024 30,276
USD 1,671,411 SEK 17,323,500 JPMC 9/18/2024 30,285
USD 10,323,311 SGD 13,850,268 CITI 9/18/2024 70,837
USD 10,323,354 SGD 13,850,256 JPMC 9/18/2024 70,888
USD 2,535,031 THB 92,000,000 CITI 9/18/2024 11,818
USD 2,535,044 THB 92,000,000 JPMC 9/18/2024 11,831
USD 137,666 TWD 4,425,693 CITI
**
9/18/2024 1,123
USD 137,758 TWD 4,425,698 JPMC
**
9/18/2024 1,215
ZAR 19,401,249 USD 1,042,639 CITI 9/18/2024 17,303
ZAR 19,901,252 USD 1,068,788 JPMC 9/18/2024 18,470
CNY 24,054 USD 3,315 CITI
**
9/19/2024 1
CNY 24,056 USD 3,315 JPMC
**
9/19/2024 1
USD 5,515,627 CNY 39,757,339 CITI
**
9/19/2024 35,880
USD 5,515,654 CNY 39,757,337 JPMC
**
9/19/2024 35,907
USD 132,739 HKD 1,033,250 CITI 9/19/2024 127
USD 132,739 HKD 1,033,250 JPMC 9/19/2024 128
USD 2,745,781 KRW 3,747,050,501 CITI
**
9/19/2024 18,780
USD 2,745,795 KRW 3,747,050,499 JPMC
**
9/19/2024 18,793
USD 244,419 CLP 222,609,687 CITI
**
9/23/2024 7,995
USD 244,421 CLP 222,609,687 JPMC
**
9/23/2024 7,996
Total unrealized appreciation 3,394,036
BRL 4,018,715 USD 762,869 CITI
**
9/18/2024 (50,365)
BRL 4,018,715 USD 762,865 JPMC
**
9/18/2024 (50,362)
CAD 9,143,499 USD 6,709,293 CITI 9/18/2024 (13,055)
CAD 9,143,499 USD 6,709,259 JPMC 9/18/2024 (13,022)
CHF 986,503 USD 1,115,808 CITI 9/18/2024 (7,202)
CHF 986,501 USD 1,115,800 JPMC 9/18/2024 (7,196)
COP 2,150,865,500 USD 543,873 CITI
**
9/18/2024 (32,103)
COP 2,150,865,500 USD 543,870 JPMC
**
9/18/2024 (32,101)
CZK 12,851,000 USD 566,492 CITI 9/18/2024 (16,126)
CZK 12,851,000 USD 566,489 JPMC 9/18/2024 (16,124)
DKK 698,000 USD 102,037 CITI 9/18/2024 (1,338)
DKK 698,000 USD 102,036 JPMC 9/18/2024 (1,338)
EUR 14,848,208 USD 16,191,869 CITI 9/18/2024 (229,006)
EUR 14,848,204 USD 16,191,784 JPMC 9/18/2024 (228,924)
GBP 6,060,504 USD 7,709,051 CITI 9/18/2024 (43,464)
GBP 6,060,496 USD 7,709,003 JPMC 9/18/2024 (43,426)
HUF 859,669,500 USD 2,383,676 CITI 9/18/2024 (59,256)
HUF 859,669,500 USD 2,383,664 JPMC 9/18/2024 (59,246)
ILS 781,000 USD 208,746 CITI 9/18/2024 (1,245)
ILS 781,000 USD 208,745 JPMC 9/18/2024 (1,244)
INR 110,836,072 USD 1,329,044 CITI
**
9/18/2024 (3,064)
INR 150,836,072 USD 1,807,635 JPMC
**
9/18/2024 (3,118)
JPY 943,977,501 USD 6,060,429 CITI 9/18/2024 (121,490)
JPY 943,977,499 USD 6,060,399 JPMC 9/18/2024 (121,462)
MXN 123,005,500 USD 7,027,234 CITI 9/18/2024 (386,524)
MXN 123,005,500 USD 7,027,199 JPMC 9/18/2024 (386,490)
NOK 223,873,563 USD 21,262,702 CITI 9/18/2024 (253,489)
NOK 223,873,562 USD 21,262,595 JPMC 9/18/2024 (253,380)
NZD 12,364,500 USD 7,609,234 CITI 9/18/2024 (78,109)
NZD 12,364,500 USD 7,609,196 JPMC 9/18/2024 (78,068)
PEN 715,364 USD 191,061 CITI
**
9/18/2024 (4,950)
PEN 715,364 USD 191,060 JPMC
**
9/18/2024 (4,948)
PLN 15,578,267 USD 3,943,006 CITI 9/18/2024 (76,952)
PLN 15,578,267 USD 3,942,986 JPMC 9/18/2024 (76,932)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 170,611,197 USD 16,399,667 CITI 9/18/2024 $ (236,966)
SEK 170,611,197 USD 16,399,585 JPMC 9/18/2024 (236,885)
SGD 839,506 USD 626,335 CITI 9/18/2024 (4,901)
SGD 839,494 USD 626,323 JPMC 9/18/2024 (4,899)
TWD 57,000,000 USD 1,770,571 CITI
**
9/18/2024 (11,992)
TWD 57,000,000 USD 1,770,562 JPMC
**
9/18/2024 (11,979)
USD 9,733,070 AUD 14,666,417 CITI 9/18/2024 (71,040)
USD 9,733,119 AUD 14,666,418 JPMC 9/18/2024 (70,991)
USD 2,434,619 CAD 3,341,000 CITI 9/18/2024 (12,161)
USD 2,434,632 CAD 3,341,000 JPMC 9/18/2024 (12,148)
USD 14,140,961 CHF 12,672,944 CITI 9/18/2024 (100,554)
USD 14,141,029 CHF 12,672,942 JPMC 9/18/2024 (100,480)
USD 8,657,830 EUR 8,063,500 CITI 9/18/2024 (10,998)
USD 8,657,873 EUR 8,063,500 JPMC 9/18/2024 (10,953)
USD 83,442 GBP 66,000 CITI 9/18/2024 (37)
USD 83,443 GBP 66,000 JPMC 9/18/2024 (37)
USD 1,671,526 INR 140,000,000 CITI
**
9/18/2024 (3,356)
USD 1,671,534 INR 140,000,000 JPMC
**
9/18/2024 (3,348)
USD 456,631 MXN 8,500,000 CITI 9/18/2024 (2,259)
USD 456,634 MXN 8,500,000 JPMC 9/18/2024 (2,256)
USD 1,748,411 PHP 102,779,438 CITI
**
9/18/2024 (9,242)
USD 1,748,420 PHP 102,779,438 JPMC
**
9/18/2024 (9,233)
USD 754,864 PLN 3,046,500 CITI 9/18/2024 (1,186)
USD 754,868 PLN 3,046,500 JPMC 9/18/2024 (1,181)
USD 594,134 SGD 803,500 CITI 9/18/2024 (647)
USD 594,137 SGD 803,500 JPMC 9/18/2024 (644)
USD 1,812,502 THB 66,500,000 CITI 9/18/2024 (11,342)
USD 1,812,511 THB 66,500,000 JPMC 9/18/2024 (11,333)
USD 1,436,146 ZAR 27,125,000 CITI 9/18/2024 (45,765)
USD 1,462,317 ZAR 27,625,002 JPMC 9/18/2024 (46,910)
ZAR 5,000,000 USD 276,355 CITI 9/18/2024 (3,192)
ZAR 5,000,000 USD 276,354 JPMC 9/18/2024 (3,190)
CNY 5,575,901 USD 774,019 CITI
**
9/19/2024 (5,494)
CNY 5,575,898 USD 774,015 JPMC
**
9/19/2024 (5,490)
KRW 398,590,501 USD 291,021 CITI
**
9/19/2024 (938)
KRW 398,590,499 USD 291,020 JPMC
**
9/19/2024 (937)
USD 741,166 CNY 5,378,000 CITI
**
9/19/2024 (83)
USD 741,170 CNY 5,378,000 JPMC
**
9/19/2024 (79)
USD 132,545 HKD 1,033,250 CITI 9/19/2024 (67)
USD 132,546 HKD 1,033,250 JPMC 9/19/2024 (66)
USD 975,483 KRW 1,350,000,000 CITI
**
9/19/2024 (7,012)
USD 975,488 KRW 1,350,000,000 JPMC
**
9/19/2024 (7,006)
CLP 100,000,000 USD 110,608 CITI
**
9/23/2024 (4,402)
CLP 100,000,000 USD 110,607 JPMC
**
9/23/2024 (4,401)
Total unrealized depreciation (3,843,199)
Net unrealized depreciation $ (449,163)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 10,626,160 $ 10,626,160
CITG
Cash – 2,925,896 2,925,896
CITI
Investment Companies 1,927,521 – 1,927,521
GSCO
Cash – 2,937,799 2,937,799
GSIN
Cash (60,105) – (60,105)
U.S. Treasury Bills 3,185,489 – 3,185,489
JPMC
Investment Companies 3,533,367 – 3,533,367
JPMS
Cash – 10,329,297 10,329,297
MLIN
Cash 4,230,000 – 4,230,000
MSCS
Cash (280,122) – (280,122)
U.S. Treasury Bills 3,403,382 – 3,403,382
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 5,870,562 $ 5,870,562
JPPC
Cash – 571,555 571,555
MSCL
Cash – 326,567 326,567

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 133.6%
COMMON STOCKS - 26.1%
Communication Services - 0.2%
Entertainment - 0.2%
Endeavor Group Holdings, Inc.,
Class A 127,518 3,446,811
Interactive Media & Services - 0.0% †
Alphabet, Inc., Class A (a) 4,178 761,023
Total Communication Services 4,207,834
Consumer Discretionary - 2.1%
Automobiles - 0.0% †
Thunder Power Holdings, Inc. (2)* 9,407 104,324
Hotels, Restaurants & Leisure - 0.0% †
Marriott Vacations Worldwide Corp.
(a) 1,322 115,437
Pinstripes Holdings, Inc., Class A
*(b) 25,000 68,750
184,187
Household Durables - 1.2%
Meritage Homes Corp. (a)
9,940 1,608,789
Vizio Holding Corp., Class A *
1,959,299 21,160,429
22,769,218
Specialty Retail - 0.4%
Hibbett, Inc. 77,136 6,727,030
Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc., Class A * 1,409,380 9,400,565
Total Consumer Discretionary 39,185,324
Consumer Staples - 0.1%
Household Products - 0.1%
Central Garden & Pet Co., Class A * 57,450 1,897,573
Energy - 6.3%
Energy Equipment & Services - 2.0%
ChampionX Corp.
762,510 25,322,957
Diamond Offshore Drilling, Inc. *
829,669 12,851,573
38,174,530
Oil, Gas & Consumable Fuels - 4.3%
Equitrans Midstream Corp.
2,642,185 34,295,561
SilverBow Resources, Inc. *
327,485 12,388,758
Southwestern Energy Co. *
5,107,104 34,370,810
81,055,129
Total Energy 119,229,659
Financials - 2.8%
Banks - 0.8%
Heartland Financial USA, Inc.
332,785 14,792,294
Patriot National Bancorp, Inc. *
110,922 207,424
14,999,718
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.2%
99 Acquisition Group, Inc., Class A
(2)*(c) 78,622 823,959
Acri Capital Acquisition Corp. *(c)
18,419 209,792
Aquaron Acquisition Corp. *(c)
9,101 99,747
AssetMark Financial Holdings, Inc. *
121,460 4,196,443
Bellevue Life Sciences Acquisition
Corp. (2)*(c) 20,011 215,318
BurTech Acquisition Corp., Class
A *(c) 68,249 758,929
byNordic Acquisition Corp. (Sweden)
*(c) 69,207 781,347
Cetus Capital Acquisition Corp.
(Taiwan) (2)*(c) 40,757 434,062
Churchill Capital Corp. VII, Class
A *(c) 38,609 415,819
Coinbase Global, Inc., Class A *
8,390 1,864,510
Direct Selling Acquisition Corp.,
Class A (2)*(c) 135,365 1,510,673
ESH Acquisition Corp., Class A *(c)
136,170 1,420,253
ExcelFin Acquisition Corp., Class A
(2)*(c) 47,585 524,387
ExcelFin Acquisition Corp., Class B
(acquired 4/28/2023, Cost $–) (3)*(c)
(d) 46,529 –
Focus Impact BH3 Acquisition Co.,
Class A *(c) 60,828 647,818
Four Leaf Acquisition Corp., Class
A *(c) 111,000 1,212,120
Global Blockchain Acquisition Corp.
*(c) 5,348 58,828
Global Star Acquisition, Inc., Class
A *(c) 2,379 26,383
Hennessy Capital Investment Corp.
VI, Class A *(c) 74,705 788,138
IB Acquisition Corp. *(c)
49,358 492,346
Inception Growth Acquisition Ltd.
*(c) 39,600 447,084
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(c)(d) 33,755 –
Iron Horse Acquisitions Corp. *(c)
66,623 670,227
Qomolangma Acquisition Corp.
(2)*(c) 8,182 90,002
Quetta Acquisition Corp. *(c)
68,014 703,945
Sagaliam Acquisition Corp., Class
A (2)*(c) 31,501 349,661
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023 -
11/21/2023, Cost $–) (3)*(c)(d) 45,000 –
SilverBox Corp. III, Class A *(c)
165,500 1,754,300
TG Venture Acquisition Corp. (2)*(c)
12,061 135,083
Trailblazer Merger Corp. I *(c)
157,145 1,695,595
22,326,769

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 0.8%
Global Payments, Inc. (a)
9,953 962,360
Nuvei Corp. (Canada)
447,827 14,500,638
15,462,998
Total Financials 52,789,485
Health Care - 1.9%
Health Care Equipment & Supplies - 1.8%
Axonics, Inc. *
461,679 31,038,679
Silk Road Medical, Inc. *
94,406 2,552,738
33,591,417
Life Sciences Tools & Services - 0.1%
Illumina, Inc. * 29,396 3,068,355
Total Health Care 36,659,772
Industrials - 3.7%
Commercial Services & Supplies - 1.1%
Stericycle, Inc. *
322,269 18,733,497
Tetra Tech, Inc. (a)
11,896 2,432,494
21,165,991
Electrical Equipment - 0.7%
Encore Wire Corp. 44,668 12,946,126
Ground Transportation - 0.3%
Lyft, Inc., Class A *(a)
87,461 1,233,200
Uber Technologies, Inc. *(a)
68,510 4,979,307
6,212,507
Professional Services - 0.4%
Parsons Corp. *(a)
23,764 1,944,133
Sterling Check Corp. *
400,300 5,924,440
7,868,573
Trading Companies & Distributors - 1.2%
McGrath RentCorp 211,680 22,554,504
Total Industrials 70,747,701
Information Technology - 4.9%
Communications Equipment - 0.2%
Infinera Corp. * 720,173 4,385,854
Electronic Equipment, Instruments & Components - 0.5%
Hollysys Automation Technologies
Ltd. (China) * 446,590 9,664,208
IT Services - 1.1%
Perficient, Inc. *
162,473 12,151,355
Squarespace, Inc., Class A *
181,122 7,902,353
20,053,708
Semiconductors & Semiconductor Equipment - 0.0% †
GCT Semiconductor Holding, Inc.
*(b) 25,000 130,250
Software - 2.9%
Envestnet, Inc. *(a)
38,438 2,405,835
Everbridge, Inc. *(a)
262,161 9,173,013
HashiCorp, Inc., Class A *
740,986 24,963,818
INVESTMENTS SHARES VALUE ($)
Software - 2.9% (continued)
Matterport, Inc. *
1,614,169 7,215,336
PowerSchool Holdings, Inc., Class
A * 524,241 11,737,756
55,495,758
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Technology Holdings plc (a) 44,639 4,609,869
Total Information Technology 94,339,647
Materials - 2.2%
Containers & Packaging - 1.0%
Westrock Co. 360,635 18,125,515
Metals & Mining - 1.2%
Haynes International, Inc.
90,874 5,334,304
Rio Tinto plc, ADR (Australia)
272,000 17,932,960
23,267,264
Total Materials 41,392,779
Real Estate - 0.2%
Health Care REITs - 0.1%
Welltower, Inc., REIT (a) 25,311 2,638,672
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class C *(a) 18,961 879,601
Total Real Estate 3,518,273
Utilities - 1.7%
Electric Utilities - 1.7%
ALLETE, Inc.
311,489 19,421,339
Avangrid, Inc.
35,613 1,265,330
NextEra Energy, Inc. (a)
174,329 12,344,236
Total Utilities 33,030,905
TOTAL COMMON STOCKS
(Cost $498,889,586) 496,998,952
CLOSED-END FUNDS - 6.3%
Financials - 6.3%
abrdn Emerging Markets Equity
Income Fund, Inc. (a) 40,620 214,514
abrdn Global Dynamic Dividend
Fund 67,275 656,604
abrdn Healthcare Investors
117,450 2,050,677
abrdn Healthcare Opportunities
Fund 42,929 874,893
abrdn Life Sciences Investors
104,918 1,486,688
abrdn National Municipal Income
Fund 30,486 321,932
abrdn Total Dynamic Dividend Fund
321,615 2,704,782
Adams Natural Resources Fund,
Inc. 32,338 763,500
AllianceBernstein National Municipal
Income Fund, Inc. (a) 72,595 806,530
Allspring Income Opportunities Fund
145,701 964,541
Allspring Multi-Sector Income Fund
38,605 346,673
ASA Gold and Precious Metals Ltd.
(a) 77,858 1,365,629

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 6.3% (continued)
Bancroft Fund Ltd.
9,063 142,017
BlackRock Energy and Resources
Trust (a) 42,596 563,119
BlackRock Enhanced Equity
Dividend Trust 411,511 3,362,045
BlackRock Enhanced Global
Dividend Trust (a) 159,453 1,691,796
BlackRock Enhanced International
Dividend Trust (a) 247,627 1,381,759
BlackRock Health Sciences Term
Trust 8,104 124,477
BlackRock Health Sciences Trust
945 38,603
BlackRock Innovation and Growth
Term Trust 202,278 1,462,470
BlackRock Investment Quality
Municipal Trust, Inc. (The) 26,745 320,138
BlackRock Municipal 2030 Target
Term Trust 89,264 1,854,013
BlackRock Municipal Income Fund,
Inc. (a) 59,985 740,215
BlackRock Municipal Income Quality
Trust (a) 46,349 531,160
BlackRock Municipal Income Trust
(a) 84,166 859,335
BlackRock Municipal Income Trust
II (a) 96,603 1,044,278
BlackRock MuniHoldings California
Quality Fund, Inc. (a) 63,341 703,085
BlackRock MuniHoldings Fund, Inc.
(a) 118,571 1,433,523
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (a) 82,945 944,744
BlackRock MuniHoldings New York
Quality Fund, Inc. (a) 57,077 614,148
BlackRock MuniHoldings Quality
Fund II, Inc. (a) 63,894 651,719
BlackRock MuniVest Fund II, Inc. (a)
52,852 584,015
BlackRock MuniVest Fund, Inc. (a)
109,658 786,248
BlackRock MuniYield Fund, Inc. (a)
24,583 266,726
BlackRock MuniYield Michigan
Quality Fund, Inc. (a) 47,253 540,570
BlackRock MuniYield New York
Quality Fund, Inc. (a) 69,486 727,518
BlackRock MuniYield Pennsylvania
Quality Fund 12,653 161,326
BlackRock MuniYield Quality Fund
II, Inc. (a) 47,795 491,811
BlackRock MuniYield Quality Fund,
Inc. (a) 19,184 235,580
BlackRock New York Municipal
Income Trust (a) 60,460 647,527
BlackRock Resources &
Commodities Strategy Trust 226,411 2,080,717
BlackRock Science and Technology
Term Trust 144,584 2,878,667
BNY Mellon Municipal Bond
Infrastructure Fund, Inc. 522 5,523
BNY Mellon Municipal Income, Inc.
44,997 323,528
INVESTMENTS SHARES VALUE ($)
Financials - 6.3% (continued)
BNY Mellon Strategic Municipal
Bond Fund, Inc. 147,922 878,657
BNY Mellon Strategic Municipals,
Inc. 189,480 1,159,618
Brookfield Real Assets Income
Fund, Inc. 207,098 2,642,570
Calamos Global Dynamic Income
Fund 190,578 1,307,365
Calamos Long
42,043 641,156
CBRE Global Real Estate Income
Fund 38,779 195,446
Central Securities Corp.
24,387 1,073,516
Clough Global Equity Fund
86,947 606,455
Clough Global Opportunities Fund
133,506 718,262
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 1,046 20,815
Cohen & Steers Select Preferred
and Income Fund, Inc. 1,647 32,578
Duff & Phelps Utility and
Infrastructure Fund, Inc. 58,451 574,573
DWS Municipal Income Trust
32,125 304,224
Eaton Vance California Municipal
Bond Fund 37,334 355,046
Eaton Vance Ltd. Duration Income
Fund 8,796 85,673
Eaton Vance Municipal Bond Fund
67,501 714,161
Eaton Vance Municipal Income Trust
71,207 736,992
Eaton Vance New York Municipal
Bond Fund 10,179 100,365
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 273,079 2,258,363
Eaton Vance Tax-Advantaged
Dividend Income Fund 85,152 1,983,190
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 120,204 2,236,996
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 15,236 388,518
Eaton Vance Tax-Managed Buy-
Write Income Fund 2,855 40,313
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 443,384 3,746,595
Ellsworth Growth and Income Fund
Ltd. 51,779 426,659
Federated Hermes Premier
Municipal Income Fund 30,473 348,306
Flaherty & Crumrine Preferred and
Income Fund, Inc. 31,271 326,469
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 22,945 194,344
Flaherty & Crumrine Preferred and
Income Securities Fund, Inc. 135,409 2,002,699
Flaherty & Crumrine Total Return
Fund, Inc. 35,306 548,655
Franklin Ltd. Duration Income Trust
93,022 589,759
Gabelli Dividend & Income Trust
(The) 146,275 3,321,905
Gabelli Global Small and Mid Cap
Value Trust (The) 3,540 39,967

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 6.3% (continued)
Gabelli Healthcare & WellnessRx
Trust (The) 35,928 344,190
General American Investors Co.,
Inc. 24,648 1,225,499
Highland Global Allocation Fund
32,968 248,249
Insight Select Income Fund
12,407 202,470
Invesco Advantage Municipal
Income Trust II 88,017 780,711
Invesco California Value Municipal
Income Trust 114,100 1,188,922
Invesco Municipal Opportunity Trust
129,915 1,309,543
Invesco Municipal Trust
93,743 933,680
Invesco Pennsylvania Value
Municipal Income Trust 21,874 237,552
Invesco Quality Municipal Income
Trust 107,889 1,070,259
Invesco Trust for Investment Grade
Municipals 124,130 1,274,815
Invesco Trust for Investment Grade
New York Municipals 23,684 266,208
Invesco Value Municipal Income
Trust 97,436 1,202,360
John Hancock Hedged Equity &
Income Fund 29,364 305,092
John Hancock Income Securities
Trust 11,500 125,350
John Hancock Premium Dividend
Fund 7,982 94,028
John Hancock Tax-Advantaged
Dividend Income Fund 53,025 1,071,635
Lazard Global Total Return and
Income Fund, Inc. 29,109 484,956
Liberty All Star Growth Fund, Inc.
27,119 144,815
MFS Municipal Income Trust
22,486 122,774
Neuberger Berman Municipal Fund,
Inc. 52,775 563,637
New America High Income Fund,
Inc. (The) 34,477 252,716
New Germany Fund, Inc. (The)
33,080 269,106
Nuveen AMT-Free Municipal Credit
Income Fund 93,686 1,167,328
Nuveen AMT-Free Municipal Value
Fund 369 5,122
Nuveen AMT-Free Quality Municipal
Income Fund 192,799 2,209,477
Nuveen Arizona Quality Municipal
Income Fund 12,408 138,473
Nuveen California AMT-Free Quality
Municipal Income Fund 57,555 720,013
Nuveen California Quality Municipal
Income Fund 151,535 1,747,199
Nuveen Dow 30sm Dynamic
Overwrite Fund 93,680 1,312,457
Nuveen Municipal Credit Income
Fund 121,816 1,504,428
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 40,694 1,020,606
Nuveen New Jersey Quality
Municipal Income Fund 41,054 501,269
INVESTMENTS SHARES VALUE ($)
Financials - 6.3% (continued)
Nuveen New York AMT-Free Quality
Municipal Income Fund 77,206 856,215
Nuveen New York Quality Municipal
Income Fund 44,029 495,326
Nuveen Pennsylvania Quality
Municipal Income Fund 36,189 441,506
Nuveen Preferred & Income
Opportunities Fund 593,223 4,431,376
Nuveen Quality Municipal Income
Fund 236,222 2,773,246
Nuveen Real Asset Income and
Growth Fund 44,592 542,685
Nuveen Real Estate Income Fund
81,844 625,288
Nuveen S&P 500 Buy-Write Income
Fund 120,047 1,620,634
Nuveen S&P 500 Dynamic
Overwrite Fund 2,979 48,647
Nuveen Virginia Quality Municipal
Income Fund 13,352 153,548
PGIM Short Duration High Yield
Opportunities Fund 6,400 98,112
PIMCO California Municipal Income
Fund 1,666 15,694
PIMCO California Municipal Income
Fund II 9,482 55,470
Pioneer High Income Fund, Inc.
964 7,249
Pioneer Municipal High Income
Advantage Fund, Inc. 63,081 517,895
Pioneer Municipal High Income
Fund Trust 76,189 696,367
Putnam Municipal Opportunities
Trust 4,524 46,416
Royce Micro-Cap Trust, Inc.
83,422 766,648
Royce Small-Cap Trust, Inc.
197,686 2,860,516
Saba Capital Income &
Opportunities Fund 1,250 8,800
Sprott Focus Trust, Inc.
19,593 146,752
SRH Total Return Fund, Inc.
82,365 1,198,411
Swiss Helvetia Fund, Inc. (The)
16,390 132,267
Templeton Emerging Markets Fund
20,326 251,229
Thornburg Income Builder
Opportunities Trust 4,167 67,214
Tri-Continental Corp.
21,580 668,333
Virtus Dividend Interest & Premium
Strategy Fund 183,494 2,253,306
Virtus Total Return Fund, Inc.
162,155 884,556
Voya Emerging Markets High
Dividend Equity Fund 12,932 69,574
Voya Global Advantage and
Premium Opportunity Fund 26,665 235,985
Voya Global Equity Dividend and
Premium Opportunity Fund 157,161 807,808
Voya Infrastructure Industrials and
Materials Fund 7,879 80,602
Western Asset Managed Municipals
Fund, Inc. 100,642 1,041,645

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 6.3% (continued)
Western Asset Municipal High
Income Fund, Inc. 151 1,024
Total Financials 120,294,856
TOTAL CLOSED-END FUNDS
(Cost $111,663,549) 120,294,856
PRINCIPAL
AMOUNT
CORPORATE BONDS - 1.4%
Communication Services - 0.0% †
Media - 0.0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) $ 423 329
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(e) 2,833,436 123,255
Financials - 0.1%
Financial Services - 0.1%
Global Payments, Inc.
2.90%, 5/15/2030 (2) 1,750,000 1,523,473
Industrials - 1.1%
Passenger Airlines - 1.1%
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (2)(f) 21,130,350 20,104,693
Real Estate - 0.2%
Health Care REITs - 0.2%
Diversified Healthcare Trust
9.75%, 6/15/2025 (2) 4,250,000 4,244,835
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(e) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $26,831,465) 25,998,960
CONVERTIBLE BONDS - 61.3%
Communication Services - 3.1%
Entertainment - 1.2%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a) 7,400,000 6,325,113
Live Nation Entertainment, Inc.
3.13%, 1/15/2029 (2)(a) 6,500,000 7,177,116
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(a) 10,625,000 9,227,813
22,730,042
Interactive Media & Services - 0.6%
Snap, Inc.
0.13%, 3/1/2028 (2)(a) 14,624,000 11,640,704
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 1.3%
Liberty Broadband Corp.
3.13%, 6/30/2054 (2)(f) $ 19,450,000 19,541,387
Liberty Media Corp.
3.75%, 3/15/2028 (2)(a) 4,525,000 4,706,000
24,247,387
Total Communication Services 58,618,133
Consumer Discretionary - 19.5%
Automobile Components - 1.1%
LCI Industries
1.13%, 5/15/2026 (2)(a) 7,900,000 7,414,150
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 10,512,000 12,719,520
20,133,670
Automobiles - 1.1%
Ford Motor Co.
0.00%, 3/15/2026 (2)(a) 10,725,000 10,826,887
Rivian Automotive, Inc.
3.63%, 10/15/2030 (2)(a)(f) 4,400,000 3,790,970
Winnebago Industries, Inc.
3.25%, 1/15/2030 (2)(a)(f) 6,982,000 6,493,260
21,111,117
Broadline Retail - 1.4%
Etsy, Inc.
0.25%, 6/15/2028 (2)(a) 12,250,000 9,633,934
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(f) 20,025,000 16,421,774
26,055,708
Diversified Consumer Services - 1.6%
Stride, Inc.
1.13%, 9/1/2027 (2)(a) 21,450,000 30,705,675
Hotels, Restaurants & Leisure - 13.1%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 29,070,000 47,413,170
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 13,475,000 11,164,038
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 10,742,000 23,722,312
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(a) 15,725,000 14,611,466
Royal Caribbean Cruises Ltd.
6.00%, 8/15/2025 (2)(a) 47,475,000 153,130,612
250,041,598
Household Durables - 0.2%
GoPro, Inc.
1.25%, 11/15/2025 (2)(a) 4,650,000 4,301,250
Specialty Retail - 1.0%
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a) 5,113,000 5,010,740
3.25%, 9/15/2027 (2)(a) 7,350,000 8,442,952
3.50%, 11/15/2028 (2)(a) 4,450,000 6,152,125
19,605,817
Total Consumer Discretionary 371,954,835

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Staples - 1.0%
Beverages - 0.5%
MGP Ingredients, Inc.
1.88%, 11/15/2041 (2)(a) $ 9,150,000 9,264,375
Consumer Staples Distribution & Retail - 0.5%
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/2028 (2)(a) 9,601,000 10,650,973
Total Consumer Staples 19,915,348
Energy - 3.7%
Energy Equipment & Services - 1.5%
Transocean, Inc.
4.63%, 9/30/2029 (2)(a) 16,325,000 29,017,687
Oil, Gas & Consumable Fuels - 2.2%
Green Plains, Inc.
2.25%, 3/15/2027 (2)(a) 1,700,000 1,505,636
Kosmos Energy Ltd. (Ghana)
3.13%, 3/15/2030 (2)(a)(f) 4,837,000 5,054,665
Northern Oil & Gas, Inc.
3.63%, 4/15/2029 (2)(a) 10,572,000 12,168,372
Peabody Energy Corp.
3.25%, 3/1/2028 (2)(a) 6,000,000 7,869,000
World Kinect Corp.
3.25%, 7/1/2028 (2)(a)(f) 13,750,000 14,808,750
41,406,423
Total Energy 70,424,110
Financials - 2.7%
Capital Markets - 1.8%
Coinbase Global, Inc.
0.25%, 4/1/2030 (2)(a)(f) 12,017,000 11,572,371
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(f) 14,217,000 14,912,069
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(a) 7,000,000 8,567,818
35,052,258
Consumer Finance - 0.9%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,485,776
3.75%, 12/15/2029 (2)(a)(f) 9,325,000 10,704,493
SoFi Technologies, Inc.
1.25%, 3/15/2029 (2)(a)(f) 4,155,000 3,870,383
16,060,652
Total Financials 51,112,910
Health Care - 6.5%
Biotechnology - 2.7%
Bridgebio Pharma, Inc.
2.25%, 2/1/2029 (2)(a) 7,125,000 5,641,951
Coherus Biosciences, Inc.
1.50%, 4/15/2026 (2)(a) 7,600,000 5,548,020
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(a) 6,850,000 8,935,549
Exact Sciences Corp.
1.75%, 4/15/2031 (2)(a)(f) 5,400,000 4,316,625
Halozyme Therapeutics, Inc.
0.25%, 3/1/2027 (2)(a) 5,650,000 5,386,201
1.00%, 8/15/2028 (2)(a) 4,000,000 4,446,360
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 2.7% (continued)
Ionis Pharmaceuticals, Inc.
1.75%, 6/15/2028 (2)(a) $ 7,225,000 7,953,597
Sarepta Therapeutics, Inc.
1.25%, 9/15/2027 (2)(a) 5,475,000 7,043,588
Travere Therapeutics, Inc.
2.25%, 3/1/2029 (2)(a) 4,150,000 2,681,937
51,953,828
Health Care Equipment & Supplies - 1.3%
CONMED Corp.
2.25%, 6/15/2027 (2)(a) 7,925,000 7,077,131
Envista Holdings Corp.
1.75%, 8/15/2028 (2)(a)(f) 3,925,000 3,343,122
Lantheus Holdings, Inc.
2.63%, 12/15/2027 (2)(a) 6,000,000 7,461,784
Merit Medical Systems, Inc.
3.00%, 2/1/2029 (2)(a)(f) 5,675,000 6,639,750
24,521,787
Health Care Providers & Services - 0.6%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) 14,525,000 11,196,191
Health Care Technology - 1.1%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a)(f) 6,084,000 5,481,684
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(a) 17,175,000 14,232,872
19,714,556
Life Sciences Tools & Services - 0.2%
Inotiv, Inc.
3.25%, 10/15/2027 (2)(a) 4,107,000 1,518,352
Repligen Corp.
1.00%, 12/15/2028 (2)(a)(f) 2,470,000 2,327,965
3,846,317
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(a) 13,373,000 12,002,267
Total Health Care 123,234,946
Industrials - 4.5%
Construction & Engineering - 0.4%
Granite Construction, Inc.
3.25%, 6/15/2030 (2)(a)(f) 6,414,000 6,606,420
Electrical Equipment - 1.2%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(a) 11,925,000 9,620,014
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(a) 8,265,000 7,994,193
3.00%, 6/1/2029 (2)(a)(f) 5,020,000 4,420,110
22,034,317
Ground Transportation - 0.7%
Lyft, Inc.
1.50%, 5/15/2025 (2)(a) 14,125,000 13,553,260

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Machinery - 0.9%
3D Systems Corp.
0.00%, 11/15/2026 (2)(a) $ 6,850,000 5,545,061
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 11,535,000 12,365,520
17,910,581
Passenger Airlines - 0.6%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) 3,300,000 3,412,860
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(a) 8,350,000 8,358,350
11,771,210
Professional Services - 0.4%
CSG Systems International, Inc.
3.88%, 9/15/2028 (2)(a)(f) 7,680,000 7,115,520
Trading Companies & Distributors - 0.3%
Xometry, Inc.
1.00%, 2/1/2027 (2)(a) 8,439,000 6,307,904
Total Industrials 85,299,212
Information Technology - 13.3%
Communications Equipment - 0.6%
Infinera Corp.
2.50%, 3/1/2027 (2)(a) 2,925,000 2,980,554
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(a) 5,256,000 4,135,499
1.50%, 12/15/2029 (2)(a) 3,736,000 3,628,717
10,744,770
Electronic Equipment, Instruments & Components - 0.9%
Itron, Inc.
1.38%, 7/15/2030 (2)(a)(f) 8,870,000 8,754,690
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a)(f) 8,276,000 7,816,682
16,571,372
IT Services - 1.4%
Akamai Technologies, Inc.
1.13%, 2/15/2029 (2)(a)(f) 9,825,000 9,289,141
Cloudflare, Inc.
0.00%, 8/15/2026 (2)(a) 9,800,000 8,893,500
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) 11,105,000 9,355,963
27,538,604
Semiconductors & Semiconductor Equipment - 3.0%
MACOM Technology Solutions Holdings, Inc.
0.25%, 3/15/2026 (2)(a) 7,050,000 9,940,507
Microchip Technology, Inc.
0.13%, 11/15/2024 (2)(a) 13,313,000 14,046,823
MKS Instruments, Inc.
1.25%, 6/1/2030 (2)(a)(f) 14,544,000 15,484,804
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 11,025,000 10,561,950
SMART Global Holdings, Inc.
2.00%, 2/1/2029 (2)(a) 1,327,000 1,645,480
SolarEdge Technologies, Inc.
2.25%, 7/1/2029 (2)(f) 3,234,000 3,114,342
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Wolfspeed, Inc.
0.25%, 2/15/2028 (2)(a) $ 2,614,000 1,540,953
56,334,859
Software - 5.5%
Alarm.com Holdings, Inc.
2.25%, 6/1/2029 (2)(a)(f) 3,223,000 3,152,310
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 9,811,000 8,761,223
BlackLine, Inc.
1.00%, 6/1/2029 (2)(a)(f) 4,827,000 4,677,363
Cerence, Inc.
1.50%, 7/1/2028 (2)(a)(f) 6,037,000 3,184,518
CyberArk Software Ltd.
0.00%, 11/15/2024 (2)(a) 14,225,000 24,708,825
Everbridge, Inc.
0.00%, 3/15/2026 (2) 5,089,000 4,999,943
Five9, Inc.
1.00%, 3/15/2029 (2)(a)(f) 8,625,000 7,682,230
InterDigital, Inc.
3.50%, 6/1/2027 (2)(a) 7,860,000 12,151,912
Nice Ltd. (Israel)
0.00%, 9/15/2025 (2)(a) 10,625,000 9,977,339
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a)(f) 8,774,000 9,423,090
Progress Software Corp.
3.50%, 3/1/2030 (2)(a)(f) 9,483,000 9,663,968
Rapid7, Inc.
1.25%, 3/15/2029 (2)(a)(f) 7,500,000 7,071,956
105,454,677
Technology Hardware, Storage & Peripherals - 1.9%
Super Micro Computer, Inc.
0.00%, 3/1/2029 (2)(a)(f) 6,400,000 6,410,546
Western Digital Corp.
3.00%, 11/15/2028 (2)(a)(f) 18,975,000 30,208,200
36,618,746
Total Information Technology 253,263,028
Materials - 0.2%
Metals & Mining - 0.2%
MP Materials Corp.
3.00%, 3/1/2030 (2)(a)(f) 4,945,000 4,441,816
Real Estate - 0.7%
Office REITs - 0.7%
COPT Defense Properties LP
5.25%, 9/15/2028 (2)(a)(f) 13,364,000 13,925,288
Utilities - 6.1%
Electric Utilities - 4.2%
Alliant Energy Corp.
3.88%, 3/15/2026 (2)(a) 9,425,000 9,278,912
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a) 8,400,000 8,375,327
Evergy, Inc.
4.50%, 12/15/2027 (2)(a)(f) 10,141,000 10,222,128
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 16,377,000 16,196,853

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electric Utilities - 4.2% (continued)
PG&E Corp.
4.25%, 12/1/2027 (2)(a)(f) $ 10,425,000 10,513,613
Pinnacle West Capital Corp.
4.75%, 6/15/2027 (2)(a)(f) 8,828,000 8,885,382
PPL Capital Funding, Inc.
2.88%, 3/15/2028 (2)(a) 2,890,000 2,764,285
Southern Co. (The)
3.88%, 12/15/2025 (2)(a) 5,113,000 5,222,694
4.50%, 6/15/2027 (2)(a)(f) 8,251,000 8,362,389
79,821,583
Gas Utilities - 0.6%
UGI Corp.
5.00%, 6/1/2028 (2)(a)(f) 11,501,000 11,437,745
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(a)(f) 11,359,000 11,417,291
WEC Energy Group, Inc.
4.38%, 6/1/2027 (2)(a)(f) 4,359,000 4,321,949
4.38%, 6/1/2029 (2)(a)(f) 9,909,000 9,819,819
25,559,059
Total Utilities 116,818,387
TOTAL CONVERTIBLE BONDS
(Cost $1,115,134,546) 1,169,008,013
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0.0% †
Capital Markets - 0.0% †
99 Acquisition Group, Inc., expiring
8/22/2024 *(c) 9,622 2,598
Aquaron Acquisition Corp., expiring
8/6/2024 (3)*(a)(c) 35,605 8,474
Bannix Acquisition Corp., expiring
7/14/2024 *(c) 26,277 3,915
Bellevue Life Sciences Acquisition
Corp., expiring 7/14/2024 (2)*(c) 25,053 2,783
Breeze Holdings Acquisition Corp.,
expiring 7/26/2024 (3)*(c) 55,000 9,625
Broad Capital Acquisition Corp.,
expiring 7/13/2024 (3)*(c) 69,739 14,269
Cetus Capital Acquisition Corp.,
expiring 8/3/2024 (2)*(c) 27,102 7,721
Clean Energy Special Situations
Corp., expiring 8/28/2024 (2)*(c) 40,212 33,778
ESH Acquisition Corp., expiring
12/16/2024 *(c) 97,905 10,769
Fintech Ecosystem Development
Corp., expiring 7/21/2024 (2)*(c) 10,730 1,180
Global Blockchain Acquisition Corp.,
expiring 7/12/2024 *(c) 161,196 9,672
Global Star Acquisition, Inc., expiring
7/22/2024 (2)*(c) 50,064 6,258
Globalink Investment, Inc., expiring
8/9/2024 *(c) 74,843 11,526
Goldenstone Acquisition Ltd.,
expiring 7/21/2024 *(c) 32,200 5,796
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
IB Acquisition Corp., expiring
9/26/2025 *(c) 43,870 3,317
Inception Growth Acquisition Ltd.,
expiring 7/13/2024 (2)*(c) 112,518 16,878
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 *(c) 63,190 14,534
Metal Sky Star Acquisition Corp.,
expiring 8/5/2024 (2)*(c) 103,342 6,262
Monterey Capital Acquisition Corp.,
expiring 7/13/2024 *(c) 71,394 12,851
NorthView Acquisition Corp.,
expiring 7/24/2024 *(c) 154,598 15,815
PHP Ventures Acquisition Corp.,
expiring 7/16/2024 (3)*(c) 29,400 –
Qomolangma Acquisition Corp.,
expiring 8/4/2024 (3)*(c) 23,684 3,212
Quetta Acquisition Corp., expiring
7/10/2024 *(c) 1,196 1,280
RF Acquisition Corp., expiring
7/28/2024 (2)*(c) 114,573 11,457
Sagaliam Acquisition Corp., expiring
11/25/2025 (3)*(c) 70,003 –
Trailblazer Merger Corp. I, expiring
9/30/2024 *(c) 149,105 17,729
Welsbach Technology Metals
Acquisition Corp., expiring
7/30/2024 (2)*(c) 9,289 1,113
Yotta Acquisition Corp., expiring
8/22/2024 (2)*(c) 68,693 6,869
Total Financials 239,681
Health Care - 0.0%
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 239,681
NO. OF
WARRANTS
WARRANTS - 0.0% †
Communication Services - 0.0% †
Interactive Media & Services - 0.0% †
Leafly Holdings, Inc., expiring
11/7/2026 * 12,243 190
a
Media - 0.0%
HWH International, Inc.,
expiring 2/1/2027 (3)* 52,991 –
a
Total Communication Services 190
Consumer Discretionary - 0.0% †
Automobiles - 0.0% †
Srivaru Holding Ltd., expiring
5/30/2028 (India) * 78,247 806
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (2)* 94,079 1,900
2,706

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Hotels, Restaurants & Leisure - 0.0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 65,782 724
a
Total Consumer Discretionary 3,430
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 48,739 234
HNR Acquisition Corp.,
expiring 7/29/2028 (2)* 2,402 144
Total Energy 378
Financials - 0.0% †
Capital Markets - 0.0% †
26 Capital Acquisition Corp.,
expiring 12/31/2027 (3)*(c) 74,200 482
99 Acquisition Group, Inc.,
expiring 8/22/2024 *(c) 9,622 317
Achari Ventures Holdings
Corp. I, expiring 7/19/2024
(2)*(a)(c) 42,909 1,244
Acri Capital Acquisition Corp.,
expiring 7/14/2024 (2)*(a)(c) 27,498 1,512
Aetherium Acquisition Corp.,
expiring 7/29/2024 (3)*(a)(c) 175,712 5,500
AltEnergy Acquisition Corp.,
expiring 11/2/2024 *(a)(c) 61,463 3,682
Armada Acquisition Corp. I,
expiring 7/17/2024 (2)*(c) 64,166 9,189
Arogo Capital Acquisition
Corp., expiring 7/29/2024 *(c) 96,774 2,903
Athena Technology Acquisition
Corp. II, expiring 7/14/2024
(2)*(c) 319,116 11,201
Atlantic Coastal Acquisition
Corp. II, expiring 7/19/2024
(2)*(a)(c) 206,631 16,530
Ault Disruptive Technologies
Corp., expiring 12/20/2024
*(a)(c) 54,855 823
Bannix Acquisition Corp.,
expiring 7/14/2024 *(c) 26,277 526
Bellevue Life Sciences
Acquisition Corp., expiring
7/14/2024 (3)*(c) 25,053 501
Berenson Acquisition Corp. I,
expiring 9/30/2024 (3)*(c) 15,392 135
Bite Acquisition Corp., expiring
8/17/2024 *(c) 31,864 1,752
Breeze Holdings Acquisition
Corp., expiring 7/26/2024
(3)*(c) 55,000 19,184
BurTech Acquisition Corp.,
expiring 7/15/2024 *(c) 447,209 111,802
byNordic Acquisition Corp.,
expiring 7/12/2024 *(c) 69,207 1,744
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Canna-Global Acquisition
Corp., expiring 7/2/2024 (2)*(c) 188,580 1,980
Cetus Capital Acquisition
Corp., expiring 8/3/2024 (2)*(c) 27,102 705
CF Acquisition Corp. VII,
expiring 7/20/2024 *(c) 48,764 3,287
Churchill Capital Corp. VII,
expiring 7/17/2024 *(c) 16,600 5,810
Clean Energy Special
Situations Corp., expiring
8/28/2024 (3)*(c) 20,106 402
Concord Acquisition Corp. II,
expiring 3/3/2025 (2)*(c) 95,464 10,501
Corner Growth Acquisition
Corp., expiring 7/30/2024
(2)*(c) 110,400 22,080
Direct Selling Acquisition
Corp., expiring 7/28/2024
(3)*(c) 51,291 7,694
dMY Squared Technology
Group, Inc., expiring 7/29/2024
*(c) 6,140 921
DUET Acquisition Corp.,
expiring 7/24/2024 (2)*(c) 73,788 1,107
Everest Consolidator
Acquisition Corp., expiring
7/28/2024 *(c) 65,508 13,318
ExcelFin Acquisition Corp.,
expiring 7/25/2024 (3)*(c) 67,393 2,029
Fintech Ecosystem
Development Corp., expiring
7/21/2024 (2)*(c) 5,365 109
Focus Impact Acquisition
Corp., expiring 8/1/2024 (2)*(c) 50,975 1,784
Focus Impact BH3 Acquisition
Co., expiring 7/31/2024 (2)*(c) 42,289 3,294
Fortune Rise Acquisition Corp.,
expiring 8/5/2024 *(c) 49,324 848
Four Leaf Acquisition Corp.,
expiring 7/22/2024 (2)*(c) 111,000 5,006
FTAC Emerald Acquisition
Corp., expiring 12/20/2024
(2)*(c) 118,863 4,754
Future Health ESG Corp.,
expiring 12/31/2024 (3)*(c) 45,911 2,112
FutureTech II Acquisition
Corp., expiring 7/18/2024
(2)*(c) 38,964 627
Global Blockchain Acquisition
Corp., expiring 7/12/2024
(2)*(c) 161,196 2,434
Global Star Acquisition, Inc.,
expiring 7/22/2024 (3)*(c) 50,064 1,247
Globalink Investment, Inc.,
expiring 8/9/2024 *(c) 74,843 3,742
Goal Acquisitions Corp.,
expiring 8/8/2024 (2)*(c) 84,630 677
Golden Arrow Merger Corp.,
expiring 7/19/2024 (3)*(c) 131,733 19,760

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Goldenstone Acquisition Ltd.,
expiring 7/21/2024 *(c) 32,200 1,620
Gores Holdings IX, Inc.,
expiring 12/6/2024 (2)*(c) 552,098 44,278
Hennessy Capital Investment
Corp. VI, expiring 9/30/2024
*(c) 232,490 34,873
Inception Growth Acquisition
Ltd., expiring 7/13/2024 *(c) 56,259 8,872
Insight Acquisition Corp.,
expiring 8/7/2024 *(c) 25,170 984
Integral Acquisition Corp. 1,
expiring 8/5/2024 (2)*(c) 53,808 5,381
Integrated Rail and Resources
Acquisition Corp., expiring
7/15/2024 (3)*(c) 54,219 2,711
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(c) 16,500 167
Iris Acquisition Corp., expiring
8/9/2024 *(c) 63,888 2,555
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 *(c) 63,190 2,212
Learn CW Investment Corp.,
expiring 7/13/2024 (2)*(c) 13,352 2,003
Maquia Capital Acquisition
Corp., expiring 8/7/2024 (2)*(c) 113,500 2,281
Marblegate Acquisition Corp.,
expiring 10/5/2024 *(c) 573,387 20,929
Metal Sky Star Acquisition
Corp., expiring 8/5/2024 *(c) 103,342 1,292
Monterey Capital Acquisition
Corp., expiring 7/13/2024
(2)*(c) 71,394 2,927
New Providence Acquisition
Corp. II, expiring 11/9/2024
(2)*(c) 41,859 1,465
Newbury Street Acquisition
Corp., expiring 7/25/2024 *(c) 88,000 5,192
Northern Star Investment
Corp. II, expiring 1/31/2028
(3)*(c) 16,500 86
Northern Star Investment
Corp. III, expiring 2/25/2028
(3)*(c) 13,777 1
Northern Star Investment
Corp. IV, expiring 12/31/2027
(3)*(c) 13,777 1
NorthView Acquisition Corp.,
expiring 7/24/2024 *(c) 77,299 4,251
OCA Acquisition Corp.,
expiring 7/20/2024 (2)*(c) 55,769 5,025
OceanTech Acquisitions I
Corp., expiring 7/23/2024
(3)*(c) 104,000 7,790
Papaya Growth Opportunity
Corp. I, expiring 7/19/2024
(2)*(c) 206,644 7,233
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.0% † (continued)
PHP Ventures Acquisition
Corp., expiring 7/16/2024
(3)*(c) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027 *(c) 146,000 44
Pono Capital Two, Inc.,
expiring 11/9/2024 *(c) 92,094 6,539
PowerUp Acquisition Corp.,
expiring 2/17/2025 (2)*(c) 226,462 6,816
Priveterra Acquisition Corp. II,
expiring 10/12/2024 (3)*(c) 72,083 1,442
Qomolangma Acquisition
Corp., expiring 8/4/2024 *(c) 23,684 590
Relativity Acquisition Corp.,
expiring 7/15/2024 (3)*(c) 89,748 –
RF Acquisition Corp., expiring
7/28/2024 (3)*(c) 114,573 2,303
Roth CH Acquisition V Co.,
expiring 8/3/2024 *(c) 14,143 819
ShoulderUp Technology
Acquisition Corp., expiring
11/19/2024 *(c) 108,870 44
SilverBox Corp. III, expiring
8/28/2024 *(c) 35,738 5,093
Southport Acquisition Corp.,
expiring 12/14/2024 *(c) 182,986 3,660
TG Venture Acquisition Corp.,
expiring 8/5/2024 (3)*(c) 215,235 –
Thunder Bridge Capital
Partners IV, Inc., expiring
1/2/2025 (2)*(c) 64,400 10,948
Vision Sensing Acquisition
Corp., expiring 8/3/2024 (2)*(c) 38,412 768
Western Acquisition Ventures
Corp., expiring 7/11/2024
(3)*(c) 67,539 2,195
Yotta Acquisition Corp.,
expiring 8/22/2024 (2)*(c) 68,693 728
Zalatoris Acquisition Corp.,
expiring 7/14/2024 (2)*(c) 54,960 1,319
513,340
Insurance - 0.0% †
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)* 76,623 280
a
Mortgage Real Estate Investment Trusts (REITs) - 0.0% †
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (3)* 255,656 1,304
a
Total Financials 514,924
Health Care - 0.0% †
Biotechnology - 0.0% †
180 Life Sciences Corp.,
expiring 11/7/2025 * 36,915 384
Carmell Corp., expiring
7/12/2028 (2)* 38,145 3,052
Peak Bio, Inc., expiring
12/31/2027 (3)* 5,171 52

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Biotechnology - 0.0% † (continued)
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
3,488
Health Care Equipment & Supplies - 0.0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 (3)* 87,428 1,827
a
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 64,811 39
a
Life Sciences Tools & Services - 0.0% †
Conduit Pharmaceuticals, Inc.,
expiring 2/3/2027 (2)* 70,542 1,086
a
Total Health Care 6,440
Industrials - 0.0% †
Commercial Services & Supplies - 0.0% †
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) * 24,234 315
Royalty Management Holding
Corp., expiring 5/28/2026 * 33,237 585
900
Construction & Engineering - 0.0% †
Southland Holdings, Inc.,
expiring 9/1/2026 * 18,283 6,279
a
Machinery - 0.0% †
Nuburu, Inc., expiring 9/7/2027
* 113,071 1,125
a
Total Industrials 8,304
Information Technology - 0.0% †
Electronic Equipment, Instruments & Components - 0.0% †
MultiSensor AI Holdings, Inc.,
expiring 12/19/2028 * 24,110 723
a
Software - 0.0% †
Banzai International, Inc.,
expiring 12/31/2026 (2)* 49,818 1,435
VSee Health, Inc., expiring
11/4/2028 * 57,606 11,521
12,956
Total Information Technology 13,679
Materials - 0.0% †
Chemicals - 0.0% †
Global Gas Corp., expiring
10/29/2027 * 10,829 55
a
Metals & Mining - 0.0% †
Critical Metals Corp., expiring
6/6/2028 (Austria) * 16,289 4,968
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada) * 81,491 18,906
23,874
Total Materials 23,929
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (2)* 94,880 1,044
a
TOTAL WARRANTS
(Cost $109,789) 572,318
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (United
Kingdom) (acquired 1/24/2014 -
10/29/2015, Cost $129,686) (3)*(d) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(d) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(d) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(d) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(d) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Centurion Acquisition Corp. *(c)
428,336 4,279,077
Chenghe Acquisition II Co.
(Singapore) *(c) 80,643 807,236
Churchill Capital Corp. IX (2)*(c)
12,041 121,735
Flag Ship Acquisition Corp. *(c)
86,443 865,294
GP-Act III Acquisition Corp. (2)*(c)
61,846 620,315
Graf Global Corp. *(c)
229,166 2,291,843
Lionheart Holdings *(c)
469,281 4,692,810
Melar Acquisition Corp. I *(c)
171,985 1,719,850
RF Acquisition Corp. II (Singapore)
(2)*(c) 46,579 468,585
Total Financials 15,866,745
TOTAL UNITS
(Cost $15,890,626) 15,866,745

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 37.7%
INVESTMENT COMPANIES - 17.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (g)(h) 50,972,797 50,972,797
Limited Purpose Cash Investment
Fund, 5.33% (g)(i) 288,900,761 288,785,200
TOTAL INVESTMENT COMPANIES
(Cost $339,648,633) 339,757,997
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 19.8%
U.S. Treasury Bills
5.18%, 7/5/2024 (2)(a)(j) $ 47,000,000 46,972,461
5.24%, 9/26/2024 (2)(a)(j) 107,614,000 106,255,150
5.26%, 10/3/2024 (2)(a)(j) 47,671,000 47,026,846
5.26%, 10/10/2024 (2)(a)(j)(k) 108,738,000 107,153,159
5.29%, 10/17/2024 (2)(j)(k) 19,164,000 18,864,754
5.30%, 10/24/2024 (2)(j)(k) 35,000,000 34,419,785
5.30%, 10/31/2024 (2)(j)(k) 17,462,000 17,155,760
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $377,916,183) 377,847,915
TOTAL SHORT-TERM INVESTMENTS
(Cost $717,564,816) 717,605,912
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.0% †
Put Option - 0.0% †
Exchange Traded
Information Technology - 0.0% †
Software - 0.0% †
Cerence, Inc.
Exercise Price USD 2.50
Notional Amount USD
1,313,969
Expiration Date 12/20/2024 4,643 197,328
TOTAL PURCHASED OPTIONS
(Cost $236,793) 197,328
TOTAL LONG POSITIONS
(Cost $2,486,450,867) 2,546,782,765
SHARES
SHORT POSITIONS - (47.9)%
COMMON STOCKS - (42.7)%
Communication Services - (1.0)%
Entertainment - (0.2)%
Eventbrite, Inc., Class A
(79,613) (385,327)
Live Nation Entertainment, Inc.
(39,579) (3,710,135)
(4,095,462)
Interactive Media & Services - (0.2)%
Alphabet, Inc., Class C
(4,075) (747,437)
Match Group, Inc.
(83,221) (2,528,254)
Snap, Inc., Class A
(46,722) (776,052)
(4,051,743)
INVESTMENTS SHARES VALUE ($)
Media - (0.6)%
Charter Communications, Inc., Class
A (29,742) (8,891,668)
Liberty Media Corp-Liberty
SiriusXM, Class A (91,543) (2,027,678)
(10,919,346)
Total Communication Services (19,066,551)
Consumer Discretionary - (14.1)%
Automobile Components - (0.5)%
LCI Industries
(14,681) (1,517,722)
Patrick Industries, Inc.
(78,597) (8,531,704)
(10,049,426)
Automobiles - (0.5)%
Ford Motor Co.
(363,113) (4,553,437)
Rivian Automotive, Inc., Class A
(173,755) (2,331,792)
Winnebago Industries, Inc.
(37,452) (2,029,899)
(8,915,128)
Broadline Retail - (0.0)% †
Etsy, Inc. (7,445) (439,106)
Diversified Consumer Services - (1.3)%
Stride, Inc. (333,293) (23,497,156)
Hotels, Restaurants & Leisure - (10.9)%
Carnival Corp.
(1,758,265) (32,914,721)
DraftKings, Inc., Class A
(44,041) (1,681,045)
MakeMyTrip Ltd. (India)
(263,322) (22,145,380)
Norwegian Cruise Line Holdings Ltd.
(182,051) (3,420,738)
Royal Caribbean Cruises Ltd.
(928,542) (148,037,451)
(208,199,335)
Specialty Retail - (0.4)%
Wayfair, Inc., Class A (155,535) (8,201,361)
Textiles, Apparel & Luxury Goods - (0.5)%
Under Armour, Inc., Class C (1,458,070) (9,521,197)
Total Consumer Discretionary (268,822,709)
Consumer Staples - (0.6)%
Beverages - (0.2)%
MGP Ingredients, Inc. (47,722) (3,550,517)
Consumer Staples Distribution & Retail - (0.3)%
Chefs' Warehouse, Inc. (The) (151,829) (5,938,032)
Household Products - (0.1)%
Central Garden & Pet Co. (49,840) (1,918,840)
Total Consumer Staples (11,407,389)
Energy - (8.5)%
Energy Equipment & Services - (3.0)%
Noble Corp. plc
(192,217) (8,582,489)
Schlumberger NV
(560,444) (26,441,748)
Transocean Ltd.
(4,270,548) (22,847,432)
(57,871,669)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (5.5)%
Chesapeake Energy Corp.
(442,757) (36,390,198)
Crescent Energy Co., Class A
(778,543) (9,225,734)
EQT Corp.
(925,822) (34,236,897)
Green Plains, Inc.
(26,878) (426,285)
Kosmos Energy Ltd. (Ghana)
(502,992) (2,786,576)
Northern Oil & Gas, Inc.
(196,298) (7,296,397)
Peabody Energy Corp.
(248,100) (5,487,972)
World Kinect Corp.
(315,085) (8,129,193)
(103,979,252)
Total Energy (161,850,921)
Financials - (1.9)%
Banks - (0.8)%
UMB Financial Corp. (183,216) (15,283,879)
Capital Markets - (0.6)%
Coinbase Global, Inc., Class A
(27,381) (6,084,880)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(512,994) (5,083,770)
(11,168,650)
Consumer Finance - (0.5)%
EZCORP, Inc., Class A
(622,244) (6,514,895)
SoFi Technologies, Inc.
(338,520) (2,237,617)
(8,752,512)
Financial Services - (0.0)% †
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (5,046) (149,361)
Total Financials (35,354,402)
Health Care - (2.1)%
Biotechnology - (1.2)%
Alnylam Pharmaceuticals, Inc.
(152) (36,936)
Bridgebio Pharma, Inc.
(21,372) (541,353)
Cytokinetics, Inc.
(95,219) (5,158,965)
Exact Sciences Corp.
(30,978) (1,308,820)
GRAIL, Inc.
(170,413) (2,619,248)
Halozyme Therapeutics, Inc.
(81,546) (4,269,749)
Ionis Pharmaceuticals, Inc.
(90,096) (4,293,975)
Sarepta Therapeutics, Inc.
(28,924) (4,569,992)
Travere Therapeutics, Inc.
(97,644) (802,634)
(23,601,672)
Health Care Equipment & Supplies - (0.5)%
CONMED Corp.
(12,542) (869,411)
Envista Holdings Corp.
(11,866) (197,332)
Lantheus Holdings, Inc.
(53,374) (4,285,398)
Merit Medical Systems, Inc.
(47,364) (4,070,936)
(9,423,077)
Health Care Providers & Services - (0.1)%
Guardant Health, Inc. (51,944) (1,500,143)
Health Care Technology - (0.1)%
Evolent Health, Inc., Class A (76,840) (1,469,181)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (0.0)% †
Inotiv, Inc.
(44,640) (74,103)
Repligen Corp.
(6,690) (843,341)
(917,444)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (227,212) (3,726,277)
Total Health Care (40,637,794)
Industrials - (1.8)%
Construction & Engineering - (0.6)%
Granite Construction, Inc.
(53,148) (3,293,582)
WillScot Mobile Mini Holdings Corp.
(194,369) (7,316,049)
(10,609,631)
Electrical Equipment - (0.5)%
Array Technologies, Inc.
(304,830) (3,127,556)
Bloom Energy Corp., Class A
(511,849) (6,265,031)
(9,392,587)
Machinery - (0.3)%
Greenbrier Cos., Inc. (The) (128,878) (6,385,905)
Passenger Airlines - (0.1)%
American Airlines Group, Inc.
(50,926) (576,992)
Southwest Airlines Co.
(60,238) (1,723,409)
(2,300,401)
Professional Services - (0.2)%
CSG Systems International, Inc.
(39,996) (1,646,635)
First Advantage Corp.
(142,492) (2,289,847)
(3,936,482)
Trading Companies & Distributors - (0.1)%
Xometry, Inc., Class A (112,795) (1,303,910)
Total Industrials (33,928,916)
Information Technology - (10.1)%
Communications Equipment - (0.3)%
Infinera Corp.
(264,137) (1,608,594)
Lumentum Holdings, Inc.
(47,629) (2,425,269)
Nokia OYJ, ADR (Finland)
(295,723) (1,117,833)
(5,151,696)
Electronic Equipment, Instruments & Components - (0.4)%
Itron, Inc.
(45,284) (4,481,305)
Vishay Intertechnology, Inc.
(162,060) (3,613,938)
(8,095,243)
IT Services - (0.2)%
Akamai Technologies, Inc.
(38,442) (3,462,855)
Cloudflare, Inc., Class A
(11,780) (975,737)
DigitalOcean Holdings, Inc.
(2,137) (74,261)
(4,512,853)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (4.7)%
MACOM Technology Solutions
Holdings, Inc. (72,569) (8,089,266)
Microchip Technology, Inc.
(83,181) (7,611,062)
MKS Instruments, Inc.
(67,278) (8,785,161)
ON Semiconductor Corp.
(60,503) (4,147,481)
SMART Global Holdings, Inc.
(48,132) (1,100,779)
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
(Taiwan) (341,846) (59,416,253)
Wolfspeed, Inc.
(15,843) (360,587)
(89,510,589)
Software - (3.1)%
Alarm.com Holdings, Inc.
(21,047) (1,337,326)
Bentley Systems, Inc., Class B
(38,872) (1,918,722)
BlackLine, Inc.
(43,198) (2,092,943)
Cerence, Inc.
(185,325) (524,470)
CyberArk Software Ltd.
(90,297) (24,689,006)
Five9, Inc.
(53,265) (2,348,986)
InterDigital, Inc.
(89,255) (10,403,563)
MicroStrategy, Inc., Class A
(2,400) (3,305,952)
Nice Ltd., ADR (Israel)
(4,795) (824,596)
PagerDuty, Inc.
(204,945) (4,699,389)
Progress Software Corp.
(85,238) (4,625,014)
Rapid7, Inc.
(67,379) (2,912,794)
(59,682,761)
Technology Hardware, Storage & Peripherals - (1.4)%
Super Micro Computer, Inc.
(3,149) (2,580,133)
Western Digital Corp.
(305,374) (23,138,188)
(25,718,321)
Total Information Technology (192,671,463)
Materials - (0.5)%
Containers & Packaging - (0.4)%
International Paper Co. (185,923) (8,022,578)
Metals & Mining - (0.1)%
MP Materials Corp. (177,343) (2,257,576)
Total Materials (10,280,154)
Real Estate - (0.4)%
Office REITs - (0.2)%
COPT Defense Properties, REIT (178,478) (4,467,305)
Real Estate Management & Development - (0.2)%
CoStar Group, Inc. (36,958) (2,740,066)
Total Real Estate (7,207,371)
Utilities - (1.7)%
Electric Utilities - (1.1)%
Alliant Energy Corp.
(30,770) (1,566,193)
Duke Energy Corp.
(20,508) (2,055,517)
Evergy, Inc.
(62,294) (3,299,713)
FirstEnergy Corp.
(91,143) (3,488,042)
PG&E Corp.
(184,398) (3,219,589)
Pinnacle West Capital Corp.
(29,649) (2,264,591)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (1.1)% (continued)
PPL Corp.
(30,529) (844,127)
Southern Co. (The)
(60,037) (4,657,070)
(21,394,842)
Gas Utilities - (0.2)%
UGI Corp. (185,252) (4,242,271)
Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.
(105,021) (3,253,550)
WEC Energy Group, Inc.
(47,830) (3,752,742)
(7,006,292)
Total Utilities (32,643,405)
TOTAL COMMON STOCKS
(Proceeds $(777,965,874)) (813,871,075)
EXCHANGE TRADED FUNDS - (0.1)%
Financials - (0.1)%
Capital Markets - (0.1)%
VanEck Gold Miners ETF
(Proceeds $(939,229)) (29,452) (999,306)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (1.7)%
Consumer Discretionary - (1.0)%
Broadline Retail - (0.2)%
Match Group Holdings II LLC
4.63%, 6/1/2028 (2)(f) $ (3,441,000) (3,219,818)
3.63%, 10/1/2031 (2)(f) (1,709,000) (1,447,569)
(4,667,387)
Hotels, Restaurants & Leisure - (0.8)%
Carnival Corp.
6.00%, 5/1/2029 (2)(f) (8,875,000) (8,766,901)
NCL Corp. Ltd.
7.75%, 2/15/2029 (2)(f) (5,488,000) (5,705,879)
(14,472,780)
Total Consumer Discretionary (19,140,167)
Energy - (0.3)%
Energy Equipment & Services - (0.3)%
Transocean, Inc.
8.50%, 5/15/2031 (2)(f) (6,525,000) (6,527,799)
Financials - (0.1)%
Capital Markets - (0.1)%
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(f) (3,150,000) (2,747,910)
Information Technology - (0.3)%
Technology Hardware, Storage & Peripherals - (0.3)%
Western Digital Corp.
4.75%, 2/15/2026 (2) (4,875,000) (4,772,825)
TOTAL CORPORATE BONDS
(Proceeds $(32,539,354)) (33,188,701)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CONVERTIBLE BONDS - (3.4)%
Consumer Discretionary - (0.3)%
Hotels, Restaurants & Leisure - (0.1)%
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2) $ (1,392,000) (1,266,720)
Household Durables - (0.2)%
Meritage Homes Corp.
1.75%, 5/15/2028 (2)(f) (4,725,000) (4,691,925)
Total Consumer Discretionary (5,958,645)
Financials - (0.2)%
Financial Services - (0.2)%
Global Payments, Inc.
1.50%, 3/1/2031 (2)(f) (3,550,000) (3,250,025)
Industrials - (1.0)%
Commercial Services & Supplies - (0.2)%
Tetra Tech, Inc.
2.25%, 8/15/2028 (2)(f) (3,200,000) (3,753,519)
Ground Transportation - (0.6)%
Lyft, Inc.
0.63%, 3/1/2029 (2)(f) (3,125,000) (3,090,100)
Uber Technologies, Inc.
Series 2028, 0.88%, 12/1/2028
(2)(f) (7,000,000) (8,323,000)
(11,413,100)
Professional Services - (0.2)%
Parsons Corp.
2.63%, 3/1/2029 (2)(f) (3,550,000) (3,789,625)
Total Industrials (18,956,244)
Information Technology - (0.6)%
Software - (0.3)%
Envestnet, Inc.
2.63%, 12/1/2027 (2) (4,700,000) (5,036,050)
Technology Hardware, Storage & Peripherals - (0.3)%
Seagate HDD Cayman
3.50%, 6/1/2028 (2)(f) (4,975,000) (6,788,387)
Total Information Technology (11,824,437)
Real Estate - (0.3)%
Health Care REITs - (0.2)%
Welltower OP LLC
2.75%, 5/15/2028 (2)(f) (3,500,000) (4,149,275)
Real Estate Management & Development - (0.1)%
Zillow Group, Inc.
1.38%, 9/1/2026 (2) (1,650,000) (1,989,259)
Total Real Estate (6,138,534)
A
A
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Utilities - (1.0)%
Electric Utilities - (1.0)%
NextEra Energy Capital Holdings, Inc.
3.00%, 3/1/2027 (2)(f) $ (16,950,000) (19,356,900)
TOTAL CONVERTIBLE BONDS
(Proceeds $(65,460,081)) (65,484,785)
TOTAL SHORT POSITIONS
(Proceeds $(876,904,538)) (913,543,867)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.7%
(Cost $1,609,546,329) 1,633,238,898
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.3% ‡ 272,909,971
NET ASSETS - 100.0% 1,906,148,869
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 43,759,935 2.3%
Consumer Discretionary 117,222,068 6.2
Consumer Staples 10,405,532 0.5
Energy 21,398,682 1.2
Financials 199,990,431 10.4
Health Care 119,263,364 6.3
Industrials 123,274,750 6.5
Information Technology 138,544,957 7.2
Materials 35,578,370 1.9
Real Estate 8,342,491 0.4
Utilities 97,852,406 5.1
Investment Companies 339,757,997 17.9
U.S. Treasury Obligations 377,847,915 19.8
Total Investments In Securities
At Value 1,633,238,898 85.7
Other Assets in Excess of
Liabilities ‡ 272,909,971 14.3
Net Assets
$ 1,906,148,869 100.0%

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $1,289,492,233; additional securities sold but not yet settled totaling $3,257,263 were also segregated. In addition, $258,949,419 of cash collateral was also pledged.
(b) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at June 30, 2024 amounted to
$199,000. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(c) Special Purpose Acquisition Company.
(d) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at June 30, 2024 amounted to $0, which represents 0.00% of net assets of the Fund.
(e) Defaulted security.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $301,198,639, which represents 15.80% of net assets of the Fund.
(g) Represents 7-day effective yield as of June 30, 2024.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 15.2%
INVESTMENT COMPANIES - 15.2%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $288,675,836) $333,797,563 $1,335,491,769 $(1,380,496,168) $6,843 $(14,807) $288,785,200 288,900,761 $10,436,223 $–
(a) Represents 7-day effective yield as of June 30, 2024.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
42.V1 5.00 % Quarterly 6/20/2029 3.45 % USD 82,200,000 $ (5,404,059) $ 170,059 $ (5,234,000)
$ (5,404,059) $ 170,059 $ (5,234,000)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.64%)
Monthly JPMC 09/30/2024 USD (55,296,805) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (362) 9/2024 USD $ (39,769,094) $ (287,502)
U.S. Treasury 2 Year Note (1,451) 9/2024 USD (296,332,741) (543,211)
U.S. Treasury 5 Year Note (709) 9/2024 USD (75,525,118) (178,444)
Net value $ (1,009,157)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,623,840 USD 1,079,363 CITI 9/18/2024 $ 6,131
AUD 1,623,840 USD 1,079,358 JPMC 9/18/2024 6,135
DKK 5,883,327 USD 847,685 CITI 9/18/2024 1,087
DKK 5,883,327 USD 847,681 JPMC 9/18/2024 1,091
EUR 507,516 USD 544,743 CITI 9/18/2024 872
EUR 507,516 USD 544,740 JPMC 9/18/2024 876
USD 12,371,258 EUR 11,380,447 CITI 9/18/2024 136,481
USD 12,371,317 EUR 11,380,444 JPMC 9/18/2024 136,543
USD 175,721 GBP 138,362 CITI 9/18/2024 715
USD 175,723 GBP 138,363 JPMC 9/18/2024 716
AUD 272,000 USD 181,261 CITI 9/19/2024 567
AUD 272,000 USD 181,260 JPMC 9/19/2024 568
Total unrealized appreciation 291,782
AUD 807,840 USD 540,992 CITI 9/18/2024 (972)
AUD 807,840 USD 540,989 JPMC 9/18/2024 (968)
DKK 19,939,173 USD 2,878,367 CITI 9/18/2024 (1,795)
DKK 19,939,173 USD 2,878,353 JPMC 9/18/2024 (1,780)
EUR 800,643 USD 871,370 CITI 9/18/2024 (10,622)
EUR 800,639 USD 871,361 JPMC 9/18/2024 (10,619)
GBP 7,211,408 USD 9,200,040 CITI 9/18/2024 (78,740)
GBP 7,211,408 USD 9,199,994 JPMC 9/18/2024 (78,694)
USD 12,364,700 AUD 18,615,680 CITI 9/18/2024 (79,387)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 12,364,762 AUD 18,615,680 JPMC 9/18/2024 $ (79,325)
USD 77,190 DKK 536,250 CITI 9/18/2024 (173)
USD 77,190 DKK 536,250 JPMC 9/18/2024 (173)
USD 939,894 EUR 875,325 CITI 9/18/2024 (1,142)
USD 939,898 EUR 875,324 JPMC 9/18/2024 (1,137)
USD 13,135 GBP 10,396 CITI 9/18/2024 (14)
USD 13,135 GBP 10,396 JPMC 9/18/2024 (14)
USD 181,400 AUD 272,000 CITI 9/19/2024 (429)
USD 181,401 AUD 272,000 JPMC 9/19/2024 (428)
Total unrealized depreciation (346,412)
Net unrealized depreciation $ (54,630)
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (0.03%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/20/2029
$7,262,095 $106,944 $(3,737) $103,207
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
56 months
maturity
01/29/2029
$16,213,253 $(91,804) $(1,449) $(93,253)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the STIBOR
plus or minus a specified
spread (0.03%), which is
denominated in SEK based
on the local currencies of the
positions within the swap.
56 months
maturity
01/29/2029
$11,840,160 $93,970 $(20,856) $73,114

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.03% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
49-61 months
maturity
ranging from
09/17/2027
- 07/21/2028
$4,991,590 $(482,977) $(93,876) $(576,853)
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
07/30/2027
$1,441,159 $175,320 $(149,919) $25,401
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025
$54,922,079 $(4,565,768) $(2,973,851) $(7,539,619)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Bandwidth, Inc., 0.50%, 4/1/2028 7,105,000 5,335,206 (839,799) 11.1
Exact Sciences Corp., 0.38%, 3/1/2028 8,850,000 7,254,944 (1,186,225) 15.7
Exact Sciences Corp., 0.38%, 3/15/2027 7,719,000 6,716,722 (1,619,465) 21.5
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 5,040,642 (2,662,354) 35.3
Liberty Broadband Corp., 3.13%, 3/31/2053 1,000,000 1,068,684 121,115 (1.6)
Liberty Media Corp., 2.38%, 9/30/2053 14,843,000 15,961,750 1,313,684 (17.4)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Bandwidth, Inc. (793) (13,386) 2,408 (0.0)(a)
Charter Communications, Inc. (4,972) (1,486,429) (92,089) 1.2
Exact Sciences Corp. (34,820) (1,471,145) 338,246 (4.5)
Green Plains, Inc. (89,328) (1,416,742) 436,058 (5.8)
Live Nation Entertainment, Inc. (97,679) (9,156,429) (377,347) 5.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
57-60 months
maturity
ranging from
02/20/2029
- 05/11/2029
$50,338,359 $704,201 $137,282 $841,483
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Altium Ltd. 349,697 15,810,638 54,713 6.5
CSR Ltd. 1,964,232 11,635,812 (104,827) (12.5)
PSC Insurance Group Ltd. 333,572 1,346,282 (2,225) (0.3)
Short Positions
Common Stocks
Australia
Rio Tinto Ltd. (272,000) (21,545,627) 756,540 89.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
06/05/2029
- 06/13/2029
$23,794,759 $307,367 $(107,231) $200,136

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Canadian Western Bank 267,589 8,485,078 269,053 134.4
Park Lawn Corp. 302,882 5,758,533 9,505 4.7
Short Positions
Common Stocks
Canada
National Bank of Canada (120,417) (9,551,148) 28,809 14.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/21/2028
- 06/20/2029
$32,078,269 $324,897 $12,557 $337,454
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
Encavis AG 468,532 8,580,341 – –
Short Positions
Common Stocks
Finland
Sampo OYJ (171,876) (7,412,023) (151,043) (44.8)
Ireland
Smurfit Kappa Group plc (360,649) (16,085,905) 475,940 141.0

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
06/13/2028
- 06/07/2029
$57,168,064 $650,914 $(484,775) $166,139
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Arab Emirates
Network International Holdings plc 2,139,844 10,587,965 (26,364) (15.9)
United Kingdom
Darktrace plc 1,393,350 10,130,523 (237,568) (143.0)
DS Smith plc 1,446,851 7,668,262 1,065,701 641.5
International Distribution Services plc 1,481,306 5,980,263 (204,589) (123.1)
Redrow plc 762,931 6,431,127 (348,753) (209.9)
Spirent Communications plc 1,961,508 4,529,701 (37,345) (22.5)
Virgin Money UK plc 1,969,348 5,315,573 (4,134) (2.5)
Short Positions
Common Stocks
United Kingdom
Barratt Developments plc (1,098,587) (6,524,650) 443,966 267.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.05%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
58 months
maturity
03/05/2029
$50,621,019 $3,158,668 $13,875 $3,172,543

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,708,575 50,621,019 3,158,668 99.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 06/20/2029
$538,435,030 $(13,249,950) $(5,008,384) $(18,258,334)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Spain
Atlantica Sustainable Infrastructure plc 661,784 14,526,159 (74,549) 0.4
Sweden
Olink Holding AB, ADR 265,436 6,763,309 183,697 (1.0)
United States
Albertsons Cos., Inc. 2,359,008 46,590,408 (4,264,668) 23.4
Amedisys, Inc. 362,216 33,251,429 (477,597) 2.6
ANSYS, Inc. 115,665 37,186,298 (1,546,574) 8.5
Atrion Corp. 6,029 2,727,700 (4,235) 0.0(a)
Capri Holdings Ltd. 272,998 9,030,774 (4,993,049) 27.3
Catalent, Inc. 427,985 24,065,597 138,095 (0.8)
Cerevel Therapeutics Holdings, Inc. 452,786 18,514,420 (685,061) 3.8
Discover Financial Services 358,200 46,856,142 2,962,289 (16.2)
GNC Holdings, Inc. Escrow(b) 32,241 – – 0.0
Hawaiian Holdings, Inc. 809,449 10,061,451 (892,010) 4.9
Hess Corp. 310,787 45,847,298 (1,437,281) 7.9
Independent Bank Group, Inc. 101,226 4,607,808 5,152 0.0(a)
Juniper Networks, Inc. 586,316 21,377,081 (146,579) 0.8
Marathon Oil Corp. 876,641 25,133,297 204,208 (1.1)
National Western Life Group, Inc. 15,970 7,936,132 273,872 (1.5)
Surmodics, Inc. 112,483 4,728,785 5,735 0.0(a)
United States Steel Corp. 620,943 23,471,645 (24,704) 0.1
US Silica Holdings, Inc. 91,709 1,416,904 10,104 (0.1)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Capital One Financial Corp. (365,044) (50,540,342) (420,842) 2.3
Chevron Corp. (318,556) (49,828,530) (701,691) 3.8
ConocoPhillips (223,668) (25,583,146) (57,257) 0.3
SouthState Corp. (60,924) (4,655,812) 26,219 (0.1)
Synopsys, Inc. (39,886) (23,734,563) (1,333,224) 7.3
(a) Represents less than 0.05% of swap value.
(b) Security fair valued using significant unobservable inputs as of June 30, 2024 in accordance with procedures approved by the Board of Trustees.
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 55 $ – $ 55
BARC
Cash – 1,233,255 1,233,255
BNPP
Cash 15,020,000 – 15,020,000
CITG
Cash – 9,679,918 9,679,918
CITI
Investment Companies 549,035 – 549,035
GSIN
U.S. Treasury Bills 148,177,532 – 148,177,532
JPMC
Investment Companies 50,423,707 – 50,423,707
JPMS
Cash – 3,308,015 3,308,015

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
June 30, 2024 (Unaudited)
† Represents less than 0.05% of net assets.
(a) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2024.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 8,326,155 100,163,642
AQR Equity Market Neutral Fund,
Class R6 (a) 19,463,299 195,216,893
AQR Macro Opportunities Fund,
Class R6 (a) 12,425,262 126,737,669
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 14,288,350 126,737,669
AQR Style Premia Alternative Fund,
Class R6 (a) 19,316,785 161,488,320
TOTAL ALTERNATIVE FUNDS
(Cost $669,585,813) 710,344,193
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $269,748,978) 27,821,607 291,292,223
TOTAL INVESTMENT COMPANIES
(Cost $939,334,791) 1,001,636,416
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 5.33% (b)
(Cost $20,296,195) 20,305,410 20,297,287
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $959,630,986) 1,021,933,703
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0% † 159,121
NET ASSETS - 100.0% 1,022,092,824
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 195,216,893 19.1%
Global Flexible Allocation 291,292,223 28.5
Global Macro 126,737,669 12.4
Multi-Strategy 161,488,320 15.8
Relative Value Arbitrage 100,163,642 9.8
Systematic Trend 126,737,669 12.4
Investment Companies 20,297,287 2.0
Total Investments In Securities
At Value 1,021,933,703 100.0
Other Assets in Excess of
Liabilities 159,121 0.0†
Net Assets
$ 1,022,092,824 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified
Arbitrage Fund $ 29,606,975 $ 70,747,969 $ (902,231) $ (8,011) $ 718,940 $ 100,163,642 8,326,155 $ – $ –
AQR Equity Market
Neutral Fund 86,334,843 97,271,026 (8,779,609) (584,375) 20,975,008 195,216,893 19,463,299 – –
AQR Macro
Opportunities Fund 55,914,242 69,705,860 (1,396,839) (116,752) 2,631,158 126,737,669 12,425,262 – –
AQR Managed
Futures Strategy HV
Fund 55,914,242 66,894,014 (5,441,932) (92,878) 9,464,223 126,737,669 14,288,350 – –
AQR Style Premia
Alternative Fund 86,334,843 87,629,052 (34,713,583) (535,069) 22,773,077 161,488,320 19,316,785 – –
(1,337,085) 56,562,406 710,344,193 – –
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset
Fund 128,869,445 149,244,075 (3,436,135) (18,013) 16,632,851 291,292,223 27,821,607 – –
TOTAL $(1,355,098) $73,195,257 $1,001,636,416 $– $–
All securities are Level 1 with respect to ASC 820 (See Note 5).

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 254.4%
COMMON STOCKS - 183.1%
Australia - 3.9%
AGL Energy Ltd. (2)(a) 115,954 835,505
ANZ Group Holdings Ltd. (2)(a) 10,013 188,121
Aristocrat Leisure Ltd. (2)(a) 45,654 1,511,857
Atlas Arteria Ltd. (2)(a) 40,181 136,584
Aurizon Holdings Ltd. (2)(a) 79,113 192,185
BlueScope Steel Ltd. (2)(a) 50,157 680,863
Brambles Ltd. (2)(a) 137,090 1,322,909
Cochlear Ltd. (2)(a) 7,619 1,681,818
Coles Group Ltd. (2)(a) 76,581 867,556
Computershare Ltd. (2)(a) 80,832 1,413,738
Evolution Mining Ltd. (2)(a) 354,196 828,240
Fortescue Ltd. (2)(a) 60,451 860,608
Harvey Norman Holdings Ltd. (2)
(a) 338,664 937,532
Incitec Pivot Ltd. (2)(a) 191,529 369,463
JB Hi-Fi Ltd. (2)(a) 47,781 1,941,430
Origin Energy Ltd. (2)(a) 312,305 2,259,516
Pro Medicus Ltd. (2)(a) 16,875 1,602,660
Qantas Airways Ltd. (2)*(a) 489,132 1,903,568
QBE Insurance Group Ltd. (2)(a) 102,612 1,184,514
REA Group Ltd. (2)(a) 1,443 188,419
Reece Ltd. (2)(a) 12,803 213,812
Seven Group Holdings Ltd. (2)(a) 14,872 371,535
South32 Ltd. (2)(a) 125,869 305,370
Tabcorp Holdings Ltd. (2)(a) 7,358 3,414
Westpac Banking Corp. (2)(a) 206,515 3,739,399
Whitehaven Coal Ltd. (2)(a) 159,456 811,380
Woodside Energy Group Ltd. (2)(a) 7,418 139,688
Worley Ltd. (2)(a) 77,429 771,058
27,262,742
Austria - 0.3%
Mondi plc (a) 110,557 2,122,181
Belgium - 0.5%
Ageas SA/NV (2)(a) 39,444 1,799,703
Anheuser-Busch InBev SA/NV (2)
(a) 1,781 103,397
KBC Group NV (2)(a) 5,260 370,633
Liberty Global Ltd., Class C *(a) 35,431 632,443
Proximus SADP (2)(a) 74,556 593,420
Solvay SA (2)(a) 8,233 290,329
3,789,925
Brazil - 0.2%
Wheaton Precious Metals Corp. 23,473 1,230,744
Yara International ASA (2) 4,772 137,519
1,368,263
Canada - 5.4%
Air Canada *(a) 20,297 265,572
Atco Ltd., Class I (a) 16,154 460,160
AtkinsRealis Group, Inc. (a) 42,933 1,858,479
Bank of Montreal (a) 7,540 632,885
Bank of Nova Scotia (The) (a) 47,417 2,169,041
Barrick Gold Corp. (a) 132,977 2,218,147
INVESTMENTS SHARES VALUE ($)
Canada - 5.4% (continued)
Bombardier, Inc., Class B *(a) 11,573 742,151
Cameco Corp. (a) 5,009 246,450
Canadian Imperial Bank of
Commerce (a) 7,825 372,074
Canadian Natural Resources Ltd.
(a) 3,931 140,022
Canadian Utilities Ltd., Class A (a) 6,366 137,506
CCL Industries, Inc., Class B (a) 38,795 2,040,066
Celestica, Inc. *(a) 32,657 1,870,070
Cenovus Energy, Inc. (a) 107,266 2,108,390
Descartes Systems Group, Inc.
(The) *(a) 2,656 257,339
Dollarama, Inc. (a) 2,085 190,371
Empire Co. Ltd., Class A (a) 34,892 891,907
Enbridge, Inc. (a) 43,141 1,534,792
Fairfax Financial Holdings Ltd. (a) 699 795,201
Finning International, Inc. (a) 18,435 540,498
Franco-Nevada Corp. (a) 9,581 1,135,951
George Weston Ltd. (a) 9,031 1,299,083
iA Financial Corp., Inc. (a) 14,922 937,063
IGM Financial, Inc. (a) 8,025 221,559
Imperial Oil Ltd. (a) 6,570 447,973
Kinross Gold Corp. (a) 112,211 934,237
Magna International, Inc. (a) 4,807 201,479
Manulife Financial Corp. (a) 44,025 1,172,348
Metro, Inc., Class A (a) 4,380 242,652
Nutrien Ltd. (a) 2,652 135,018
Nuvei Corp. (a)(b) 4,250 137,654
Open Text Corp. (a) 14,721 442,044
Pan American Silver Corp. (a) 33,287 661,579
Saputo, Inc. (a) 56,450 1,267,603
Shopify, Inc., Class A *(a) 15,742 1,040,338
Stantec, Inc. (a) 2,176 182,170
Suncor Energy, Inc. (a) 67,751 2,582,666
TC Energy Corp. (a) 27,339 1,036,366
TFI International, Inc. (a) 5,053 733,692
Toromont Industries Ltd. (a) 1,607 142,287
Toronto-Dominion Bank (The) (a) 19,317 1,061,831
Tourmaline Oil Corp. (a) 3,701 167,865
West Fraser Timber Co. Ltd. (a) 15,382 1,181,380
Whitecap Resources, Inc. (a) 156,820 1,147,449
37,983,408
China - 1.3%
BOC Hong Kong Holdings Ltd. (2) 126,500 390,340
NXP Semiconductors NV (a)(c) 14,442 3,886,198
Prosus NV (2)*(a) 75,819 2,696,009
Wilmar International Ltd. (2) 194,800 444,196
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,107,376 2,004,430
9,421,173
Denmark - 2.3%
AP Moller - Maersk A/S, Class B
(2)(a) 763 1,323,307
Carlsberg A/S, Class B (2)(a) 25,062 3,008,794
Danske Bank A/S (2)(a) 94,893 2,830,281
Demant A/S (2)*(a) 15,165 656,806
Genmab A/S (2)*(a) 6,290 1,576,233
GN Store Nord A/S (2)*(a) 8,528 237,580

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.3% (continued)
ISS A/S (2)(a) 133,817 2,297,660
Jyske Bank A/S (Registered) (2)(a) 14,340 1,142,381
Novonesis (Novozymes), Class B
(2)(a) 5,335 325,939
Royal Unibrew A/S (2)*(a) 14,041 1,113,601
Vestas Wind Systems A/S (2)*(a) 65,431 1,517,212
16,029,794
Finland - 1.2%
Elisa OYJ (2)(a) 2,956 135,334
Fortum OYJ (2)(a) 161,514 2,364,489
Huhtamaki OYJ (2)(a) 11,978 479,014
Kone OYJ, Class B (2)(a) 24,821 1,230,659
Sampo OYJ, Class A (2)(a) 22,834 984,699
UPM-Kymmene OYJ (2)(a) 42,985 1,509,743
Valmet OYJ (2)(a) 25,537 730,851
Wartsila OYJ Abp (2)(a) 40,820 791,348
8,226,137
France - 5.0%
Accor SA (2)(a) 3,819 156,270
Amundi SA (2)(a)(b) 2,024 130,906
Arkema SA (2)(a) 8,932 778,365
BNP Paribas SA (2)(a) 2,140 136,858
Bouygues SA (2)(a) 77,990 2,506,941
Carrefour SA (2)(a) 180,030 2,551,071
Cie Generale des Etablissements
Michelin SCA (2)(a) 22,108 854,499
Credit Agricole SA (2)(a) 166,236 2,269,889
Danone SA (2)(a) 2,169 132,851
Dassault Aviation SA (2)(a) 711 128,753
Eiffage SA (2)(a) 1,418 130,323
Engie SA (2)(a) 303,623 4,347,988
Forvia SE (2)(a) 25,328 302,211
Gaztransport Et Technigaz SA (2)
(a) 5,374 703,058
Ipsen SA (2)(a) 1,217 149,519
Orange SA (2)(a) 292,557 2,934,495
Renault SA (2)(a) 33,984 1,742,861
Rexel SA (2)(a) 5,238 135,499
Safran SA (2)(a) 3,781 796,878
SCOR SE (2)(a) 29,371 744,505
SEB SA (2)(a) 5,666 581,524
Societe Generale SA (2)(a) 203,151 4,776,297
Sodexo SA (2)(a) 7,406 667,140
SPIE SA (2)(a) 27,800 1,007,206
TotalEnergies SE (2)(a) 10,519 704,287
Valeo SE (2)(a) 23,609 252,459
Veolia Environnement SA (2)(a) 19,561 585,908
Verallia SA (2)(a)(b) 35,864 1,305,031
Vinci SA (2)(a) 16,235 1,711,240
Vivendi SE (2)(a) 198,742 2,077,177
35,302,009
Germany - 5.5%
adidas AG (2)(a) 4,825 1,152,049
Allianz SE (Registered) (2)(a) 7,239 2,010,494
BASF SE (2)(a) 54,300 2,625,002
Bayer AG (Registered) (2)(a) 4,884 137,670
INVESTMENTS SHARES VALUE ($)
Germany - 5.5% (continued)
Bayerische Motoren Werke AG (2)
(a) 1,455 137,631
Bechtle AG (2)(a) 6,939 326,402
Commerzbank AG (2)(a) 129,823 1,969,187
Covestro AG (2)*(a)(b) 3,753 219,989
Daimler Truck Holding AG (2)(a) 68,839 2,745,515
Deutsche Bank AG (Registered)
(2)(a) 133,159 2,128,222
E.ON SE (2)(a) 52,591 691,187
Evonik Industries AG (2)(a) 60,021 1,224,714
Freenet AG (2)(a) 68,351 1,817,443
Fresenius Medical Care AG (2)(a) 56,901 2,174,573
Hannover Rueck SE (2)(a) 1,670 422,741
Heidelberg Materials AG (2)(a) 9,734 1,006,244
KION Group AG (2)(a) 34,299 1,432,785
Knorr-Bremse AG (2)(a) 6,688 511,197
LANXESS AG (2)(a) 13,329 327,877
Mercedes-Benz Group AG (2)(a) 83,470 5,777,085
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 4,484 2,241,800
Scout24 SE (2)(a)(b) 16,180 1,236,213
Talanx AG (2)(a) 7,372 587,472
TeamViewer SE (2)*(a)(b) 84,767 948,781
thyssenkrupp AG (2)(a) 461,706 1,998,859
TUI AG (2)* 14,063 99,407
Zalando SE (2)*(a)(b) 98,228 2,305,864
38,256,403
Guatemala - 0.0% †
Millicom International Cellular SA,
SDR (2)*(a) 13,250 321,730
Hong Kong - 0.3%
AIA Group Ltd. (2)(a) 69,600 470,896
CLP Holdings Ltd. (2)(a) 18,000 145,586
HKT Trust & HKT Ltd. (2)(a) 121,000 135,719
Prudential plc (2)(a) 26,766 242,688
Swire Pacific Ltd., Class A (2)(a) 68,000 600,345
Techtronic Industries Co. Ltd. (2)(a) 64,500 735,293
2,330,527
Italy - 3.8%
A2A SpA (2)(a) 333,851 662,756
Azimut Holding SpA (2)(a) 51,818 1,221,253
Banca Generali SpA (2)(a) 14,926 599,150
Banca Monte dei Paschi di Siena
SpA (2)(a) 499,984 2,357,199
Banco BPM SpA (2)(a) 333,242 2,144,679
BPER Banca SpA (2)(a) 91,682 464,123
Buzzi SpA (2)(a) 33,086 1,332,305
Enel SpA (2)(a) 64,543 447,851
Eni SpA (2)(a) 185,449 2,847,504
ERG SpA (2)(a) 18,185 455,854
Intesa Sanpaolo SpA (2)(a) 673,781 2,504,049
Italgas SpA (2)(a) 115,690 571,318
Nexi SpA (2)*(a)(b) 104,520 637,154
Pirelli & C SpA (2)(a)(b) 328,874 1,954,309
Poste Italiane SpA (2)(a)(b) 342,553 4,358,829
UniCredit SpA (2)(a) 34,078 1,261,091

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 3.8% (continued)
Unipol Gruppo SpA (2)(a) 255,623 2,535,097
26,354,521
Japan - 28.9%
ABC-Mart, Inc. (2)(a) 21,800 382,591
Alfresa Holdings Corp. (2)(a) 112,300 1,543,481
Amada Co. Ltd. (2)(a) 82,300 915,058
ANA Holdings, Inc. (2)(a) 57,100 1,055,391
Asahi Group Holdings Ltd. (2)(a) 45,300 1,602,922
Asahi Kasei Corp. (2)(a) 399,900 2,567,799
Asics Corp. (2)(a) 53,200 820,247
Brother Industries Ltd. (2)(a) 68,600 1,211,764
Canon, Inc. (2)(a) 44,400 1,204,468
Capcom Co. Ltd. (2)(a) 39,300 743,434
Central Japan Railway Co. (2)(a) 132,800 2,878,723
Chubu Electric Power Co., Inc. (2)
(a) 230,300 2,720,609
COMSYS Holdings Corp. (2)(a) 7,400 142,850
Concordia Financial Group Ltd.
(2)(a) 249,400 1,477,314
Cosmo Energy Holdings Co. Ltd.
(2)(a) 22,400 1,130,746
Cosmos Pharmaceutical Corp. (a) 1,700 137,097
CyberAgent, Inc. (2)(a) 53,500 335,295
Dai-ichi Life Holdings, Inc. (2)(a) 29,600 792,684
Daiichi Sankyo Co. Ltd. (2)(a) 9,600 333,636
DMG Mori Co. Ltd. (2)(a) 46,400 1,213,681
Ebara Corp. (2)(a) 9,500 151,525
ENEOS Holdings, Inc. (2)(a) 232,700 1,199,208
Fujitsu Ltd. (2)(a) 19,900 312,101
Fukuoka Financial Group, Inc. (2)
(a) 125,100 3,368,834
GMO Payment Gateway, Inc. (2)(a) 4,700 260,222
Hikari Tsushin, Inc. (2)(a) 7,800 1,461,101
Hirose Electric Co. Ltd. (2)(a) 12,900 1,430,442
Hitachi Construction Machinery
Co. Ltd. (2)(a) 73,900 1,981,635
Hitachi Ltd. (2)(a) 97,000 2,184,084
Honda Motor Co. Ltd. (2)(a) 353,900 3,804,422
Idemitsu Kosan Co. Ltd. (2)(a) 145,400 945,037
IHI Corp. (2)(a) 5,600 167,921
Iida Group Holdings Co. Ltd. (2)(a) 17,300 228,572
Inpex Corp. (2)(a) 86,600 1,271,763
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 33,100 622,175
Ito En Ltd. (2)(a) 43,700 948,385
Japan Airlines Co. Ltd. (2)(a) 73,500 1,161,300
Japan Post Bank Co. Ltd. (2)(a) 390,200 3,704,938
Japan Post Holdings Co. Ltd. (2)(a) 37,100 368,764
Japan Post Insurance Co. Ltd. (2)
(a) 76,800 1,493,616
JFE Holdings, Inc. (2)(a) 209,200 3,019,306
Kansai Electric Power Co., Inc.
(The) (2)(a) 41,200 691,823
Kansai Paint Co. Ltd. (2)(a) 83,600 1,351,692
Kawasaki Kisen Kaisha Ltd. (2)(a) 48,300 704,354
KDDI Corp. (2)(a) 129,600 3,433,299
Keio Corp. (2)(a) 69,000 1,602,012
Kirin Holdings Co. Ltd. (2)(a) 44,900 580,000
Kobe Steel Ltd. (2)(a) 77,500 964,104
INVESTMENTS SHARES VALUE ($)
Japan - 28.9% (continued)
Koito Manufacturing Co. Ltd. (2)(a) 39,400 543,180
Komatsu Ltd. (2)(a) 71,400 2,085,561
Kose Corp. (2)(a) 2,200 139,665
Kuraray Co. Ltd. (2)(a) 48,700 563,471
Kyowa Kirin Co. Ltd. (2)(a) 98,400 1,686,639
Kyushu Electric Power Co., Inc.
(2)(a) 89,900 927,402
Kyushu Railway Co. (2)(a) 23,800 516,651
Lawson, Inc. (a) 9,500 609,951
Lion Corp. (2)(a) 8,500 66,251
Lixil Corp. (2)(a) 173,800 1,831,822
Makita Corp. (2)(a) 110,000 3,011,576
Mazda Motor Corp. (2)(a) 405,600 3,910,394
Medipal Holdings Corp. (2)(a) 35,800 545,782
MISUMI Group, Inc. (2)(a) 70,100 1,202,983
Mitsubishi Electric Corp. (2)(a) 46,800 749,976
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 30,000 575,477
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 355,600 3,837,645
Mitsui OSK Lines Ltd. (2)(a) 30,800 926,053
Mizuho Financial Group, Inc. (2)(a) 288,930 6,081,224
MS&AD Insurance Group
Holdings, Inc. (2)(a) 162,100 3,619,047
Murata Manufacturing Co. Ltd. (2)
(a) 71,400 1,478,578
NGK Insulators Ltd. (2)(a) 182,500 2,343,368
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 28,600 1,323,623
Nippon Steel Corp. (2)(a) 81,500 1,727,672
Nippon Yusen KK (2)(a) 62,900 1,835,228
Nissan Motor Co. Ltd. (2)(a) 933,600 3,169,538
Nisshin Seifun Group, Inc. (2)(a) 167,800 1,936,524
Nomura Holdings, Inc. (2)(a) 560,100 3,235,324
NSK Ltd. (2)(a) 71,700 349,773
Obic Co. Ltd. (2)(a) 4,500 580,645
Oji Holdings Corp. (2)(a) 770,800 3,042,780
Oracle Corp. Japan (2)(a) 3,800 262,217
ORIX Corp. (2)(a) 144,900 3,211,546
Osaka Gas Co. Ltd. (2)(a) 58,800 1,299,499
Otsuka Corp. (2)(a) 105,500 2,034,897
Otsuka Holdings Co. Ltd. (2)(a) 21,900 925,204
Panasonic Holdings Corp. (2)(a) 328,500 2,700,434
Persol Holdings Co. Ltd. (2)(a) 1,883,600 2,609,998
Renesas Electronics Corp. (2)(a) 51,900 984,265
Resonac Holdings Corp. (2)(a) 47,200 1,042,823
Ricoh Co. Ltd. (2)(a) 41,200 353,130
Rohto Pharmaceutical Co. Ltd. (2)
(a) 28,300 592,476
Ryohin Keikaku Co. Ltd. (2)(a) 386,300 6,428,786
Santen Pharmaceutical Co. Ltd.
(2)(a) 233,500 2,388,820
Sanwa Holdings Corp. (2)(a) 33,800 620,265
SCREEN Holdings Co. Ltd. (2)(a) 15,200 1,378,015
Sekisui Chemical Co. Ltd. (2)(a) 62,200 863,498
Shimamura Co. Ltd. (2)(a) 46,900 2,135,561
Shionogi & Co. Ltd. (2)(a) 74,000 2,882,191
Shiseido Co. Ltd. (2)(a) 31,700 903,424
Skylark Holdings Co. Ltd. (2)(a) 63,200 841,891
Socionext, Inc. (2)(a) 30,500 725,705

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.9% (continued)
Sohgo Security Services Co. Ltd.
(2)(a) 166,500 973,047
Sojitz Corp. (2)(a) 188,500 4,604,541
Sompo Holdings, Inc. (2)(a) 49,500 1,060,473
Sony Group Corp. (2)(a) 27,800 2,369,149
Square Enix Holdings Co. Ltd. (2)
(a) 103,100 3,106,483
Stanley Electric Co. Ltd. (2)(a) 94,600 1,695,114
Subaru Corp. (2)(a) 55,300 1,175,974
Sumitomo Chemical Co. Ltd. (2)(a) 108,200 232,326
Sumitomo Corp. (2)(a) 222,400 5,587,121
Sumitomo Electric Industries Ltd.
(2)(a) 140,300 2,193,522
Sundrug Co. Ltd. (2)(a) 49,500 1,248,878
Suntory Beverage & Food Ltd. (2)
(a) 12,700 451,056
TBS Holdings, Inc. (2)(a) 31,100 787,399
Tohoku Electric Power Co., Inc.
(2)(a) 151,900 1,373,056
Tokio Marine Holdings, Inc. (2)(a) 38,500 1,446,794
Tokyo Century Corp. (2)(a) 14,800 139,154
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 365,600 1,968,750
Tokyo Electron Ltd. (2)(a) 14,000 3,064,606
TOPPAN Holdings, Inc. (2)(a) 71,900 1,994,540
Toray Industries, Inc. (2)(a) 194,600 922,938
Tosoh Corp. (2)(a) 94,200 1,233,055
Toyo Suisan Kaisha Ltd. (2)(a) 35,200 2,096,591
Toyota Boshoku Corp. (2)(a) 12,800 170,005
Toyota Tsusho Corp. (2)(a) 169,800 3,318,422
Trend Micro, Inc. (2)(a) 79,800 3,252,712
USS Co. Ltd. (2)(a) 224,900 1,893,839
Welcia Holdings Co. Ltd. (2)(a) 64,600 805,590
Yamada Holdings Co. Ltd. (2)(a) 411,500 1,106,925
Yamato Holdings Co. Ltd. (2)(a) 12,600 138,851
Yamazaki Baking Co. Ltd. (2)(a) 12,700 262,175
Yokogawa Electric Corp. (2)(a) 6,900 167,574
203,101,533
Luxembourg - 0.3%
Aperam SA (2)(a) 26,662 689,297
ArcelorMittal SA (2)(a) 53,500 1,225,645
1,914,942
Netherlands - 2.0%
Aalberts NV (2)(a) 3,842 155,573
ABN AMRO Bank NV, CVA (2)(a)
(b) 43,847 720,129
Aegon Ltd. (2)(a) 81,069 501,243
Akzo Nobel NV (2)(a) 62,584 3,814,452
Arcadis NV (2)(a) 10,638 673,186
Argenx SE (2)*(a) 3,330 1,444,849
EXOR NV (2)(a) 17,239 1,800,735
Koninklijke KPN NV (2)(a) 354,593 1,359,061
Koninklijke Philips NV (2)*(a) 57,120 1,436,484
Koninklijke Vopak NV (2)(a) 22,418 931,381
NN Group NV (2)(a) 24,516 1,139,466
13,976,559
INVESTMENTS SHARES VALUE ($)
New Zealand - 0.2%
Xero Ltd. (2)*(a) 14,010 1,267,015
Norway - 0.7%
DNB Bank ASA (2)(a) 40,239 789,525
Equinor ASA (2)(a) 22,016 630,622
Kongsberg Gruppen ASA (2)(a) 4,867 396,335
Norsk Hydro ASA (2)(a) 265,299 1,654,002
Orkla ASA (2)(a) 16,222 131,547
Telenor ASA (a) 91,587 1,043,939
4,645,970
Portugal - 0.1%
Jeronimo Martins SGPS SA (2) 20,460 399,870
Singapore - 0.8%
Genting Singapore Ltd. (2) 468,319 297,683
Grab Holdings Ltd., Class A * 555,956 1,973,644
Jardine Cycle & Carriage Ltd. (2) 12,200 238,685
Sea Ltd., ADR *(a)(c) 3,948 281,966
Singapore Airlines Ltd. (2) 27,300 138,710
STMicroelectronics NV (2) 53,522 2,096,347
United Overseas Bank Ltd. (2) 34,600 798,095
5,825,130
South Korea - 0.1%
Delivery Hero SE (2)*(a)(b) 15,241 362,044
Spain - 2.0%
Acerinox SA (2)(a) 167,264 1,742,159
ACS Actividades de Construccion
y Servicios SA (2)(a) 47,325 2,044,059
Aena SME SA (2)(a)(b) 11,078 2,243,264
Banco de Sabadell SA (2)(a) 406,805 785,397
Banco Santander SA (2)(a) 578,802 2,693,035
Bankinter SA (2)(a) 43,406 355,182
Endesa SA (2)(a) 14,310 268,870
Mapfre SA (2)(a) 691,213 1,594,041
Repsol SA (2)(a) 113,445 1,799,088
Telefonica SA (2)(a) 61,311 259,728
13,784,823
Sweden - 3.9%
AAK AB (2)(a) 22,553 660,369
Alfa Laval AB (2)(a) 8,781 384,535
Autoliv, Inc. (a) 35,361 3,783,272
Billerud Aktiebolag (2)(a) 52,450 485,780
Electrolux AB, Class B (2)*(a) 338,971 2,799,790
Elekta AB, Class B (2)(a) 75,047 467,909
Essity AB, Class B (2)(a) 38,427 982,380
Evolution AB (2)(a)(b) 20,864 2,171,721
Getinge AB, Class B (2)(a) 65,205 1,107,569
H & M Hennes & Mauritz AB, Class
B (2)(a) 153,717 2,434,895
Hexpol AB (2)(a) 11,588 128,455
Nibe Industrier AB, Class B (2)(a) 77,873 328,433
SKF AB, Class B (2)(a) 58,289 1,171,449
SSAB AB, Class B (2)(a) 341,860 1,853,661
Swedbank AB, Class A (2)(a) 30,133 620,687
Telia Co. AB (2)(a) 511,553 1,371,519
Trelleborg AB, Class B (2)(a) 62,837 2,445,377
Volvo AB, Class B (2)(a) 93,966 2,414,403

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.9% (continued)
Volvo Car AB, Class B (2)*(a) 465,310 1,438,737
27,050,941
Switzerland - 4.0%
ABB Ltd. (Registered) (2)(a) 52,248 2,897,200
Adecco Group AG (Registered)
(2)(a) 74,238 2,462,836
Banque Cantonale Vaudoise
(Registered) (2)(a) 2,171 230,349
Belimo Holding AG (Registered)
(2)(a) 2,402 1,204,790
DKSH Holding AG (a) 15,010 1,014,088
Flughafen Zurich AG (Registered)
(2)(a) 1,085 240,175
Geberit AG (Registered) (2)(a) 2,620 1,543,317
Givaudan SA (Registered) (2)(a) 248 1,174,681
Julius Baer Group Ltd. (2)(a) 35,575 1,989,789
Kuehne + Nagel International AG
(Registered) (2)(a) 2,564 737,873
Logitech International SA
(Registered) (2)(a) 26,435 2,544,126
Lonza Group AG (Registered) (2)
(a) 6,808 3,706,309
Novartis AG (Registered) (2)(a) 45,651 4,860,538
Sonova Holding AG (Registered)
(2)(a) 1,717 528,950
Temenos AG (Registered) (2)(a) 3,958 272,750
Zurich Insurance Group AG (2)(a) 5,361 2,855,783
28,263,554
United Kingdom - 8.8%
abrdn plc (2)(a) 974,075 1,819,196
Associated British Foods plc (2)(a) 54,721 1,708,601
Auto Trader Group plc (2)(a)(b) 94,720 953,373
Aviva plc (2)(a) 166,728 1,004,254
B&M European Value Retail SA
(2)(a) 30,837 169,881
Barclays plc (2)(a) 1,001,759 2,647,065
Beazley plc (2)(a) 21,978 196,298
Bellway plc (2)(a) 1,394 44,386
British American Tobacco plc (2)(a) 59,567 1,829,879
Britvic plc (2)(a) 20,585 307,506
BT Group plc (2)(a) 900,158 1,595,848
Burberry Group plc (2)(a) 62,391 692,857
Centrica plc (2)(a) 849,572 1,448,092
CK Hutchison Holdings Ltd. (2)(a) 328,500 1,566,970
ConvaTec Group plc (2)(a)(b) 82,213 243,574
DCC plc (2)(a) 14,611 1,019,729
Direct Line Insurance Group plc
(2)(a) 769,830 1,951,993
easyJet plc (2)(a) 362,472 2,090,902
Hiscox Ltd. (2)(a) 82,600 1,198,953
Howden Joinery Group plc (2)(a) 125,586 1,388,974
HSBC Holdings plc (2)(a) 72,529 626,071
IMI plc (2)(a) 37,863 841,359
Imperial Brands plc (2)(a) 64,979 1,662,737
Inchcape plc (2)(a) 75,820 712,479
InterContinental Hotels Group plc
(2)(a) 9,394 987,088
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.8% (continued)
Intermediate Capital Group plc (2)
(a) 96,298 2,640,906
International Distribution Services
plc (2)*(a) 78,774 318,023
Intertek Group plc (2)(a) 12,988 785,126
ITV plc (2)(a) 1,198,368 1,218,586
J Sainsbury plc (2)(a) 134,152 432,218
Johnson Matthey plc (a) 12,833 254,202
Kingfisher plc (2)(a) 156,896 491,975
Lloyds Banking Group plc (2)(a) 958,356 660,993
M&G plc (2)(a) 177,246 455,668
Man Group plc (2)(a) 457,513 1,397,915
Marks & Spencer Group plc (2)(a) 582,116 2,104,778
Ocado Group plc (2)*(a) 90,474 328,623
Pearson plc (2)(a) 54,888 685,397
Persimmon plc (2)(a) 109,356 1,855,695
RELX plc (2)(a) 2,981 136,586
Rightmove plc (2)(a) 320,100 2,160,695
Rolls-Royce Holdings plc (2)*(a) 633,255 3,636,935
Rotork plc (2)(a) 67,999 289,173
Schroders plc (2)(a) 85,747 392,424
Smiths Group plc (2)(a) 12,700 273,261
Standard Chartered plc (2)(a) 151,908 1,371,648
Subsea 7 SA (2)(a) 67,213 1,261,333
Tate & Lyle plc (a) 139,989 1,058,221
TechnipFMC plc (a) 39,619 1,036,037
Tesco plc (2)(a) 718,748 2,776,360
Travis Perkins plc (a) 56,129 545,626
Vodafone Group plc (2)(a) 3,008,731 2,662,243
Weir Group plc (The) (2)(a) 29,826 745,936
WH Smith plc (a) 9,173 131,262
Whitbread plc (2)(a) 26,791 1,005,453
61,821,363
United States - 101.5%
10X Genomics, Inc., Class A *(a)(c) 10,950 212,978
3M Co. (a) 61,010 6,234,612
A O Smith Corp. (a) 1,794 146,713
Acuity Brands, Inc. (a) 3,199 772,367
Adobe, Inc. *(a) 3,411 1,894,947
ADT, Inc. (a) 163,879 1,245,480
Advanced Micro Devices, Inc. *(a)
(c) 1,902 308,523
AECOM (a) 19,689 1,735,388
AES Corp. (The) (a)(c) 46,822 822,663
AGCO Corp. (a)(c) 37,997 3,719,146
agilon health, Inc. *(a)(c) 74,185 485,170
Agree Realty Corp., REIT (a)(c) 17,338 1,073,916
Airbnb, Inc., Class A *(a) 12,685 1,923,427
Alaska Air Group, Inc. *(a)(c) 12,031 486,052
Align Technology, Inc. *(a) 6,484 1,565,432
Allison Transmission Holdings,
Inc. (a) 18,841 1,430,032
Allstate Corp. (The) (a) 9,278 1,481,325
Ally Financial, Inc. (a) 18,875 748,771
Alnylam Pharmaceuticals, Inc. *(a)
(c) 7,361 1,788,723
Altria Group, Inc. (a) 118,294 5,388,292
Amazon.com, Inc. *(a) 42,759 8,263,177
Amcor plc (a)(c) 156,286 1,528,477

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
American Airlines Group, Inc. *(a)
(c) 153,880 1,743,460
American International Group, Inc.
(a) 12,748 946,412
Americold Realty Trust, Inc., REIT
(a)(c) 58,284 1,488,573
Ameriprise Financial, Inc. (a)(c) 1,173 501,094
Amkor Technology, Inc. (a) 7,270 290,945
Antero Resources Corp. *(a)(c) 27,275 889,983
APA Corp. (a)(c) 31,912 939,489
Apellis Pharmaceuticals, Inc. *(a)
(c) 13,642 523,307
Apollo Global Management, Inc.
(a) 14,179 1,674,115
Appfolio, Inc., Class A *(a)(c) 1,916 468,596
Apple, Inc. (a) 12,808 2,697,621
Applied Materials, Inc. (a) 11,938 2,817,249
AptarGroup, Inc. (a) 1,433 201,781
Aptiv plc *(a) 32,750 2,306,255
Archer-Daniels-Midland Co. (a) 28,409 1,717,324
Arista Networks, Inc. *(a) 6,523 2,286,181
Arrow Electronics, Inc. *(a)(c) 14,736 1,779,519
Ashland, Inc. (a) 7,546 713,022
Assurant, Inc. (a) 5,810 965,913
Assured Guaranty Ltd. (a) 13,001 1,003,027
AT&T, Inc. (a) 256,338 4,898,619
Atmos Energy Corp. (a) 13,583 1,584,457
AutoNation, Inc. *(a)(c) 3,061 487,862
AutoZone, Inc. *(a) 429 1,271,599
AvalonBay Communities, Inc.,
REIT (a)(c) 668 138,203
Avis Budget Group, Inc. (a)(c) 1,198 125,215
Avnet, Inc. (a) 24,527 1,262,895
Axalta Coating Systems Ltd. *(a) 22,538 770,123
Axis Capital Holdings Ltd. (a) 41,268 2,915,584
AZEK Co., Inc. (The), Class A *(a) 28,939 1,219,200
Baker Hughes Co., Class A (a) 95,797 3,369,180
Bank of America Corp. (a) 151,657 6,031,399
Bank of New York Mellon Corp.
(The) (a) 9,907 593,330
Bank OZK (a) 67,601 2,771,641
Baxter International, Inc. (a)(c) 3,973 132,897
BellRing Brands, Inc. *(a) 15,406 880,299
Berry Global Group, Inc. (a)(c) 24,991 1,470,720
Best Buy Co., Inc. (a) 22,841 1,925,268
Black Hills Corp. (a) 26,116 1,420,188
BlackRock, Inc. (a) 2,507 1,973,811
BOK Financial Corp. (a) 2,075 190,153
Booking Holdings, Inc. (a) 1,227 4,860,761
Boston Beer Co., Inc. (The), Class
A *(a) 2,726 831,566
BP plc (2)(a) 185,347 1,115,933
Brink's Co. (The) (a)(c) 2,903 297,267
Bristol-Myers Squibb Co. (a) 44,235 1,837,080
Broadcom, Inc. (a) 691 1,109,421
Broadridge Financial Solutions,
Inc. (a) 2,131 419,807
Bruker Corp. (a) 10,451 666,878
Builders FirstSource, Inc. *(a) 963 133,289
Burlington Stores, Inc. *(a) 5,115 1,227,600
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Cable One, Inc. (a)(c) 2,280 807,120
CACI International, Inc., Class A
*(a)(c) 1,503 646,485
Cardinal Health, Inc. (a) 6,176 607,224
Carlisle Cos., Inc. (a) 1,818 736,672
CarMax, Inc. *(a)(c) 27,771 2,036,725
Centene Corp. *(a) 60,896 4,037,405
CenterPoint Energy, Inc. (a)(c) 20,888 647,110
Cheniere Energy, Inc. (a) 11,174 1,953,550
Chipotle Mexican Grill, Inc., Class
A *(a)(c) 53,900 3,376,835
Chubb Ltd. (a) 10,119 2,581,155
Ciena Corp. *(a) 20,676 996,170
Cigna Group (The) (a) 14,657 4,845,164
Cincinnati Financial Corp. (a) 26,657 3,148,192
Cirrus Logic, Inc. *(a) 5,541 707,364
Citigroup, Inc. (a) 74,583 4,733,037
Citizens Financial Group, Inc. (a) 146,766 5,287,979
Clean Harbors, Inc. *(a) 3,115 704,457
Cleveland-Cliffs, Inc. *(a) 110,170 1,695,516
Clorox Co. (The) (a) 6,171 842,156
CME Group, Inc. (a) 12,192 2,396,947
CNA Financial Corp. (a) 11,879 547,266
CNH Industrial NV (a) 313,368 3,174,418
CNO Financial Group, Inc. (a) 19,854 550,353
CNX Resources Corp. *(a)(c) 5,659 137,514
Coca-Cola Consolidated, Inc. (a) 2,073 2,249,205
Coherent Corp. *(a)(c) 9,124 661,125
Colgate-Palmolive Co. (a) 45,881 4,452,292
Comcast Corp., Class A (a) 123,952 4,853,960
Comfort Systems USA, Inc. (a)(c) 6,283 1,910,786
CommVault Systems, Inc. *(a) 19,721 2,397,482
Concentrix Corp. (a)(c) 21,430 1,356,090
ConocoPhillips (a)(c) 8,214 939,517
Consolidated Edison, Inc. (a) 12,367 1,105,857
COPT Defense Properties, REIT
(a)(c) 48,167 1,205,620
Corebridge Financial, Inc. (a) 17,299 503,747
Corteva, Inc. (a)(c) 5,019 270,725
Costco Wholesale Corp. (a) 1,314 1,116,887
Coterra Energy, Inc. (a) 58,978 1,572,943
Crane Co. (a)(c) 3,964 574,701
Crowdstrike Holdings, Inc., Class
A *(a) 9,437 3,616,164
Crown Castle, Inc., REIT (a)(c) 4,015 392,266
Crown Holdings, Inc. (a) 20,540 1,527,971
Cummins, Inc. (a) 4,919 1,362,219
Curtiss-Wright Corp. (a) 2,737 741,672
CVS Health Corp. (a)(c) 55,303 3,266,195
Dell Technologies, Inc., Class C (a) 12,121 1,671,607
Delta Air Lines, Inc. (a) 26,429 1,253,792
Devon Energy Corp. (a) 8,898 421,765
Dick's Sporting Goods, Inc. (a) 15,371 3,302,459
DocuSign, Inc., Class A *(a) 58,631 3,136,759
Dolby Laboratories, Inc., Class A
(a) 8,385 664,344
Domino's Pizza, Inc. (a) 7,562 3,904,487
Donaldson Co., Inc. (a)(c) 12,830 918,115
DoubleVerify Holdings, Inc. *(a) 7,980 155,371
Dow, Inc. (a) 41,443 2,198,551

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
DR Horton, Inc. (a) 1,605 226,193
DraftKings, Inc., Class A *(a)(c) 109,693 4,186,982
DT Midstream, Inc. (a)(c) 7,988 567,388
Duke Energy Corp. (a)(c) 11,586 1,161,265
Dun & Bradstreet Holdings, Inc. (a) 60,390 559,211
Duolingo, Inc., Class A *(a) 2,084 434,868
DuPont de Nemours, Inc. (a) 15,467 1,244,939
Dynatrace, Inc. *(a)(c) 3,965 177,394
Eagle Materials, Inc. (a)(c) 4,128 897,675
East West Bancorp, Inc. (a)(c) 5,562 407,305
Eastman Chemical Co. (a) 1,837 179,971
Eaton Corp. plc (a) 6,464 2,026,787
eBay, Inc. (a)(c) 17,783 955,303
Ecolab, Inc. (a) 3,243 771,834
Electronic Arts, Inc. (a)(c) 9,925 1,382,850
Eli Lilly & Co. (a) 826 747,844
EMCOR Group, Inc. (a) 7,154 2,611,782
Encompass Health Corp. (a) 12,331 1,057,876
EnerSys (a) 15,112 1,564,394
Enphase Energy, Inc. *(a)(c) 1,284 128,028
Entergy Corp. (a) 12,486 1,336,002
EOG Resources, Inc. (a)(c) 2,010 252,999
EPAM Systems, Inc. *(a) 4,128 776,518
EPR Properties, REIT (a) 22,390 939,932
Essent Group Ltd. (a) 9,524 535,154
Estee Lauder Cos., Inc. (The),
Class A (a)(c) 1,195 127,148
Etsy, Inc. *(a)(c) 35,212 2,076,804
Euronet Worldwide, Inc. *(a) 6,409 663,332
Evercore, Inc., Class A (a) 2,768 576,934
Everest Group Ltd. (a) 5,296 2,017,882
Evergy, Inc. (a) 45,456 2,407,804
Exelixis, Inc. *(a) 78,838 1,771,490
Exponent, Inc. (a)(c) 2,665 253,495
Exxon Mobil Corp. (a) 54,930 6,323,542
F5, Inc. *(a)(c) 1,346 231,822
Federal Realty Investment Trust,
REIT (a)(c) 3,139 316,945
Federated Hermes, Inc., Class B
(a) 77,389 2,544,550
Fidelity National Financial, Inc. (a) 5,746 283,967
Fidelity National Information
Services, Inc. (a) 19,144 1,442,692
First American Financial Corp. (a) 16,744 903,339
First Hawaiian, Inc. (a)(c) 24,623 511,173
First Horizon Corp. (a) 152,305 2,401,850
Flowers Foods, Inc. (a)(c) 32,768 727,450
Flowserve Corp. (a) 77,767 3,740,593
Fluor Corp. *(a) 17,336 754,983
FMC Corp. (a)(c) 29,658 1,706,818
FNB Corp. (a)(c) 144,523 1,977,075
Ford Motor Co. (a) 264,863 3,321,382
Fortinet, Inc. *(a) 65,850 3,968,780
Fortive Corp. (a) 16,795 1,244,510
Fortune Brands Innovations, Inc.
(a)(c) 8,108 526,534
Franklin Resources, Inc. (a)(c) 79,002 1,765,695
Freeport-McMoRan, Inc. (a) 10,733 521,624
Garmin Ltd. (a) 24,876 4,052,798
Gartner, Inc. *(a)(c) 2,570 1,154,084
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Gates Industrial Corp. plc *(a) 146,534 2,316,703
GE Vernova, Inc. *(a) 2,250 385,898
General Dynamics Corp. (a) 1,049 304,357
General Electric Co. (a) 25,864 4,111,600
General Motors Co. (a) 98,439 4,573,476
Genuine Parts Co. (a) 3,313 458,254
Gitlab, Inc., Class A *(a) 4,639 230,651
Global Payments, Inc. (a) 22,865 2,211,046
Globe Life, Inc. (a) 13,997 1,151,673
GoDaddy, Inc., Class A *(a)(c) 13,448 1,878,820
Goodyear Tire & Rubber Co. (The)
*(a) 160,115 1,817,305
Grand Canyon Education, Inc. *(a) 14,518 2,031,213
Grocery Outlet Holding Corp. *(a)
(c) 72,667 1,607,394
GSK plc (2)(a) 245,655 4,724,982
Guidewire Software, Inc. *(a) 10,565 1,456,808
H&R Block, Inc. (a)(c) 56,684 3,073,973
Halliburton Co. (a)(c) 42,983 1,451,966
Hancock Whitney Corp. (a) 26,787 1,281,222
Hanover Insurance Group, Inc.
(The) (a) 6,841 858,135
Harley-Davidson, Inc. (a)(c) 13,559 454,769
Hartford Financial Services Group,
Inc. (The) (a) 3,633 365,262
Hasbro, Inc. (a) 45,262 2,647,827
Hawaiian Electric Industries, Inc. 97,520 879,630
HCA Healthcare, Inc. (a)(c) 799 256,703
Healthcare Realty Trust, Inc., REIT
(a)(c) 8,475 139,668
HealthEquity, Inc. *(a)(c) 5,630 485,306
Healthpeak Properties, Inc., REIT
(a) 60,431 1,184,448
Hershey Co. (The) (a)(c) 4,887 898,377
Hertz Global Holdings, Inc. *(a)(c) 108,729 383,813
Hewlett Packard Enterprise Co. (a) 7,754 164,152
Hexcel Corp. (a) 61,274 3,826,561
HF Sinclair Corp. (a) 45,799 2,442,919
Hilton Worldwide Holdings, Inc.
(a)(c) 4,234 923,859
Holcim AG (2)(a) 21,489 1,899,457
Hologic, Inc. *(a)(c) 1,874 139,145
Home BancShares, Inc. (a)(c) 6,224 149,127
Home Depot, Inc. (The) (a)(c) 4,138 1,424,465
Hormel Foods Corp. (a) 42,064 1,282,531
Howmet Aerospace, Inc. (a)(c) 27,620 2,144,141
Huntington Bancshares, Inc. (a) 57,279 754,937
Huntington Ingalls Industries, Inc.
(a)(c) 6,689 1,647,701
Huntsman Corp. (a) 87,678 1,996,428
IDEXX Laboratories, Inc. *(a)(c) 277 134,954
Illinois Tool Works, Inc. (a)(c) 9,580 2,270,077
Incyte Corp. *(a)(c) 26,007 1,576,544
Inspire Medical Systems, Inc. *(a)
(c) 7,183 961,301
Insulet Corp. *(a) 4,250 857,650
Intel Corp. (a) 48,792 1,511,088
International Bancshares Corp. (a) 2,633 150,634
International Flavors & Fragrances,
Inc. (a)(c) 3,842 365,797

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Invesco Ltd. (a) 95,959 1,435,547
IPG Photonics Corp. *(a) 4,448 375,367
Iridium Communications, Inc. (a) 19,973 531,681
ITT, Inc. (a) 10,483 1,354,194
Jabil, Inc. (a) 10,027 1,090,837
Jacobs Solutions, Inc. (a)(c) 9,390 1,311,877
James Hardie Industries plc,
CHESS (2)*(a) 4,359 136,426
Jazz Pharmaceuticals plc *(a) 1,848 197,237
JB Hunt Transport Services, Inc.
(a) 9,918 1,586,880
Johnson & Johnson (a)(c) 20,988 3,067,606
KBR, Inc. (a) 8,983 576,170
Kellanova (a) 29,365 1,693,773
Kemper Corp. (a) 18,344 1,088,350
Keurig Dr Pepper, Inc. (a)(c) 33,970 1,134,598
Kimberly-Clark Corp. (a) 9,389 1,297,560
Kimco Realty Corp., REIT (a)(c) 10,667 207,580
Kirby Corp. *(a) 7,038 842,660
KLA Corp. (a)(c) 2,923 2,410,043
Kohl's Corp. (a) 55,612 1,278,520
Kraft Heinz Co. (The) (a)(c) 49,316 1,588,962
Kroger Co. (The) (a) 29,665 1,481,173
Kyndryl Holdings, Inc. *(a) 7,869 207,033
L3Harris Technologies, Inc. (a) 1,981 444,893
Labcorp Holdings, Inc. (a) 12,900 2,625,279
Lam Research Corp. (a)(c) 1,660 1,767,651
Lamar Advertising Co., Class A,
REIT (a)(c) 1,175 140,448
Lantheus Holdings, Inc. *(a)(c) 11,490 922,532
Las Vegas Sands Corp. (a)(c) 30,979 1,370,821
Lear Corp. (a) 2,328 265,881
Leggett & Platt, Inc. (a) 158,000 1,810,680
Leidos Holdings, Inc. (a) 8,989 1,311,315
Lennar Corp., Class A (a)(c) 16,448 2,465,062
Lennox International, Inc. (a) 2,170 1,160,907
Liberty Media Corp-Liberty
SiriusXM *(a) 84,234 1,866,625
Light & Wonder, Inc. *(a)(c) 5,897 618,477
Lincoln National Corp. (a) 58,834 1,829,737
Littelfuse, Inc. (a)(c) 731 186,836
Loews Corp. (a) 10,156 759,059
Louisiana-Pacific Corp. (a) 12,965 1,067,408
Lululemon Athletica, Inc. *(a) 4,153 1,240,501
LyondellBasell Industries NV, Class
A (a) 7,155 684,447
Manhattan Associates, Inc. *(a) 8,520 2,101,714
ManpowerGroup, Inc. (a) 33,293 2,323,851
Marathon Petroleum Corp. (a) 11,705 2,030,583
Marriott Vacations Worldwide Corp.
(a)(c) 22,755 1,986,967
Marvell Technology, Inc. (a)(c) 17,194 1,201,861
Masco Corp. (a) 8,088 539,227
MasTec, Inc. *(a) 10,039 1,074,073
Matador Resources Co. (a) 15,249 908,840
Mattel, Inc. *(a) 13,871 225,542
McCormick & Co., Inc. (Non-
Voting) (a)(c) 10,576 750,261
McKesson Corp. (a) 4,352 2,541,742
Medpace Holdings, Inc. *(a)(c) 7,430 3,060,046
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Medtronic plc (a) 13,279 1,045,190
MetLife, Inc. (a) 22,896 1,607,070
Micron Technology, Inc. (a)(c) 7,632 1,003,837
Mid-America Apartment
Communities, Inc., REIT (a) 1,613 230,030
Mister Car Wash, Inc. *(a)(c) 157,176 1,119,093
Molina Healthcare, Inc. *(a)(c) 1,925 572,303
Molson Coors Beverage Co., Class
B (a)(c) 57,484 2,921,912
Mondelez International, Inc., Class
A (a)(c) 16,473 1,077,993
Monolithic Power Systems, Inc. (a) 1,692 1,390,283
Mosaic Co. (The) (a) 58,900 1,702,210
MSCI, Inc., Class A (a) 2,596 1,250,623
Murphy Oil Corp. (a)(c) 16,862 695,389
Natera, Inc. *(a) 21,879 2,369,277
National Fuel Gas Co. (a)(c) 38,136 2,066,590
NCR Voyix Corp. *(a) 11,019 136,085
NetApp, Inc. (a)(c) 17,006 2,190,373
Netflix, Inc. *(a) 3,187 2,150,843
Neurocrine Biosciences, Inc. *(a) 13,053 1,797,007
New Jersey Resources Corp. (a)(c) 30,946 1,322,632
New York Times Co. (The), Class
A (a) 42,204 2,161,267
News Corp., Class A (a) 33,429 921,638
Nexstar Media Group, Inc., Class
A (a) 8,383 1,391,662
NiSource, Inc. (a)(c) 60,339 1,738,367
NNN REIT, Inc., REIT (a)(c) 30,426 1,296,148
Northern Trust Corp. (a)(c) 14,281 1,199,318
Northrop Grumman Corp. (a) 4,054 1,767,341
NOV, Inc. (a) 163,025 3,099,105
Novocure Ltd. *(a) 31,663 542,387
NRG Energy, Inc. (a) 12,390 964,685
Nutanix, Inc., Class A *(a) 22,231 1,263,832
nVent Electric plc (a)(c) 12,390 949,198
NVIDIA Corp. (a) 25,270 3,121,856
OGE Energy Corp. (a)(c) 4,764 170,075
Old Dominion Freight Line, Inc.
(a)(c) 8,140 1,437,524
Old Republic International Corp.
(a) 19,197 593,187
Olin Corp. (a) 29,911 1,410,304
Ollie's Bargain Outlet Holdings,
Inc. *(a)(c) 26,558 2,607,199
ON Semiconductor Corp. *(a)(c) 23,121 1,584,945
OneMain Holdings, Inc. (a)(c) 19,498 945,458
Organon & Co. (a)(c) 87,906 1,819,654
Oshkosh Corp. (a) 13,656 1,477,579
Ovintiv, Inc. (a) 46,040 2,157,895
Owens Corning (a) 8,972 1,558,616
PACCAR, Inc. 10,141 1,043,915
Packaging Corp. of America (a) 17,358 3,168,876
Paramount Global, Class B (a)(c) 120,157 1,248,431
Park Hotels & Resorts, Inc., REIT
(a) 186,839 2,798,848
Parker-Hannifin Corp. (a) 270 136,569
PayPal Holdings, Inc. *(a) 36,163 2,098,539
Pegasystems, Inc. (a) 14,320 866,790
Penske Automotive Group, Inc. (a) 10,874 1,620,443

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Pentair plc (a) 21,100 1,617,737
Penumbra, Inc. *(a)(c) 4,388 789,708
PepsiCo, Inc. (a)(c) 19,876 3,278,149
Perrigo Co. plc (a) 54,334 1,395,297
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 207,498 784,342
PG&E Corp. (a) 79,701 1,391,579
Pilgrim's Pride Corp. *(a) 13,426 516,767
Playtika Holding Corp. (a) 128,557 1,011,744
Polaris, Inc. (a) 13,266 1,038,860
Popular, Inc. 24,324 2,150,971
PPG Industries, Inc. (a) 25,872 3,257,026
Progressive Corp. (The) (a) 9,292 1,930,041
Prosperity Bancshares, Inc. (a)(c) 24,930 1,524,220
Prudential Financial, Inc. (a) 15,753 1,846,094
Public Storage, REIT (a)(c) 17,079 4,912,774
PulteGroup, Inc. (a) 7,177 790,188
Pure Storage, Inc., Class A *(a)(c) 9,706 623,222
QUALCOMM, Inc. (a) 1,437 286,222
Qualys, Inc. *(a)(c) 1,565 223,169
Quest Diagnostics, Inc. (a) 3,471 475,110
Ralph Lauren Corp., Class A (a) 32,720 5,727,963
Rambus, Inc. *(a) 23,716 1,393,552
Realty Income Corp., REIT (a)(c) 10,861 573,678
Reinsurance Group of America,
Inc. (a) 3,452 708,592
ResMed, Inc. (a)(c) 3,895 745,581
Reynolds Consumer Products,
Inc. (a) 40,567 1,135,065
Rivian Automotive, Inc., Class A
*(a)(c) 51,498 691,103
Robert Half, Inc. (a) 46,760 2,991,705
Robinhood Markets, Inc., Class
A *(a) 58,221 1,322,199
Roche Holding AG (2)(a) 5,852 1,621,348
Roku, Inc., Class A *(a)(c) 14,902 893,077
Roper Technologies, Inc. (a) 1,468 827,453
Ross Stores, Inc. (a) 24,598 3,574,581
Royal Gold, Inc. (a) 18,996 2,377,539
Royalty Pharma plc, Class A (a) 5,068 133,643
Sabra Health Care REIT, Inc.,
REIT (a)(c) 18,249 281,035
Salesforce, Inc. (a)(c) 9,283 2,386,659
Samsara, Inc., Class A *(a)(c) 5,615 189,226
SBA Communications Corp., REIT
(a)(c) 1,658 325,465
Schlumberger NV (a) 24,044 1,134,396
Schneider Electric SE (2)(a) 5,367 1,286,715
Scotts Miracle-Gro Co. (The) (a) 29,915 1,946,270
Seagate Technology Holdings plc
(a)(c) 11,973 1,236,452
Sealed Air Corp. (a) 27,015 939,852
Selective Insurance Group, Inc. (a) 1,464 137,367
Sempra (a)(c) 2,395 182,164
Sensata Technologies Holding plc
(a) 12,566 469,843
ServiceNow, Inc. *(a) 1,099 864,550
Shell plc (2)(a) 110,448 3,961,549
Signify NV (2)(a)(b) 72,876 1,809,914
Skechers USA, Inc., Class A *(a) 35,044 2,422,241
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Skyworks Solutions, Inc. (a)(c) 23,187 2,471,270
SLM Corp. (a) 75,635 1,572,452
Smartsheet, Inc., Class A *(a) 54,706 2,411,440
Snap-on, Inc. (a) 889 232,376
Snowflake, Inc., Class A *(a)(c) 27,694 3,741,182
Solventum Corp. *(a) 2,833 149,809
Sonoco Products Co. (a)(c) 13,488 684,111
Sotera Health Co. *(a)(c) 20,021 237,649
Southwest Airlines Co. (a)(c) 10,722 306,756
SS&C Technologies Holdings, Inc.
(a) 34,740 2,177,156
Stanley Black & Decker, Inc. (a)(c) 7,341 586,472
State Street Corp. (a) 19,795 1,464,830
Steel Dynamics, Inc. (a)(c) 3,427 443,797
Super Micro Computer, Inc. *(a)(c) 1,138 932,420
Synchrony Financial (a) 41,384 1,952,911
T. Rowe Price Group, Inc. (a)(c) 9,517 1,097,405
Tapestry, Inc. (a)(c) 66,134 2,829,874
Targa Resources Corp. (a)(c) 8,464 1,089,994
Target Corp. (a) 28,982 4,290,495
Taylor Morrison Home Corp., Class
A *(a) 43,244 2,397,447
TD SYNNEX Corp. (a) 19,133 2,207,948
TE Connectivity Ltd. (a) 14,768 2,221,550
Tenaris SA (2)(a) 34,260 526,999
Tenet Healthcare Corp. *(a) 11,743 1,562,171
Teradata Corp. *(a)(c) 50,662 1,750,879
Terex Corp. (a) 48,387 2,653,543
Texas Capital Bancshares, Inc. *(a) 47,936 2,930,807
Texas Pacific Land Corp. (a)(c) 1,143 839,271
Texas Roadhouse, Inc., Class A (a) 28,548 4,901,977
Textron, Inc. (a) 6,731 577,924
Toast, Inc., Class A *(a)(c) 23,012 593,019
Toll Brothers, Inc. (a) 17,584 2,025,325
Trade Desk, Inc. (The), Class A
*(a) 9,452 923,177
TransUnion (a)(c) 8,345 618,865
Travel + Leisure Co. (a) 7,822 351,834
Travelers Cos., Inc. (The) (a) 8,216 1,670,641
Trimble, Inc. *(a)(c) 50,871 2,844,706
TripAdvisor, Inc. *(a) 37,493 667,750
Truist Financial Corp. (a) 26,875 1,044,094
Twilio, Inc., Class A *(a) 31,702 1,800,991
Uber Technologies, Inc. *(a) 15,019 1,091,581
UFP Industries, Inc. (a) 5,996 671,552
UGI Corp. (a)(c) 112,831 2,583,830
UiPath, Inc., Class A *(a)(c) 11,657 147,811
Ulta Beauty, Inc. *(a) 681 262,777
UMB Financial Corp. (a)(c) 15,161 1,264,731
United Parcel Service, Inc., Class
B (a) 14,488 1,982,683
United Rentals, Inc. (a) 215 139,047
United Therapeutics Corp. *(a) 3,421 1,089,760
Universal Display Corp. (a) 1,665 350,066
Universal Health Services, Inc.,
Class B (a) 2,871 530,934
Unum Group (a) 32,328 1,652,284
US Bancorp (a) 3,450 136,965
US Foods Holding Corp. *(a)(c) 3,848 203,867
Vail Resorts, Inc. (a)(c) 12,893 2,322,416

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 101.5% (continued)
Valaris Ltd. *(a) 14,576 1,085,912
Valero Energy Corp. (a)(c) 28,161 4,414,518
Valley National Bancorp (a) 387,453 2,704,422
Veeva Systems, Inc., Class A *(a) 6,347 1,161,564
VeriSign, Inc. *(a) 17,721 3,150,794
Vertiv Holdings Co., Class A (a) 28,823 2,495,207
Vestis Corp. (a) 51,838 633,979
Victoria's Secret & Co. *(a) 37,463 661,971
Virtu Financial, Inc., Class A (a) 19,828 445,139
Vistra Corp. (a) 3,623 311,506
Voya Financial, Inc. (a) 7,153 508,936
Vulcan Materials Co. (a) 7,703 1,915,582
W R Berkley Corp. (a)(c) 11,593 910,978
Walmart, Inc. (a) 12,138 821,864
Weatherford International plc *(a) 1,183 144,858
WEC Energy Group, Inc. (a)(c) 3,261 255,858
Wells Fargo & Co. (a)(c) 22,116 1,313,469
Wendy's Co. (The) (a) 303,257 5,143,239
Werner Enterprises, Inc. (a) 16,483 590,586
WESCO International, Inc. (a) 15,056 2,386,677
Western Alliance Bancorp (a) 7,779 488,677
Western Digital Corp. *(a) 3,208 243,070
Western Union Co. (The) (a)(c) 11,033 134,823
Westinghouse Air Brake
Technologies Corp. (a)(c) 12,582 1,988,585
Westlake Corp. (a)(c) 915 132,510
Whirlpool Corp. (a) 17,099 1,747,518
Willis Towers Watson plc (a) 518 135,789
Wingstop, Inc. (a) 12,486 5,277,333
WK Kellogg Co. (a)(c) 39,213 645,446
Woodward, Inc. (a) 9,257 1,614,236
Workday, Inc., Class A *(a) 1,453 324,833
Wynn Resorts Ltd. (a)(c) 20,496 1,834,392
Xcel Energy, Inc. (a) 65,271 3,486,124
Ziff Davis, Inc. *(a)(c) 11,743 646,452
Zimmer Biomet Holdings, Inc. (a)
(c) 1,267 137,508
Zions Bancorp NA (a) 16,934 734,428
Zoom Video Communications, Inc.,
Class A *(a)(c) 34,916 2,066,678
Zscaler, Inc. *(a)(c) 5,719 1,099,135
711,865,491
Zambia - 0.1%
First Quantum Minerals Ltd. 56,695 744,716
TOTAL COMMON STOCKS
(Cost $1,275,839,897) 1,283,792,764
SHORT-TERM INVESTMENTS - 71.3%
INVESTMENT COMPANIES - 37.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(d)(e) 1,518,667 1,518,667
Limited Purpose Cash Investment
Fund, 5.33% (d)(f) 261,694,669 261,589,991
TOTAL INVESTMENT COMPANIES
(Cost $263,077,970) 263,108,658
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 33.7%
U.S. Treasury Bills
5.15%, 7/25/2024 (2)(g) $ 5,002,000 4,984,543
5.11%, 8/1/2024 (2)(g) 1,231,000 1,225,433
5.18%, 8/8/2024 (2)(g) 6,467,000 6,431,213
5.20%, 8/15/2024 (2)(g) 9,097,000 9,037,399
5.23%, 8/22/2024 (2)(g) 19,647,000 19,498,674
5.27%, 8/29/2024 (2)(g) 6,285,000 6,230,871
5.24%, 9/5/2024 (2)(g) 6,417,000 6,355,600
5.23%, 9/12/2024 (2)(g) 25,368,000 25,098,560
5.27%, 9/19/2024 (2)(g) 19,541,000 19,314,596
5.24%, 9/26/2024 (2)(g) 18,333,000 18,101,508
5.26%, 10/3/2024 (2)(g) 10,020,000 9,884,605
5.26%, 10/10/2024 (2)(g) 6,000,000 5,912,551
5.29%, 10/17/2024 (2)(g) 33,776,000 33,248,587
5.30%, 10/24/2024 (2)(g) 20,000,000 19,668,449
5.30%, 10/31/2024 (2)(g)(h) 30,000,000 29,473,875
5.28%, 12/12/2024 (2)(g) 2,857,000 2,790,339
5.29%, 12/19/2024 (2)(g) 18,073,000 17,633,851
5.28%, 12/26/2024 (2)(g) 1,632,000 1,590,725
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $236,515,161) 236,481,379
TOTAL SHORT-TERM INVESTMENTS
(Cost $499,593,131) 499,590,037
TOTAL LONG POSITIONS
(Cost $1,775,433,028) 1,783,382,801
SHARES
SHORT POSITIONS - (174.1)%
COMMON STOCKS - (173.4)%
Australia - (4.4)%
ALS Ltd. (2) (150,829) (1,404,744)
APA Group (2) (221,673) (1,178,297)
BHP Group Ltd. (2) (12,424) (355,102)
Cleanaway Waste Management
Ltd. (2) (434,746) (802,311)
Commonwealth Bank of Australia
(2) (34,630) (2,933,554)
Domino's Pizza Enterprises Ltd. (2) (37,090) (884,986)
Endeavour Group Ltd. (2) (222,914) (747,505)
Glencore plc (2) (441,646) (2,513,087)
IDP Education Ltd. (2) (146,330) (1,472,587)
IGO Ltd. (2) (36,581) (136,933)
Insurance Australia Group Ltd. (2) (30,285) (143,567)
Liontown Resources Ltd. (2) (844,700) (507,156)
Lynas Rare Earths Ltd. (2) (274,832) (1,082,706)
Macquarie Group Ltd. (2) (14,446) (1,965,687)
Medibank Pvt Ltd. (2) (199,187) (493,649)
Mineral Resources Ltd. (2) (23,042) (824,342)
National Australia Bank Ltd. (2) (9,307) (224,441)
New Hope Corp. Ltd. (2) (164,475) (532,718)
NEXTDC Ltd. (2) (78,022) (910,901)
Northern Star Resources Ltd. (2) (21,900) (190,181)
Pilbara Minerals Ltd. (2) (993,474) (2,021,514)
Ramsay Health Care Ltd. (2) (30,093) (950,101)
Rio Tinto plc (2) (32,750) (2,148,999)
Santos Ltd. (2) (26,787) (135,902)
Sonic Healthcare Ltd. (2) (24,475) (427,424)
Transurban Group (2) (146,478) (1,208,089)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (4.4)% (continued)
Treasury Wine Estates Ltd. (2) (223,176) (1,846,640)
Washington H Soul Pattinson &
Co. Ltd. (2) (22,791) (497,226)
Wesfarmers Ltd. (2) (3,054) (132,243)
WiseTech Global Ltd. (2) (5,609) (372,880)
Woolworths Group Ltd. (2) (75,709) (1,699,818)
(30,745,290)
Belgium - (0.5)%
D'ieteren Group (2) (5,458) (1,155,739)
Elia Group SA/NV (2) (1,369) (127,860)
Lotus Bakeries NV (114) (1,175,710)
UCB SA (2) (3,459) (513,616)
Umicore SA (2) (46,544) (700,431)
(3,673,356)
Brazil - (0.6)%
MercadoLibre, Inc. (2,439) (4,008,253)
Burkina Faso - (0.3)%
Endeavour Mining plc (2) (109,485) (2,329,948)
Canada - (4.9)%
Algonquin Power & Utilities Corp. (76,420) (449,119)
Alimentation Couche-Tard, Inc. (31,887) (1,789,383)
ARC Resources Ltd. (43,843) (782,287)
BCE, Inc. (13,802) (447,035)
Brookfield Asset Management Ltd.,
Class A (42,658) (1,623,938)
Brookfield Corp., Class A (25,084) (1,043,295)
Brookfield Infrastructure Corp.,
Class A (8,507) (286,355)
Canadian National Railway Co. (5,680) (671,195)
Canadian Pacific Kansas City Ltd. (14,934) (1,176,119)
Canadian Tire Corp. Ltd., Class A (14,028) (1,391,879)
Capital Power Corp. (4,636) (132,128)
Capstone Copper Corp. (19,410) (137,624)
CGI, Inc. (5,575) (556,461)
Constellation Software, Inc. (215) (619,498)
Element Fleet Management Corp. (62,276) (1,133,036)
Emera, Inc. (38,550) (1,286,362)
Fortis, Inc. (37,096) (1,441,756)
Gildan Activewear, Inc. (17,592) (667,263)
Hydro One Ltd. (b) (74,606) (2,173,202)
Intact Financial Corp. (5,300) (883,340)
MEG Energy Corp. (6,670) (142,707)
National Bank of Canada (2,421) (192,027)
Northland Power, Inc. (41,240) (709,013)
Pembina Pipeline Corp. (28,883) (1,071,672)
Quebecor, Inc., Class B (11,913) (251,400)
RB Global, Inc. (29,925) (2,282,355)
Restaurant Brands International,
Inc. (71,474) (5,036,435)
Rogers Communications, Inc.,
Class B (27,484) (1,016,549)
Royal Bank of Canada (15,699) (1,671,400)
Sun Life Financial, Inc. (8,460) (414,822)
Teck Resources Ltd., Class B (7,727) (370,295)
Thomson Reuters Corp. (2,828) (476,711)
TMX Group Ltd. (54,404) (1,514,348)
INVESTMENTS SHARES VALUE ($)
Canada - (4.9)% (continued)
WSP Global, Inc. (4,212) (655,884)
(34,496,893)
Chile - (0.8)%
Antofagasta plc (2) (117,114) (3,112,426)
Lundin Mining Corp. (222,016) (2,471,623)
(5,584,049)
Denmark - (2.3)%
Ambu A/S, Class B (2) (43,888) (844,766)
Coloplast A/S, Class B (2) (24,549) (2,951,114)
DSV A/S (2) (10,490) (1,610,195)
Novo Nordisk A/S, Class B (2) (51,698) (7,397,202)
Orsted A/S (2)(b) (43,863) (2,330,067)
Pandora A/S (2) (1,958) (294,704)
Tryg A/S (2) (42,589) (930,511)
(16,358,559)
Finland - (0.8)%
Kesko OYJ, Class B (2) (77,225) (1,358,545)
Metso OYJ (2) (120,234) (1,277,893)
Nokia OYJ (2) (95,326) (362,817)
Nordea Bank Abp (2) (29,499) (351,658)
Orion OYJ, Class B (2) (7,622) (325,075)
Stora Enso OYJ, Class R (2) (119,660) (1,634,016)
(5,310,004)
France - (5.4)%
Aeroports de Paris SA (2) (10,452) (1,273,064)
Air Liquide SA (2) (5,361) (925,241)
Airbus SE (2) (33,982) (4,663,918)
Alten SA (2) (3,304) (363,794)
AXA SA (2) (10,983) (359,926)
BioMerieux (2) (2,037) (193,696)
Bollore SE (2) (78,142) (458,766)
Bureau Veritas SA (2) (36,948) (1,026,751)
Capgemini SE (2) (18,041) (3,583,620)
Dassault Systemes SE (2) (26,119) (982,100)
Edenred SE (2) (73,570) (3,120,237)
EssilorLuxottica SA (2) (23,610) (5,073,403)
Getlink SE (2) (33,113) (548,265)
Hermes International SCA (2) (807) (1,863,867)
Kering SA (2) (6,281) (2,284,682)
L'Oreal SA (2) (3,288) (1,447,264)
Pernod Ricard SA (2) (25,307) (3,452,877)
Publicis Groupe SA (2) (6,122) (650,273)
Remy Cointreau SA (2) (3,248) (272,909)
Sartorius Stedim Biotech (2) (10,503) (1,735,741)
SOITEC (2) (4,133) (458,872)
Teleperformance SE (2) (10,948) (1,156,642)
Thales SA (2) (6,995) (1,118,978)
Ubisoft Entertainment SA (2) (43,743) (957,237)
Worldline SA (2)(b) (19,000) (207,055)
(38,179,178)
Germany - (3.0)%
Aurubis AG (2) (8,006) (628,021)
Beiersdorf AG (2) (12,159) (1,779,663)
Carl Zeiss Meditec AG (2) (11,572) (813,557)
CTS Eventim AG & Co. KGaA (2) (14,357) (1,195,211)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (3.0)% (continued)
Deutsche Post AG (2) (38,901) (1,579,650)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,581) (133,553)
HUGO BOSS AG (2) (21,108) (949,084)
Infineon Technologies AG (2) (43,641) (1,601,638)
Merck KGaA (2) (14,064) (2,325,839)
MTU Aero Engines AG (2) (12,019) (3,064,285)
Nemetschek SE (2) (4,676) (456,503)
Puma SE (2) (13,585) (623,959)
Rational AG (2) (568) (470,940)
Rheinmetall AG (2) (1,301) (663,010)
RWE AG (2) (5,839) (200,309)
SAP SE (2) (5,524) (1,109,637)
Siemens Energy AG (2) (302) (7,875)
Siemens Healthineers AG (2)(b) (35,912) (2,068,138)
Symrise AG, Class A (2) (4,524) (553,543)
Wacker Chemie AG (2) (10,482) (1,141,968)
(21,366,383)
Italy - (2.4)%
Amplifon SpA (2) (23,597) (839,108)
Coca-Cola HBC AG (2) (13,584) (462,321)
Davide Campari-Milano NV (2) (91,777) (868,923)
DiaSorin SpA (2) (5,810) (577,978)
Ferrari NV (2) (12,204) (4,980,348)
FinecoBank Banca Fineco SpA (2) (42,474) (631,132)
Infrastrutture Wireless Italiane SpA
(2)(b) (162,558) (1,693,154)
Interpump Group SpA (2) (15,545) (689,688)
Leonardo SpA (2) (11,520) (266,905)
Mediobanca Banca di Credito
Finanziario SpA (2) (27,286) (399,414)
Moncler SpA (2) (37,061) (2,273,466)
Prysmian SpA (2) (9,757) (602,368)
Recordati Industria Chimica e
Farmaceutica SpA (2) (2,581) (134,335)
Reply SpA (2) (1,348) (198,761)
Snam SpA (2) (32,729) (144,532)
Telecom Italia SpA (2) (5,202,829) (1,244,407)
Terna - Rete Elettrica Nazionale (2) (68,504) (528,072)
(16,534,912)
Japan - (29.0)%
Advantest Corp. (2) (173,900) (7,047,462)
Aeon Co. Ltd. (2) (161,700) (3,460,864)
Air Water, Inc. (2) (16,800) (228,283)
Ajinomoto Co., Inc. (2) (128,500) (4,522,586)
Allegro MicroSystems, Inc. (46,390) (1,310,054)
Asahi Intecc Co. Ltd. (2) (173,100) (2,430,153)
Astellas Pharma, Inc. (2) (260,100) (2,566,081)
Azbil Corp. (2) (42,500) (1,187,123)
Bandai Namco Holdings, Inc. (2) (67,700) (1,326,335)
BayCurrent Consulting, Inc. (2) (50,800) (1,028,421)
Bridgestone Corp. (2) (60,600) (2,391,240)
Chiba Bank Ltd. (The) (2) (110,400) (989,547)
Chugai Pharmaceutical Co. Ltd. (2) (84,100) (2,994,662)
Dai Nippon Printing Co. Ltd. (2) (31,700) (1,069,577)
Daifuku Co. Ltd. (2) (32,000) (601,022)
Daikin Industries Ltd. (2) (16,500) (2,297,059)
Daiwa Securities Group, Inc. (2) (238,300) (1,829,502)
INVESTMENTS SHARES VALUE ($)
Japan - (29.0)% (continued)
Denso Corp. (2) (75,600) (1,180,043)
Dentsu Group, Inc. (2) (25,400) (643,140)
Disco Corp. (2) (3,700) (1,409,329)
East Japan Railway Co. (2) (188,100) (3,131,801)
Eisai Co. Ltd. (2) (66,700) (2,745,616)
FANUC Corp. (2) (35,800) (982,808)
Fast Retailing Co. Ltd. (2) (5,500) (1,391,177)
Fuji Electric Co. Ltd. (2) (2,700) (154,280)
FUJIFILM Holdings Corp. (2) (78,200) (1,834,314)
Goldwin, Inc. (2) (9,700) (531,243)
Hakuhodo DY Holdings, Inc. (2) (60,000) (439,212)
Hamamatsu Photonics KK (2) (70,900) (1,904,632)
Haseko Corp. (2) (27,300) (302,341)
Hoya Corp. (2) (16,600) (1,941,193)
Ibiden Co. Ltd. (2) (34,600) (1,416,258)
ITOCHU Corp. (2) (76,900) (3,780,266)
Japan Airport Terminal Co. Ltd. (2) (17,500) (598,337)
Kao Corp. (2) (18,700) (757,106)
Kawasaki Heavy Industries Ltd. (2) (3,800) (145,075)
Keisei Electric Railway Co. Ltd. (2) (67,200) (2,173,130)
Keyence Corp. (2) (6,100) (2,669,837)
Kikkoman Corp. (2) (57,900) (672,916)
Kinden Corp. (2) (23,100) (461,954)
Kintetsu Group Holdings Co. Ltd.
(2) (54,100) (1,180,003)
Kobayashi Pharmaceutical Co.
Ltd. (2) (18,100) (587,824)
Kobe Bussan Co. Ltd. (2) (43,100) (960,094)
Kubota Corp. (2) (12,400) (174,257)
Kurita Water Industries Ltd. (2) (3,300) (140,224)
Kyocera Corp. (2) (138,500) (1,597,435)
Kyoto Financial Group, Inc. (2) (61,500) (1,098,780)
Lasertec Corp. (2) (2,300) (516,305)
LY Corp. (2) (241,300) (582,660)
M3, Inc. (2) (73,300) (701,336)
Marubeni Corp. (2) (53,100) (984,611)
MatsukiyoCocokara & Co. (2) (55,000) (789,822)
MEIJI Holdings Co. Ltd. (2) (59,600) (1,289,037)
MINEBEA MITSUMI, Inc. (2) (110,800) (2,282,572)
Mitsubishi Chemical Group Corp.
(2) (120,700) (672,515)
Mitsubishi Corp. (2) (141,000) (2,771,763)
Mitsubishi HC Capital, Inc. (2) (204,100) (1,350,426)
Mitsubishi Heavy Industries Ltd. (2) (161,500) (1,738,560)
Mitsubishi Motors Corp. (2) (363,500) (1,006,274)
Mitsui & Co. Ltd. (2) (85,000) (1,938,563)
Mitsui Chemicals, Inc. (2) (13,600) (376,603)
MonotaRO Co. Ltd. (2) (69,900) (818,640)
Nexon Co. Ltd. (2) (163,600) (3,043,655)
NIDEC Corp. (2) (34,100) (1,534,484)
Nikon Corp. (2) (85,000) (862,608)
Nintendo Co. Ltd. (2) (28,000) (1,495,244)
Nippon Paint Holdings Co. Ltd. (2) (176,800) (1,155,738)
Nippon Sanso Holdings Corp. (2) (6,400) (190,062)
Nippon Telegraph & Telephone
Corp. (2) (3,225,400) (3,049,950)
Nissan Chemical Corp. (2) (128,800) (4,093,871)
Nissin Foods Holdings Co. Ltd. (2) (78,200) (1,988,295)
Nitori Holdings Co. Ltd. (2) (35,900) (3,800,627)
Nitto Denko Corp. (2) (10,800) (856,622)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (29.0)% (continued)
Nomura Research Institute Ltd. (2) (136,100) (3,846,694)
NTT Data Group Corp. (2) (151,300) (2,235,160)
Obayashi Corp. (2) (163,400) (1,952,694)
Odakyu Electric Railway Co. Ltd.
(2) (27,800) (269,632)
Olympus Corp. (2) (64,800) (1,046,023)
Omron Corp. (2) (86,600) (2,998,797)
Ono Pharmaceutical Co. Ltd. (2) (118,200) (1,615,005)
Open House Group Co. Ltd. (2) (44,000) (1,351,905)
Oriental Land Co. Ltd. (2) (86,900) (2,428,344)
Pan Pacific International Holdings
Corp. (2) (56,100) (1,312,282)
Rakuten Group, Inc. (2) (694,100) (3,595,742)
Recruit Holdings Co. Ltd. (2) (34,400) (1,850,967)
Resona Holdings, Inc. (2) (79,400) (528,180)
Rinnai Corp. (2) (24,900) (567,737)
Rohm Co. Ltd. (2) (81,900) (1,094,813)
SCSK Corp. (2) (7,100) (142,046)
Secom Co. Ltd. (2) (27,700) (1,640,505)
Sega Sammy Holdings, Inc. (2) (45,900) (681,950)
Seibu Holdings, Inc. (2) (95,800) (1,323,891)
Seiko Epson Corp. (2) (16,700) (261,072)
Sekisui House Ltd. (2) (52,100) (1,157,933)
Seven & i Holdings Co. Ltd. (2) (50,100) (612,231)
SG Holdings Co. Ltd. (2) (122,000) (1,128,176)
Sharp Corp. (2) (136,100) (787,502)
Shimadzu Corp. (2) (92,900) (2,328,446)
Shimano, Inc. (2) (3,100) (479,086)
Shin-Etsu Chemical Co. Ltd. (2) (49,400) (1,920,753)
Shinko Electric Industries Co. Ltd.
(2) (35,500) (1,241,176)
Shizuoka Financial Group, Inc. (2) (34,700) (335,439)
SMC Corp. (2) (8,500) (4,049,885)
SoftBank Corp. (2) (60,100) (735,024)
SUMCO Corp. (2) (77,300) (1,118,208)
Sumitomo Forestry Co. Ltd. (2) (33,600) (1,077,132)
Sumitomo Heavy Industries Ltd. (2) (6,600) (172,244)
Sumitomo Metal Mining Co. Ltd.
(2) (58,600) (1,780,471)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (49,000) (1,126,078)
Suzuki Motor Corp. (2) (290,400) (3,352,556)
Sysmex Corp. (2) (169,800) (2,740,903)
T&D Holdings, Inc. (2) (25,400) (443,663)
Taisei Corp. (2) (57,700) (2,146,597)
Taiyo Yuden Co. Ltd. (2) (65,300) (1,657,118)
Takeda Pharmaceutical Co. Ltd. (2) (26,800) (695,145)
Terumo Corp. (2) (181,300) (3,006,898)
TIS, Inc. (2) (32,000) (621,697)
Tobu Railway Co. Ltd. (2) (12,800) (215,801)
Toei Animation Co. Ltd. (2) (32,100) (497,292)
Toho Co. Ltd. (2) (7,600) (222,331)
Tokyu Corp. (2) (90,900) (1,003,741)
TOTO Ltd. (2) (53,500) (1,260,424)
Toyota Industries Corp. (2) (29,900) (2,543,456)
Toyota Motor Corp. (2) (223,500) (4,585,655)
Unicharm Corp. (2) (31,500) (1,012,260)
Yakult Honsha Co. Ltd. (2) (79,100) (1,417,189)
Yamaha Corp. (2) (5,900) (138,667)
Yamaha Motor Co. Ltd. (2) (196,000) (1,822,173)
INVESTMENTS SHARES VALUE ($)
Japan - (29.0)% (continued)
Yaskawa Electric Corp. (2) (66,200) (2,387,105)
Zensho Holdings Co. Ltd. (2) (22,200) (846,369)
ZOZO, Inc. (2) (216,000) (5,400,346)
(202,986,048)
Jordan - (0.0)% †
Hikma Pharmaceuticals plc (2) (14,582) (347,431)
Luxembourg - (0.1)%
Eurofins Scientific SE (2) (17,164) (859,383)
Netherlands - (2.0)%
Adyen NV (2)(b) (643) (763,676)
ASM International NV (2) (507) (387,539)
ASML Holding NV (2) (3,306) (3,369,363)
ASR Nederland NV (2) (40,994) (1,951,669)
BE Semiconductor Industries NV
(2) (5,362) (895,729)
Heineken NV (2) (17,170) (1,661,129)
IMCD NV (2) (9,746) (1,343,461)
SBM Offshore NV (2) (25,902) (396,421)
Universal Music Group NV (2) (99,635) (2,963,968)
Wolters Kluwer NV (2) (3,287) (542,809)
(14,275,764)
Norway - (0.5)%
Gjensidige Forsikring ASA (2) (15,851) (282,893)
Mowi ASA (2) (64,716) (1,075,604)
Salmar ASA (2) (29,200) (1,531,388)
Schibsted ASA, Class A (14,437) (426,200)
TOMRA Systems ASA (2) (10,437) (124,416)
(3,440,501)
Poland - (0.0)% †
InPost SA (2) (15,434) (271,570)
Portugal - (0.1)%
Galp Energia SGPS SA (2) (20,731) (437,857)
Singapore - (0.9)%
CapitaLand Investment Ltd. (2) (1,038,900) (2,031,797)
City Developments Ltd. (2) (34,700) (131,910)
DBS Group Holdings Ltd. (2) (68,079) (1,793,119)
Keppel Ltd. (2) (372,200) (1,769,256)
Seatrium Ltd. (2) (168,975) (171,390)
Singapore Technologies
Engineering Ltd. (2) (46,400) (147,754)
Singapore Telecommunications
Ltd. (2) (69,800) (141,245)
(6,186,471)
South Africa - (0.3)%
Anglo American plc (2) (72,731) (2,298,336)
Spain - (1.6)%
Acciona SA (2) (6,641) (785,933)
Amadeus IT Group SA (2) (48,910) (3,254,689)
Banco Bilbao Vizcaya Argentaria
SA (2) (80,779) (810,899)
CaixaBank SA (2) (25,695) (136,454)
Cellnex Telecom SA (2)(b) (41,435) (1,347,651)
Corp. ACCIONA Energias
Renovables SA (2) (39,263) (807,822)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - (1.6)% (continued)
Fluidra SA (2) (22,530) (469,722)
Iberdrola SA (2) (72,508) (940,786)
Industria de Diseno Textil SA (2) (5,146) (255,362)
Redeia Corp. SA (2) (139,385) (2,437,344)
(11,246,662)
Sweden - (3.0)%
Assa Abloy AB, Class B (2) (10,728) (303,823)
Atlas Copco AB, Class A (2) (63,928) (1,200,329)
Axfood AB (2) (30,423) (797,462)
Beijer Ref AB, Class B (2) (75,226) (1,161,094)
Boliden AB (2) (11,893) (382,489)
Embracer Group AB, Class B (2) (70,005) (153,086)
Epiroc AB, Class A (2) (160,877) (3,223,549)
EQT AB (2) (93,801) (2,749,998)
Hexagon AB, Class B (2) (66,916) (758,240)
Holmen AB, Class B (2) (25,584) (1,006,662)
Husqvarna AB, Class B (2) (16,032) (128,204)
Indutrade AB (2) (5,086) (130,632)
Lifco AB, Class B (2) (53,123) (1,458,082)
Saab AB, Class B (2) (88,184) (2,118,607)
Sandvik AB (2) (17,905) (359,789)
Securitas AB, Class B (2) (95,541) (947,034)
Skandinaviska Enskilda Banken
AB, Class A (2) (41,827) (618,399)
Skanska AB, Class B (2) (63,760) (1,150,254)
Svenska Cellulosa AB SCA, Class
B (2) (73,033) (1,074,812)
Svenska Handelsbanken AB,
Class A (2) (28,439) (271,767)
Swedish Orphan Biovitrum AB (38,606) (1,032,990)
(21,027,302)
Switzerland - (4.6)%
Alcon, Inc. (2) (10,951) (973,455)
Avolta AG (2) (5,926) (230,385)
Bachem Holding AG, Class B (2) (6,320) (577,505)
Barry Callebaut AG (Registered)
(2) (1,975) (3,219,668)
BKW AG (2) (1,013) (161,692)
Chocoladefabriken Lindt &
Spruengli AG (2) (183) (2,137,589)
Cie Financiere Richemont SA
(Registered) (2) (11,966) (1,870,082)
Clariant AG (Registered) (2) (8,804) (138,694)
DSM-Firmenich AG (2) (23,962) (2,698,245)
EMS-Chemie Holding AG
(Registered) (2) (1,204) (985,251)
Galenica AG (2)(b) (9,401) (769,909)
Georg Fischer AG (Registered) (2) (2,495) (166,904)
Helvetia Holding AG (Registered)
(2) (12,614) (1,704,905)
Partners Group Holding AG (2) (526) (673,573)
Schindler Holding AG (2) (8,601) (2,158,022)
SGS SA (Registered) (2) (1,492) (133,015)
SIG Group AG (2) (140,006) (2,572,728)
Sika AG (Registered) (2) (6,781) (1,935,703)
Straumann Holding AG
(Registered) (2) (18,062) (2,229,548)
Swatch Group AG (The) (2) (2,966) (607,666)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.6)% (continued)
Swiss Life Holding AG (Registered)
(2) (1,958) (1,437,040)
Swisscom AG (Registered) (2) (2,747) (1,544,681)
Tecan Group AG (Registered) (2) (3,830) (1,282,350)
UBS Group AG (Registered) (2) (36,308) (1,066,372)
VAT Group AG (2)(b) (2,136) (1,206,107)
(32,481,089)
United Kingdom - (6.5)%
Admiral Group plc (2) (22,434) (741,332)
Ashtead Group plc (2) (36,840) (2,456,259)
AstraZeneca plc (2) (19,026) (2,961,075)
BAE Systems plc (2) (86,122) (1,434,503)
Barratt Developments plc (2) (406,826) (2,416,192)
Berkeley Group Holdings plc (2) (47,554) (2,747,649)
Croda International plc (2) (29,408) (1,463,021)
Diageo plc (2) (35,848) (1,125,412)
Entain plc (2) (132,687) (1,052,167)
Flutter Entertainment plc (2) (11,634) (2,116,205)
Halma plc (2) (24,690) (841,573)
Harbour Energy plc (2) (85,947) (337,453)
Hargreaves Lansdown plc (2) (124,101) (1,768,992)
Hays plc (2) (116,101) (138,317)
Informa plc (2) (56,112) (605,558)
Investec plc (2) (32,891) (237,765)
JD Sports Fashion plc (2) (744,253) (1,117,598)
Legal & General Group plc (2) (509,374) (1,458,627)
Melrose Industries plc (2) (102,638) (714,817)
National Grid plc (2) (96,354) (1,075,902)
NatWest Group plc (2) (161,253) (634,385)
Next plc (2) (1,846) (210,662)
Rentokil Initial plc (2) (176,525) (1,025,187)
RS GROUP plc (2) (83,972) (742,095)
Sage Group plc (The) (2) (109,503) (1,500,226)
Severn Trent plc (2) (45,729) (1,376,412)
Smith & Nephew plc (2) (37,575) (465,641)
Spirax Group plc (2) (15,889) (1,702,975)
SSE plc (2) (60,100) (1,357,274)
St James's Place plc (2) (32,316) (222,071)
Taylor Wimpey plc (2) (534,656) (957,421)
Unilever plc (2) (94,666) (5,195,966)
United Utilities Group plc (2) (63,151) (784,501)
Wise plc, Class A (2) (217,500) (1,865,420)
WPP plc (2) (62,634) (573,519)
(45,424,172)
United States - (99.4)%
AAON, Inc. (25,328) (2,209,615)
Abbott Laboratories (11,048) (1,147,998)
AbbVie, Inc. (19,755) (3,388,378)
Acadia Healthcare Co., Inc. (21,587) (1,457,986)
Accenture plc, Class A (12,545) (3,806,278)
Advance Auto Parts, Inc. (39,772) (2,518,761)
Affirm Holdings, Inc., Class A (107,124) (3,236,216)
Aflac, Inc. (1,511) (134,947)
Agilent Technologies, Inc. (8,794) (1,139,966)
Air Lease Corp., Class A (18,278) (868,753)
Air Products and Chemicals, Inc. (8,305) (2,143,105)
Albemarle Corp. (18,341) (1,751,932)
Alcoa Corp. (3,427) (136,326)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Alexandria Real Estate Equities,
Inc., REIT (1,172) (137,089)
Allegion plc (3,306) (390,604)
ALLETE, Inc. (18,132) (1,130,530)
Alliant Energy Corp. (48,575) (2,472,468)
American Electric Power Co., Inc. (20,228) (1,774,805)
American Express Co. (1,800) (416,790)
American Financial Group, Inc. (5,900) (725,818)
American Homes 4 Rent, Class
A, REIT (36,287) (1,348,425)
American Tower Corp., REIT (10,882) (2,115,243)
AMETEK, Inc. (8,603) (1,434,206)
Amgen, Inc. (2,428) (758,629)
Amphenol Corp., Class A (1,983) (133,595)
Analog Devices, Inc. (1,465) (334,401)
Aon plc, Class A (5,061) (1,485,808)
AppLovin Corp., Class A (12,937) (1,076,617)
Aramark (37,719) (1,283,200)
Arcadium Lithium plc (300,972) (1,011,266)
Arch Capital Group Ltd. (9,074) (915,476)
Armstrong World Industries, Inc. (2,386) (270,191)
Arrowhead Pharmaceuticals, Inc. (77,984) (2,026,804)
Arthur J Gallagher & Co. (21,098) (5,470,922)
ASGN, Inc. (13,622) (1,201,052)
Aspen Technology, Inc. (8,771) (1,742,184)
Associated Banc-Corp. (60,674) (1,283,255)
Atlassian Corp., Class A (14,146) (2,502,144)
Autodesk, Inc. (11,023) (2,727,641)
Automatic Data Processing, Inc. (10,501) (2,506,484)
Avantor, Inc. (29,644) (628,453)
Avery Dennison Corp. (10,790) (2,359,234)
Avient Corp. (3,128) (136,537)
Axon Enterprise, Inc. (8,868) (2,609,320)
Azenta, Inc. (27,868) (1,466,414)
Bath & Body Works, Inc. (53,748) (2,098,859)
Becton Dickinson & Co. (849) (198,420)
Belden, Inc. (18,019) (1,690,182)
Bentley Systems, Inc., Class B (33,675) (1,662,198)
BILL Holdings, Inc. (21,440) (1,128,173)
Biogen, Inc. (6,694) (1,551,803)
BioMarin Pharmaceutical, Inc. (1,646) (135,515)
Bio-Rad Laboratories, Inc., Class A (4,348) (1,187,482)
Bio-Techne Corp. (22,447) (1,608,328)
BJ's Wholesale Club Holdings, Inc. (35,623) (3,129,124)
Blackstone, Inc. (25,201) (3,119,884)
Block, Inc., Class A (9,626) (620,781)
Blue Owl Capital, Inc., Class A (223,069) (3,959,475)
Boeing Co. (The) (6,852) (1,247,133)
BorgWarner, Inc. (12,288) (396,165)
Boston Scientific Corp. (18,285) (1,408,128)
Bright Horizons Family Solutions,
Inc. (24,548) (2,702,244)
Brighthouse Financial, Inc. (11,627) (503,914)
Brixmor Property Group, Inc., REIT (6,049) (139,671)
Brookfield Renewable Corp., Class
A (24,800) (702,641)
Brown & Brown, Inc. (17,892) (1,599,724)
Brown-Forman Corp., Class B (44,589) (1,925,799)
BRP, Inc. (31,417) (2,012,865)
Brunswick Corp. (47,498) (3,456,429)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Bunge Global SA (1,887) (201,475)
BWX Technologies, Inc. (2,633) (250,135)
Cabot Corp. (1,430) (131,403)
Cadence Bank (19,727) (557,880)
Cadence Design Systems, Inc. (6,442) (1,982,526)
Caesars Entertainment, Inc. (14,705) (584,377)
Campbell Soup Co. (41,701) (1,884,468)
Capital One Financial Corp. (8,316) (1,151,350)
Carnival Corp. (174,521) (3,267,033)
Carrier Global Corp. (45,441) (2,866,418)
Carter's, Inc. (10,759) (666,735)
Casey's General Stores, Inc. (749) (285,788)
Cboe Global Markets, Inc. (2,294) (390,118)
CBRE Group, Inc., Class A (3,338) (297,449)
CDW Corp. (6,473) (1,448,916)
Celanese Corp., Class A (24,360) (3,285,920)
Celsius Holdings, Inc. (5,310) (303,148)
Cencora, Inc. (7,916) (1,783,475)
Certara, Inc. (56,461) (781,985)
CF Industries Holdings, Inc. (17,090) (1,266,711)
CH Robinson Worldwide, Inc. (9,761) (860,139)
Charles River Laboratories
International, Inc. (2,825) (583,589)
Charles Schwab Corp. (The) (36,115) (2,661,314)
Chart Industries, Inc. (7,840) (1,131,626)
Charter Communications, Inc.,
Class A (9,491) (2,837,429)
Chemed Corp. (1,313) (712,408)
Chesapeake Energy Corp. (13,307) (1,093,702)
Chevron Corp. (4,315) (674,952)
Choice Hotels International, Inc. (29,204) (3,475,276)
Chord Energy Corp. (12,598) (2,112,433)
Church & Dwight Co., Inc. (15,210) (1,576,973)
Churchill Downs, Inc. (5,306) (740,718)
Cintas Corp. (2,824) (1,977,534)
Cisco Systems, Inc. (30,853) (1,465,826)
Clarivate plc (241,632) (1,374,886)
Clearway Energy, Inc., Class C (34,121) (842,447)
Cloudflare, Inc., Class A (4,494) (372,238)
CMS Energy Corp. (18,378) (1,094,042)
Coca-Cola Co. (The) (23,961) (1,525,118)
Cognex Corp. (5,211) (243,666)
Cognizant Technology Solutions
Corp., Class A (1,998) (135,864)
Columbia Sportswear Co. (27,176) (2,149,078)
Comerica, Inc. (18,878) (963,533)
Conagra Brands, Inc. (42,672) (1,212,738)
Confluent, Inc., Class A (6,491) (191,679)
Constellation Brands, Inc., Class A (16,475) (4,238,688)
Cooper Cos., Inc. (The) (4,103) (358,192)
Copart, Inc. (56,198) (3,043,684)
Core & Main, Inc., Class A (13,259) (648,895)
Corning, Inc. (3,375) (131,119)
Corpay, Inc. (1,762) (469,414)
CoStar Group, Inc. (30,518) (2,262,605)
Coty, Inc., Class A (219,620) (2,200,592)
Crane NXT Co. (10,291) (632,073)
CRH plc (2) (6,473) (479,677)
Crocs, Inc. (9,605) (1,401,754)
CSL Ltd. (2) (13,454) (2,638,293)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
CSX Corp. (52,618) (1,760,072)
CubeSmart, REIT (39,946) (1,804,361)
Danaher Corp. (11,342) (2,833,799)
Darden Restaurants, Inc. (6,959) (1,053,036)
Dayforce, Inc. (15,352) (761,459)
Deckers Outdoor Corp. (1,815) (1,756,829)
Deere & Co. (8,216) (3,069,744)
Dexcom, Inc. (14,046) (1,592,535)
Digital Realty Trust, Inc., REIT (5,491) (834,907)
Dollar General Corp. (15,371) (2,032,507)
Dollar Tree, Inc. (20,771) (2,217,720)
Dominion Energy, Inc. (26,012) (1,274,588)
DoorDash, Inc., Class A (4,634) (504,087)
Dover Corp. (12,884) (2,324,918)
Doximity, Inc., Class A (42,428) (1,186,711)
Dropbox, Inc., Class A (101,916) (2,290,053)
DTE Energy Co. (4,173) (463,245)
DXC Technology Co. (23,083) (440,654)
EastGroup Properties, Inc., REIT (1,686) (286,789)
Edison International (1,895) (136,080)
Elanco Animal Health, Inc. (93,131) (1,343,880)
Elastic NV (5,142) (585,725)
Elevance Health, Inc. (2,385) (1,292,336)
elf Beauty, Inc. (7,021) (1,479,465)
Emerson Electric Co. (3,961) (436,344)
Enovis Corp. (13,029) (588,911)
Entegris, Inc. (1,696) (229,638)
Envista Holdings Corp. (7,838) (130,346)
EQT Corp. (69,002) (2,551,694)
Equifax, Inc. (4,914) (1,191,448)
Equity LifeStyle Properties, Inc.,
REIT (4,319) (281,296)
Equity Residential, REIT (4,629) (320,975)
Erie Indemnity Co., Class A (6,359) (2,304,502)
Esab Corp. (2,589) (244,479)
Essential Utilities, Inc. (17,951) (670,111)
Essex Property Trust, Inc., REIT (488) (132,834)
Exelon Corp. (13,114) (453,876)
ExlService Holdings, Inc. (44,522) (1,396,210)
Expedia Group, Inc. (8,375) (1,055,166)
Expeditors International of
Washington, Inc. (7,788) (971,865)
Experian plc (2) (10,884) (505,636)
Extra Space Storage, Inc., REIT (32,381) (5,032,331)
FactSet Research Systems, Inc. (528) (215,567)
Fastenal Co. (22,159) (1,392,472)
FedEx Corp. (5,223) (1,566,064)
Ferguson plc (1,317) (255,037)
Ferrovial SE (2) (55,891) (2,171,246)
Fifth Third Bancorp (108,664) (3,965,149)
First Financial Bankshares, Inc. (63,731) (1,881,976)
First Industrial Realty Trust, Inc.,
REIT (16,654) (791,232)
First Solar, Inc. (526) (118,592)
FirstEnergy Corp. (23,702) (907,076)
Fiserv, Inc. (3,434) (511,803)
Five9, Inc. (33,884) (1,494,284)
Floor & Decor Holdings, Inc., Class
A (8,640) (858,902)
Fortrea Holdings, Inc. (23,716) (553,531)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Fox Corp., Class A (36,116) (1,241,307)
Frontier Communications Parent,
Inc. (64,084) (1,677,719)
FTI Consulting, Inc. (13,617) (2,934,872)
Gaming and Leisure Properties,
Inc., REIT (3,887) (175,731)
Gap, Inc. (The) (56,500) (1,349,785)
GATX Corp. (10,259) (1,357,881)
GE HealthCare Technologies, Inc. (5,550) (432,456)
Generac Holdings, Inc. (2,726) (360,432)
General Mills, Inc. (17,589) (1,112,680)
Gentex Corp. (84,749) (2,856,889)
Glacier Bancorp, Inc. (26,209) (978,120)
GLOBALFOUNDRIES, Inc. (4,226) (213,667)
Globant SA (2,831) (504,654)
Globus Medical, Inc., Class A (28,324) (1,939,911)
Goldman Sachs Group, Inc. (The) (752) (340,145)
Graco, Inc. (8,432) (668,489)
Graham Holdings Co., Class B (452) (316,197)
GRAIL, Inc. (168) (2,582)
Graphic Packaging Holding Co. (92,501) (2,424,451)
Greif, Inc., Class A (2,206) (126,779)
GXO Logistics, Inc. (5,571) (281,336)
Haemonetics Corp. (8,003) (662,088)
Haleon plc (2) (692,620) (2,818,075)
Hayward Holdings, Inc. (110,320) (1,356,936)
HEICO Corp. (11,207) (2,505,997)
Helen of Troy Ltd. (9,605) (890,768)
Henry Schein, Inc. (29,763) (1,907,808)
Highwoods Properties, Inc., REIT (8,244) (216,570)
Hilton Grand Vacations, Inc. (26,790) (1,083,120)
Honeywell International, Inc. (3,000) (640,620)
Houlihan Lokey, Inc., Class A (26,110) (3,521,195)
Howard Hughes Holdings, Inc. (16,990) (1,101,292)
HP, Inc. (67,236) (2,354,605)
Hubbell, Inc., Class B (2,244) (820,137)
HubSpot, Inc. (999) (589,200)
Humana, Inc. (4,008) (1,497,589)
Hyatt Hotels Corp., Class A (1,758) (267,075)
IAC, Inc. (68,617) (3,214,706)
ICU Medical, Inc. (10,885) (1,292,594)
IDACORP, Inc. (18,493) (1,722,623)
IDEX Corp. (3,846) (773,815)
Illumina, Inc. (1,012) (105,633)
Informatica, Inc., Class A (36,103) (1,114,861)
Ingersoll Rand, Inc. (37,266) (3,385,243)
Insperity, Inc. (7,084) (646,132)
Integra LifeSciences Holdings
Corp. (16,578) (483,083)
Intercontinental Exchange, Inc. (25,633) (3,508,901)
International Business Machines
Corp. (5,377) (929,952)
International Paper Co. (20,554) (886,905)
Interpublic Group of Cos., Inc.
(The) (23,358) (679,484)
Intuit, Inc. (1,482) (973,985)
Intuitive Surgical, Inc. (3,209) (1,427,524)
Ionis Pharmaceuticals, Inc. (86,417) (4,118,634)
Iron Mountain, Inc., REIT (3,090) (276,926)
Jack Henry & Associates, Inc. (6,631) (1,100,879)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Janus Henderson Group plc (17,119) (577,081)
Jefferies Financial Group, Inc. (11,587) (576,569)
Johnson Controls International plc (40,592) (2,698,150)
JPMorgan Chase & Co. (9,624) (1,946,550)
KB Home (17,172) (1,205,131)
Kenvue, Inc. (67,788) (1,232,386)
KeyCorp (57,844) (821,963)
Keysight Technologies, Inc. (9,488) (1,297,484)
Kilroy Realty Corp., REIT (9,078) (282,961)
Kinsale Capital Group, Inc. (3,220) (1,240,602)
Kite Realty Group Trust, REIT (10,888) (243,673)
KKR & Co., Inc. (16,091) (1,693,417)
Knight-Swift Transportation
Holdings, Inc., Class A (25,072) (1,251,594)
Lamb Weston Holdings, Inc. (26,407) (2,220,301)
Lancaster Colony Corp. (9,426) (1,781,231)
Landstar System, Inc. (5,028) (927,565)
Lattice Semiconductor Corp. (27,384) (1,587,998)
Liberty Broadband Corp., Class C (28,473) (1,560,890)
Lincoln Electric Holdings, Inc. (888) (167,512)
Linde plc (7,976) (3,499,949)
Lithia Motors, Inc., Class A (5,138) (1,297,088)
Live Nation Entertainment, Inc. (34,923) (3,273,682)
LKQ Corp. (42,469) (1,766,286)
Lockheed Martin Corp. (4,112) (1,920,715)
Lowe's Cos., Inc. (27,267) (6,011,284)
LPL Financial Holdings, Inc. (3,635) (1,015,256)
Lucid Group, Inc. (200,000) (522,000)
Lumentum Holdings, Inc. (49,444) (2,517,688)
Lyft, Inc., Class A (22,821) (321,776)
M&T Bank Corp. (17,520) (2,651,827)
MACOM Technology Solutions
Holdings, Inc. (29,440) (3,281,677)
Macy's, Inc. (134,796) (2,588,083)
Maravai LifeSciences Holdings,
Inc., Class A (51,318) (367,437)
Markel Group, Inc. (418) (658,626)
MarketAxess Holdings, Inc. (2,161) (433,345)
Marriott International, Inc., Class A (559) (135,149)
Marsh & McLennan Cos., Inc. (10,322) (2,175,052)
Masimo Corp. (10,499) (1,322,244)
Mastercard, Inc., Class A (301) (132,789)
Match Group, Inc. (34,342) (1,043,310)
Maximus, Inc. (1,545) (132,407)
McDonald's Corp. (15,044) (3,833,813)
MDU Resources Group, Inc. (15,625) (392,188)
Merck & Co., Inc. (11,810) (1,462,078)
Mercury Systems, Inc. (22,591) (609,731)
Meta Platforms, Inc., Class A (1,629) (821,374)
Mettler-Toledo International, Inc. (230) (321,446)
MGIC Investment Corp. (12,131) (261,423)
MGM Resorts International (135,855) (6,037,397)
Microchip Technology, Inc. (17,155) (1,569,683)
Microsoft Corp. (19,390) (8,666,362)
Middleby Corp. (The) (7,661) (939,315)
Moderna, Inc. (10,658) (1,265,638)
Mohawk Industries, Inc. (3,621) (411,309)
MongoDB, Inc., Class A (7,455) (1,863,452)
Monster Beverage Corp. (31,166) (1,556,742)
Moody's Corp. (6,647) (2,797,922)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Morgan Stanley (11,207) (1,089,208)
Morningstar, Inc. (1,471) (435,195)
Motorola Solutions, Inc. (3,061) (1,181,699)
MP Materials Corp. (180,663) (2,299,840)
MSA Safety, Inc. (3,558) (667,801)
Murphy USA, Inc. (965) (453,029)
Nasdaq, Inc. (16,627) (1,001,943)
National Storage Affiliates Trust,
REIT (16,245) (669,619)
nCino, Inc. (42,591) (1,339,487)
Neogen Corp. (105,357) (1,646,730)
Nestle SA (Registered) (2) (3,372) (344,195)
New Fortress Energy, Inc. (129,662) (2,849,971)
New York Community Bancorp,
Inc. (507,179) (1,633,116)
NewMarket Corp. (263) (135,595)
Newmont Corp. (50,518) (2,115,189)
NextEra Energy, Inc. (7,421) (525,481)
NIKE, Inc., Class B (67,811) (5,110,915)
Nordson Corp. (8,829) (2,047,798)
Nordstrom, Inc. (40,496) (859,325)
Norfolk Southern Corp. (4,469) (959,450)
Northwestern Energy Group, Inc. (6,804) (340,744)
Norwegian Cruise Line Holdings
Ltd. (140,350) (2,637,177)
Novanta, Inc. (5,976) (974,745)
Nucor Corp. (14,376) (2,272,558)
NVR, Inc. (431) (3,270,669)
Occidental Petroleum Corp. (10,869) (685,073)
Okta, Inc., Class A (22,821) (2,136,274)
Old National Bancorp (72,906) (1,253,254)
Omnicom Group, Inc. (12,506) (1,121,788)
ONE Gas, Inc. (13,692) (874,234)
ONEOK, Inc. (20,239) (1,650,490)
Onto Innovation, Inc. (944) (207,265)
Option Care Health, Inc. (69,279) (1,919,028)
Oracle Corp. (5,967) (842,540)
O'Reilly Automotive, Inc. (5,361) (5,661,538)
Ormat Technologies, Inc. (11,665) (836,381)
Otis Worldwide Corp. (4,236) (407,757)
Palantir Technologies, Inc., Class A (37,282) (944,353)
Palo Alto Networks, Inc. (2,276) (771,587)
Paychex, Inc. (31,202) (3,699,309)
Paycom Software, Inc. (1,820) (260,333)
Paycor HCM, Inc. (38,086) (483,692)
Paylocity Holding Corp. (7,913) (1,043,329)
PBF Energy, Inc., Class A (4,991) (229,686)
Peloton Interactive, Inc., Class A (87,948) (297,264)
Penn Entertainment, Inc. (34,070) (659,425)
Permian Resources Corp., Class A (120,175) (1,940,826)
Philip Morris International, Inc. (22,876) (2,318,025)
Phillips 66 (3,464) (489,013)
Phinia, Inc. (23,857) (939,012)
Pinnacle Financial Partners, Inc. (7,730) (618,709)
Pinnacle West Capital Corp. (3,756) (286,883)
Pinterest, Inc., Class A (61,810) (2,723,967)
Planet Fitness, Inc., Class A (68,752) (5,059,460)
Plug Power, Inc. (408,914) (952,770)
PNC Financial Services Group,
Inc. (The) (15,086) (2,345,571)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Pool Corp. (7,896) (2,426,678)
Portland General Electric Co. (16,473) (712,293)
Post Holdings, Inc. (9,766) (1,017,227)
PotlatchDeltic Corp., REIT (11,317) (445,777)
PPL Corp. (8,259) (228,361)
Premier, Inc., Class A (26,584) (496,323)
Primerica, Inc. (7,880) (1,864,250)
Principal Financial Group, Inc. (6,302) (494,392)
Procore Technologies, Inc. (3,411) (226,183)
Procter & Gamble Co. (The) (7,181) (1,184,291)
Progyny, Inc. (33,343) (953,943)
Prologis, Inc., REIT (6,604) (741,695)
PTC, Inc. (14,598) (2,652,019)
Public Service Enterprise Group,
Inc. (39,276) (2,894,641)
PVH Corp. (7,955) (842,196)
QIAGEN NV (2) (6,742) (278,566)
Qorvo, Inc. (4,216) (489,225)
Quanta Services, Inc. (6,516) (1,655,650)
QuantumScape Corp. (354,464) (1,743,963)
Range Resources Corp. (30,658) (1,027,963)
Raymond James Financial, Inc. (4,322) (534,242)
Rayonier, Inc., REIT (12,603) (366,621)
RBC Bearings, Inc. (4,021) (1,084,785)
Regal Rexnord Corp. (2,489) (336,563)
Regency Centers Corp., REIT (14,807) (920,995)
Regeneron Pharmaceuticals, Inc. (1,379) (1,449,370)
Regions Financial Corp. (262,301) (5,256,512)
Reliance, Inc. (7,220) (2,062,032)
RenaissanceRe Holdings Ltd. (1,849) (413,270)
Repligen Corp. (12,518) (1,578,019)
Revvity, Inc. (20,508) (2,150,469)
Rexford Industrial Realty, Inc.,
REIT (9,204) (410,406)
RH (5,921) (1,447,329)
RLI Corp. (5,993) (843,155)
ROBLOX Corp., Class A (15,153) (563,843)
Rockwell Automation, Inc. (2,513) (691,779)
Roivant Sciences Ltd. (151,425) (1,600,562)
Royal Caribbean Cruises Ltd. (14,340) (2,286,226)
RPM International, Inc. (12,212) (1,314,988)
RTX Corp. (6,288) (631,252)
Ryan Specialty Holdings, Inc.,
Class A (2,407) (139,389)
S&P Global, Inc. (5,216) (2,326,336)
Saia, Inc. (3,506) (1,662,861)
Sanofi SA (2) (12,563) (1,211,615)
Schneider National, Inc., Class B (60,235) (1,455,278)
SEI Investments Co. (18,210) (1,178,005)
Service Corp. International (27,987) (1,990,715)
Sherwin-Williams Co. (The) (820) (244,713)
Shift4 Payments, Inc., Class A (31,965) (2,344,633)
Silgan Holdings, Inc. (33,180) (1,404,509)
Silicon Laboratories, Inc. (8,744) (967,349)
Simpson Manufacturing Co., Inc. (8,524) (1,436,550)
SiteOne Landscape Supply, Inc. (2,914) (353,789)
Snap, Inc., Class A (25,461) (422,907)
SoFi Technologies, Inc. (65,063) (430,066)
Southern Co. (The) (82,237) (6,379,125)
SouthState Corp. (9,327) (712,769)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Southwest Gas Holdings, Inc. (37,827) (2,662,264)
Spectrum Brands Holdings, Inc. (1,520) (130,614)
Spire, Inc. (13,008) (789,976)
Spirit AeroSystems Holdings, Inc.,
Class A (36,579) (1,202,352)
Sprouts Farmers Market, Inc. (8,322) (696,219)
STAG Industrial, Inc., REIT (9,146) (329,805)
Starbucks Corp. (79,508) (6,189,699)
Stellantis NV (2) (10,792) (213,344)
STERIS plc (2,780) (610,321)
Stryker Corp. (7,679) (2,612,780)
Sun Communities, Inc., REIT (6,830) (821,922)
Swiss Re AG (2) (10,679) (1,323,950)
Synaptics, Inc. (4,362) (384,728)
Synopsys, Inc. (5,015) (2,984,226)
Synovus Financial Corp. (29,582) (1,188,901)
Sysco Corp. (8,491) (606,172)
Take-Two Interactive Software, Inc. (37,464) (5,825,277)
Tandem Diabetes Care, Inc. (22,928) (923,769)
TEGNA, Inc. (79,810) (1,112,551)
Teledyne Technologies, Inc. (4,189) (1,625,248)
Tempur Sealy International, Inc. (40,230) (1,904,488)
Tesla, Inc. (10,537) (2,085,062)
Tetra Tech, Inc. (8,761) (1,791,449)
Texas Instruments, Inc. (10,783) (2,097,617)
Thermo Fisher Scientific, Inc. (2,322) (1,284,066)
Thor Industries, Inc. (6,996) (653,776)
Timken Co. (The) (4,961) (397,525)
T-Mobile US, Inc. (9,496) (1,673,005)
Toro Co. (The) (26,778) (2,504,011)
TPG, Inc. (64,641) (2,679,369)
Tractor Supply Co. (8,342) (2,252,340)
Tradeweb Markets, Inc., Class A (9,110) (965,660)
TransDigm Group, Inc. (710) (907,103)
Trex Co., Inc. (16,848) (1,248,774)
Tyler Technologies, Inc. (2,851) (1,433,426)
Tyson Foods, Inc., Class A (15,253) (871,556)
UDR, Inc., REIT (3,347) (137,729)
U-Haul Holding Co. (573) (35,371)
Ultragenyx Pharmaceutical, Inc. (21,900) (900,090)
Under Armour, Inc., Class A (190,024) (1,267,460)
Union Pacific Corp. (2,748) (621,762)
United Airlines Holdings, Inc. (13,223) (643,431)
United Bankshares, Inc. (14,887) (482,934)
UnitedHealth Group, Inc. (8,529) (4,343,479)
Unity Software, Inc. (68,131) (1,107,810)
Valvoline, Inc. (65,085) (2,811,672)
Veralto Corp. (5,616) (536,160)
Verizon Communications, Inc. (22,006) (907,527)
Vertex Pharmaceuticals, Inc. (5,770) (2,704,514)
Viasat, Inc. (56,891) (722,516)
Viatris, Inc. (65,696) (698,348)
VICI Properties, Inc., Class A,
REIT (19,579) (560,743)
Visa, Inc., Class A (14,664) (3,848,860)
Vishay Intertechnology, Inc. (67,454) (1,504,224)
Visteon Corp. (3,628) (387,108)
Vontier Corp. (7,572) (289,250)
Vornado Realty Trust, REIT (71,090) (1,868,956)
Walgreens Boots Alliance, Inc. (21,130) (255,567)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (99.4)% (continued)
Walt Disney Co. (The) (21,125) (2,097,501)
Warner Bros Discovery, Inc. (90,600) (674,064)
Waste Connections, Inc. (14,807) (2,596,556)
Waste Management, Inc. (8,824) (1,882,512)
Waters Corp. (6,963) (2,020,106)
Watsco, Inc. (4,712) (2,182,787)
Watts Water Technologies, Inc.,
Class A (735) (134,777)
Wayfair, Inc., Class A (36,104) (1,903,764)
Welltower, Inc., REIT (16,677) (1,738,577)
West Pharmaceutical Services,
Inc. (5,498) (1,810,986)
WEX, Inc. (1,347) (238,608)
Weyerhaeuser Co., REIT (36,926) (1,048,329)
White Mountains Insurance Group
Ltd. (150) (272,618)
Williams Cos., Inc. (The) (57,079) (2,425,858)
Williams-Sonoma, Inc. (19,051) (5,379,431)
WillScot Mobile Mini Holdings
Corp. (27,302) (1,027,647)
Wintrust Financial Corp. (6,288) (619,745)
Wolfspeed, Inc. (68,279) (1,554,030)
WP Carey, Inc., REIT (12,418) (683,611)
WW Grainger, Inc. (1,589) (1,433,659)
Wyndham Hotels & Resorts, Inc. (18,734) (1,386,316)
XPO, Inc. (3,955) (419,823)
Xylem, Inc. (7,732) (1,048,691)
YETI Holdings, Inc. (87,095) (3,322,674)
Yum! Brands, Inc. (31,415) (4,161,231)
Zebra Technologies Corp., Class A (3,626) (1,120,180)
Zillow Group, Inc., Class C (12,626) (585,720)
Zoetis, Inc., Class A (795) (137,821)
ZoomInfo Technologies, Inc., Class
A (71,353) (911,178)
(695,706,673)
TOTAL COMMON STOCKS
(Proceeds $(1,239,597,018)) (1,215,576,084)
PREFERRED STOCKS - (0.7)%
Germany - (0.7)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (47,592) (3,540,532)
Henkel AG & Co. KGaA
(Preference) (2) (1,550) (138,007)
Sartorius AG (Preference) (2) (5,503) (1,288,176)
TOTAL PREFERRED STOCKS
(Proceeds $(6,089,076)) (4,966,715)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
Italy - 0.0%
Amplifon SpA, expiring 7/9/2024
(2)
(Proceeds $–) (23,597) –
TOTAL SHORT POSITIONS
(Proceeds $(1,245,686,094)) (1,220,542,799)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 80.3%
(Cost $529,746,934) 562,840,002
OTHER ASSETS IN EXCESS OF
LIABILITIES - 19.7% ‡ 138,123,065
NET ASSETS - 100.0% 700,963,067
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (3,019,805) (0.4) %
Consumer Discretionary (11,920,159) (1.7)
Consumer Staples (10,567,299) (1.5)
Energy 47,722,423 6.8
Financials 83,355,987 11.9
Health Care (51,511,706) (7.4)
Industrials 16,780,408 2.4
Information Technology (11,869,120) (1.7)
Materials 17,997,428 2.6
Real Estate (13,330,652) (1.9)
Utilities (387,540) (0.1)
Investment Companies 263,108,658 37.6
U.S. Treasury Obligations 236,481,379 33.7
Total Investments In Securities
At Value 562,840,002 80.3
Other Assets in Excess of
Liabilities ‡ 138,123,065 19.7
Net Assets
$ 700,963,067 100.0%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $1,257,097,923, which is inclusive of rehypothecated amounts disclosed below. In addition, $74,947,567 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $5,639,258, which represents 0.80% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2024 amounted to $147,555,873.
(d) Represents 7-day effective yield as of June 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 37.3%
INVESTMENT COMPANIES - 37.3%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $261,559,303) $104,076,481 $624,705,534 $(467,205,130) $11,286 $1,820 $261,589,991 261,694,669 $5,279,732 $–
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 248 USD 277 CITI 9/18/2024 $ 2
CHF 248 USD 277 JPMC 9/18/2024 2
USD 292 DKK 2,000 CITI 9/18/2024 4
USD 292 DKK 2,000 JPMC 9/18/2024 4
USD 14,987,323 EUR 13,818,500 CITI 9/18/2024 131,468
USD 14,987,398 EUR 13,818,500 JPMC 9/18/2024 131,543
USD 6,634,187 GBP 5,194,000 CITI 9/18/2024 64,591
USD 6,634,220 GBP 5,194,000 JPMC 9/18/2024 64,624
USD 8,794,823 JPY 1,355,000,000 CITI 9/18/2024 269,980
USD 8,794,867 JPY 1,355,000,000 JPMC 9/18/2024 270,023
USD 951,131 NOK 10,000,000 CITI 9/18/2024 12,690
USD 951,135 NOK 10,000,000 JPMC 9/18/2024 12,694
USD 1,481,807 SEK 15,500,000 CITI 9/18/2024 13,428
USD 1,481,814 SEK 15,500,000 JPMC 9/18/2024 13,435
USD 20,491 SGD 27,500 CITI 9/18/2024 135
USD 20,491 SGD 27,500 JPMC 9/18/2024 135
USD 3,705,914 HKD 28,871,500 CITI 9/19/2024 416
USD 3,705,933 HKD 28,871,500 JPMC 9/19/2024 435
Total unrealized appreciation 985,609
CHF 252 USD 286 CITI 9/18/2024 (3)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 252 USD 286 JPMC 9/18/2024 $ (3)
DKK 2,000 USD 294 CITI 9/18/2024 (5)
DKK 2,000 USD 294 JPMC 9/18/2024 (5)
EUR 1,469,000 USD 1,579,936 CITI 9/18/2024 (659)
EUR 1,469,000 USD 1,579,929 JPMC 9/18/2024 (651)
GBP 2,082,500 USD 2,636,419 CITI 9/18/2024 (2,383)
GBP 2,082,500 USD 2,636,406 JPMC 9/18/2024 (2,370)
JPY 1,350,000,000 USD 8,580,747 CITI 9/18/2024 (87,361)
JPY 1,350,000,000 USD 8,580,704 JPMC 9/18/2024 (87,318)
HKD 13,123,000 USD 1,685,256 CITI 9/19/2024 (992)
HKD 13,123,000 USD 1,685,248 JPMC 9/19/2024 (983)
USD 12,828 HKD 100,000 CITI 9/19/2024 (6)
USD 12,828 HKD 100,000 JPMC 9/19/2024 (6)
Total unrealized depreciation (182,745)
Net unrealized appreciation $ 802,864
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.00%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
36 months
maturity
07/19/2024
$– $(14) $284,693 $284,679
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.68%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
49 months
maturity
07/22/2025
$259 $11 $(30,019) $(30,008)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Cash $ (380,619) $ – $ (380,619)
Investment Companies 606,829 – 606,829
JPMC
Cash (3,648) – (3,648)
Investment Companies 911,838 – 911,838
MLIN
Cash 8,620 – 8,620
MSIP
Cash (591,552) – (591,552)
U.S. Treasury Bills 58,948 – 58,948

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 276.1%
COMMON STOCKS - 197.6%
Australia - 3.7%
AGL Energy Ltd. (2)(a) 306,323 2,207,207
ANZ Group Holdings Ltd. (2)(a) 26,712 501,857
Aristocrat Leisure Ltd. (2)(a) 115,471 3,823,884
Atlas Arteria Ltd. (2)(a) 120,745 410,439
BlueScope Steel Ltd. (2)(a) 164,819 2,237,359
Brambles Ltd. (2)(a) 252,554 2,437,129
Cochlear Ltd. (2)(a) 22,603 4,989,386
Coles Group Ltd. (2)(a) 211,238 2,393,032
Computershare Ltd. (2)(a) 141,934 2,482,402
Evolution Mining Ltd. (2)(a) 1,106,978 2,588,520
Fortescue Ltd. (2)(a) 101,952 1,451,435
Harvey Norman Holdings Ltd. (2)
(a) 690,114 1,910,460
Incitec Pivot Ltd. (2)(a) 212,579 410,069
JB Hi-Fi Ltd. (2)(a) 136,899 5,562,458
Origin Energy Ltd. (2)(a) 735,841 5,323,782
Pro Medicus Ltd. (2)(a) 42,354 4,022,464
Qantas Airways Ltd. (2)*(a) 1,173,765 4,567,972
QBE Insurance Group Ltd. (2)(a) 248,457 2,868,093
Reece Ltd. (2)(a) 38,251 638,797
Seven Group Holdings Ltd. (2)(a) 96,138 2,401,736
South32 Ltd. (2)(a) 283,531 687,874
Suncorp Group Ltd. (2)(a) 43,172 499,241
Tabcorp Holdings Ltd. (2)(a) 42,226 19,592
Telstra Group Ltd. (2)(a) 238,600 576,033
Westpac Banking Corp. (2)(a) 525,683 9,518,621
Whitehaven Coal Ltd. (2)(a) 765,316 3,894,252
Worley Ltd. (2)(a) 139,679 1,390,960
Yancoal Australia Ltd. (2)(a) 208,223 915,370
70,730,424
Austria - 0.2%
Mondi plc (a) 244,647 4,696,087
Belgium - 0.6%
Ageas SA/NV (2)(a) 127,871 5,834,341
Anheuser-Busch InBev SA/NV (2)
(a) 3,657 212,310
KBC Group NV (2)(a) 24,830 1,749,583
Proximus SADP (2)(a) 246,592 1,962,721
Solvay SA (2)(a) 26,322 928,221
10,687,176
Brazil - 0.2%
Wheaton Precious Metals Corp. 74,618 3,912,393
Canada - 5.3%
Air Canada *(a) 273,708 3,581,282
Alamos Gold, Inc., Class A (a) 32,089 503,366
Atco Ltd., Class I (a) 54,653 1,556,834
AtkinsRealis Group, Inc. (a) 101,807 4,407,010
Bank of Nova Scotia (The) (a) 103,118 4,717,024
Barrick Gold Corp. (a) 382,440 6,379,358
Bombardier, Inc., Class B *(a) 42,345 2,715,491
Cameco Corp. (a) 12,310 605,669
Canadian Imperial Bank of
Commerce (a) 25,697 1,221,878
Canadian Utilities Ltd., Class A (a) 18,547 400,617
INVESTMENTS SHARES VALUE ($)
Canada - 5.3% (continued)
CCL Industries, Inc., Class B (a) 104,728 5,507,205
Celestica, Inc. *(a) 76,605 4,386,708
Cenovus Energy, Inc. (a) 188,826 3,711,510
Descartes Systems Group, Inc.
(The) *(a) 12,472 1,208,409
Dollarama, Inc. (a) 4,503 411,147
Empire Co. Ltd., Class A (a) 81,914 2,093,880
Fairfax Financial Holdings Ltd. (a) 4,578 5,208,054
Finning International, Inc. (a) 64,580 1,893,428
Franco-Nevada Corp. (a) 19,068 2,260,758
George Weston Ltd. (a) 18,128 2,607,660
iA Financial Corp., Inc. (a) 35,144 2,206,952
Imperial Oil Ltd. (a) 33,819 2,305,936
Kinross Gold Corp. (a) 161,132 1,341,540
Magna International, Inc. (a) 51,114 2,142,375
Manulife Financial Corp. (a) 101,963 2,715,187
Metro, Inc., Class A (a) 7,520 416,608
Nutrien Ltd. (a) 16,979 864,433
Nuvei Corp. (a)(b) 11,534 373,577
Onex Corp. (a) 5,989 407,220
Open Text Corp. (a) 30,971 930,002
Pan American Silver Corp. (a) 66,219 1,316,103
Parkland Corp. (a) 20,583 576,995
Saputo, Inc. (a) 62,258 1,398,023
Shopify, Inc., Class A *(a) 86,082 5,688,881
Stantec, Inc. (a) 27,189 2,276,201
Suncor Energy, Inc. (a) 167,395 6,381,089
TC Energy Corp. (a) 87,346 3,311,110
TFI International, Inc. (a) 23,547 3,419,010
Toromont Industries Ltd. (a) 5,628 498,315
Toronto-Dominion Bank (The) (a) 30,290 1,665,003
Tourmaline Oil Corp. (a) 30,535 1,384,962
West Fraser Timber Co. Ltd. (a) 24,525 1,883,587
Whitecap Resources, Inc. (a) 353,381 2,585,683
101,466,080
China - 1.5%
BOC Hong Kong Holdings Ltd. (2) 712,500 2,198,557
NXP Semiconductors NV (a)(c) 42,374 11,402,420
Prosus NV (2)*(a) 195,264 6,943,293
Wilmar International Ltd. (2) 691,900 1,577,715
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,267,700 5,914,773
28,036,758
Denmark - 2.4%
AP Moller - Maersk A/S, Class B
(2)(a) 2,444 4,238,743
Carlsberg A/S, Class B (2)(a) 68,282 8,197,531
Danske Bank A/S (2)(a) 245,160 7,312,149
Demant A/S (2)*(a) 38,719 1,676,945
Genmab A/S (2)*(a) 12,827 3,214,362
GN Store Nord A/S (2)*(a) 20,279 564,949
ISS A/S (2)(a) 388,759 6,675,057
Jyske Bank A/S (Registered) (2)(a) 31,820 2,534,908
Novonesis (Novozymes), Class B
(2)(a) 33,570 2,050,941
ROCKWOOL A/S, Class B (2)(a) 1,439 583,341
Royal Unibrew A/S (2)*(a) 35,459 2,812,276

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.4% (continued)
Vestas Wind Systems A/S (2)*(a) 243,228 5,639,962
45,501,164
Finland - 1.2%
Elisa OYJ (2)(a) 8,152 373,222
Fortum OYJ (2)(a) 333,799 4,886,660
Huhtamaki OYJ (2)(a) 42,599 1,703,582
Kone OYJ, Class B (2)(a) 43,104 2,137,155
Neste OYJ (2)(a) 131,979 2,355,097
Sampo OYJ, Class A (2)(a) 13,370 576,571
UPM-Kymmene OYJ (2)(a) 140,629 4,939,251
Valmet OYJ (2)(a) 64,074 1,833,752
Wartsila OYJ Abp (2)(a) 165,650 3,211,337
22,016,627
France - 5.7%
Accor SA (2)(a) 9,626 393,886
Air France-KLM (2)*(a) 137,338 1,215,862
Amundi SA (2)(a)(b) 42,023 2,717,922
Arkema SA (2)(a) 5,161 449,747
BNP Paribas SA (2)(a) 6,241 399,125
Bouygues SA (2)(a) 174,600 5,612,410
Carrefour SA (2)(a) 352,365 4,993,103
Cie de Saint-Gobain SA (2)(a) 69,420 5,399,081
Cie Generale des Etablissements
Michelin SCA (2)(a) 73,645 2,846,461
Credit Agricole SA (2)(a) 178,490 2,437,212
Danone SA (2)(a) 14,750 903,434
Dassault Aviation SA (2)(a) 10,857 1,966,064
Eiffage SA (2)(a) 9,315 856,108
Engie SA (2)(a) 661,802 9,477,237
Forvia SE (2)(a) 77,501 924,734
Gaztransport Et Technigaz SA (2)
(a) 17,614 2,304,365
Ipsen SA (2)(a) 21,737 2,670,582
La Francaise des Jeux SAEM (2)
(a)(b) 22,981 782,735
Legrand SA (2)(a) 31,355 3,112,147
Orange SA (2)(a) 757,261 7,595,712
Renault SA (2)(a) 91,493 4,692,197
Rexel SA (2)(a) 147,632 3,819,026
Safran SA (2)(a) 14,454 3,046,302
SCOR SE (2)(a) 39,624 1,004,401
SEB SA (2)(a) 7,857 806,395
Societe Generale SA (2)(a) 575,692 13,535,138
Sodexo SA (2)(a) 28,143 2,535,149
SPIE SA (2)(a) 74,064 2,683,371
TotalEnergies SE (2)(a) 6,429 430,446
Valeo SE (2)(a) 450,561 4,817,998
Veolia Environnement SA (2)(a) 67,398 2,018,762
Verallia SA (2)(a)(b) 89,014 3,239,072
Vinci SA (2)(a) 16,247 1,712,505
Vivendi SE (2)(a) 569,955 5,956,955
Worldline SA (2)*(a)(b) 37,068 403,954
107,759,598
Germany - 6.2%
adidas AG (2)(a) 16,652 3,975,941
Allianz SE (Registered) (2)(a) 14,554 4,042,095
BASF SE (2)(a) 105,394 5,095,017
INVESTMENTS SHARES VALUE ($)
Germany - 6.2% (continued)
Bayer AG (Registered) (2)(a) 159,103 4,484,797
Bayerische Motoren Werke AG (2)
(a) 17,063 1,614,013
Bechtle AG (2)(a) 17,069 802,905
Brenntag SE (2)(a) 13,323 898,769
Commerzbank AG (2)(a) 431,089 6,538,862
Daimler Truck Holding AG (2)(a) 200,392 7,992,263
Deutsche Bank AG (Registered)
(2)(a) 362,159 5,788,228
E.ON SE (2)(a) 156,388 2,055,358
Evonik Industries AG (2)(a) 162,549 3,316,774
Freenet AG (2)(a) 182,752 4,859,349
Fresenius Medical Care AG (2)(a) 131,453 5,023,710
GEA Group AG (2)(a) 17,860 742,502
Hannover Rueck SE (2)(a) 2,748 695,624
Heidelberg Materials AG (2)(a) 38,278 3,956,955
HOCHTIEF AG (2)(a) 10,329 1,176,658
KION Group AG (2)(a) 105,515 4,407,718
Knorr-Bremse AG (2)(a) 8,632 659,786
LANXESS AG (2)(a) 122,197 3,005,898
Mercedes-Benz Group AG (2)(a) 260,006 17,995,413
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,634 7,816,302
Scout24 SE (2)(a)(b) 52,156 3,984,915
Siemens AG (Registered) (2)(a) 2,203 410,034
Talanx AG (2)(a) 26,565 2,116,956
TeamViewer SE (2)*(a)(b) 229,152 2,564,854
thyssenkrupp AG (2)(a) 1,179,323 5,105,630
TUI AG (2)* 7,348 51,941
Zalando SE (2)*(a)(b) 298,253 7,001,374
118,180,641
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 62,253 1,511,596
Hong Kong - 0.4%
AIA Group Ltd. (2)(a) 203,600 1,377,507
CLP Holdings Ltd. (2)(a) 131,000 1,059,543
Henderson Land Development Co.
Ltd. (2)(a) 146,000 391,451
HKT Trust & HKT Ltd. (2)(a) 362,000 406,035
Prudential plc (2)(a) 130,285 1,181,297
Swire Pacific Ltd., Class A (2)(a) 244,000 2,154,180
Techtronic Industries Co. Ltd. (2)(a) 57,500 655,494
WH Group Ltd. (2)(a)(b) 1,097,000 722,052
7,947,559
Italy - 3.8%
A2A SpA (2)(a) 288,616 572,956
Assicurazioni Generali SpA (2)(a) 16,080 400,295
Azimut Holding SpA (2)(a) 175,382 4,133,424
Banca Generali SpA (2)(a) 28,587 1,147,520
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,175,653 5,542,674
Banco BPM SpA (2)(a) 770,854 4,961,063
BPER Banca SpA (2)(a) 83,378 422,085
Buzzi SpA (2)(a) 120,338 4,845,765
Enel SpA (2)(a) 112,072 777,644
Eni SpA (2)(a) 444,502 6,825,172

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 3.8% (continued)
ERG SpA (2)(a) 52,543 1,317,126
Intesa Sanpaolo SpA (2)(a) 1,861,943 6,919,750
Italgas SpA (2)(a) 608,890 3,006,911
Nexi SpA (2)*(a)(b) 391,031 2,383,724
Pirelli & C SpA (2)(a)(b) 769,140 4,570,556
Poste Italiane SpA (2)(a)(b) 998,519 12,705,698
UniCredit SpA (2)(a) 102,844 3,805,848
Unipol Gruppo SpA (2)(a) 870,889 8,636,892
72,975,103
Japan - 30.9%
ABC-Mart, Inc. (2)(a) 219,700 3,855,745
AGC, Inc. (2)(a) 36,700 1,194,170
Aisin Corp. (2)(a) 12,200 398,559
Alfresa Holdings Corp. (2)(a) 310,600 4,268,970
Amada Co. Ltd. (2)(a) 288,700 3,209,930
ANA Holdings, Inc. (2)(a) 143,400 2,650,492
Asahi Group Holdings Ltd. (2)(a) 172,400 6,100,304
Asahi Kasei Corp. (2)(a) 939,300 6,031,343
Asics Corp. (2)(a) 131,200 2,022,864
Brother Industries Ltd. (2)(a) 135,300 2,389,966
Canon, Inc. (2)(a) 174,100 4,722,925
Capcom Co. Ltd. (2)(a) 193,000 3,650,959
Central Japan Railway Co. (2)(a) 260,100 5,638,222
Chubu Electric Power Co., Inc. (2)
(a) 590,100 6,971,044
COMSYS Holdings Corp. (2)(a) 111,500 2,152,409
Concordia Financial Group Ltd.
(2)(a) 879,500 5,209,695
Cosmo Energy Holdings Co. Ltd.
(2)(a) 31,900 1,610,303
Cosmos Pharmaceutical Corp. (a) 15,000 1,209,677
CyberAgent, Inc. (2)(a) 90,100 564,674
Dai-ichi Life Holdings, Inc. (2)(a) 51,900 1,389,874
DMG Mori Co. Ltd. (2)(a) 77,600 2,029,777
ENEOS Holdings, Inc. (2)(a) 448,000 2,308,747
Fujitsu Ltd. (2)(a) 68,800 1,079,024
Fukuoka Financial Group, Inc. (2)
(a) 262,900 7,079,669
GMO Payment Gateway, Inc. (2)(a) 31,100 1,721,896
Hikari Tsushin, Inc. (2)(a) 27,100 5,076,391
Hirose Electric Co. Ltd. (2)(a) 27,600 3,060,481
Hitachi Construction Machinery
Co. Ltd. (2)(a) 198,200 5,314,751
Hitachi Ltd. (2)(a) 232,500 5,235,046
Honda Motor Co. Ltd. (2)(a) 1,106,600 11,895,943
Idemitsu Kosan Co. Ltd. (2)(a) 493,900 3,210,134
Inpex Corp. (2)(a) 510,000 7,489,597
Isetan Mitsukoshi Holdings Ltd.
(2)(a) 117,600 2,210,505
Ito En Ltd. (2)(a) 208,600 4,527,072
Japan Airlines Co. Ltd. (2)(a) 506,500 8,002,703
Japan Post Bank Co. Ltd. (2)(a) 918,500 8,721,133
Japan Post Holdings Co. Ltd. (2)(a) 122,100 1,213,641
Japan Post Insurance Co. Ltd. (2)
(a) 286,200 5,566,054
Japan Tobacco, Inc. (2)(a) 126,600 3,428,258
JFE Holdings, Inc. (2)(a) 588,000 8,486,386
Kansai Electric Power Co., Inc.
(The) (2)(a) 115,800 1,944,491
INVESTMENTS SHARES VALUE ($)
Japan - 30.9% (continued)
Kansai Paint Co. Ltd. (2)(a) 292,700 4,732,539
Kawasaki Kisen Kaisha Ltd. (2)(a) 126,300 1,841,819
KDDI Corp. (2)(a) 410,300 10,869,466
Keio Corp. (2)(a) 121,000 2,809,326
Kirin Holdings Co. Ltd. (2)(a) 375,900 4,855,725
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 39,800 1,292,564
Kobe Steel Ltd. (2)(a) 205,400 2,555,186
Koito Manufacturing Co. Ltd. (2)(a) 29,400 405,317
Komatsu Ltd. (2)(a) 196,500 5,739,675
Konami Group Corp. (2)(a) 9,500 686,893
Kose Corp. (2)(a) 29,000 1,841,040
Kubota Corp. (2)(a) 72,800 1,023,057
Kuraray Co. Ltd. (2)(a) 145,700 1,685,785
Kyowa Kirin Co. Ltd. (2)(a) 229,800 3,938,918
Kyushu Electric Power Co., Inc.
(2)(a) 297,200 3,065,893
Kyushu Railway Co. (2)(a) 95,200 2,066,602
Lawson, Inc. (a) 16,800 1,078,650
Lion Corp. (2)(a) 188,600 1,469,993
Lixil Corp. (2)(a) 316,900 3,340,071
Makita Corp. (2)(a) 268,800 7,359,198
Marubeni Corp. (2)(a) 65,200 1,208,976
Mazda Motor Corp. (2)(a) 1,177,100 11,348,431
Medipal Holdings Corp. (2)(a) 219,400 3,344,821
MISUMI Group, Inc. (2)(a) 117,300 2,012,980
Mitsubishi Electric Corp. (2)(a) 79,400 1,272,394
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 90,800 1,741,778
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,752,900 18,917,345
Mitsui OSK Lines Ltd. (2)(a) 68,900 2,071,592
Mizuho Financial Group, Inc. (2)(a) 891,200 18,757,437
MS&AD Insurance Group
Holdings, Inc. (2)(a) 423,900 9,463,998
Murata Manufacturing Co. Ltd. (2)
(a) 106,700 2,209,584
NGK Insulators Ltd. (2)(a) 519,300 6,668,005
NH Foods Ltd. (2)(a) 24,000 720,726
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 122,600 5,673,992
Nippon Steel Corp. (2)(a) 282,000 5,977,958
Nippon Yusen KK (2)(a) 131,600 3,839,682
Nissan Motor Co. Ltd. (2)(a) 2,776,900 9,427,475
Nisshin Seifun Group, Inc. (2)(a) 523,200 6,038,078
Niterra Co. Ltd. (2)(a) 32,600 950,635
Nomura Holdings, Inc. (2)(a) 1,477,000 8,531,643
NSK Ltd. (2)(a) 807,700 3,940,192
Oji Holdings Corp. (2)(a) 1,746,100 6,892,837
Oracle Corp. Japan (2)(a) 45,100 3,112,099
ORIX Corp. (2)(a) 392,500 8,699,324
Osaka Gas Co. Ltd. (2)(a) 107,700 2,380,205
Otsuka Corp. (2)(a) 311,700 6,012,107
Panasonic Holdings Corp. (2)(a) 873,800 7,183,071
Persol Holdings Co. Ltd. (2)(a) 5,585,700 7,739,788
Resona Holdings, Inc. (2)(a) 336,500 2,238,446
Resonac Holdings Corp. (2)(a) 93,500 2,065,761
Rohto Pharmaceutical Co. Ltd. (2)
(a) 63,600 1,331,501
Ryohin Keikaku Co. Ltd. (2)(a) 972,500 16,184,297

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 30.9% (continued)
Santen Pharmaceutical Co. Ltd.
(2)(a) 781,900 7,999,221
Sanwa Holdings Corp. (2)(a) 53,800 987,286
SCREEN Holdings Co. Ltd. (2)(a) 67,400 6,110,408
Sekisui Chemical Co. Ltd. (2)(a) 212,400 2,948,666
Shimamura Co. Ltd. (2)(a) 183,700 8,364,659
Shionogi & Co. Ltd. (2)(a) 29,300 1,141,192
Shiseido Co. Ltd. (2)(a) 21,300 607,032
Skylark Holdings Co. Ltd. (2)(a) 92,000 1,225,537
Socionext, Inc. (2)(a) 72,500 1,725,037
Sohgo Security Services Co. Ltd.
(2)(a) 579,000 3,383,750
Sojitz Corp. (2)(a) 481,800 11,769,060
Sompo Holdings, Inc. (2)(a) 202,800 4,344,726
Sony Group Corp. (2)(a) 63,100 5,377,456
Square Enix Holdings Co. Ltd. (2)
(a) 240,400 7,243,437
Stanley Electric Co. Ltd. (2)(a) 233,400 4,182,237
Subaru Corp. (2)(a) 300,900 6,398,747
Sumitomo Chemical Co. Ltd. (2)(a) 744,000 1,597,512
Sumitomo Corp. (2)(a) 545,800 13,711,558
Sumitomo Electric Industries Ltd.
(2)(a) 308,900 4,829,501
Sumitomo Heavy Industries Ltd.
(2)(a) 29,700 775,097
Sundrug Co. Ltd. (2)(a) 81,200 2,048,664
Suntory Beverage & Food Ltd. (2)
(a) 11,300 401,333
TBS Holdings, Inc. (2)(a) 101,900 2,579,935
Toho Co. Ltd. (2)(a) 13,900 406,632
Tohoku Electric Power Co., Inc.
(2)(a) 306,800 2,773,230
Tokio Marine Holdings, Inc. (2)(a) 105,900 3,979,622
Tokyo Century Corp. (2)(a) 54,700 514,307
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,040,200 5,601,460
Tokyo Electron Ltd. (2)(a) 29,500 6,457,562
Tokyo Gas Co. Ltd. (2)(a) 105,200 2,264,744
TOPPAN Holdings, Inc. (2)(a) 213,000 5,908,721
Toray Industries, Inc. (2)(a) 337,300 1,599,727
Tosoh Corp. (2)(a) 202,700 2,653,294
Toyo Suisan Kaisha Ltd. (2)(a) 81,400 4,848,367
Toyota Boshoku Corp. (2)(a) 148,100 1,967,008
Toyota Tsusho Corp. (2)(a) 387,600 7,574,915
Trend Micro, Inc. (2)(a) 222,000 9,048,899
USS Co. Ltd. (2)(a) 475,300 4,002,409
Welcia Holdings Co. Ltd. (2)(a) 212,700 2,652,462
West Japan Railway Co. (2)(a) 22,300 416,107
Yamada Holdings Co. Ltd. (2)(a) 1,593,600 4,286,746
Yamazaki Baking Co. Ltd. (2)(a) 100,900 2,082,948
Yokogawa Electric Corp. (2)(a) 104,400 2,535,467
586,785,377
Jordan - 0.0% †
Hikma Pharmaceuticals plc (2) 21,100 502,729
Luxembourg - 0.5%
Aperam SA (2)(a) 49,776 1,286,866
ArcelorMittal SA (2)(a) 337,685 7,736,115
9,022,981
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.2%
Aalberts NV (2)(a) 8,996 364,273
ABN AMRO Bank NV, CVA (2)(a)
(b) 105,723 1,736,360
Aegon Ltd. (2)(a) 262,074 1,620,383
Akzo Nobel NV (2)(a) 143,116 8,722,821
Arcadis NV (2)(a) 19,209 1,215,570
Argenx SE (2)*(a) 10,155 4,406,140
EXOR NV (2)(a) 41,259 4,309,791
Koninklijke Ahold Delhaize NV (2)
(a) 26,479 779,200
Koninklijke KPN NV (2)(a) 1,112,094 4,262,362
Koninklijke Philips NV (2)*(a) 208,344 5,239,547
Koninklijke Vopak NV (2)(a) 74,129 3,079,773
NN Group NV (2)(a) 140,747 6,541,704
42,277,924
New Zealand - 0.2%
Xero Ltd. (2)*(a) 42,476 3,841,381
Norway - 0.5%
DNB Bank ASA (2)(a) 95,076 1,865,475
Equinor ASA (2)(a) 84,048 2,407,456
Kongsberg Gruppen ASA (2)(a) 6,237 507,899
Norsk Hydro ASA (2)(a) 621,053 3,871,944
Orkla ASA (2)(a) 48,109 390,124
Telenor ASA (a) 119,102 1,357,564
10,400,462
Singapore - 0.8%
Genting Singapore Ltd. (2) 1,896,000 1,205,178
Grab Holdings Ltd., Class A * 1,531,958 5,438,451
Jardine Cycle & Carriage Ltd. (2) 42,000 821,703
Singapore Airlines Ltd. (2) 145,700 740,297
STMicroelectronics NV (2) 124,876 4,891,134
United Overseas Bank Ltd. (2) 89,100 2,055,210
15,151,973
South Korea - 0.0% †
Delivery Hero SE (2)*(a)(b) 17,679 419,958
Spain - 2.3%
Acerinox SA (2)(a) 441,949 4,603,176
ACS Actividades de Construccion
y Servicios SA (2)(a) 79,921 3,451,944
Aena SME SA (2)(a)(b) 18,701 3,786,900
Banco de Sabadell SA (2)(a) 3,531,569 6,818,214
Banco Santander SA (2)(a) 1,923,165 8,948,052
Bankinter SA (2)(a) 160,546 1,313,715
Endesa SA (2)(a) 29,160 547,886
Mapfre SA (2)(a) 1,871,187 4,315,237
Repsol SA (2)(a) 373,420 5,921,947
Telefonica SA (2)(a) 899,335 3,809,800
43,516,871
Sweden - 3.5%
AAK AB (2)(a) 41,759 1,222,736
Alfa Laval AB (2)(a) 33,236 1,455,459
Autoliv, Inc. (a) 91,433 9,782,417
Billerud Aktiebolag (2)(a) 216,219 2,002,571
Boliden AB (2)(a) 26,400 849,046
Electrolux AB, Class B (2)*(a) 729,291 6,023,705

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.5% (continued)
Elekta AB, Class B (2)(a) 541,231 3,374,513
Essity AB, Class B (2)(a) 27,543 704,132
Evolution AB (2)(a)(b) 33,327 3,468,987
Getinge AB, Class B (2)(a) 138,577 2,353,862
H & M Hennes & Mauritz AB, Class
B (2)(a) 335,370 5,312,300
Hexpol AB (2)(a) 80,432 891,603
Nibe Industrier AB, Class B (2)(a) 264,615 1,116,026
Saab AB, Class B (2)(a) 59,135 1,420,710
SKF AB, Class B (2)(a) 44,014 884,560
SSAB AB, Class B (2)(a) 725,453 3,933,610
Swedbank AB, Class A (2)(a) 84,712 1,744,920
Telia Co. AB (2)(a) 1,669,861 4,477,045
Trelleborg AB, Class B (2)(a) 210,658 8,198,007
Volvo AB, Class B (2)(a) 163,088 4,190,454
Volvo Car AB, Class B (2)*(a) 941,511 2,911,148
66,317,811
Switzerland - 4.0%
ABB Ltd. (Registered) (2)(a) 164,192 9,104,598
Adecco Group AG (Registered)
(2)(a) 202,678 6,723,816
Banque Cantonale Vaudoise
(Registered) (2)(a) 4,404 467,276
Belimo Holding AG (Registered)
(2)(a) 5,040 2,527,952
DKSH Holding AG (a) 44,411 3,000,443
Flughafen Zurich AG (Registered)
(2)(a) 4,117 911,338
Geberit AG (Registered) (2)(a) 1,836 1,081,500
Georg Fischer AG (Registered)
(2)(a) 25,709 1,719,812
Julius Baer Group Ltd. (2)(a) 69,852 3,906,977
Kuehne + Nagel International AG
(Registered) (2)(a) 13,577 3,907,218
Logitech International SA
(Registered) (2)(a) 78,672 7,571,458
Lonza Group AG (Registered) (2)
(a) 20,011 10,894,088
Novartis AG (Registered) (2)(a) 126,530 13,471,860
SGS SA (Registered) (2)(a) 4,282 381,748
Sonova Holding AG (Registered)
(2)(a) 1,875 577,625
Temenos AG (Registered) (2)(a) 8,269 569,826
Zurich Insurance Group AG (2)(a) 16,973 9,041,449
75,858,984
United Kingdom - 9.7%
abrdn plc (2)(a) 1,423,469 2,658,490
Associated British Foods plc (2)(a) 200,438 6,258,449
Auto Trader Group plc (2)(a)(b) 334,934 3,371,169
Aviva plc (2)(a) 599,085 3,608,473
Barclays plc (2)(a) 3,389,199 8,955,678
Bellway plc (2)(a) 38,281 1,218,899
British American Tobacco plc (2)(a) 197,877 6,078,719
Britvic plc (2)(a) 65,767 982,450
BT Group plc (2)(a) 2,118,721 3,756,181
Bunzl plc (2)(a) 12,185 462,958
Burberry Group plc (2)(a) 162,387 1,803,320
Centrica plc (2)(a) 3,747,840 6,388,179
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.7% (continued)
CK Hutchison Holdings Ltd. (2)(a) 1,163,000 5,547,600
DCC plc (2)(a) 51,520 3,595,676
Direct Line Insurance Group plc
(2)(a) 2,044,950 5,185,207
easyJet plc (2)(a) 910,065 5,249,664
Hays plc (2)(a) 314,074 374,172
Hiscox Ltd. (2)(a) 202,328 2,936,825
Howden Joinery Group plc (2)(a) 375,323 4,151,051
HSBC Holdings plc (2)(a) 794,478 6,857,943
IMI plc (2)(a) 76,878 1,708,316
Imperial Brands plc (2)(a) 201,173 5,147,782
Inchcape plc (2)(a) 249,268 2,342,366
InterContinental Hotels Group plc
(2)(a) 48,477 5,093,789
Intermediate Capital Group plc (2)
(a) 210,740 5,779,398
International Distribution Services
plc (2)*(a) 501,554 2,024,852
Intertek Group plc (2)(a) 27,304 1,650,531
ITV plc (2)(a) 1,831,565 1,862,465
Johnson Matthey plc (a) 86,608 1,715,570
Kingfisher plc (2)(a) 443,103 1,389,427
Lloyds Banking Group plc (2)(a) 1,484,725 1,024,038
M&G plc (2)(a) 397,824 1,022,734
Man Group plc (2)(a) 1,217,958 3,721,429
Marks & Spencer Group plc (2)(a) 1,957,855 7,079,087
Ocado Group plc (2)*(a) 120,899 439,134
Pearson plc (2)(a) 198,677 2,480,916
Persimmon plc (2)(a) 174,487 2,960,923
RELX plc (2)(a) 8,784 402,473
Rightmove plc (2)(a) 947,105 6,393,019
Rolls-Royce Holdings plc (2)*(a) 1,681,516 9,657,350
Rotork plc (2)(a) 247,251 1,051,461
Schroders plc (2)(a) 83,925 384,086
Smiths Group plc (2)(a) 33,805 727,369
Spectris plc (2)(a) 52,836 1,853,765
Standard Chartered plc (2)(a) 535,251 4,833,030
Subsea 7 SA (2)(a) 169,279 3,176,725
Tate & Lyle plc (a) 335,048 2,532,734
Taylor Wimpey plc (2)(a) 2,206,407 3,951,065
TechnipFMC plc (a) 174,861 4,572,615
Tesco plc (2)(a) 2,323,307 8,974,406
Travis Perkins plc (a) 119,555 1,162,186
Vodafone Group plc (2)(a) 5,084,858 4,499,281
Weir Group plc (The) (2)(a) 110,374 2,760,408
Whitbread plc (2)(a) 15,976 599,572
184,415,405
United States - 111.6%
10X Genomics, Inc., Class A *(a)(c) 33,960 660,522
3M Co. (a) 169,821 17,354,007
A O Smith Corp. (a) 30,510 2,495,108
Acuity Brands, Inc. (a) 17,443 4,211,438
Adobe, Inc. *(a) 16,784 9,324,183
ADT, Inc. (a) 666,178 5,062,953
AECOM (a) 42,892 3,780,501
AES Corp. (The) (a) 173,347 3,045,707
AGCO Corp. (a)(c) 106,371 10,411,593
agilon health, Inc. *(a) 262,227 1,714,965
Agree Realty Corp., REIT (a)(c) 60,155 3,726,001

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Air Lease Corp., Class A (a)(c) 10,586 503,153
Airbnb, Inc., Class A *(a) 34,939 5,297,801
Align Technology, Inc. *(a) 17,360 4,191,225
Allison Transmission Holdings, Inc.
(a)(c) 76,693 5,820,999
Allstate Corp. (The) (a) 18,369 2,932,795
Ally Financial, Inc. (a) 51,571 2,045,822
Alnylam Pharmaceuticals, Inc. *(a) 29,334 7,128,162
Altria Group, Inc. (a) 303,969 13,845,788
Amazon.com, Inc. *(a) 119,242 23,043,516
Amcor plc (a) 387,877 3,793,437
Amdocs Ltd. (a) 13,279 1,047,979
American Airlines Group, Inc. *(a)
(c) 214,246 2,427,407
American International Group, Inc.
(a) 29,304 2,175,529
Americold Realty Trust, Inc., REIT
(a)(c) 115,473 2,949,180
Ameriprise Financial, Inc. (a)(c) 3,761 1,606,662
Amkor Technology, Inc. (a) 38,682 1,548,054
Antero Resources Corp. *(a)(c) 52,425 1,710,628
APA Corp. (a)(c) 69,810 2,055,206
Apellis Pharmaceuticals, Inc. *(a)
(c) 31,588 1,211,716
Apollo Global Management, Inc.
(a) 48,956 5,780,235
Appfolio, Inc., Class A *(a)(c) 3,729 912,002
Apple, Inc. (a) 44,911 9,459,155
Applied Materials, Inc. (a)(c) 37,671 8,889,979
AptarGroup, Inc. (a) 5,647 795,154
Aptiv plc *(a) 103,589 7,294,737
Archer-Daniels-Midland Co. (a) 93,892 5,675,771
Arista Networks, Inc. *(a) 16,446 5,763,994
Arrow Electronics, Inc. *(a) 44,353 5,356,068
Ashland, Inc. (a) 20,541 1,940,919
Assurant, Inc. (a) 13,159 2,187,684
Assured Guaranty Ltd. (a) 32,026 2,470,806
AT&T, Inc. (a) 767,683 14,670,422
Atmos Energy Corp. (a)(c) 42,194 4,921,930
AutoNation, Inc. *(a)(c) 10,355 1,650,380
AutoZone, Inc. *(a)(c) 1,532 4,541,001
Avis Budget Group, Inc. (a) 3,743 391,218
Avnet, Inc. (a) 55,960 2,881,380
Axalta Coating Systems Ltd. *(a) 50,115 1,712,430
Axis Capital Holdings Ltd. (a) 145,756 10,297,661
AZEK Co., Inc. (The), Class A *(a) 71,960 3,031,675
Baker Hughes Co., Class A (a) 356,016 12,521,083
Bank of America Corp. (a) 459,190 18,261,985
Bank of New York Mellon Corp.
(The) (a) 31,219 1,869,706
Bank OZK (a) 180,580 7,403,780
Baxter International, Inc. (a)(c) 52,013 1,739,835
BellRing Brands, Inc. *(a) 58,613 3,349,147
Berry Global Group, Inc. (a)(c) 88,853 5,228,999
Best Buy Co., Inc. (a) 33,357 2,811,662
Black Hills Corp. (a) 53,392 2,903,457
Blackbaud, Inc. *(a) 9,457 720,340
BlackRock, Inc. (a)(c) 4,173 3,285,486
BOK Financial Corp. (a) 19,925 1,825,927
Booking Holdings, Inc. (a) 3,484 13,801,866
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Booz Allen Hamilton Holding Corp.,
Class A (a)(c) 4,050 623,295
Boston Beer Co., Inc. (The), Class
A *(a) 11,741 3,581,592
Boston Scientific Corp. *(a) 30,828 2,374,064
BP plc (2)(a) 449,075 2,703,780
Brink's Co. (The) (a)(c) 11,664 1,194,394
Bristol-Myers Squibb Co. (a) 92,768 3,852,655
Broadcom, Inc. (a) 1,447 2,323,202
Broadridge Financial Solutions,
Inc. (a)(c) 8,445 1,663,665
Bruker Corp. (a) 55,121 3,517,271
Builders FirstSource, Inc. *(a) 5,644 781,186
Burlington Stores, Inc. *(a) 7,568 1,816,320
Cable One, Inc. (a)(c) 5,283 1,870,182
CACI International, Inc., Class A
*(a) 4,952 2,130,004
Caesars Entertainment, Inc. *(a)(c) 84,851 3,371,979
Cardinal Health, Inc. (a) 37,838 3,720,232
CarMax, Inc. *(a)(c) 88,730 6,507,458
Centene Corp. *(a) 158,581 10,513,920
CenterPoint Energy, Inc. (a)(c) 115,127 3,566,634
Cheniere Energy, Inc. (a)(c) 33,329 5,826,909
Chipotle Mexican Grill, Inc., Class
A *(a)(c) 216,800 13,582,520
Chubb Ltd. (a) 21,996 5,610,740
Ciena Corp. *(a) 77,702 3,743,682
Cigna Group (The) (a) 46,364 15,326,547
Cincinnati Financial Corp. (a) 64,624 7,632,094
Cirrus Logic, Inc. *(a) 11,139 1,422,005
Cisco Systems, Inc. (a) 62,403 2,964,767
Citigroup, Inc. (a) 233,429 14,813,404
Citizens Financial Group, Inc. (a) 422,697 15,229,773
Clean Harbors, Inc. *(a) 8,020 1,813,723
Cleveland-Cliffs, Inc. *(a) 299,107 4,603,257
Clorox Co. (The) (a)(c) 19,856 2,709,748
CME Group, Inc. (a) 27,689 5,443,657
CNA Financial Corp. (a) 20,703 953,787
CNH Industrial NV (a) 933,608 9,457,449
CNO Financial Group, Inc. (a) 63,680 1,765,210
Coca-Cola Consolidated, Inc. (a) 4,344 4,713,240
Coherent Corp. *(a)(c) 33,766 2,446,684
Colgate-Palmolive Co. (a) 140,280 13,612,771
Comcast Corp., Class A (a)(c) 396,930 15,543,779
Comfort Systems USA, Inc. (a) 19,233 5,849,140
CommVault Systems, Inc. *(a) 62,004 7,537,826
Concentrix Corp. (a) 96,776 6,123,985
ConocoPhillips (a) 8,210 939,060
Consolidated Edison, Inc. (a)(c) 56,436 5,046,507
COPT Defense Properties, REIT
(a) 87,272 2,184,418
Corebridge Financial, Inc. (a) 82,374 2,398,731
Corteva, Inc. (a)(c) 27,261 1,470,458
Costco Wholesale Corp. (a)(c) 4,889 4,155,601
Coterra Energy, Inc. (a) 201,624 5,377,312
Crane Co. (a)(c) 14,608 2,117,868
Crowdstrike Holdings, Inc., Class
A *(a)(c) 27,909 10,694,450
Crown Castle, Inc., REIT (a)(c) 17,713 1,730,560
Crown Holdings, Inc. (a) 70,262 5,226,790

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Cullen/Frost Bankers, Inc. (a) 5,916 601,243
Cummins, Inc. (a) 8,757 2,425,076
Curtiss-Wright Corp. (a) 11,583 3,138,761
CVS Health Corp. (a)(c) 215,640 12,735,698
DaVita, Inc. *(a) 18,481 2,560,912
Dell Technologies, Inc., Class C (a) 27,957 3,855,550
Delta Air Lines, Inc. (a)(c) 93,055 4,414,529
Dick's Sporting Goods, Inc. (a)(c) 51,106 10,980,124
DocuSign, Inc., Class A *(a) 229,277 12,266,320
Domino's Pizza, Inc. (a) 15,452 7,978,331
Donaldson Co., Inc. (a)(c) 28,197 2,017,777
DoubleVerify Holdings, Inc. *(a) 21,332 415,334
Dow, Inc. (a) 104,788 5,559,003
DR Horton, Inc. (a) 9,526 1,342,499
DraftKings, Inc., Class A *(a)(c) 332,118 12,676,944
Driven Brands Holdings, Inc. *(a) 121,763 1,550,043
DT Midstream, Inc. (a)(c) 21,494 1,526,719
Duke Energy Corp. (a)(c) 40,781 4,087,480
Dun & Bradstreet Holdings, Inc.
(a)(c) 165,050 1,528,363
Duolingo, Inc., Class A *(a) 5,550 1,158,119
DuPont de Nemours, Inc. (a) 18,709 1,505,887
Dynatrace, Inc. *(a) 12,377 553,747
East West Bancorp, Inc. (a)(c) 34,260 2,508,860
Eastman Chemical Co. (a) 10,830 1,061,015
Eaton Corp. plc (a) 14,626 4,585,982
eBay, Inc. (a)(c) 50,172 2,695,240
Ecolab, Inc. (a)(c) 7,700 1,832,600
Edwards Lifesciences Corp. *(a)(c) 11,282 1,042,118
Elastic NV *(a) 6,013 684,941
Electronic Arts, Inc. (a) 33,558 4,675,636
Eli Lilly & Co. (a) 1,937 1,753,721
EMCOR Group, Inc. (a)(c) 21,262 7,762,331
Encompass Health Corp. (a) 20,887 1,791,896
EnerSys (a)(c) 43,479 4,500,946
Enphase Energy, Inc. *(a)(c) 15,418 1,537,329
Entergy Corp. (a) 22,215 2,377,005
EOG Resources, Inc. (a)(c) 18,551 2,335,014
EPAM Systems, Inc. *(a) 12,456 2,343,098
EPR Properties, REIT (a) 73,697 3,093,800
Essent Group Ltd. (a) 30,751 1,727,899
Estee Lauder Cos., Inc. (The),
Class A (a) 11,796 1,255,094
Etsy, Inc. *(a)(c) 133,293 7,861,621
Euronet Worldwide, Inc. *(a) 18,813 1,947,146
Evercore, Inc., Class A (a) 8,019 1,671,400
Everest Group Ltd. (a) 18,738 7,139,553
Evergy, Inc. (a)(c) 119,468 6,328,220
Eversource Energy (a)(c) 18,160 1,029,854
Exelixis, Inc. *(a) 272,982 6,133,906
Exxon Mobil Corp. (a) 143,217 16,487,140
F5, Inc. *(a)(c) 4,353 749,717
Fair Isaac Corp. *(a)(c) 286 425,757
Federal Realty Investment Trust,
REIT (a)(c) 15,672 1,582,402
Federated Hermes, Inc., Class B
(a) 205,135 6,744,839
FedEx Corp. (a)(c) 1,640 491,738
Fidelity National Financial, Inc. (a) 10,226 505,369
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Fidelity National Information
Services, Inc. (a) 46,568 3,509,364
First American Financial Corp. (a) 31,350 1,691,333
First Hawaiian, Inc. (a) 38,459 798,409
First Horizon Corp. (a) 428,389 6,755,695
Fiserv, Inc. *(a)(c) 7,195 1,072,343
Flowers Foods, Inc. (a)(c) 43,665 969,363
Flowserve Corp. (a) 253,587 12,197,535
Fluor Corp. *(a) 42,548 1,852,965
FMC Corp. (a)(c) 118,021 6,792,109
FNB Corp. (a)(c) 380,218 5,201,382
Ford Motor Co. (a) 674,061 8,452,725
Fortinet, Inc. *(a) 175,436 10,573,528
Fortive Corp. (a) 64,298 4,764,482
Fortune Brands Innovations, Inc.
(a)(c) 29,223 1,897,742
Franklin Resources, Inc. (a)(c) 248,770 5,560,010
Freeport-McMoRan, Inc. (a) 22,615 1,099,089
Garmin Ltd. (a) 64,269 10,470,705
Gartner, Inc. *(a)(c) 10,380 4,661,243
Gates Industrial Corp. plc *(a) 557,799 8,818,802
GE Vernova, Inc. *(a) 4,041 693,072
General Dynamics Corp. (a) 15,863 4,602,491
General Electric Co. (a) 74,613 11,861,229
General Motors Co. (a) 303,946 14,121,331
Genuine Parts Co. (a) 18,730 2,590,734
Gilead Sciences, Inc. (a) 38,634 2,650,679
Gitlab, Inc., Class A *(a) 9,680 481,290
Global Payments, Inc. (a) 64,687 6,255,233
Globe Life, Inc. (a) 34,985 2,878,566
GoDaddy, Inc., Class A *(a)(c) 53,348 7,453,249
Goodyear Tire & Rubber Co. (The)
*(a) 465,658 5,285,218
GRAIL, Inc. *(a)(c) 1,453 22,333
Grand Canyon Education, Inc. *(a) 37,297 5,218,223
Grocery Outlet Holding Corp. *(a)
(c) 150,747 3,334,524
GSK plc (2)(a) 788,238 15,161,142
Guidewire Software, Inc. *(a) 29,963 4,131,598
H&R Block, Inc. (a)(c) 36,445 1,976,412
Halliburton Co. (a)(c) 53,858 1,819,323
Hancock Whitney Corp. (a) 40,551 1,939,554
Hanover Insurance Group, Inc.
(The) (a) 5,294 664,079
Hasbro, Inc. (a) 122,264 7,152,444
Hawaiian Electric Industries, Inc. 257,035 2,318,456
HCA Healthcare, Inc. (a)(c) 2,218 712,599
HealthEquity, Inc. *(a)(c) 18,267 1,574,615
Healthpeak Properties, Inc., REIT
(a) 207,239 4,061,884
Hershey Co. (The) (a)(c) 2,215 407,183
Hexcel Corp. (a)(c) 158,616 9,905,569
HF Sinclair Corp. (a) 92,565 4,937,417
Hilton Worldwide Holdings, Inc.
(a)(c) 18,365 4,007,243
Holcim AG (2)(a) 69,410 6,135,294
Hologic, Inc. *(a)(c) 38,842 2,884,019
Home BancShares, Inc. (a)(c) 73,231 1,754,615
Home Depot, Inc. (The) (a) 4,500 1,549,080
Hormel Foods Corp. (a) 76,163 2,322,210

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Howmet Aerospace, Inc. (a)(c) 64,833 5,032,986
Huntington Bancshares, Inc. (a)(c) 112,547 1,483,369
Huntington Ingalls Industries, Inc.
(a)(c) 36,154 8,905,815
Huntsman Corp. (a) 203,304 4,629,232
IDEXX Laboratories, Inc. *(a)(c) 2,738 1,333,954
Illumina, Inc. *(a) 8,718 909,985
Incyte Corp. *(a)(c) 91,708 5,559,339
Inspire Medical Systems, Inc. *(a)
(c) 23,987 3,210,180
Insulet Corp. *(a) 17,221 3,475,198
Intel Corp. (a) 173,274 5,366,296
International Bancshares Corp. (a) 7,360 421,066
International Business Machines
Corp. (a) 9,528 1,647,868
International Flavors & Fragrances,
Inc. (a) 12,544 1,194,314
International Paper Co. (a) 57,452 2,479,054
Invesco Ltd. (a) 263,599 3,943,441
IPG Photonics Corp. *(a) 13,668 1,153,443
IQVIA Holdings, Inc. *(a)(c) 4,886 1,033,096
Iridium Communications, Inc. (a) 16,042 427,038
ITT, Inc. (a)(c) 22,741 2,937,682
Jabil, Inc. (a) 27,498 2,991,507
Jacobs Solutions, Inc. (a)(c) 40,818 5,702,683
James Hardie Industries plc,
CHESS (2)*(a) 122,855 3,845,069
Jazz Pharmaceuticals plc *(a) 30,663 3,272,662
JB Hunt Transport Services, Inc.
(a) 19,912 3,185,920
Johnson & Johnson (a)(c) 60,451 8,835,518
KB Home (a)(c) 45,516 3,194,313
KBR, Inc. (a) 26,504 1,699,967
Kellanova (a) 104,663 6,036,962
Kemper Corp. (a) 44,713 2,652,822
Keurig Dr Pepper, Inc. (a)(c) 118,962 3,973,331
Kimberly-Clark Corp. (a) 40,263 5,564,347
Kirby Corp. *(a) 16,756 2,006,196
KLA Corp. (a) 9,333 7,695,152
Knife River Corp. *(a) 5,865 411,371
Kohl's Corp. (a) 187,432 4,309,062
Kraft Heinz Co. (The) (a)(c) 124,436 4,009,328
Kroger Co. (The) (a) 79,531 3,970,983
Kyndryl Holdings, Inc. *(a) 62,160 1,635,430
L3Harris Technologies, Inc. (a) 6,847 1,537,699
Labcorp Holdings, Inc. (a)(c) 43,405 8,833,352
Lam Research Corp. (a)(c) 5,517 5,874,777
Lamar Advertising Co., Class A,
REIT (a)(c) 4,488 536,451
Lantheus Holdings, Inc. *(a)(c) 38,391 3,082,413
Las Vegas Sands Corp. (a)(c) 83,629 3,700,583
Lear Corp. (a) 3,518 401,791
Leggett & Platt, Inc. (a) 89,311 1,023,504
Leidos Holdings, Inc. (a) 27,609 4,027,601
Lennar Corp., Class A (a)(c) 52,372 7,848,992
Lennox International, Inc. (a) 6,984 3,736,300
Liberty Media Corp-Liberty
SiriusXM *(a) 95,242 2,110,563
Light & Wonder, Inc. *(a)(c) 4,111 431,162
Lincoln National Corp. (a) 192,176 5,976,674
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Loews Corp. (a) 37,505 2,803,124
Louisiana-Pacific Corp. (a) 29,763 2,450,388
Lululemon Athletica, Inc. *(a) 18,688 5,582,106
LyondellBasell Industries NV, Class
A (a) 16,904 1,617,037
Manhattan Associates, Inc. *(a) 28,062 6,922,334
ManpowerGroup, Inc. (a) 74,381 5,191,794
Marathon Petroleum Corp. (a) 50,772 8,807,927
Markel Group, Inc. *(a) 789 1,243,196
Marriott Vacations Worldwide Corp.
(a)(c) 35,585 3,107,282
Marvell Technology, Inc. (a)(c) 46,730 3,266,427
Masco Corp. (a) 75,105 5,007,250
MasTec, Inc. *(a) 27,011 2,889,907
Matador Resources Co. (a) 18,587 1,107,785
Mattel, Inc. *(a)(c) 154,319 2,509,227
McKesson Corp. (a)(c) 10,397 6,072,264
Medpace Holdings, Inc. *(a)(c) 23,303 9,597,341
Medtronic plc (a) 37,013 2,913,293
MetLife, Inc. (a) 68,142 4,782,887
Micron Technology, Inc. (a)(c) 24,742 3,254,315
Mid-America Apartment
Communities, Inc., REIT (a)(c) 5,368 765,530
Mister Car Wash, Inc. *(a)(c) 401,625 2,859,570
Molina Healthcare, Inc. *(a)(c) 7,212 2,144,128
Molson Coors Beverage Co., Class
B (a)(c) 7,959 404,556
Mondelez International, Inc., Class
A (a)(c) 88,899 5,817,551
Monolithic Power Systems, Inc. (a) 5,924 4,867,632
Mosaic Co. (The) (a) 147,013 4,248,676
MSCI, Inc., Class A (a) 4,703 2,265,670
Murphy Oil Corp. (a)(c) 41,820 1,724,657
Natera, Inc. *(a) 65,895 7,135,770
National Fuel Gas Co. (a)(c) 100,402 5,440,784
NetApp, Inc. (a)(c) 57,189 7,365,943
Netflix, Inc. *(a) 10,888 7,348,093
Neurocrine Biosciences, Inc. *(a) 62,227 8,566,791
New Jersey Resources Corp. (a)(c) 113,021 4,830,518
New York Times Co. (The), Class
A (a) 99,827 5,112,141
Newell Brands, Inc. (a) 153,676 985,063
News Corp., Class A (a)(c) 49,264 1,358,208
Nexstar Media Group, Inc., Class
A (a) 23,624 3,921,820
NiSource, Inc. (a) 202,206 5,825,555
NNN REIT, Inc., REIT (a)(c) 99,467 4,237,294
Northern Trust Corp. (a)(c) 38,262 3,213,243
Northrop Grumman Corp. (a)(c) 9,076 3,956,682
NOV, Inc. (a) 487,911 9,275,188
Novocure Ltd. *(a) 81,348 1,393,491
NRG Energy, Inc. (a) 49,746 3,873,224
Nutanix, Inc., Class A *(a) 51,125 2,906,456
nVent Electric plc (a) 31,573 2,418,808
NVIDIA Corp. (a) 88,485 10,931,437
OGE Energy Corp. (a)(c) 23,861 851,838
Old Dominion Freight Line, Inc.
(a)(c) 19,441 3,433,281
Old Republic International Corp.
(a) 55,735 1,722,212

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Olin Corp. (a)(c) 78,432 3,698,069
Ollie's Bargain Outlet Holdings,
Inc. *(a) 98,318 9,651,878
ON Semiconductor Corp. *(a)(c) 74,626 5,115,612
OneMain Holdings, Inc. (a)(c) 50,575 2,452,382
Organon & Co. (a)(c) 265,535 5,496,575
Oshkosh Corp. (a) 45,085 4,878,197
Ovintiv, Inc. (a) 123,116 5,770,447
Owens Corning (a) 31,235 5,426,144
PACCAR, Inc. (a)(c) 70,087 7,214,756
Packaging Corp. of America (a) 37,154 6,782,834
Paramount Global, Class B (a)(c) 291,279 3,026,389
Park Hotels & Resorts, Inc., REIT
(a) 530,259 7,943,280
Parker-Hannifin Corp. (a) 1,909 965,591
PayPal Holdings, Inc. *(a) 120,230 6,976,947
Pegasystems, Inc. (a) 37,198 2,251,595
Penske Automotive Group, Inc. (a) 22,030 3,282,911
Pentair plc (a) 61,583 4,721,569
Penumbra, Inc. *(a)(c) 25,060 4,510,048
PepsiCo, Inc. (a)(c) 78,220 12,900,825
Perrigo Co. plc (a) 102,039 2,620,362
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 152,508 576,480
PG&E Corp. (a)(c) 176,841 3,087,644
Phillips 66 (a)(c) 6,244 881,465
Pilgrim's Pride Corp. *(a) 26,107 1,004,858
Pinterest, Inc., Class A *(a)(c) 11,734 517,117
Playtika Holding Corp. (a) 309,992 2,439,637
PNM Resources, Inc. (a)(c) 66,397 2,454,033
Polaris, Inc. (a) 28,556 2,236,220
Popular, Inc. (a) 73,911 6,535,950
PPG Industries, Inc. (a) 72,456 9,121,486
Progressive Corp. (The) (a) 19,426 4,034,974
Prosperity Bancshares, Inc. (a)(c) 84,969 5,195,005
Prudential Financial, Inc. (a)(c) 43,778 5,130,344
Public Storage, REIT (a)(c) 47,895 13,776,997
PulteGroup, Inc. (a) 16,440 1,810,044
Pure Storage, Inc., Class A *(a)(c) 44,320 2,845,787
QUALCOMM, Inc. (a) 2,397 477,434
Ralph Lauren Corp., Class A (a)(c) 94,848 16,604,090
Rambus, Inc. *(a) 63,249 3,716,511
Realty Income Corp., REIT (a)(c) 34,777 1,836,921
Reinsurance Group of America,
Inc. (a) 12,191 2,502,447
Republic Services, Inc., Class A
(a)(c) 11,217 2,179,912
ResMed, Inc. (a)(c) 15,321 2,932,746
Rexford Industrial Realty, Inc.,
REIT (a)(c) 9,097 405,635
Reynolds Consumer Products,
Inc. (a) 88,659 2,480,679
RingCentral, Inc., Class A *(a) 14,558 410,536
Rivian Automotive, Inc., Class A
*(a)(c) 105,548 1,416,454
Robert Half, Inc. (a) 126,380 8,085,792
Robinhood Markets, Inc., Class
A *(a) 161,288 3,662,850
Roche Holding AG (2)(a) 18,856 5,224,221
Rockwell Automation, Inc. (a)(c) 5,696 1,567,995
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Roper Technologies, Inc. (a) 4,055 2,285,641
Ross Stores, Inc. (a) 78,364 11,387,856
Royal Gold, Inc. (a) 51,169 6,404,312
Royalty Pharma plc, Class A (a) 17,388 458,522
Ryder System, Inc. (a)(c) 3,333 412,892
Sabra Health Care REIT, Inc.,
REIT (a) 52,457 807,838
Salesforce, Inc. (a)(c) 26,586 6,835,261
SBA Communications Corp., REIT
(a) 5,666 1,112,236
Schlumberger NV (a) 70,622 3,331,946
Schneider Electric SE (2)(a) 12,194 2,923,459
Science Applications International
Corp. (a)(c) 3,475 408,486
Scotts Miracle-Gro Co. (The) (a) 96,856 6,301,451
Seagate Technology Holdings plc
(a) 43,162 4,457,340
Sealed Air Corp. (a) 55,688 1,937,386
Selective Insurance Group, Inc.
(a)(c) 20,021 1,878,570
Sempra (a) 10,334 786,004
Sensata Technologies Holding plc
(a) 36,932 1,380,887
ServiceNow, Inc. *(a) 3,779 2,972,826
Shell plc (2)(a) 420,948 15,098,564
Sherwin-Williams Co. (The) (a)(c) 2,876 858,285
Signify NV (2)(a)(b) 188,459 4,680,480
Skechers USA, Inc., Class A *(a) 113,511 7,845,880
Skyworks Solutions, Inc. (a)(c) 81,428 8,678,596
SLM Corp. (a) 149,428 3,106,608
Smartsheet, Inc., Class A *(a) 179,056 7,892,788
Snap-on, Inc. (a) 5,024 1,313,223
Snowflake, Inc., Class A *(a)(c) 79,858 10,788,017
Solventum Corp. *(a) 7,490 396,071
Sonoco Products Co. (a)(c) 19,395 983,714
Sotera Health Co. *(a)(c) 58,339 692,484
Southwest Airlines Co. (a)(c) 109,508 3,133,024
SS&C Technologies Holdings, Inc.
(a) 91,852 5,756,365
Stanley Black & Decker, Inc. (a)(c) 19,621 1,567,522
State Street Corp. (a) 51,568 3,816,032
Steel Dynamics, Inc. (a)(c) 25,601 3,315,330
Stifel Financial Corp. (a) 6,481 545,376
Super Micro Computer, Inc. *(a)(c) 3,343 2,739,087
Synchrony Financial (a) 120,058 5,665,537
Sysco Corp. (a) 5,539 395,429
T. Rowe Price Group, Inc. (a)(c) 31,195 3,597,095
Tapestry, Inc. (a)(c) 113,403 4,852,514
Targa Resources Corp. (a)(c) 25,204 3,245,771
Target Corp. (a) 71,040 10,516,762
Taylor Morrison Home Corp., Class
A *(a) 44,654 2,475,618
TD SYNNEX Corp. (a) 67,881 7,833,467
TE Connectivity Ltd. (a) 40,622 6,110,767
Tenaris SA (2)(a) 25,853 397,680
Tenet Healthcare Corp. *(a) 19,749 2,627,209
Teradata Corp. *(a)(c) 134,867 4,661,004
Terex Corp. (a) 134,407 7,370,880
Tesla, Inc. *(a)(c) 5,830 1,153,640

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Texas Capital Bancshares, Inc.
*(a)(c) 136,246 8,330,080
Texas Pacific Land Corp. (a)(c) 3,662 2,688,897
Texas Roadhouse, Inc., Class A (a) 90,958 15,618,397
Textron, Inc. (a) 35,433 3,042,277
Toast, Inc., Class A *(a)(c) 83,553 2,153,161
Toll Brothers, Inc. (a)(c) 62,662 7,217,409
Trade Desk, Inc. (The), Class A
*(a) 20,394 1,991,882
TransUnion (a)(c) 26,389 1,957,008
Travel + Leisure Co. (a) 18,363 825,968
Travelers Cos., Inc. (The) (a) 16,576 3,370,564
Trimble, Inc. *(a)(c) 137,729 7,701,806
TripAdvisor, Inc. *(a) 94,044 1,674,924
Truist Financial Corp. (a) 84,236 3,272,569
Twilio, Inc., Class A *(a) 97,252 5,524,886
Uber Technologies, Inc. *(a) 75,610 5,495,335
UFP Industries, Inc. (a) 17,367 1,945,104
UGI Corp. (a)(c) 307,732 7,047,063
Ulta Beauty, Inc. *(a) 6,216 2,398,568
UMB Financial Corp. (a)(c) 28,376 2,367,126
United Parcel Service, Inc., Class
B (a) 24,132 3,302,464
United Rentals, Inc. (a) 2,874 1,858,702
United Therapeutics Corp. *(a) 16,217 5,165,925
Universal Display Corp. (a) 5,643 1,186,441
Unum Group (a) 112,330 5,741,186
US Bancorp (a)(c) 64,883 2,575,855
UWM Holdings Corp., Class A (a)
(c) 61,066 423,187
Vail Resorts, Inc. (a)(c) 23,428 4,220,086
Valaris Ltd. *(a) 38,398 2,860,651
Valero Energy Corp. (a)(c) 76,053 11,922,068
Valley National Bancorp (a) 1,064,297 7,428,793
Veeva Systems, Inc., Class A *(a) 18,238 3,337,736
VeriSign, Inc. *(a) 47,924 8,520,887
Vertiv Holdings Co., Class A (a) 83,978 7,269,975
Vestis Corp. (a) 157,339 1,924,256
Victoria's Secret & Co. *(a) 150,861 2,665,714
Virtu Financial, Inc., Class A (a) 152,418 3,421,784
Vistra Corp. (a) 12,381 1,064,518
Vulcan Materials Co. (a) 20,232 5,031,294
W R Berkley Corp. (a) 24,896 1,956,328
Weatherford International plc *(a) 7,775 952,049
Webster Financial Corp. (a)(c) 13,288 579,224
WEC Energy Group, Inc. (a)(c) 42,134 3,305,834
Wells Fargo & Co. (a)(c) 31,181 1,851,840
Wendy's Co. (The) (a)(c) 928,282 15,743,662
Werner Enterprises, Inc. (a)(c) 101,554 3,638,680
WESCO International, Inc. (a) 38,411 6,088,912
Western Alliance Bancorp (a) 28,415 1,785,030
Western Union Co. (The) (a)(c) 89,064 1,088,362
Westinghouse Air Brake
Technologies Corp. (a) 37,524 5,930,668
Westlake Corp. (a)(c) 6,164 892,670
Whirlpool Corp. (a)(c) 50,841 5,195,950
Willis Towers Watson plc (a) 2,007 526,115
Wingstop, Inc. (a) 40,373 17,064,051
WK Kellogg Co. (a)(c) 95,879 1,578,168
Woodward, Inc. (a) 32,563 5,678,336
INVESTMENTS SHARES VALUE ($)
United States - 111.6% (continued)
Workday, Inc., Class A *(a) 3,506 783,801
Wynn Resorts Ltd. (a)(c) 89,805 8,037,548
Xcel Energy, Inc. (a) 177,095 9,458,644
Ziff Davis, Inc. *(a)(c) 12,435 684,547
Zimmer Biomet Holdings, Inc. (a)
(c) 3,793 411,654
Zions Bancorp NA (a) 89,354 3,875,283
Zoom Video Communications, Inc.,
Class A *(a)(c) 119,556 7,076,520
Zscaler, Inc. *(a)(c) 23,504 4,517,234
2,117,057,172
Zambia - 0.1%
First Quantum Minerals Ltd. 209,089 2,746,485
TOTAL COMMON STOCKS
(Cost $3,762,733,850) 3,753,736,719
SHORT-TERM INVESTMENTS - 78.5%
INVESTMENT COMPANIES - 24.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(d)(e) 2,404,185 2,404,185
Limited Purpose Cash Investment
Fund, 5.33% (d)(f) 457,443,757 457,260,780
TOTAL INVESTMENT COMPANIES
(Cost $459,592,114) 459,664,965
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 54.3%
U.S. Treasury Bills
5.11%, 7/18/2024 (2)(g) $ 31,744,000 31,665,151
5.15%, 7/25/2024 (2)(g) 41,855,000 41,708,926
5.11%, 8/1/2024 (2)(g) 55,136,000 54,886,644
5.18%, 8/8/2024 (2)(g) 29,362,000 29,199,518
5.20%, 8/15/2024 (2)(g) 49,718,000 49,392,262
5.23%, 8/22/2024 (2)(g) 17,775,000 17,640,806
5.24%, 9/5/2024 (2)(g) 38,695,000 38,324,751
5.23%, 9/12/2024 (2)(g) 62,277,000 61,615,540
5.27%, 9/19/2024 (2)(g) 48,946,000 48,378,906
5.24%, 9/26/2024 (2)(g) 28,579,000 28,218,131
5.26%, 10/3/2024 (2)(g) 7,990,000 7,882,035
5.26%, 10/10/2024 (2)(g) 120,000,000 118,251,017
5.29%, 10/17/2024 (2)(g) 56,615,000 55,730,957
5.30%, 10/24/2024 (2)(g) 29,000,000 28,519,250
5.30%, 10/31/2024 (2)(g) 70,000,000 68,772,375
5.29%, 11/7/2024 (2)(g)(h) 25,428,000 24,956,925
5.29%, 12/5/2024 (2)(g)(h) 146,848,000 143,559,440
5.28%, 12/12/2024 (2)(g)(h) 70,000,000 68,366,731
5.29%, 12/19/2024 (2)(g)(h) 80,000,000 78,056,110
5.28%, 12/26/2024 (2)(g)(h) 36,084,000 35,171,406
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,030,387,473) 1,030,296,881
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,489,979,587) 1,489,961,846
TOTAL LONG POSITIONS
(Cost $5,252,713,437) 5,243,698,565

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (190.3)%
COMMON STOCKS - (189.3)%
Australia - (4.6)%
ALS Ltd. (2) (360,566) (3,358,128)
APA Group (2) (537,289) (2,855,945)
BHP Group Ltd. (2) (52,969) (1,513,958)
Cleanaway Waste Management
Ltd. (2) (1,577,544) (2,911,311)
Commonwealth Bank of Australia
(2) (100,219) (8,489,688)
Domino's Pizza Enterprises Ltd. (2) (95,384) (2,275,910)
Endeavour Group Ltd. (2) (650,891) (2,182,654)
Glencore plc (2) (1,491,402) (8,486,487)
IDP Education Ltd. (2) (309,202) (3,111,643)
Insurance Australia Group Ltd. (2) (134,806) (639,054)
Liontown Resources Ltd. (2) (2,100,794) (1,261,313)
Lynas Rare Earths Ltd. (2) (705,658) (2,779,954)
Macquarie Group Ltd. (2) (48,061) (6,539,727)
Medibank Pvt Ltd. (2) (525,354) (1,301,994)
Mineral Resources Ltd. (2) (61,289) (2,192,652)
National Australia Bank Ltd. (2) (165,132) (3,982,198)
New Hope Corp. Ltd. (2) (435,147) (1,409,398)
NEXTDC Ltd. (2) (221,007) (2,580,241)
Pilbara Minerals Ltd. (2) (2,019,960) (4,110,200)
Ramsay Health Care Ltd. (2) (64,227) (2,027,785)
Rio Tinto plc (2) (131,174) (8,607,413)
Santos Ltd. (2) (80,929) (410,587)
Transurban Group (2) (298,206) (2,459,477)
Treasury Wine Estates Ltd. (2) (592,389) (4,901,643)
Washington H Soul Pattinson &
Co. Ltd. (2) (40,283) (878,846)
Wesfarmers Ltd. (2) (14,539) (629,561)
WiseTech Global Ltd. (2) (24,630) (1,637,375)
Woolworths Group Ltd. (2) (195,295) (4,384,763)
(87,919,905)
Belgium - (0.8)%
D'ieteren Group (2) (16,492) (3,492,203)
Elia Group SA/NV (2) (11,289) (1,054,356)
Liberty Global Ltd., Class C (109,199) (1,949,202)
Lotus Bakeries NV (301) (3,104,288)
UCB SA (2) (26,665) (3,959,401)
Umicore SA (2) (123,268) (1,855,034)
(15,414,484)
Brazil - (0.7)%
MercadoLibre, Inc. (7,680) (12,621,312)
Burkina Faso - (0.3)%
Endeavour Mining plc (2) (311,359) (6,626,026)
Canada - (4.9)%
Algonquin Power & Utilities Corp. (168,063) (987,703)
Alimentation Couche-Tard, Inc. (63,535) (3,565,354)
ARC Resources Ltd. (130,915) (2,335,905)
Bank of Montreal (6,154) (516,548)
BCE, Inc. (59,999) (1,943,318)
Brookfield Asset Management Ltd.,
Class A (71,017) (2,703,531)
Brookfield Corp., Class A (74,893) (3,114,953)
INVESTMENTS SHARES VALUE ($)
Canada - (4.9)% (continued)
Brookfield Infrastructure Corp.,
Class A (35,753) (1,203,484)
CAE, Inc. (23,637) (439,031)
Canadian National Railway Co. (10,043) (1,186,763)
Canadian Pacific Kansas City Ltd. (43,662) (3,438,576)
Canadian Tire Corp. Ltd., Class A (28,313) (2,809,259)
Capital Power Corp. (26,757) (762,586)
CGI, Inc. (16,968) (1,693,637)
Constellation Software, Inc. (470) (1,354,251)
Element Fleet Management Corp. (162,157) (2,950,249)
Emera, Inc. (112,464) (3,752,773)
Enbridge, Inc. (44,778) (1,593,030)
Gildan Activewear, Inc. (82,607) (3,133,275)
Hydro One Ltd. (b) (225,933) (6,581,213)
Intact Financial Corp. (17,652) (2,942,022)
Keyera Corp. (15,335) (424,724)
MEG Energy Corp. (19,656) (420,548)
National Bank of Canada (14,817) (1,175,244)
Northland Power, Inc. (139,462) (2,397,680)
Pembina Pipeline Corp. (115,591) (4,288,878)
Quebecor, Inc., Class B (27,930) (589,408)
RB Global, Inc. (81,790) (6,238,053)
Restaurant Brands International,
Inc. (174,289) (12,281,319)
Rogers Communications, Inc.,
Class B (78,967) (2,920,749)
Royal Bank of Canada (32,646) (3,475,670)
Sun Life Financial, Inc. (34,088) (1,671,447)
Teck Resources Ltd., Class B (51,694) (2,477,292)
Thomson Reuters Corp. (8,373) (1,411,423)
TMX Group Ltd. (100,564) (2,799,223)
WSP Global, Inc. (10,412) (1,621,336)
(93,200,455)
Chile - (0.8)%
Antofagasta plc (2) (302,751) (8,045,922)
Lundin Mining Corp. (668,624) (7,443,546)
(15,489,468)
Denmark - (2.5)%
Ambu A/S, Class B (2) (120,100) (2,311,712)
Coloplast A/S, Class B (2) (59,329) (7,132,129)
DSV A/S (2) (53,718) (8,245,613)
Novo Nordisk A/S, Class B (2) (146,630) (20,980,534)
Orsted A/S (2)(b) (108,593) (5,768,619)
Pandora A/S (2) (5,958) (896,757)
Tryg A/S (2) (115,458) (2,522,598)
(47,857,962)
Finland - (0.9)%
Kesko OYJ, Class B (2) (122,741) (2,159,264)
Metso OYJ (2) (353,975) (3,762,183)
Nokia OYJ (2) (424,210) (1,614,571)
Nordea Bank Abp (2) (403,505) (4,810,192)
Orion OYJ, Class B (2) (50,949) (2,172,951)
Stora Enso OYJ, Class R (2) (246,910) (3,371,677)
(17,890,838)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (5.9)%
Aeroports de Paris SA (2) (34,981) (4,260,720)
Air Liquide SA (2) (19,202) (3,314,023)
Airbus SE (2) (90,525) (12,424,260)
Alstom SA (2) (44,381) (748,477)
Alten SA (2) (8,421) (927,212)
AXA SA (2) (39,842) (1,305,671)
BioMerieux (2) (4,863) (462,417)
Bollore SE (2) (263,982) (1,549,818)
Bureau Veritas SA (2) (83,873) (2,330,755)
Capgemini SE (2) (48,938) (9,720,924)
Dassault Systemes SE (2) (97,619) (3,670,570)
Edenred SE (2) (147,819) (6,269,271)
EssilorLuxottica SA (2) (66,992) (14,395,486)
Getlink SE (2) (106,567) (1,764,471)
Hermes International SCA (2) (3,075) (7,102,096)
Kering SA (2) (19,898) (7,237,797)
L'Oreal SA (2) (9,854) (4,337,391)
Pernod Ricard SA (2) (79,727) (10,877,921)
Publicis Groupe SA (2) (21,798) (2,315,362)
Remy Cointreau SA (2) (9,878) (829,986)
Sartorius Stedim Biotech (2) (36,292) (5,997,670)
SOITEC (2) (14,145) (1,570,469)
Teleperformance SE (2) (35,869) (3,789,512)
Thales SA (2) (16,827) (2,691,785)
Ubisoft Entertainment SA (2) (116,909) (2,558,343)
(112,452,407)
Germany - (3.9)%
Aurubis AG (2) (21,783) (1,708,741)
Beiersdorf AG (2) (33,230) (4,863,738)
Carl Zeiss Meditec AG (2) (36,030) (2,533,051)
CTS Eventim AG & Co. KGaA (2) (31,227) (2,599,629)
Deutsche Post AG (2) (187,210) (7,602,022)
Deutsche Telekom AG (Registered)
(2) (101,629) (2,554,496)
Fraport AG Frankfurt Airport
Services Worldwide (2) (19,914) (1,030,442)
HUGO BOSS AG (2) (68,816) (3,094,190)
Infineon Technologies AG (2) (256,002) (9,395,351)
Merck KGaA (2) (61,144) (10,111,709)
MTU Aero Engines AG (2) (29,922) (7,628,713)
Puma SE (2) (41,692) (1,914,915)
Rational AG (2) (1,345) (1,115,167)
Rheinmetall AG (2) (4,079) (2,078,722)
RWE AG (2) (34,003) (1,166,485)
SAP SE (2) (17,188) (3,452,650)
Siemens Energy AG (2) (2,660) (69,358)
Siemens Healthineers AG (2)(b) (107,524) (6,192,206)
Symrise AG, Class A (2) (13,292) (1,626,370)
Wacker Chemie AG (2) (29,606) (3,225,445)
(73,963,400)
Italy - (2.5)%
Amplifon SpA (2) (65,472) (2,328,179)
Coca-Cola HBC AG (2) (52,377) (1,782,610)
Davide Campari-Milano NV (2) (277,147) (2,623,962)
DiaSorin SpA (2) (19,993) (1,988,901)
Ferrari NV (2) (35,522) (14,496,229)
FinecoBank Banca Fineco SpA (2) (125,641) (1,866,932)
Hera SpA (2) (163,877) (560,146)
INVESTMENTS SHARES VALUE ($)
Italy - (2.5)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(b) (331,237) (3,450,062)
Interpump Group SpA (2) (41,242) (1,829,790)
Leonardo SpA (2) (85,328) (1,976,948)
Mediobanca Banca di Credito
Finanziario SpA (2) (42,479) (621,809)
Moncler SpA (2) (92,635) (5,682,592)
Prysmian SpA (2) (28,901) (1,784,261)
Recordati Industria Chimica e
Farmaceutica SpA (2) (33,095) (1,722,522)
Reply SpA (2) (13,414) (1,977,881)
Telecom Italia SpA (2) (3,677,337) (879,542)
Terna - Rete Elettrica Nazionale (2) (137,756) (1,061,910)
(46,634,276)
Japan - (31.0)%
Advantest Corp. (2) (505,200) (20,473,710)
Aeon Co. Ltd. (2) (253,600) (5,427,798)
Ajinomoto Co., Inc. (2) (365,400) (12,860,337)
Allegro MicroSystems, Inc. (112,986) (3,190,725)
Asahi Intecc Co. Ltd. (2) (466,600) (6,550,604)
Astellas Pharma, Inc. (2) (552,100) (5,446,879)
Azbil Corp. (2) (130,600) (3,647,959)
Bandai Namco Holdings, Inc. (2) (226,700) (4,441,362)
BayCurrent Consulting, Inc. (2) (178,400) (3,611,619)
Bridgestone Corp. (2) (116,800) (4,608,858)
Chiba Bank Ltd. (The) (2) (726,700) (6,513,619)
Chugai Pharmaceutical Co. Ltd. (2) (239,100) (8,513,955)
Dai Nippon Printing Co. Ltd. (2) (44,500) (1,501,457)
Daifuku Co. Ltd. (2) (152,300) (2,860,487)
Daikin Industries Ltd. (2) (46,200) (6,431,765)
Daiwa Securities Group, Inc. (2) (531,500) (4,080,489)
Denso Corp. (2) (136,200) (2,125,951)
Dentsu Group, Inc. (2) (22,400) (567,179)
Disco Corp. (2) (13,000) (4,951,696)
East Japan Railway Co. (2) (180,900) (3,011,923)
Eisai Co. Ltd. (2) (254,800) (10,488,500)
FANUC Corp. (2) (136,300) (3,741,807)
Fast Retailing Co. Ltd. (2) (13,500) (3,414,706)
Fuji Electric Co. Ltd. (2) (7,100) (405,698)
FUJIFILM Holdings Corp. (2) (161,900) (3,797,640)
Goldwin, Inc. (2) (63,800) (3,494,153)
Hakuhodo DY Holdings, Inc. (2) (207,200) (1,516,746)
Hamamatsu Photonics KK (2) (137,000) (3,680,318)
Hankyu Hanshin Holdings, Inc. (2) (32,300) (861,613)
Haseko Corp. (2) (54,900) (608,004)
Hoshizaki Corp. (2) (16,100) (512,104)
Hoya Corp. (2) (41,700) (4,876,371)
Ibiden Co. Ltd. (2) (123,200) (5,042,862)
IHI Corp. (2) (205,000) (6,147,098)
Iida Group Holdings Co. Ltd. (2) (48,500) (640,794)
ITOCHU Corp. (2) (203,400) (9,998,779)
Japan Airport Terminal Co. Ltd. (2) (55,200) (1,887,327)
Kao Corp. (2) (52,300) (2,117,469)
Kawasaki Heavy Industries Ltd. (2) (114,700) (4,378,983)
Keisei Electric Railway Co. Ltd. (2) (177,000) (5,723,869)
Keyence Corp. (2) (29,100) (12,736,436)
Kikkoman Corp. (2) (100,300) (1,165,691)
Kinden Corp. (2) (29,700) (593,941)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (31.0)% (continued)
Kintetsu Group Holdings Co. Ltd.
(2) (146,600) (3,197,568)
Kobe Bussan Co. Ltd. (2) (159,100) (3,544,105)
Koei Tecmo Holdings Co. Ltd. (2) (40,400) (350,688)
Kurita Water Industries Ltd. (2) (35,100) (1,491,469)
Kyocera Corp. (2) (610,200) (7,037,940)
Kyoto Financial Group, Inc. (2) (100,400) (1,793,781)
Lasertec Corp. (2) (3,500) (785,681)
LY Corp. (2) (837,000) (2,021,080)
M3, Inc. (2) (304,200) (2,910,591)
MatsukiyoCocokara & Co. (2) (167,700) (2,408,238)
MEIJI Holdings Co. Ltd. (2) (90,200) (1,950,857)
MINEBEA MITSUMI, Inc. (2) (315,400) (6,497,502)
Mitsubishi Chemical Group Corp.
(2) (390,100) (2,173,555)
Mitsubishi Corp. (2) (350,200) (6,884,194)
Mitsubishi HC Capital, Inc. (2) (474,000) (3,136,216)
Mitsubishi Heavy Industries Ltd. (2) (267,400) (2,878,582)
Mitsubishi Motors Corp. (2) (949,500) (2,628,493)
Mitsui & Co. Ltd. (2) (357,600) (8,155,648)
Mitsui Chemicals, Inc. (2) (29,300) (811,359)
MonotaRO Co. Ltd. (2) (179,700) (2,104,571)
Nexon Co. Ltd. (2) (512,300) (9,530,956)
NIDEC Corp. (2) (93,200) (4,193,955)
Nifco, Inc. (2) (16,500) (395,591)
Nikon Corp. (2) (278,600) (2,827,326)
Nintendo Co. Ltd. (2) (142,200) (7,593,705)
Nippon Paint Holdings Co. Ltd. (2) (601,500) (3,931,993)
Nippon Telegraph & Telephone
Corp. (2) (7,863,300) (7,435,564)
Nissan Chemical Corp. (2) (345,200) (10,972,083)
Nissin Foods Holdings Co. Ltd. (2) (222,300) (5,652,148)
Nitori Holdings Co. Ltd. (2) (103,100) (10,914,894)
Nitto Denko Corp. (2) (13,100) (1,039,051)
Nomura Research Institute Ltd. (2) (306,100) (8,651,528)
NTT Data Group Corp. (2) (472,000) (6,972,873)
Obayashi Corp. (2) (456,900) (5,460,135)
Odakyu Electric Railway Co. Ltd.
(2) (43,000) (417,056)
Olympus Corp. (2) (221,100) (3,569,069)
Omron Corp. (2) (316,700) (10,966,733)
Ono Pharmaceutical Co. Ltd. (2) (275,900) (3,769,710)
Open House Group Co. Ltd. (2) (114,400) (3,514,952)
Oriental Land Co. Ltd. (2) (334,000) (9,333,337)
Otsuka Holdings Co. Ltd. (2) (25,000) (1,056,169)
Pan Pacific International Holdings
Corp. (2) (157,000) (3,672,519)
Rakuten Group, Inc. (2) (2,160,000) (11,189,747)
Recruit Holdings Co. Ltd. (2) (85,300) (4,589,752)
Renesas Electronics Corp. (2) (86,500) (1,640,442)
Rinnai Corp. (2) (87,200) (1,988,220)
Rohm Co. Ltd. (2) (160,700) (2,148,186)
Secom Co. Ltd. (2) (54,900) (3,251,398)
Sega Sammy Holdings, Inc. (2) (89,700) (1,332,700)
Seibu Holdings, Inc. (2) (294,000) (4,062,881)
Seiko Epson Corp. (2) (26,400) (412,713)
Sekisui House Ltd. (2) (74,800) (1,662,445)
Seven & i Holdings Co. Ltd. (2) (241,200) (2,947,505)
SG Holdings Co. Ltd. (2) (362,100) (3,348,465)
Sharp Corp. (2) (691,700) (4,002,314)
INVESTMENTS SHARES VALUE ($)
Japan - (31.0)% (continued)
Shimadzu Corp. (2) (189,800) (4,757,148)
Shimano, Inc. (2) (10,900) (1,684,528)
Shimizu Corp. (2) (177,700) (1,001,394)
Shin-Etsu Chemical Co. Ltd. (2) (110,200) (4,284,757)
Shinko Electric Industries Co. Ltd.
(2) (84,700) (2,961,341)
Shizuoka Financial Group, Inc. (2) (89,600) (866,147)
SMC Corp. (2) (24,000) (11,434,968)
SoftBank Corp. (2) (138,700) (1,696,304)
SUMCO Corp. (2) (160,400) (2,320,318)
Sumitomo Forestry Co. Ltd. (2) (88,100) (2,824,266)
Sumitomo Metal Mining Co. Ltd.
(2) (148,500) (4,511,943)
Sumitomo Mitsui Financial Group,
Inc. (2) (31,900) (2,141,285)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (245,600) (5,644,181)
Suzuki Motor Corp. (2) (903,200) (10,427,097)
Sysmex Corp. (2) (560,800) (9,052,406)
T&D Holdings, Inc. (2) (41,900) (731,870)
Taisei Corp. (2) (154,500) (5,747,821)
Taiyo Yuden Co. Ltd. (2) (200,600) (5,090,627)
Takeda Pharmaceutical Co. Ltd. (2) (194,900) (5,055,365)
Terumo Corp. (2) (640,500) (10,622,823)
TIS, Inc. (2) (99,300) (1,929,204)
Tobu Railway Co. Ltd. (2) (54,500) (918,840)
Toei Animation Co. Ltd. (2) (79,600) (1,233,161)
Tokyu Corp. (2) (188,800) (2,084,777)
TOTO Ltd. (2) (177,500) (4,181,781)
Toyota Industries Corp. (2) (75,600) (6,430,945)
Toyota Motor Corp. (2) (554,100) (11,368,733)
Unicharm Corp. (2) (74,400) (2,390,861)
Yakult Honsha Co. Ltd. (2) (234,600) (4,203,193)
Yamaha Corp. (2) (254,900) (5,990,897)
Yamaha Motor Co. Ltd. (2) (435,400) (4,047,828)
Yaskawa Electric Corp. (2) (182,400) (6,577,160)
Zensho Holdings Co. Ltd. (2) (57,500) (2,192,171)
ZOZO, Inc. (2) (650,000) (16,251,043)
(588,516,697)
Luxembourg - (0.2)%
Eurofins Scientific SE (2) (85,491) (4,280,443)
Netherlands - (2.2)%
Adyen NV (2)(b) (2,207) (2,621,201)
ASML Holding NV (2) (9,480) (9,661,696)
ASR Nederland NV (2) (140,227) (6,676,017)
BE Semiconductor Industries NV
(2) (15,553) (2,598,149)
Heineken NV (2) (56,550) (5,470,988)
IMCD NV (2) (22,081) (3,043,809)
Randstad NV (2) (30,217) (1,371,929)
SBM Offshore NV (2) (90,494) (1,384,978)
Universal Music Group NV (2) (282,832) (8,413,760)
(41,242,527)
Norway - (0.5)%
Gjensidige Forsikring ASA (2) (120,044) (2,142,429)
Mowi ASA (2) (135,117) (2,245,694)
Salmar ASA (2) (67,651) (3,547,943)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - (0.5)% (continued)
TOMRA Systems ASA (2) (72,359) (862,565)
(8,798,631)
Poland - (0.0)% †
InPost SA (2) (36,855) (648,484)
Singapore - (0.9)%
CapitaLand Investment Ltd. (2) (2,782,800) (5,442,377)
City Developments Ltd. (2) (240,600) (914,629)
DBS Group Holdings Ltd. (2) (143,960) (3,791,734)
Keppel Ltd. (2) (795,000) (3,779,039)
Seatrium Ltd. (2) (860,855) (873,157)
Singapore Technologies
Engineering Ltd. (2) (347,800) (1,107,515)
Singapore Telecommunications
Ltd. (2) (896,200) (1,813,526)
(17,721,977)
South Africa - (0.3)%
Anglo American plc (2) (188,932) (5,970,346)
Spain - (1.9)%
Acciona SA (2) (24,343) (2,880,888)
Amadeus IT Group SA (2) (155,490) (10,346,992)
Banco Bilbao Vizcaya Argentaria
SA (2) (243,217) (2,441,532)
Cellnex Telecom SA (2)(b) (116,880) (3,801,460)
Corp. ACCIONA Energias
Renovables SA (2) (155,633) (3,202,092)
Enagas SA (2) (27,355) (406,767)
Fluidra SA (2) (59,993) (1,250,779)
Grifols SA (2) (65,293) (552,184)
Iberdrola SA (2) (310,838) (4,033,099)
Industria de Diseno Textil SA (2) (32,642) (1,619,806)
Redeia Corp. SA (2) (371,059) (6,488,492)
(37,024,091)
Sweden - (3.2)%
AddTech AB, Class B (2) (44,897) (1,119,623)
Assa Abloy AB, Class B (2) (24,516) (694,307)
Atlas Copco AB, Class A (2) (77,496) (1,455,085)
Axfood AB (2) (79,052) (2,072,147)
Beijer Ref AB, Class B (2) (168,003) (2,593,083)
Epiroc AB, Class A (2) (428,030) (8,576,590)
EQT AB (2) (161,356) (4,730,534)
Hexagon AB, Class B (2) (244,388) (2,769,216)
Holmen AB, Class B (2) (60,653) (2,386,534)
Indutrade AB (2) (43,228) (1,110,297)
Lifco AB, Class B (2) (144,572) (3,968,108)
Sandvik AB (2) (97,835) (1,965,927)
Securitas AB, Class B (2) (223,772) (2,218,101)
Skandinaviska Enskilda Banken
AB, Class A (2) (319,529) (4,724,133)
Skanska AB, Class B (2) (139,598) (2,518,399)
Svenska Cellulosa AB SCA, Class
B (2) (245,876) (3,618,507)
Svenska Handelsbanken AB,
Class A (2) (279,636) (2,672,241)
Swedish Orphan Biovitrum AB (143,741) (3,846,113)
Tele2 AB, Class B (2) (267,152) (2,696,736)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.2)% (continued)
Telefonaktiebolaget LM Ericsson,
Class B (2) (728,580) (4,522,455)
(60,258,136)
Switzerland - (4.7)%
Avolta AG (2) (25,420) (988,254)
Bachem Holding AG, Class B (2) (28,166) (2,573,734)
Barry Callebaut AG (Registered)
(2) (4,010) (6,537,151)
BKW AG (2) (4,162) (664,324)
Chocoladefabriken Lindt &
Spruengli AG (2) (473) (5,525,025)
Cie Financiere Richemont SA
(Registered) (2) (33,853) (5,290,647)
DSM-Firmenich AG (2) (63,827) (7,187,250)
EMS-Chemie Holding AG
(Registered) (2) (4,298) (3,517,117)
Galenica AG (2)(b) (19,506) (1,597,473)
Helvetia Holding AG (Registered)
(2) (30,770) (4,158,865)
Partners Group Holding AG (2) (2,812) (3,600,924)
Schindler Holding AG (2) (19,732) (4,950,831)
SIG Group AG (2) (413,410) (7,596,757)
Sika AG (Registered) (2) (18,125) (5,173,958)
Straumann Holding AG
(Registered) (2) (55,199) (6,813,687)
Swatch Group AG (The) (2) (11,653) (2,387,436)
Swiss Life Holding AG (Registered)
(2) (3,040) (2,231,156)
Swisscom AG (Registered) (2) (12,110) (6,809,642)
Tecan Group AG (Registered) (2) (10,703) (3,583,548)
UBS Group AG (Registered) (2) (171,908) (5,048,966)
VAT Group AG (2)(b) (4,721) (2,665,746)
(88,902,491)
United Kingdom - (7.0)%
Admiral Group plc (2) (78,571) (2,596,381)
Ashtead Group plc (2) (119,759) (7,984,776)
AstraZeneca plc (2) (74,576) (11,606,491)
BAE Systems plc (2) (194,258) (3,235,685)
Barratt Developments plc (2) (1,245,103) (7,394,828)
Beazley plc (2) (48,150) (430,054)
Berkeley Group Holdings plc (2) (62,788) (3,627,862)
ConvaTec Group plc (2)(b) (130,198) (385,740)
Croda International plc (2) (64,239) (3,195,831)
Diageo plc (2) (137,027) (4,301,827)
Entain plc (2) (222,660) (1,765,625)
Flutter Entertainment plc (2) (31,908) (5,804,011)
Halma plc (2) (101,409) (3,456,583)
Harbour Energy plc (2) (309,729) (1,216,087)
Hargreaves Lansdown plc (2) (207,367) (2,955,903)
Informa plc (2) (134,553) (1,452,089)
Investec plc (2) (65,288) (471,958)
JD Sports Fashion plc (2) (1,678,137) (2,519,954)
Legal & General Group plc (2) (1,424,587) (4,079,401)
National Grid plc (2) (325,081) (3,629,900)
NatWest Group plc (2) (786,620) (3,094,639)
Next plc (2) (7,303) (833,404)
Reckitt Benckiser Group plc (2) (62,187) (3,364,270)
Rentokil Initial plc (2) (557,738) (3,239,121)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.0)% (continued)
RS GROUP plc (2) (285,719) (2,525,015)
Sage Group plc (The) (2) (219,557) (3,008,000)
Severn Trent plc (2) (161,403) (4,858,121)
Smith & Nephew plc (2) (152,876) (1,894,488)
Spirax Group plc (2) (60,001) (6,430,878)
SSE plc (2) (198,388) (4,480,314)
St James's Place plc (2) (130,631) (897,677)
Unilever plc (2) (311,862) (17,117,280)
United Utilities Group plc (2) (209,939) (2,607,994)
Wise plc, Class A (2) (631,280) (5,414,264)
WPP plc (2) (42,007) (384,645)
(132,261,096)
United States - (109.6)%
AAON, Inc. (51,949) (4,532,031)
Abbott Laboratories (41,684) (4,331,384)
AbbVie, Inc. (52,791) (9,054,712)
Acadia Healthcare Co., Inc. (54,728) (3,696,329)
Accenture plc, Class A (39,887) (12,102,115)
Advance Auto Parts, Inc. (97,657) (6,184,618)
Advanced Drainage Systems, Inc. (8,809) (1,412,876)
Advanced Micro Devices, Inc. (9,053) (1,468,487)
Affirm Holdings, Inc., Class A (307,378) (9,285,889)
Aflac, Inc. (16,771) (1,497,818)
Agilent Technologies, Inc. (15,288) (1,981,783)
Air Products and Chemicals, Inc. (21,501) (5,548,333)
Alaska Air Group, Inc. (32,974) (1,332,150)
Albemarle Corp. (51,127) (4,883,651)
Alexandria Real Estate Equities,
Inc., REIT (7,929) (927,455)
Allegion plc (12,700) (1,500,505)
ALLETE, Inc. (77,955) (4,860,494)
Alliant Energy Corp. (126,169) (6,422,002)
Alphabet, Inc., Class A (6,880) (1,253,192)
Ameren Corp. (13,903) (988,642)
American Electric Power Co., Inc. (44,673) (3,919,609)
American Express Co. (5,840) (1,352,252)
American Financial Group, Inc. (18,677) (2,297,645)
American Homes 4 Rent, Class
A, REIT (56,861) (2,112,955)
American Tower Corp., REIT (28,099) (5,461,884)
American Water Works Co., Inc. (3,868) (499,591)
AMETEK, Inc. (27,913) (4,653,376)
Amgen, Inc. (25,486) (7,963,101)
Amphenol Corp., Class A (33,804) (2,277,375)
Analog Devices, Inc. (10,943) (2,497,849)
Aon plc, Class A (9,248) (2,715,028)
AppLovin Corp., Class A (49,294) (4,102,247)
Aramark (177,245) (6,029,875)
Arcadium Lithium plc (969,333) (3,256,959)
Arch Capital Group Ltd. (16,953) (1,710,388)
Armstrong World Industries, Inc. (16,240) (1,839,018)
Arrowhead Pharmaceuticals, Inc. (261,506) (6,796,541)
Arthur J Gallagher & Co. (59,531) (15,436,984)
ASGN, Inc. (23,611) (2,081,782)
Aspen Technology, Inc. (26,109) (5,186,031)
Associated Banc-Corp. (121,428) (2,568,202)
Atlassian Corp., Class A (38,872) (6,875,679)
Autodesk, Inc. (24,552) (6,075,392)
Automatic Data Processing, Inc. (23,074) (5,507,533)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Avantor, Inc. (72,463) (1,536,216)
Avery Dennison Corp. (34,057) (7,446,563)
Avient Corp. (37,043) (1,616,927)
Axon Enterprise, Inc. (25,685) (7,557,554)
Azenta, Inc. (68,429) (3,600,734)
Bath & Body Works, Inc. (143,242) (5,593,600)
Becton Dickinson & Co. (2,215) (517,668)
Belden, Inc. (40,213) (3,771,979)
Bentley Systems, Inc., Class B (118,628) (5,855,478)
BILL Holdings, Inc. (57,647) (3,033,385)
Biogen, Inc. (27,480) (6,370,414)
BioMarin Pharmaceutical, Inc. (4,757) (391,644)
Bio-Rad Laboratories, Inc., Class A (8,832) (2,412,108)
Bio-Techne Corp. (76,393) (5,473,558)
BJ's Wholesale Club Holdings, Inc. (93,546) (8,217,081)
Blackstone, Inc. (73,193) (9,061,293)
Block, Inc., Class A (36,021) (2,322,994)
Blue Owl Capital, Inc., Class A (583,119) (10,350,362)
Boeing Co. (The) (20,936) (3,810,561)
BorgWarner, Inc. (98,434) (3,173,512)
Bright Horizons Family Solutions,
Inc. (46,757) (5,147,011)
Brighthouse Financial, Inc. (33,975) (1,472,477)
Brixmor Property Group, Inc., REIT (27,594) (637,145)
Brookfield Renewable Corp., Class
A (58,485) (1,657,014)
Brown & Brown, Inc. (38,698) (3,459,988)
Brown-Forman Corp., Class B (164,924) (7,123,068)
BRP, Inc. (64,367) (4,123,948)
Brunswick Corp. (136,715) (9,948,751)
Bunge Global SA (7,957) (849,569)
BWX Technologies, Inc. (24,685) (2,345,075)
Cabot Corp. (9,818) (902,176)
Cadence Bank (66,517) (1,881,101)
Cadence Design Systems, Inc. (15,797) (4,861,527)
Calix, Inc. (33,322) (1,180,598)
Campbell Soup Co. (68,117) (3,078,207)
Capital One Financial Corp. (29,396) (4,069,876)
Carnival Corp. (541,564) (10,138,078)
Carrier Global Corp. (114,363) (7,214,018)
Casey's General Stores, Inc. (21,619) (8,248,946)
Caterpillar, Inc. (1,225) (408,048)
Cboe Global Markets, Inc. (7,003) (1,190,930)
CBRE Group, Inc., Class A (26,569) (2,367,564)
CDW Corp. (29,549) (6,614,248)
Celanese Corp., Class A (64,692) (8,726,304)
Cencora, Inc. (25,661) (5,781,423)
Certara, Inc. (170,192) (2,357,159)
CF Industries Holdings, Inc. (39,310) (2,913,657)
Charles River Laboratories
International, Inc. (6,809) (1,406,603)
Charles Schwab Corp. (The) (93,715) (6,905,858)
Chart Industries, Inc. (14,204) (2,050,205)
Charter Communications, Inc.,
Class A (25,018) (7,479,381)
Chemed Corp. (4,311) (2,339,062)
Chemours Co. (The) (30,907) (697,571)
Chesapeake Energy Corp. (31,161) (2,561,123)
Chevron Corp. (12,636) (1,976,523)
Choice Hotels International, Inc. (90,107) (10,722,733)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Chord Energy Corp. (31,244) (5,238,994)
Church & Dwight Co., Inc. (62,862) (6,517,532)
Churchill Downs, Inc. (16,347) (2,282,041)
Cintas Corp. (6,581) (4,608,411)
Civitas Resources, Inc. (5,975) (412,275)
Clarivate plc (617,448) (3,513,279)
Clearway Energy, Inc., Class C (91,852) (2,267,826)
Cloudflare, Inc., Class A (5,890) (487,869)
CMS Energy Corp. (55,180) (3,284,865)
CNX Resources Corp. (28,813) (700,156)
Coca-Cola Co. (The) (153,234) (9,753,344)
Cognizant Technology Solutions
Corp., Class A (32,713) (2,224,484)
Coinbase Global, Inc., Class A (4,806) (1,068,037)
Columbia Sportswear Co. (87,951) (6,955,165)
Comerica, Inc. (43,672) (2,229,019)
Commercial Metals Co. (8,453) (464,830)
Conagra Brands, Inc. (36,692) (1,042,787)
Constellation Brands, Inc., Class A (31,960) (8,222,669)
Constellation Energy Corp. (1,809) (362,288)
Cooper Cos., Inc. (The) (15,292) (1,334,992)
Copart, Inc. (169,694) (9,190,627)
Core & Main, Inc., Class A (21,630) (1,058,572)
Corning, Inc. (13,150) (510,878)
Corpay, Inc. (5,679) (1,512,942)
CoStar Group, Inc. (81,088) (6,011,864)
Coty, Inc., Class A (622,291) (6,235,356)
Crane NXT Co. (31,596) (1,940,626)
CRH plc (2) (10,018) (742,376)
Crocs, Inc. (29,616) (4,322,159)
CSL Ltd. (2) (36,198) (7,098,329)
CSX Corp. (112,372) (3,758,843)
CubeSmart, REIT (74,767) (3,377,225)
Danaher Corp. (28,579) (7,140,463)
Darden Restaurants, Inc. (17,028) (2,576,677)
Dayforce, Inc. (59,207) (2,936,667)
Deckers Outdoor Corp. (5,335) (5,164,013)
Deere & Co. (16,751) (6,258,676)
Dexcom, Inc. (34,741) (3,938,935)
Digital Realty Trust, Inc., REIT (18,614) (2,830,259)
Dollar General Corp. (33,357) (4,410,796)
Dollar Tree, Inc. (45,695) (4,878,855)
Dominion Energy, Inc. (47,643) (2,334,507)
DoorDash, Inc., Class A (17,992) (1,957,170)
Dover Corp. (42,885) (7,738,598)
Doximity, Inc., Class A (107,829) (3,015,977)
Dropbox, Inc., Class A (213,721) (4,802,311)
DTE Energy Co. (25,262) (2,804,335)
DXC Technology Co. (88,584) (1,691,069)
Eagle Materials, Inc. (9,644) (2,097,184)
EastGroup Properties, Inc., REIT (2,429) (413,173)
Edison International (22,146) (1,590,304)
Elanco Animal Health, Inc. (249,428) (3,599,246)
Elevance Health, Inc. (5,516) (2,988,900)
elf Beauty, Inc. (19,416) (4,091,340)
Emerson Electric Co. (14,249) (1,569,670)
Enovis Corp. (43,144) (1,950,109)
Entegris, Inc. (20,180) (2,732,372)
Envista Holdings Corp. (28,266) (470,064)
EQT Corp. (276,288) (10,217,130)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Equifax, Inc. (7,605) (1,843,908)
Equinix, Inc., REIT (1,517) (1,147,762)
Equity LifeStyle Properties, Inc.,
REIT (37,526) (2,444,068)
Equity Residential, REIT (41,844) (2,901,463)
Erie Indemnity Co., Class A (19,473) (7,057,015)
Essential Utilities, Inc. (45,914) (1,713,970)
Essex Property Trust, Inc., REIT (8,304) (2,260,349)
Exelon Corp. (58,268) (2,016,655)
ExlService Holdings, Inc. (94,341) (2,958,534)
Expedia Group, Inc. (20,403) (2,570,574)
Expeditors International of
Washington, Inc. (47,565) (5,935,636)
Experian plc (2) (35,592) (1,653,490)
Exponent, Inc. (7,558) (718,917)
Extra Space Storage, Inc., REIT (79,570) (12,365,974)
FactSet Research Systems, Inc. (3,028) (1,236,242)
Fastenal Co. (75,251) (4,728,773)
Ferguson plc (2,987) (578,433)
Ferrovial SE (2) (136,335) (5,296,325)
Fifth Third Bancorp (307,287) (11,212,903)
First Citizens BancShares, Inc.,
Class A (676) (1,138,120)
First Financial Bankshares, Inc. (203,582) (6,011,776)
First Industrial Realty Trust, Inc.,
REIT (11,914) (566,034)
First Solar, Inc. (1,550) (349,463)
FirstEnergy Corp. (87,552) (3,350,615)
Five9, Inc. (87,484) (3,858,044)
Floor & Decor Holdings, Inc., Class
A (43,586) (4,332,884)
Fortrea Holdings, Inc. (105,993) (2,473,877)
Fox Corp., Class A (65,587) (2,254,225)
Fox Factory Holding Corp. (113,800) (5,484,022)
Frontier Communications Parent,
Inc. (154,561) (4,046,407)
FTI Consulting, Inc. (40,371) (8,701,162)
Gaming and Leisure Properties,
Inc., REIT (16,868) (762,602)
Gap, Inc. (The) (170,853) (4,081,678)
GATX Corp. (29,976) (3,967,623)
GE HealthCare Technologies, Inc. (17,227) (1,342,328)
Generac Holdings, Inc. (6,860) (907,029)
General Mills, Inc. (50,841) (3,216,202)
Gentex Corp. (175,507) (5,916,341)
GFL Environmental, Inc. (22,014) (857,356)
Glacier Bancorp, Inc. (90,652) (3,383,133)
GLOBALFOUNDRIES, Inc. (7,916) (400,233)
Globant SA (7,045) (1,255,842)
Globus Medical, Inc., Class A (155,905) (10,677,933)
Goldman Sachs Group, Inc. (The) (3,985) (1,802,495)
Graco, Inc. (10,663) (845,363)
Graham Holdings Co., Class B (1,329) (929,702)
Graphic Packaging Holding Co. (255,603) (6,699,355)
Greif, Inc., Class A (6,472) (371,946)
GXO Logistics, Inc. (21,303) (1,075,802)
Haemonetics Corp. (27,452) (2,271,104)
Haleon plc (2) (1,703,958) (6,932,923)
Harley-Davidson, Inc. (67,048) (2,248,790)
Hayward Holdings, Inc. (375,867) (4,623,164)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
HEICO Corp. (45,620) (10,201,088)
Helen of Troy Ltd. (24,705) (2,291,142)
Henry Schein, Inc. (109,458) (7,016,258)
Highwoods Properties, Inc., REIT (30,533) (802,102)
Hilton Grand Vacations, Inc. (58,311) (2,357,514)
Honeywell International, Inc. (29,150) (6,224,691)
Host Hotels & Resorts, Inc., REIT (22,313) (401,188)
Houlihan Lokey, Inc., Class A (74,858) (10,095,350)
Howard Hughes Holdings, Inc. (63,986) (4,147,573)
HP, Inc. (34,477) (1,207,385)
Hubbell, Inc., Class B (4,325) (1,580,701)
HubSpot, Inc. (3,126) (1,843,684)
Humana, Inc. (12,173) (4,548,441)
Hyatt Hotels Corp., Class A (33,541) (5,095,549)
IAC, Inc. (187,761) (8,796,603)
IDACORP, Inc. (50,266) (4,682,278)
IDEX Corp. (13,189) (2,653,627)
Illinois Tool Works, Inc. (4,454) (1,055,420)
Inari Medical, Inc. (27,514) (1,324,799)
Independence Realty Trust, Inc.,
REIT (22,315) (418,183)
Informatica, Inc., Class A (69,698) (2,152,274)
Ingersoll Rand, Inc. (110,903) (10,074,429)
Insperity, Inc. (22,799) (2,079,497)
Integra LifeSciences Holdings
Corp. (23,501) (684,819)
Intercontinental Exchange, Inc. (57,603) (7,885,275)
Interpublic Group of Cos., Inc.
(The) (86,626) (2,519,950)
Intuit, Inc. (18,911) (12,428,498)
Intuitive Surgical, Inc. (15,363) (6,834,231)
Ionis Pharmaceuticals, Inc. (243,063) (11,584,383)
Iron Mountain, Inc., REIT (41,067) (3,680,425)
Jack Henry & Associates, Inc. (14,545) (2,414,761)
Janus Henderson Group plc (27,146) (915,092)
Jefferies Financial Group, Inc. (52,105) (2,592,745)
Johnson Controls International plc (117,488) (7,809,427)
Jones Lang LaSalle, Inc. (6,226) (1,278,073)
JPMorgan Chase & Co. (22,373) (4,525,163)
Kenvue, Inc. (115,658) (2,102,662)
KeyCorp (98,635) (1,401,603)
Keysight Technologies, Inc. (32,007) (4,376,957)
Kilroy Realty Corp., REIT (31,795) (991,050)
Kimco Realty Corp., REIT (21,332) (415,121)
Kinsale Capital Group, Inc. (9,237) (3,558,831)
Kite Realty Group Trust, REIT (103,504) (2,316,420)
KKR & Co., Inc. (37,450) (3,941,238)
Knight-Swift Transportation
Holdings, Inc., Class A (64,621) (3,225,880)
Lamb Weston Holdings, Inc. (43,752) (3,678,668)
Lancaster Colony Corp. (24,729) (4,673,039)
Landstar System, Inc. (20,716) (3,821,688)
Lattice Semiconductor Corp. (74,870) (4,341,711)
Liberty Broadband Corp., Class C (114,254) (6,263,404)
Lincoln Electric Holdings, Inc. (4,364) (823,225)
Linde plc (21,339) (9,363,767)
Lithia Motors, Inc., Class A (17,448) (4,404,748)
Live Nation Entertainment, Inc. (105,514) (9,890,882)
LKQ Corp. (123,858) (5,151,254)
Lockheed Martin Corp. (9,478) (4,427,174)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Lowe's Cos., Inc. (76,583) (16,883,488)
LPL Financial Holdings, Inc. (8,440) (2,357,292)
Lumentum Holdings, Inc. (132,669) (6,755,505)
Lyft, Inc., Class A (143,088) (2,017,541)
M&T Bank Corp. (38,845) (5,879,579)
MACOM Technology Solutions
Holdings, Inc. (82,883) (9,238,968)
Macy's, Inc. (362,236) (6,954,931)
Maravai LifeSciences Holdings,
Inc., Class A (213,391) (1,527,880)
MarketAxess Holdings, Inc. (8,497) (1,703,903)
Marriott International, Inc., Class A (21,123) (5,106,908)
Marsh & McLennan Cos., Inc. (27,252) (5,742,541)
Masimo Corp. (31,921) (4,020,131)
Mastercard, Inc., Class A (5,065) (2,234,475)
Match Group, Inc. (55,220) (1,677,584)
Maximus, Inc. (8,594) (736,506)
McCormick & Co., Inc.
(Non-Voting) (21,466) (1,522,798)
McDonald's Corp. (53,470) (13,626,295)
MDU Resources Group, Inc. (68,352) (1,715,635)
Merck & Co., Inc. (27,788) (3,440,154)
Mercury Systems, Inc. (75,287) (2,031,996)
Meta Platforms, Inc., Class A (6,776) (3,416,595)
Mettler-Toledo International, Inc. (784) (1,095,711)
MGIC Investment Corp. (128,293) (2,764,714)
MGM Resorts International (413,044) (18,355,674)
Microchip Technology, Inc. (72,314) (6,616,731)
Microsoft Corp. (58,371) (26,088,917)
Middleby Corp. (The) (14,569) (1,786,305)
MKS Instruments, Inc. (12,335) (1,610,704)
Moderna, Inc. (37,984) (4,510,600)
MongoDB, Inc., Class A (20,103) (5,024,946)
Monster Beverage Corp. (134,429) (6,714,729)
Moody's Corp. (15,920) (6,701,206)
Morgan Stanley (57,507) (5,589,105)
Morningstar, Inc. (3,041) (899,680)
Motorola Solutions, Inc. (17,777) (6,862,811)
MP Materials Corp. (485,081) (6,175,081)
MSA Safety, Inc. (7,579) (1,422,503)
Murphy USA, Inc. (10,957) (5,143,873)
Nasdaq, Inc. (49,481) (2,981,725)
National Storage Affiliates Trust,
REIT (40,562) (1,671,966)
nCino, Inc. (131,628) (4,139,701)
NCR Atleos Corp. (14,739) (398,248)
NCR Voyix Corp. (70,645) (872,466)
Neogen Corp. (368,477) (5,759,296)
Nestle SA (Registered) (2) (14,527) (1,482,833)
New Fortress Energy, Inc. (359,061) (7,892,161)
New York Community Bancorp,
Inc. (1,628,021) (5,242,228)
Newmont Corp. (201,446) (8,434,544)
NextEra Energy, Inc. (38,414) (2,720,095)
NIKE, Inc., Class B (224,798) (16,943,024)
Nordson Corp. (18,574) (4,308,054)
Nordstrom, Inc. (99,287) (2,106,870)
Norfolk Southern Corp. (24,658) (5,293,826)
Northwestern Energy Group, Inc. (20,831) (1,043,216)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Norwegian Cruise Line Holdings
Ltd. (428,259) (8,046,987)
Novanta, Inc. (23,254) (3,792,960)
Nucor Corp. (41,468) (6,555,261)
NVR, Inc. (1,069) (8,112,171)
Occidental Petroleum Corp. (34,626) (2,182,477)
Okta, Inc., Class A (61,715) (5,777,141)
Old National Bancorp (205,633) (3,534,831)
Omega Healthcare Investors, Inc.,
REIT (23,181) (793,949)
Omnicom Group, Inc. (53,077) (4,761,007)
ONE Gas, Inc. (38,605) (2,464,929)
ONEOK, Inc. (32,036) (2,612,536)
Onto Innovation, Inc. (4,386) (962,990)
Option Care Health, Inc. (170,094) (4,711,604)
Oracle Corp. (19,382) (2,736,738)
O'Reilly Automotive, Inc. (15,667) (16,545,292)
Ormat Technologies, Inc. (60,591) (4,344,375)
Otis Worldwide Corp. (23,739) (2,285,116)
Palantir Technologies, Inc., Class A (112,698) (2,854,640)
Palo Alto Networks, Inc. (12,399) (4,203,385)
Paychex, Inc. (67,875) (8,047,260)
Paycom Software, Inc. (6,063) (867,252)
Paycor HCM, Inc. (144,390) (1,833,753)
Paylocity Holding Corp. (35,936) (4,738,162)
PBF Energy, Inc., Class A (17,406) (801,024)
Peloton Interactive, Inc., Class A (352,060) (1,189,963)
Penn Entertainment, Inc. (165,958) (3,212,117)
Performance Food Group Co. (5,990) (395,999)
Permian Resources Corp., Class A (368,804) (5,956,185)
Pfizer, Inc. (28,453) (796,115)
Philip Morris International, Inc. (39,638) (4,016,519)
Phinia, Inc. (60,668) (2,387,892)
Pinnacle Financial Partners, Inc. (8,819) (705,873)
Pinnacle West Capital Corp. (8,249) (630,059)
Planet Fitness, Inc., Class A (224,423) (16,515,289)
Plug Power, Inc. (645,030) (1,502,920)
PNC Financial Services Group,
Inc. (The) (35,044) (5,448,641)
Pool Corp. (16,725) (5,140,094)
Portland General Electric Co. (63,026) (2,725,244)
Post Holdings, Inc. (35,779) (3,726,741)
PotlatchDeltic Corp., REIT (43,739) (1,722,879)
Power Integrations, Inc. (14,353) (1,007,437)
PPL Corp. (39,404) (1,089,521)
Premier, Inc., Class A (49,660) (927,152)
Primerica, Inc. (17,043) (4,032,033)
Principal Financial Group, Inc. (5,931) (465,287)
Procore Technologies, Inc. (13,164) (872,905)
Procter & Gamble Co. (The) (82,839) (13,661,808)
Progyny, Inc. (92,627) (2,650,058)
Prologis, Inc., REIT (32,739) (3,676,917)
PTC, Inc. (37,525) (6,817,167)
Public Service Enterprise Group,
Inc. (99,031) (7,298,585)
PVH Corp. (13,982) (1,480,274)
QIAGEN NV (2) (25,449) (1,051,504)
Qorvo, Inc. (12,705) (1,474,288)
Quanta Services, Inc. (15,791) (4,012,335)
QuantumScape Corp. (970,713) (4,775,908)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Quest Diagnostics, Inc. (11,106) (1,520,189)
Range Resources Corp. (98,768) (3,311,691)
Raymond James Financial, Inc. (13,931) (1,722,011)
Rayonier, Inc., REIT (13,752) (400,046)
RBC Bearings, Inc. (16,755) (4,520,164)
Regal Rexnord Corp. (11,721) (1,584,914)
Regency Centers Corp., REIT (30,721) (1,910,846)
Regeneron Pharmaceuticals, Inc. (11,091) (11,656,974)
Regions Financial Corp. (667,084) (13,368,363)
Reliance, Inc. (17,242) (4,924,315)
RenaissanceRe Holdings Ltd. (3,366) (752,335)
Repligen Corp. (31,967) (4,029,760)
Revvity, Inc. (44,883) (4,706,431)
RH (26,294) (6,427,305)
RLI Corp. (16,134) (2,269,892)
ROBLOX Corp., Class A (32,476) (1,208,432)
Rocket Cos., Inc., Class A (85,327) (1,168,980)
Roivant Sciences Ltd. (380,435) (4,021,198)
Rollins, Inc. (17,085) (833,577)
Royal Caribbean Cruises Ltd. (40,699) (6,488,642)
RPM International, Inc. (29,651) (3,192,820)
RTX Corp. (36,416) (3,655,802)
Ryan Specialty Holdings, Inc.,
Class A (32,890) (1,904,660)
S&P Global, Inc. (11,969) (5,338,174)
Saia, Inc. (10,723) (5,085,812)
Sanofi SA (2) (34,210) (3,299,318)
Schneider National, Inc., Class B (124,476) (3,007,340)
SEI Investments Co. (48,164) (3,115,729)
Service Corp. International (92,875) (6,606,199)
Shift4 Payments, Inc., Class A (92,102) (6,755,682)
Silgan Holdings, Inc. (117,019) (4,953,414)
Silicon Laboratories, Inc. (22,779) (2,520,041)
Simpson Manufacturing Co., Inc. (22,238) (3,747,770)
SiteOne Landscape Supply, Inc. (7,759) (942,020)
Snap, Inc., Class A (122,737) (2,038,662)
SoFi Technologies, Inc. (99,166) (655,487)
Southern Co. (The) (222,624) (17,268,943)
SouthState Corp. (31,679) (2,420,909)
Southwest Gas Holdings, Inc. (126,371) (8,893,991)
Spectrum Brands Holdings, Inc. (6,409) (550,725)
Spire, Inc. (52,351) (3,179,276)
Spirit AeroSystems Holdings, Inc.,
Class A (103,025) (3,386,432)
Sprouts Farmers Market, Inc. (40,061) (3,351,503)
STAG Industrial, Inc., REIT (38,995) (1,406,160)
Starbucks Corp. (225,630) (17,565,295)
Stellantis NV (2) (19,667) (388,791)
STERIS plc (14,113) (3,098,368)
Stryker Corp. (17,962) (6,111,571)
Sun Communities, Inc., REIT (20,306) (2,443,624)
Sunrun, Inc. (83,385) (988,946)
Swiss Re AG (2) (28,664) (3,553,677)
Synaptics, Inc. (7,760) (684,432)
Synopsys, Inc. (13,747) (8,180,290)
Synovus Financial Corp. (40,512) (1,628,177)
Take-Two Interactive Software, Inc. (127,706) (19,857,005)
Tandem Diabetes Care, Inc. (55,569) (2,238,875)
TEGNA, Inc. (57,150) (796,671)
Teledyne Technologies, Inc. (9,046) (3,509,667)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Teleflex, Inc. (12,995) (2,733,238)
Tempur Sealy International, Inc. (183,792) (8,700,713)
Tetra Tech, Inc. (19,707) (4,029,687)
Texas Instruments, Inc. (50,706) (9,863,838)
Thermo Fisher Scientific, Inc. (10,579) (5,850,187)
Thor Industries, Inc. (6,851) (640,226)
Timken Co. (The) (16,556) (1,326,632)
T-Mobile US, Inc. (43,575) (7,677,044)
TopBuild Corp. (3,355) (1,292,581)
Toro Co. (The) (81,573) (7,627,891)
TPG, Inc. (169,367) (7,020,262)
Tractor Supply Co. (20,263) (5,471,010)
Tradeweb Markets, Inc., Class A (21,894) (2,320,764)
Trane Technologies plc (5,147) (1,693,003)
TransDigm Group, Inc. (2,983) (3,811,111)
Trex Co., Inc. (45,082) (3,341,478)
Tyler Technologies, Inc. (16,482) (8,286,820)
Tyson Foods, Inc., Class A (13,375) (764,248)
UDR, Inc., REIT (11,944) (491,496)
U-Haul Holding Co. (1,508) (93,089)
Ultragenyx Pharmaceutical, Inc. (10,599) (435,619)
Under Armour, Inc., Class A (182,889) (1,219,870)
Union Pacific Corp. (11,667) (2,639,775)
United Airlines Holdings, Inc. (38,427) (1,869,858)
United Bankshares, Inc. (92,188) (2,990,579)
UnitedHealth Group, Inc. (31,925) (16,258,126)
Unity Software, Inc. (176,057) (2,862,687)
Valmont Industries, Inc. (8,192) (2,248,294)
Valvoline, Inc. (225,854) (9,756,893)
Veralto Corp. (9,190) (877,369)
Verizon Communications, Inc. (115,557) (4,765,571)
Vertex Pharmaceuticals, Inc. (17,826) (8,355,403)
VF Corp. (28,969) (391,082)
Viasat, Inc. (140,206) (1,780,616)
Viatris, Inc. (239,698) (2,547,990)
VICI Properties, Inc., Class A,
REIT (127,539) (3,652,717)
Visa, Inc., Class A (47,213) (12,391,996)
Vishay Intertechnology, Inc. (245,536) (5,475,453)
Visteon Corp. (9,214) (983,134)
Vontier Corp. (15,618) (596,608)
Vornado Realty Trust, REIT (183,536) (4,825,161)
Walmart, Inc. (52,513) (3,555,655)
Walt Disney Co. (The) (61,013) (6,057,981)
Warner Bros Discovery, Inc. (59,545) (443,015)
Waste Connections, Inc. (34,704) (6,085,693)
Waste Management, Inc. (29,560) (6,306,330)
Waters Corp. (22,504) (6,528,860)
Watsco, Inc. (11,478) (5,317,069)
Watts Water Technologies, Inc.,
Class A (2,191) (401,764)
Wayfair, Inc., Class A (87,584) (4,618,304)
Welltower, Inc., REIT (34,306) (3,576,401)
West Pharmaceutical Services,
Inc. (13,060) (4,301,833)
Western Digital Corp. (12,133) (919,317)
Weyerhaeuser Co., REIT (101,892) (2,892,714)
White Mountains Insurance Group
Ltd. (902) (1,639,340)
Williams Cos., Inc. (The) (143,732) (6,108,610)
INVESTMENTS SHARES VALUE ($)
United States - (109.6)% (continued)
Williams-Sonoma, Inc. (59,344) (16,756,965)
WillScot Mobile Mini Holdings
Corp. (100,418) (3,779,734)
Wintrust Financial Corp. (20,320) (2,002,739)
Wolfspeed, Inc. (180,320) (4,104,083)
WP Carey, Inc., REIT (43,893) (2,416,310)
WW Grainger, Inc. (4,828) (4,356,015)
Wyndham Hotels & Resorts, Inc. (23,955) (1,772,670)
Xylem, Inc. (34,323) (4,655,228)
YETI Holdings, Inc. (193,343) (7,376,035)
Yum! Brands, Inc. (113,614) (15,049,310)
Zebra Technologies Corp., Class A (13,649) (4,216,586)
Zillow Group, Inc., Class C (26,242) (1,217,366)
Zoetis, Inc., Class A (11,433) (1,982,025)
ZoomInfo Technologies, Inc., Class
A (151,644) (1,936,494)
(2,079,169,007)
TOTAL COMMON STOCKS
(Proceeds $(3,673,824,477)) (3,594,864,459)
PREFERRED STOCKS - (1.0)%
Germany - (1.0)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (151,922) (11,301,999)
Henkel AG & Co. KGaA
(Preference) (2) (37,867) (3,371,558)
Sartorius AG (Preference) (2) (19,085) (4,467,532)
TOTAL PREFERRED STOCKS
(Proceeds $(24,540,868)) (19,141,089)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
Italy - (0.0)% †
Amplifon SpA, expiring 7/9/2024
(2)
(Proceeds $–) (65,472) (1)
TOTAL SHORT POSITIONS
(Proceeds $(3,698,365,345)) (3,614,005,549)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.8%
(Cost $1,554,348,092) 1,629,693,016
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.2% ‡ 269,446,105
NET ASSETS - 100.0% 1,899,139,121

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $3,698,995,732, which is inclusive of rehypothecated amounts disclosed below. In addition, $232,657,248 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $14,548,568, which represents 0.77% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2024 amounted to $544,510,835.
(d) Represents 7-day effective yield as of June 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (23,377,472) (1.2) %
Consumer Discretionary (48,108,925) (2.5)
Consumer Staples (42,815,475) (2.3)
Energy 134,214,621 7.1
Financials 245,919,824 12.9
Health Care (160,489,515) (8.5)
Industrials 79,623,231 4.2
Information Technology (41,499,408) (2.2)
Materials 49,031,138 2.6
Real Estate (47,197,408) (2.5)
Utilities (5,569,441) (0.3)
Investment Companies 459,664,965 24.2
U.S. Treasury Obligations 1,030,296,881 54.3
Total Investments In Securities
At Value 1,629,693,016 85.8
Other Assets in Excess of
Liabilities ‡ 269,446,105 14.2
Net Assets
$ 1,899,139,121 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 24.1%
INVESTMENT COMPANIES - 24.1%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $457,187,929) $267,234,005 $3,369,705,550 $(3,179,678,212) $(13,475) $12,912 $457,260,780 457,443,757 $11,324,401 $–
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 AUD 9,385,298 $ 51,500
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 JPY 2,860,409,923 371,275
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 SGD 1,976,104 12,965
Total unrealized appreciation 435,740
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/19/2024 EUR 3,149,148 (16,650)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly JPMC 07/30/2024 HKD 3,526,000 (5,425)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly GSIN 07/30/2024 HKD 5,289,000 (10,706)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/20/2024 CHF 10,339,780 (85,184)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 CAD 9,273,991 (25,611)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.14%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 5,460,492 $ (293,507)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.26%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 5,649,242 (104,299)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/19/2024 HKD 6,462,629 (31,803)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 3,435,021 (114,561)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.28%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 5,716,753 (123,350)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 EUR 3,200,442 (86,390)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.18%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 SEK 34,715,431 (75,975)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 CHF 5,451,523 $ (93,068)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 GBP 6,399,711 (47,623)
Total unrealized depreciation (1,114,152)
Net unrealized depreciation $ (678,412)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 147 7/2024 EUR $ 11,795,417 $ (206,675)
Hang Seng Index 7 7/2024 HKD 790,173 (10,827)
IBEX 35 Index 15 7/2024 EUR 1,747,148 (19,966)
MSCI Singapore Index 45 7/2024 SGD 1,049,834 7,592
OMXS30 Index 90 7/2024 SEK 2,189,074 5,541
DAX Index 9 9/2024 EUR 4,434,456 24,484
FTSE 100 Index 141 9/2024 GBP 14,636,913 3,684
FTSE/MIB Index 10 9/2024 EUR 1,786,666 2,009
S&P 500 E-Mini Index 1,632 9/2024 USD 450,554,400 2,363,941
S&P/TSX 60 Index 62 9/2024 CAD 11,878,367 113,245
SPI 200 Index 46 9/2024 AUD 5,962,406 39,818
TOPIX Index 102 9/2024 JPY 17,817,826 192,082
Net value $ 2,514,928
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 11,956,000 USD 7,939,461 CITI 9/18/2024 $ 52,807
AUD 11,956,000 USD 7,939,422 JPMC 9/18/2024 52,847
CAD 8,611,251 USD 6,300,812 CITI 9/18/2024 5,634
CAD 8,611,249 USD 6,300,779 JPMC 9/18/2024 5,666
CHF 4,264,749 USD 4,758,178 CITI 9/18/2024 34,431
CHF 4,264,749 USD 4,758,155 JPMC 9/18/2024 34,455
USD 339,257 CAD 462,597 CITI 9/18/2024 475
USD 339,256 CAD 462,594 JPMC 9/18/2024 476
USD 1 CHF 1 CITI 9/18/2024 –
(a)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1 CHF 1 JPMC 9/18/2024 $ –
(a)
USD 40,037,743 EUR 36,690,561 CITI 9/18/2024 592,821
USD 40,037,942 EUR 36,690,560 JPMC 9/18/2024 593,021
USD 17,155,802 GBP 13,431,524 CITI 9/18/2024 167,030
USD 17,155,827 GBP 13,431,476 JPMC 9/18/2024 167,116
USD 13,932,893 JPY 2,150,000,000 CITI 9/18/2024 406,390
USD 13,932,963 JPY 2,150,000,000 JPMC 9/18/2024 406,459
USD 4,280,088 NOK 45,000,000 CITI 9/18/2024 57,103
USD 4,280,110 NOK 45,000,000 JPMC 9/18/2024 57,125
USD 17,296 SEK 179,621 CITI 9/18/2024 280
USD 17,296 SEK 179,618 JPMC 9/18/2024 280
USD 748,963 SGD 1,005,143 CITI 9/18/2024 4,919
USD 748,966 SGD 1,005,142 JPMC 9/18/2024 4,923
HKD 7,816,500 USD 1,002,799 CITI 9/19/2024 406
HKD 7,816,500 USD 1,002,794 JPMC 9/19/2024 411
USD 7,103,527 HKD 55,294,500 CITI 9/19/2024 6,783
USD 7,103,563 HKD 55,294,500 JPMC 9/19/2024 6,818
Total unrealized appreciation 2,658,676
CAD 8,611,251 USD 6,318,715 CITI 9/18/2024 (12,270)
CAD 8,611,248 USD 6,318,682 JPMC 9/18/2024 (12,238)
CHF 4,264,752 USD 4,835,156 CITI 9/18/2024 (42,544)
CHF 4,264,752 USD 4,835,132 JPMC 9/18/2024 (42,520)
DKK 31,374,722 USD 4,586,503 CITI 9/18/2024 (60,155)
DKK 31,374,721 USD 4,586,480 JPMC 9/18/2024 (60,132)
EUR 38,814,501 USD 42,279,192 CITI 9/18/2024 (550,886)
EUR 38,814,500 USD 42,278,979 JPMC 9/18/2024 (550,675)
GBP 13,145,524 USD 16,789,890 CITI 9/18/2024 (162,863)
GBP 13,145,477 USD 16,789,746 JPMC 9/18/2024 (162,778)
ILS 2,467,500 USD 668,977 CITI 9/18/2024 (13,396)
ILS 2,467,500 USD 668,974 JPMC 9/18/2024 (13,393)
JPY 6,004,797,500 USD 38,780,578 CITI 9/18/2024 (1,002,013)
JPY 6,004,797,501 USD 38,780,384 JPMC 9/18/2024 (1,001,821)
NOK 5,394,000 USD 512,877 CITI 9/18/2024 (6,682)
NOK 5,394,000 USD 512,875 JPMC 9/18/2024 (6,679)
NZD 115,499 USD 71,186 CITI 9/18/2024 (837)
NZD 115,500 USD 71,186 JPMC 9/18/2024 (837)
SEK 34,091,002 USD 3,280,134 CITI 9/18/2024 (50,553)
SEK 34,090,999 USD 3,280,117 JPMC 9/18/2024 (50,537)
SGD 2,227,001 USD 1,659,321 CITI 9/18/2024 (10,814)
SGD 2,226,999 USD 1,659,311 JPMC 9/18/2024 (10,804)
USD 112,806 CAD 154,200 CITI 9/18/2024 (123)
USD 112,805 CAD 154,198 JPMC 9/18/2024 (122)
HKD 60,971,000 USD 7,831,009 CITI 9/19/2024 (5,718)
HKD 60,971,000 USD 7,830,970 JPMC 9/19/2024 (5,679)
USD 7,093,181 HKD 55,294,500 CITI 9/19/2024 (3,563)
USD 7,093,217 HKD 55,294,500 JPMC 9/19/2024 (3,527)
Total unrealized depreciation (3,844,159)
Net unrealized depreciation $ (1,185,483)
(a) Represents less than $0.05.

Schedule of Investments
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(391,831) $243,952 $(147,879)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CDOR plus
or minus a specified spread
(-0.20% to 0.00%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
13-60 months
maturity
ranging from
05/23/2025
- 03/14/2029
$– $2 $(20,326) $(20,324)
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Cash $ (21,488) $ – $ (21,488)
Investment Companies 4 – 4
BARC
Cash – 21,122,820 21,122,820
BNPP
Cash 303,970 – 303,970
CITI
Investment Companies 2,404,181 – 2,404,181
GSIN
Cash 1,750,340 – 1,750,340
JPMC
Cash (492,147) – (492,147)
U.S. Treasury Bills 13,946,908 – 13,946,908
MSIP
U.S. Treasury Bills 5,889 – 5,889

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 11.4%
Consumer Staples - 6.5%
Food Products - 6.5%
Archer-Daniels-Midland Co. (1)
11,906 719,718
Bunge Global SA (1)
4,438 473,845
Campbell Soup Co. (1)
8,231 371,959
Conagra Brands, Inc. (1)
15,109 429,398
Darling Ingredients, Inc. (1)*
9,206 338,320
Flowers Foods, Inc. (1)
12,408 275,458
Freshpet, Inc. (1)*
2,400 310,536
General Mills, Inc. (1)
11,957 756,400
Hershey Co. (The) (1)
3,535 649,839
Hormel Foods Corp. (1)
12,107 369,142
Ingredion, Inc. (1)
2,923 335,268
J M Smucker Co. (The) (1)
3,759 409,881
Kellanova (1)
7,817 450,885
Kraft Heinz Co. (The) (1)
19,214 619,075
Lamb Weston Holdings, Inc. (1)
4,832 406,275
McCormick & Co., Inc. (Non-Voting)
(1) 7,101 503,745
Mondelez International, Inc., Class
A (1) 23,564 1,542,028
Pilgrim's Pride Corp. (1)*
6,712 258,345
Post Holdings, Inc. (1)*
2,956 307,897
Seaboard Corp. (1)
75 237,055
Tyson Foods, Inc., Class A (1)
8,387 479,233
WK Kellogg Co. (1)
13,860 228,136
Total Consumer Staples 10,472,438
Financials - 4.9%
Banks - 4.9%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 10,059 165,206
Banco Bilbao Vizcaya Argentaria SA
(Spain) 44,089 442,587
Banco Santander SA (Spain)
106,908 497,419
Barclays plc (United Kingdom)
139,041 367,404
BNP Paribas SA (France)
6,806 435,258
CaixaBank SA (Spain)
56,069 297,757
Commerzbank AG (Germany)
16,378 248,425
Credit Agricole SA (France)
17,694 241,605
DNB Bank ASA (Norway)
7,870 154,416
FinecoBank Banca Fineco SpA
(Italy) 11,403 169,440
HSBC Holdings plc (United
Kingdom) 107,526 928,166
ING Groep NV (Netherlands)
26,262 451,251
Intesa Sanpaolo SpA (Italy)
119,981 445,899
KBC Group NV (Belgium)
3,078 216,884
Lloyds Banking Group plc (United
Kingdom) 529,751 365,378
Mediobanca Banca di Credito
Finanziario SpA (Italy) 16,044 234,853
NatWest Group plc (United
Kingdom) 63,998 251,774
Nordea Bank Abp (Finland)
27,051 322,464
INVESTMENTS SHARES VALUE ($)
Banks - 4.9% (continued)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) 21,080 311,661
Societe Generale SA (France)
8,889 208,990
Standard Chartered plc (United
Kingdom) 28,075 253,502
Svenska Handelsbanken AB, Class
A (Sweden) 22,778 217,670
Swedbank AB, Class A (Sweden)
12,044 248,085
UniCredit SpA (Italy)
14,605 540,473
Total Financials 8,016,567
TOTAL COMMON STOCKS
(Cost $17,184,657) 18,489,005
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 6.6%
U.S. Treasury Inflation Linked Notes
1.38%, 7/15/2033 (b)(c)
(Cost $10,674,055)   $ 11,356,400 10,722,958
SHORT-TERM INVESTMENTS - 69.3%
REPURCHASE AGREEMENTS - 3.5%
JPMS, 5.36%, dated 6/13/2024,
due 7/11/2024, repurchase price
$5,729,537, collateralized by U.S.
Treasury Inflation Linked Notes,
1.38%, due 7/15/2033
(Cost $5,705,750) 5,705,750 5,705,750
SHARES
INVESTMENT COMPANIES - 40.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(d)(e) 6,244,280 6,244,280
Limited Purpose Cash Investment
Fund, 5.33% (1)(d) 60,213,612 60,189,527
TOTAL INVESTMENT COMPANIES
(Cost $66,419,869) 66,433,807
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 24.9%
U.S. Treasury Bills
5.11%, 7/18/2024 (f)(g) $ 1,502,000 1,498,269
5.18%, 8/8/2024 (f) 843,000 838,335
5.20%, 8/15/2024 (f) 1,489,000 1,479,245
5.23%, 8/22/2024 (f)(g) 2,049,000 2,033,531
5.27%, 8/29/2024 (f)(g) 3,252,000 3,223,993
5.24%, 9/5/2024 (f) 2,647,000 2,621,672
5.23%, 9/12/2024 (f)(g) 988,000 977,506
5.27%, 9/19/2024 (f)(g) 3,714,000 3,670,969
5.26%, 10/10/2024 (f) 10,850,000 10,691,863
5.29%, 10/17/2024 (f)(g) 5,105,000 5,025,285
5.30%, 10/24/2024 (f)(g) 863,000 848,694
5.30%, 11/21/2024 (f) 3,187,000 3,121,930
5.31%, 11/29/2024 (f)(g) 1,865,000 1,824,948
5.28%, 12/12/2024 (f) 726,000 709,061

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 24.9% (continued)
5.28%, 12/26/2024 (f) $ 1,880,000 1,832,453
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,403,197) 40,397,754
TOTAL SHORT-TERM INVESTMENTS
(Cost $112,528,816) 112,537,311
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.3%
(Cost $140,387,528) 141,749,274
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.7% ‡ 20,687,802
NET ASSETS - 100.0% 162,437,076
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 10,472,438 6.5%
Financials 8,016,567 4.9
Investment Companies 66,433,807 40.9
Repurchase Agreements 5,705,750 3.5
U.S. Treasury Obligations 51,120,712 31.5
Total Investments In Securities
At Value 141,749,274 87.3
Other Assets in Excess of
Liabilities ‡ 20,687,802 12.7
Net Assets
$ 162,437,076 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $165,206, which represents 0.10% of net assets of the Fund.
(b) On June 30, 2024, securities valued at $10,722,958 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(c) Inflation protected security.
(d) Represents 7-day effective yield as of June 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Reverse repurchase agreements at June 30, 2024:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMS 6/10/2024 5.44% 7/11/2024 USD $ 12,253,500
JPMS 6/27/2024 5.50% 7/11/2024 USD 4,147,500
$ 16,401,000
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2024 was $11,889,469 at a net weighted average interest rate of 5.426%.

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 41.V1 1.00 % Quarterly 6/20/2029 0.61 % EUR 1,769,000 $ (32,224) $ (1,948) $ (34,172)
$ (32,224) $ (1,948) $ (34,172)
Credit default swap contracts outstanding - sell protection as of June 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 3.21 % EUR 4,150,000 $ 381,700 $ (47,045) $ 334,655
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.45 USD 4,463,000 287,316 (3,110) 284,206
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 Quarterly 6/20/2029 0.54 USD 4,291,000 90,670 (1,780) 88,890
759,686 (51,935) 707,751
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.75 % USD 3,066,000 $ (86,754) $ (10,423) $ (97,177)
(86,754) (10,423) (97,177)
$ 672,932 $ (62,358) $ 610,574
Forward effective interest rate swap contracts outstanding as of June 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 9,200,000 $ (74,429) $ 125,377 $ 50,948
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 20,800,000 (217,928) 331,427 113,499
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 12,100,000 122,394 (37,444) 84,950
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 12,200,000 132,596 (46,944) 85,652
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 20,900,000 (61,870) 133,144 71,274
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 73,300,000 61,793 187,802 249,595
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 40,500,000 (86,751) 252,325 165,574
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 40,500,000 (78,760) 244,334 165,574
Pay 1D SARON Annual 1.00% Annual 9/19/2029 CHF 15,500,000 (28,513) 153,018 124,505
Pay 1D SARON Annual 1.00% Annual 12/19/2029 CHF 28,000,000 (188,853) 419,840 230,987
Pay 1D SARON Annual 1.00% Annual 12/19/2029 CHF 28,100,000 (320,740) 552,552 231,812
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 100,000 346 247 593
Pay 1D SOFR Annual 4.00% Annual 12/19/2029 USD 33,900,000 183,098 (45,318) 137,780
Pay 1D SOFR Annual 4.00% Annual 12/19/2029 USD 34,000,000 143,607 (5,421) 138,186
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 25,100,000 (205,111) 382,487 177,376
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 25,000,000 (367,047) 543,647 176,600
Pay 1D SOFR Annual 4.00% Annual 12/20/2034 USD 19,900,000 265,261 (62,621) 202,640
Pay 1D SOFR Annual 4.00% Annual 12/20/2034 USD 19,800,000 241,270 (40,489) 200,781
Pay 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 108,700,000 (261,687) 571,378 309,691
Pay 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 108,600,000 (188,262) 497,736 309,474
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 16,000,000 101,590 1,225 102,815

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 16,100,000 $ 103,036 $ 399 $ 103,435
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 900,000 2,370 13,884 16,254
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 7,900,000 372,690 (229,991) 142,699
Pay 1D SONIA Annual 4.00% Annual 12/16/2054 GBP 5,100,000 111,731 (1,010) 110,721
Pay 1D SONIA Annual 4.00% Annual 12/16/2054 GBP 5,000,000 38,066 70,484 108,550
Pay 1D TONAR Annual 1.00% Annual 9/19/2029 JPY 216,600,000 23,094 (5,348) 17,746
Pay 1D TONAR Annual 1.00% Annual 9/19/2029 JPY 1,277,500,000 136,462 (31,796) 104,666
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 5,700,000 (21,335) 26,128 4,793
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 24,900,000 44,095 (23,158) 20,937
Pay 3M BBR Qtrly 4.50% Semi 12/13/2034 NZD 2,100,000 6,371 (1,944) 4,427
Pay 3M BBR Qtrly 4.50% Semi 12/13/2034 NZD 14,100,000 (71,103) 100,832 29,729
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/16/2026 KRW 8,987,800,000 6,909 30,864 37,773
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/16/2026 KRW 8,987,800,000 15,158 22,615 37,773
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/16/2026 KRW 5,600,000,000 16,542 10,873 27,415
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/16/2026 KRW 5,600,000,000 16,542 10,873 27,415
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 58,600,000 1,097 10,500 11,597
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 58,700,000 1,168 10,449 11,617
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2026 ZAR 31,500,000 (5,701) 13,177 7,476
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2026 ZAR 31,500,000 (5,701) 13,177 7,476
Pay 3M STIBOR Qtrly 2.50% Annual 12/19/2029 SEK 74,700,000 10,145 385 10,530
Pay 3M STIBOR Qtrly 2.50% Annual 12/19/2029 SEK 74,700,000 9,896 634 10,530
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2034 EUR 7,300,000 168,798 (42,375) 126,423
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2034 EUR 7,300,000 168,798 (42,375) 126,423
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 31,100,000 689,442 (91,069) 598,373
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 31,100,000 684,275 (86,161) 598,114
Pay 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 1,000,000 756 (328) 428
Pay 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 29,000,000 5,055 7,376 12,431
Pay 6M NIBOR Semi 4.00% Annual 12/19/2029 NOK 1,000,000 772 – 772
Pay 6M NIBOR Semi 4.00% Annual 12/19/2029 NOK 40,800,000 21,892 7,773 29,665
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 20,000,000 49,930 (13,508) 36,422
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 42,400,000 19,033 58,181 77,214
Pay 6M NIBOR Semi 4.00% Annual 12/20/2034 NOK 1,700,000 5,414 (1,833) 3,581
Pay 6M NIBOR Semi 4.00% Annual 12/20/2034 NOK 1,800,000 5,732 (1,941) 3,791
Pay 6M PRIBOR Semi 4.00% Annual 12/16/2026 CZK 97,000,000 (162) 17,608 17,446
Pay 6M PRIBOR Semi 4.00% Annual 12/16/2026 CZK 97,000,000 (162) 17,608 17,446
Receive 1D CORRA Semi 3.50% Semi 9/16/2026 CAD 65,300,000 108,746 150,500 259,246
Receive 1D CORRA Semi 3.50% Semi 9/16/2026 CAD 65,300,000 87,933 171,260 259,193
Receive 1D CORRA Semi 3.00% Semi 9/19/2029 CAD 100,000 396 767 1,163
Receive 1D CORRA Semi 3.00% Semi 9/19/2029 CAD 1,200,000 4,750 9,221 13,971
Receive 1D CORRA Semi 3.00% Semi 12/19/2029 CAD 28,800,000 139,840 126,250 266,090
Receive 1D CORRA Semi 3.00% Semi 12/19/2029 CAD 28,900,000 141,063 125,951 267,014
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 3,100,000 20,798 81,108 101,906
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 3,200,000 21,249 83,944 105,193
Receive 1D SORA Semi 3.00% Semi 9/16/2026 SGD 900,000 1,159 (560) 599
Receive 1D SORA Semi 3.00% Semi 9/16/2026 SGD 1,000,000 348 479 827
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 3,395,900,000 26,787 28 26,815
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 3,395,900,000 26,787 28 26,815
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 330,000,000 12,689 7,101 19,790
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 5,076,000,000 (209,767) 514,140 304,373
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 35,000,000 105,596 17,450 123,046
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 45,400,000 136,973 22,635 159,608
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 3,400,000 (2,676) 12,427 9,751
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 89,500,000 135,524 118,572 254,096
Receive 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 7,600,000 5,751 4,004 9,755
Receive 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 41,700,000 31,073 22,452 53,525
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 53,200,000 41,762 (29,026) 12,736
Receive 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,300,000 22,272 (14,467) 7,805

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,300,000 $ 15,224 $ (7,419) $ 7,805
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 7,600,000 (81,242) 95,461 14,219
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 7,700,000 (80,034) 94,440 14,406
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 1,800,000 486 495 981
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 259,500,000 87,641 53,724 141,365
Receive 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 23,400,000 (27) 6,163 6,136
Receive 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 23,400,000 449 5,687 6,136
Receive 6M WIBOR Semi 5.00% Annual 9/16/2026 PLN 1,600,000 2,098 (378) 1,720
Receive 6M WIBOR Semi 5.00% Annual 9/16/2026 PLN 1,500,000 1,967 (354) 1,613
Receive 6M WIBOR Semi 5.00% Annual 12/16/2026 PLN 29,900,000 18,972 (10,509) 8,463
Receive 6M WIBOR Semi 5.00% Annual 12/16/2026 PLN 30,000,000 19,003 (10,511) 8,492
2,646,699 5,680,348 8,327,047
Pay 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 13,000,000 (24,652) 2,884 (21,768)
Pay 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 13,100,000 (24,971) 3,035 (21,936)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 400,000 (4,629) (10,487) (15,116)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 500,000 (5,833) (13,061) (18,894)
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 803,100,000 (55,161) (4,867) (60,028)
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 803,100,000 (54,726) (5,302) (60,028)
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 350,000,000 (22,460) (17,875) (40,335)
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 2,903,200,000 315,340 (649,893) (334,553)
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 245,000,000 (19,136) (16,221) (35,357)
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 644,800,000 (102,471) 9,417 (93,054)
Pay 1M TIIE Monthly 9.50% Monthly 12/16/2026 MXN 10,000,000 (3,042) (660) (3,702)
Pay 1M TIIE Monthly 9.50% Monthly 12/16/2026 MXN 10,000,000 (3,042) (660) (3,702)
Pay 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 100,000 (382) (1,075) (1,457)
Pay 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 100,000 (382) (1,406) (1,788)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 49,200,000 (24,302) (3,646) (27,948)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 131,900,000 (64,501) (10,424) (74,925)
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2034 SEK 24,300,000 (10,863) 1,310 (9,553)
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2034 SEK 24,300,000 (10,863) 1,310 (9,553)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 5,700,000 (15,296) 1,618 (13,678)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 9,500,000 16,524 (42,104) (25,580)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 14,800,000 63,071 (99,894) (36,823)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 20,000,000 (18,815) (33,415) (52,230)
Pay 6M BUBOR Semi 6.00% Annual 12/16/2026 HUF 890,200,000 (7,355) 2,754 (4,601)
Pay 6M BUBOR Semi 6.00% Annual 12/16/2026 HUF 890,200,000 (7,355) 2,754 (4,601)
Pay 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 16,100,000 (85,956) 57,246 (28,710)
Pay 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 16,000,000 (85,463) 56,893 (28,570)
Receive 1D SARON Annual 1.50% Annual 9/20/2034 CHF 2,300,000 (51,829) (77,090) (128,919)
Receive 1D SARON Annual 1.00% Annual 9/20/2034 CHF 700,000 (2,601) – (2,601)
Receive 1D SARON Annual 1.50% Annual 9/20/2034 CHF 9,400,000 (355,539) (170,922) (526,461)
Receive 1D SARON Annual 1.50% Annual 12/20/2034 CHF 13,000,000 (406,806) (317,543) (724,349)
Receive 1D SARON Annual 1.00% Annual 12/20/2034 CHF 2,600,000 (8,001) (131) (8,132)
Receive 1D SARON Annual 1.50% Annual 12/20/2034 CHF 20,500,000 (398,710) (743,505) (1,142,215)
Receive 1D SARON Annual 1.00% Annual 12/20/2034 CHF 4,200,000 (12,924) (130) (13,054)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 143,300,000 (54,881) (203,920) (258,801)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 143,200,000 328,445 (587,135) (258,690)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 149,600,000 (677,644) (104,828) (782,472)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 149,700,000 (743,537) (39,615) (783,152)
Receive 1D SOFR Annual 4.00% Annual 9/19/2029 USD 4,900,000 (5,186) 2,766 (2,420)
Receive 1D SOFR Annual 4.00% Annual 9/19/2029 USD 4,900,000 (5,186) 2,773 (2,413)
Receive 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 22,000,000 160,237 (271,687) (111,450)
Receive 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 21,900,000 158,988 (269,877) (110,889)
Receive 1D SONIA Annual 4.00% Annual 12/19/2029 GBP 500,000 (7,739) 3,019 (4,720)
Receive 1D SONIA Annual 4.00% Annual 12/19/2029 GBP 400,000 (6,192) 2,415 (3,777)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 15,700,000 (125,179) (130,868) (256,047)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 21,600,000 (257,020) (95,167) (352,187)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 13,000,000 $ (228,424) $ (23,276) $ (251,700)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 13,000,000 (286,910) 35,540 (251,370)
Receive 1D SORA Semi 3.00% Semi 12/16/2026 SGD 8,200,000 2,897 (8,146) (5,249)
Receive 1D SORA Semi 3.00% Semi 12/16/2026 SGD 8,300,000 2,983 (8,296) (5,313)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 5,060,000,000 (9,547) 5,662 (3,885)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 5,060,000,000 (9,087) 5,202 (3,885)
Receive 1D TONAR Annual 1.00% Annual 12/19/2029 JPY 3,024,500,000 (247,383) 41,236 (206,147)
Receive 1D TONAR Annual 1.00% Annual 12/19/2029 JPY 3,024,600,000 (247,388) 41,234 (206,154)
Receive 1M TIIE Monthly 10.00% Monthly 12/16/2026 MXN 52,100,000 (8,870) – (8,870)
Receive 1M TIIE Monthly 10.00% Monthly 12/16/2026 MXN 52,100,000 (8,870) – (8,870)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 4,900,000 9,690 (22,973) (13,283)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 13,000,000 (35,875) 635 (35,240)
Receive 3M BBR Qtrly 4.50% Semi 12/12/2029 NZD 4,900,000 (23,186) 808 (22,378)
Receive 3M BBR Qtrly 4.50% Semi 12/12/2029 NZD 5,000,000 (16,436) (6,399) (22,835)
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/16/2026 HKD 19,600,000 (1,613) 325 (1,288)
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/16/2026 HKD 19,700,000 (1,628) 328 (1,300)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 98,000,000 8,211 (47,465) (39,254)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 903,700,000 (247,840) (114,090) (361,930)
Receive 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 389,900,000 (247,355) (6,094) (253,449)
Receive 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 400,400,000 (78,254) (182,195) (260,449)
Receive 6M BBR Semi 4.50% Semi 9/13/2029 AUD 7,600,000 (37,842) 9,100 (28,742)
Receive 6M BBR Semi 4.50% Semi 9/13/2029 AUD 7,600,000 (37,509) 8,767 (28,742)
Receive 6M BBR Semi 4.50% Semi 12/13/2029 AUD 11,500,000 (86,245) 37,948 (48,297)
Receive 6M BBR Semi 4.50% Semi 12/13/2029 AUD 11,500,000 (86,531) 38,233 (48,298)
Receive 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 14,400,000 (21,372) 8,982 (12,390)
Receive 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 14,400,000 (21,372) 8,982 (12,390)
Receive 6M EURIBOR Semi 3.00% Annual 9/19/2029 EUR 13,200,000 (172,415) 58,225 (114,190)
Receive 6M EURIBOR Semi 3.00% Annual 9/19/2029 EUR 13,200,000 (172,152) 57,962 (114,190)
Receive 6M EURIBOR Semi 3.00% Annual 12/19/2029 EUR 16,100,000 (175,410) (4,499) (179,909)
Receive 6M EURIBOR Semi 3.00% Annual 12/19/2029 EUR 16,100,000 (171,713) (8,196) (179,909)
(5,385,471) (3,845,674) (9,231,145)
$ (2,738,772) $ 1,834,674 $ (904,098)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
(a) Floating rate indices at June 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.33%
1 Day Singapore Overnight Rate Average (“SORA”): 3.43%
1 Day Sterling Overnight Index Average (“SONIA”): 5.20%
1 Day Swiss Average Rate Overnight (“SARON”): 1.22%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.24%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.45%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.75%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.60%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.71%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.74%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.81%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.68%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.85%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 4.56%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 08/14/2024 BRL 45,340,500 $ 242,840
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 09/12/2024 KRW 1,062,462,500 31,183
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/12/2024 KRW 15,840,350,000 369,569
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/17/2024 TWD 110,304,000 77,993
WIG20 Index
September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/20/2024 PLN 6,828,640 57,856
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 BRL 25,048,640 158,839
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly GSIN 09/18/2024 CAD (5,166,887) 6,374

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.65%)
Monthly BANA 09/18/2024 USD (205,278) $ 2,169
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.90%)
Monthly GSIN 09/18/2024 USD (1,233,700) 12,942
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.00%)
Monthly GSIN 09/18/2024 EUR (628,253) –
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.36%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 JPY 643,192,620 85,733
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-1.00%)
Monthly GSIN 09/18/2024 MXN (28,253,910) 6,861
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.24%)
Monthly GSIN 09/18/2024 EUR (183,455) 3,144
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 PLN 449,694 6,122

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.40%)
Monthly GSIN 09/18/2024 GBP (274,050) $ 2,053
Total unrealized appreciation 1,063,678
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/19/2024 EUR 370,488 (719)
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 09/19/2024 ZAR (1,919,680) (2,047)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2024 HKD 39,469,500 (82,743)
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/14/2024 BRL 2,004,000 (149)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 11,782,540 (58,666)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.30%)
Monthly GSIN 09/18/2024 AUD (1,864,076) (10,285)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 EUR 168,493 (1,750)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.20%)
Monthly GSIN 09/18/2024 SGD (2,979,357) (19,789)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.40%)
Monthly GSIN 09/18/2024 ZAR (73,181,443) (177,895)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.65%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 EUR 855,553 $ (23,087)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.75%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 SEK 1,115,355 (2,080)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly GSIN 09/18/2024 CHF 1,710,892 (29,429)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2024 ILS 4,950,982 (6,721)
Total unrealized depreciation (415,360)
Net unrealized appreciation $ 648,318
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 107 7/2024 USD $ 9,095,000 $ 234,005
Hang Seng Index 6 7/2024 HKD 677,291 (7,915)
HSCEI 12 7/2024 HKD 481,365 (4,992)
IBEX 35 Index 39 7/2024 EUR 4,542,584 (53,424)
LME Aluminum Base Metal 1 7/2024 USD 62,304 976
LME Aluminum Base Metal 1 7/2024 USD 62,264 (1,349)
LME Aluminum Base Metal 2 7/2024 USD 124,601 521
LME Aluminum Base Metal 5 7/2024 USD 311,540 4,152
LME Aluminum Base Metal 7 7/2024 USD 437,297 (12,311)
LME Aluminum Base Metal 9 7/2024 USD 559,760 26,204
LME Aluminum Base Metal 9 7/2024 USD 560,986 (22,203)
LME Aluminum Base Metal 9 7/2024 USD 560,322 10,640

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 11 7/2024 USD $ 685,460 $ (48,115)
LME Aluminum Base Metal 11 7/2024 USD 685,905 (29,264)
LME Aluminum Base Metal 11 7/2024 USD 686,161 (26,805)
LME Aluminum Base Metal 14 7/2024 USD 871,682 (26,541)
LME Aluminum Base Metal 14 7/2024 USD 871,682 (58,740)
LME Aluminum Base Metal 19 7/2024 USD 1,182,997 (52,433)
LME Copper Base Metal 1 7/2024 USD 237,150 522
LME Copper Base Metal 1 7/2024 USD 236,400 10,922
LME Copper Base Metal 1 7/2024 USD 236,457 11,329
LME Copper Base Metal 1 7/2024 USD 237,793 (13,683)
LME Copper Base Metal 1 7/2024 USD 237,744 (13,147)
LME Copper Base Metal 2 7/2024 USD 474,995 (15,011)
LME Copper Base Metal 2 7/2024 USD 474,498 (16,958)
LME Copper Base Metal 2 7/2024 USD 474,423 (10,582)
LME Copper Base Metal 3 7/2024 USD 710,309 5,052
LME Copper Base Metal 3 7/2024 USD 712,194 (29,165)
LME Copper Base Metal 5 7/2024 USD 1,184,160 3,598
LME Copper Base Metal 5 7/2024 USD 1,185,964 1,752
LME Copper Base Metal 5 7/2024 USD 1,182,910 16,405
LME Copper Base Metal 6 7/2024 USD 1,425,281 (64,255)
LME Copper Base Metal 30 7/2024 USD 7,117,095 (606,252)
LME Lead Base Metal 1 7/2024 USD 54,745 (196)
LME Lead Base Metal 1 7/2024 USD 54,684 343
LME Lead Base Metal 2 7/2024 USD 108,837 6,574
LME Lead Base Metal 2 7/2024 USD 109,651 (330)
LME Lead Base Metal 2 7/2024 USD 109,457 227
LME Lead Base Metal 3 7/2024 USD 163,848 1,197
LME Lead Base Metal 4 7/2024 USD 219,172 (239)
LME Lead Base Metal 6 7/2024 USD 329,634 (3,196)
LME Lead Base Metal 7 7/2024 USD 381,376 10,240
LME Lead Base Metal 7 7/2024 USD 382,942 1,685
LME Lead Base Metal 8 7/2024 USD 437,828 6,632
LME Nickel Base Metal 1 7/2024 USD 102,559 (5,886)
LME Nickel Base Metal 1 7/2024 USD 102,559 (7,781)
LME Nickel Base Metal 2 7/2024 USD 204,891 (16,863)
LME Nickel Base Metal 2 7/2024 USD 204,934 (13,652)
LME Nickel Base Metal 3 7/2024 USD 307,768 (37,049)
LME Nickel Base Metal 3 7/2024 USD 306,805 1,696
LME Nickel Base Metal 3 7/2024 USD 307,264 (16,511)
LME Nickel Base Metal 4 7/2024 USD 410,238 (51,174)
LME Nickel Base Metal 5 7/2024 USD 511,207 (242)
LME Nickel Base Metal 8 7/2024 USD 820,476 (109,415)
LME Nickel Base Metal 9 7/2024 USD 921,577 (42,294)
LME Nickel Base Metal 12 7/2024 USD 1,227,905 (31,546)
LME Nickel Base Metal 13 7/2024 USD 1,333,468 (149,342)
LME Zinc Base Metal 1 7/2024 USD 72,153 3,899
LME Zinc Base Metal 1 7/2024 USD 72,103 4,688
LME Zinc Base Metal 2 7/2024 USD 144,559 2,208
LME Zinc Base Metal 3 7/2024 USD 217,454 172
LME Zinc Base Metal 4 7/2024 USD 288,970 15,880
LME Zinc Base Metal 5 7/2024 USD 362,329 (233)
LME Zinc Base Metal 5 7/2024 USD 361,131 11,866
LME Zinc Base Metal 7 7/2024 USD 503,883 73,803
LME Zinc Base Metal 7 7/2024 USD 506,748 6,406
LME Zinc Base Metal 9 7/2024 USD 647,672 88,767
LME Zinc Base Metal 18 7/2024 USD 1,296,414 128,845

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Natural Gas 157 7/2024 USD $ 4,083,570 $ (612,858)
OMXS30 Index 109 7/2024 SEK 2,651,212 6,837
SGX FTSE China A50 Index 147 7/2024 USD 1,749,594 (11,201)
SGX FTSE Taiwan Index 39 7/2024 USD 3,008,850 15,861
Live Cattle 20 8/2024 USD 1,483,400 16,367
LME Aluminum Base Metal 1 8/2024 USD 62,577 (1,351)
LME Aluminum Base Metal 1 8/2024 USD 62,717 (2,489)
LME Aluminum Base Metal 2 8/2024 USD 125,189 (2,241)
LME Aluminum Base Metal 6 8/2024 USD 377,159 (36,248)
LME Aluminum Base Metal 17 8/2024 USD 1,065,127 (16,554)
LME Aluminum Base Metal 22 8/2024 USD 1,380,049 (104,587)
LME Aluminum Base Metal 29 8/2024 USD 1,823,448 (142,123)
LME Aluminum Base Metal 29 8/2024 USD 1,817,604 (59,070)
LME Aluminum Base Metal 31 8/2024 USD 1,942,623 (33,031)
LME Aluminum Base Metal 60 8/2024 USD 3,761,205 (135,181)
LME Copper Base Metal 1 8/2024 USD 237,891 (10,862)
LME Copper Base Metal 1 8/2024 USD 238,664 (25,902)
LME Copper Base Metal 1 8/2024 USD 238,285 (8,708)
LME Copper Base Metal 2 8/2024 USD 476,373 (23,120)
LME Copper Base Metal 3 8/2024 USD 715,972 (101,649)
LME Copper Base Metal 4 8/2024 USD 954,574 (141,637)
LME Copper Base Metal 5 8/2024 USD 1,189,701 (44,562)
LME Copper Base Metal 6 8/2024 USD 1,430,888 (89,324)
LME Copper Base Metal 8 8/2024 USD 1,908,444 (147,709)
LME Copper Base Metal 11 8/2024 USD 2,629,836 (158,118)
LME Copper Base Metal 16 8/2024 USD 3,816,488 (265,515)
LME Copper Base Metal 26 8/2024 USD 6,203,288 (589,818)
LME Lead Base Metal 2 8/2024 USD 110,424 (2,282)
LME Lead Base Metal 2 8/2024 USD 110,388 (1,268)
LME Lead Base Metal 2 8/2024 USD 109,956 237
LME Lead Base Metal 2 8/2024 USD 110,738 (3,518)
LME Lead Base Metal 3 8/2024 USD 164,993 510
LME Lead Base Metal 5 8/2024 USD 277,595 (13,068)
LME Lead Base Metal 6 8/2024 USD 331,377 (12,356)
LME Lead Base Metal 8 8/2024 USD 442,550 (24,221)
LME Lead Base Metal 10 8/2024 USD 552,473 (19,044)
LME Nickel Base Metal 1 8/2024 USD 103,036 (12,314)
LME Nickel Base Metal 1 8/2024 USD 102,841 (11,768)
LME Nickel Base Metal 1 8/2024 USD 103,132 (26,057)
LME Nickel Base Metal 2 8/2024 USD 206,522 (40,684)
LME Nickel Base Metal 2 8/2024 USD 206,564 (34,582)
LME Nickel Base Metal 2 8/2024 USD 206,121 (29,202)
LME Nickel Base Metal 3 8/2024 USD 309,035 (36,376)
LME Nickel Base Metal 3 8/2024 USD 309,406 (52,313)
LME Nickel Base Metal 4 8/2024 USD 411,560 (40,564)
LME Zinc Base Metal 1 8/2024 USD 72,635 (767)
LME Zinc Base Metal 1 8/2024 USD 72,675 233
LME Zinc Base Metal 2 8/2024 USD 145,082 (318)
LME Zinc Base Metal 2 8/2024 USD 145,599 (5,907)
LME Zinc Base Metal 2 8/2024 USD 145,044 2,027
LME Zinc Base Metal 4 8/2024 USD 291,505 (13,007)
LME Zinc Base Metal 4 8/2024 USD 291,126 (8,036)
LME Zinc Base Metal 7 8/2024 USD 510,998 (21,904)
LME Zinc Base Metal 10 8/2024 USD 728,888 (45,146)
LME Zinc Base Metal 14 8/2024 USD 1,019,442 (18,522)
Low Sulphur Gasoil 160 8/2024 USD 12,544,000 379,749

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Australia 10 Year Bond 367 9/2024 AUD $ 27,634,782 $ (219,746)
Australia 3 Year Bond 5 9/2024 AUD 351,173 (1,987)
Cocoa 11 9/2024 USD 850,410 (185,290)
Cocoa 18 9/2024 GBP 1,448,052 (177,304)
Euro-BTP 183 9/2024 EUR 22,587,139 (125,043)
Euro-Bund 2 9/2024 EUR 281,724 (2,145)
FTSE 100 Index 58 9/2024 GBP 6,020,858 (7,712)
FTSE/MIB Index 63 9/2024 EUR 11,255,995 (7,982)
KOSPI 200 Index 106 9/2024 KRW 7,437,904 235,814
LME Aluminum Base Metal 2 9/2024 USD 126,191 1,341
LME Aluminum Base Metal 2 9/2024 USD 126,123 (2,273)
LME Aluminum Base Metal 3 9/2024 USD 188,957 (7,341)
LME Aluminum Base Metal 4 9/2024 USD 251,893 (11,037)
LME Aluminum Base Metal 8 9/2024 USD 504,286 (9,462)
LME Aluminum Base Metal 8 9/2024 USD 503,586 (30,232)
LME Aluminum Base Metal 9 9/2024 USD 567,407 3,246
LME Aluminum Base Metal 12 9/2024 USD 757,200 6,857
LME Aluminum Base Metal 13 9/2024 USD 819,575 (4,335)
LME Aluminum Base Metal 14 9/2024 USD 881,451 (47,863)
LME Aluminum Base Metal 16 9/2024 USD 1,009,800 (1,743)
LME Aluminum Base Metal 175 9/2024 USD 11,040,575 (538,119)
LME Copper Base Metal 1 9/2024 USD 239,785 (1,068)
LME Copper Base Metal 1 9/2024 USD 239,608 (4,769)
LME Copper Base Metal 1 9/2024 USD 239,270 (10,733)
LME Copper Base Metal 2 9/2024 USD 478,440 (17,166)
LME Copper Base Metal 4 9/2024 USD 958,079 (12,682)
LME Copper Base Metal 4 9/2024 USD 959,900 (3,111)
LME Copper Base Metal 4 9/2024 USD 956,783 (42,528)
LME Copper Base Metal 14 9/2024 USD 3,356,395 (40,286)
LME Copper Base Metal 15 9/2024 USD 3,599,006 15,486
LME Lead Base Metal 1 9/2024 USD 55,678 1,191
LME Lead Base Metal 3 9/2024 USD 167,090 13
LME Lead Base Metal 4 9/2024 USD 222,400 2,389
LME Lead Base Metal 6 9/2024 USD 333,623 2,857
LME Lead Base Metal 13 9/2024 USD 724,220 21,187
LME Lead Base Metal 29 9/2024 USD 1,616,061 12,390
LME Nickel Base Metal 1 9/2024 USD 103,402 (6,551)
LME Nickel Base Metal 1 9/2024 USD 103,354 (11,939)
LME Nickel Base Metal 1 9/2024 USD 103,728 315
LME Nickel Base Metal 2 9/2024 USD 207,492 432
LME Nickel Base Metal 3 9/2024 USD 310,577 (9,472)
LME Nickel Base Metal 4 9/2024 USD 414,510 (3,714)
LME Nickel Base Metal 5 9/2024 USD 516,649 (67,975)
LME Nickel Base Metal 5 9/2024 USD 517,538 (16,627)
LME Nickel Base Metal 5 9/2024 USD 517,508 (24,007)
LME Nickel Base Metal 10 9/2024 USD 1,035,436 (24,044)
LME Zinc Base Metal 1 9/2024 USD 73,381 3,226
LME Zinc Base Metal 1 9/2024 USD 73,438 (673)
LME Zinc Base Metal 1 9/2024 USD 73,088 (153)
LME Zinc Base Metal 2 9/2024 USD 146,261 1,756
LME Zinc Base Metal 2 9/2024 USD 146,499 7,393
LME Zinc Base Metal 3 9/2024 USD 219,211 (3,348)
LME Zinc Base Metal 3 9/2024 USD 219,692 9,096
LME Zinc Base Metal 4 9/2024 USD 293,147 12,323
LME Zinc Base Metal 8 9/2024 USD 587,350 2,448
LME Zinc Base Metal 11 9/2024 USD 806,383 22,478

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 53 9/2024 USD $ 3,889,498 $ 28,309
Long Gilt 88 9/2024 GBP 10,857,102 138,005
MSCI EAFE E-Mini Index 13 9/2024 USD 1,523,080 6,978
MSCI Emerging Markets E-Mini Index 44 9/2024 USD 2,394,040 3,194
NASDAQ 100 E-Mini Index 10 9/2024 USD 3,985,450 33,911
Russell 2000 E-Mini Index 42 9/2024 USD 4,336,500 (33,751)
S&P Midcap 400 E-Mini Index 14 9/2024 USD 4,141,340 (15,649)
Silver 3 9/2024 USD 443,400 (555)
TOPIX Index 140 9/2024 JPY 24,455,839 263,299
Aluminum 2 10/2024 USD 125,400 345
Platinum 14 10/2024 USD 709,870 19,035
90-Day Australian Bank Bill 32 12/2024 AUD 21,110,874 (11,649)
90-Day New Zealand Bill 5 12/2024 NZD 3,006,213 (4)
Soybean Meal 149 12/2024 USD 4,998,950 (265,740)
3 Month CORRA 60 3/2025 CAD 10,499,068 (14,229)
3 Month Euro Euribor 10 3/2025 EUR 2,594,644 (761)
3 Month SARON 26 3/2025 CHF 7,166,676 8,784
3 Month SONIA 36 3/2025 GBP 10,839,342 5,442
90-Day Australian Bank Bill 25 3/2025 AUD 16,495,284 (9,667)
90-Day New Zealand Bill 4 3/2025 NZD 2,406,611 (263)
Platinum 8 4/2025 JPY 128,436 2,250
3 Month CORRA 33 6/2025 CAD 5,788,358 (9,770)
3 Month Euro Euribor 17 6/2025 EUR 4,418,177 (2,402)
3 Month SARON 12 6/2025 CHF 3,309,700 4,081
3 Month SONIA 7 6/2025 GBP 2,112,517 (313)
90-Day Australian Bank Bill 24 6/2025 AUD 15,838,949 (7,196)
Platinum 3 6/2025 JPY 48,247 114
3 Month Euro Euribor 5 9/2025 EUR 1,301,070 (452)
3 Month SARON 22 9/2025 CHF 6,070,232 10,224
3 Month SONIA 7 9/2025 GBP 2,116,941 137
90-Day Australian Bank Bill 1 9/2025 AUD 660,117 (372)
3 Month Euro Euribor 7 12/2025 EUR 1,823,185 (1,329)
3 Month SARON 7 12/2025 CHF 1,931,924 2,623
3 Month SONIA 2 12/2025 GBP 605,852 (330)
3 Month Euro Euribor 6 3/2026 EUR 1,563,533 (1,020)
3 Month SONIA 2 3/2026 GBP 606,705 (827)
3 Month Euro Euribor 8 6/2026 EUR 2,085,461 (1,157)
3 Month SONIA 3 6/2026 GBP 911,005 (1,396)
3 Month SONIA 3 9/2026 GBP 911,859 (1,408)
Total of long contracts (4,894,880)
Short Contracts
CAC 40 10 Euro Index (49) 7/2024 EUR (3,931,806) 52,554
FTSE Bursa Malaysia KLCI Index (15) 7/2024 MYR (253,816) (1,201)
IFSC NIFTY 50 Index (59) 7/2024 USD (2,848,461) (35,459)
LME Aluminum Base Metal (1) 7/2024 USD (62,304) (933)
LME Aluminum Base Metal (1) 7/2024 USD (62,264) 1,212
LME Aluminum Base Metal (2) 7/2024 USD (124,601) (1,156)
LME Aluminum Base Metal (5) 7/2024 USD (311,540) (3,480)
LME Aluminum Base Metal (7) 7/2024 USD (437,297) 11,686
LME Aluminum Base Metal (9) 7/2024 USD (559,760) (26,876)
LME Aluminum Base Metal (9) 7/2024 USD (560,986) 23,992
LME Aluminum Base Metal (9) 7/2024 USD (560,322) (9,798)
LME Aluminum Base Metal (11) 7/2024 USD (685,905) 29,353
LME Aluminum Base Metal (11) 7/2024 USD (685,460) 48,172
LME Aluminum Base Metal (11) 7/2024 USD (686,161) 28,806
LME Aluminum Base Metal (14) 7/2024 USD (871,682) 29,313

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (14) 7/2024 USD $ (871,682) $ 56,979
LME Aluminum Base Metal (19) 7/2024 USD (1,182,997) 54,779
LME Copper Base Metal (1) 7/2024 USD (237,793) 14,636
LME Copper Base Metal (1) 7/2024 USD (236,400) (11,103)
LME Copper Base Metal (1) 7/2024 USD (237,744) 12,985
LME Copper Base Metal (1) 7/2024 USD (236,457) (9,261)
LME Copper Base Metal (1) 7/2024 USD (237,150) 101
LME Copper Base Metal (2) 7/2024 USD (474,423) 10,486
LME Copper Base Metal (2) 7/2024 USD (474,995) 14,750
LME Copper Base Metal (2) 7/2024 USD (474,498) 18,422
LME Copper Base Metal (3) 7/2024 USD (710,309) (3,966)
LME Copper Base Metal (3) 7/2024 USD (712,194) 30,917
LME Copper Base Metal (5) 7/2024 USD (1,182,910) (16,884)
LME Copper Base Metal (5) 7/2024 USD (1,184,160) (5,776)
LME Copper Base Metal (5) 7/2024 USD (1,185,964) (2,464)
LME Copper Base Metal (6) 7/2024 USD (1,425,281) 59,718
LME Copper Base Metal (30) 7/2024 USD (7,117,095) 655,493
LME Lead Base Metal (1) 7/2024 USD (54,745) 290
LME Lead Base Metal (1) 7/2024 USD (54,684) (349)
LME Lead Base Metal (2) 7/2024 USD (109,651) 406
LME Lead Base Metal (2) 7/2024 USD (109,457) (216)
LME Lead Base Metal (2) 7/2024 USD (108,837) (6,751)
LME Lead Base Metal (3) 7/2024 USD (163,848) (1,631)
LME Lead Base Metal (4) 7/2024 USD (219,172) (638)
LME Lead Base Metal (6) 7/2024 USD (329,634) 4,513
LME Lead Base Metal (7) 7/2024 USD (382,942) (2,335)
LME Lead Base Metal (7) 7/2024 USD (381,376) (12,669)
LME Lead Base Metal (8) 7/2024 USD (437,828) (8,099)
LME Nickel Base Metal (1) 7/2024 USD (102,559) 8,377
LME Nickel Base Metal (1) 7/2024 USD (102,559) 5,078
LME Nickel Base Metal (2) 7/2024 USD (204,891) 16,361
LME Nickel Base Metal (2) 7/2024 USD (204,934) 10,714
LME Nickel Base Metal (3) 7/2024 USD (307,264) 16,097
LME Nickel Base Metal (3) 7/2024 USD (307,768) 35,877
LME Nickel Base Metal (3) 7/2024 USD (306,805) 1,208
LME Nickel Base Metal (4) 7/2024 USD (410,238) 52,365
LME Nickel Base Metal (5) 7/2024 USD (511,207) (3,649)
LME Nickel Base Metal (8) 7/2024 USD (820,476) 100,620
LME Nickel Base Metal (9) 7/2024 USD (921,577) 43,327
LME Nickel Base Metal (12) 7/2024 USD (1,227,905) 28,303
LME Nickel Base Metal (13) 7/2024 USD (1,333,468) 161,760
LME Zinc Base Metal (1) 7/2024 USD (72,103) (4,768)
LME Zinc Base Metal (1) 7/2024 USD (72,153) (3,381)
LME Zinc Base Metal (2) 7/2024 USD (144,559) (2,115)
LME Zinc Base Metal (3) 7/2024 USD (217,454) 1,987
LME Zinc Base Metal (4) 7/2024 USD (288,970) (17,256)
LME Zinc Base Metal (5) 7/2024 USD (362,329) (2,630)
LME Zinc Base Metal (5) 7/2024 USD (361,131) (14,653)
LME Zinc Base Metal (7) 7/2024 USD (503,883) (67,683)
LME Zinc Base Metal (7) 7/2024 USD (506,748) (8,718)
LME Zinc Base Metal (9) 7/2024 USD (647,672) (86,561)
LME Zinc Base Metal (18) 7/2024 USD (1,296,414) (122,514)
MSCI Singapore Index (191) 7/2024 SGD (4,455,962) (42,170)
NY Harbor ULSD (70) 7/2024 USD (7,447,314) 5,771
RBOB Gasoline (91) 7/2024 USD (9,560,733) (210,244)
WTI Crude Oil (26) 7/2024 USD (2,120,040) (47,168)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
100 oz Gold (6) 8/2024 USD $ (1,403,760) $ (8,187)
Lean Hogs (26) 8/2024 USD (930,800) 7,961
LME Aluminum Base Metal (1) 8/2024 USD (62,577) 1,506
LME Aluminum Base Metal (1) 8/2024 USD (62,717) 2,468
LME Aluminum Base Metal (2) 8/2024 USD (125,189) 2,297
LME Aluminum Base Metal (6) 8/2024 USD (377,159) 35,714
LME Aluminum Base Metal (17) 8/2024 USD (1,065,127) 16,570
LME Aluminum Base Metal (22) 8/2024 USD (1,380,049) 88,204
LME Aluminum Base Metal (29) 8/2024 USD (1,817,604) 51,776
LME Aluminum Base Metal (29) 8/2024 USD (1,823,448) 143,766
LME Aluminum Base Metal (31) 8/2024 USD (1,942,623) 24,448
LME Aluminum Base Metal (60) 8/2024 USD (3,761,205) 134,662
LME Copper Base Metal (1) 8/2024 USD (237,891) 9,870
LME Copper Base Metal (1) 8/2024 USD (238,664) 25,660
LME Copper Base Metal (1) 8/2024 USD (238,285) 8,572
LME Copper Base Metal (2) 8/2024 USD (476,373) 22,122
LME Copper Base Metal (3) 8/2024 USD (715,972) 101,755
LME Copper Base Metal (4) 8/2024 USD (954,574) 137,628
LME Copper Base Metal (5) 8/2024 USD (1,189,701) 43,338
LME Copper Base Metal (6) 8/2024 USD (1,430,888) 86,384
LME Copper Base Metal (8) 8/2024 USD (1,908,444) 151,385
LME Copper Base Metal (11) 8/2024 USD (2,629,836) 158,686
LME Copper Base Metal (16) 8/2024 USD (3,816,488) 266,056
LME Copper Base Metal (26) 8/2024 USD (6,203,288) 585,435
LME Lead Base Metal (2) 8/2024 USD (109,956) 639
LME Lead Base Metal (2) 8/2024 USD (110,388) 1,443
LME Lead Base Metal (2) 8/2024 USD (110,424) 2,162
LME Lead Base Metal (2) 8/2024 USD (110,738) 3,176
LME Lead Base Metal (3) 8/2024 USD (164,993) (423)
LME Lead Base Metal (5) 8/2024 USD (277,595) 12,553
LME Lead Base Metal (6) 8/2024 USD (331,377) 10,853
LME Lead Base Metal (8) 8/2024 USD (442,550) 25,529
LME Lead Base Metal (10) 8/2024 USD (552,473) 18,377
LME Nickel Base Metal (1) 8/2024 USD (103,036) 12,524
LME Nickel Base Metal (1) 8/2024 USD (102,841) 12,020
LME Nickel Base Metal (1) 8/2024 USD (103,132) 26,945
LME Nickel Base Metal (2) 8/2024 USD (206,522) 39,596
LME Nickel Base Metal (2) 8/2024 USD (206,121) 29,253
LME Nickel Base Metal (2) 8/2024 USD (206,564) 34,393
LME Nickel Base Metal (3) 8/2024 USD (309,035) 36,574
LME Nickel Base Metal (3) 8/2024 USD (309,406) 53,459
LME Nickel Base Metal (4) 8/2024 USD (411,560) 41,408
LME Zinc Base Metal (1) 8/2024 USD (72,635) 263
LME Zinc Base Metal (1) 8/2024 USD (72,675) (766)
LME Zinc Base Metal (2) 8/2024 USD (145,082) 413
LME Zinc Base Metal (2) 8/2024 USD (145,599) 4,639
LME Zinc Base Metal (2) 8/2024 USD (145,044) (2,050)
LME Zinc Base Metal (4) 8/2024 USD (291,126) 7,291
LME Zinc Base Metal (4) 8/2024 USD (291,505) 13,446
LME Zinc Base Metal (7) 8/2024 USD (510,998) 19,493
LME Zinc Base Metal (10) 8/2024 USD (728,888) 41,083
LME Zinc Base Metal (14) 8/2024 USD (1,019,442) 21,658
Canada 10 Year Bond (79) 9/2024 CAD (6,934,768) 42,155
Coffee 'C' (7) 9/2024 USD (595,350) 4,449
Copper (41) 9/2024 USD (4,501,288) (7,862)
Corn (245) 9/2024 USD (4,991,875) 583,418

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
DAX Index (16) 9/2024 EUR $ (7,883,477) $ (37,522)
DJIA CBOT E-Mini Index (28) 9/2024 USD (5,525,660) (17,967)
Euro STOXX 50 Index (155) 9/2024 EUR (8,177,025) 38,928
Euro-Bobl (12) 9/2024 EUR (1,496,160) (4,058)
Euro-Buxl (1) 9/2024 EUR (139,138) (2,709)
Euro-OAT (163) 9/2024 EUR (21,485,442) (5,413)
Euro-Schatz (26) 9/2024 EUR (2,943,602) (11,597)
FTSE/JSE Top 40 Index (68) 9/2024 ZAR (2,756,142) (18,955)
Japan 10 Year Bond (6) 9/2024 JPY (5,318,665) 9,960
KC HRW Wheat (107) 9/2024 USD (3,136,438) 253,861
LME Aluminum Base Metal (2) 9/2024 USD (126,123) 1,922
LME Aluminum Base Metal (2) 9/2024 USD (126,191) (1,046)
LME Aluminum Base Metal (3) 9/2024 USD (188,957) 8,284
LME Aluminum Base Metal (4) 9/2024 USD (251,893) 11,895
LME Aluminum Base Metal (8) 9/2024 USD (503,586) 29,394
LME Aluminum Base Metal (8) 9/2024 USD (504,286) 9,290
LME Aluminum Base Metal (9) 9/2024 USD (567,407) (4,259)
LME Aluminum Base Metal (12) 9/2024 USD (757,200) (7,236)
LME Aluminum Base Metal (13) 9/2024 USD (819,575) 6,534
LME Aluminum Base Metal (14) 9/2024 USD (881,451) 45,508
LME Aluminum Base Metal (16) 9/2024 USD (1,009,424) 1,253
LME Aluminum Base Metal (16) 9/2024 USD (1,009,800) 3,752
LME Copper Base Metal (1) 9/2024 USD (239,785) 1,272
LME Copper Base Metal (1) 9/2024 USD (239,608) 4,550
LME Copper Base Metal (1) 9/2024 USD (239,270) 11,807
LME Copper Base Metal (2) 9/2024 USD (478,440) 17,043
LME Copper Base Metal (4) 9/2024 USD (958,079) 15,975
LME Copper Base Metal (4) 9/2024 USD (956,783) 43,905
LME Copper Base Metal (4) 9/2024 USD (959,900) 1,831
LME Copper Base Metal (14) 9/2024 USD (3,356,395) 41,435
LME Copper Base Metal (15) 9/2024 USD (3,599,006) (11,993)
LME Copper Base Metal (87) 9/2024 USD (20,862,926) 588,676
LME Lead Base Metal (1) 9/2024 USD (55,678) (1,181)
LME Lead Base Metal (3) 9/2024 USD (167,090) 352
LME Lead Base Metal (4) 9/2024 USD (222,400) (2,003)
LME Lead Base Metal (6) 9/2024 USD (333,623) (4,248)
LME Lead Base Metal (10) 9/2024 USD (557,263) (5,536)
LME Lead Base Metal (13) 9/2024 USD (724,220) (20,504)
LME Nickel Base Metal (1) 9/2024 USD (103,402) 7,196
LME Nickel Base Metal (1) 9/2024 USD (103,354) 12,036
LME Nickel Base Metal (1) 9/2024 USD (103,728) (595)
LME Nickel Base Metal (2) 9/2024 USD (207,492) (344)
LME Nickel Base Metal (3) 9/2024 USD (310,577) 12,599
LME Nickel Base Metal (4) 9/2024 USD (414,510) 3,470
LME Nickel Base Metal (5) 9/2024 USD (517,508) 22,258
LME Nickel Base Metal (5) 9/2024 USD (517,538) 17,858
LME Nickel Base Metal (5) 9/2024 USD (516,649) 67,389
LME Nickel Base Metal (10) 9/2024 USD (1,035,436) 21,592
LME Nickel Base Metal (51) 9/2024 USD (5,285,465) 306,918
LME Zinc Base Metal (1) 9/2024 USD (73,438) 560
LME Zinc Base Metal (1) 9/2024 USD (73,088) 159
LME Zinc Base Metal (1) 9/2024 USD (73,381) (3,333)
LME Zinc Base Metal (2) 9/2024 USD (146,499) (6,902)
LME Zinc Base Metal (2) 9/2024 USD (146,261) (2,279)
LME Zinc Base Metal (3) 9/2024 USD (219,211) 4,243
LME Zinc Base Metal (3) 9/2024 USD (219,692) (9,700)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 9/2024 USD $ (293,147) $ (9,609)
LME Zinc Base Metal (8) 9/2024 USD (587,350) (1,374)
LME Zinc Base Metal (8) 9/2024 USD (587,094) 2,449
LME Zinc Base Metal (11) 9/2024 USD (806,383) (22,940)
MEX BOLSA Index (17) 9/2024 MXN (495,746) 5,935
Nikkei 225 Index (4) 9/2024 JPY (984,026) (12,411)
Palladium (7) 9/2024 USD (684,530) (12,859)
Russell 2000 E-Mini Index (2) 9/2024 USD (206,500) (149)
S&P 500 E-Mini Index (164) 9/2024 USD (45,276,299) (134,733)
S&P/TSX 60 Index (72) 9/2024 CAD (13,794,233) (94,827)
SET50 Index (254) 9/2024 THB (1,111,724) 10,818
SPI 200 Index (178) 9/2024 AUD (23,071,920) (141,658)
Sugar No. 11 (120) 9/2024 USD (2,728,320) (139,541)
U.S. Treasury 10 Year Note (533) 9/2024 USD (58,555,046) (223,824)
U.S. Treasury 2 Year Note (80) 9/2024 USD (16,338,125) (23,653)
U.S. Treasury 5 Year Note (53) 9/2024 USD (5,645,742) (39,765)
U.S. Treasury Long Bond (9) 9/2024 USD (1,060,875) (9,369)
U.S. Treasury Ultra Bond (12) 9/2024 USD (1,494,375) (10,215)
Wheat (58) 9/2024 USD (1,663,150) 165,773
Soybean (186) 11/2024 USD (10,267,200) 419,268
3 Month Euro Euribor (17) 12/2024 EUR (4,401,564) (1,523)
Cotton No. 2 (25) 12/2024 USD (908,625) (8,005)
Soybean Oil (36) 12/2024 USD (945,864) 2,111
3 Month SOFR (54) 3/2025 USD (12,844,575) (8,625)
3 Month SOFR (32) 6/2025 USD (7,635,200) (6,875)
90-Day New Zealand Bill (2) 6/2025 NZD (1,204,039) (131)
3 Month SOFR (13) 9/2025 USD (3,109,925) (4,715)
3 Month CORRA (6) 12/2025 CAD (1,056,869) (613)
3 Month SOFR (14) 12/2025 USD (3,355,800) 2,940
3 Month SOFR (14) 3/2026 USD (3,360,875) 1,549
3 Month SOFR (13) 6/2026 USD (3,124,063) 1,440
3 Month SOFR (11) 9/2026 USD (2,645,363) (4,421)
Total of short contracts 5,183,813
Net value $ 288,933
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 37,001,392 USD 24,533,690 CITI 9/18/2024 $ 200,757
AUD 37,001,368 USD 24,533,552 JPMC 9/18/2024 200,878
CAD 3,948,026 USD 2,888,502 CITI 9/18/2024 2,835
CAD 3,948,028 USD 2,888,489 JPMC 9/18/2024 2,848
COP 287,109,374 USD 68,067 CITI
**
9/18/2024 247
COP 287,109,374 USD 68,066 JPMC
**
9/18/2024 247
EUR 3,269,224 USD 3,512,926 CITI 9/18/2024 1,718
EUR 3,269,225 USD 3,512,910 JPMC 9/18/2024 1,735
HUF 879,999,999 USD 2,359,786 CITI 9/18/2024 19,603
HUF 880,000,000 USD 2,359,774 JPMC 9/18/2024 19,614
INR 783,999,142 USD 9,370,593 CITI
**
9/18/2024 8,736
INR 738,999,143 USD 8,832,306 JPMC
**
9/18/2024 8,668
MXN 68,500,000 USD 3,648,567 CITI 9/18/2024 49,549

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 68,500,000 USD 3,648,548 JPMC 9/18/2024 $ 49,567
NOK 14,500,001 USD 1,357,167 CITI 9/18/2024 3,572
NOK 14,499,999 USD 1,357,160 JPMC 9/18/2024 3,579
NZD 2,632,000 USD 1,599,342 CITI 9/18/2024 3,791
NZD 2,632,000 USD 1,599,334 JPMC 9/18/2024 3,799
PLN 6,002,475 USD 1,482,623 CITI 9/18/2024 7,009
PLN 6,002,475 USD 1,482,616 JPMC 9/18/2024 7,017
SEK 11,139,059 USD 1,054,878 CITI 9/18/2024 370
SEK 11,139,059 USD 1,054,873 JPMC 9/18/2024 376
THB 8,000,000 USD 218,381 CITI 9/18/2024 1,029
THB 7,999,999 USD 218,380 JPMC 9/18/2024 1,030
TWD 18,000,000 USD 554,932 CITI
**
9/18/2024 410
TWD 18,000,000 USD 554,929 JPMC
**
9/18/2024 413
USD 1,977,584 AUD 2,952,000 CITI 9/18/2024 4,250
USD 1,977,594 AUD 2,952,000 JPMC 9/18/2024 4,260
USD 6,698,410 BRL 35,727,505 CITI
**
9/18/2024 364,054
USD 6,698,443 BRL 35,727,499 JPMC
**
9/18/2024 364,088
USD 4,534,726 CAD 6,183,448 CITI 9/18/2024 6,281
USD 4,534,747 CAD 6,183,446 JPMC 9/18/2024 6,302
USD 10,720,503 CHF 9,452,092 CITI 9/18/2024 98,498
USD 10,720,558 CHF 9,452,093 JPMC 9/18/2024 98,552
USD 652,170 COP 2,700,000,000 CITI
**
9/18/2024 9,741
USD 652,174 COP 2,700,000,000 JPMC
**
9/18/2024 9,744
USD 10,814,851 CZK 246,848,000 CITI 9/18/2024 243,179
USD 10,814,905 CZK 246,848,000 JPMC 9/18/2024 243,233
USD 26,312,020 EUR 24,279,798 CITI 9/18/2024 209,539
USD 26,312,161 EUR 24,279,806 JPMC 9/18/2024 209,669
USD 7,555,564 GBP 5,942,378 CITI 9/18/2024 39,388
USD 7,555,593 GBP 5,942,371 JPMC 9/18/2024 39,426
USD 2,649,232 HUF 955,000,001 CITI 9/18/2024 67,055
USD 2,649,245 HUF 954,999,998 JPMC 9/18/2024 67,068
USD 861,330 IDR 14,000,000,000 CITI
**
9/18/2024 6,854
USD 861,290 IDR 14,000,000,000 JPMC
**
9/18/2024 6,814
USD 3,515,374 ILS 12,938,000 CITI 9/18/2024 77,926
USD 3,515,392 ILS 12,938,000 JPMC 9/18/2024 77,944
USD 17,018,621 JPY 2,630,426,237 CITI 9/18/2024 469,565
USD 17,018,706 JPY 2,630,426,243 JPMC 9/18/2024 469,650
USD 7,694,397 MXN 135,352,688 CITI 9/18/2024 387,099
USD 7,694,435 MXN 135,352,685 JPMC 9/18/2024 387,138
USD 2,862,642 NOK 30,289,498 CITI 9/18/2024 20,152
USD 2,862,657 NOK 30,289,503 JPMC 9/18/2024 20,165
USD 23,947,950 NZD 38,939,552 CITI 9/18/2024 230,149
USD 23,948,072 NZD 38,939,557 JPMC 9/18/2024 230,269
USD 813,951 PEN 3,097,000 CITI
**
9/18/2024 8,224
USD 813,955 PEN 3,097,000 JPMC
**
9/18/2024 8,228
USD 878,091 PHP 51,198,937 CITI
**
9/18/2024 2,527
USD 878,096 PHP 51,198,937 JPMC
**
9/18/2024 2,532
USD 7,097,259 PLN 28,131,917 CITI 9/18/2024 115,768
USD 7,097,293 PLN 28,131,909 JPMC 9/18/2024 115,804
USD 1,097,391 SEK 11,457,000 CITI 9/18/2024 12,023
USD 1,097,397 SEK 11,457,001 JPMC 9/18/2024 12,028
USD 15,368,801 SGD 20,629,978 CITI 9/18/2024 97,736
USD 15,368,877 SGD 20,629,978 JPMC 9/18/2024 97,813
USD 2,509,007 THB 91,000,003 CITI 9/18/2024 13,220
USD 2,509,019 THB 90,999,998 JPMC 9/18/2024 13,233
USD 158,603 TWD 5,104,523 CITI
**
9/18/2024 1,116
USD 158,602 TWD 5,104,522 JPMC
**
9/18/2024 1,116
ZAR 71,000,000 USD 3,817,224 CITI 9/18/2024 61,695

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 71,000,000 USD 3,817,205 JPMC 9/18/2024 $ 61,713
KRW 3,650,000,001 USD 2,639,053 CITI
**
9/19/2024 17,319
KRW 3,649,999,999 USD 2,639,039 JPMC
**
9/19/2024 17,332
USD 7,112,572 CNY 51,298,381 CITI
**
9/19/2024 42,124
USD 7,112,609 CNY 51,298,385 JPMC
**
9/19/2024 42,161
USD 1,097,078 KRW 1,500,000,002 CITI
**
9/19/2024 5,418
USD 1,097,083 KRW 1,499,999,998 JPMC
**
9/19/2024 5,424
USD 5,988,884 CLP 5,564,121,500 CITI
**
9/23/2024 79,460
USD 5,988,914 CLP 5,564,121,499 JPMC
**
9/23/2024 79,488
Total unrealized appreciation 5,980,951
AUD 3,147,500 USD 2,105,297 CITI 9/18/2024 (1,278)
AUD 3,147,500 USD 2,105,287 JPMC 9/18/2024 (1,266)
BRL 24,721,171 USD 4,608,739 CITI
**
9/18/2024 (225,766)
BRL 24,721,164 USD 4,608,715 JPMC
**
9/18/2024 (225,743)
CAD 2,624,277 USD 1,925,648 CITI 9/18/2024 (3,761)
CAD 2,624,273 USD 1,925,636 JPMC 9/18/2024 (3,750)
CHF 2,801,501 USD 3,165,861 CITI 9/18/2024 (17,610)
CHF 2,801,503 USD 3,165,848 JPMC 9/18/2024 (17,595)
COP 29,151,757,126 USD 7,271,855 CITI
**
9/18/2024 (335,573)
COP 29,151,757,126 USD 7,271,818 JPMC
**
9/18/2024 (335,536)
CZK 120,000,000 USD 5,288,857 CITI 9/18/2024 (149,659)
CZK 120,000,000 USD 5,288,831 JPMC 9/18/2024 (149,633)
EUR 12,787,775 USD 13,947,373 CITI 9/18/2024 (199,619)
EUR 12,787,783 USD 13,947,312 JPMC 9/18/2024 (199,549)
GBP 10,252,077 USD 13,047,536 CITI 9/18/2024 (80,267)
GBP 10,252,069 USD 13,047,461 JPMC 9/18/2024 (80,201)
HUF 2,147,700,502 USD 5,935,762 CITI 9/18/2024 (128,702)
HUF 2,147,700,498 USD 5,935,732 JPMC 9/18/2024 (128,672)
IDR 11,733,951,581 USD 722,409 CITI
**
9/18/2024 (6,239)
IDR 11,733,951,581 USD 722,470 JPMC
**
9/18/2024 (6,300)
ILS 2,953,500 USD 791,245 CITI 9/18/2024 (6,540)
ILS 2,953,500 USD 791,241 JPMC 9/18/2024 (6,537)
INR 243,499,858 USD 2,919,859 CITI
**
9/18/2024 (6,763)
INR 288,499,857 USD 3,458,266 JPMC
**
9/18/2024 (6,815)
JPY 2,426,347,612 USD 15,804,359 CITI 9/18/2024 (539,243)
JPY 2,426,347,618 USD 15,804,280 JPMC 9/18/2024 (539,164)
MXN 193,467,619 USD 11,012,563 CITI 9/18/2024 (567,811)
MXN 193,467,616 USD 11,012,508 JPMC 9/18/2024 (567,756)
NOK 229,510,326 USD 21,787,068 CITI 9/18/2024 (248,876)
NOK 229,510,333 USD 21,786,960 JPMC 9/18/2024 (248,768)
NZD 23,082,312 USD 14,203,153 CITI 9/18/2024 (143,883)
NZD 23,082,317 USD 14,203,085 JPMC 9/18/2024 (143,812)
PEN 564,177 USD 150,682 CITI
**
9/18/2024 (3,903)
PEN 564,177 USD 150,681 JPMC
**
9/18/2024 (3,903)
PLN 39,353,529 USD 9,957,139 CITI 9/18/2024 (190,783)
PLN 39,353,522 USD 9,957,088 JPMC 9/18/2024 (190,734)
SEK 77,121,454 USD 7,396,631 CITI 9/18/2024 (90,599)
SEK 77,121,455 USD 7,396,594 JPMC 9/18/2024 (90,562)
THB 24,500,002 USD 674,998 CITI 9/18/2024 (3,056)
THB 24,499,999 USD 674,995 JPMC 9/18/2024 (3,053)
TWD 299,507,501 USD 9,303,124 CITI
**
9/18/2024 (62,625)
TWD 299,507,499 USD 9,303,077 JPMC
**
9/18/2024 (62,579)
USD 13,691,002 AUD 20,627,470 CITI 9/18/2024 (97,913)
USD 13,691,054 AUD 20,627,446 JPMC 9/18/2024 (97,844)
USD 10,609,307 CAD 14,544,650 CITI 9/18/2024 (42,463)
USD 10,609,360 CAD 14,544,650 JPMC 9/18/2024 (42,409)
USD 12,788,008 CHF 11,465,082 CITI 9/18/2024 (96,141)
USD 12,788,072 CHF 11,465,082 JPMC 9/18/2024 (96,077)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,535,386 COP 10,700,000,000 CITI
**
9/18/2024 $ (10,541)
USD 2,535,398 COP 10,700,000,000 JPMC
**
9/18/2024 (10,528)
USD 9,052,848 EUR 8,433,500 CITI 9/18/2024 (13,756)
USD 9,052,893 EUR 8,433,500 JPMC 9/18/2024 (13,709)
USD 993,723 GBP 786,000 CITI 9/18/2024 (444)
USD 993,728 GBP 786,000 JPMC 9/18/2024 (439)
USD 2,926,104 INR 245,000,000 CITI
**
9/18/2024 (4,940)
USD 2,926,118 INR 245,000,000 JPMC
**
9/18/2024 (4,925)
USD 1,855,238 MXN 34,647,650 CITI 9/18/2024 (15,287)
USD 1,855,247 MXN 34,647,650 JPMC 9/18/2024 (15,278)
USD 1,309,052 NOK 14,000,000 CITI 9/18/2024 (4,766)
USD 1,309,059 NOK 14,000,000 JPMC 9/18/2024 (4,758)
USD 5,250,970 PHP 308,392,563 CITI
**
9/18/2024 (22,916)
USD 5,250,996 PHP 308,392,563 JPMC
**
9/18/2024 (22,890)
USD 5,348,936 PLN 21,742,000 CITI 9/18/2024 (46,771)
USD 5,348,962 PLN 21,742,000 JPMC 9/18/2024 (46,745)
USD 3,336,382 SEK 35,286,039 CITI 9/18/2024 (6,410)
USD 3,336,399 SEK 35,286,039 JPMC 9/18/2024 (6,393)
USD 239,576 SGD 324,000 CITI 9/18/2024 (261)
USD 239,577 SGD 324,000 JPMC 9/18/2024 (260)
USD 1,774,355 THB 64,999,999 CITI 9/18/2024 (8,349)
USD 1,774,364 THB 65,000,000 JPMC 9/18/2024 (8,340)
USD 5,926,088 ZAR 111,779,500 CITI 9/18/2024 (180,722)
USD 5,926,117 ZAR 111,779,500 JPMC 9/18/2024 (180,692)
ZAR 17,000,000 USD 934,581 CITI 9/18/2024 (5,827)
ZAR 17,000,000 USD 934,577 JPMC 9/18/2024 (5,822)
CNY 21,014,349 USD 2,916,815 CITI
**
9/19/2024 (20,411)
CNY 21,014,353 USD 2,916,801 JPMC
**
9/19/2024 (20,396)
KRW 2,910,359,002 USD 2,132,889 CITI
**
9/19/2024 (14,808)
KRW 2,910,358,999 USD 2,132,878 JPMC
**
9/19/2024 (14,797)
USD 753,854 CNY 5,470,179 CITI
**
9/19/2024 (99)
USD 753,858 CNY 5,470,179 JPMC
**
9/19/2024 (96)
USD 830,967 KRW 1,150,000,001 CITI
**
9/19/2024 (5,972)
USD 830,971 KRW 1,149,999,999 JPMC
**
9/19/2024 (5,968)
CLP 7,024,141,378 USD 7,726,531 CITI
**
9/23/2024 (266,478)
CLP 7,024,141,376 USD 7,726,492 JPMC
**
9/23/2024 (266,440)
USD 844,041 CLP 800,000,000 CITI
**
9/23/2024 (5,607)
USD 844,046 CLP 800,000,000 JPMC
**
9/23/2024 (5,601)
Total unrealized depreciation (7,765,773)
Net unrealized depreciation $ (1,784,822)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 1,632,805 $ 1,632,805
CITG
Cash – 4,869,210 4,869,210
CITI
Investment Companies 2,628,563 – 2,628,563
GSCO
Cash – 1,381,942 1,381,942
GSIN
Cash (331,638) – (331,638)
U.S. Treasury Bills 4,690,510 – 4,690,510
JPMC
Investment Companies 3,615,717 – 3,615,717
JPMS
Cash – 13,973,461 13,973,461
U.S. Treasury Inflation Linked Notes 10,722,958 – 10,722,958
MLIN
Cash (309,794) – (309,794)
MSCL
Cash – 4,039,660 4,039,660
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 1,140,979 $ 1,140,979
JPPC
Cash – 2,005,496 2,005,496
MSCL
Cash – 4,451,608 4,451,608

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.8%
INVESTMENT COMPANIES - 19.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(a)(b) 19,810,445 19,810,445
Limited Purpose Cash Investment
Fund, 5.33% (1)(a)(c) 284,743,905 284,630,007
TOTAL INVESTMENT COMPANIES
(Cost $304,371,219) 304,440,452
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 70.3%
U.S. Treasury Bills
5.18%, 7/5/2024 (d) $ 6,300,000 6,296,309
5.16%, 7/11/2024 (d) 1,237,000 1,235,196
5.11%, 8/1/2024 (d) 8,569,000 8,530,246
5.18%, 8/8/2024 (d) 62,943,000 62,594,689
5.24%, 9/5/2024 (d)(e) 65,389,000 64,763,332
5.23%, 9/12/2024 (d)(e) 76,000,000 75,192,785
5.27%, 9/19/2024 (d) 154,612,000 152,820,648
5.24%, 9/26/2024 (d)(e) 28,731,000 28,368,211
5.26%, 10/10/2024 (d)(e) 95,000,000 93,615,388
5.29%, 10/17/2024 (d) 133,679,000 131,591,602
5.30%, 10/24/2024 (d)(e) 143,000,000 140,629,408
5.30%, 10/31/2024 (d) 180,000,000 176,843,250
5.29%, 11/7/2024 (d)(e) 60,165,000 59,050,394
5.30%, 11/14/2024 (d)(e) 64,230,000 62,978,368
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 70.3% (continued)
5.30%, 11/21/2024 (d)(e) $ 8,458,000 8,285,311
5.29%, 12/5/2024 (d)(e) 13,223,000 12,926,880
5.28%, 12/12/2024 (d)(e) 8,158,000 7,967,654
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,093,835,773) 1,093,689,671
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,398,206,992) 1,398,130,123
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.8%
(Cost $1,398,206,992) 1,398,130,123
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.2% ‡ 158,494,593
NET ASSETS - 100.0% 1,556,624,716
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 304,440,452 19.5%
U.S. Treasury Obligations 1,093,689,671 70.3
Total Investments In Securities
At Value 1,398,130,123 89.8
Other Assets in Excess of
Liabilities ‡ 158,494,593 10.2
Net Assets
$ 1,556,624,716 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 18.3%
INVESTMENT COMPANIES - 18.3%
Limited Purpose
Cash Investment
Fund,
5.33% (1)(a)
(Cost $284,560,774) $174,786,719 $2,303,529,117 $(2,193,697,419) $4,950 $6,640 $284,630,007 284,743,905 $7,628,585 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 41.V1 1.00 % Quarterly 6/20/2029 0.61 % EUR 23,417,000 $ (429,512) $ (16,701) $ (446,213)
$ (429,512) $ (16,701) $ (446,213)
Credit default swap contracts outstanding - sell protection as of June 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 3.21 % EUR 19,441,000 $ 1,756,410 $ (193,297) $ 1,563,113
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.45 USD 21,761,000 1,383,168 4,587 1,387,755
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 Quarterly 6/20/2029 0.54 USD 14,390,000 314,624 (16,528) 298,096
3,454,202 (205,238) 3,248,964
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.75 % USD 12,854,000 $ (366,000) $ (41,407) $ (407,407)
(366,000) (41,407) (407,407)
$ 3,088,202 $ (246,645) $ 2,841,557
Forward effective interest rate swap contracts outstanding as of June 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 48,300,000 $ 476,362 $ (59,440) $ 416,922
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 61,600,000 139,326 70,746 210,072
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 300,900,000 1,047,993 201,592 1,249,585
Pay 1D SARON Annual 1.00% Annual 12/19/2029 CHF 7,900,000 35,559 32,456 68,015
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 9,100,000 42,453 – 42,453
Pay 1D SARON Annual 1.00% Annual 12/20/2034 CHF 11,500,000 15,669 12,172 27,841
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 178,300,000 (131,791) 165,863 34,072
Pay 1D SOFR Annual 4.00% Annual 12/19/2029 USD 362,100,000 1,686,537 (214,856) 1,471,681
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 150,500,000 1,202,000 (231,930) 970,070
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 12,100,000 314,046 (112,646) 201,400
Pay 1D SONIA Annual 4.00% Annual 12/16/2054 GBP 3,800,000 108,434 (25,936) 82,498
Pay 1D SORA Semi 3.00% Semi 12/16/2026 SGD 6,000,000 1,153 (122) 1,031
Pay 1D SORA Semi 3.00% Semi 12/19/2029 SGD 11,900,000 64,883 (19,696) 45,187
Pay 1D TONAR Annual 1.00% Annual 9/19/2029 JPY 51,029,700,000 5,452,518 (1,271,634) 4,180,884
Pay 1D TONAR Annual 1.00% Annual 12/19/2029 JPY 15,710,000,000 1,332,910 (257,788) 1,075,122
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 16,400,000 (90,759) 104,549 13,790
Pay 3M BBR Qtrly 4.50% Semi 12/13/2034 NZD 7,200,000 (24,734) 39,915 15,181
Pay 3M HIBOR Qtrly 4.00% Qtrly 12/19/2029 HKD 10,200,000 21,548 (2,508) 19,040
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 167,100,000 13,695 19,375 33,070
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2026 ZAR 343,000,000 104,362 (22,959) 81,403
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/19/2029 ZAR 61,800,000 16,707 17,614 34,321

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 8.50% Qtrly 12/19/2029 ZAR 168,000,000 $ 81,914 $ (15,864) $ 66,050
Pay 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 284,000,000 142,450 42,328 184,778
Pay 6M BBR Semi 4.50% Semi 12/13/2029 AUD 35,900,000 189,261 (39,294) 149,967
Pay 6M BUBOR Semi 6.50% Annual 9/19/2029 HUF 85,400,000 28 2,391 2,419
Pay 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 232,100,000 100,876 90,283 191,159
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2034 EUR 21,900,000 601,926 (222,658) 379,268
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 44,100,000 738,220 91,845 830,065
Pay 6M NIBOR Semi 4.00% Annual 12/19/2029 NOK 78,200,000 31,933 24,540 56,473
Pay 6M WIBOR Semi 5.00% Annual 9/19/2029 PLN 2,900,000 940 850 1,790
Pay 6M WIBOR Semi 5.00% Annual 12/19/2029 PLN 16,500,000 15,645 3,902 19,547
Receive 1D CORRA Semi 3.00% Semi 12/19/2029 CAD 211,700,000 1,808,719 52,737 1,861,456
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 71,348,300,000 593,529 (68,923) 524,606
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 17,795,400,000 5,537 1,051,634 1,057,171
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 11,705,500,000 684,178 286,739 970,917
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 101,400,000 (254,387) 597,152 342,765
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 220,600,000 354,492 276,928 631,420
Receive 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 2,600,000 1,937 1,400 3,337
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 91,600,000 (6,193) 28,122 21,929
Receive 3M STIBOR Qtrly 2.50% Annual 9/19/2029 SEK 4,000,000 1,181 (786) 395
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 5,100,000 75,398 (11,604) 63,794
Receive 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 10,200,000 (74,661) 135,903 61,242
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 26,800,000 (281,172) 309,994 28,822
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 118,700,000 32,050 33,859 65,909
Receive 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 874,700,000 29,547 199,487 229,034
16,702,219 1,315,732 18,017,951
Pay 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 377,600,000 (605,412) (8,492) (613,904)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 16,700,000 (160,033) (496,469) (656,502)
Pay 1D SOFR Annual 3.50% Annual 12/16/2054 USD 4,700,000 (21,192) (133,310) (154,502)
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 3,132,300,000 231,975 (592,928) (360,953)
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 2,988,400,000 (312,547) (109,391) (421,938)
Pay 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 64,400,000 (187,080) (39,324) (226,404)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 1,200,000 (719) 37 (682)
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2034 SEK 20,300,000 (6,625) (543) (7,168)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 4,200,000 6,334 (19,700) (13,366)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 39,500,000 10,090 (107,529) (97,439)
Pay 6M BUBOR Semi 6.00% Annual 9/16/2026 HUF 832,800,000 (14,220) 4,620 (9,600)
Pay 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 260,200,000 (620,765) 157,185 (463,580)
Pay 6M WIBOR Semi 5.00% Annual 12/16/2026 PLN 25,400,000 (51) (7,139) (7,190)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2026 INR 3,420,000,000 (772) (22,893) (23,665)
Receive 1D SARON Annual 1.00% Annual 9/19/2029 CHF 37,300,000 112,642 (412,257) (299,615)
Receive 1D SARON Annual 1.50% Annual 12/20/2034 CHF 6,000,000 (122,983) (211,296) (334,279)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 743,700,000 1,101,877 (2,426,816) (1,324,939)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 716,700,000 (3,534,070) (214,655) (3,748,725)
Receive 1D SOFR Annual 4.00% Annual 9/20/2034 USD 14,200,000 (275,211) 218,131 (57,080)
Receive 1D SOFR Annual 4.00% Annual 12/20/2034 USD 75,500,000 (1,133,477) 364,664 (768,813)
Receive 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 45,200,000 (179,383) 50,586 (128,797)
Receive 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 8,200,000 (109,261) 71,715 (37,546)
Receive 1D SONIA Annual 4.00% Annual 12/19/2029 GBP 34,000,000 (358,134) 37,167 (320,967)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 21,800,000 (457,823) 102,375 (355,448)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 25,800,000 (717,456) 215,223 (502,233)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 96,044,500,000 (1,244,215) 1,170,094 (74,121)
Receive 1M TIIE Monthly 10.00% Monthly 12/16/2026 MXN 519,400,000 (88,429) – (88,429)
Receive 1M TIIE Monthly 9.50% Monthly 12/13/2029 MXN 241,200,000 24,049 (114,421) (90,372)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 55,500,000 (256,511) 106,066 (150,445)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/16/2026 KRW 36,409,800,000 (60,536) (120,564) (181,100)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2029 KRW 738,600,000 (7,486) (3,131) (10,617)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 501,000,000 (145,953) (53,539) (199,492)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2029 SEK 72,000,000 $ (12,097) $ 2,482 $ (9,615)
Receive 3M TELBOR Qtrly 4.50% Annual 9/16/2026 ILS 39,800,000 (46,133) 3,967 (42,166)
Receive 3M TELBOR Qtrly 4.50% Annual 12/16/2026 ILS 15,000,000 (5,299) (12,491) (17,790)
Receive 3M TELBOR Qtrly 4.50% Annual 9/20/2029 ILS 13,100,000 (2,600) (19,175) (21,775)
Receive 3M TELBOR Qtrly 4.50% Annual 12/19/2029 ILS 8,400,000 (2,171) (10,780) (12,951)
Receive 6M EURIBOR Semi 3.00% Annual 9/19/2029 EUR 106,100,000 (1,312,377) 394,529 (917,848)
Receive 6M EURIBOR Semi 3.00% Annual 12/19/2029 EUR 58,900,000 (848,661) 201,719 (646,942)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 34,400,000 (32,135) 17,054 (15,081)
Receive 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 4,400,000 (8,070) (1,295) (9,365)
Receive 6M NIBOR Semi 4.00% Annual 12/20/2034 NOK 2,600,000 (5,255) 1,447 (3,808)
Receive 6M PRIBOR Semi 4.00% Annual 9/16/2026 CZK 169,800,000 (7,692) (7,359) (15,051)
Receive 6M PRIBOR Semi 4.00% Annual 12/16/2026 CZK 54,000,000 (1,267) (8,445) (9,712)
Receive 6M PRIBOR Semi 4.00% Annual 9/19/2029 CZK 38,400,000 (24) (16,316) (16,340)
Receive 6M PRIBOR Semi 4.00% Annual 12/19/2029 CZK 44,000,000 (13,753) (8,338) (22,091)
(11,430,911) (2,059,535) (13,490,446)
$ 5,271,308 $ (743,803) $ 4,527,505
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.86%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.33%
1 Day Singapore Overnight Rate Average (“SORA”): 3.43%
1 Day Sterling Overnight Index Average (“SONIA”): 5.20%
1 Day Swiss Average Rate Overnight (“SARON”): 1.22%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.24%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.45%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.75%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.60%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.71%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.74%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.81%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.68%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.85%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 4.56%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 09/12/2024 KRW 12,846,137,500 $ 374,800
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 09/12/2024 KRW 130,103,362,500 2,276,962
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/17/2024 TWD 197,628,000 65,540
Total unrealized appreciation 2,717,302
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 07/19/2024 EUR 18,339,156 (48,487)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 07/30/2024 HKD 313,250 (848)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2024 HKD 97,107,500 (197,183)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2024 HKD 180,118,750 (449,124)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 08/14/2024 BRL (314,377,500) (1,683,780)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 08/14/2024 BRL (31,437,750) (63,206)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 77,307,890 (410,088)
Total unrealized depreciation (2,852,716)
Net unrealized depreciation $ (135,414)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 548 7/2024 USD $ 46,580,000 $ 1,319,957
CAC 40 10 Euro Index 32 7/2024 EUR 2,567,710 (49,382)
CBOE Volatility Index 490 7/2024 USD 6,871,172 (134,005)
EURO STOXX 50 Volatility Index 216 7/2024 EUR 374,747 (3,620)
Hang Seng Index 52 7/2024 HKD 5,869,856 (98,475)
HSCEI 328 7/2024 HKD 13,157,298 (232,026)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
IBEX 35 Index 165 7/2024 EUR $ 19,218,626 $ (248,795)
LME Aluminum Base Metal 2 7/2024 USD 124,609 1,851
LME Aluminum Base Metal 32 7/2024 USD 1,999,072 (56,279)
LME Aluminum Base Metal 58 7/2024 USD 3,607,339 168,871
LME Aluminum Base Metal 86 7/2024 USD 5,354,618 (360,832)
LME Aluminum Base Metal 89 7/2024 USD 5,540,962 105,217
LME Aluminum Base Metal 96 7/2024 USD 5,986,080 (255,395)
LME Aluminum Base Metal 97 7/2024 USD 6,044,507 (424,289)
LME Aluminum Base Metal 101 7/2024 USD 6,300,203 (246,118)
LME Copper Base Metal 1 7/2024 USD 237,744 (13,147)
LME Copper Base Metal 3 7/2024 USD 709,199 33,153
LME Copper Base Metal 3 7/2024 USD 713,378 (41,048)
LME Copper Base Metal 6 7/2024 USD 1,423,157 2,102
LME Copper Base Metal 13 7/2024 USD 3,088,108 (139,659)
LME Copper Base Metal 18 7/2024 USD 4,262,976 12,953
LME Copper Base Metal 21 7/2024 USD 4,982,229 (178,060)
LME Copper Base Metal 35 7/2024 USD 8,308,930 (340,253)
LME Copper Base Metal 56 7/2024 USD 13,248,592 203,853
LME Lead Base Metal 2 7/2024 USD 109,367 686
LME Lead Base Metal 2 7/2024 USD 109,457 206
LME Lead Base Metal 3 7/2024 USD 164,524 (1,196)
LME Lead Base Metal 3 7/2024 USD 163,848 1,197
LME Lead Base Metal 3 7/2024 USD 164,118 722
LME Lead Base Metal 4 7/2024 USD 218,284 2,938
LME Nickel Base Metal 2 7/2024 USD 205,359 (24,913)
LME Nickel Base Metal 2 7/2024 USD 205,329 (26,208)
LME Nickel Base Metal 7 7/2024 USD 717,916 (41,201)
LME Nickel Base Metal 10 7/2024 USD 1,026,044 (115,554)
LME Nickel Base Metal 10 7/2024 USD 1,024,670 (53,959)
LME Nickel Base Metal 25 7/2024 USD 2,563,911 (99,261)
LME Nickel Base Metal 25 7/2024 USD 2,558,136 (95,967)
LME Nickel Base Metal 56 7/2024 USD 5,735,601 (324,806)
LME Zinc Base Metal 6 7/2024 USD 431,781 59,178
LME Zinc Base Metal 9 7/2024 USD 651,533 8,237
LME Zinc Base Metal 11 7/2024 USD 797,330 629
LME Zinc Base Metal 18 7/2024 USD 1,298,745 60,239
LME Zinc Base Metal 22 7/2024 USD 1,590,149 24,286
LME Zinc Base Metal 33 7/2024 USD 2,391,370 (1,536)
LME Zinc Base Metal 49 7/2024 USD 3,529,127 304,009
LME Zinc Base Metal 55 7/2024 USD 3,965,638 261,410
LME Zinc Base Metal 83 7/2024 USD 5,996,128 329,514
MSCI Singapore Index 581 7/2024 SGD 13,554,524 92,997
Natural Gas 100 7/2024 GBP 3,187,871 (105,983)
Natural Gas 145 7/2024 EUR 3,983,615 (99,647)
Natural Gas 167 7/2024 USD 4,343,670 (763,341)
OMXS30 Index 674 7/2024 SEK 16,393,735 44,281
SGX FTSE China A50 Index 3,367 7/2024 USD 40,074,034 (249,746)
SGX FTSE Taiwan Index 357 7/2024 USD 27,542,550 145,960
100 oz Gold 417 8/2024 USD 97,561,320 (1,775,254)
Crude Oil 5 8/2024 USD 421,895 1,028
Ethanol 20 8/2024 USD 1,562,400 (72,769)
EURO STOXX 50 Volatility Index 204 8/2024 EUR 362,666 6,273
Italian Base Electricity 13 8/2024 EUR 1,062,133 (26,630)
Live Cattle 398 8/2024 USD 29,519,660 443,569
LME Aluminum Base Metal 34 8/2024 USD 2,137,835 (163,736)
LME Aluminum Base Metal 49 8/2024 USD 3,067,118 (54,941)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 50 8/2024 USD $ 3,128,825 $ (71,892)
LME Aluminum Base Metal 82 8/2024 USD 5,139,432 (166,688)
LME Aluminum Base Metal 106 8/2024 USD 6,644,796 (232,359)
LME Aluminum Base Metal 115 8/2024 USD 7,228,871 (696,480)
LME Aluminum Base Metal 140 8/2024 USD 8,780,380 (307,789)
LME Copper Base Metal 2 8/2024 USD 475,782 (21,723)
LME Copper Base Metal 10 8/2024 USD 2,382,845 (87,094)
LME Copper Base Metal 13 8/2024 USD 3,102,626 (367,991)
LME Copper Base Metal 17 8/2024 USD 4,049,166 (196,532)
LME Copper Base Metal 21 8/2024 USD 5,009,666 (387,736)
LME Copper Base Metal 42 8/2024 USD 10,041,192 (611,293)
LME Copper Base Metal 79 8/2024 USD 18,848,451 (1,973,004)
LME Lead Base Metal 1 8/2024 USD 55,230 (2,059)
LME Lead Base Metal 2 8/2024 USD 110,245 (660)
LME Lead Base Metal 3 8/2024 USD 166,632 (5,126)
LME Lead Base Metal 5 8/2024 USD 276,844 (8,794)
LME Lead Base Metal 11 8/2024 USD 607,329 (12,550)
LME Nickel Base Metal 7 8/2024 USD 722,973 (121,038)
LME Nickel Base Metal 21 8/2024 USD 2,159,670 (247,119)
LME Nickel Base Metal 29 8/2024 USD 2,994,566 (576,707)
LME Nickel Base Metal 35 8/2024 USD 3,606,263 (430,987)
LME Nickel Base Metal 37 8/2024 USD 3,806,934 (356,397)
LME Nickel Base Metal 49 8/2024 USD 5,053,637 (854,444)
LME Zinc Base Metal 10 8/2024 USD 729,998 (27,532)
LME Zinc Base Metal 17 8/2024 USD 1,235,479 3,955
LME Zinc Base Metal 25 8/2024 USD 1,815,863 (19,173)
LME Zinc Base Metal 30 8/2024 USD 2,175,660 30,410
LME Zinc Base Metal 39 8/2024 USD 2,839,181 (91,690)
LME Zinc Base Metal 44 8/2024 USD 3,203,959 (82,736)
LME Zinc Base Metal 82 8/2024 USD 5,975,853 (268,643)
Low Sulphur Gasoil 297 8/2024 USD 23,284,800 643,877
Mont Belvieu Propane 30 8/2024 USD 1,067,850 52,428
Phelix De Base Electricity 8 8/2024 EUR 489,036 (718)
Australia 10 Year Bond 626 9/2024 AUD 47,137,257 (487,820)
Cocoa 91 9/2024 USD 7,035,210 (910,783)
Cocoa 348 9/2024 GBP 27,995,669 (3,403,099)
Coffee 'C' 159 9/2024 USD 13,522,950 (16,161)
Crude Oil 4 9/2024 USD 334,604 (3,462)
Euro STOXX 50 Index 129 9/2024 EUR 6,805,395 (53,768)
EURO STOXX 50 Volatility Index 83 9/2024 EUR 149,778 2,051
Euro-BTP 234 9/2024 EUR 28,881,915 (223,151)
FTSE 100 Index 552 9/2024 GBP 57,301,956 (22,275)
FTSE/MIB Index 273 9/2024 EUR 48,775,979 (18,290)
KOSPI 200 Index 238 9/2024 KRW 16,700,200 395,937
LME Aluminum Base Metal 1 9/2024 USD 63,044 (333)
LME Aluminum Base Metal 2 9/2024 USD 126,106 (421)
LME Aluminum Base Metal 18 9/2024 USD 1,135,800 10,285
LME Aluminum Base Metal 19 9/2024 USD 1,196,729 (55,328)
LME Aluminum Base Metal 46 9/2024 USD 2,900,818 (52,275)
LME Aluminum Base Metal 54 9/2024 USD 3,399,881 (184,615)
LME Aluminum Base Metal 142 9/2024 USD 8,959,526 95,187
LME Aluminum Base Metal 628 9/2024 USD 39,619,892 (1,798,805)
LME Copper Base Metal 4 9/2024 USD 958,433 (28,178)
LME Copper Base Metal 9 9/2024 USD 2,156,076 (55,698)
LME Copper Base Metal 18 9/2024 USD 4,311,356 (55,942)
LME Copper Base Metal 26 9/2024 USD 6,221,014 (279,055)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 28 9/2024 USD $ 6,714,505 $ (457,569)
LME Copper Base Metal 39 9/2024 USD 9,328,634 (419,268)
LME Copper Base Metal 43 9/2024 USD 10,310,755 (58,908)
LME Copper Base Metal 66 9/2024 USD 15,835,628 74,323
LME Lead Base Metal 1 9/2024 USD 55,554 792
LME Lead Base Metal 1 9/2024 USD 55,697 (81)
LME Lead Base Metal 2 9/2024 USD 111,394 (2,462)
LME Lead Base Metal 4 9/2024 USD 222,891 7,447
LME Lead Base Metal 5 9/2024 USD 278,390 5,877
LME Lead Base Metal 6 9/2024 USD 333,600 3,584
LME Lead Base Metal 7 9/2024 USD 389,060 4,042
LME Lead Base Metal 29 9/2024 USD 1,616,061 (11,590)
LME Nickel Base Metal 12 9/2024 USD 1,242,523 (35,513)
LME Nickel Base Metal 14 9/2024 USD 1,449,106 (46,556)
LME Nickel Base Metal 27 9/2024 USD 2,797,944 (25,068)
LME Nickel Base Metal 29 9/2024 USD 2,997,261 (346,235)
LME Nickel Base Metal 30 9/2024 USD 3,102,055 (198,319)
LME Nickel Base Metal 37 9/2024 USD 3,830,446 (116,825)
LME Nickel Base Metal 47 9/2024 USD 4,875,216 14,805
LME Zinc Base Metal 5 9/2024 USD 366,340 15,075
LME Zinc Base Metal 36 9/2024 USD 2,631,159 2,151
LME Zinc Base Metal 39 9/2024 USD 2,863,331 11,933
LME Zinc Base Metal 41 9/2024 USD 3,003,219 151,547
LME Zinc Base Metal 51 9/2024 USD 3,742,724 44,387
LME Zinc Base Metal 52 9/2024 USD 3,802,786 45,394
LME Zinc Base Metal 54 9/2024 USD 3,962,547 166,186
Long Gilt 94 9/2024 GBP 11,597,359 (53,805)
MSCI EAFE E-Mini Index 314 9/2024 USD 36,788,240 177,479
MSCI Emerging Markets E-Mini Index 1,014 9/2024 USD 55,171,740 98,133
Phelix De Base Electricity 1 9/2024 EUR 219,705 (18,976)
Robusta Coffee 110 9/2024 USD 4,412,100 (103,658)
Silver 26 9/2024 USD 3,842,800 40,800
Aluminum 25 10/2024 USD 1,567,500 12,434
Platinum 317 10/2024 USD 16,073,485 478,281
Crude Oil 189 11/2024 JPY 4,833,368 349,035
90-Day Australian Bank Bill 689 12/2024 AUD 454,543,505 (254,514)
90-Day New Zealand Bill 137 12/2024 NZD 82,370,245 158
Italian Base Electricity 1 12/2024 EUR 1,040,223 (50,422)
UK Allowances Carbon Dioxide Emissions 40 12/2024 GBP 2,339,091 26,942
3 Month CORRA 1,296 3/2025 CAD 226,779,869 (314,646)
3 Month Euro Euribor 195 3/2025 EUR 50,595,560 (14,661)
3 Month SARON 555 3/2025 CHF 152,980,967 194,375
3 Month SONIA 779 3/2025 GBP 234,551,306 133,567
90-Day Australian Bank Bill 519 3/2025 AUD 342,442,088 (212,153)
90-Day New Zealand Bill 111 3/2025 NZD 66,783,449 (1,941)
3 Month CORRA 715 6/2025 CAD 125,414,413 (218,589)
3 Month Euro Euribor 367 6/2025 EUR 95,380,654 (52,639)
3 Month SARON 251 6/2025 CHF 69,227,893 96,875
3 Month SONIA 150 6/2025 GBP 45,268,211 (3,694)
90-Day Australian Bank Bill 546 6/2025 AUD 360,336,085 (160,003)
3 Month Euro Euribor 99 9/2025 EUR 25,761,194 (10,259)
3 Month SARON 461 9/2025 CHF 127,198,954 223,127
3 Month SONIA 144 9/2025 GBP 43,548,498 2,628
90-Day Australian Bank Bill 11 9/2025 AUD 7,261,289 (4,095)
3 Month Euro Euribor 142 12/2025 EUR 36,984,616 (26,282)
3 Month SARON 150 12/2025 CHF 41,398,381 59,760

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 37 12/2025 GBP $ 11,208,253 $ (10,247)
3 Month Euro Euribor 138 3/2026 EUR 35,961,269 (30,765)
3 Month SONIA 53 3/2026 GBP 16,077,677 (21,470)
3 Month Euro Euribor 177 6/2026 EUR 46,140,823 (42,444)
3 Month SONIA 67 6/2026 GBP 20,345,784 (29,480)
3 Month SONIA 65 9/2026 GBP 19,756,935 (30,028)
Total of long contracts (18,867,026)
Short Contracts
IFSC NIFTY 50 Index (13) 7/2024 USD (627,627) (10,801)
LME Aluminum Base Metal (2) 7/2024 USD (124,609) (2,488)
LME Aluminum Base Metal (32) 7/2024 USD (1,999,072) 53,121
LME Aluminum Base Metal (58) 7/2024 USD (3,607,339) (172,752)
LME Aluminum Base Metal (86) 7/2024 USD (5,354,618) 350,213
LME Aluminum Base Metal (89) 7/2024 USD (5,540,962) (96,605)
LME Aluminum Base Metal (96) 7/2024 USD (5,986,080) 256,730
LME Aluminum Base Metal (97) 7/2024 USD (6,044,507) 425,070
LME Aluminum Base Metal (101) 7/2024 USD (6,300,203) 264,495
LME Copper Base Metal (1) 7/2024 USD (237,744) 12,985
LME Copper Base Metal (3) 7/2024 USD (709,199) (33,308)
LME Copper Base Metal (3) 7/2024 USD (713,378) 43,908
LME Copper Base Metal (6) 7/2024 USD (1,423,157) (2,710)
LME Copper Base Metal (13) 7/2024 USD (3,088,108) 129,390
LME Copper Base Metal (18) 7/2024 USD (4,262,976) (23,956)
LME Copper Base Metal (21) 7/2024 USD (4,982,229) 180,353
LME Copper Base Metal (35) 7/2024 USD (8,308,930) 360,278
LME Copper Base Metal (56) 7/2024 USD (13,248,592) (198,827)
LME Lead Base Metal (2) 7/2024 USD (109,367) (697)
LME Lead Base Metal (2) 7/2024 USD (109,457) (212)
LME Lead Base Metal (3) 7/2024 USD (164,524) 918
LME Lead Base Metal (3) 7/2024 USD (163,848) (1,631)
LME Lead Base Metal (3) 7/2024 USD (164,118) (1,001)
LME Lead Base Metal (4) 7/2024 USD (218,284) (4,544)
LME Nickel Base Metal (2) 7/2024 USD (205,359) 24,675
LME Nickel Base Metal (2) 7/2024 USD (205,329) 26,265
LME Nickel Base Metal (7) 7/2024 USD (717,916) 35,543
LME Nickel Base Metal (10) 7/2024 USD (1,024,670) 67,300
LME Nickel Base Metal (10) 7/2024 USD (1,026,044) 113,626
LME Nickel Base Metal (25) 7/2024 USD (2,558,136) 98,289
LME Nickel Base Metal (25) 7/2024 USD (2,563,911) 102,204
LME Nickel Base Metal (56) 7/2024 USD (5,735,601) 297,952
LME Zinc Base Metal (6) 7/2024 USD (431,781) (57,707)
LME Zinc Base Metal (9) 7/2024 USD (651,533) (11,209)
LME Zinc Base Metal (11) 7/2024 USD (797,330) 7,288
LME Zinc Base Metal (18) 7/2024 USD (1,298,745) (67,374)
LME Zinc Base Metal (22) 7/2024 USD (1,590,149) (23,265)
LME Zinc Base Metal (33) 7/2024 USD (2,391,370) (17,322)
LME Zinc Base Metal (49) 7/2024 USD (3,529,127) (296,805)
LME Zinc Base Metal (55) 7/2024 USD (3,965,638) (228,552)
LME Zinc Base Metal (83) 7/2024 USD (5,996,128) (358,029)
NY Harbor ULSD (1,038) 7/2024 USD (110,433,028) (3,671,844)
Rapeseed (78) 7/2024 EUR (1,993,332) (60,874)
RBOB Gasoline (924) 7/2024 USD (97,078,212) (3,427,713)
WTI Crude Oil (339) 7/2024 USD (27,642,060) (796,161)
CBOE Volatility Index (251) 8/2024 USD (3,749,990) 12,210
Feeder Cattle (18) 8/2024 USD (2,333,700) 2,031
French Base Electricity (7) 8/2024 EUR (288,971) (58,861)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Lean Hogs (603) 8/2024 USD $ (21,587,400) $ 203,639
LME Aluminum Base Metal (34) 8/2024 USD (2,137,835) 162,913
LME Aluminum Base Metal (49) 8/2024 USD (3,067,118) 56,268
LME Aluminum Base Metal (50) 8/2024 USD (3,128,825) 75,288
LME Aluminum Base Metal (82) 8/2024 USD (5,139,432) 146,403
LME Aluminum Base Metal (106) 8/2024 USD (6,644,796) 257,348
LME Aluminum Base Metal (115) 8/2024 USD (7,228,871) 683,935
LME Aluminum Base Metal (140) 8/2024 USD (8,780,380) 345,736
LME Copper Base Metal (2) 8/2024 USD (475,782) 19,741
LME Copper Base Metal (10) 8/2024 USD (2,382,845) 85,716
LME Copper Base Metal (13) 8/2024 USD (3,102,626) 343,965
LME Copper Base Metal (17) 8/2024 USD (4,049,166) 188,039
LME Copper Base Metal (21) 8/2024 USD (5,009,666) 398,654
LME Copper Base Metal (42) 8/2024 USD (10,041,192) 586,311
LME Copper Base Metal (79) 8/2024 USD (18,848,451) 1,915,404
LME Lead Base Metal (1) 8/2024 USD (55,230) 1,809
LME Lead Base Metal (2) 8/2024 USD (110,245) 697
LME Lead Base Metal (3) 8/2024 USD (166,632) 5,198
LME Lead Base Metal (5) 8/2024 USD (276,844) 7,939
LME Lead Base Metal (11) 8/2024 USD (607,329) 11,891
LME Nickel Base Metal (7) 8/2024 USD (722,973) 120,374
LME Nickel Base Metal (21) 8/2024 USD (2,159,670) 252,416
LME Nickel Base Metal (29) 8/2024 USD (2,994,566) 587,137
LME Nickel Base Metal (35) 8/2024 USD (3,606,263) 438,343
LME Nickel Base Metal (37) 8/2024 USD (3,806,934) 374,314
LME Nickel Base Metal (49) 8/2024 USD (5,053,637) 873,264
LME Zinc Base Metal (10) 8/2024 USD (729,998) 29,700
LME Zinc Base Metal (17) 8/2024 USD (1,235,479) (13,018)
LME Zinc Base Metal (25) 8/2024 USD (1,815,863) 6,576
LME Zinc Base Metal (30) 8/2024 USD (2,175,660) (30,750)
LME Zinc Base Metal (39) 8/2024 USD (2,839,181) 113,490
LME Zinc Base Metal (44) 8/2024 USD (3,203,959) 63,459
LME Zinc Base Metal (82) 8/2024 USD (5,975,853) 275,636
SGX Iron Ore (272) 8/2024 USD (2,892,720) (63,410)
Australia 3 Year Bond (17) 9/2024 AUD (1,193,989) 6,103
Canada 10 Year Bond (217) 9/2024 CAD (19,048,668) (99,644)
CBOE Volatility Index (249) 9/2024 USD (3,936,117) 121,943
Copper (719) 9/2024 USD (78,937,213) (98,477)
Corn (211) 9/2024 USD (4,299,125) 528,077
Crude Palm Oil (345) 9/2024 MYR (7,159,618) (9,234)
DAX Index (95) 9/2024 EUR (46,808,145) (252,128)
DJIA CBOT E-Mini Index (305) 9/2024 USD (60,190,225) (22,451)
Euro-Bobl (258) 9/2024 EUR (32,167,440) (101,639)
Euro-Bund (213) 9/2024 EUR (30,003,617) (265,364)
Euro-Buxl (28) 9/2024 EUR (3,895,859) (6,364)
Euro-OAT (240) 9/2024 EUR (31,635,006) 250,064
Euro-Schatz (606) 9/2024 EUR (68,608,580) (327,078)
French Base Electricity (4) 9/2024 EUR (840,780) (12,232)
FTSE/JSE Top 40 Index (76) 9/2024 ZAR (3,080,394) (64,397)
Japan 10 Year Bond (66) 9/2024 JPY (58,505,314) 108,771
KC HRW Wheat (398) 9/2024 USD (11,666,375) 1,296,984
LME Aluminum Base Metal (1) 9/2024 USD (63,044) 503
LME Aluminum Base Metal (2) 9/2024 USD (126,106) 339
LME Aluminum Base Metal (15) 9/2024 USD (946,335) 41,033
LME Aluminum Base Metal (18) 9/2024 USD (1,135,800) (10,854)
LME Aluminum Base Metal (19) 9/2024 USD (1,196,729) 49,563

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (46) 9/2024 USD $ (2,900,818) $ 44,195
LME Aluminum Base Metal (54) 9/2024 USD (3,399,881) 172,458
LME Aluminum Base Metal (142) 9/2024 USD (8,959,526) (74,300)
LME Copper Base Metal (4) 9/2024 USD (958,433) 29,141
LME Copper Base Metal (9) 9/2024 USD (2,156,076) 60,964
LME Copper Base Metal (18) 9/2024 USD (4,311,356) 71,887
LME Copper Base Metal (26) 9/2024 USD (6,221,014) 306,979
LME Copper Base Metal (39) 9/2024 USD (9,328,634) 428,071
LME Copper Base Metal (43) 9/2024 USD (10,310,755) 54,697
LME Copper Base Metal (66) 9/2024 USD (15,835,628) (52,771)
LME Copper Base Metal (223) 9/2024 USD (53,476,236) 762,165
LME Lead Base Metal (1) 9/2024 USD (55,697) 50
LME Lead Base Metal (1) 9/2024 USD (55,554) (956)
LME Lead Base Metal (2) 9/2024 USD (111,394) 1,988
LME Lead Base Metal (4) 9/2024 USD (222,891) (8,502)
LME Lead Base Metal (5) 9/2024 USD (278,390) (6,085)
LME Lead Base Metal (6) 9/2024 USD (333,600) (3,004)
LME Lead Base Metal (7) 9/2024 USD (389,060) (4,345)
LME Lead Base Metal (19) 9/2024 USD (1,058,799) (14,342)
LME Nickel Base Metal (12) 9/2024 USD (1,242,523) 34,542
LME Nickel Base Metal (14) 9/2024 USD (1,449,106) 50,002
LME Nickel Base Metal (27) 9/2024 USD (2,797,944) 23,424
LME Nickel Base Metal (29) 9/2024 USD (2,997,261) 349,043
LME Nickel Base Metal (30) 9/2024 USD (3,102,055) 197,557
LME Nickel Base Metal (37) 9/2024 USD (3,830,446) 155,382
LME Nickel Base Metal (47) 9/2024 USD (4,875,216) (27,950)
LME Nickel Base Metal (340) 9/2024 USD (35,236,430) 2,614,312
LME Zinc Base Metal (5) 9/2024 USD (366,340) (11,815)
LME Zinc Base Metal (36) 9/2024 USD (2,631,159) 4,430
LME Zinc Base Metal (39) 9/2024 USD (2,863,331) (6,698)
LME Zinc Base Metal (41) 9/2024 USD (3,003,219) (141,492)
LME Zinc Base Metal (52) 9/2024 USD (3,802,786) (60,248)
LME Zinc Base Metal (54) 9/2024 USD (3,962,547) (175,350)
LME Zinc Base Metal (348) 9/2024 USD (25,538,589) 82,062
NASDAQ 100 E-Mini Index (66) 9/2024 USD (26,303,970) (149,441)
Nikkei 225 Index (206) 9/2024 JPY (50,677,357) (746,506)
Palladium (171) 9/2024 USD (16,722,090) (388,248)
Red Wheat (211) 9/2024 USD (6,467,150) 609,763
Russell 2000 E-Mini Index (369) 9/2024 USD (38,099,250) (278,883)
S&P 500 E-Mini Index (39) 9/2024 USD (10,766,925) (17,764)
S&P Midcap 400 E-Mini Index (233) 9/2024 USD (68,923,730) 164,940
S&P/TSX 60 Index (121) 9/2024 CAD (23,181,974) (167,717)
SPI 200 Index (343) 9/2024 AUD (44,458,813) 167,569
Sugar No. 11 (2,377) 9/2024 USD (54,043,472) (3,436,310)
TOPIX Index (85) 9/2024 JPY (14,848,188) (164,675)
U.S. Treasury 10 Year Note (440) 9/2024 USD (48,338,125) (322,405)
U.S. Treasury 2 Year Note (1,735) 9/2024 USD (354,333,085) (397,321)
U.S. Treasury 5 Year Note (1,146) 9/2024 USD (122,075,860) (552,647)
U.S. Treasury Long Bond (188) 9/2024 USD (22,160,500) (157,792)
U.S. Treasury Ultra Bond (250) 9/2024 USD (31,132,813) (163,576)
Wheat (159) 9/2024 USD (4,559,325) 521,661
White Sugar (55) 9/2024 USD (1,579,325) (47,707)
CBOE Volatility Index (244) 10/2024 USD (4,435,310) (37,802)
Canola (926) 11/2024 CAD (8,489,377) 85,046
CBOE Volatility Index (106) 11/2024 USD (1,836,450) (1,188)
Soybean (1,615) 11/2024 USD (89,148,000) 3,637,722

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (398) 12/2024 EUR $ (103,048,389) $ (14,482)
Cotton No. 2 (458) 12/2024 USD (16,646,010) 36,497
ECX Emission (11) 12/2024 EUR (794,827) 30,079
French Base Electricity (2) 12/2024 EUR (1,402,350) (143,593)
Milling Wheat No. 2 (239) 12/2024 EUR (2,962,703) 12,401
Phelix De Base Electricity (1) 12/2024 EUR (856,252) (9,144)
Soybean Meal (431) 12/2024 USD (14,460,050) 579,016
Soybean Oil (1,257) 12/2024 USD (33,026,418) 290,091
3 Month SOFR (1,176) 3/2025 USD (279,726,300) (202,495)
3 Month SOFR (691) 6/2025 USD (164,872,600) (108,529)
90-Day New Zealand Bill (25) 6/2025 NZD (15,050,482) (2,255)
3 Month CORRA (5) 9/2025 CAD (879,034) (1,936)
3 Month SOFR (282) 9/2025 USD (67,461,450) (121,482)
3 Month CORRA (130) 12/2025 CAD (22,898,834) (14,423)
3 Month SOFR (330) 12/2025 USD (79,101,000) 111,888
3 Month SOFR (309) 3/2026 USD (74,179,313) 43,039
3 Month SOFR (277) 6/2026 USD (66,566,563) 3,025
3 Month SOFR (237) 9/2026 USD (56,995,538) (105,872)
Total of short contracts 6,291,574
Net value $ (12,575,452)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 34,179,000 USD 22,796,514 CITI 9/18/2024 $ 51,239
AUD 34,179,000 USD 22,796,400 JPMC 9/18/2024 51,353
CAD 33,354,999 USD 24,399,820 CITI 9/18/2024 27,702
CAD 33,354,997 USD 24,399,696 JPMC 9/18/2024 27,823
HUF 2,665,000,000 USD 7,167,152 CITI 9/18/2024 38,608
HUF 2,665,000,000 USD 7,167,116 JPMC 9/18/2024 38,644
INR 3,129,220,984 USD 37,418,735 CITI
**
9/18/2024 17,521
INR 2,004,220,984 USD 23,962,541 JPMC
**
9/18/2024 14,842
NOK 43,500,000 USD 4,071,148 CITI 9/18/2024 11,071
NOK 43,500,000 USD 4,071,128 JPMC 9/18/2024 11,091
NZD 58,400,500 USD 35,487,214 CITI 9/18/2024 84,110
NZD 58,400,500 USD 35,487,037 JPMC 9/18/2024 84,287
PLN 6,510,000 USD 1,613,816 CITI 9/18/2024 1,769
PLN 6,510,000 USD 1,613,808 JPMC 9/18/2024 1,777
SEK 226,015,092 USD 21,403,823 CITI 9/18/2024 7,514
SEK 226,015,092 USD 21,403,716 JPMC 9/18/2024 7,621
TWD 150,000,000 USD 4,620,179 CITI
**
9/18/2024 7,668
TWD 150,000,000 USD 4,620,156 JPMC
**
9/18/2024 7,691
USD 13,997,838 AUD 20,895,000 CITI 9/18/2024 30,087
USD 13,997,908 AUD 20,895,000 JPMC 9/18/2024 30,157
USD 35,563,466 BRL 191,459,500 CITI
**
9/18/2024 1,618,397
USD 35,563,643 BRL 191,459,500 JPMC
**
9/18/2024 1,618,575
USD 1,702,424 CAD 2,323,500 CITI 9/18/2024 809
USD 1,702,432 CAD 2,323,500 JPMC 9/18/2024 818
USD 10,413,471 CHF 9,188,078 CITI 9/18/2024 88,157
USD 10,413,523 CHF 9,188,078 JPMC 9/18/2024 88,209
USD 2,747,835 CZK 64,000,000 CITI 9/18/2024 6,930

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,747,849 CZK 64,000,000 JPMC 9/18/2024 $ 6,943
USD 298,370,853 EUR 276,256,500 CITI 9/18/2024 1,375,778
USD 298,372,345 EUR 276,256,500 JPMC 9/18/2024 1,377,271
USD 33,909,345 GBP 26,749,500 CITI 9/18/2024 75,422
USD 33,909,515 GBP 26,749,500 JPMC 9/18/2024 75,592
USD 23,688,486 IDR 385,000,451,644 CITI
**
9/18/2024 190,369
USD 23,687,496 IDR 385,000,451,644 JPMC
**
9/18/2024 189,379
USD 5,757,511 ILS 21,130,000 CITI 9/18/2024 143,561
USD 5,757,540 ILS 21,130,000 JPMC 9/18/2024 143,590
USD 318,716,438 JPY 49,243,251,421 CITI 9/18/2024 8,907,594
USD 318,718,032 JPY 49,243,251,421 JPMC 9/18/2024 8,909,188
USD 19,704,674 MXN 357,000,000 CITI 9/18/2024 431,286
USD 19,704,773 MXN 357,000,000 JPMC 9/18/2024 431,384
USD 5,480,485 NOK 58,311,771 CITI 9/18/2024 8,268
USD 5,480,512 NOK 58,311,771 JPMC 9/18/2024 8,296
USD 54,864,899 NZD 89,543,999 CITI 9/18/2024 324,294
USD 54,865,173 NZD 89,543,999 JPMC 9/18/2024 324,568
USD 20,126,385 PEN 76,534,000 CITI
**
9/18/2024 214,997
USD 20,126,486 PEN 76,534,000 JPMC
**
9/18/2024 215,098
USD 4,759,691 PHP 277,594,137 CITI
**
9/18/2024 12,495
USD 4,759,715 PHP 277,594,137 JPMC
**
9/18/2024 12,520
USD 32,569,364 PLN 128,853,000 CITI 9/18/2024 591,945
USD 32,569,527 PLN 128,853,000 JPMC 9/18/2024 592,108
USD 75,657,388 SGD 101,427,153 CITI 9/18/2024 577,298
USD 75,657,768 SGD 101,427,154 JPMC 9/18/2024 577,676
USD 58,553,928 THB 2,123,714,286 CITI 9/18/2024 308,462
USD 58,554,221 THB 2,123,714,286 JPMC 9/18/2024 308,755
USD 3,992,446 TWD 128,504,388 CITI
**
9/18/2024 27,788
USD 3,992,412 TWD 128,504,388 JPMC
**
9/18/2024 27,754
ZAR 487,158,304 USD 26,135,864 CITI 9/18/2024 478,881
ZAR 487,158,304 USD 26,135,733 JPMC 9/18/2024 479,012
USD 82,859,754 CNY 596,730,249 CITI
**
9/19/2024 612,524
USD 82,860,168 CNY 596,730,249 JPMC
**
9/19/2024 612,938
USD 15,619,447 KRW 21,350,000,000 CITI
**
9/19/2024 81,494
USD 15,619,525 KRW 21,350,000,000 JPMC
**
9/19/2024 81,571
USD 5,714,046 CLP 5,201,418,017 CITI
**
9/23/2024 189,833
USD 5,714,074 CLP 5,201,418,017 JPMC
**
9/23/2024 189,862
Total unrealized appreciation 33,090,264
BRL 3,598,173 USD 683,508 CITI
**
9/18/2024 (45,565)
BRL 3,598,173 USD 683,504 JPMC
**
9/18/2024 (45,561)
CAD 2,239,491 USD 1,643,893 CITI 9/18/2024 (3,803)
CAD 2,239,492 USD 1,643,885 JPMC 9/18/2024 (3,794)
CHF 12,573,500 USD 14,228,622 CITI 9/18/2024 (98,863)
CHF 12,573,500 USD 14,228,551 JPMC 9/18/2024 (98,792)
COP 46,908,711,188 USD 11,868,427 CITI
**
9/18/2024 (707,109)
COP 46,908,711,188 USD 11,868,368 JPMC
**
9/18/2024 (707,050)
CZK 321,433,500 USD 14,147,355 CITI 9/18/2024 (381,435)
CZK 321,433,500 USD 14,147,284 JPMC 9/18/2024 (381,364)
EUR 14,119,020 USD 15,372,532 CITI 9/18/2024 (193,597)
EUR 14,119,020 USD 15,372,455 JPMC 9/18/2024 (193,521)
GBP 137,252,500 USD 174,675,837 CITI 9/18/2024 (1,072,946)
GBP 137,252,500 USD 174,674,964 JPMC 9/18/2024 (1,072,072)
HUF 7,575,415,141 USD 20,996,221 CITI 9/18/2024 (513,435)
HUF 7,575,415,141 USD 20,996,116 JPMC 9/18/2024 (513,330)
ILS 13,553,750 USD 3,625,997 CITI 9/18/2024 (24,953)
ILS 13,553,750 USD 3,625,979 JPMC 9/18/2024 (24,935)
INR 3,246,370,164 USD 38,910,476 CITI
**
9/18/2024 (72,711)
INR 4,371,370,164 USD 52,370,829 JPMC
**
9/18/2024 (74,191)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 7,095,000,000 USD 45,749,754 CITI 9/18/2024 $ (1,112,292)
JPY 7,095,000,000 USD 45,749,525 JPMC 9/18/2024 (1,112,063)
MXN 373,556,124 USD 21,600,683 CITI 9/18/2024 (1,433,477)
MXN 373,556,124 USD 21,600,575 JPMC 9/18/2024 (1,433,369)
NOK 1,100,032,877 USD 104,378,413 CITI 9/18/2024 (1,146,811)
NOK 1,100,032,877 USD 104,377,892 JPMC 9/18/2024 (1,146,288)
NZD 165,634,500 USD 102,344,460 CITI 9/18/2024 (1,457,679)
NZD 165,634,500 USD 102,343,949 JPMC 9/18/2024 (1,457,167)
PEN 19,319,114 USD 5,159,799 CITI
**
9/18/2024 (133,662)
PEN 19,319,114 USD 5,159,773 JPMC
**
9/18/2024 (133,636)
PLN 308,915,649 USD 78,199,025 CITI 9/18/2024 (1,535,502)
PLN 308,915,649 USD 78,198,634 JPMC 9/18/2024 (1,535,111)
SEK 847,984,908 USD 81,347,303 CITI 9/18/2024 (1,014,211)
SEK 847,984,908 USD 81,346,896 JPMC 9/18/2024 (1,013,805)
TWD 743,500,000 USD 23,086,061 CITI
**
9/18/2024 (147,367)
TWD 743,500,000 USD 23,085,946 JPMC
**
9/18/2024 (147,252)
USD 136,948,239 AUD 206,487,956 CITI 9/18/2024 (1,083,467)
USD 136,948,924 AUD 206,487,956 JPMC 9/18/2024 (1,082,783)
USD 22,820,276 CAD 31,316,000 CITI 9/18/2024 (113,985)
USD 22,820,390 CAD 31,316,000 JPMC 9/18/2024 (113,872)
USD 38,931,950 CHF 34,984,576 CITI 9/18/2024 (382,768)
USD 38,932,145 CHF 34,984,576 JPMC 9/18/2024 (382,574)
USD 141,672,311 EUR 131,947,000 CITI 9/18/2024 (179,951)
USD 141,673,019 EUR 131,947,000 JPMC 9/18/2024 (179,243)
USD 47,461,472 INR 3,975,000,000 CITI
**
9/18/2024 (93,214)
USD 47,461,709 INR 3,975,000,000 JPMC
**
9/18/2024 (92,977)
USD 7,908,335 MXN 147,000,000 CITI 9/18/2024 (27,766)
USD 7,908,375 MXN 147,000,000 JPMC 9/18/2024 (27,726)
USD 5,451,933 NOK 58,188,229 CITI 9/18/2024 (8,689)
USD 5,451,960 NOK 58,188,229 JPMC 9/18/2024 (8,662)
USD 40,218,860 PHP 2,363,158,959 CITI
**
9/18/2024 (194,015)
USD 40,219,061 PHP 2,363,158,959 JPMC
**
9/18/2024 (193,815)
USD 16,765,934 PLN 67,753,500 CITI 9/18/2024 (48,435)
USD 16,766,018 PLN 67,753,500 JPMC 9/18/2024 (48,351)
USD 2,500,839 SGD 3,381,501 CITI 9/18/2024 (2,272)
USD 2,500,850 SGD 3,381,499 JPMC 9/18/2024 (2,259)
USD 35,952,987 THB 1,316,285,714 CITI 9/18/2024 (147,761)
USD 35,953,167 THB 1,316,285,714 JPMC 9/18/2024 (147,581)
USD 28,268,220 ZAR 535,000,000 CITI 9/18/2024 (960,243)
USD 28,268,362 ZAR 535,000,000 JPMC 9/18/2024 (960,102)
KRW 1,376,685,315 USD 1,008,785 CITI
**
9/19/2024 (6,871)
KRW 1,376,685,315 USD 1,008,780 JPMC
**
9/19/2024 (6,866)
USD 2,443,787 CNY 17,732,000 CITI
**
9/19/2024 (212)
USD 2,443,799 CNY 17,732,000 JPMC
**
9/19/2024 (200)
USD 19,039,984 KRW 26,350,000,000 CITI
**
9/19/2024 (136,835)
USD 19,040,079 KRW 26,350,000,000 JPMC
**
9/19/2024 (136,739)
CLP 2,250,000,000 USD 2,488,671 CITI
**
9/23/2024 (99,039)
CLP 2,250,000,000 USD 2,488,659 JPMC
**
9/23/2024 (99,026)
Total unrealized depreciation (29,157,018)
Net unrealized appreciation $ 3,933,246
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-2.45% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 06/05/2026
$9,938,513 $36,761 $86,081 $122,842
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
06/25/2026
$9,271,634 $155,212 $(140,956) $14,256
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 06/05/2026
$7,656,033 $(88,074) $179,526 $91,452
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.03% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/24/2026
- 06/07/2029
$239,587,678 $(1,750,760) $164,314 $(1,586,446)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 111,200 1,714,501 94,951 (6.0)
Disco Corp. 5,700 2,171,128 66,709 (4.2)
Hitachi Ltd. 193,500 4,356,909 231,699 (14.6)
Hoya Corp. 16,600 1,941,193 (22,248) 1.4
Idemitsu Kosan Co. Ltd. 229,200 1,489,700 (41,007) 2.6
Inpex Corp. 113,300 1,663,865 11,794 (0.7)
JFE Holdings, Inc. 148,500 2,143,246 (11,938) 0.8
Kuraray Co. Ltd. 135,100 1,563,140 (1,228) 0.1
Kyushu Electric Power Co., Inc. 234,300 2,417,021 (178,788) 11.3
Makita Corp. 66,400 1,817,897 (33,907) 2.1
MS&AD Insurance Group Holdings, Inc. 91,800 2,049,528 238,520 (15.0)
Niterra Co. Ltd. 68,300 1,991,668 (88,873) 5.6
ORIX Corp. 80,800 1,790,842 49,190 (3.1)
Ryohin Keikaku Co. Ltd. 165,000 2,745,922 66,172 (4.2)
Santen Pharmaceutical Co. Ltd. 217,100 2,221,040 35,062 (2.2)
SCREEN Holdings Co. Ltd. 31,600 2,864,820 (108,789) 6.9
Sojitz Corp. 60,100 1,468,079 (12,662) 0.8
Subaru Corp. 71,700 1,524,726 (2,057) 0.1
Sumitomo Mitsui Financial Group, Inc. 39,900 2,678,285 107,811 (6.8)
Tokio Marine Holdings, Inc. 56,100 2,108,185 160,080 (10.1)
Toyo Suisan Kaisha Ltd. 37,500 2,233,584 (60,840) 3.8
Toyota Tsusho Corp. 81,300 1,588,856 19,013 (1.2)
Short Positions
Common Stocks
Japan
Advantest Corp. (73,300) (2,970,552) (534,053) 33.7
Aeon Co. Ltd. (74,600) (1,596,663) 42,413 (2.7)
Asahi Intecc Co. Ltd. (123,800) (1,738,030) 9,436 (0.6)
Astellas Pharma, Inc. (248,100) (2,447,692) (16,654) 1.0
Chugai Pharmaceutical Co. Ltd. (45,600) (1,623,741) (260,190) 16.4
Daikin Industries Ltd. (17,100) (2,380,589) 53,310 (3.4)
Eisai Co. Ltd. (59,400) (2,445,121) 91,996 (5.8)
FANUC Corp. (71,200) (1,954,634) (23,397) 1.5
Keyence Corp. (3,400) (1,488,106) 4,268 (0.3)
Kobayashi Pharmaceutical Co. Ltd. (56,700) (1,841,416) 125,410 (7.9)
Kose Corp. (24,700) (1,568,059) 45,448 (2.9)
M3, Inc. (173,500) (1,660,051) 13,050 (0.8)
Nippon Telegraph & Telephone Corp. (3,547,200) (3,354,245) (20,684) 1.3
Nissan Chemical Corp. (82,100) (2,609,525) (251,491) 15.9
Nitori Holdings Co. Ltd. (16,500) (1,746,806) 7,389 (0.5)
NTT Data Group Corp. (185,800) (2,744,830) (2,695) 0.2
Olympus Corp. (113,300) (1,828,926) 48,844 (3.1)
Omron Corp. (125,400) (4,342,369) (350,208) 22.1
Resona Holdings, Inc. (216,600) (1,440,854) (30,646) 1.9
Rohm Co. Ltd. (185,500) (2,479,705) (113,251) 7.1
Shin-Etsu Chemical Co. Ltd. (37,600) (1,461,950) (11,607) 0.7
Shiseido Co. Ltd. (68,500) (1,952,194) 207,245 (13.1)
SMC Corp. (7,800) (3,716,365) 64,616 (4.1)
SUMCO Corp. (185,200) (2,679,070) 75,505 (4.8)
Toyota Motor Corp. (174,500) (3,580,300) (31,515) 2.0

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yakult Honsha Co. Ltd. (80,400) (1,440,480) (25,272) 1.6
Yamaha Corp. (123,000) (2,890,861) (103,503) 6.5
Yaskawa Electric Corp. (57,000) (2,055,362) 66,771 (4.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.35% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/06/2029
$936,017,367 $2,263,176 $(365,635) $1,897,541
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 18,434 2,943,172 (76,501) (4.0)
Alphabet, Inc. 24,072 4,384,715 171,874 9.1
Amazon.com, Inc. 15,928 3,078,086 98,594 5.2
Applied Materials, Inc. 10,709 2,527,217 83,851 4.4
Arista Networks, Inc. 9,325 3,268,226 493,293 26.0
Booking Holdings, Inc. 803 3,181,084 138,742 7.3
Chipotle Mexican Grill, Inc. 42,550 2,665,758 2,230 0.1
Coca-Cola Consolidated, Inc. 2,707 2,937,095 192,089 10.1
Eli Lilly & Co. 6,502 5,886,781 262,551 13.8
EMCOR Group, Inc. 6,794 2,480,354 (94,776) (5.0)
Exxon Mobil Corp. 23,183 2,668,827 47,293 2.5
Fair Isaac Corp. 2,039 3,035,378 363,982 19.2
Flowserve Corp. 52,739 2,536,746 12,657 0.7
General Electric Co. 26,311 4,182,660 (101,824) (5.4)
Manhattan Associates, Inc. 13,069 3,223,861 332,606 17.5
McKesson Corp. 7,045 4,114,562 (51,006) (2.7)
Medpace Holdings, Inc. 9,223 3,798,493 56,906 3.0
Micron Technology, Inc. 19,749 2,597,586 (64,974) (3.4)
Microsoft Corp. 6,461 2,887,744 123,276 6.5
NetApp, Inc. 23,598 3,039,422 139,110 7.3
NVIDIA Corp. 48,750 6,022,575 85,313 4.5
ServiceNow, Inc. 3,315 2,607,811 256,979 13.5
Stryker Corp. 8,210 2,793,452 (65,023) (3.4)
Texas Roadhouse, Inc. 15,091 2,591,276 29,578 1.6
Walmart, Inc. 48,623 3,292,263 36,467 1.9
Westinghouse Air Brake Technologies Corp. 17,513 2,767,930 (99,649) (5.3)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Accenture plc (9,777) (2,966,440) (126,905) (6.7)
Air Products and Chemicals, Inc. (11,892) (3,068,731) 288,500 15.2
Brown-Forman Corp. (75,180) (3,247,024) (21,050) (1.1)
Carrier Global Corp. (64,601) (4,075,031) (34,885) (1.8)
Cisco Systems, Inc. (75,344) (3,579,593) (125,071) (6.6)
Deere & Co. (7,846) (2,931,501) (41,819) (2.2)
Dollar General Corp. (25,217) (3,334,444) (114,485) (6.0)
HEICO Corp. (11,233) (2,511,811) 12,356 0.7
Honeywell International, Inc. (18,031) (3,850,340) (50,487) (2.7)
Johnson & Johnson (20,872) (3,050,652) 20,246 1.1
Johnson Controls International plc (38,688) (2,571,591) 167,132 8.8
Lowe's Cos., Inc. (13,061) (2,879,428) (30,824) (1.6)
McDonald's Corp. (14,359) (3,659,248) (14,790) (0.8)
Newmont Corp. (62,268) (2,607,161) (35,493) (1.9)
RTX Corp. (37,022) (3,716,639) 248,047 13.1
Southwest Airlines Co. (92,314) (2,641,104) 100,622 5.3
Starbucks Corp. (35,907) (2,795,360) 134,651 7.1
Texas Instruments, Inc. (16,878) (3,283,277) 52,153 2.7
T-Mobile US, Inc. (16,052) (2,828,041) 72,395 3.8
Toro Co. (The) (40,411) (3,778,833) 121,233 6.4
Tractor Supply Co. (13,082) (3,532,140) 47,357 2.5
Verizon Communications, Inc. (62,611) (2,582,078) (51,967) (2.7)
Visa, Inc. (16,655) (4,371,438) 209,353 11.0
Williams Cos., Inc. (The) (76,796) (3,263,830) (79,868) (4.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.25% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 06/05/2026
$48,786,030 $71,490 $(15,847) $55,643
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 48,821 351,779 4,925 8.9
ALS Ltd. 40,817 380,149 (14,944) (26.9)
Aristocrat Leisure Ltd. 53,974 1,787,378 (12,205) (21.9)
BlueScope Steel Ltd. 114,351 1,552,274 28,891 51.9
Brambles Ltd. 72,729 701,830 (2,159) (3.9)
Cochlear Ltd. 2,865 632,420 (3,087) (5.5)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Incitec Pivot Ltd. 540,143 1,041,947 (6,612) (11.9)
JB Hi-Fi Ltd. 37,915 1,540,556 (66,314) (119.2)
Northern Star Resources Ltd. 71,164 617,993 (18,627) (33.5)
Origin Energy Ltd. 174,700 1,263,948 7,621 13.7
Pro Medicus Ltd. 12,853 1,220,681 (5,435) (9.8)
Qantas Airways Ltd. 318,811 1,240,725 (45,982) (82.6)
QBE Insurance Group Ltd. 25,412 293,346 (8,575) (15.4)
Qube Holdings Ltd. 261,767 635,752 (1,628) (2.9)
Seven Group Holdings Ltd. 19,598 489,601 117 0.2
South32 Ltd. 247,767 601,107 (17,060) (30.7)
Suncorp Group Ltd. 57,361 663,323 8,982 16.1
Whitehaven Coal Ltd. 107,309 546,034 (5,177) (9.3)
New Zealand
Xero Ltd. 14,137 1,278,501 24,960 44.9
United States
James Hardie Industries plc 24,078 753,584 (43,273) (77.8)
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. (38,327) (720,076) 16,792 30.2
APA Group (126,131) (670,446) 31,298 56.2
Atlas Arteria Ltd. (139,187) (473,127) 5,059 9.1
BHP Group Ltd. (40,028) (1,144,079) 12,681 22.8
CAR Group Ltd. (13,330) (312,084) (2,805) (5.0)
Cleanaway Waste Management Ltd. (364,793) (673,215) 13,042 23.4
Commonwealth Bank of Australia (35,247) (2,985,822) 38,691 69.5
Computershare Ltd. (17,926) (313,523) 1,582 2.8
Domino's Pizza Enterprises Ltd. (12,204) (291,194) 15,326 27.5
Endeavour Group Ltd. (171,231) (574,195) 11,796 21.2
IDP Education Ltd. (70,626) (710,742) (16,744) (30.1)
Insurance Australia Group Ltd. (183,061) (867,809) (42,278) (76.0)
Lynas Rare Earths Ltd. (132,408) (521,624) 13,652 24.5
Macquarie Group Ltd. (9,256) (1,259,477) (275) (0.5)
Mineral Resources Ltd. (19,463) (696,301) 29,751 53.5
National Australia Bank Ltd. (32,568) (785,385) 11,746 21.1
New Hope Corp. Ltd. (120,882) (391,525) (5,257) (9.4)
NEXTDC Ltd. (92,276) (1,077,316) 5,478 9.8
Ramsay Health Care Ltd. (40,761) (1,286,912) 9,314 16.7
REA Group Ltd. (11,452) (1,495,342) 21,812 39.2
Reece Ltd. (17,199) (287,226) 11,084 19.9
Santos Ltd. (92,712) (470,367) 1,534 2.8
Telstra Group Ltd. (712,338) (1,719,741) 5,237 9.4
Transurban Group (244,958) (2,020,310) 72,991 131.2
Treasury Wine Estates Ltd. (108,638) (898,910) 12,068 21.7
Wesfarmers Ltd. (16,285) (705,165) 13,470 24.2
Westpac Banking Corp. (28,512) (516,271) 6,218 11.2
WiseTech Global Ltd. (15,694) (1,043,320) (58,143) (104.5)
Woolworths Group Ltd. (66,652) (1,496,470) 14,846 26.7
United States
CSL Ltd. (13,058) (2,560,638) (2,220) (4.0)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
07/25/2025
- 06/25/2026
$52,115,278 $254,712 $83,358 $338,070
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 69,885 914,398 63,855 18.9
Atco Ltd. 20,600 586,808 2,560 0.8
AtkinsRealis Group, Inc. 11,490 497,378 6,131 1.8
Bombardier, Inc. 19,574 1,255,237 572 0.2
Brookfield Corp. 12,953 538,742 4,071 1.2
Cameco Corp. 10,499 516,566 (7,751) (2.3)
Canadian Natural Resources Ltd. 13,932 496,258 3,666 1.1
CCL Industries, Inc. 14,440 759,339 (1,478) (0.4)
Celestica, Inc. 16,967 971,598 26,541 7.9
Cenovus Energy, Inc. 46,516 914,305 17,341 5.1
Constellation Software, Inc. 187 538,819 8,875 2.6
Empire Co. Ltd. 30,685 784,368 11,439 3.4
Fairfax Financial Holdings Ltd. 1,392 1,583,576 29,436 8.7
Finning International, Inc. 32,842 962,898 3,841 1.1
Manulife Financial Corp. 22,978 611,884 4,367 1.3
MEG Energy Corp. 35,652 762,789 10,685 3.2
Onex Corp. 9,153 622,354 (8,029) (2.4)
Pembina Pipeline Corp. 17,139 635,924 7,392 2.2
Shopify, Inc. 13,671 903,472 19,387 5.7
TFI International, Inc. 6,945 1,008,410 39,902 11.8
West Fraser Timber Co. Ltd. 12,927 992,829 (7,276) (2.2)
Whitecap Resources, Inc. 174,686 1,278,175 (6,384) (1.9)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (9,583) (502,459) 7,075 2.1
Canada
Algonquin Power & Utilities Corp. (164,754) (968,256) 1,204 0.4
Alimentation Couche-Tard, Inc. (10,980) (616,158) 21,911 6.5
Bank of Nova Scotia (The) (15,122) (691,740) (332) (0.1)
Barrick Gold Corp. (43,145) (719,688) (5,046) (1.5)
BCE, Inc. (41,268) (1,336,636) 10,256 3.0
Brookfield Asset Management Ltd. (18,815) (716,264) 4,126 1.2
Canadian National Railway Co. (5,691) (672,495) (2,746) (0.8)
Canadian Pacific Kansas City Ltd. (32,196) (2,535,578) 10,590 3.1

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canadian Tire Corp. Ltd. (4,736) (469,913) (138) 0.0(a)
Element Fleet Management Corp. (36,992) (673,024) (17,576) (5.2)
Enbridge, Inc. (24,161) (859,556) (15,895) (4.7)
Fortis, Inc. (17,719) (688,658) 3,368 1.0
Franco-Nevada Corp. (11,693) (1,386,356) (9,915) (2.9)
Hydro One Ltd. (29,948) (872,357) (10,070) (3.0)
Intact Financial Corp. (4,113) (685,505) (3,277) (1.0)
Keyera Corp. (28,978) (802,585) (13,768) (4.1)
Magna International, Inc. (15,334) (642,704) (4,483) (1.3)
Northland Power, Inc. (42,260) (726,549) 3,089 0.9
Pan American Silver Corp. (24,140) (479,783) (3,176) (0.9)
RB Global, Inc. (17,734) (1,352,557) 22,167 6.6
Restaurant Brands International, Inc. (8,392) (591,344) (9,938) (2.9)
Rogers Communications, Inc. (46,052) (1,703,323) 26,930 8.0
TC Energy Corp. (42,558) (1,613,287) 51,018 15.1
Toronto-Dominion Bank (The) (24,749) (1,360,422) (9,226) (2.7)
WSP Global, Inc. (5,634) (877,315) (10,049) (3.0)
Chile
Lundin Mining Corp. (65,191) (725,748) (26,209) (7.8)
United States
GFL Environmental, Inc. (22,144) (862,419) (27,193) (8.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-27.26% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
06/25/2026
$54,889,562 $303,378 $(133,810) $169,568
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 86,036 4,770,775 14,353 8.5
Adecco Group AG (Registered) 40,878 1,356,122 (46,137) (27.2)
Alcon, Inc. 6,254 555,930 (1,497) (0.9)
DKSH Holding AG 7,267 490,964 (8,088) (4.8)
Georg Fischer AG (Registered) 3,635 243,165 (3,633) (2.1)
Givaudan SA (Registered) 211 999,426 (21,462) (12.7)
Kuehne + Nagel International AG (Registered) 1,148 330,374 1,096 0.6
Logitech International SA (Registered) 27,603 2,656,535 (9,599) (5.7)
Novartis AG (Registered) 42,609 4,536,651 (10,933) (6.4)
UBS Group AG (Registered) 37,490 1,101,088 (5,106) (3.0)
Zurich Insurance Group AG 520 277,002 (3,877) (2.3)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Holcim AG 49,696 4,392,732 63,934 37.7
Swiss Re AG 2,672 331,267 (3,161) (1.9)
Short Positions
Common Stocks
Switzerland
Avolta AG (21,136) (821,705) 31,781 18.7
Bachem Holding AG (10,462) (955,990) (35,492) (20.9)
Baloise Holding AG (Registered) (4,885) (861,241) (6,522) (3.8)
Banque Cantonale Vaudoise (Registered) (5,872) (623,034) 10,602 6.3
Barry Callebaut AG (Registered) (1,182) (1,926,911) 107,005 63.1
BKW AG (1,035) (165,203) 1,374 0.8
Chocoladefabriken Lindt & Spruengli AG (150) (1,752,122) 42,635 25.1
Cie Financiere Richemont SA (Registered) (6,339) (990,678) 27,782 16.4
Clariant AG (Registered) (74,177) (1,168,553) (15,174) (8.9)
EMS-Chemie Holding AG (Registered) (1,228) (1,004,891) 7,907 4.7
Flughafen Zurich AG (Registered) (583) (129,053) (117) (0.1)
Galenica AG (1,723) (141,108) 2,244 1.3
Geberit AG (Registered) (923) (543,695) 11,471 6.8
Helvetia Holding AG (Registered) (2,210) (298,703) (84) 0.0(a)
Lonza Group AG (Registered) (625) (340,253) (3,840) (2.3)
Partners Group Holding AG (643) (823,398) 1,062 0.6
Schindler Holding AG (2,655) (666,149) (1,254) (0.7)
SGS SA (Registered) (7,211) (642,874) 3,865 2.3
SIG Group AG (109,445) (2,011,144) 35,354 20.8
Sika AG (Registered) (6,042) (1,724,748) 4,228 2.5
Sonova Holding AG (Registered) (1,681) (517,860) (9,883) (5.8)
Straumann Holding AG (Registered) (10,444) (1,289,193) (17,476) (10.3)
Swatch Group AG (The) (6,407) (1,312,650) 50,474 29.8
Swiss Life Holding AG (Registered) (2,023) (1,484,746) (12,613) (7.4)
Swisscom AG (Registered) (5,071) (2,851,503) 1,623 1.0
Tecan Group AG (Registered) (1,160) (388,388) 495 0.3
Temenos AG (Registered) (18,607) (1,282,230) (274) (0.2)
VAT Group AG (1,467) (828,352) (11,946) (7.0)
United States
Nestle SA (Registered) (28,054) (2,863,592) 68,425 40.4
Roche Holding AG (8,798) (2,437,564) 43,836 25.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
06/25/2026
$31,296,968 $(183,712) $304,265 $120,553

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 4,903 588,625 (22,499) (18.7)
Danske Bank A/S 79,544 2,372,482 (6,791) (5.6)
Demant A/S 12,559 543,938 (12,244) (10.2)
Genmab A/S 3,373 845,252 (26,103) (21.7)
ISS A/S 78,990 1,356,272 (61,576) (51.1)
Jyske Bank A/S (Registered) 8,389 668,301 (21,356) (17.7)
Novo Nordisk A/S 40,854 5,845,589 (185,214) (153.6)
Pandora A/S 12,123 1,824,669 (23,227) (19.3)
ROCKWOOL A/S 2,086 845,621 20,076 16.7
Vestas Wind Systems A/S 37,397 867,160 (75,028) (62.2)
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (1,255) (2,176,605) (73,495) (61.0)
Coloplast A/S (19,714) (2,369,883) 34,671 28.8
DSV A/S (22,310) (3,424,543) 69,053 57.3
GN Store Nord A/S (7,021) (195,597) 6,749 5.6
Novonesis (Novozymes) (46,984) (2,870,462) 44,828 37.2
Orsted A/S (54,292) (2,884,070) 136,959 113.6
Royal Unibrew A/S (3,737) (296,384) 11,639 9.7
Svitzer Group A/S (3,386) (126,199) 1,823 1.5
Tryg A/S (54,709) (1,195,316) (1,977) (1.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-2.83% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
06/25/2026
$212,145,567 $(77,067) $383,521 $306,454
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Fortum OYJ 164,500 2,408,203 (140,996) (46.0)
UPM-Kymmene OYJ 49,450 1,736,811 (28,295) (9.2)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland (continued)
Wartsila OYJ Abp 78,422 1,520,311 (22,093) (7.2)
France
Air Liquide SA 12,081 2,085,028 (69,432) (22.7)
Engie SA 129,350 1,852,337 (42,024) (13.7)
Hermes International SCA 978 2,258,813 (54,870) (17.9)
L'Oreal SA 3,470 1,527,374 (94,745) (30.9)
Orange SA 166,705 1,672,136 (19,640) (6.4)
Renault SA 39,154 2,008,003 (20,666) (6.7)
Rexel SA 68,051 1,760,381 (35,363) (11.5)
TotalEnergies SE 21,508 1,440,042 (8,336) (2.7)
Germany
adidas AG 8,191 1,955,737 44,285 14.5
Allianz SE (Registered) 5,585 1,551,127 (5,196) (1.7)
Covestro AG 26,235 1,537,814 6,561 2.1
Heidelberg Materials AG 31,344 3,240,159 65,311 21.3
SAP SE 8,911 1,790,002 55,806 18.2
Zalando SE 73,804 1,732,520 (5,578) (1.8)
Italy
Banco BPM SpA 296,814 1,910,236 (36,418) (11.9)
Buzzi SpA 35,924 1,446,586 14,628 4.8
Enel SpA 223,451 1,550,480 (23,667) (7.7)
Intesa Sanpaolo SpA 878,935 3,266,486 (43,579) (14.2)
Prysmian SpA 39,031 2,409,656 (14,758) (4.8)
Unipol Gruppo SpA 173,819 1,723,820 (23,212) (7.6)
Netherlands
Wolters Kluwer NV 10,574 1,746,172 5,072 1.7
Spain
Banco Santander SA 322,834 1,502,074 (12,436) (4.1)
CaixaBank SA 319,359 1,695,970 (17,538) (5.7)
Industria de Diseno Textil SA 75,687 3,755,845 (39,244) (12.8)
United States
Schneider Electric SE 14,445 3,463,126 (40,027) (13.1)
Signify NV 57,683 1,432,588 (31,494) (10.3)
Short Positions
Common Stocks
Finland
Metso OYJ (153,276) (1,629,077) 12,104 3.9
Neste OYJ (79,179) (1,412,908) 16,341 5.3
France
Capgemini SE (9,847) (1,955,984) 42,416 13.8
Cie Generale des Etablissements Michelin SCA (41,219) (1,593,160) 33,527 10.9
Edenred SE (36,281) (1,538,743) 125,034 40.8
Kering SA (8,007) (2,912,506) (124,313) (40.6)
Pernod Ricard SA (18,613) (2,539,551) 127,564 41.6
Germany
Deutsche Post AG (80,835) (3,282,461) 15,866 5.2
Infineon Technologies AG (49,779) (1,826,904) (10,605) (3.5)
Merck KGaA (18,855) (3,118,152) 62,208 20.3
MTU Aero Engines AG (7,263) (1,851,726) (134,275) (43.8)
Italy
Assicurazioni Generali SpA (84,377) (2,100,479) 27,583 9.0
Eni SpA (122,242) (1,876,983) (13,276) (4.3)
FinecoBank Banca Fineco SpA (112,001) (1,664,251) 50,997 16.6
Moncler SpA (23,895) (1,465,812) 33,270 10.9
Luxembourg
Eurofins Scientific SE (35,743) (1,789,614) (28,781) (9.4)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (1,814) (2,154,444) 75,002 24.5
ASR Nederland NV (29,599) (1,409,168) 11,266 3.7
Heineken NV (21,642) (2,093,778) 74,709 24.4
United States
Ferrovial SE (53,822) (2,090,870) 21,084 6.9
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (32,430) (2,412,579) 57,483 18.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 06/25/2026
$95,382,423 $319,315 $(327,847) $(8,532)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Associated British Foods plc 48,473 1,513,514 (17,128) 200.8
Aviva plc 164,228 989,196 (7,495) 87.8
BAE Systems plc 148,922 2,480,540 (36,393) 426.6
Beazley plc 82,413 736,076 9,432 (110.5)
Centrica plc 1,722,479 2,935,959 (24,197) 283.6
easyJet plc 190,594 1,099,432 (17,519) 205.3
Harbour Energy plc 307,924 1,209,000 1,946 (22.8)
Howden Joinery Group plc 99,987 1,105,851 3,699 (43.3)
HSBC Holdings plc 146,696 1,266,281 (7,680) 90.0
IMI plc 44,947 998,773 (12,578) 147.4
Imperial Brands plc 35,752 914,852 (13,887) 162.8
InterContinental Hotels Group plc 32,033 3,365,912 (15,246) 178.7
Intermediate Capital Group plc 70,655 1,937,664 (41,556) 487.1
Man Group plc 472,984 1,445,187 (17,275) 202.5
Marks & Spencer Group plc 577,675 2,088,720 (12,177) 142.7
Pearson plc 98,289 1,227,353 12,713 (149.0)
RELX plc 113,049 5,179,780 13,755 (161.2)
Rolls-Royce Holdings plc 700,586 4,023,634 (103,312) 1,210.9
Sage Group plc (The) 132,504 1,815,347 5,527 (64.8)
Spectris plc 22,593 792,681 (4,138) 48.5
Standard Chartered plc 106,443 961,123 (18,972) 222.4
Tesco plc 353,598 1,365,869 (9,052) 106.1

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
BP plc 185,106 1,114,482 5,591 (65.5)
Experian plc 39,901 1,853,672 44 (0.5)
GSK plc 107,898 2,075,334 (100,148) 1,173.8
Shell plc 62,418 2,238,809 23,619 (276.8)
Short Positions
Common Stocks
Australia
Glencore plc (302,061) (1,718,810) 16,631 (194.9)
Burkina Faso
Endeavour Mining plc (36,176) (769,861) (11,199) 131.3
Chile
Antofagasta plc (52,411) (1,392,877) 9,694 (113.6)
Hong Kong
Prudential plc (280,165) (2,540,262) 94,663 (1,109.5)
South Africa
Anglo American plc (64,760) (2,046,449) 16,502 (193.4)
United Kingdom
Ashtead Group plc (18,185) (1,212,461) 18,298 (214.5)
BT Group plc (1,118,237) (1,982,470) (4,188) 49.1
Burberry Group plc (90,781) (1,008,130) 107,989 (1,265.7)
Diageo plc (44,748) (1,404,819) 50,340 (590.0)
Flutter Entertainment plc (5,582) (1,015,356) 28,962 (339.5)
Hargreaves Lansdown plc (73,331) (1,045,293) 6,362 (74.6)
Kingfisher plc (539,728) (1,692,412) (26,308) 308.3
Legal & General Group plc (281,241) (805,353) 9,492 (111.2)
Lloyds Banking Group plc (1,480,016) (1,020,790) 18,301 (214.5)
Persimmon plc (65,607) (1,113,305) 10,448 (122.5)
Reckitt Benckiser Group plc (16,657) (901,131) 20,705 (242.7)
Rentokil Initial plc (277,760) (1,613,120) (3,602) 42.2
Schroders plc (180,449) (825,831) 22,266 (261.0)
Severn Trent plc (45,235) (1,361,543) 43,980 (515.5)
Smith & Nephew plc (69,037) (855,528) (984) 11.5
St James's Place plc (139,849) (961,022) 12,169 (142.6)
Unilever plc (14,590) (800,807) 15,859 (185.9)
Vodafone Group plc (1,203,596) (1,064,989) 10,079 (118.1)
WPP plc (86,244) (789,709) 21,190 (248.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-10.00% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
06/25/2026
$39,173,500 $(86,528) $(106,043) $(192,571)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 12,931 313,984 15,323 (8.0)
Sweden
AAK AB 19,616 574,372 12,117 (6.3)
AddTech AB 16,327 407,156 483 (0.3)
Alfa Laval AB 17,340 759,347 (1,721) 0.9
Atlas Copco AB 80,353 1,508,729 14,098 (7.3)
Axfood AB 6,707 175,807 (4,160) 2.2
Electrolux AB 86,238 712,298 686 (0.4)
Elekta AB 68,749 428,642 (1,404) 0.7
Evolution AB 4,000 416,358 (1,418) 0.7
Getinge AB 12,527 212,783 (610) 0.3
H & M Hennes & Mauritz AB 122,341 1,937,896 (262,719) 136.4
Hexpol AB 42,602 472,251 (8,072) 4.2
Saab AB 33,700 809,638 38,280 (19.9)
SKF AB 74,034 1,487,880 22,427 (11.6)
SSAB AB 257,932 1,398,580 29,464 (15.3)
Swedbank AB 42,790 881,399 13,003 (6.8)
Trelleborg AB 73,666 2,866,800 68,618 (35.6)
Volvo AB 38,999 1,002,057 17,056 (8.9)
Short Positions
Common Stocks
Sweden
Assa Abloy AB (21,532) (609,798) (11,518) 6.0
Beijer Ref AB (82,906) (1,279,632) (13,632) 7.1
Boliden AB (18,295) (588,382) 7,987 (4.1)
Embracer Group AB (85,443) (186,845) (1,916) 1.0
Epiroc AB (89,339) (1,790,117) 11,161 (5.8)
EQT AB (38,222) (1,120,569) 11,775 (6.1)
Essity AB (61,803) (1,579,983) 35,793 (18.6)
Hexagon AB (92,592) (1,049,181) (31,446) 16.3
Holmen AB (17,055) (671,069) 12,161 (6.3)
Husqvarna AB (29,184) (233,377) 3,146 (1.6)
Lifco AB (24,768) (679,814) (8,211) 4.3
Nibe Industrier AB (477,417) (2,013,527) 90,909 (47.2)
Sandvik AB (37,575) (755,044) (3,473) 1.8
Securitas AB (133,911) (1,327,370) (15,297) 7.9
Skandinaviska Enskilda Banken AB (50,601) (748,119) (23,406) 12.2
Skanska AB (56,429) (1,018,000) 10,329 (5.4)
Svenska Cellulosa AB SCA (40,642) (598,120) (5,688) 3.0
Svenska Handelsbanken AB (283,956) (2,713,524) (53,194) 27.6
Swedish Orphan Biovitrum AB (31,374) (839,482) (8,288) 4.3
Tele2 AB (126,656) (1,278,515) (15,420) 8.0
Telefonaktiebolaget LM Ericsson (132,995) (825,529) (17,947) 9.3
Telia Co. AB (274,800) (736,763) (12,623) 6.6
Volvo Car AB (53,287) (164,763) 819 (0.4)
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 31,618,210 $ 31,618,210
CITG
Cash – 4,351,379 4,351,379
CITI
Cash (2,535,645) – (2,535,645)
Investment Companies 19,810,445 – 19,810,445
GSCO
Cash – 3,969,341 3,969,341
GSIN
Cash (14,669) – (14,669)
U.S. Treasury Bills 63,356,160 – 63,356,160
JPMC
U.S. Treasury Bills 45,529,182 – 45,529,182
JPMS
Cash – 27,655,550 27,655,550
MLIN
Cash (424,690) – (424,690)
U.S. Treasury Bills 983,422 – 983,422
MSCL
Cash – 18,487,017 18,487,017
MSCS
Cash (2,693) – (2,693)
U.S. Treasury Bills 25,348,234 – 25,348,234
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 16,097,322 $ 16,097,322
JPPC
Cash – 9,258,622 9,258,622
MSCL
Cash – 54,157,558 54,157,558

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 81.4%
INVESTMENT COMPANIES - 25.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(1)(a)(b) 27,476,793 27,476,793
Limited Purpose Cash Investment
Fund, 5.33% (1)(a) 37,913,916 37,898,750
TOTAL INVESTMENT COMPANIES
(Cost $65,373,354) 65,375,543
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 55.6%
U.S. Treasury Bills
5.18%, 7/5/2024 (c) $ 2,562,000 2,560,499
5.16%, 7/11/2024 (c) 714,000 712,958
5.11%, 7/18/2024 (c) 1,970,000 1,965,107
5.24%, 9/5/2024 (c) 15,041,000 14,897,082
5.23%, 9/12/2024 (c) 20,000,000 19,787,575
5.27%, 9/19/2024 (c) 30,212,000 29,861,961
5.24%, 9/26/2024 (c) 5,660,000 5,588,531
5.26%, 10/10/2024 (c) 6,000,000 5,912,551
5.29%, 10/17/2024 (c)(d) 16,806,000 16,543,574
5.30%, 10/24/2024 (c) 15,000,000 14,751,336
5.30%, 10/31/2024 (c)(d) 21,000,000 20,631,713
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 55.6% (continued)
5.29%, 11/7/2024 (c)(d) $ 1,852,000 1,817,690
5.30%, 11/14/2024 (c) 1,902,000 1,864,936
5.29%, 12/5/2024 (c) 3,397,000 3,320,927
5.28%, 12/12/2024 (c)(d) 456,000 445,360
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $140,683,825) 140,661,800
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,057,179) 206,037,343
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.4%
(Cost $206,057,179) 206,037,343
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.6% ‡ 47,175,501
NET ASSETS - 100.0% 253,212,844
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 65,375,543 25.8%
U.S. Treasury Obligations 140,661,800 55.6
Total Investments In Securities
At Value 206,037,343 81.4
Other Assets in Excess of
Liabilities ‡ 47,175,501 18.6
Net Assets
$ 253,212,844 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 41.V1 1.00 % Quarterly 6/20/2029 0.61 % EUR 5,505,000 $ (100,967) $ (3,963) $ (104,930)
$ (100,967) $ (3,963) $ (104,930)
Credit default swap contracts outstanding - sell protection as of June 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 3.21 % EUR 4,590,000 $ 406,752 $ (37,904) $ 368,848
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.45 USD 5,152,000 326,506 2,103 328,609

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 % Quarterly 6/20/2029 0.54 % USD 3,282,000 $ 70,523 $ (2,535) $ 67,988
803,781 (38,336) 765,445
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.75 % USD 3,000,000 $ (84,942) $ (10,143) $ (95,085)
(84,942) (10,143) (95,085)
$ 718,839 $ (48,479) $ 670,360
Forward effective interest rate swap contracts outstanding as of June 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 5,300,000 $ 52,175 $ (8,049) $ 44,126
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 5,300,000 52,175 (8,049) 44,126
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 5,800,000 12,847 6,933 19,780
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 5,800,000 12,847 6,933 19,780
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 35,700,000 119,249 28,995 148,244
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 35,700,000 119,169 29,055 148,224
Pay 1D SARON Annual 1.00% Annual 12/19/2029 CHF 1,400,000 7,753 3,878 11,631
Pay 1D SARON Annual 1.00% Annual 12/19/2029 CHF 1,400,000 7,919 3,740 11,659
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 100,000 467 – 467
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 1,900,000 8,864 – 8,864
Pay 1D SARON Annual 1.00% Annual 12/20/2034 CHF 1,100,000 1,100 1,498 2,598
Pay 1D SARON Annual 1.00% Annual 12/20/2034 CHF 1,400,000 2,320 1,206 3,526
Pay 1D SOFR Annual 4.00% Annual 12/19/2029 USD 39,800,000 252,655 (90,896) 161,759
Pay 1D SOFR Annual 4.00% Annual 12/19/2029 USD 42,400,000 78,139 94,188 172,327
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 17,100,000 155,617 (44,036) 111,581
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 17,000,000 154,980 (44,051) 110,929
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 600,000 10,326 510 10,836
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 2,200,000 40,290 (4,164) 36,126
Pay 1D SONIA Annual 4.00% Annual 12/16/2054 GBP 500,000 16,724 (5,869) 10,855
Pay 1D SONIA Annual 4.00% Annual 12/16/2054 GBP 500,000 14,895 (4,040) 10,855
Pay 1D SORA Semi 3.00% Semi 12/16/2026 SGD 700,000 103 – 103
Pay 1D SORA Semi 3.00% Semi 12/16/2026 SGD 700,000 193 (41) 152
Pay 1D SORA Semi 3.00% Semi 12/19/2029 SGD 1,400,000 7,654 (2,338) 5,316
Pay 1D SORA Semi 3.00% Semi 12/19/2029 SGD 1,400,000 7,532 (2,215) 5,317
Pay 1D TONAR Annual 1.00% Annual 9/19/2029 JPY 3,435,800,000 366,932 (85,436) 281,496
Pay 1D TONAR Annual 1.00% Annual 9/19/2029 JPY 7,620,600,000 814,467 (190,106) 624,361
Pay 1D TONAR Annual 1.00% Annual 12/19/2029 JPY 2,300,000,000 175,674 (18,230) 157,444
Pay 1D TONAR Annual 1.00% Annual 12/19/2029 JPY 2,300,000,000 175,674 (18,230) 157,444
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 3,500,000 (3,246) 6,189 2,943
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 3,400,000 (20,586) 23,445 2,859
Pay 3M BBR Qtrly 4.50% Semi 12/13/2034 NZD 100,000 299 (88) 211
Pay 3M BBR Qtrly 4.50% Semi 12/13/2034 NZD 100,000 (461) 672 211
Pay 3M HIBOR Qtrly 4.00% Qtrly 12/19/2029 HKD 1,200,000 2,535 (295) 2,240
Pay 3M HIBOR Qtrly 4.00% Qtrly 12/19/2029 HKD 1,200,000 2,535 (295) 2,240
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 18,100,000 1,483 2,099 3,582
Pay 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 18,100,000 1,483 2,099 3,582
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2026 ZAR 42,000,000 12,544 (2,576) 9,968
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/17/2026 ZAR 42,000,000 12,544 (2,576) 9,968
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/19/2029 ZAR 6,600,000 1,784 1,881 3,665

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 8.50% Qtrly 9/19/2029 ZAR 6,600,000 $ 1,784 $ 1,881 $ 3,665
Pay 3M JIBAR Qtrly 8.50% Qtrly 12/19/2029 ZAR 20,500,000 9,777 (1,709) 8,068
Pay 3M JIBAR Qtrly 8.50% Qtrly 12/19/2029 ZAR 20,500,000 9,777 (1,709) 8,068
Pay 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 29,000,000 17,000 1,828 18,828
Pay 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 29,000,000 17,000 1,828 18,828
Pay 6M BBR Semi 4.50% Semi 12/13/2029 AUD 300,000 2,662 (1,402) 1,260
Pay 6M BBR Semi 4.50% Semi 12/13/2029 AUD 2,700,000 14,217 (2,933) 11,284
Pay 6M BUBOR Semi 6.50% Annual 9/19/2029 HUF 10,600,000 3 297 300
Pay 6M BUBOR Semi 6.50% Annual 9/19/2029 HUF 10,600,000 3 297 300
Pay 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 35,000,000 15,713 10,859 26,572
Pay 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 35,100,000 15,608 11,039 26,647
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2034 EUR 4,000,000 109,905 (40,633) 69,272
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2034 EUR 4,100,000 112,561 (41,556) 71,005
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 6,100,000 116,953 431 117,384
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 6,200,000 117,965 1,337 119,302
Pay 6M NIBOR Semi 4.00% Annual 12/19/2029 NOK 8,200,000 3,348 2,580 5,928
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 4,400,000 10,321 (2,349) 7,972
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 4,400,000 10,321 (2,349) 7,972
Pay 6M NIBOR Semi 4.00% Annual 12/20/2034 NOK 1,800,000 3,911 (58) 3,853
Pay 6M NIBOR Semi 4.00% Annual 12/20/2034 NOK 1,900,000 4,129 (66) 4,063
Pay 6M WIBOR Semi 5.00% Annual 9/19/2029 PLN 200,000 155 (32) 123
Pay 6M WIBOR Semi 5.00% Annual 9/19/2029 PLN 200,000 155 (32) 123
Pay 6M WIBOR Semi 5.00% Annual 12/19/2029 PLN 2,000,000 1,530 839 2,369
Pay 6M WIBOR Semi 5.00% Annual 12/19/2029 PLN 2,100,000 2,100 388 2,488
Receive 1D CORRA Semi 3.00% Semi 12/19/2029 CAD 24,400,000 198,348 18,553 216,901
Receive 1D CORRA Semi 3.00% Semi 12/19/2029 CAD 24,400,000 198,042 19,014 217,056
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 7,319,900,000 38,621 15,363 53,984
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 7,320,000,000 71,116 (17,132) 53,984
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 1,906,900,000 61,107 53,244 114,351
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 1,906,900,000 (57,192) 171,535 114,343
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 1,509,500,000 86,806 38,407 125,213
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 1,509,500,000 105,783 19,430 125,213
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 9,200,000 16,589 15,069 31,658
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 20,300,000 (46,448) 116,030 69,582
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 10,200,000 16,701 12,551 29,252
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 29,400,000 47,812 36,403 84,215
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 14,900,000 (1,140) 4,707 3,567
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 5,000,000 4,465 (3,268) 1,197
Receive 6M BBR Semi 4.50% Semi 9/08/2044 AUD 700,000 1,120 8,050 9,170
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 300,000 4,435 (683) 3,752
Receive 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,200,000 (6,772) 13,977 7,205
Receive 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,200,000 (6,943) 14,148 7,205
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 3,200,000 (39,875) 43,578 3,703
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 3,200,000 (22,123) 25,065 2,942
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 92,500,000 27,763 22,627 50,390
Receive 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 19,500,000 3,901 1,212 5,113
Receive 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 164,000,000 5,591 37,384 42,975
3,984,259 285,781 4,270,040
Pay 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 44,700,000 (70,442) (2,646) (73,088)
Pay 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 44,800,000 (69,409) (3,848) (73,257)
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 19,400,000 (53,731) 52,863 (868)
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 19,400,000 (85,590) 77,906 (7,684)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 500,000 (4,791) (14,104) (18,895)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 3,100,000 (29,707) (92,888) (122,595)
Pay 1D SOFR Annual 3.50% Annual 12/16/2054 USD 700,000 (3,156) (19,855) (23,011)
Pay 1D SOFR Annual 3.50% Annual 12/16/2054 USD 700,000 (3,156) (19,855) (23,011)
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 220,000,000 (13,808) (11,545) (25,353)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 512,200,000 $ 46,666 $ (105,689) $ (59,023)
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 370,900,000 (32,103) (19,930) (52,033)
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 370,800,000 (45,742) (6,277) (52,019)
Pay 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 2,100,000 (5,827) (1,556) (7,383)
Pay 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 2,200,000 (6,129) (1,605) (7,734)
Pay 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 3,200,000 (1,186) (2,921) (4,107)
Pay 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 3,100,000 (1,137) (2,842) (3,979)
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2034 SEK 500,000 (166) (58) (224)
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2034 SEK 500,000 (166) (58) (224)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 1,800,000 5,995 (10,315) (4,320)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 1,700,000 3,263 (7,342) (4,079)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 4,000,000 236 (10,083) (9,847)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 4,000,000 (1,938) (8,014) (9,952)
Pay 6M BUBOR Semi 6.00% Annual 9/16/2026 HUF 88,400,000 (1,509) 490 (1,019)
Pay 6M BUBOR Semi 6.00% Annual 9/16/2026 HUF 88,500,000 (1,511) 491 (1,020)
Pay 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 25,900,000 (45,922) (263) (46,185)
Pay 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 26,000,000 (46,100) (226) (46,326)
Pay 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 6,000,000 (2,127) (1,142) (3,269)
Pay 6M WIBOR Semi 5.00% Annual 12/16/2026 PLN 3,000,000 4 (853) (849)
Pay 6M WIBOR Semi 5.00% Annual 12/16/2026 PLN 3,000,000 (21) (829) (850)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2026 INR 405,000,000 (91) (2,702) (2,793)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2026 INR 405,000,000 (91) (2,702) (2,793)
Receive 1D SARON Annual 1.00% Annual 9/19/2029 CHF 900,000 11,824 (19,054) (7,230)
Receive 1D SARON Annual 1.00% Annual 9/19/2029 CHF 6,400,000 9,790 (61,199) (51,409)
Receive 1D SARON Annual 1.50% Annual 12/20/2034 CHF 500,000 (17,008) (10,854) (27,862)
Receive 1D SARON Annual 1.50% Annual 12/20/2034 CHF 1,200,000 (32,941) (33,955) (66,896)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 72,600,000 45,075 (176,197) (131,122)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 96,200,000 227,483 (394,078) (166,595)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 84,400,000 (460,295) 18,614 (441,681)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 84,400,000 (352,575) (89,108) (441,683)
Receive 1D SOFR Annual 4.00% Annual 9/20/2034 USD 1,700,000 (6,787) 5,280 (1,507)
Receive 1D SOFR Annual 4.00% Annual 9/20/2034 USD 1,600,000 (31,461) 31,419 (42)
Receive 1D SOFR Annual 4.00% Annual 12/20/2034 USD 7,900,000 (85,993) 5,548 (80,445)
Receive 1D SOFR Annual 4.00% Annual 12/20/2034 USD 7,900,000 (124,528) 44,083 (80,445)
Receive 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 5,800,000 (24,843) 8,319 (16,524)
Receive 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 5,800,000 (14,135) (2,390) (16,525)
Receive 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 1,000,000 (14,244) 9,600 (4,644)
Receive 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 1,000,000 (14,244) 9,657 (4,587)
Receive 1D SONIA Annual 4.00% Annual 12/19/2029 GBP 6,100,000 (97,448) 39,863 (57,585)
Receive 1D SONIA Annual 4.00% Annual 12/19/2029 GBP 6,000,000 (95,073) 38,431 (56,642)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 2,400,000 (48,835) 9,694 (39,141)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 2,400,000 (41,127) 1,996 (39,131)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 1,800,000 (55,719) 20,938 (34,781)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 1,900,000 (58,487) 21,774 (36,713)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 12,775,300,000 15,798 (25,608) (9,810)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 12,775,200,000 (175,234) 165,426 (9,808)
Receive 1M TIIE Monthly 10.00% Monthly 12/16/2026 MXN 60,900,000 (10,368) – (10,368)
Receive 1M TIIE Monthly 10.00% Monthly 12/16/2026 MXN 60,900,000 (10,368) – (10,368)
Receive 1M TIIE Monthly 9.50% Monthly 12/13/2029 MXN 28,200,000 2,730 (13,296) (10,566)
Receive 1M TIIE Monthly 9.50% Monthly 12/13/2029 MXN 28,200,000 2,730 (13,296) (10,566)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 6,800,000 (25,836) 7,403 (18,433)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 6,900,000 (27,716) 9,012 (18,704)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/16/2026 KRW 4,541,900,000 (5,013) (17,765) (22,778)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 12/16/2026 KRW 3,900,000,000 (9,237) (9,974) (19,211)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2029 KRW 94,700,000 (960) (389) (1,349)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2029 KRW 94,800,000 (516) (833) (1,349)
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/16/2026 HKD 800,000 85 (169) (84)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M HIBOR Qtrly 4.00% Qtrly 12/16/2026 HKD 800,000 $ 85 $ (169) $ (84)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 5,000,000 713 (2,716) (2,003)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 117,000,000 (35,720) (10,914) (46,634)
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2029 SEK 4,000,000 (672) 88 (584)
Receive 3M STIBOR Qtrly 2.50% Annual 12/19/2029 SEK 4,000,000 (672) 88 (584)
Receive 3M TELBOR Qtrly 4.50% Annual 9/16/2026 ILS 9,300,000 (10,669) 816 (9,853)
Receive 3M TELBOR Qtrly 4.50% Annual 9/16/2026 ILS 3,400,000 (1,362) (2,240) (3,602)
Receive 3M TELBOR Qtrly 4.50% Annual 9/20/2029 ILS 1,600,000 389 (3,049) (2,660)
Receive 3M TELBOR Qtrly 4.50% Annual 9/20/2029 ILS 1,500,000 692 (3,185) (2,493)
Receive 3M TELBOR Qtrly 4.50% Annual 12/19/2029 ILS 1,000,000 (105) (1,436) (1,541)
Receive 3M TELBOR Qtrly 4.50% Annual 12/19/2029 ILS 900,000 (190) (1,198) (1,388)
Receive 6M EURIBOR Semi 3.00% Annual 9/19/2029 EUR 13,400,000 (164,732) 48,812 (115,920)
Receive 6M EURIBOR Semi 3.00% Annual 9/19/2029 EUR 13,500,000 (166,430) 49,645 (116,785)
Receive 6M EURIBOR Semi 3.00% Annual 12/19/2029 EUR 11,600,000 (163,660) 35,369 (128,291)
Receive 6M EURIBOR Semi 3.00% Annual 12/19/2029 EUR 11,600,000 (163,463) 35,267 (128,196)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 4,600,000 (3,113) 1,113 (2,000)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 4,500,000 (3,045) 1,083 (1,962)
Receive 6M PRIBOR Semi 4.00% Annual 9/16/2026 CZK 40,600,000 (1,771) (1,828) (3,599)
Receive 6M PRIBOR Semi 4.00% Annual 12/16/2026 CZK 6,000,000 (158) (922) (1,080)
Receive 6M PRIBOR Semi 4.00% Annual 12/16/2026 CZK 6,000,000 (158) (922) (1,080)
Receive 6M PRIBOR Semi 4.00% Annual 9/19/2029 CZK 8,900,000 (65) (3,723) (3,788)
Receive 6M PRIBOR Semi 4.00% Annual 12/19/2029 CZK 5,000,000 (1,525) (986) (2,511)
Receive 6M PRIBOR Semi 4.00% Annual 12/19/2029 CZK 5,000,000 (1,525) (986) (2,511)
(2,712,024) (501,499) (3,213,523)
$ 1,272,235 $ (215,718) $ 1,056,517
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.86%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.33%
1 Day Singapore Overnight Rate Average (“SORA”): 3.43%
1 Day Sterling Overnight Index Average (“SONIA”): 5.20%
1 Day Swiss Average Rate Overnight (“SARON”): 1.22%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.24%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.45%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.75%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.60%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.71%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.74%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.81%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.68%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.85%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 4.56%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 09/12/2024 KRW 3,380,562,500 $ 98,778
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 09/12/2024 KRW 25,982,037,500 498,648
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/17/2024 TWD 22,980,000 17,257
Total unrealized appreciation 614,683
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/19/2024 EUR 4,445,856 (11,073)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2024 HKD 21,614,250 (44,120)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2024 HKD 43,855,000 (109,355)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 08/14/2024 BRL (65,756,250) (352,185)
iBovespa Index
August Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 08/14/2024 BRL (23,421,750) (47,090)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 18,274,960 (82,103)
Total unrealized depreciation (645,926)
Net unrealized depreciation $ (31,243)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 129 7/2024 USD $ 10,965,000 $ 311,027
CAC 40 10 Euro Index 6 7/2024 EUR 481,446 (9,259)
CBOE Volatility Index 115 7/2024 USD 1,612,622 (31,131)
EURO STOXX 50 Volatility Index 51 7/2024 EUR 88,482 (1,379)
Hang Seng Index 12 7/2024 HKD 1,354,582 (23,187)
HSCEI 77 7/2024 HKD 3,088,756 (54,484)
IBEX 35 Index 39 7/2024 EUR 4,542,584 (59,421)
LME Aluminum Base Metal 8 7/2024 USD 498,104 3,684
LME Aluminum Base Metal 8 7/2024 USD 498,434 7,810
LME Aluminum Base Metal 8 7/2024 USD 499,768 (14,070)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 19 7/2024 USD $ 1,182,997 $ (79,719)
LME Aluminum Base Metal 21 7/2024 USD 1,308,605 (91,856)
LME Aluminum Base Metal 22 7/2024 USD 1,371,810 (58,528)
LME Aluminum Base Metal 23 7/2024 USD 1,434,700 (56,047)
LME Aluminum Base Metal 60 7/2024 USD 3,738,480 49,821
LME Copper Base Metal 1 7/2024 USD 237,793 (13,683)
LME Copper Base Metal 1 7/2024 USD 237,193 350
LME Copper Base Metal 1 7/2024 USD 237,744 (13,147)
LME Copper Base Metal 2 7/2024 USD 472,799 22,038
LME Copper Base Metal 3 7/2024 USD 711,747 (25,437)
LME Copper Base Metal 3 7/2024 USD 710,496 2,159
LME Copper Base Metal 3 7/2024 USD 712,640 (32,128)
LME Copper Base Metal 8 7/2024 USD 1,899,184 (77,772)
LME Copper Base Metal 11 7/2024 USD 2,604,465 18,504
LME Lead Base Metal 1 7/2024 USD 54,616 399
LME Lead Base Metal 1 7/2024 USD 54,841 (399)
LME Lead Base Metal 1 7/2024 USD 54,571 735
LME Lead Base Metal 1 7/2024 USD 54,706 241
LME Lead Base Metal 1 7/2024 USD 54,482 1,353
LME Lead Base Metal 1 7/2024 USD 54,684 343
LME Nickel Base Metal 1 7/2024 USD 102,664 (13,104)
LME Nickel Base Metal 1 7/2024 USD 102,556 (3,970)
LME Nickel Base Metal 1 7/2024 USD 102,559 (5,886)
LME Nickel Base Metal 22 7/2024 USD 2,252,744 (102,597)
LME Zinc Base Metal 1 7/2024 USD 72,393 915
LME Zinc Base Metal 1 7/2024 USD 72,280 1,104
LME Zinc Base Metal 3 7/2024 USD 216,458 10,040
LME Zinc Base Metal 3 7/2024 USD 217,454 172
LME Zinc Base Metal 5 7/2024 USD 360,414 29,837
LME Zinc Base Metal 7 7/2024 USD 507,260 (326)
LME Zinc Base Metal 11 7/2024 USD 793,128 52,281
LME Zinc Base Metal 16 7/2024 USD 1,155,880 63,520
MSCI Singapore Index 137 7/2024 SGD 3,196,162 21,902
Natural Gas 25 7/2024 GBP 796,968 (13,708)
Natural Gas 35 7/2024 EUR 961,562 (18,879)
Natural Gas 40 7/2024 USD 1,040,400 (186,894)
OMXS30 Index 152 7/2024 SEK 3,697,104 9,390
SGX FTSE China A50 Index 883 7/2024 USD 10,509,466 (66,904)
SGX FTSE Taiwan Index 83 7/2024 USD 6,403,450 34,086
100 oz Gold 98 8/2024 USD 22,928,080 (334,640)
Crude Oil 1 8/2024 USD 84,379 206
EURO STOXX 50 Volatility Index 51 8/2024 EUR 90,667 1,488
Italian Base Electricity 4 8/2024 EUR 326,810 (7,728)
Live Cattle 95 8/2024 USD 7,046,150 98,986
LME Aluminum Base Metal 7 8/2024 USD 440,143 (33,710)
LME Aluminum Base Metal 13 8/2024 USD 813,725 (14,576)
LME Aluminum Base Metal 13 8/2024 USD 813,495 (18,840)
LME Aluminum Base Metal 18 8/2024 USD 1,128,168 (36,411)
LME Aluminum Base Metal 23 8/2024 USD 1,441,795 (50,317)
LME Aluminum Base Metal 27 8/2024 USD 1,697,213 (163,521)
LME Aluminum Base Metal 31 8/2024 USD 1,944,227 (68,153)
LME Copper Base Metal 2 8/2024 USD 477,377 (38,226)
LME Copper Base Metal 3 8/2024 USD 714,854 (26,128)
LME Copper Base Metal 3 8/2024 USD 714,559 (34,682)
LME Copper Base Metal 5 8/2024 USD 1,192,778 (92,318)
LME Copper Base Metal 8 8/2024 USD 1,912,608 (116,913)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 17 8/2024 USD $ 4,055,996 $ (424,570)
LME Lead Base Metal 1 8/2024 USD 55,123 (330)
LME Lead Base Metal 1 8/2024 USD 55,247 (1,847)
LME Lead Base Metal 1 8/2024 USD 55,544 (1,709)
LME Lead Base Metal 2 8/2024 USD 110,424 (2,282)
LME Nickel Base Metal 2 8/2024 USD 206,564 (34,582)
LME Nickel Base Metal 4 8/2024 USD 411,366 (47,070)
LME Nickel Base Metal 5 8/2024 USD 516,305 (99,432)
LME Nickel Base Metal 6 8/2024 USD 618,216 (73,883)
LME Nickel Base Metal 9 8/2024 USD 926,011 (86,696)
LME Nickel Base Metal 11 8/2024 USD 1,134,490 (191,814)
LME Zinc Base Metal 3 8/2024 USD 218,999 (8,260)
LME Zinc Base Metal 5 8/2024 USD 363,376 1,163
LME Zinc Base Metal 9 8/2024 USD 655,355 (16,923)
LME Zinc Base Metal 9 8/2024 USD 655,196 (21,159)
LME Zinc Base Metal 12 8/2024 USD 871,614 (9,203)
LME Zinc Base Metal 18 8/2024 USD 1,311,773 (59,031)
Low Sulphur Gasoil 70 8/2024 USD 5,488,000 150,022
Mont Belvieu Propane 10 8/2024 USD 355,950 17,614
Phelix De Base Electricity 2 8/2024 EUR 122,259 (1,100)
Australia 10 Year Bond 149 9/2024 AUD 11,219,571 (117,612)
Australia 3 Year Bond 36 9/2024 AUD 2,528,447 (13,214)
Cocoa 18 9/2024 USD 1,391,580 (181,410)
Cocoa 82 9/2024 GBP 6,596,681 (822,974)
Coffee 'C' 37 9/2024 USD 3,146,850 (7,146)
Crude Oil 1 9/2024 USD 83,651 (865)
Euro STOXX 50 Index 31 9/2024 EUR 1,635,405 (13,232)
EURO STOXX 50 Volatility Index 23 9/2024 EUR 41,505 651
Euro-BTP 55 9/2024 EUR 6,788,484 (53,320)
FTSE 100 Index 130 9/2024 GBP 13,495,026 (6,794)
FTSE/MIB Index 63 9/2024 EUR 11,255,995 (4,491)
KOSPI 200 Index 63 9/2024 KRW 4,420,641 114,102
LME Aluminum Base Metal 2 9/2024 USD 126,106 (421)
LME Aluminum Base Metal 4 9/2024 USD 251,943 (11,319)
LME Aluminum Base Metal 5 9/2024 USD 315,500 2,857
LME Aluminum Base Metal 12 9/2024 USD 755,529 (41,026)
LME Aluminum Base Metal 12 9/2024 USD 756,735 (13,637)
LME Aluminum Base Metal 33 9/2024 USD 2,082,143 22,121
LME Aluminum Base Metal 148 9/2024 USD 9,337,172 (408,747)
LME Copper Base Metal 1 9/2024 USD 239,608 (7,044)
LME Copper Base Metal 2 9/2024 USD 479,128 (12,377)
LME Copper Base Metal 4 9/2024 USD 958,079 (12,432)
LME Copper Base Metal 6 9/2024 USD 1,435,619 (62,897)
LME Copper Base Metal 6 9/2024 USD 1,438,823 (106,126)
LME Copper Base Metal 9 9/2024 USD 2,152,762 (96,363)
LME Copper Base Metal 10 9/2024 USD 2,397,850 (13,926)
LME Copper Base Metal 16 9/2024 USD 3,838,940 17,929
LME Lead Base Metal 1 9/2024 USD 55,723 1,862
LME Lead Base Metal 1 9/2024 USD 55,697 (81)
LME Lead Base Metal 1 9/2024 USD 55,678 1,175
LME Lead Base Metal 2 9/2024 USD 111,160 1,155
LME Lead Base Metal 2 9/2024 USD 111,200 1,195
LME Lead Base Metal 7 9/2024 USD 390,084 (1,375)
LME Nickel Base Metal 3 9/2024 USD 310,631 (8,878)
LME Nickel Base Metal 4 9/2024 USD 414,030 (13,302)
LME Nickel Base Metal 6 9/2024 USD 620,123 (71,636)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 7 9/2024 USD $ 723,813 $ (46,824)
LME Nickel Base Metal 7 9/2024 USD 725,393 (6,499)
LME Nickel Base Metal 9 9/2024 USD 931,730 (28,417)
LME Nickel Base Metal 11 9/2024 USD 1,141,008 3,465
LME Zinc Base Metal 1 9/2024 USD 73,268 3,015
LME Zinc Base Metal 8 9/2024 USD 584,702 478
LME Zinc Base Metal 9 9/2024 USD 660,769 2,754
LME Zinc Base Metal 11 9/2024 USD 805,742 40,659
LME Zinc Base Metal 12 9/2024 USD 877,566 9,030
LME Zinc Base Metal 12 9/2024 USD 880,641 10,992
LME Zinc Base Metal 13 9/2024 USD 953,947 40,008
Long Gilt 22 9/2024 GBP 2,714,276 (12,727)
MSCI EAFE E-Mini Index 73 9/2024 USD 8,552,680 39,233
MSCI Emerging Markets E-Mini Index 218 9/2024 USD 11,861,380 19,238
Robusta Coffee 26 9/2024 USD 1,042,860 (23,871)
Silver 6 9/2024 USD 886,800 10,556
Aluminum 6 10/2024 USD 376,200 2,982
Platinum 75 10/2024 USD 3,802,875 110,283
Crude Oil 45 11/2024 JPY 1,150,802 82,198
90-Day Australian Bank Bill 164 12/2024 AUD 108,193,228 (59,820)
90-Day New Zealand Bill 24 12/2024 NZD 14,429,824 (383)
UK Allowances Carbon Dioxide Emissions 10 12/2024 GBP 584,773 21,670
3 Month CORRA 308 3/2025 CAD 53,895,216 (73,256)
3 Month Euro Euribor 53 3/2025 EUR 13,751,614 (3,615)
3 Month SARON 133 3/2025 CHF 36,660,304 45,141
3 Month SONIA 184 3/2025 GBP 55,401,079 30,110
90-Day Australian Bank Bill 130 3/2025 AUD 85,775,474 (50,499)
90-Day New Zealand Bill 21 3/2025 NZD 12,634,707 (864)
3 Month CORRA 170 6/2025 CAD 29,818,811 (51,538)
3 Month Euro Euribor 87 6/2025 EUR 22,610,673 (12,359)
3 Month SARON 59 6/2025 CHF 16,272,692 22,734
3 Month SONIA 35 6/2025 GBP 10,562,583 (1,268)
90-Day Australian Bank Bill 123 6/2025 AUD 81,174,613 (37,423)
3 Month Euro Euribor 23 9/2025 EUR 5,984,924 (2,364)
3 Month SARON 110 9/2025 CHF 30,351,160 50,658
3 Month SONIA 34 9/2025 GBP 10,282,284 424
90-Day Australian Bank Bill 4 9/2025 AUD 2,640,469 (1,489)
3 Month Euro Euribor 33 12/2025 EUR 8,595,016 (6,244)
3 Month SARON 36 12/2025 CHF 9,935,611 13,228
3 Month SONIA 8 12/2025 GBP 2,423,406 (2,562)
3 Month Euro Euribor 33 3/2026 EUR 8,599,434 (5,413)
3 Month SONIA 12 3/2026 GBP 3,640,229 (4,959)
3 Month Euro Euribor 42 6/2026 EUR 10,948,670 (6,107)
3 Month SONIA 15 6/2026 GBP 4,555,026 (6,979)
3 Month SONIA 15 9/2026 GBP 4,559,293 (7,038)
Total of long contracts (4,092,039)
Short Contracts
IFSC NIFTY 50 Index (2) 7/2024 USD (96,558) (1,662)
LME Aluminum Base Metal (8) 7/2024 USD (499,768) 13,280
LME Aluminum Base Metal (8) 7/2024 USD (498,104) (5,434)
LME Aluminum Base Metal (8) 7/2024 USD (498,434) (7,467)
LME Aluminum Base Metal (19) 7/2024 USD (1,182,997) 77,344
LME Aluminum Base Metal (21) 7/2024 USD (1,308,605) 91,949
LME Aluminum Base Metal (22) 7/2024 USD (1,371,810) 58,802
LME Aluminum Base Metal (23) 7/2024 USD (1,434,700) 60,231
LME Aluminum Base Metal (60) 7/2024 USD (3,738,480) (41,759)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 7/2024 USD $ (237,793) $ 14,636
LME Copper Base Metal (1) 7/2024 USD (237,744) 12,985
LME Copper Base Metal (1) 7/2024 USD (237,193) (258)
LME Copper Base Metal (2) 7/2024 USD (472,799) (22,205)
LME Copper Base Metal (3) 7/2024 USD (712,640) 29,859
LME Copper Base Metal (3) 7/2024 USD (710,496) (3,114)
LME Copper Base Metal (3) 7/2024 USD (711,747) 25,708
LME Copper Base Metal (8) 7/2024 USD (1,899,184) 82,026
LME Copper Base Metal (11) 7/2024 USD (2,604,465) (14,543)
LME Lead Base Metal (1) 7/2024 USD (54,841) 306
LME Lead Base Metal (1) 7/2024 USD (54,571) (1,136)
LME Lead Base Metal (1) 7/2024 USD (54,482) (1,047)
LME Lead Base Metal (1) 7/2024 USD (54,684) (349)
LME Lead Base Metal (1) 7/2024 USD (54,706) (334)
LME Lead Base Metal (1) 7/2024 USD (54,616) (544)
LME Nickel Base Metal (1) 7/2024 USD (102,556) 4,151
LME Nickel Base Metal (1) 7/2024 USD (102,664) 13,133
LME Nickel Base Metal (1) 7/2024 USD (102,559) 5,078
LME Nickel Base Metal (22) 7/2024 USD (2,252,744) 108,011
LME Zinc Base Metal (1) 7/2024 USD (72,280) (1,057)
LME Zinc Base Metal (1) 7/2024 USD (72,393) (1,245)
LME Zinc Base Metal (3) 7/2024 USD (216,458) (11,229)
LME Zinc Base Metal (3) 7/2024 USD (217,454) 1,988
LME Zinc Base Metal (5) 7/2024 USD (360,414) (29,801)
LME Zinc Base Metal (7) 7/2024 USD (507,260) (3,667)
LME Zinc Base Metal (11) 7/2024 USD (793,128) (45,710)
LME Zinc Base Metal (16) 7/2024 USD (1,155,880) (69,024)
NY Harbor ULSD (244) 7/2024 USD (25,959,209) (868,016)
Rapeseed (19) 7/2024 EUR (485,555) (14,823)
RBOB Gasoline (218) 7/2024 USD (22,903,734) (794,025)
WTI Crude Oil (79) 7/2024 USD (6,441,660) (185,582)
CBOE Volatility Index (58) 8/2024 USD (866,532) 3,159
Feeder Cattle (4) 8/2024 USD (518,600) 738
French Base Electricity (2) 8/2024 EUR (82,563) (17,168)
Lean Hogs (142) 8/2024 USD (5,083,600) 41,486
LME Aluminum Base Metal (7) 8/2024 USD (440,143) 33,537
LME Aluminum Base Metal (13) 8/2024 USD (813,725) 14,928
LME Aluminum Base Metal (13) 8/2024 USD (813,495) 19,575
LME Aluminum Base Metal (18) 8/2024 USD (1,128,168) 32,137
LME Aluminum Base Metal (23) 8/2024 USD (1,441,795) 55,840
LME Aluminum Base Metal (27) 8/2024 USD (1,697,213) 160,607
LME Aluminum Base Metal (31) 8/2024 USD (1,944,227) 76,556
LME Copper Base Metal (2) 8/2024 USD (477,377) 38,368
LME Copper Base Metal (3) 8/2024 USD (714,559) 33,183
LME Copper Base Metal (3) 8/2024 USD (714,854) 25,715
LME Copper Base Metal (5) 8/2024 USD (1,192,778) 94,434
LME Copper Base Metal (8) 8/2024 USD (1,912,608) 111,678
LME Copper Base Metal (17) 8/2024 USD (4,055,996) 412,690
LME Lead Base Metal (1) 8/2024 USD (55,123) 348
LME Lead Base Metal (1) 8/2024 USD (55,247) 1,983
LME Lead Base Metal (1) 8/2024 USD (55,544) 1,733
LME Lead Base Metal (2) 8/2024 USD (110,424) 2,162
LME Nickel Base Metal (2) 8/2024 USD (206,564) 34,393
LME Nickel Base Metal (4) 8/2024 USD (411,366) 48,079
LME Nickel Base Metal (5) 8/2024 USD (516,305) 101,231
LME Nickel Base Metal (6) 8/2024 USD (618,216) 75,144

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (9) 8/2024 USD $ (926,011) $ 91,049
LME Nickel Base Metal (11) 8/2024 USD (1,134,490) 196,045
LME Zinc Base Metal (3) 8/2024 USD (218,999) 8,910
LME Zinc Base Metal (5) 8/2024 USD (363,376) (3,829)
LME Zinc Base Metal (9) 8/2024 USD (655,355) 12,980
LME Zinc Base Metal (9) 8/2024 USD (655,196) 26,190
LME Zinc Base Metal (12) 8/2024 USD (871,614) 3,157
LME Zinc Base Metal (18) 8/2024 USD (1,311,773) 60,505
SGX Iron Ore (65) 8/2024 USD (691,275) (15,197)
Canada 10 Year Bond (51) 9/2024 CAD (4,476,876) (22,622)
CBOE Volatility Index (58) 9/2024 USD (916,847) 26,537
Copper (170) 9/2024 USD (18,663,875) (24,035)
Corn (48) 9/2024 USD (978,000) 121,745
Crude Palm Oil (82) 9/2024 MYR (1,701,706) (2,174)
DAX Index (22) 9/2024 EUR (10,839,781) (62,880)
DJIA CBOT E-Mini Index (72) 9/2024 USD (14,208,840) 4
Euro-Bobl (61) 9/2024 EUR (7,605,480) (22,819)
Euro-Bund (50) 9/2024 EUR (7,043,103) (58,027)
Euro-Buxl (7) 9/2024 EUR (973,965) 364
Euro-OAT (57) 9/2024 EUR (7,513,314) 59,390
Euro-Schatz (140) 9/2024 EUR (15,850,167) (75,803)
FCOJ-A (2) 9/2024 USD (123,960) 2,158
French Base Electricity (1) 9/2024 EUR (210,195) (19,910)
FTSE/JSE Top 40 Index (13) 9/2024 ZAR (526,910) (7,033)
Japan 10 Year Bond (16) 9/2024 JPY (14,183,106) 25,117
KC HRW Wheat (95) 9/2024 USD (2,784,688) 300,127
LME Aluminum Base Metal (2) 9/2024 USD (126,106) 339
LME Aluminum Base Metal (4) 9/2024 USD (252,356) 11,632
LME Aluminum Base Metal (4) 9/2024 USD (251,943) 9,695
LME Aluminum Base Metal (5) 9/2024 USD (315,500) (3,015)
LME Aluminum Base Metal (12) 9/2024 USD (756,735) 11,529
LME Aluminum Base Metal (12) 9/2024 USD (755,529) 38,435
LME Aluminum Base Metal (33) 9/2024 USD (2,082,143) (17,317)
LME Copper Base Metal (1) 9/2024 USD (239,608) 7,285
LME Copper Base Metal (2) 9/2024 USD (479,128) 13,548
LME Copper Base Metal (4) 9/2024 USD (958,079) 15,975
LME Copper Base Metal (6) 9/2024 USD (1,435,619) 57,968
LME Copper Base Metal (9) 9/2024 USD (2,152,762) 98,786
LME Copper Base Metal (10) 9/2024 USD (2,397,850) 12,720
LME Copper Base Metal (16) 9/2024 USD (3,838,940) (12,793)
LME Copper Base Metal (52) 9/2024 USD (12,469,795) 167,172
LME Lead Base Metal (1) 9/2024 USD (55,697) 50
LME Lead Base Metal (1) 9/2024 USD (55,678) (1,217)
LME Lead Base Metal (1) 9/2024 USD (55,723) (2,125)
LME Lead Base Metal (2) 9/2024 USD (111,200) (1,001)
LME Lead Base Metal (2) 9/2024 USD (111,160) (1,242)
LME Lead Base Metal (6) 9/2024 USD (334,358) (3,655)
LME Nickel Base Metal (3) 9/2024 USD (310,631) 8,635
LME Nickel Base Metal (4) 9/2024 USD (414,030) 14,286
LME Nickel Base Metal (6) 9/2024 USD (620,123) 72,216
LME Nickel Base Metal (7) 9/2024 USD (725,393) 6,073
LME Nickel Base Metal (7) 9/2024 USD (723,813) 40,503
LME Nickel Base Metal (9) 9/2024 USD (931,730) 37,796
LME Nickel Base Metal (11) 9/2024 USD (1,141,008) (6,542)
LME Nickel Base Metal (81) 9/2024 USD (8,394,561) 600,051
LME Zinc Base Metal (1) 9/2024 USD (73,268) (2,363)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (8) 9/2024 USD $ (584,702) $ 984
LME Zinc Base Metal (9) 9/2024 USD (660,769) (1,546)
LME Zinc Base Metal (11) 9/2024 USD (805,742) (37,961)
LME Zinc Base Metal (12) 9/2024 USD (877,566) (19,614)
LME Zinc Base Metal (13) 9/2024 USD (953,947) (42,214)
LME Zinc Base Metal (81) 9/2024 USD (5,944,327) 8,686
NASDAQ 100 E-Mini Index (14) 9/2024 USD (5,579,630) (40,847)
Nikkei 225 Index (49) 9/2024 JPY (12,054,323) (187,604)
Palladium (40) 9/2024 USD (3,911,600) (91,553)
Red Wheat (50) 9/2024 USD (1,532,500) 144,287
Russell 2000 E-Mini Index (87) 9/2024 USD (8,982,750) (75,123)
S&P 500 E-Mini Index (9) 9/2024 USD (2,484,675) (2,506)
S&P Midcap 400 E-Mini Index (55) 9/2024 USD (16,269,550) 37,346
S&P/TSX 60 Index (29) 9/2024 CAD (5,556,010) (41,044)
SPI 200 Index (82) 9/2024 AUD (10,628,637) 38,436
Sugar No. 11 (564) 9/2024 USD (12,823,104) (809,471)
TOPIX Index (20) 9/2024 JPY (3,493,691) (38,747)
U.S. Treasury 10 Year Note (104) 9/2024 USD (11,425,375) (77,198)
U.S. Treasury 2 Year Note (411) 9/2024 USD (83,937,117) (95,464)
U.S. Treasury 5 Year Note (271) 9/2024 USD (28,867,852) (131,066)
U.S. Treasury Long Bond (44) 9/2024 USD (5,186,500) (40,369)
U.S. Treasury Ultra Bond (59) 9/2024 USD (7,347,344) (45,849)
Wheat (37) 9/2024 USD (1,060,975) 122,013
White Sugar (12) 9/2024 USD (344,580) (10,496)
CBOE Volatility Index (57) 10/2024 USD (1,036,118) (7,796)
Canola (220) 11/2024 CAD (2,016,915) 19,295
CBOE Volatility Index (28) 11/2024 USD (485,100) (646)
Soybean (377) 11/2024 USD (20,810,400) 841,804
3 Month Euro Euribor (87) 12/2024 EUR (22,525,653) (8,301)
Cotton No. 2 (108) 12/2024 USD (3,925,260) 8,150
ECX Emission (3) 12/2024 EUR (216,771) 7,537
French Base Electricity (1) 12/2024 EUR (701,175) (35,130)
Milling Wheat No. 2 (57) 12/2024 EUR (706,586) 2,759
Soybean Meal (102) 12/2024 USD (3,422,100) 131,035
Soybean Oil (294) 12/2024 USD (7,724,556) 63,458
3 Month SOFR (279) 3/2025 USD (66,363,638) (48,737)
3 Month SOFR (164) 6/2025 USD (39,130,400) (35,475)
90-Day New Zealand Bill (9) 6/2025 NZD (5,418,173) (839)
3 Month CORRA (1) 9/2025 CAD (175,807) (387)
3 Month SOFR (67) 9/2025 USD (16,028,075) (29,341)
3 Month CORRA (30) 12/2025 CAD (5,284,346) (3,800)
3 Month SOFR (77) 12/2025 USD (18,456,900) 11,569
3 Month SOFR (72) 3/2026 USD (17,284,500) 1,595
3 Month SOFR (65) 6/2026 USD (15,620,313) (8,948)
3 Month SOFR (55) 9/2026 USD (13,226,813) (24,690)
Total of short contracts 1,117,557
Net value $ (2,974,482)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,345,000 USD 4,898,926 CITI 9/18/2024 $ 11,011
AUD 7,345,000 USD 4,898,902 JPMC 9/18/2024 11,036
CAD 7,818,812 USD 5,719,553 CITI 9/18/2024 6,551
CAD 7,818,812 USD 5,719,524 JPMC 9/18/2024 6,580
HUF 635,000,000 USD 1,707,745 CITI 9/18/2024 9,199
HUF 635,000,000 USD 1,707,737 JPMC 9/18/2024 9,208
INR 1,145,363,728 USD 13,693,304 CITI
**
9/18/2024 9,190
INR 875,363,728 USD 10,463,794 JPMC
**
9/18/2024 8,571
NOK 16,500,000 USD 1,544,229 CITI 9/18/2024 4,199
NOK 16,500,000 USD 1,544,221 JPMC 9/18/2024 4,207
NZD 14,113,000 USD 8,575,801 CITI 9/18/2024 20,326
NZD 14,113,000 USD 8,575,758 JPMC 9/18/2024 20,369
PLN 2,296,000 USD 568,766 CITI 9/18/2024 1,032
PLN 2,296,000 USD 568,763 JPMC 9/18/2024 1,035
SEK 56,054,617 USD 5,308,420 CITI 9/18/2024 1,864
SEK 56,054,617 USD 5,308,394 JPMC 9/18/2024 1,890
TWD 37,500,000 USD 1,155,045 CITI
**
9/18/2024 1,917
TWD 37,500,000 USD 1,155,039 JPMC
**
9/18/2024 1,923
USD 2,684,802 AUD 4,008,000 CITI 9/18/2024 5,561
USD 2,684,815 AUD 4,008,000 JPMC 9/18/2024 5,574
USD 8,291,865 BRL 44,671,000 CITI
**
9/18/2024 371,860
USD 8,291,906 BRL 44,671,000 JPMC
**
9/18/2024 371,901
USD 158,247 CAD 216,000 CITI 9/18/2024 59
USD 158,247 CAD 216,000 JPMC 9/18/2024 60
USD 1,671,734 CHF 1,475,519 CITI 9/18/2024 13,587
USD 1,671,742 CHF 1,475,519 JPMC 9/18/2024 13,594
USD 450,668 CZK 10,500,000 CITI 9/18/2024 989
USD 450,671 CZK 10,500,000 JPMC 9/18/2024 991
USD 70,361,463 EUR 65,135,500 CITI 9/18/2024 336,240
USD 70,361,815 EUR 65,135,500 JPMC 9/18/2024 336,592
USD 7,041,427 GBP 5,557,000 CITI 9/18/2024 12,694
USD 7,041,463 GBP 5,557,000 JPMC 9/18/2024 12,729
USD 5,643,367 IDR 91,685,649,844 CITI
**
9/18/2024 47,425
USD 5,643,146 IDR 91,685,649,844 JPMC
**
9/18/2024 47,204
USD 1,237,283 ILS 4,541,500 CITI 9/18/2024 30,669
USD 1,237,289 ILS 4,541,500 JPMC 9/18/2024 30,675
USD 73,297,946 JPY 11,331,356,574 CITI 9/18/2024 2,007,883
USD 73,298,312 JPY 11,331,356,574 JPMC 9/18/2024 2,008,250
USD 4,112,040 MXN 74,500,000 CITI 9/18/2024 90,002
USD 4,112,060 MXN 74,500,000 JPMC 9/18/2024 90,023
USD 752,685 NOK 8,008,483 CITI 9/18/2024 1,135
USD 752,688 NOK 8,008,484 JPMC 9/18/2024 1,140
USD 14,881,828 NZD 24,237,713 CITI 9/18/2024 118,812
USD 14,881,903 NZD 24,237,713 JPMC 9/18/2024 118,886
USD 4,493,660 PEN 17,091,500 CITI
**
9/18/2024 47,067
USD 4,493,682 PEN 17,091,500 JPMC
**
9/18/2024 47,090
USD 1,030,130 PHP 60,079,125 CITI
**
9/18/2024 2,705
USD 1,030,135 PHP 60,079,125 JPMC
**
9/18/2024 2,710
USD 7,664,246 PLN 30,296,499 CITI 9/18/2024 145,570
USD 7,664,285 PLN 30,296,501 JPMC 9/18/2024 145,609
USD 17,485,764 SGD 23,444,330 CITI 9/18/2024 131,413
USD 17,485,854 SGD 23,444,334 JPMC 9/18/2024 131,500
USD 13,361,851 THB 484,642,858 CITI 9/18/2024 69,927
USD 13,361,918 THB 484,642,858 JPMC 9/18/2024 69,994
USD 1,222,801 TWD 39,382,543 CITI
**
9/18/2024 7,759

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,222,767 TWD 39,382,543 JPMC
**
9/18/2024 $ 7,725
ZAR 116,085,000 USD 6,234,874 CITI 9/18/2024 107,156
ZAR 116,085,000 USD 6,234,843 JPMC 9/18/2024 107,187
USD 19,342,452 CNY 139,308,500 CITI
**
9/19/2024 141,585
USD 19,342,549 CNY 139,308,500 JPMC
**
9/19/2024 141,682
USD 3,767,242 KRW 5,150,000,000 CITI
**
9/19/2024 19,211
USD 3,767,261 KRW 5,150,000,000 JPMC
**
9/19/2024 19,230
USD 1,018,030 CLP 926,108,769 CITI
**
9/23/2024 34,447
USD 1,018,035 CLP 926,108,769 JPMC
**
9/23/2024 34,452
Total unrealized appreciation 7,618,662
BRL 532,611 USD 101,303 CITI
**
9/18/2024 (6,873)
BRL 532,611 USD 101,303 JPMC
**
9/18/2024 (6,873)
CAD 273,938 USD 201,084 CITI 9/18/2024 (465)
CAD 273,938 USD 201,082 JPMC 9/18/2024 (464)
CHF 2,777,500 USD 3,143,968 CITI 9/18/2024 (22,689)
CHF 2,777,500 USD 3,143,952 JPMC 9/18/2024 (22,673)
COP 11,465,202,996 USD 2,905,195 CITI
**
9/18/2024 (177,199)
COP 11,465,202,996 USD 2,905,180 JPMC
**
9/18/2024 (177,184)
CZK 70,179,000 USD 3,090,873 CITI 9/18/2024 (85,341)
CZK 70,179,000 USD 3,090,858 JPMC 9/18/2024 (85,326)
EUR 4,051,194 USD 4,415,217 CITI 9/18/2024 (59,900)
EUR 4,051,194 USD 4,415,195 JPMC 9/18/2024 (59,878)
GBP 31,718,500 USD 40,404,425 CITI 9/18/2024 (285,496)
GBP 31,718,500 USD 40,404,223 JPMC 9/18/2024 (285,293)
HUF 1,831,847,484 USD 5,091,447 CITI 9/18/2024 (138,406)
HUF 1,831,847,484 USD 5,091,421 JPMC 9/18/2024 (138,381)
ILS 2,990,000 USD 799,007 CITI 9/18/2024 (4,605)
ILS 2,990,000 USD 799,003 JPMC 9/18/2024 (4,601)
INR 31,727,288 USD 380,655 CITI
**
9/18/2024 (1,088)
INR 301,727,288 USD 3,611,185 JPMC
**
9/18/2024 (1,488)
JPY 1,335,000,000 USD 8,603,230 CITI 9/18/2024 (204,215)
JPY 1,335,000,000 USD 8,603,187 JPMC 9/18/2024 (204,172)
MXN 78,261,004 USD 4,525,401 CITI 9/18/2024 (300,317)
MXN 78,261,004 USD 4,525,378 JPMC 9/18/2024 (300,295)
NOK 243,905,126 USD 23,102,126 CITI 9/18/2024 (213,067)
NOK 243,905,126 USD 23,102,010 JPMC 9/18/2024 (212,952)
NZD 42,065,000 USD 26,007,458 CITI 9/18/2024 (385,969)
NZD 42,065,000 USD 26,007,327 JPMC 9/18/2024 (385,839)
PEN 3,335,093 USD 890,745 CITI
**
9/18/2024 (23,074)
PEN 3,335,093 USD 890,741 JPMC
**
9/18/2024 (23,070)
PLN 72,463,523 USD 18,339,532 CITI 9/18/2024 (356,277)
PLN 72,463,524 USD 18,339,441 JPMC 9/18/2024 (356,185)
SEK 199,445,383 USD 19,127,500 CITI 9/18/2024 (233,221)
SEK 199,445,383 USD 19,127,405 JPMC 9/18/2024 (233,125)
SGD 39,498 USD 29,430 CITI 9/18/2024 (192)
SGD 39,502 USD 29,433 JPMC 9/18/2024 (192)
TWD 183,500,000 USD 5,709,660 CITI
**
9/18/2024 (48,261)
TWD 183,500,000 USD 5,709,631 JPMC
**
9/18/2024 (48,232)
USD 32,530,525 AUD 49,039,000 CITI 9/18/2024 (250,742)
USD 32,530,688 AUD 49,039,000 JPMC 9/18/2024 (250,579)
USD 5,353,831 CAD 7,347,000 CITI 9/18/2024 (26,742)
USD 5,353,858 CAD 7,347,000 JPMC 9/18/2024 (26,715)
USD 9,579,495 CHF 8,611,516 CITI 9/18/2024 (97,895)
USD 9,579,543 CHF 8,611,516 JPMC 9/18/2024 (97,846)
USD 34,735,469 EUR 32,351,000 CITI 9/18/2024 (44,120)
USD 34,735,643 EUR 32,351,000 JPMC 9/18/2024 (43,946)
USD 7,462,163 INR 625,000,000 CITI
**
9/18/2024 (14,989)
USD 7,462,200 INR 625,000,000 JPMC
**
9/18/2024 (14,952)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,936,735 MXN 36,000,000 CITI 9/18/2024 $ (6,800)
USD 1,936,745 MXN 36,000,000 JPMC 9/18/2024 (6,790)
USD 748,763 NOK 7,991,517 CITI 9/18/2024 (1,193)
USD 748,767 NOK 7,991,516 JPMC 9/18/2024 (1,190)
USD 9,282,958 PHP 545,553,875 CITI
**
9/18/2024 (46,673)
USD 9,283,005 PHP 545,553,875 JPMC
**
9/18/2024 (46,627)
USD 3,952,102 PLN 15,971,000 CITI 9/18/2024 (11,417)
USD 3,952,122 PLN 15,971,000 JPMC 9/18/2024 (11,397)
USD 854,414 SGD 1,155,500 CITI 9/18/2024 (930)
USD 854,418 SGD 1,155,500 JPMC 9/18/2024 (925)
USD 9,090,240 THB 332,857,142 CITI 9/18/2024 (38,775)
USD 9,090,285 THB 332,857,142 JPMC 9/18/2024 (38,730)
USD 6,666,188 ZAR 126,000,000 CITI 9/18/2024 (217,525)
USD 6,666,221 ZAR 126,000,000 JPMC 9/18/2024 (217,492)
KRW 443,773,907 USD 325,181 CITI
**
9/19/2024 (2,215)
KRW 443,773,907 USD 325,180 JPMC
**
9/19/2024 (2,213)
USD 922,254 CNY 6,692,000 CITI
**
9/19/2024 (103)
USD 922,259 CNY 6,692,000 JPMC
**
9/19/2024 (99)
USD 4,588,383 KRW 6,350,000,000 CITI
**
9/19/2024 (32,975)
USD 4,588,406 KRW 6,350,000,000 JPMC
**
9/19/2024 (32,952)
CLP 450,000,000 USD 497,734 CITI
**
9/23/2024 (19,808)
CLP 450,000,000 USD 497,732 JPMC
**
9/23/2024 (19,805)
Total unrealized depreciation (6,718,038)
Net unrealized appreciation $ 900,624
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.50% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$1,017,152 $10,357 $(4,514) $5,843
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$2,020,903 $(1,590) $(8,688) $(10,278)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$1,652,507 $(39,910) $1,055 $(38,855)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.08% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$7,176,286 $46,929 $(17,771) $29,158
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 11,349 81,775 3,719 12.8
Aristocrat Leisure Ltd. 6,735 223,033 12,720 43.6
BlueScope Steel Ltd. 18,543 251,715 (882) (3.0)
Brambles Ltd. 3,824 36,901 (598) (2.1)
Cochlear Ltd. 393 86,751 1,210 4.1
Evolution Mining Ltd. 23,468 54,877 (3,988) (13.7)
Fortescue Ltd. 2,025 28,829 (3,052) (10.5)
Incitec Pivot Ltd. 68,531 132,198 (2,210) (7.6)
JB Hi-Fi Ltd. 7,166 291,168 5,584 19.2
Northern Star Resources Ltd. 11,245 97,652 (6,019) (20.6)
Orica Ltd. 6,673 79,248 (1,593) (5.5)
Origin Energy Ltd. 26,832 194,129 13,700 47.0
Pro Medicus Ltd. 2,648 251,487 25,272 86.7
Qantas Airways Ltd. 51,715 201,261 (11,254) (38.6)
QBE Insurance Group Ltd. 2,709 31,272 (1,908) (6.5)
Qube Holdings Ltd. 24,730 60,062 11 0.0(a)
Seven Group Holdings Ltd. 3,567 89,111 (5,142) (17.6)
South32 Ltd. 19,954 48,410 (442) (1.5)
New Zealand
Xero Ltd. 2,489 225,096 10,953 37.6

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
James Hardie Industries plc 4,049 126,724 2,474 8.5
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. (1,553) (29,177) 774 2.7
APA Group (21,390) (113,698) 7,163 24.6
Atlas Arteria Ltd. (18,346) (62,362) (435) (1.5)
BHP Group Ltd. (1,084) (30,983) 647 2.2
Cleanaway Waste Management Ltd. (65,636) (121,129) 1,471 5.0
Commonwealth Bank of Australia (8,842) (749,018) (12,119) (41.6)
Domino's Pizza Enterprises Ltd. (2,126) (50,727) 4,145 14.2
Endeavour Group Ltd. (24,141) (80,953) 858 2.9
IDP Education Ltd. (22,175) (223,157) (1,115) (3.8)
Insurance Australia Group Ltd. (9,914) (46,998) (3,877) (13.3)
Lynas Rare Earths Ltd. (21,204) (83,534) 9,259 31.8
Macquarie Group Ltd. (1,532) (208,461) (10,357) (35.5)
Mineral Resources Ltd. (3,253) (116,378) 27,954 95.9
National Australia Bank Ltd. (2,987) (72,032) (2,549) (8.7)
New Hope Corp. Ltd. (25,205) (81,636) (1,096) (3.8)
NEXTDC Ltd. (16,606) (193,874) 4,641 15.9
Ramsay Health Care Ltd. (6,858) (216,522) 6,188 21.2
REA Group Ltd. (1,490) (194,556) (7,619) (26.1)
Reece Ltd. (2,979) (49,750) 2,019 6.9
Santos Ltd. (6,451) (32,729) (496) (1.7)
Sonic Healthcare Ltd. (3,043) (53,142) (2,717) (9.3)
Telstra Group Ltd. (68,588) (165,587) (4,529) (15.5)
Transurban Group (46,503) (383,537) 7,032 24.1
Treasury Wine Estates Ltd. (23,251) (192,387) (6,724) (23.1)
Washington H Soul Pattinson & Co. Ltd. (6,022) (131,381) (2,788) (9.6)
Wesfarmers Ltd. (1,228) (53,174) 2,113 7.2
WiseTech Global Ltd. (2,753) (183,016) (98) (0.3)
Woodside Energy Group Ltd. (1,981) (37,304) (1,504) (5.2)
Woolworths Group Ltd. (8,034) (180,379) (6,786) (23.3)
United States
CSL Ltd. (1,855) (363,760) (9,473) (32.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/06/2029
$13,401,512 $99,740 $(15,469) $84,271

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 14,669 191,934 3,217 3.8
Alamos Gold, Inc. 8,266 129,665 (4,532) (5.4)
AtkinsRealis Group, Inc. 3,253 140,816 13,078 15.5
Bombardier, Inc. 4,317 276,840 (4,071) (4.8)
Brookfield Corp. 5,397 224,472 (1,696) (2.0)
Cameco Corp. 2,638 129,793 (12,457) (14.8)
Canadian Natural Resources Ltd. 5,892 209,873 (323) (0.4)
CCL Industries, Inc. 2,784 146,399 102 0.1
Celestica, Inc. 4,042 231,461 9,750 11.6
Cenovus Energy, Inc. 14,603 287,032 2,135 2.5
Constellation Software, Inc. 58 167,120 3,048 3.6
Empire Co. Ltd. 5,098 130,315 8,347 9.9
Fairfax Financial Holdings Ltd. 316 359,490 1,340 1.6
Finning International, Inc. 6,001 175,944 (2,544) (3.0)
George Weston Ltd. 783 112,632 1,139 1.4
Manulife Financial Corp. 11,053 294,332 2,585 3.1
MEG Energy Corp. 7,817 167,248 3,371 4.0
National Bank of Canada 2,142 169,898 (14,342) (17.0)
Pembina Pipeline Corp. 4,538 168,378 (1,791) (2.1)
Shopify, Inc. 3,284 217,029 8,618 10.2
Suncor Energy, Inc. 5,232 199,444 (1,377) (1.6)
TFI International, Inc. 1,581 229,560 1,421 1.7
West Fraser Timber Co. Ltd. 2,478 190,317 (6,412) (7.6)
Whitecap Resources, Inc. 28,205 206,376 (8,041) (9.5)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (33,519) (196,990) 2,695 3.2
Bank of Montreal (2,701) (226,714) 2,784 3.3
Bank of Nova Scotia (The) (5,140) (235,124) 4,847 5.8
Barrick Gold Corp. (10,293) (171,694) (1,430) (1.7)
BCE, Inc. (12,378) (400,913) 21,082 25.0
Brookfield Asset Management Ltd. (3,094) (117,785) 384 0.5
Canadian National Railway Co. (2,704) (319,527) 18,678 22.2
Canadian Pacific Kansas City Ltd. (7,466) (587,981) (11,515) (13.7)
CGI, Inc. (1,189) (118,678) 2,799 3.3
Element Fleet Management Corp. (7,907) (143,858) 1,445 1.7
Enbridge, Inc. (4,905) (174,501) 1,470 1.7
Fortis, Inc. (5,472) (212,672) 6,840 8.1
Franco-Nevada Corp. (2,822) (334,585) 6,147 7.3
Hydro One Ltd. (7,701) (224,323) 4,503 5.3
Keyera Corp. (5,874) (162,688) (4,766) (5.7)
Magna International, Inc. (3,758) (157,512) 7,499 8.9
Northland Power, Inc. (12,226) (210,194) 7,775 9.2
RB Global, Inc. (3,697) (281,967) 12,323 14.6
Restaurant Brands International, Inc. (2,626) (185,042) (6,334) (7.5)
Rogers Communications, Inc. (7,949) (294,009) 11,272 13.4
Royal Bank of Canada (1,491) (158,740) 610 0.7
TC Energy Corp. (13,122) (497,428) 17,937 21.3
Toronto-Dominion Bank (The) (7,957) (437,386) 4,362 5.2

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
WSP Global, Inc. (1,271) (197,918) (5,212) (6.2)
Chile
Lundin Mining Corp. (15,444) (171,932) 2,032 2.4
United States
GFL Environmental, Inc. (4,629) (180,281) (7,546) (9.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$11,798,144 $(2,870) $(1,177) $(4,047)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 19,010 1,054,122 (11,428) 282.4
Adecco Group AG (Registered) 9,163 303,981 (30,535) 754.5
Alcon, Inc. 1,190 105,781 (2,537) 62.7
DKSH Holding AG 1,388 93,774 (1,081) 26.7
Flughafen Zurich AG (Registered) 169 37,410 1,125 (27.8)
Georg Fischer AG (Registered) 287 19,199 (1,485) 36.7
Givaudan SA (Registered) 53 251,041 (6,276) 155.1
Kuehne + Nagel International AG (Registered) 129 37,124 (1,255) 31.0
Logitech International SA (Registered) 5,963 573,884 (28,489) 703.9
Novartis AG (Registered) 9,158 975,068 13,857 (342.4)
UBS Group AG (Registered) 11,083 325,510 (20,260) 500.6
Zurich Insurance Group AG 120 63,924 294 (7.3)
United States
Holcim AG 10,180 899,831 (11,831) 292.3
Swiss Re AG 180 22,316 (173) 4.3
Short Positions
Common Stocks
Switzerland
Avolta AG (5,117) (198,934) 5,758 (142.3)
Bachem Holding AG (1,880) (171,789) (7,633) 188.6
Baloise Holding AG (Registered) (1,021) (180,006) (3,863) 95.5
Banque Cantonale Vaudoise (Registered) (1,053) (111,726) 436 (10.8)
Barry Callebaut AG (Registered) (307) (500,475) 28,476 (703.6)
BKW AG (174) (27,773) (21) 0.5
Chocoladefabriken Lindt & Spruengli AG (28) (327,063) 3,284 (81.1)
Cie Financiere Richemont SA (Registered) (1,323) (206,762) 11,983 (296.1)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Clariant AG (Registered) (16,781) (264,361) (3,806) 94.1
EMS-Chemie Holding AG (Registered) (235) (192,304) (1,102) 27.2
Galenica AG (621) (50,858) 429 (10.6)
Geberit AG (Registered) (219) (129,002) 5,501 (135.9)
Helvetia Holding AG (Registered) (1,385) (187,196) (1,903) 47.0
Julius Baer Group Ltd. (499) (27,910) 571 (14.1)
Lonza Group AG (Registered) (142) (77,306) 1,878 (46.4)
Partners Group Holding AG (119) (152,386) 1,256 (31.0)
Schindler Holding AG (368) (92,333) 3,349 (82.7)
SGS SA (Registered) (1,872) (166,892) 6,337 (156.6)
SIG Group AG (22,215) (408,219) 21,023 (519.5)
Sika AG (Registered) (1,325) (378,234) 20,247 (500.3)
Sonova Holding AG (Registered) (269) (82,870) 3,089 (76.3)
Straumann Holding AG (Registered) (2,319) (286,254) 11,993 (296.4)
Swatch Group AG (The) (1,398) (286,419) 5,801 (143.3)
Swiss Life Holding AG (Registered) (390) (286,234) (12,068) 298.2
Swisscom AG (Registered) (1,200) (674,779) (4,291) 106.0
Tecan Group AG (Registered) (292) (97,767) 4,610 (113.9)
Temenos AG (Registered) (4,352) (299,901) (7,330) 181.1
VAT Group AG (208) (117,449) (3,824) 94.5
United States
Nestle SA (Registered) (5,670) (578,761) 24,558 (606.8)
Roche Holding AG (1,708) (473,216) (17,534) 433.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
28-58 months
maturity
ranging from
09/21/2026
- 03/15/2029
$6,640,400 $(46,891) $(864) $(47,755)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 949 113,931 (16,565) 34.7
Danske Bank A/S 15,582 464,749 (3,568) 7.5
Demant A/S 2,270 98,315 (8,015) 16.8
Genmab A/S 576 144,342 (14,673) 30.7
ISS A/S 17,318 297,353 (28,670) 60.0
Jyske Bank A/S (Registered) 1,432 114,079 2,832 (5.9)
Novo Nordisk A/S 9,038 1,293,201 10,420 (21.8)
Pandora A/S 2,328 350,394 (22,679) 47.5
ROCKWOOL A/S 484 196,204 (1,458) 3.1
Vestas Wind Systems A/S 9,152 212,216 (30,715) 64.3

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (1,219) (23,464) 518 (1.1)
AP Moller - Maersk A/S (264) (457,868) 8,423 (17.6)
Coloplast A/S (3,921) (471,356) (2,000) 4.2
DSV A/S (5,179) (794,967) 35,366 (74.1)
Novonesis (Novozymes) (10,360) (632,939) (8,265) 17.3
Orsted A/S (12,398) (658,600) 42,492 (89.0)
Royal Unibrew A/S (567) (44,969) 1,929 (4.0)
Svitzer Group A/S (652) (24,301) 978 (2.0)
Tryg A/S (11,312) (247,152) (13,241) 27.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/14/2029
$45,752,859 $263,105 $100,775 $363,880
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Fortum OYJ 38,476 563,271 (13,200) (3.6)
UPM-Kymmene OYJ 11,425 401,275 (15,225) (4.2)
Wartsila OYJ Abp 17,050 330,536 (22,606) (6.2)
France
Air Liquide SA 2,195 378,829 (16,376) (4.5)
Engie SA 33,752 483,340 (41,510) (11.4)
Hermes International SCA 215 496,569 4,055 1.1
Orange SA 37,953 380,688 (23,250) (6.4)
Renault SA 8,531 437,510 (34,287) (9.4)
Rexel SA 12,575 325,297 (33,469) (9.2)
Safran SA 1,693 356,814 (20,859) (5.7)
Societe Generale SA 13,272 312,039 (30,226) (8.3)
TotalEnergies SE 5,483 367,107 (15,807) (4.3)
Germany
adidas AG 1,929 460,581 (13,948) (3.8)
Allianz SE (Registered) 1,330 369,382 (98) 0.0(a)
Covestro AG 5,938 348,067 39,641 10.9
Heidelberg Materials AG 6,904 713,695 6,253 1.7
LANXESS AG 12,574 309,305 2,278 0.6
SAP SE 2,245 450,966 25,840 7.1

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Zalando SE 17,177 403,223 (25,029) (6.9)
Italy
Banco BPM SpA 68,269 439,366 (31,334) (8.6)
Buzzi SpA 8,479 341,432 (8,171) (2.2)
Enel SpA 45,570 316,201 (9,756) (2.7)
Intesa Sanpaolo SpA 195,604 726,945 (20,487) (5.6)
Prysmian SpA 7,172 442,778 (1,790) (0.5)
Unipol Gruppo SpA 41,659 413,146 5,367 1.5
Netherlands
Wolters Kluwer NV 2,464 406,901 15,036 4.1
Spain
ACS Actividades de Construccion y Servicios SA 9,626 415,766 (2,984) (0.8)
Banco Santander SA 67,059 312,010 (26,319) (7.2)
CaixaBank SA 75,936 403,261 (25,314) (7.0)
Industria de Diseno Textil SA 15,048 746,733 10,086 2.8
United States
Schneider Electric SE 2,975 713,243 (13,341) (3.7)
Signify NV 13,436 333,690 (24,891) (6.8)
Short Positions
Common Stocks
Finland
Metso OYJ (36,744) (390,529) 40,167 11.0
Neste OYJ (17,558) (313,313) 35,590 9.8
France
Capgemini SE (2,183) (433,626) 17,703 4.9
Dassault Systemes SE (9,170) (344,801) 16,303 4.5
Edenred SE (9,071) (384,718) 36,896 10.1
Kering SA (1,988) (723,125) (24,904) (6.8)
Pernod Ricard SA (4,853) (662,141) 40,796 11.2
Germany
Deutsche Post AG (20,472) (831,305) 28,354 7.8
Infineon Technologies AG (12,150) (445,909) 44,841 12.3
Merck KGaA (4,469) (739,062) 83,664 23.0
MTU Aero Engines AG (1,694) (431,891) (8,459) (2.3)
Italy
Assicurazioni Generali SpA (14,915) (371,294) 6,154 1.7
Eni SpA (21,495) (330,048) (5,281) (1.5)
FinecoBank Banca Fineco SpA (30,501) (453,222) 28,097 7.7
Netherlands
Adyen NV (417) (495,261) 51,718 14.2
Heineken NV (4,008) (387,758) 18,987 5.2
United States
Ferrovial SE (9,711) (377,252) (5,317) (1.5)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (7,796) (579,971) 34,524 9.5

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/07/2029
$19,811,730 $4,866 $3,922 $8,788
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Associated British Foods plc 10,977 342,744 (10,539) (119.9)
Aviva plc 29,116 175,375 2,389 27.2
BAE Systems plc 29,982 499,399 (31,204) (355.1)
Centrica plc 322,725 550,084 4,237 48.2
DS Smith plc 45,042 238,721 33,176 377.5
easyJet plc 34,030 196,300 (1,450) (16.5)
Harbour Energy plc 63,009 247,392 (5,735) (65.3)
Howden Joinery Group plc 20,643 228,310 1,286 14.6
HSBC Holdings plc 29,556 255,128 (4,013) (45.7)
IMI plc 9,399 208,856 (10,710) (121.9)
Imperial Brands plc 8,264 211,466 4,625 52.6
InterContinental Hotels Group plc 5,818 611,334 24,296 276.5
Intermediate Capital Group plc 17,140 470,053 (16,581) (188.7)
Man Group plc 105,452 322,205 (18,781) (213.7)
Marks & Spencer Group plc 116,581 421,526 (34,732) (395.2)
Pearson plc 17,892 223,421 7,652 87.1
RELX plc 21,219 972,231 32,624 371.2
Rolls-Royce Holdings plc 164,291 943,563 (22,151) (252.1)
Sage Group plc (The) 20,666 283,131 10,397 118.3
Standard Chartered plc 22,729 205,231 (11,177) (127.2)
Tesco plc 78,186 302,015 (222) (2.5)
United States
BP plc 45,172 271,971 3,106 35.3
Experian plc 7,160 332,631 2,271 25.8
GSK plc 25,841 497,031 (32,478) (369.6)
Shell plc 11,717 420,265 11,839 134.7
Short Positions
Common Stocks
Australia
Glencore plc (66,406) (377,868) 21,536 245.1
Burkina Faso
Endeavour Mining plc (7,291) (155,160) (3,179) (36.2)
Chile
Antofagasta plc (10,601) (281,733) 7,589 86.4

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
Prudential plc (53,577) (485,784) 2,390 27.2
South Africa
Anglo American plc (13,580) (429,135) (21,774) (247.8)
United Kingdom
Ashtead Group plc (3,951) (263,428) 18,360 208.9
BT Group plc (214,714) (380,656) (28,760) (327.3)
Burberry Group plc (18,147) (201,524) 32,346 368.1
Diageo plc (11,408) (358,143) 17,809 202.6
Flutter Entertainment plc (1,223) (222,462) 6,191 70.4
Hargreaves Lansdown plc (11,525) (164,283) (7,814) (88.9)
JD Sports Fashion plc (113,964) (171,133) 8,080 91.9
Kingfisher plc (102,311) (320,814) 13,895 158.1
Legal & General Group plc (57,486) (164,615) 14,148 161.0
Persimmon plc (11,259) (191,057) 14,745 167.8
Reckitt Benckiser Group plc (4,736) (256,214) 8,402 95.6
Rentokil Initial plc (61,584) (357,655) (39,022) (444.0)
Schroders plc (39,678) (181,588) 9,711 110.5
Severn Trent plc (5,324) (160,249) 1,677 19.1
Smith & Nephew plc (14,706) (182,241) 8,676 98.7
St James's Place plc (47,981) (329,718) (18,266) (207.9)
Unilever plc (4,203) (230,692) 1,434 16.3
Vodafone Group plc (286,096) (253,149) 3,191 36.3
WPP plc (22,782) (208,607) 12,567 143.0
United States
Haleon plc (38,453) (156,454) 697 7.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.16% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
09/21/2026
- 06/08/2029
$8,257,512 $(53,832) $1,448 $(52,384)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 2,001 48,587 (45) 0.1
Sweden
AAK AB 4,626 135,453 7,746 (14.8)
AddTech AB 3,433 85,611 5,219 (10.0)
Alfa Laval AB 3,733 163,474 (5,618) 10.7
Atlas Copco AB 18,510 347,549 (8,191) 15.6
Electrolux AB 17,264 142,595 (11,167) 21.3
Elekta AB 14,128 88,086 (3,688) 7.0

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Evolution AB 741 77,130 (752) 1.4
H & M Hennes & Mauritz AB 26,047 412,588 (40,698) 77.7
Hexpol AB 8,773 97,250 (6,960) 13.3
Saab AB 6,764 162,504 (5,591) 10.7
SKF AB 13,192 265,123 (16,167) 30.9
SSAB AB 55,464 300,741 (3,607) 6.9
Swedbank AB 7,243 149,193 1,859 (3.5)
Trelleborg AB 16,887 657,178 (10,718) 20.5
Volvo AB 6,616 169,994 (40) 0.1
Short Positions
Common Stocks
Sweden
Assa Abloy AB (4,722) (133,730) 3,845 (7.3)
Beijer Ref AB (18,017) (278,088) 3,072 (5.9)
Boliden AB (3,828) (123,112) 4,199 (8.0)
Embracer Group AB (53,590) (117,190) 3,146 (6.0)
Epiroc AB (21,058) (421,947) 7,200 (13.7)
EQT AB (7,748) (227,151) 1,363 (2.6)
Essity AB (11,609) (296,782) 8,804 (16.8)
Hexagon AB (17,268) (195,668) (5,294) 10.1
Holmen AB (3,979) (156,563) 3,888 (7.4)
Husqvarna AB (6,850) (54,778) 1,100 (2.1)
Lifco AB (4,919) (135,013) (4,787) 9.1
Nibe Industrier AB (110,845) (467,494) 52,899 (101.0)
Sandvik AB (9,862) (198,170) 8,114 (15.5)
Securitas AB (27,535) (272,936) 8,285 (15.8)
Skandinaviska Enskilda Banken AB (15,649) (231,365) (8,272) 15.8
Skanska AB (11,428) (206,165) (9,715) 18.5
Svenska Cellulosa AB SCA (7,603) (111,892) 48 (0.1)
Svenska Handelsbanken AB (63,037) (602,390) (15,615) 29.8
Swedish Orphan Biovitrum AB (5,462) (146,148) (5,359) 10.2
Tele2 AB (27,676) (279,372) (8,984) 17.1
Telefonaktiebolaget LM Ericsson (23,796) (147,707) (1,505) 2.9
Telia Co. AB (44,362) (118,938) (5,470) 10.4
Volvo Car AB (10,303) (31,857) 3,624 (6.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
07/17/2024
- 07/30/2025
$57,536,910 $(115,167) $473,865 $358,698

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 25,600 394,705 33,872 9.4
Disco Corp. 1,300 495,170 (20,984) (5.9)
Hitachi Ltd. 45,000 1,013,235 77,658 21.6
Hoya Corp. 4,100 479,451 18,714 5.2
Idemitsu Kosan Co. Ltd. 56,100 364,626 (4,632) (1.3)
Inpex Corp. 25,600 375,948 15,076 4.2
JFE Holdings, Inc. 32,000 461,844 13,140 3.7
Kyushu Electric Power Co., Inc. 53,400 550,870 (21,166) (5.9)
Makita Corp. 13,900 380,554 (705) (0.2)
MS&AD Insurance Group Holdings, Inc. 21,800 486,707 72,224 20.1
Niterra Co. Ltd. 15,600 454,905 7,917 2.2
ORIX Corp. 21,300 472,091 26,735 7.5
Otsuka Holdings Co. Ltd. 8,500 359,097 28,533 8.0
Ryohin Keikaku Co. Ltd. 37,800 629,066 (6,221) (1.7)
Santen Pharmaceutical Co. Ltd. 49,800 509,478 18,257 5.1
SCREEN Holdings Co. Ltd. 6,500 589,283 (5,611) (1.6)
Subaru Corp. 16,900 359,385 16,742 4.7
Sumitomo Corp. 15,800 396,927 14,030 3.9
Sumitomo Mitsui Financial Group, Inc. 10,000 671,249 58,408 16.3
Tokio Marine Holdings, Inc. 14,100 529,865 68,628 19.1
Toyo Suisan Kaisha Ltd. 7,800 464,586 (2,668) (0.7)
Toyota Tsusho Corp. 18,900 369,365 24,312 6.8
Short Positions
Common Stocks
Japan
Advantest Corp. (17,100) (692,994) (125,757) (35.1)
Aeon Co. Ltd. (17,600) (376,693) (2,136) (0.6)
Asahi Intecc Co. Ltd. (26,800) (376,246) (12,283) (3.4)
Astellas Pharma, Inc. (60,000) (591,945) (29,014) (8.1)
Chugai Pharmaceutical Co. Ltd. (11,100) (395,253) (54,298) (15.1)
Daikin Industries Ltd. (4,000) (556,863) 13,962 3.9
Eisai Co. Ltd. (13,100) (539,244) (20,178) (5.6)
ENEOS Holdings, Inc. (70,500) (363,318) (9,701) (2.7)
FANUC Corp. (16,700) (458,461) (15,764) (4.4)
Keyence Corp. (900) (393,910) (14,701) (4.1)
Kobayashi Pharmaceutical Co. Ltd. (13,800) (448,175) 32,925 9.2
Kubota Corp. (26,000) (365,378) (9,451) (2.6)
M3, Inc. (40,100) (383,678) (15,677) (4.4)
Nippon Telegraph & Telephone Corp. (859,100) (812,368) (38,649) (10.8)
Nissan Chemical Corp. (19,700) (626,159) (63,284) (17.6)
Nitori Holdings Co. Ltd. (4,000) (423,468) (6,786) (1.9)
NTT Data Group Corp. (38,300) (565,807) (39,477) (11.0)
Olympus Corp. (27,300) (440,686) 485 0.1
Omron Corp. (26,500) (917,646) (73,348) (20.4)
Rohm Co. Ltd. (42,900) (573,474) (7,260) (2.0)
Shin-Etsu Chemical Co. Ltd. (9,700) (377,152) (18,851) (5.3)
Shiseido Co. Ltd. (14,500) (413,238) 37,651 10.5
SMC Corp. (1,800) (857,623) (1,758) (0.5)
SUMCO Corp. (44,100) (637,943) 5,234 1.5
Toyota Motor Corp. (42,200) (865,837) (69,522) (19.4)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yakult Honsha Co. Ltd. (20,100) (360,120) (8,442) (2.4)
Yamaha Corp. (26,300) (618,127) (16,246) (4.5)
Yaskawa Electric Corp. (13,300) (479,585) 4,007 1.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.20% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
07/09/2024
- 07/29/2025
$222,857,721 $(326,073) $2,263,881 $1,937,808
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 4,361 696,277 4,012 0.2
Alphabet, Inc. 5,558 1,012,390 27,290 1.4
Amazon.com, Inc. 3,656 706,522 33,599 1.7
Arista Networks, Inc. 2,151 753,882 22,370 1.2
Booking Holdings, Inc. 188 744,762 1,585 0.1
Chipotle Mexican Grill, Inc. 9,900 620,235 (46,126) (2.4)
Coca-Cola Consolidated, Inc. 609 660,765 50,742 2.6
Colgate-Palmolive Co. 6,651 645,413 7,250 0.4
Eli Lilly & Co. 1,487 1,346,300 30,290 1.6
EMCOR Group, Inc. 1,621 591,795 (29,097) (1.5)
Exxon Mobil Corp. 5,496 632,700 37,153 1.9
Fair Isaac Corp. 480 714,557 37,776 1.9
Flowserve Corp. 12,382 595,574 12,258 0.6
General Electric Co. 6,068 964,630 (25,850) (1.3)
Manhattan Associates, Inc. 3,080 759,774 42,904 2.2
McKesson Corp. 1,672 976,515 (22,422) (1.2)
Medpace Holdings, Inc. 2,087 859,531 33,183 1.7
Micron Technology, Inc. 4,565 600,434 (74,410) (3.8)
Microsoft Corp. 1,528 682,940 (2,170) (0.1)
NetApp, Inc. 5,454 702,475 15,053 0.8
NVIDIA Corp. 11,160 1,378,706 (83,030) (4.3)
ServiceNow, Inc. 793 623,829 48,508 2.5
Stryker Corp. 1,970 670,292 (8,767) (0.5)
Texas Roadhouse, Inc. 3,425 588,107 308 0.0(a)
Walmart, Inc. 13,867 938,935 4,021 0.2
Westinghouse Air Brake Technologies Corp. 4,184 661,281 (14,895) (0.8)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Accenture plc (2,298) (697,236) (41,088) (2.1)
Air Products and Chemicals, Inc. (2,722) (702,412) 40,993 2.1
Brown-Forman Corp. (15,907) (687,023) 15,907 0.8
Carrier Global Corp. (15,092) (952,003) 30,788 1.6
Cisco Systems, Inc. (17,453) (829,192) (31,764) (1.6)
Deere & Co. (1,831) (684,117) 10,235 0.5
Dollar General Corp. (5,852) (773,810) (31,250) (1.6)
Honeywell International, Inc. (4,295) (917,154) (6,829) (0.4)
Johnson & Johnson (5,131) (749,947) (1,078) (0.1)
Johnson Controls International plc (9,095) (604,545) 25,830 1.3
Lowe's Cos., Inc. (3,017) (665,128) 19,037 1.0
McDonald's Corp. (3,228) (822,624) (4,293) (0.2)
Newmont Corp. (14,038) (587,771) (13,476) (0.7)
RTX Corp. (8,606) (863,956) 35,112 1.8
Southern Co. (The) (7,772) (602,874) 855 0.0(a)
Southwest Airlines Co. (21,442) (613,456) 3,431 0.2
Starbucks Corp. (8,111) (631,441) 28,226 1.5
Texas Instruments, Inc. (3,894) (757,500) 1,441 0.1
T-Mobile US, Inc. (4,730) (833,331) 5,676 0.3
Toro Co. (The) (9,420) (880,864) 28,731 1.5
Tractor Supply Co. (2,979) (804,330) 58,239 3.0
Verizon Communications, Inc. (15,240) (628,498) (27,127) (1.4)
Visa, Inc. (3,815) (1,001,323) 33,190 1.7
Williams Cos., Inc. (The) (17,029) (723,732) (21,116) (1.1)
(a) Represents less than 0.05% of swap value.

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 10,518,718 $ 10,518,718
CITG
Cash – 2,028,574 2,028,574
CITI
Cash (580,996) – (580,996)
Investment Companies 4,587,125 – 4,587,125
GSCO
Cash – 929,541 929,541
GSIN
Cash (401,538) – (401,538)
U.S. Treasury Bills 13,036,259 – 13,036,259
JPMC
Investment Companies 22,889,668 – 22,889,668
JPMS
Cash – 4,235,692 4,235,692
MLIN
Cash 429,999 – 429,999
MSCL
Cash – 2,561,771 2,561,771
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 3,781,710 $ 3,781,710
JPPC
Cash – 2,202,222 2,202,222
MSCL
Cash – 12,626,145 12,626,145

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.5%
COMMON STOCKS - 53.3%
Australia - 0.8%
AGL Energy Ltd. (2) 9,781 70,477
BHP Group Ltd. (2)(a) 8,261 236,116
BlueScope Steel Ltd. (2) 50,135 680,565
Evolution Mining Ltd. (2) 115,404 269,857
Fortescue Ltd. (2)(a) 8,554 121,779
Harvey Norman Holdings Ltd. (2) 25,082 69,435
Incitec Pivot Ltd. (2) 32,763 63,200
JB Hi-Fi Ltd. (2) 12,777 519,153
Origin Energy Ltd. (2)(a) 6,429 46,514
Pro Medicus Ltd. (2) 360 34,190
Qantas Airways Ltd. (2)* 101,528 395,119
QBE Insurance Group Ltd. (2) 4,410 50,907
South32 Ltd. (2)(a) 101,820 247,025
Westpac Banking Corp. (2) 18,389 332,972
Whitehaven Coal Ltd. (2) 87,167 443,543
3,580,852
Belgium - 0.2%
Ageas SA/NV (2) 5,523 251,997
Anheuser-Busch InBev SA/NV (2)
(a) 212 12,308
Proximus SADP (2) 88,011 700,513
964,818
Brazil - 0.0% †
Yara International ASA (2) 626 18,040
Canada - 1.4%
Agnico Eagle Mines Ltd. (a) 4,732 309,506
Air Canada * 15,654 204,822
Barrick Gold Corp. (a) 20,728 345,757
CAE, Inc. * 2,513 46,676
Canadian Natural Resources Ltd. 5,171 184,191
CCL Industries, Inc., Class B 4,756 250,098
Cenovus Energy, Inc. 24,187 475,413
Empire Co. Ltd., Class A 2,041 52,172
Fairfax Financial Holdings Ltd. 678 771,311
iA Financial Corp., Inc. 1,700 106,756
Imperial Oil Ltd. (a)(b) 2,771 188,940
Magna International, Inc. 5,825 244,147
Manulife Financial Corp. 2,750 73,230
Nutrien Ltd. (a) 10,686 544,044
Pan American Silver Corp. 9,628 191,357
Parkland Corp. 7,438 208,506
Shopify, Inc., Class A * 7,626 503,978
Stantec, Inc. 220 18,418
Suncor Energy, Inc. 25,973 990,089
TFI International, Inc. 1,036 150,427
West Fraser Timber Co. Ltd. 1,282 98,461
Whitecap Resources, Inc. 2,433 17,802
5,976,101
China - 0.4%
BOC Hong Kong Holdings Ltd. (2) 15,000 46,285
NXP Semiconductors NV (a)(b) 4,096 1,102,193
Prosus NV (2)* 14,030 498,886
1,647,364
INVESTMENTS SHARES VALUE ($)
Denmark - 0.3%
AP Moller - Maersk A/S, Class B
(2) 133 230,668
Danske Bank A/S (2) 13,111 391,049
ISS A/S (2)(a) 30,035 515,705
Novo Nordisk A/S, Class B (2)(a) 596 85,279
Royal Unibrew A/S (2)* 662 52,504
1,275,205
Finland - 0.1%
Fortum OYJ (2)(a) 20,936 306,493
Valmet OYJ (2) 1,683 48,166
Wartsila OYJ Abp (2) 6,269 121,533
476,192
France - 1.0%
Air France-KLM (2)*(a)(b) 4,117 36,448
BNP Paribas SA (2) 1,061 67,853
Bouygues SA (2) 546 17,551
Carrefour SA (2) 2,467 34,958
Cie de Saint-Gobain SA (2) 11,170 868,736
Credit Agricole SA (2) 18,103 247,190
Dassault Aviation SA (2) 775 140,343
Eiffage SA (2) 188 17,278
Engie SA (2)(a) 2,914 41,730
Ipsen SA (2) 244 29,978
LVMH Moet Hennessy Louis
Vuitton SE (2)(a) 127 97,509
Renault SA (2) 719 36,874
Rexel SA (2) 12,461 322,348
SCOR SE (2) 10,691 270,999
Societe Generale SA (2) 46,271 1,087,880
TotalEnergies SE (2) 6,949 465,262
Valeo SE (2) 27,418 293,190
Verallia SA (2)(c) 5,833 212,253
4,288,380
Germany - 1.4%
Allianz SE (Registered) (2) 714 198,300
BASF SE (2)(a) 2,145 103,695
Bayer AG (Registered) (2) 9,944 280,302
Bayerische Motoren Werke AG (2) 8,330 787,946
Bechtle AG (2) 375 17,640
Commerzbank AG (2) 38,033 576,894
Continental AG (2) 2,009 113,784
Daimler Truck Holding AG (2) 11,070 441,506
Deutsche Bank AG (Registered)
(2) 48,297 771,910
Deutsche Lufthansa AG
(Registered) (2) 2,904 17,812
Fresenius Medical Care AG (2) 4,889 186,842
Heidelberg Materials AG (2) 1,778 183,799
KION Group AG (2) 3,836 160,243
Mercedes-Benz Group AG (2) 19,348 1,339,104
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 38 18,998
Nemetschek SE (2) 425 41,491
Scout24 SE (2)(c) 1,458 111,397
TeamViewer SE (2)*(c) 13,215 147,913
thyssenkrupp AG (2) 70,894 306,921

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 1.4% (continued)
TUI AG (2)* 15,557 109,968
Zalando SE (2)*(c) 19,421 455,900
6,372,365
Guatemala - 0.0% †
Millicom International Cellular SA,
SDR (2)* 2,114 51,331
Hong Kong - 0.0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 800 25,603
WH Group Ltd. (2)(c) 82,500 54,302
79,905
Italy - 0.7%
Banca Monte dei Paschi di Siena
SpA (2) 82,082 386,980
Banco BPM SpA (2) 81,743 526,082
Eni SpA (2) 3,058 46,955
Intesa Sanpaolo SpA (2) 62,653 232,844
Leonardo SpA (2) 6,657 154,235
Nexi SpA (2)*(c) 2,906 17,715
Poste Italiane SpA (2)(c) 42,319 538,490
UniCredit SpA (2) 9,112 337,199
Unipol Gruppo SpA (2) 107,600 1,067,103
3,307,603
Japan - 3.9%
Chubu Electric Power Co., Inc. (2) 15,400 181,925
Cosmo Energy Holdings Co. Ltd.
(2) 2,000 100,959
Daiichi Sankyo Co. Ltd. (2) 5,400 187,670
ENEOS Holdings, Inc. (2) 55,400 285,501
Fukuoka Financial Group, Inc. (2) 9,800 263,905
Hitachi Construction Machinery
Co. Ltd. (2) 4,800 128,712
Honda Motor Co. Ltd. (2) 45,600 490,200
Inpex Corp. (2) 17,500 256,996
Japan Post Bank Co. Ltd. (2) 36,600 347,516
Japan Post Insurance Co. Ltd. (2) 15,000 291,722
JFE Holdings, Inc. (2) 53,400 770,702
Kansai Paint Co. Ltd. (2) 1,800 29,103
Kawasaki Kisen Kaisha Ltd. (2) 12,000 174,995
KDDI Corp. (2) 5,500 145,703
Kobe Steel Ltd. (2) 8,800 109,472
Kuraray Co. Ltd. (2) 4,600 53,223
Kyowa Kirin Co. Ltd. (2) 5,600 95,988
Lasertec Corp. (2) 200 44,896
Makita Corp. (2) 10,900 298,420
Marubeni Corp. (2) 1,100 20,397
Mazda Motor Corp. (2) 78,800 759,711
McDonald's Holdings Co. Japan
Ltd. (2) 500 19,733
Mitsubishi Gas Chemical Co., Inc.
(2) 6,100 117,014
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 64,900 700,403
Mitsui Chemicals, Inc. (2) 1,800 49,845
Mitsui OSK Lines Ltd. (2) 1,800 54,120
Mizuho Financial Group, Inc. (2) 63,600 1,338,615
INVESTMENTS SHARES VALUE ($)
Japan - 3.9% (continued)
MS&AD Insurance Group
Holdings, Inc. (2) 11,600 258,982
NGK Insulators Ltd. (2) 9,200 118,131
NIPPON EXPRESS HOLDINGS,
Inc. (2) 800 37,024
Nippon Steel Corp. (2) 25,800 546,920
Nippon Yusen KK (2) 12,700 370,547
Nissan Motor Co. Ltd. (2) 209,400 710,905
Nisshin Seifun Group, Inc. (2) 3,800 43,855
Nomura Holdings, Inc. (2) 90,400 522,180
Oji Holdings Corp. (2) 42,700 168,561
ORIX Corp. (2) 15,200 336,891
Panasonic Holdings Corp. (2)(a) 17,300 142,215
Persol Holdings Co. Ltd. (2)(a) 427,300 592,085
Renesas Electronics Corp. (2) 12,200 231,369
Ricoh Co. Ltd. (2) 7,700 65,998
Ryohin Keikaku Co. Ltd. (2) 79,200 1,318,043
SCREEN Holdings Co. Ltd. (2) 4,200 380,767
Shimamura Co. Ltd. (2) 4,400 200,351
Socionext, Inc. (2) 8,000 190,349
Sojitz Corp. (2) 28,280 690,803
Square Enix Holdings Co. Ltd. (2) 17,700 533,315
Stanley Electric Co. Ltd. (2) 1,300 23,294
Subaru Corp. (2) 14,900 316,854
Sumitomo Corp. (2) 8,300 208,512
Sumitomo Heavy Industries Ltd. (2) 800 20,878
Tohoku Electric Power Co., Inc. (2) 2,100 18,982
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 43,500 234,247
Tokyo Electron Ltd. (2) 4,200 919,383
TOPPAN Holdings, Inc. (2)(a) 4,200 116,510
Tosoh Corp. (2) 6,700 87,701
Toyota Tsusho Corp. (2) 21,600 422,131
Trend Micro, Inc. (2) 7,900 322,010
17,467,239
Luxembourg - 0.2%
Aperam SA (2) 8,849 228,774
ArcelorMittal SA (2) 20,325 465,631
694,405
Netherlands - 0.5%
ABN AMRO Bank NV, CVA (2)(c) 5,702 93,648
Argenx SE (2)* 172 74,629
ASML Holding NV (2) 331 337,344
BE Semiconductor Industries NV
(2) 1,736 290,001
ING Groep NV (2) 5,135 88,233
Koninklijke Philips NV (2)* 8,242 207,274
Koninklijke Vopak NV (2) 2,614 108,602
NN Group NV (2) 21,327 991,246
2,190,977
New Zealand - 0.1%
Xero Ltd. (2)* 7,138 645,536
Norway - 0.0% †
TOMRA Systems ASA (2) 4,745 56,563
Russia - 0.0%
Evraz plc (3)* 27,473 –

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.1%
Grab Holdings Ltd., Class A * 89,392 317,341
Singapore Airlines Ltd. (2) 24,600 124,992
STMicroelectronics NV (2) 3,165 123,967
566,300
Spain - 0.5%
Acerinox SA (2) 79,322 826,187
ACS Actividades de Construccion
y Servicios SA (2) 6,006 259,411
Banco Santander SA (2) 136,148 633,466
Bankinter SA (2) 5,634 46,102
Mapfre SA (2) 98,572 227,322
Repsol SA (2) 14,253 226,034
2,218,522
Sweden - 0.5%
Autoliv, Inc. (a)(b) 2,510 268,545
Billerud Aktiebolag (2) 6,116 56,645
Electrolux AB, Class B (2)* 37,087 306,327
Elekta AB, Class B (2) 7,206 44,929
Evolution AB (2)(a)(c) 412 42,885
H & M Hennes & Mauritz AB, Class
B (2) 1,568 24,837
Skanska AB, Class B (2) 1,583 28,558
SKF AB, Class B (2) 14,962 300,695
SSAB AB, Class B (2) 76,115 412,716
Swedbank AB, Class A (2) 7,430 153,045
Trelleborg AB, Class B (2) 5,592 217,619
Volvo Car AB, Class B (2)*(a)(b) 108,166 334,449
2,191,250
Switzerland - 0.5%
ABB Ltd. (Registered) (2) 4,749 263,336
Adecco Group AG (Registered)
(2)(a) 3,305 109,643
Baloise Holding AG (Registered)
(2) 1,341 236,423
DKSH Holding AG 1,221 82,492
Julius Baer Group Ltd. (2) 1,793 100,286
Lonza Group AG (Registered) (2) 834 454,034
Novartis AG (Registered) (2) 8,553 910,652
Sandoz Group AG (2) 1,932 70,031
Temenos AG (Registered) (2) 605 41,691
2,268,588
United Kingdom - 1.6%
abrdn plc (2) 156,991 293,199
Aviva plc (2) 2,947 17,751
Barclays plc (2) 270,595 715,025
British American Tobacco plc (2) 9,253 284,249
BT Group plc (2) 73,310 129,968
Centrica plc (2) 285,203 486,127
CK Hutchison Holdings Ltd. (2) 82,000 391,146
DCC plc (2) 1,357 94,708
Direct Line Insurance Group plc (2) 270,504 685,894
easyJet plc (2) 64,356 371,234
HSBC Holdings plc (2)(a) 84,371 728,292
InterContinental Hotels Group plc
(2)(a) 682 71,662
Intermediate Capital Group plc (2) 6,100 167,288
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.6% (continued)
International Distribution Services
plc (2)* 24,334 98,240
Johnson Matthey plc 4,691 92,921
Legal & General Group plc (2) 29,397 84,180
Marks & Spencer Group plc (2) 138,350 500,237
Melrose Industries plc (2) 10,837 75,474
Ocado Group plc (2)* 9,968 36,206
Persimmon plc (2) 3,524 59,800
Rolls-Royce Holdings plc (2)* 158,622 911,005
Standard Chartered plc (2) 14,883 134,386
Subsea 7 SA (2) 6,280 117,852
Taylor Wimpey plc (2) 27,470 49,191
TechnipFMC plc 5,511 144,113
Travis Perkins plc 2,913 28,317
Vodafone Group plc (2) 316,171 279,760
Whitbread plc (2) 480 18,014
7,066,239
United States - 39.0%
3M Co. 8,468 865,345
AbbVie, Inc. (a)(b) 1,684 288,840
Adient plc * 1,224 30,245
Adobe, Inc. * 2,512 1,395,516
ADT, Inc. 37,267 283,229
Advanced Micro Devices, Inc. *(a)
(b) 3,292 533,995
AGCO Corp. (a)(b) 6,555 641,603
Airbnb, Inc., Class A *(a) 3,697 560,576
Align Technology, Inc. * 1,302 314,342
Allison Transmission Holdings, Inc.
(a)(b) 8,929 677,711
Allstate Corp. (The) 224 35,764
Ally Financial, Inc. 765 30,348
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,637 397,791
Alphabet, Inc., Class A 11,715 2,133,887
Alphabet, Inc., Class C 13,171 2,415,824
Altria Group, Inc. (a)(b) 31,502 1,434,916
Amazon.com, Inc. *(a) 33,115 6,399,473
Amedisys, Inc. *(a)(b) 665 61,047
American Airlines Group, Inc. *(a)
(b) 14,357 162,665
American Express Co. (a)(b) 1,121 259,568
American International Group, Inc. 4,921 365,335
American Tower Corp., REIT (a)(b) 324 62,979
Amkor Technology, Inc. 5,082 203,382
Apellis Pharmaceuticals, Inc. *(a)
(b) 4,403 168,899
Apollo Global Management, Inc. 5,288 624,354
Apple, Inc. 36,868 7,765,137
Applied Materials, Inc. (a)(b) 4,171 984,314
Aptiv plc *(a)(b) 5,718 402,662
Archer-Daniels-Midland Co. 4,670 282,302
Arista Networks, Inc. * 2,867 1,004,826
Arrow Electronics, Inc. *(a)(b) 2,181 263,378
Assurant, Inc. (a)(b) 940 156,275
AT&T, Inc. (a) 58,512 1,118,164
AutoZone, Inc. *(a)(b) 7 20,749
Axis Capital Holdings Ltd. 12,032 850,061
AZEK Co., Inc. (The), Class A * 1,994 84,007

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
Baker Hughes Co., Class A 34,879 1,226,694
Bank of America Corp. (a) 53,940 2,145,194
Bank of New York Mellon Corp.
(The) 2,208 132,237
Bank OZK 14,114 578,674
BellRing Brands, Inc. * 1,668 95,310
Berkshire Hathaway, Inc., Class
B * 3,419 1,390,849
Berry Global Group, Inc. (a)(b) 2,340 137,709
Best Buy Co., Inc. 4,731 398,776
BlackRock, Inc. (a)(b) 666 524,355
Block, Inc., Class A * 1,122 72,358
Booking Holdings, Inc. (a) 403 1,596,485
Boston Beer Co., Inc. (The), Class
A * 837 255,327
BP plc (2) 136,029 819,000
Bristol-Myers Squibb Co. (a) 641 26,621
Broadcom, Inc. 1,441 2,313,568
Bruker Corp. 779 49,708
Builders FirstSource, Inc. * 874 120,970
Burlington Stores, Inc. * 2,296 551,040
Cable One, Inc. (a)(b) 145 51,330
Caesars Entertainment, Inc. *(a)(b) 1,514 60,166
Cardinal Health, Inc. 5,883 578,417
Catalent, Inc. * 355 19,962
Centene Corp. * 12,296 815,225
Cheniere Energy, Inc. (a)(b) 1,879 328,506
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 14,600 914,690
Chubb Ltd. 2,638 672,901
Ciena Corp. * 1,061 51,119
Cigna Group (The) (a) 5,099 1,685,576
Cincinnati Financial Corp. 2,954 348,867
Cisco Systems, Inc. 23,232 1,103,752
Citigroup, Inc. (a) 31,486 1,998,102
Citizens Financial Group, Inc. 33,057 1,191,044
Cleveland-Cliffs, Inc. * 34,961 538,050
CME Group, Inc. 1,020 200,532
CNA Financial Corp. 3,029 139,546
CNH Industrial NV 68,777 696,711
CNO Financial Group, Inc. 1,041 28,857
Coca-Cola Co. (The) (a) 3,795 241,552
Coca-Cola Consolidated, Inc. 538 583,730
Cognizant Technology Solutions
Corp., Class A 1,320 89,760
Coherent Corp. *(a)(b) 4,180 302,883
Coinbase Global, Inc., Class A *(a)
(b) 451 100,226
Colgate-Palmolive Co. (a) 2,415 234,352
Comcast Corp., Class A (a)(b) 40,753 1,595,887
Comfort Systems USA, Inc. (a)(b) 1,103 335,444
Commercial Metals Co. 2,082 114,489
CommVault Systems, Inc. * 2,234 271,587
Concentrix Corp. (a)(b) 2,895 183,196
ConocoPhillips (a)(b) 2,492 285,035
Corebridge Financial, Inc. 1,756 51,135
Costco Wholesale Corp. (a)(b) 278 236,297
Coterra Energy, Inc. 9,306 248,191
Crowdstrike Holdings, Inc., Class
A *(a)(b) 3,036 1,163,365
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
Crown Holdings, Inc. 1,792 133,307
CVS Health Corp. (a)(b) 12,250 723,485
Datadog, Inc., Class A *(a)(b) 893 115,813
DaVita, Inc. * 319 44,204
Deckers Outdoor Corp. *(a)(b) 25 24,199
Dell Technologies, Inc., Class C 2,216 305,609
Delta Air Lines, Inc. (a)(b) 5,716 271,167
Devon Energy Corp. 2,937 139,214
Dick's Sporting Goods, Inc. (a)(b) 3,137 673,984
Discover Financial Services 512 66,975
DocuSign, Inc., Class A * 23,629 1,264,152
Domino's Pizza, Inc. (a) 1,179 608,753
DR Horton, Inc. (a) 758 106,825
DraftKings, Inc., Class A *(a)(b) 33,384 1,274,267
Duolingo, Inc., Class A * 172 35,891
Eaton Corp. plc 1,088 341,142
Edwards Lifesciences Corp. *(a)(b) 1,693 156,382
Elevance Health, Inc. (a) 158 85,614
Eli Lilly & Co. (a) 1,596 1,444,986
EMCOR Group, Inc. (a)(b) 580 211,746
EnerSys (a)(b) 4,422 457,765
Enphase Energy, Inc. *(a)(b) 171 17,050
EOG Resources, Inc. (a)(b) 2,015 253,628
Equinix, Inc., REIT (a)(b) 61 46,153
Etsy, Inc. *(a)(b) 8,323 490,891
Everest Group Ltd. 2,092 797,094
Exelixis, Inc. * 17,217 386,866
Exxon Mobil Corp. 18,063 2,079,413
Federated Hermes, Inc., Class B 13,807 453,974
Fidelity National Information
Services, Inc. 5,970 449,899
First Horizon Corp. 42,396 668,585
Fiserv, Inc. *(a)(b) 739 110,141
Flowserve Corp. (a)(b) 13,657 656,902
FMC Corp. (a)(b) 10,200 587,010
Ford Motor Co. (a) 46,667 585,204
Fortinet, Inc. * 14,324 863,307
Fortive Corp. 422 31,270
Franklin Resources, Inc. (a)(b) 10,825 241,939
Freeport-McMoRan, Inc. (a) 359 17,447
Garmin Ltd. (a) 2,830 461,064
Gartner, Inc. *(a)(b) 311 139,658
Gates Industrial Corp. plc *(a)(b) 55,079 870,799
General Dynamics Corp. 1,450 420,703
General Electric Co. 11,875 1,887,769
General Motors Co. 37,520 1,743,179
Genuine Parts Co. 976 135,000
Gilead Sciences, Inc. 3,091 212,074
Gitlab, Inc., Class A * 1,888 93,871
Global Payments, Inc. 4,877 471,606
Globe Life, Inc. 2,631 216,479
GoDaddy, Inc., Class A *(a)(b) 5,532 772,876
Goodyear Tire & Rubber Co. (The)
* 17,319 196,571
H&R Block, Inc. (a)(b) 7,580 411,063
Hasbro, Inc. (a)(b) 3,280 191,880
Hawaiian Electric Industries, Inc. 30,077 271,295
HealthEquity, Inc. *(a)(b) 2,017 173,865
Hewlett Packard Enterprise Co. 17,679 374,264
Hexcel Corp. (a)(b) 10,338 645,608

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
HF Sinclair Corp. 7,247 386,555
Holcim AG (2)(a) 1,393 123,130
Home Depot, Inc. (The) (a)(b) 1,384 476,428
Howmet Aerospace, Inc. (a)(b) 2,563 198,966
Huntington Bancshares, Inc. (a)(b) 11,354 149,646
Huntington Ingalls Industries, Inc.
(a)(b) 2,284 562,618
Huntsman Corp. 2,392 54,466
Incyte Corp. *(a)(b) 4,937 299,281
Inspire Medical Systems, Inc. *(a)
(b) 1,900 254,277
Insulet Corp. * 1,936 390,685
Intel Corp. 1,970 61,011
International Paper Co. (a)(b) 2,788 120,302
Invesco Ltd. 8,098 121,146
Jabil, Inc. 456 49,608
Jacobs Solutions, Inc. (a)(b) 170 23,751
James Hardie Industries plc,
CHESS (2)* 5,622 175,955
Jazz Pharmaceuticals plc * 604 64,465
Johnson & Johnson (a)(b) 8,817 1,288,693
JPMorgan Chase & Co. (a)(b) 111 22,451
KB Home 3,577 251,034
Kemper Corp. 959 56,897
Keurig Dr Pepper, Inc. (a)(b) 523 17,468
KLA Corp. 713 587,876
Knife River Corp. * 435 30,511
Kohl's Corp. 16,225 373,013
Kraft Heinz Co. (The) (a)(b) 5,087 163,903
Kroger Co. (The) 7,272 363,091
Kyndryl Holdings, Inc. * 1,228 32,309
L3Harris Technologies, Inc. 512 114,985
Lam Research Corp. (a)(b) 559 595,251
Lantheus Holdings, Inc. *(a)(b) 2,237 179,609
Las Vegas Sands Corp. (a)(b) 9,033 399,710
Leggett & Platt, Inc. 16,918 193,880
Lennar Corp., Class A (a)(b) 3,109 465,946
Lincoln National Corp. 17,166 533,863
Lockheed Martin Corp. 586 273,721
Lululemon Athletica, Inc. *(a) 488 145,766
LyondellBasell Industries NV, Class
A (a) 1,068 102,165
Manhattan Associates, Inc. * 274 67,590
Marathon Petroleum Corp. 3,809 660,785
Marriott Vacations Worldwide Corp.
(a)(b) 2,727 238,122
Marvell Technology, Inc. (a)(b) 4,146 289,805
Mastercard, Inc., Class A 519 228,962
McKesson Corp. (a)(b) 588 343,416
Medpace Holdings, Inc. *(a)(b) 1,736 714,972
Medtronic plc (a) 1,443 113,579
Merck & Co., Inc. (a) 1,109 137,294
Meta Platforms, Inc., Class A 5,130 2,586,648
MetLife, Inc. 3,967 278,444
Micron Technology, Inc. (a)(b) 4,142 544,797
Microsoft Corp. 12,317 5,505,082
Mister Car Wash, Inc. *(a)(b) 27,016 192,354
Molina Healthcare, Inc. *(a)(b) 273 81,163
Molson Coors Beverage Co., Class
B (a)(b) 4,690 238,393
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
Monolithic Power Systems, Inc. 345 283,480
Mosaic Co. (The) 10,456 302,178
Murphy Oil Corp. (a)(b) 549 22,641
Natera, Inc. * 6,817 738,213
NCR Voyix Corp. *(a)(b) 1,398 17,265
NetApp, Inc. (a)(b) 4,609 593,639
Netflix, Inc. *(a)(b) 2,178 1,469,889
Neurocrine Biosciences, Inc. * 3,394 467,252
Northern Trust Corp. (a)(b) 2,322 195,002
NOV, Inc. 41,654 791,843
Novocure Ltd. * 2,669 45,720
Nutanix, Inc., Class A * 2,287 130,016
NVIDIA Corp. 73,370 9,064,129
Olin Corp. (a)(b) 2,829 133,387
Ollie's Bargain Outlet Holdings,
Inc. * 8,132 798,318
ON Semiconductor Corp. *(a)(b) 4,547 311,697
OneMain Holdings, Inc. (a)(b) 421 20,414
Organon & Co. (a)(b) 13,426 277,918
Ovintiv, Inc. 11,731 549,832
Owens Corning 3,628 630,256
PACCAR, Inc. 2,801 288,335
Palantir Technologies, Inc., Class
A * 2,409 61,020
Paramount Global, Class B (a)(b) 32,462 337,280
Park Hotels & Resorts, Inc., REIT
(a) 32,478 486,520
PayPal Holdings, Inc. * 12,386 718,760
Pegasystems, Inc. 2,975 180,077
Penumbra, Inc. *(a)(b) 1,357 244,219
PepsiCo, Inc. (a)(b) 1,803 297,369
Pfizer, Inc. (a) 3,082 86,234
PG&E Corp. (a)(b) 1,678 29,298
Playtika Holding Corp. 44,597 350,978
Popular, Inc. 2,472 218,599
PPG Industries, Inc. (a) 5,375 676,659
Progressive Corp. (The) (a) 696 144,566
Prologis, Inc., REIT (a) 1,198 134,547
Prosperity Bancshares, Inc. (a)(b) 2,619 160,126
Prudential Financial, Inc. (a)(b) 460 53,907
Public Storage, REIT (a)(b) 1,536 441,830
Pure Storage, Inc., Class A *(a)(b) 3,224 207,013
QUALCOMM, Inc. 3,322 661,676
Ralph Lauren Corp., Class A (a)(b) 8,493 1,486,785
Rambus, Inc. * 6,939 407,736
Reinsurance Group of America,
Inc. 799 164,011
RenaissanceRe Holdings Ltd. 407 90,969
ResMed, Inc. (a)(b) 753 144,139
Rivian Automotive, Inc., Class A
*(a)(b) 20,390 273,634
Robert Half, Inc. (a) 3,369 215,549
Robinhood Markets, Inc., Class A * 16,360 371,536
ROBLOX Corp., Class A *(a)(b) 1,071 39,852
Roche Holding AG (2)(a) 643 178,149
Roku, Inc., Class A *(a)(b) 4,055 243,016
Ross Stores, Inc. (a)(b) 7,159 1,040,346
Royal Gold, Inc. 1,794 224,537
RTX Corp. 175 17,568
Salesforce, Inc. (a)(b) 4,457 1,145,895

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
Scotts Miracle-Gro Co. (The) 8,356 543,641
Sensata Technologies Holding plc 1,502 56,160
ServiceNow, Inc. * 518 407,495
Shell plc (2) 38,486 1,380,416
Signify NV (2)(c) 16,324 405,415
Sirius XM Holdings, Inc. 9,421 26,661
Skechers USA, Inc., Class A *(a) 7,878 544,527
Skyworks Solutions, Inc. (a)(b) 2,862 305,032
SLM Corp. 8,945 185,967
Smartsheet, Inc., Class A * 12,116 534,073
Snap, Inc., Class A * 24,902 413,622
Snowflake, Inc., Class A *(a)(b) 8,351 1,128,137
Sotera Health Co. *(a)(b) 8,559 101,595
SS&C Technologies Holdings, Inc.
(a) 1,732 108,544
State Street Corp. 2,835 209,790
Stellantis NV (2) 25,602 506,118
Super Micro Computer, Inc. *(a)(b) 360 294,966
Swiss Re AG (2) 7,803 967,392
Synchrony Financial 9,665 456,091
Tapestry, Inc. (a)(b) 12,015 514,122
Target Corp. 8,162 1,208,302
Taylor Morrison Home Corp., Class
A * 971 53,832
TD SYNNEX Corp. 3,284 378,974
TE Connectivity Ltd. 436 65,587
Tenet Healthcare Corp. * 1,703 226,550
Teradata Corp. *(a)(b) 9,005 311,213
Terex Corp. 10,296 564,633
Tesla, Inc. *(a)(b) 4,997 988,806
Texas Capital Bancshares, Inc.
*(a)(b) 4,895 299,280
Texas Roadhouse, Inc., Class A 7,114 1,221,545
Textron, Inc. 3,706 318,197
Thermo Fisher Scientific, Inc. (a) 63 34,839
Toast, Inc., Class A *(a)(b) 4,335 111,713
Toll Brothers, Inc. 7,475 860,971
Trade Desk, Inc. (The), Class A * 2,399 234,310
Trimble, Inc. *(a)(b) 7,616 425,887
TripAdvisor, Inc. * 8,481 151,047
Twilio, Inc., Class A * 6,412 364,266
Uber Technologies, Inc. *(a) 10,863 789,523
Ulta Beauty, Inc. * 180 69,457
United Parcel Service, Inc., Class
B (a) 2,071 283,416
United Therapeutics Corp. * 1,075 342,441
Unum Group 7,822 399,782
US Bancorp (a)(b) 3,205 127,239
Vail Resorts, Inc. (a)(b) 246 44,312
Valaris Ltd. * 2,517 187,517
Valero Energy Corp. (a)(b) 6,994 1,096,379
Valley National Bancorp (a)(b) 105,434 735,929
Veeva Systems, Inc., Class A * 483 88,394
VeriSign, Inc. * 1,138 202,336
Verizon Communications, Inc. (a) 14,819 611,136
Vertex Pharmaceuticals, Inc. *(a)
(b) 1,204 564,339
Vertiv Holdings Co., Class A 8,810 762,682
Vestis Corp. 12,291 150,319
Victoria's Secret & Co. *(a)(b) 8,457 149,435
INVESTMENTS SHARES VALUE ($)
United States - 39.0% (continued)
Virtu Financial, Inc., Class A 14,117 316,927
Walmart, Inc. (a) 15,018 1,016,869
Walt Disney Co. (The) 6,885 683,612
Wells Fargo & Co. (a)(b) 869 51,610
Wendy's Co. (The) 45,014 763,437
WESCO International, Inc. 2,415 382,826
Western Union Co. (The) (a)(b) 63,136 771,522
Westinghouse Air Brake
Technologies Corp. (a)(b) 112 17,702
Whirlpool Corp. (a)(b) 1,937 197,961
Willis Towers Watson plc 874 229,110
Wingstop, Inc. 2,501 1,057,073
Woodward, Inc. 1,772 309,001
Workday, Inc., Class A * 1,899 424,540
Wynn Resorts Ltd. (a)(b) 10,915 976,893
Zions Bancorp NA 2,048 88,822
Zoom Video Communications, Inc.,
Class A *(a)(b) 9,524 563,726
Zscaler, Inc. *(a)(b) 981 188,538
172,232,926
Zambia - 0.1%
First Quantum Minerals Ltd. 19,615 257,653
TOTAL COMMON STOCKS
(Cost $194,678,690) 235,894,354
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Volkswagen AG (Preference) (2)
(Cost $444,149) 3,445 388,988
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 8.6%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(d)(e) EUR 2,912,697 3,113,988
French Republic
0.10%, 3/1/2029 (2)(d)(e) 7,961,184 8,164,832
0.10%, 7/25/2031 (2)(d)(e) 4,665,492 4,706,212
0.10%, 3/1/2032 (2)(d)(e) 2,286,680 2,271,912
0.10%, 3/1/2036 (2)(d)(e) 3,534,155 3,346,801
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2029 (2)(d)(e) GBP 3,243,200 4,039,422
0.13%, 8/10/2031 (2)(d)(e) 1,966,935 2,445,501
1.25%, 11/22/2032 (2)(d)(e) 3,191,598 4,288,995
0.75%, 11/22/2033 (2)(d)(e) 1,447,992 1,855,319
0.75%, 3/22/2034 (2)(d)(e) 2,984,130 3,804,303
Cost: $38,759,855 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $38,759,855) 38,037,285
U.S. TREASURY OBLIGATIONS - 11.0%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 (2)(e) $ 3,069,563 3,019,471
0.50%, 1/15/2028 (2)(e) 1,016,920 958,206
1.25%, 4/15/2028 (2)(e) 3,136,020 3,028,746
0.75%, 7/15/2028 (2)(e) 874,377 830,866
2.38%, 10/15/2028 (2)(e) 3,480,512 3,525,915
2.13%, 4/15/2029 (2)(e) 1,419,194 1,420,831
0.25%, 7/15/2029 (2)(e) 735,468 675,326

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 11.0% (continued)
0.13%, 1/15/2030 (2)(e) $ 731,214 658,076
0.13%, 7/15/2030 (2)(e) 4,891,720 4,376,747
0.13%, 1/15/2031 (2)(e) 4,938,409 4,358,901
0.13%, 7/15/2031 (2)(e) 5,264,370 4,622,573
0.13%, 1/15/2032 (2)(e) 5,655,550 4,895,992
0.63%, 7/15/2032 (2)(e) 5,072,052 4,547,720
1.13%, 1/15/2033 (2)(e) 4,210,440 3,895,361
1.38%, 7/15/2033 (2)(e) 4,749,040 4,484,146
1.75%, 1/15/2034 (2)(e) 3,264,096 3,166,959
Cost: $49,430,486 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,430,486) 48,465,836
SHARES
SHORT-TERM INVESTMENTS - 33.5%
INVESTMENT COMPANIES - 19.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(f)(g) 8,285,772 8,285,772
Limited Purpose Cash Investment
Fund, 5.33% (f) 78,274,605 78,243,296
TOTAL INVESTMENT COMPANIES
(Cost $86,521,150) 86,529,068
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 14.0%
U.S. Treasury Bills
5.11%, 7/18/2024 (2)(h) $ 8,032,000 8,012,049
5.15%, 7/25/2024 (2)(h) 6,791,000 6,767,299
5.18%, 8/8/2024 (2)(h) 673,000 669,276
5.27%, 8/29/2024 (2)(h) 3,481,000 3,451,020
5.23%, 9/12/2024 (2)(h) 2,764,000 2,734,643
5.27%, 9/19/2024 (2)(h) 12,411,000 12,267,206
5.26%, 10/3/2024 (2)(h) 1,738,000 1,714,515
5.30%, 10/31/2024 (2)(h) 5,518,000 5,421,228
5.29%, 11/7/2024 (2)(h)(i) 11,990,000 11,767,875
5.28%, 12/12/2024 (2)(h) 776,000 757,894
5.29%, 12/19/2024 (2)(h)(i) 5,371,000 5,240,492
5.28%, 12/26/2024 (2)(h) 3,160,000 3,080,081
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,889,254) 61,883,578
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,410,404) 148,412,646
TOTAL LONG POSITIONS
(Cost $431,723,584) 471,199,109
SHARES
SHORT POSITIONS - (12.4)%
COMMON STOCKS - (12.2)%
Australia - (0.4)%
ALS Ltd. (2) (6,357) (59,206)
Cleanaway Waste Management
Ltd. (2) (31,411) (57,968)
Domino's Pizza Enterprises Ltd. (2) (6,033) (143,950)
Liontown Resources Ltd. (2) (276,387) (165,942)
Lynas Rare Earths Ltd. (2) (109,922) (433,041)
Mineral Resources Ltd. (2) (4,625) (165,462)
INVESTMENTS SHARES VALUE ($)
Australia - (0.4)% (continued)
New Hope Corp. Ltd. (2) (11,951) (38,708)
NEXTDC Ltd. (2) (14,552) (169,894)
Pilbara Minerals Ltd. (2) (163,513) (332,715)
Treasury Wine Estates Ltd. (2) (6,759) (55,926)
(1,622,812)
Belgium - (0.0)% †
Liberty Global Ltd., Class C (3,812) (68,044)
Lotus Bakeries NV (8) (82,506)
UCB SA (2) (329) (48,852)
(199,402)
Brazil - (0.2)%
MercadoLibre, Inc. (489) (803,623)
Burkina Faso - (0.1)%
Endeavour Mining plc (2) (16,310) (347,093)
Canada - (0.3)%
Cameco Corp. (361) (17,762)
Element Fleet Management Corp. (1,441) (26,217)
RB Global, Inc. (4,994) (380,888)
Restaurant Brands International,
Inc. (9,467) (667,094)
Teck Resources Ltd., Class B (954) (45,718)
(1,137,679)
Chile - (0.3)%
Antofagasta plc (2) (5,539) (147,205)
Lundin Mining Corp. (87,204) (970,810)
(1,118,015)
Denmark - (0.2)%
Coloplast A/S, Class B (2) (2,830) (340,203)
DSV A/S (2) (1,677) (257,416)
Orsted A/S (2)(c) (8,784) (466,620)
(1,064,239)
France - (0.0)% †
Edenred SE (2) (601) (25,490)
Sartorius Stedim Biotech (2) (1,034) (170,880)
(196,370)
Germany - (0.1)%
Siemens Healthineers AG (2)(c) (3,517) (202,541)
Wacker Chemie AG (2) (236) (25,711)
(228,252)
Italy - (0.2)%
Davide Campari-Milano NV (2) (4,850) (45,919)
Ferrari NV (2) (410) (167,318)
Infrastrutture Wireless Italiane SpA
(2)(c) (28,491) (296,752)
Moncler SpA (2) (3,520) (215,931)
Reply SpA (2) (644) (94,957)
Telecom Italia SpA (2) (159,768) (38,213)
(859,090)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (1.2)%
Advantest Corp. (2) (33,300) (1,349,513)
Aeon Co. Ltd. (2) (900) (19,263)
Ajinomoto Co., Inc. (2) (8,400) (295,640)
Allegro MicroSystems, Inc. (6,404) (180,849)
Asahi Intecc Co. Ltd. (2) (12,700) (178,295)
BayCurrent Consulting, Inc. (2) (3,500) (70,856)
Chugai Pharmaceutical Co. Ltd. (2) (700) (24,926)
Eisai Co. Ltd. (2) (4,900) (201,702)
Ibiden Co. Ltd. (2) (1,800) (73,678)
Japan Airport Terminal Co. Ltd. (2) (600) (20,514)
Keyence Corp. (2) (200) (87,536)
Nexon Co. Ltd. (2) (19,900) (370,225)
Nissan Chemical Corp. (2) (800) (25,428)
Nitori Holdings Co. Ltd. (2) (1,500) (158,801)
Nomura Research Institute Ltd. (2) (17,300) (488,963)
NTT Data Group Corp. (2) (6,300) (93,070)
Omron Corp. (2) (5,000) (173,141)
Rakuten Group, Inc. (2) (121,000) (626,832)
Suzuki Motor Corp. (2) (23,300) (268,990)
Sysmex Corp. (2) (18,800) (303,469)
Terumo Corp. (2) (13,300) (220,583)
Yaskawa Electric Corp. (2) (1,100) (39,665)
ZOZO, Inc. (2) (16,800) (420,027)
(5,691,966)
Netherlands - (0.0)% †
Adyen NV (2)(c) (63) (74,823)
IMCD NV (2) (218) (30,051)
(104,874)
Norway - (0.0)% †
Salmar ASA (2) (416) (21,817)
Schibsted ASA, Class A (616) (18,185)
(40,002)
South Africa - (0.0)% †
Anglo American plc (2) (573) (18,107)
Spain - (0.1)%
Acciona SA (2) (231) (27,338)
Cellnex Telecom SA (2)(c) (5,101) (165,907)
Grifols SA (2) (3,868) (32,712)
(225,957)
Sweden - (0.1)%
Beijer Ref AB, Class B (2) (4,536) (70,012)
Epiroc AB, Class A (2) (3,453) (69,189)
EQT AB (2) (1,908) (55,938)
Lifco AB, Class B (2) (5,995) (164,546)
Swedish Orphan Biovitrum AB (4,535) (121,344)
(481,029)
Switzerland - (0.2)%
Bachem Holding AG, Class B (2) (242) (22,113)
Barry Callebaut AG (Registered)
(2) (137) (223,340)
SIG Group AG (2) (6,839) (125,672)
Sika AG (Registered) (2) (485) (138,448)
INVESTMENTS SHARES VALUE ($)
Switzerland - (0.2)% (continued)
Straumann Holding AG
(Registered) (2) (1,622) (200,217)
(709,790)
United Kingdom - (0.1)%
Flutter Entertainment plc (2) (1,279) (232,648)
JD Sports Fashion plc (2) (18,287) (27,460)
Rentokil Initial plc (2) (7,697) (44,701)
(304,809)
United States - (8.7)%
AAON, Inc. (6,384) (556,940)
Advance Auto Parts, Inc. (8,654) (548,058)
Affirm Holdings, Inc., Class A (25,306) (764,494)
Albemarle Corp. (3,536) (337,759)
AppLovin Corp., Class A (1,878) (156,287)
Arcadium Lithium plc (54,091) (181,746)
Arrowhead Pharmaceuticals, Inc. (17,424) (452,850)
Aspen Technology, Inc. (1,384) (274,904)
Atlassian Corp., Class A (2,624) (464,133)
Avis Budget Group, Inc. (385) (40,240)
Axon Enterprise, Inc. (804) (236,569)
Azenta, Inc. (5,061) (266,310)
Bath & Body Works, Inc. (4,832) (188,690)
Belden, Inc. (1,565) (146,797)
Bentley Systems, Inc., Class B (1,902) (93,883)
BILL Holdings, Inc. (4,276) (225,003)
Biogen, Inc. (587) (136,078)
Bio-Techne Corp. (2,772) (198,614)
BJ's Wholesale Club Holdings, Inc. (2,193) (192,633)
Blue Owl Capital, Inc., Class A (7,104) (126,096)
Bright Horizons Family Solutions,
Inc. (2,892) (318,351)
BRP, Inc. (7,821) (501,086)
Brunswick Corp. (7,754) (564,259)
Carnival Corp. (31,129) (582,735)
Celanese Corp., Class A (1,207) (162,812)
Certara, Inc. (15,986) (221,406)
Chart Industries, Inc. (2,003) (289,113)
Choice Hotels International, Inc. (6,443) (766,717)
Churchill Downs, Inc. (1,903) (265,659)
Clarivate plc (59,683) (339,596)
Columbia Sportswear Co. (1,116) (88,253)
Confluent, Inc., Class A (1,720) (50,792)
Coty, Inc., Class A (15,987) (160,190)
Crocs, Inc. (930) (135,724)
Dayforce, Inc. (3,120) (154,752)
Dexcom, Inc. (164) (18,594)
Dollar Tree, Inc. (956) (102,072)
DoubleVerify Holdings, Inc. (6,944) (135,200)
Dropbox, Inc., Class A (9,378) (210,724)
Elanco Animal Health, Inc. (10,811) (156,003)
Elastic NV (511) (58,208)
elf Beauty, Inc. (224) (47,201)
EQT Corp. (10,059) (371,982)
Extra Space Storage, Inc., REIT (3,005) (467,007)
Fifth Third Bancorp (7,374) (269,077)
First Financial Bankshares, Inc. (15,132) (446,848)
First Solar, Inc. (174) (39,230)
Five9, Inc. (4,817) (212,430)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Floor & Decor Holdings, Inc., Class
A (1,132) (112,532)
Frontier Communications Parent,
Inc. (9,414) (246,459)
FTI Consulting, Inc. (1,572) (338,813)
Gap, Inc. (The) (1,355) (32,371)
GCI Liberty, Inc. Escrow, Class
A (3) (114) –
Glacier Bancorp, Inc. (2,485) (92,740)
Globant SA (164) (29,235)
Globus Medical, Inc., Class A (7,559) (517,716)
Harley-Davidson, Inc. (4,841) (162,367)
Hayward Holdings, Inc. (13,193) (162,274)
HEICO Corp. (80) (17,889)
Helen of Troy Ltd. (1,320) (122,417)
Hilton Grand Vacations, Inc. (11,077) (447,843)
Howard Hughes Holdings, Inc. (701) (45,439)
Hyatt Hotels Corp., Class A (848) (128,828)
IAC, Inc. (6,768) (317,081)
ICU Medical, Inc. (629) (74,694)
Ionis Pharmaceuticals, Inc. (20,891) (995,665)
Kinsale Capital Group, Inc. (656) (252,744)
Lamb Weston Holdings, Inc. (755) (63,480)
Lancaster Colony Corp. (375) (70,864)
Lattice Semiconductor Corp. (4,780) (277,192)
Liberty Broadband Corp., Class C (2,209) (121,097)
Lithia Motors, Inc., Class A (256) (64,627)
Live Nation Entertainment, Inc. (698) (65,431)
Lowe's Cos., Inc. (2,030) (447,534)
Lumentum Holdings, Inc. (10,380) (528,550)
Lyft, Inc., Class A (2,431) (34,277)
MACOM Technology Solutions
Holdings, Inc. (5,355) (596,922)
Macy's, Inc. (17,871) (343,123)
Maravai LifeSciences Holdings,
Inc., Class A (14,581) (104,400)
Masimo Corp. (2,252) (283,617)
Mercury Systems, Inc. (6,290) (169,767)
MGM Resorts International (28,225) (1,254,318)
Moderna, Inc. (1,199) (142,381)
MongoDB, Inc., Class A (1,517) (379,189)
MP Materials Corp. (45,733) (582,181)
nCino, Inc. (4,987) (156,841)
Neogen Corp. (36,408) (569,057)
New Fortress Energy, Inc. (34,357) (755,167)
New York Community Bancorp,
Inc. (198,040) (637,689)
Newmont Corp. (1,755) (73,482)
NIKE, Inc., Class B (7,539) (568,214)
Norwegian Cruise Line Holdings
Ltd. (17,980) (337,844)
Novanta, Inc. (687) (112,057)
Okta, Inc., Class A (2,265) (212,027)
Option Care Health, Inc. (10,192) (282,318)
Ormat Technologies, Inc. (2,213) (158,672)
Paycor HCM, Inc. (4,782) (60,731)
Paylocity Holding Corp. (1,873) (246,955)
Peloton Interactive, Inc., Class A (52,294) (176,754)
Penn Entertainment, Inc. (14,696) (284,441)
Permian Resources Corp., Class A (17,276) (279,007)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Pinterest, Inc., Class A (1,941) (85,540)
Planet Fitness, Inc., Class A (16,600) (1,221,594)
Plug Power, Inc. (75,821) (176,663)
Power Integrations, Inc. (255) (17,898)
Progyny, Inc. (738) (21,114)
QuantumScape Corp. (138,092) (679,413)
R1 RCM, Inc. (9,031) (113,429)
Range Resources Corp. (1,140) (38,224)
Regions Financial Corp. (26,724) (535,549)
Repligen Corp. (2,325) (293,090)
Revvity, Inc. (976) (102,343)
RH (4,294) (1,049,625)
Roivant Sciences Ltd. (27,847) (294,343)
Saia, Inc. (856) (405,992)
Shift4 Payments, Inc., Class A (4,851) (355,821)
Silicon Laboratories, Inc. (1,456) (161,077)
Simpson Manufacturing Co., Inc. (780) (131,453)
SiteOne Landscape Supply, Inc. (264) (32,052)
SoFi Technologies, Inc. (6,504) (42,991)
Southwest Gas Holdings, Inc. (860) (60,527)
Spirit AeroSystems Holdings, Inc.,
Class A (11,028) (362,490)
Sprouts Farmers Market, Inc. (1,075) (89,935)
Starbucks Corp. (3,814) (296,920)
Sunrun, Inc. (14,453) (171,413)
Take-Two Interactive Software, Inc. (3,604) (560,386)
Tandem Diabetes Care, Inc. (1,753) (70,628)
Tempur Sealy International, Inc. (5,385) (254,926)
Toro Co. (The) (4,213) (393,958)
Trex Co., Inc. (1,951) (144,608)
Tyler Technologies, Inc. (236) (118,656)
Unity Software, Inc. (12,752) (207,348)
Valvoline, Inc. (1,217) (52,574)
Viasat, Inc. (7,731) (98,184)
Vornado Realty Trust, REIT (15,479) (406,943)
Waters Corp. (631) (183,066)
West Pharmaceutical Services,
Inc. (718) (236,502)
Williams-Sonoma, Inc. (3,786) (1,069,053)
Wolfspeed, Inc. (19,989) (454,950)
YETI Holdings, Inc. (13,718) (523,342)
ZoomInfo Technologies, Inc., Class
A (1,779) (22,718)
(38,798,756)
TOTAL COMMON STOCKS
(Proceeds $(57,128,757)) (53,951,865)
PREFERRED STOCKS - (0.2)%
Germany - (0.2)%
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (629,369)
Sartorius AG (Preference) (2) (652) (152,624)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171)) (781,993)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(58,171,928)) (54,733,858)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.1%
(Cost $373,551,656) 416,465,251
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.9% ‡ 25,984,169
NET ASSETS - 100.0% 442,449,420
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 14,039,094 3.2%
Consumer Discretionary 24,600,352 5.6
Consumer Staples 6,269,185 1.4
Energy 13,215,555 3.0
Financials 38,025,987 8.6
Foreign Government Securities 38,037,285 8.6
Health Care 9,748,454 2.2
Industrials 21,170,991 4.8
Information Technology 45,062,136 10.2
Materials 8,191,157 1.8
Real Estate 252,641 0.0 †
Utilities 973,932 0.2
Investment Companies 86,529,068 19.5
U.S. Treasury Obligations 110,349,414 25.0
Total Investments In Securities
At Value 416,465,251 94.1
Other Assets in Excess of
Liabilities ‡ 25,984,169 5.9
Net Assets
$ 442,449,420 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $59,558,553, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2024 amounted to $41,526,561.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $243,906, which represents 0.06% of net assets of the Fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2024 amounted to $38,037,285, which represents 8.60% of net assets of the Fund.
(e) Inflation protected security.
(f) Represents 7-day effective yield as of June 30, 2024.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 07/19/2024 EUR (2,222,928) $ 10,602

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly MSCS 09/18/2024 CAD (7,290,304) $ 20,280
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.21%)
Monthly BANA 09/18/2024 EUR (2,600,888) –
MSCI Germany
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.30%)
Monthly BANA 09/18/2024 EUR (13,200,516) 247,087
Total unrealized appreciation 277,969
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 10,580,240 (52,974)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.34%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2024 EUR 3,074,626 (82,970)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.38%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2024 SEK 9,550,229 (20,024)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.45%)
Increases in
total return of
reference entity
Monthly BANA 09/18/2024 CHF 3,371,234 (57,817)
Total unrealized depreciation (213,785)
Net unrealized appreciation $ 64,184

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 23 7/2024 USD $ 1,955,000 $ 48,983
Hang Seng Index 46 7/2024 HKD 5,192,565 (78,349)
IBEX 35 Index 152 7/2024 EUR 17,704,431 (199,878)
LME Aluminum Base Metal 1 7/2024 USD 62,258 1,182
LME Aluminum Base Metal 2 7/2024 USD 124,757 (4,874)
LME Aluminum Base Metal 2 7/2024 USD 124,391 5,823
LME Aluminum Base Metal 3 7/2024 USD 187,483 (5,518)
LME Aluminum Base Metal 3 7/2024 USD 186,944 (13,122)
LME Aluminum Base Metal 3 7/2024 USD 186,995 (7,401)
LME Aluminum Base Metal 4 7/2024 USD 249,052 (16,783)
LME Aluminum Base Metal 4 7/2024 USD 249,055 (5,402)
LME Aluminum Base Metal 4 7/2024 USD 249,052 (7,696)
LME Aluminum Base Metal 5 7/2024 USD 312,355 (8,794)
LME Aluminum Base Metal 7 7/2024 USD 436,485 (18,623)
LME Aluminum Base Metal 8 7/2024 USD 498,104 (22,077)
LME Copper Base Metal 1 7/2024 USD 236,400 11,116
LME Copper Base Metal 1 7/2024 USD 236,457 11,329
LME Copper Base Metal 1 7/2024 USD 237,744 (13,147)
LME Copper Base Metal 1 7/2024 USD 237,793 (13,683)
LME Copper Base Metal 1 7/2024 USD 237,193 350
LME Copper Base Metal 1 7/2024 USD 237,249 (8,479)
LME Copper Base Metal 1 7/2024 USD 236,582 3,640
LME Copper Base Metal 2 7/2024 USD 474,423 (10,582)
LME Copper Base Metal 2 7/2024 USD 473,664 1,439
LME Copper Base Metal 2 7/2024 USD 475,094 (20,979)
LME Copper Base Metal 14 7/2024 USD 3,324,962 (103,772)
LME Lead Base Metal 1 7/2024 USD 54,419 3,287
LME Lead Base Metal 1 7/2024 USD 54,939 (533)
LME Lead Base Metal 1 7/2024 USD 54,616 399
LME Lead Base Metal 2 7/2024 USD 109,457 1,658
LME Lead Base Metal 2 7/2024 USD 109,618 1,908
LME Lead Base Metal 3 7/2024 USD 164,118 722
LME Lead Base Metal 4 7/2024 USD 219,172 167
LME Lead Base Metal 4 7/2024 USD 217,929 5,412
LME Lead Base Metal 5 7/2024 USD 273,643 514
LME Nickel Base Metal 1 7/2024 USD 102,397 (4,664)
LME Nickel Base Metal 1 7/2024 USD 102,559 (12,794)
LME Nickel Base Metal 1 7/2024 USD 102,325 (3,839)
LME Nickel Base Metal 1 7/2024 USD 102,559 (13,406)
LME Nickel Base Metal 1 7/2024 USD 102,589 (12,350)
LME Nickel Base Metal 1 7/2024 USD 102,574 (12,179)
LME Nickel Base Metal 2 7/2024 USD 204,483 (97)
LME Nickel Base Metal 2 7/2024 USD 204,537 (853)
LME Zinc Base Metal 1 7/2024 USD 72,153 3,900
LME Zinc Base Metal 1 7/2024 USD 72,128 2,476
LME Zinc Base Metal 2 7/2024 USD 144,453 4,747
LME Zinc Base Metal 2 7/2024 USD 144,932 (93)
LME Zinc Base Metal 3 7/2024 USD 216,308 14,065
LME Zinc Base Metal 3 7/2024 USD 217,178 2,746
LME Zinc Base Metal 3 7/2024 USD 215,950 31,630
LME Zinc Base Metal 3 7/2024 USD 217,454 172
LME Zinc Base Metal 4 7/2024 USD 288,092 24,490
LME Zinc Base Metal 4 7/2024 USD 287,854 39,452

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 6 7/2024 USD $ 434,253 $ 11,328
Natural Gas 44 7/2024 USD 1,144,440 (151,562)
OMXS30 Index 280 7/2024 SEK 6,810,454 19,218
WTI Crude Oil 20 7/2024 USD 1,630,800 7,439
100 oz Gold 61 8/2024 USD 14,271,560 (357,108)
Brent Crude Oil 109 8/2024 USD 9,176,710 354,847
Lean Hogs 20 8/2024 USD 716,000 (31,685)
Live Cattle 37 8/2024 USD 2,744,290 148,380
LME Aluminum Base Metal 3 8/2024 USD 187,730 (4,621)
LME Aluminum Base Metal 7 8/2024 USD 438,582 (6,894)
LME Aluminum Base Metal 10 8/2024 USD 626,760 (20,432)
LME Aluminum Base Metal 11 8/2024 USD 690,025 (52,293)
LME Aluminum Base Metal 11 8/2024 USD 689,318 (11,734)
LME Aluminum Base Metal 11 8/2024 USD 691,653 (53,795)
LME Aluminum Base Metal 22 8/2024 USD 1,379,109 (49,813)
LME Copper Base Metal 1 8/2024 USD 238,657 (33,883)
LME Copper Base Metal 1 8/2024 USD 238,664 (25,902)
LME Copper Base Metal 1 8/2024 USD 237,940 (9,362)
LME Copper Base Metal 1 8/2024 USD 238,186 (11,561)
LME Copper Base Metal 1 8/2024 USD 238,236 (7,942)
LME Copper Base Metal 2 8/2024 USD 477,287 (70,818)
LME Copper Base Metal 2 8/2024 USD 476,963 (29,775)
LME Copper Base Metal 3 8/2024 USD 717,228 (43,430)
LME Copper Base Metal 3 8/2024 USD 715,667 (55,391)
LME Copper Base Metal 4 8/2024 USD 953,138 (34,838)
LME Copper Base Metal 6 8/2024 USD 1,431,183 (99,568)
LME Copper Base Metal 10 8/2024 USD 2,385,880 (224,236)
LME Lead Base Metal 1 8/2024 USD 54,998 134
LME Lead Base Metal 1 8/2024 USD 55,105 (773)
LME Lead Base Metal 1 8/2024 USD 55,212 (1,141)
LME Lead Base Metal 2 8/2024 USD 109,956 237
LME Lead Base Metal 2 8/2024 USD 111,038 (5,227)
LME Lead Base Metal 3 8/2024 USD 165,689 (6,178)
LME Lead Base Metal 4 8/2024 USD 221,275 (12,111)
LME Lead Base Metal 5 8/2024 USD 276,236 (9,522)
LME Nickel Base Metal 1 8/2024 USD 102,890 (9,649)
LME Nickel Base Metal 1 8/2024 USD 102,709 (10,699)
LME Nickel Base Metal 1 8/2024 USD 103,012 (12,125)
LME Nickel Base Metal 2 8/2024 USD 206,564 (34,582)
LME Nickel Base Metal 3 8/2024 USD 309,181 (52,370)
LME Zinc Base Metal 3 8/2024 USD 218,999 (9,226)
LME Zinc Base Metal 3 8/2024 USD 218,345 (6,027)
LME Zinc Base Metal 4 8/2024 USD 290,538 (3,068)
LME Zinc Base Metal 6 8/2024 USD 437,333 (27,088)
LME Zinc Base Metal 8 8/2024 USD 582,538 (10,904)
Low Sulphur Gasoil 42 8/2024 USD 3,292,800 101,835
Natural Gas 27 8/2024 USD 701,460 (33,894)
NY Harbor ULSD 22 8/2024 USD 2,355,184 42,960
RBOB Gasoline 21 8/2024 USD 2,179,422 98,235
WTI Crude Oil 86 8/2024 USD 6,935,040 7,293
Australia 10 Year Bond 1,152 9/2024 AUD 86,744,600 (697,401)
Australia 3 Year Bond 107 9/2024 AUD 7,515,108 (39,403)
Cocoa 18 9/2024 USD 1,391,580 (263,872)
Coffee 'C' 31 9/2024 USD 2,636,550 710
Corn 65 9/2024 USD 1,324,375 (98,386)
DAX Index 1 9/2024 EUR 492,717 (1,102)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro STOXX 50 Index 239 9/2024 EUR $ 12,608,444 $ (19,981)
Euro-Bobl 99 9/2024 EUR 12,343,320 66,702
Euro-BTP 68 9/2024 EUR 8,393,035 (60,268)
Euro-Bund 182 9/2024 EUR 25,636,894 122,799
Euro-Buxl 27 9/2024 EUR 3,756,721 27,273
Euro-OAT 79 9/2024 EUR 10,413,190 (70,255)
Euro-Schatz 31 9/2024 EUR 3,509,680 5,982
Feeder Cattle 4 9/2024 USD 519,300 (2,377)
FTSE 100 Index 12 9/2024 GBP 1,245,695 3,324
FTSE 100 Index 126 9/2024 GBP 13,079,794 (8,865)
FTSE/MIB Index 34 9/2024 EUR 6,074,664 20
FTSE/MIB Index 75 9/2024 EUR 13,399,994 (36,486)
Japan 10 Year Bond 8 9/2024 JPY 7,091,553 (20,433)
LME Aluminum Base Metal 1 9/2024 USD 63,061 (71)
LME Aluminum Base Metal 1 9/2024 USD 63,095 592
LME Aluminum Base Metal 2 9/2024 USD 125,947 (5,519)
LME Aluminum Base Metal 3 9/2024 USD 189,133 (1,000)
LME Aluminum Base Metal 4 9/2024 USD 252,143 (4,731)
LME Aluminum Base Metal 4 9/2024 USD 251,843 (13,675)
LME Aluminum Base Metal 4 9/2024 USD 252,450 (436)
LME Aluminum Base Metal 4 9/2024 USD 251,793 (15,116)
LME Aluminum Base Metal 8 9/2024 USD 504,362 2,885
LME Aluminum Base Metal 8 9/2024 USD 504,800 4,571
LME Aluminum Base Metal 129 9/2024 USD 8,138,481 (190,362)
LME Copper Base Metal 1 9/2024 USD 239,520 (2,983)
LME Copper Base Metal 2 9/2024 USD 478,392 (21,864)
LME Copper Base Metal 2 9/2024 USD 479,950 (1,555)
LME Copper Base Metal 5 9/2024 USD 1,198,713 (14,182)
LME Copper Base Metal 8 9/2024 USD 1,919,470 7,705
LME Copper Base Metal 43 9/2024 USD 10,311,561 (73,942)
LME Lead Base Metal 2 9/2024 USD 111,356 2,381
LME Lead Base Metal 2 9/2024 USD 111,200 1,195
LME Lead Base Metal 3 9/2024 USD 166,811 1,428
LME Lead Base Metal 5 9/2024 USD 278,546 7,938
LME Lead Base Metal 36 9/2024 USD 2,006,145 30,035
LME Nickel Base Metal 1 9/2024 USD 103,628 (928)
LME Nickel Base Metal 1 9/2024 USD 103,728 553
LME Nickel Base Metal 2 9/2024 USD 207,015 (6,651)
LME Nickel Base Metal 2 9/2024 USD 206,660 (27,166)
LME Nickel Base Metal 2 9/2024 USD 207,003 (9,603)
LME Nickel Base Metal 4 9/2024 USD 414,174 (9,618)
LME Nickel Base Metal 5 9/2024 USD 518,183 (42,513)
LME Zinc Base Metal 1 9/2024 USD 73,231 3,032
LME Zinc Base Metal 1 9/2024 USD 73,088 (153)
LME Zinc Base Metal 1 9/2024 USD 73,070 (1,116)
LME Zinc Base Metal 2 9/2024 USD 146,761 6,452
LME Zinc Base Metal 2 9/2024 USD 146,574 5,268
LME Zinc Base Metal 3 9/2024 USD 220,256 918
LME Zinc Base Metal 4 9/2024 USD 293,230 8,174
LME Zinc Base Metal 47 9/2024 USD 3,449,177 79,214
Long Gilt 450 9/2024 GBP 55,519,271 520,617
Low Sulphur Gasoil 44 9/2024 USD 3,449,600 45,745
Russell 2000 E-Mini Index 28 9/2024 USD 2,891,000 3,322
S&P 500 E-Mini Index 33 9/2024 USD 9,110,475 (23,155)
S&P Midcap 400 E-Mini Index 7 9/2024 USD 2,070,670 (9,462)
Silver 30 9/2024 USD 4,434,000 (23,099)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Sugar No. 11 114 9/2024 USD $ 2,591,904 $ 119,833
TOPIX Index 93 9/2024 JPY 16,245,665 171,943
U.S. Treasury 2 Year Note 41 9/2024 USD 8,373,289 12,838
U.S. Treasury 5 Year Note 308 9/2024 USD 32,809,219 81,913
U.S. Treasury Long Bond 148 9/2024 USD 17,445,500 28,562
U.S. Treasury Ultra Bond 86 9/2024 USD 10,709,688 (17,685)
Wheat 20 9/2024 USD 573,500 (53,902)
Aluminum 1 10/2024 USD 62,700 (222)
Live Cattle 1 10/2024 USD 73,950 (622)
Soybean 44 11/2024 USD 2,428,800 (213,677)
Cotton No. 2 8 12/2024 USD 290,760 (6,746)
Soybean Meal 133 12/2024 USD 4,462,150 (253,093)
Soybean Oil 66 12/2024 USD 1,734,084 (13,091)
Platinum 4 4/2025 JPY 64,218 2,325
Total of long contracts (2,238,199)
Short Contracts
CAC 40 10 Euro Index (204) 7/2024 EUR (16,369,149) 225,378
LME Aluminum Base Metal (1) 7/2024 USD (62,258) (1,117)
LME Aluminum Base Metal (2) 7/2024 USD (124,757) 5,238
LME Aluminum Base Metal (2) 7/2024 USD (124,391) (5,957)
LME Aluminum Base Metal (3) 7/2024 USD (186,995) 7,997
LME Aluminum Base Metal (3) 7/2024 USD (187,483) 5,633
LME Aluminum Base Metal (3) 7/2024 USD (186,944) 13,136
LME Aluminum Base Metal (4) 7/2024 USD (249,055) 4,847
LME Aluminum Base Metal (4) 7/2024 USD (249,052) 16,355
LME Aluminum Base Metal (4) 7/2024 USD (249,052) 8,375
LME Aluminum Base Metal (5) 7/2024 USD (312,355) 8,366
LME Aluminum Base Metal (7) 7/2024 USD (436,485) 17,891
LME Aluminum Base Metal (8) 7/2024 USD (498,104) 23,150
LME Copper Base Metal (1) 7/2024 USD (236,457) (9,261)
LME Copper Base Metal (1) 7/2024 USD (236,400) (11,103)
LME Copper Base Metal (1) 7/2024 USD (237,744) 12,985
LME Copper Base Metal (1) 7/2024 USD (237,249) 9,211
LME Copper Base Metal (1) 7/2024 USD (237,793) 14,330
LME Copper Base Metal (1) 7/2024 USD (236,582) (3,572)
LME Copper Base Metal (1) 7/2024 USD (237,193) (258)
LME Copper Base Metal (2) 7/2024 USD (475,094) 19,906
LME Copper Base Metal (2) 7/2024 USD (473,664) (2,662)
LME Copper Base Metal (2) 7/2024 USD (474,423) 10,486
LME Copper Base Metal (14) 7/2024 USD (3,324,962) 101,101
LME Lead Base Metal (1) 7/2024 USD (54,939) 752
LME Lead Base Metal (1) 7/2024 USD (54,419) (3,376)
LME Lead Base Metal (1) 7/2024 USD (54,616) (544)
LME Lead Base Metal (2) 7/2024 USD (109,618) (1,848)
LME Lead Base Metal (2) 7/2024 USD (109,457) (2,025)
LME Lead Base Metal (3) 7/2024 USD (164,118) (1,001)
LME Lead Base Metal (4) 7/2024 USD (217,929) (4,190)
LME Lead Base Metal (4) 7/2024 USD (219,172) 190
LME Lead Base Metal (5) 7/2024 USD (273,643) (656)
LME Nickel Base Metal (1) 7/2024 USD (102,397) 4,910
LME Nickel Base Metal (1) 7/2024 USD (102,559) 13,644
LME Nickel Base Metal (1) 7/2024 USD (102,574) 11,445
LME Nickel Base Metal (1) 7/2024 USD (102,559) 13,091
LME Nickel Base Metal (1) 7/2024 USD (102,589) 11,959
LME Nickel Base Metal (1) 7/2024 USD (102,325) 3,932
LME Nickel Base Metal (2) 7/2024 USD (204,483) (1,460)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (2) 7/2024 USD $ (204,537) $ (2,103)
LME Zinc Base Metal (1) 7/2024 USD (72,153) (3,381)
LME Zinc Base Metal (1) 7/2024 USD (72,128) (3,521)
LME Zinc Base Metal (2) 7/2024 USD (144,453) (5,861)
LME Zinc Base Metal (2) 7/2024 USD (144,932) (1,049)
LME Zinc Base Metal (3) 7/2024 USD (215,950) (29,007)
LME Zinc Base Metal (3) 7/2024 USD (217,454) 1,688
LME Zinc Base Metal (3) 7/2024 USD (216,308) (14,304)
LME Zinc Base Metal (3) 7/2024 USD (217,178) (3,736)
LME Zinc Base Metal (4) 7/2024 USD (287,854) (38,471)
LME Zinc Base Metal (4) 7/2024 USD (288,092) (24,898)
LME Zinc Base Metal (6) 7/2024 USD (434,253) (11,271)
NY Harbor ULSD (8) 7/2024 USD (851,122) 6,093
RBOB Gasoline (14) 7/2024 USD (1,470,882) (15,802)
LME Aluminum Base Metal (3) 8/2024 USD (187,730) 4,262
LME Aluminum Base Metal (7) 8/2024 USD (438,582) 6,823
LME Aluminum Base Metal (10) 8/2024 USD (626,760) 17,854
LME Aluminum Base Metal (11) 8/2024 USD (689,318) 8,675
LME Aluminum Base Metal (11) 8/2024 USD (691,653) 54,315
LME Aluminum Base Metal (11) 8/2024 USD (690,025) 44,236
LME Aluminum Base Metal (22) 8/2024 USD (1,379,109) 49,160
LME Copper Base Metal (1) 8/2024 USD (238,657) 33,918
LME Copper Base Metal (1) 8/2024 USD (238,186) 11,186
LME Copper Base Metal (1) 8/2024 USD (238,664) 25,660
LME Copper Base Metal (1) 8/2024 USD (238,236) 7,712
LME Copper Base Metal (1) 8/2024 USD (237,940) 8,668
LME Copper Base Metal (2) 8/2024 USD (477,287) 68,814
LME Copper Base Metal (2) 8/2024 USD (476,963) 28,795
LME Copper Base Metal (3) 8/2024 USD (717,228) 43,931
LME Copper Base Metal (3) 8/2024 USD (715,667) 56,951
LME Copper Base Metal (4) 8/2024 USD (953,138) 27,351
LME Copper Base Metal (6) 8/2024 USD (1,431,183) 99,844
LME Copper Base Metal (10) 8/2024 USD (2,385,880) 220,920
LME Lead Base Metal (1) 8/2024 USD (55,105) 633
LME Lead Base Metal (1) 8/2024 USD (54,998) (288)
LME Lead Base Metal (1) 8/2024 USD (55,212) 1,081
LME Lead Base Metal (2) 8/2024 USD (109,956) 639
LME Lead Base Metal (2) 8/2024 USD (111,038) 5,021
LME Lead Base Metal (3) 8/2024 USD (165,689) 5,426
LME Lead Base Metal (4) 8/2024 USD (221,275) 12,764
LME Lead Base Metal (5) 8/2024 USD (276,236) 9,189
LME Nickel Base Metal (1) 8/2024 USD (102,890) 10,117
LME Nickel Base Metal (1) 8/2024 USD (103,012) 12,191
LME Nickel Base Metal (1) 8/2024 USD (102,709) 11,948
LME Nickel Base Metal (2) 8/2024 USD (206,564) 34,393
LME Nickel Base Metal (3) 8/2024 USD (309,181) 51,514
LME Zinc Base Metal (3) 8/2024 USD (218,999) 7,792
LME Zinc Base Metal (3) 8/2024 USD (218,345) 5,468
LME Zinc Base Metal (4) 8/2024 USD (290,538) 1,700
LME Zinc Base Metal (6) 8/2024 USD (437,333) 24,650
LME Zinc Base Metal (8) 8/2024 USD (582,538) 11,693
Canada 10 Year Bond (37) 9/2024 CAD (3,247,930) 18,969
Copper (4) 9/2024 USD (439,150) 1,065
KC HRW Wheat (12) 9/2024 USD (351,750) 3,182
LME Aluminum Base Metal (1) 9/2024 USD (63,061) 586
LME Aluminum Base Metal (1) 9/2024 USD (63,095) (617)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 9/2024 USD $ (125,947) $ 5,948
LME Aluminum Base Metal (3) 9/2024 USD (189,133) 1,508
LME Aluminum Base Metal (4) 9/2024 USD (251,793) 14,697
LME Aluminum Base Metal (4) 9/2024 USD (252,143) 4,645
LME Aluminum Base Metal (4) 9/2024 USD (251,843) 12,895
LME Aluminum Base Metal (4) 9/2024 USD (252,450) 938
LME Aluminum Base Metal (5) 9/2024 USD (315,445) (624)
LME Aluminum Base Metal (8) 9/2024 USD (504,362) (3,786)
LME Aluminum Base Metal (8) 9/2024 USD (504,800) (4,824)
LME Copper Base Metal (1) 9/2024 USD (239,520) 3,994
LME Copper Base Metal (2) 9/2024 USD (479,950) 915
LME Copper Base Metal (2) 9/2024 USD (478,392) 21,952
LME Copper Base Metal (5) 9/2024 USD (1,198,713) 14,798
LME Copper Base Metal (8) 9/2024 USD (1,919,470) (6,396)
LME Copper Base Metal (32) 9/2024 USD (7,673,720) 199,858
LME Lead Base Metal (2) 9/2024 USD (111,356) (2,361)
LME Lead Base Metal (2) 9/2024 USD (111,200) (1,001)
LME Lead Base Metal (3) 9/2024 USD (166,811) (2,124)
LME Lead Base Metal (5) 9/2024 USD (278,631) (2,768)
LME Lead Base Metal (5) 9/2024 USD (278,546) (7,709)
LME Nickel Base Metal (1) 9/2024 USD (103,628) 868
LME Nickel Base Metal (1) 9/2024 USD (103,728) (171)
LME Nickel Base Metal (2) 9/2024 USD (206,660) 26,956
LME Nickel Base Metal (2) 9/2024 USD (207,003) 8,903
LME Nickel Base Metal (2) 9/2024 USD (207,015) 7,143
LME Nickel Base Metal (4) 9/2024 USD (414,174) 8,637
LME Nickel Base Metal (15) 9/2024 USD (1,554,548) 88,378
LME Zinc Base Metal (1) 9/2024 USD (73,088) 159
LME Zinc Base Metal (1) 9/2024 USD (73,231) (3,233)
LME Zinc Base Metal (1) 9/2024 USD (73,070) 1,414
LME Zinc Base Metal (2) 9/2024 USD (146,574) (4,179)
LME Zinc Base Metal (2) 9/2024 USD (146,761) (6,667)
LME Zinc Base Metal (3) 9/2024 USD (220,256) (515)
LME Zinc Base Metal (4) 9/2024 USD (293,230) (8,342)
S&P/TSX 60 Index (149) 9/2024 CAD (28,546,398) (190,314)
SPI 200 Index (172) 9/2024 AUD (22,294,215) (140,727)
U.S. Treasury 10 Year Note (155) 9/2024 USD (17,028,203) 22,793
Total of short contracts 1,479,504
Net value $ (758,695)
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 21,793,500 USD 14,430,721 CITI 9/18/2024 $ 137,654
AUD 21,793,500 USD 14,430,649 JPMC 9/18/2024 137,727
CAD 4,670,251 USD 3,415,145 CITI 9/18/2024 5,112
CAD 4,670,251 USD 3,415,128 JPMC 9/18/2024 5,130
COP 448,018,974 USD 106,293 CITI
**
9/18/2024 307
COP 448,018,974 USD 106,292 JPMC
**
9/18/2024 308
HUF 35,000,000 USD 94,177 CITI 9/18/2024 457
HUF 35,000,000 USD 94,177 JPMC 9/18/2024 458

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 1,189,934,428 USD 14,221,205 CITI
**
9/18/2024 $ 14,508
INR 1,174,934,428 USD 14,041,766 JPMC
**
9/18/2024 14,495
MXN 16,000,000 USD 848,748 CITI 9/18/2024 15,045
MXN 16,000,000 USD 848,744 JPMC 9/18/2024 15,050
NOK 17,666,667 USD 1,652,649 CITI 9/18/2024 5,264
NOK 17,666,666 USD 1,652,641 JPMC 9/18/2024 5,272
PLN 220,500 USD 54,007 CITI 9/18/2024 715
PLN 220,500 USD 54,006 JPMC 9/18/2024 715
TWD 5,000,000 USD 154,238 CITI
**
9/18/2024 24
TWD 5,000,000 USD 154,237 JPMC
**
9/18/2024 25
USD 1,300,510 BRL 6,992,500 CITI
**
9/18/2024 60,765
USD 1,300,516 BRL 6,992,500 JPMC
**
9/18/2024 60,772
USD 16,175,277 CHF 14,261,501 CITI 9/18/2024 148,588
USD 16,175,359 CHF 14,261,502 JPMC 9/18/2024 148,669
USD 2,201,740 CZK 49,999,998 CITI 9/18/2024 60,407
USD 2,201,751 CZK 50,000,002 JPMC 9/18/2024 60,418
USD 140,501 DKK 961,000 CITI 9/18/2024 1,860
USD 140,502 DKK 961,000 JPMC 9/18/2024 1,861
USD 55,051,300 EUR 50,532,737 CITI 9/18/2024 725,070
USD 55,051,575 EUR 50,532,737 JPMC 9/18/2024 725,345
USD 19,697,245 GBP 15,473,308 CITI 9/18/2024 125,936
USD 19,697,334 GBP 15,473,301 JPMC 9/18/2024 126,035
USD 1,283,726 ILS 4,727,000 CITI 9/18/2024 27,827
USD 1,283,732 ILS 4,727,000 JPMC 9/18/2024 27,833
USD 7,269,708 JPY 1,122,096,687 CITI 9/18/2024 210,153
USD 7,269,745 JPY 1,122,096,687 JPMC 9/18/2024 210,189
USD 1,450,984 MXN 26,000,000 CITI 9/18/2024 47,319
USD 1,450,991 MXN 26,000,000 JPMC 9/18/2024 47,327
USD 4,736,162 NOK 50,063,002 CITI 9/18/2024 38,044
USD 4,736,185 NOK 50,062,997 JPMC 9/18/2024 38,067
USD 20,855,793 NZD 33,830,500 CITI 9/18/2024 249,880
USD 20,855,898 NZD 33,830,500 JPMC 9/18/2024 249,984
USD 278,737 PHP 16,250,000 CITI
**
9/18/2024 842
USD 278,739 PHP 16,250,000 JPMC
**
9/18/2024 845
USD 650,277 PLN 2,562,500 CITI 9/18/2024 14,342
USD 650,280 PLN 2,562,500 JPMC 9/18/2024 14,345
USD 1,787,141 SEK 18,659,000 CITI 9/18/2024 19,497
USD 1,787,150 SEK 18,659,000 JPMC 9/18/2024 19,506
USD 4,895,137 SGD 6,571,937 CITI 9/18/2024 30,349
USD 4,895,161 SGD 6,571,937 JPMC 9/18/2024 30,373
ZAR 151,365,501 USD 8,046,406 CITI 9/18/2024 223,092
ZAR 151,365,501 USD 8,046,365 JPMC 9/18/2024 223,132
HKD 28,000 USD 3,593 CITI 9/19/2024 –
(a)
HKD 28,000 USD 3,593 JPMC 9/19/2024 –
(a)
KRW 1,150,000,000 USD 831,536 CITI
**
9/19/2024 5,403
KRW 1,150,000,000 USD 831,532 JPMC
**
9/19/2024 5,408
USD 149,600 HKD 1,164,500 CITI 9/19/2024 143
USD 149,601 HKD 1,164,500 JPMC 9/19/2024 144
USD 514,491 KRW 700,000,001 CITI
**
9/19/2024 5,050
USD 514,494 KRW 699,999,999 JPMC
**
9/19/2024 5,053
USD 761,281 CLP 700,000,000 CITI
**
9/23/2024 17,840
USD 761,285 CLP 700,000,000 JPMC
**
9/23/2024 17,843
Total unrealized appreciation 4,383,822
AUD 4,766,000 USD 3,187,896 CITI 9/18/2024 (1,952)
AUD 4,766,000 USD 3,187,880 JPMC 9/18/2024 (1,936)
BRL 33,940,291 USD 6,372,503 CITI
**
9/18/2024 (355,014)
BRL 33,940,291 USD 6,372,471 JPMC
**
9/18/2024 (354,982)
CAD 4,543,749 USD 3,334,148 CITI 9/18/2024 (6,535)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 4,543,749 USD 3,334,131 JPMC 9/18/2024 $ (6,519)
CHF 3,873,500 USD 4,371,810 CITI 9/18/2024 (18,876)
CHF 3,873,500 USD 4,371,788 JPMC 9/18/2024 (18,854)
COP 2,096,981,026 USD 520,345 CITI
**
9/18/2024 (21,395)
COP 2,096,981,026 USD 520,343 JPMC
**
9/18/2024 (21,393)
CZK 60,499,998 USD 2,662,631 CITI 9/18/2024 (71,619)
CZK 60,500,002 USD 2,662,618 JPMC 9/18/2024 (71,606)
DKK 220,000 USD 31,807 CITI 9/18/2024 (68)
DKK 220,000 USD 31,807 JPMC 9/18/2024 (68)
EUR 15,463,000 USD 16,849,878 CITI 9/18/2024 (226,071)
EUR 15,463,000 USD 16,849,794 JPMC 9/18/2024 (225,987)
GBP 8,299,004 USD 10,557,494 CITI 9/18/2024 (60,555)
GBP 8,298,996 USD 10,557,431 JPMC 9/18/2024 (60,502)
HUF 1,848,009,000 USD 5,116,695 CITI 9/18/2024 (119,955)
HUF 1,848,009,000 USD 5,116,669 JPMC 9/18/2024 (119,930)
IDR 5,500,000,000 USD 338,493 CITI
**
9/18/2024 (2,806)
IDR 5,500,000,000 USD 338,517 JPMC
**
9/18/2024 (2,830)
ILS 844,500 USD 226,349 CITI 9/18/2024 (1,977)
ILS 844,500 USD 226,347 JPMC 9/18/2024 (1,975)
INR 179,989,072 USD 2,159,464 CITI
**
9/18/2024 (6,174)
INR 194,989,072 USD 2,338,927 JPMC
**
9/18/2024 (6,186)
JPY 1,110,000,000 USD 7,209,878 CITI 9/18/2024 (226,428)
JPY 1,110,000,000 USD 7,209,842 JPMC 9/18/2024 (226,392)
MXN 278,056,500 USD 16,059,046 CITI 9/18/2024 (1,047,587)
MXN 278,056,500 USD 16,058,966 JPMC 9/18/2024 (1,047,507)
NOK 216,770,835 USD 20,596,707 CITI 9/18/2024 (254,042)
NOK 216,770,832 USD 20,596,603 JPMC 9/18/2024 (253,938)
NZD 12,943,000 USD 7,916,474 CITI 9/18/2024 (32,986)
NZD 12,943,000 USD 7,916,434 JPMC 9/18/2024 (32,946)
PLN 950,500 USD 240,565 CITI 9/18/2024 (4,679)
PLN 950,500 USD 240,563 JPMC 9/18/2024 (4,678)
SEK 70,440,500 USD 6,750,032 CITI 9/18/2024 (76,914)
SEK 70,440,500 USD 6,749,998 JPMC 9/18/2024 (76,880)
SGD 70,937 USD 52,779 CITI 9/18/2024 (269)
SGD 70,937 USD 52,778 JPMC 9/18/2024 (268)
TWD 101,000,000 USD 3,138,463 CITI
**
9/18/2024 (22,380)
TWD 101,000,000 USD 3,138,448 JPMC
**
9/18/2024 (22,365)
USD 6,953,690 AUD 10,471,000 CITI 9/18/2024 (45,895)
USD 6,953,724 AUD 10,471,000 JPMC 9/18/2024 (45,861)
USD 17,803,325 CAD 24,406,500 CITI 9/18/2024 (70,766)
USD 17,803,414 CAD 24,406,500 JPMC 9/18/2024 (70,677)
USD 17,125,479 CHF 15,346,999 CITI 9/18/2024 (121,063)
USD 17,125,563 CHF 15,346,998 JPMC 9/18/2024 (120,978)
USD 384,439 CZK 9,000,000 CITI 9/18/2024 (1,001)
USD 384,441 CZK 9,000,000 JPMC 9/18/2024 (999)
USD 5,187,109 EUR 4,835,000 CITI 9/18/2024 (10,854)
USD 5,187,135 EUR 4,835,000 JPMC 9/18/2024 (10,828)
USD 477,663 INR 40,000,000 CITI
**
9/18/2024 (875)
USD 477,665 INR 40,000,000 JPMC
**
9/18/2024 (873)
USD 720,659 MXN 13,500,000 CITI 9/18/2024 (8,166)
USD 720,662 MXN 13,500,000 JPMC 9/18/2024 (8,163)
USD 2,431,097 NOK 25,999,999 CITI 9/18/2024 (8,850)
USD 2,431,110 NOK 26,000,001 JPMC 9/18/2024 (8,837)
USD 1,341,258 PHP 78,750,000 CITI
**
9/18/2024 (5,461)
USD 1,341,265 PHP 78,750,000 JPMC
**
9/18/2024 (5,456)
USD 395,884 PLN 1,603,500 CITI 9/18/2024 (2,056)
USD 395,886 PLN 1,603,500 JPMC 9/18/2024 (2,054)
USD 2,075,774 ZAR 39,250,001 CITI 9/18/2024 (68,557)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,075,785 ZAR 39,250,001 JPMC 9/18/2024 $ (68,547)
CNY 37,570,500 USD 5,212,996 CITI
**
9/19/2024 (34,661)
CNY 37,570,500 USD 5,212,970 JPMC
**
9/19/2024 (34,635)
HKD 1,174,000 USD 150,701 CITI 9/19/2024 (24)
HKD 1,174,000 USD 150,700 JPMC 9/19/2024 (23)
KRW 4,507,282,500 USD 3,300,914 CITI
**
9/19/2024 (20,635)
KRW 4,507,282,499 USD 3,300,897 JPMC
**
9/19/2024 (20,619)
USD 262,087 HKD 2,042,500 CITI 9/19/2024 (57)
USD 262,088 HKD 2,042,500 JPMC 9/19/2024 (56)
CLP 1,092,612,451 USD 1,199,052 CITI
**
9/23/2024 (38,633)
CLP 1,092,612,451 USD 1,199,046 JPMC
**
9/23/2024 (38,627)
USD 316,626 CLP 300,000,000 CITI
**
9/23/2024 (1,992)
USD 316,628 CLP 300,000,000 JPMC
**
9/23/2024 (1,989)
Total unrealized depreciation (5,994,792)
Net unrealized depreciation $ (1,610,970)
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.05.
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 3,472,963 $ 3,472,963
CITI
Investment Companies 3,931,512 – 3,931,512
GSCO
Cash – 2,448,031 2,448,031
JPMC
Investment Companies 4,354,260 – 4,354,260
JPMS
Cash – 12,190,550 12,190,550
MLIN
Cash (158,881) – (158,881)
MSCL
Cash – 413,958 413,958
MSCS
Cash (100,466) – (100,466)
U.S. Treasury Bills 1,176,730 – 1,176,730
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 481,814 $ 481,814
JPPC
Cash – 1,161,739 1,161,739
MSCL
Cash – 4,853,888 4,853,888

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2024

‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
(b) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.4%
INVESTMENT COMPANIES - 46.2%
Limited Purpose Cash Investment
Fund, 5.33% (1)(a)(b)
(Cost $255,067,045) 255,236,434 255,134,339
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.2%
U.S. Treasury Bills
5.11%, 8/1/2024 (c) $ 6,843,000 6,812,052
5.18%, 8/8/2024 (c) 2,903,000 2,886,936
5.24%, 9/5/2024 (c) 30,841,000 30,545,901
5.23%, 9/12/2024 (c) 36,306,000 35,920,385
5.27%, 9/19/2024 (c) 1,820,000 1,798,913
5.24%, 9/26/2024 (c) 2,483,000 2,451,647
5.26%, 10/10/2024 (c) 7,635,000 7,523,721
5.29%, 10/17/2024 (c) 20,481,000 20,161,189
5.30%, 10/24/2024 (c) 20,150,000 19,815,962
5.30%, 10/31/2024 (c) 11,762,000 11,555,724
5.30%, 11/14/2024 (c) 4,337,000 4,252,486
5.30%, 11/21/2024 (c) 26,062,000 25,529,887
5.31%, 11/29/2024 (c) 18,053,000 17,665,302
5.29%, 12/5/2024 (c) 4,496,000 4,395,315
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.2% (continued)
5.28%, 12/12/2024 (c) $ 10,147,000 9,910,246
5.29%, 12/19/2024 (c) 43,618,000 42,558,142
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $243,796,054) 243,783,808
TOTAL SHORT-TERM INVESTMENTS
(Cost $498,863,099) 498,918,147
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.4%
(Cost $498,863,099) 498,918,147
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.6% ‡ 53,066,436
NET ASSETS - 100.0% 551,984,583
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 255,134,339 46.2%
U.S. Treasury Obligations 243,783,808 44.2
Total Investments In Securities
At Value 498,918,147 90.4
Other Assets in Excess of
Liabilities ‡ 53,066,436 9.6
Net Assets
$ 551,984,583 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 46.2%
INVESTMENT COMPANIES - 46.2%
Limited Purpose
Cash Investment
Fund,
5.33% (1)(a)
(Cost $255,067,045) $212,191,781 $887,504,339 $(844,561,991) $4,009 $(3,799) $255,134,339 255,236,434 $5,559,049 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 52 7/2024 USD $ 4,420,000 $ 181,561

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 7/2024 USD $ 62,494 $ (1,839)
LME Aluminum Base Metal 3 7/2024 USD 186,902 782
LME Aluminum Base Metal 8 7/2024 USD 498,434 7,403
LME Aluminum Base Metal 14 7/2024 USD 871,693 (17,349)
LME Aluminum Base Metal 20 7/2024 USD 1,249,420 (35,174)
LME Aluminum Base Metal 28 7/2024 USD 1,743,364 (117,480)
LME Aluminum Base Metal 29 7/2024 USD 1,807,621 (71,543)
LME Aluminum Base Metal 31 7/2024 USD 1,929,998 37,350
LME Aluminum Base Metal 32 7/2024 USD 1,995,360 (85,132)
LME Aluminum Base Metal 33 7/2024 USD 2,054,679 (54,120)
LME Aluminum Base Metal 36 7/2024 USD 2,243,322 (157,468)
LME Aluminum Base Metal 38 7/2024 USD 2,370,374 (92,599)
LME Aluminum Base Metal 39 7/2024 USD 2,426,258 96,048
LME Aluminum Base Metal 47 7/2024 USD 2,926,361 (129,702)
LME Copper Base Metal 1 7/2024 USD 236,895 (333)
LME Copper Base Metal 1 7/2024 USD 237,744 (13,147)
LME Copper Base Metal 1 7/2024 USD 237,249 (7,754)
LME Copper Base Metal 3 7/2024 USD 713,378 (42,477)
LME Copper Base Metal 3 7/2024 USD 710,496 2,159
LME Copper Base Metal 4 7/2024 USD 949,989 (28,422)
LME Copper Base Metal 4 7/2024 USD 948,846 (19,165)
LME Copper Base Metal 5 7/2024 USD 1,183,848 8,411
LME Copper Base Metal 7 7/2024 USD 1,660,349 2,453
LME Copper Base Metal 10 7/2024 USD 2,365,820 29,932
LME Copper Base Metal 10 7/2024 USD 2,373,980 (97,215)
LME Copper Base Metal 13 7/2024 USD 3,088,108 (133,244)
LME Copper Base Metal 13 7/2024 USD 3,073,941 147,282
LME Lead Base Metal 2 7/2024 USD 109,489 (547)
LME Lead Base Metal 2 7/2024 USD 109,618 1,813
LME Lead Base Metal 2 7/2024 USD 109,187 (193)
LME Lead Base Metal 3 7/2024 USD 164,051 1,029
LME Lead Base Metal 5 7/2024 USD 273,643 514
LME Lead Base Metal 5 7/2024 USD 274,126 (1,137)
LME Lead Base Metal 7 7/2024 USD 383,551 283
LME Lead Base Metal 8 7/2024 USD 439,512 (4,261)
LME Lead Base Metal 9 7/2024 USD 491,544 3,590
LME Lead Base Metal 11 7/2024 USD 601,766 2,649
LME Lead Base Metal 14 7/2024 USD 762,157 59,670
LME Lead Base Metal 16 7/2024 USD 871,716 23,551
LME Lead Base Metal 17 7/2024 USD 930,385 14,092
LME Nickel Base Metal 1 7/2024 USD 102,664 (13,104)
LME Nickel Base Metal 2 7/2024 USD 205,209 (23,111)
LME Nickel Base Metal 3 7/2024 USD 307,678 (23,347)
LME Nickel Base Metal 3 7/2024 USD 308,038 (37,369)
LME Nickel Base Metal 3 7/2024 USD 307,336 (25,295)
LME Nickel Base Metal 4 7/2024 USD 410,226 (15,882)
LME Nickel Base Metal 6 7/2024 USD 614,802 (38,616)
LME Nickel Base Metal 6 7/2024 USD 614,529 (34,801)
LME Nickel Base Metal 9 7/2024 USD 923,305 (110,552)
LME Nickel Base Metal 9 7/2024 USD 923,170 (111,767)
LME Nickel Base Metal 9 7/2024 USD 923,035 (114,872)
LME Nickel Base Metal 9 7/2024 USD 923,035 (120,825)
LME Nickel Base Metal 20 7/2024 USD 2,045,369 (8,529)
LME Nickel Base Metal 39 7/2024 USD 3,990,692 (100,875)
LME Zinc Base Metal 2 7/2024 USD 144,969 114
LME Zinc Base Metal 3 7/2024 USD 216,308 14,065

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 4 7/2024 USD $ 288,610 $ 13,386
LME Zinc Base Metal 7 7/2024 USD 505,957 7,727
LME Zinc Base Metal 7 7/2024 USD 506,389 11,060
LME Zinc Base Metal 9 7/2024 USD 649,148 22,284
LME Zinc Base Metal 11 7/2024 USD 794,668 43,670
LME Zinc Base Metal 16 7/2024 USD 1,159,452 (745)
LME Zinc Base Metal 17 7/2024 USD 1,227,846 37,795
LME Zinc Base Metal 18 7/2024 USD 1,303,065 16,473
LME Zinc Base Metal 27 7/2024 USD 1,943,548 284,669
LME Zinc Base Metal 63 7/2024 USD 4,537,449 447,463
Natural Gas 110 7/2024 GBP 3,506,658 (112,782)
Natural Gas 158 7/2024 USD 4,109,580 (256,793)
Natural Gas 170 7/2024 EUR 4,670,446 (114,727)
WTI Crude Oil 45 7/2024 USD 3,669,300 218,252
100 oz Gold 660 8/2024 USD 154,413,599 (3,770,503)
Brent Crude Oil 461 8/2024 USD 38,811,590 1,236,689
Lean Hogs 85 8/2024 USD 3,043,000 (71,356)
Live Cattle 225 8/2024 USD 16,688,250 776,253
LME Aluminum Base Metal 1 8/2024 USD 62,532 (1,471)
LME Aluminum Base Metal 1 8/2024 USD 62,860 (5,818)
LME Aluminum Base Metal 10 8/2024 USD 627,170 (23,885)
LME Aluminum Base Metal 11 8/2024 USD 688,342 (15,883)
LME Aluminum Base Metal 39 8/2024 USD 2,441,176 (43,254)
LME Aluminum Base Metal 45 8/2024 USD 2,819,453 (43,807)
LME Aluminum Base Metal 74 8/2024 USD 4,652,935 (362,120)
LME Aluminum Base Metal 75 8/2024 USD 4,704,713 (356,545)
LME Aluminum Base Metal 76 8/2024 USD 4,763,376 (124,478)
LME Aluminum Base Metal 79 8/2024 USD 4,950,555 (47,225)
LME Aluminum Base Metal 150 8/2024 USD 9,403,013 (282,710)
LME Copper Base Metal 2 8/2024 USD 476,471 (15,884)
LME Copper Base Metal 5 8/2024 USD 1,191,423 (43,547)
LME Copper Base Metal 5 8/2024 USD 1,195,286 (113,828)
LME Copper Base Metal 8 8/2024 USD 1,909,308 (212,313)
LME Copper Base Metal 8 8/2024 USD 1,909,508 (152,905)
LME Copper Base Metal 11 8/2024 USD 2,617,343 (97,386)
LME Copper Base Metal 12 8/2024 USD 2,863,722 (424,310)
LME Copper Base Metal 14 8/2024 USD 3,338,738 (208,423)
LME Copper Base Metal 15 8/2024 USD 3,579,859 (507,681)
LME Copper Base Metal 15 8/2024 USD 3,572,794 (173,411)
LME Copper Base Metal 24 8/2024 USD 5,725,332 (443,127)
LME Copper Base Metal 27 8/2024 USD 6,455,052 (389,857)
LME Copper Base Metal 31 8/2024 USD 7,394,446 (514,436)
LME Copper Base Metal 80 8/2024 USD 19,087,039 (1,806,645)
LME Lead Base Metal 1 8/2024 USD 55,105 (684)
LME Lead Base Metal 2 8/2024 USD 110,245 (760)
LME Lead Base Metal 3 8/2024 USD 165,260 (2,740)
LME Lead Base Metal 4 8/2024 USD 219,990 2,979
LME Lead Base Metal 4 8/2024 USD 220,847 (4,364)
LME Lead Base Metal 5 8/2024 USD 277,595 (12,418)
LME Lead Base Metal 6 8/2024 USD 329,868 710
LME Lead Base Metal 6 8/2024 USD 332,213 (8,903)
LME Lead Base Metal 15 8/2024 USD 828,443 (28,472)
LME Lead Base Metal 20 8/2024 USD 1,106,375 (60,553)
LME Lead Base Metal 26 8/2024 USD 1,436,429 (50,765)
LME Nickel Base Metal 1 8/2024 USD 103,132 (26,057)
LME Nickel Base Metal 3 8/2024 USD 308,128 (32,097)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 8/2024 USD $ 308,173 $ (32,666)
LME Nickel Base Metal 4 8/2024 USD 411,366 (48,648)
LME Nickel Base Metal 6 8/2024 USD 618,813 (104,626)
LME Nickel Base Metal 6 8/2024 USD 619,565 (119,870)
LME Nickel Base Metal 8 8/2024 USD 826,255 (138,329)
LME Nickel Base Metal 9 8/2024 USD 927,106 (110,603)
LME Nickel Base Metal 11 8/2024 USD 1,133,665 (159,308)
LME Nickel Base Metal 11 8/2024 USD 1,131,791 (114,934)
LME Zinc Base Metal 1 8/2024 USD 72,889 (6,026)
LME Zinc Base Metal 2 8/2024 USD 145,044 2,027
LME Zinc Base Metal 2 8/2024 USD 145,964 (11,009)
LME Zinc Base Metal 4 8/2024 USD 290,701 931
LME Zinc Base Metal 6 8/2024 USD 435,245 227
LME Zinc Base Metal 8 8/2024 USD 582,396 (22,216)
LME Zinc Base Metal 13 8/2024 USD 944,249 (9,970)
LME Zinc Base Metal 17 8/2024 USD 1,238,896 (55,655)
LME Zinc Base Metal 20 8/2024 USD 1,459,995 (61,355)
LME Zinc Base Metal 22 8/2024 USD 1,601,193 (39,307)
LME Zinc Base Metal 34 8/2024 USD 2,475,787 (33,264)
LME Zinc Base Metal 35 8/2024 USD 2,551,106 (158,012)
Low Sulphur Gasoil 22 8/2024 USD 1,724,800 71,347
Natural Gas 735 8/2024 USD 19,095,300 (1,239,709)
NY Harbor ULSD 70 8/2024 USD 7,493,766 109,080
RBOB Gasoline 22 8/2024 USD 2,283,204 94,969
SGX Iron Ore 651 8/2024 USD 6,923,385 103,530
WTI Crude Oil 156 8/2024 USD 12,579,840 (26,562)
Cocoa 73 9/2024 USD 5,643,630 (1,135,973)
Coffee 'C' 315 9/2024 USD 26,790,750 (24,800)
Corn 1,835 9/2024 USD 37,388,125 (5,079,758)
Feeder Cattle 23 9/2024 USD 2,985,975 (18,293)
LME Aluminum Base Metal 10 9/2024 USD 629,483 (37,790)
LME Aluminum Base Metal 11 9/2024 USD 693,674 (3,977)
LME Aluminum Base Metal 17 9/2024 USD 1,071,608 (20,106)
LME Aluminum Base Metal 17 9/2024 USD 1,071,897 (3,577)
LME Aluminum Base Metal 18 9/2024 USD 1,133,519 (56,335)
LME Aluminum Base Metal 21 9/2024 USD 1,323,929 (7,003)
LME Aluminum Base Metal 26 9/2024 USD 1,637,630 (73,589)
LME Aluminum Base Metal 31 9/2024 USD 1,956,488 (3,378)
LME Aluminum Base Metal 34 9/2024 USD 2,145,400 19,427
LME Aluminum Base Metal 35 9/2024 USD 2,203,626 (119,658)
LME Aluminum Base Metal 89 9/2024 USD 5,611,027 32,101
LME Aluminum Base Metal 127 9/2024 USD 8,013,097 85,132
LME Aluminum Base Metal 1,628 9/2024 USD 102,708,892 (853,131)
LME Copper Base Metal 2 9/2024 USD 478,344 (26,025)
LME Copper Base Metal 3 9/2024 USD 718,692 (18,612)
LME Copper Base Metal 4 9/2024 USD 958,433 (24,836)
LME Copper Base Metal 10 9/2024 USD 2,391,958 (106,919)
LME Copper Base Metal 11 9/2024 USD 2,639,725 (8,554)
LME Copper Base Metal 16 9/2024 USD 3,838,940 17,429
LME Copper Base Metal 17 9/2024 USD 4,066,736 (145,909)
LME Copper Base Metal 29 9/2024 USD 6,953,765 (35,953)
LME Copper Base Metal 32 9/2024 USD 7,671,760 (91,893)
LME Copper Base Metal 350 9/2024 USD 83,931,313 (2,808,506)
LME Lead Base Metal 1 9/2024 USD 55,666 (1,461)
LME Lead Base Metal 1 9/2024 USD 55,697 (208)
LME Lead Base Metal 2 9/2024 USD 111,160 1,155

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 9/2024 USD $ 111,394 $ (112)
LME Lead Base Metal 3 9/2024 USD 167,081 4,413
LME Lead Base Metal 4 9/2024 USD 222,737 3,744
LME Lead Base Metal 8 9/2024 USD 444,830 3,809
LME Lead Base Metal 9 9/2024 USD 500,400 5,376
LME Lead Base Metal 10 9/2024 USD 557,228 18,618
LME Lead Base Metal 36 9/2024 USD 2,005,533 58,935
LME Lead Base Metal 312 9/2024 USD 17,386,590 308,491
LME Nickel Base Metal 3 9/2024 USD 310,883 (2,056)
LME Nickel Base Metal 3 9/2024 USD 310,062 (35,817)
LME Nickel Base Metal 3 9/2024 USD 310,577 (9,472)
LME Nickel Base Metal 4 9/2024 USD 413,607 (28,431)
LME Nickel Base Metal 11 9/2024 USD 1,138,583 (36,580)
LME Nickel Base Metal 13 9/2024 USD 1,343,288 (176,758)
LME Nickel Base Metal 14 9/2024 USD 1,449,022 (67,220)
LME Nickel Base Metal 21 9/2024 USD 2,174,415 (51,048)
LME Nickel Base Metal 23 9/2024 USD 2,383,674 10,018
LME Nickel Base Metal 150 9/2024 USD 15,545,484 (937,647)
LME Zinc Base Metal 3 9/2024 USD 219,748 11,089
LME Zinc Base Metal 3 9/2024 USD 219,860 10,583
LME Zinc Base Metal 4 9/2024 USD 292,422 3,412
LME Zinc Base Metal 5 9/2024 USD 365,653 3,725
LME Zinc Base Metal 6 9/2024 USD 439,608 18,553
LME Zinc Base Metal 9 9/2024 USD 657,632 (10,044)
LME Zinc Base Metal 10 9/2024 USD 732,305 30,319
LME Zinc Base Metal 17 9/2024 USD 1,248,119 5,201
LME Zinc Base Metal 37 9/2024 USD 2,712,378 75,607
LME Zinc Base Metal 73 9/2024 USD 5,356,777 235,488
LME Zinc Base Metal 496 9/2024 USD 36,399,828 1,483,150
Low Sulphur Gasoil 480 9/2024 USD 37,632,000 643,420
Silver 284 9/2024 USD 41,975,200 (206,578)
Sugar No. 11 1,576 9/2024 USD 35,831,936 2,104,426
Wheat 301 9/2024 USD 8,631,175 (728,518)
Aluminum 4 10/2024 USD 250,800 689
Soybean 801 11/2024 USD 44,215,200 (3,480,492)
Cotton No. 2 181 12/2024 USD 6,578,445 (117,683)
ECX Emission 300 12/2024 EUR 21,677,099 379,859
Milling Wheat No. 2 1,046 12/2024 EUR 12,966,474 (379,195)
Phelix De Base Electricity 8 12/2024 EUR 6,850,012 262,692
Soybean Meal 948 12/2024 USD 31,805,400 (1,579,823)
Soybean Oil 699 12/2024 USD 18,365,526 (104,504)
Platinum 101 4/2025 JPY 1,621,499 74,749
Platinum 24 6/2025 JPY 385,978 570
Total of long contracts (23,956,753)
Short Contracts
LME Aluminum Base Metal (1) 7/2024 USD (62,494) 1,878
LME Aluminum Base Metal (3) 7/2024 USD (186,902) (1,734)
LME Aluminum Base Metal (8) 7/2024 USD (498,434) (9,954)
LME Aluminum Base Metal (14) 7/2024 USD (871,693) 16,963
LME Aluminum Base Metal (20) 7/2024 USD (1,249,420) 29,998
LME Aluminum Base Metal (28) 7/2024 USD (1,743,364) 110,152
LME Aluminum Base Metal (29) 7/2024 USD (1,807,621) 98,680
LME Aluminum Base Metal (31) 7/2024 USD (1,929,998) (36,630)
LME Aluminum Base Metal (32) 7/2024 USD (1,995,360) 82,675
LME Aluminum Base Metal (33) 7/2024 USD (2,054,679) 69,095
LME Aluminum Base Metal (36) 7/2024 USD (2,243,322) 153,136

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (38) 7/2024 USD $ (2,370,374) $ 99,525
LME Aluminum Base Metal (39) 7/2024 USD (2,426,258) (116,111)
LME Aluminum Base Metal (47) 7/2024 USD (2,926,361) 139,073
LME Copper Base Metal (1) 7/2024 USD (237,744) 12,985
LME Copper Base Metal (1) 7/2024 USD (237,249) 7,479
LME Copper Base Metal (1) 7/2024 USD (236,895) 152
LME Copper Base Metal (3) 7/2024 USD (710,496) (4,871)
LME Copper Base Metal (3) 7/2024 USD (713,378) 47,431
LME Copper Base Metal (4) 7/2024 USD (949,989) 29,501
LME Copper Base Metal (4) 7/2024 USD (948,846) 20,972
LME Copper Base Metal (5) 7/2024 USD (1,183,848) (6,611)
LME Copper Base Metal (7) 7/2024 USD (1,660,349) (1,429)
LME Copper Base Metal (10) 7/2024 USD (2,365,820) (32,810)
LME Copper Base Metal (10) 7/2024 USD (2,373,980) 101,350
LME Copper Base Metal (13) 7/2024 USD (3,088,108) 129,390
LME Copper Base Metal (13) 7/2024 USD (3,073,941) (120,392)
LME Lead Base Metal (2) 7/2024 USD (109,489) 406
LME Lead Base Metal (2) 7/2024 USD (109,187) (81)
LME Lead Base Metal (2) 7/2024 USD (109,618) (1,925)
LME Lead Base Metal (3) 7/2024 USD (164,051) (783)
LME Lead Base Metal (5) 7/2024 USD (274,126) 1,015
LME Lead Base Metal (5) 7/2024 USD (273,643) (656)
LME Lead Base Metal (7) 7/2024 USD (383,551) (1,117)
LME Lead Base Metal (8) 7/2024 USD (439,512) 4,467
LME Lead Base Metal (9) 7/2024 USD (491,544) (4,443)
LME Lead Base Metal (11) 7/2024 USD (601,766) (2,570)
LME Lead Base Metal (14) 7/2024 USD (762,157) (48,304)
LME Lead Base Metal (16) 7/2024 USD (871,716) (27,223)
LME Lead Base Metal (17) 7/2024 USD (930,385) (14,554)
LME Nickel Base Metal (1) 7/2024 USD (102,664) 13,133
LME Nickel Base Metal (2) 7/2024 USD (205,209) 23,295
LME Nickel Base Metal (3) 7/2024 USD (308,038) 36,833
LME Nickel Base Metal (3) 7/2024 USD (307,336) 24,541
LME Nickel Base Metal (3) 7/2024 USD (307,678) 25,314
LME Nickel Base Metal (4) 7/2024 USD (410,226) 16,362
LME Nickel Base Metal (6) 7/2024 USD (614,802) 32,142
LME Nickel Base Metal (6) 7/2024 USD (614,529) 31,923
LME Nickel Base Metal (9) 7/2024 USD (923,035) 117,822
LME Nickel Base Metal (9) 7/2024 USD (923,035) 121,728
LME Nickel Base Metal (9) 7/2024 USD (923,305) 107,631
LME Nickel Base Metal (9) 7/2024 USD (923,170) 103,003
LME Nickel Base Metal (20) 7/2024 USD (2,045,369) (21,029)
LME Nickel Base Metal (39) 7/2024 USD (3,990,692) 89,839
LME Zinc Base Metal (2) 7/2024 USD (144,969) 1,325
LME Zinc Base Metal (3) 7/2024 USD (216,308) (14,304)
LME Zinc Base Metal (4) 7/2024 USD (288,610) (14,972)
LME Zinc Base Metal (7) 7/2024 USD (506,389) (13,333)
LME Zinc Base Metal (7) 7/2024 USD (505,957) (8,977)
LME Zinc Base Metal (9) 7/2024 USD (649,148) (31,687)
LME Zinc Base Metal (11) 7/2024 USD (794,668) (47,423)
LME Zinc Base Metal (16) 7/2024 USD (1,159,452) (11,636)
LME Zinc Base Metal (17) 7/2024 USD (1,227,846) (49,819)
LME Zinc Base Metal (18) 7/2024 USD (1,303,065) (20,911)
LME Zinc Base Metal (27) 7/2024 USD (1,943,548) (261,061)
LME Zinc Base Metal (63) 7/2024 USD (4,537,449) (426,835)
NY Harbor ULSD (96) 7/2024 USD (10,213,459) (128,708)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
RBOB Gasoline (82) 7/2024 USD $ (8,615,166) $ (314,442)
LME Aluminum Base Metal (1) 8/2024 USD (62,860) 5,978
LME Aluminum Base Metal (1) 8/2024 USD (62,532) 2,032
LME Aluminum Base Metal (10) 8/2024 USD (627,170) 24,695
LME Aluminum Base Metal (11) 8/2024 USD (688,342) 16,563
LME Aluminum Base Metal (39) 8/2024 USD (2,441,176) 44,919
LME Aluminum Base Metal (45) 8/2024 USD (2,819,453) 43,862
LME Aluminum Base Metal (74) 8/2024 USD (4,652,935) 365,794
LME Aluminum Base Metal (75) 8/2024 USD (4,704,713) 323,813
LME Aluminum Base Metal (76) 8/2024 USD (4,763,376) 135,690
LME Aluminum Base Metal (79) 8/2024 USD (4,950,555) 62,304
LME Aluminum Base Metal (150) 8/2024 USD (9,403,013) 334,065
LME Copper Base Metal (2) 8/2024 USD (476,471) 16,124
LME Copper Base Metal (5) 8/2024 USD (1,195,286) 113,451
LME Copper Base Metal (5) 8/2024 USD (1,191,423) 37,657
LME Copper Base Metal (8) 8/2024 USD (1,909,308) 205,279
LME Copper Base Metal (8) 8/2024 USD (1,909,508) 153,471
LME Copper Base Metal (11) 8/2024 USD (2,617,343) 105,763
LME Copper Base Metal (12) 8/2024 USD (2,863,722) 412,883
LME Copper Base Metal (14) 8/2024 USD (3,338,738) 204,276
LME Copper Base Metal (15) 8/2024 USD (3,572,794) 167,542
LME Copper Base Metal (15) 8/2024 USD (3,579,859) 508,777
LME Copper Base Metal (24) 8/2024 USD (5,725,332) 483,880
LME Copper Base Metal (27) 8/2024 USD (6,455,052) 389,223
LME Copper Base Metal (31) 8/2024 USD (7,394,446) 525,244
LME Copper Base Metal (80) 8/2024 USD (19,087,039) 1,712,596
LME Lead Base Metal (1) 8/2024 USD (55,105) 618
LME Lead Base Metal (2) 8/2024 USD (110,245) 697
LME Lead Base Metal (3) 8/2024 USD (165,260) 2,732
LME Lead Base Metal (4) 8/2024 USD (219,990) (1,153)
LME Lead Base Metal (4) 8/2024 USD (220,847) 4,324
LME Lead Base Metal (5) 8/2024 USD (277,595) 12,553
LME Lead Base Metal (6) 8/2024 USD (329,868) 2,066
LME Lead Base Metal (6) 8/2024 USD (332,213) 9,527
LME Lead Base Metal (15) 8/2024 USD (828,443) 27,132
LME Lead Base Metal (20) 8/2024 USD (1,106,375) 58,572
LME Lead Base Metal (26) 8/2024 USD (1,436,429) 47,927
LME Nickel Base Metal (1) 8/2024 USD (103,132) 26,585
LME Nickel Base Metal (3) 8/2024 USD (308,128) 36,023
LME Nickel Base Metal (3) 8/2024 USD (308,173) 32,278
LME Nickel Base Metal (4) 8/2024 USD (411,366) 48,871
LME Nickel Base Metal (6) 8/2024 USD (619,565) 120,580
LME Nickel Base Metal (6) 8/2024 USD (618,813) 106,919
LME Nickel Base Metal (8) 8/2024 USD (826,255) 137,571
LME Nickel Base Metal (9) 8/2024 USD (927,106) 109,721
LME Nickel Base Metal (11) 8/2024 USD (1,131,791) 115,989
LME Nickel Base Metal (11) 8/2024 USD (1,133,665) 160,144
LME Zinc Base Metal (1) 8/2024 USD (72,889) 5,358
LME Zinc Base Metal (2) 8/2024 USD (145,044) (1,450)
LME Zinc Base Metal (2) 8/2024 USD (145,964) 10,230
LME Zinc Base Metal (4) 8/2024 USD (290,701) (3,063)
LME Zinc Base Metal (6) 8/2024 USD (435,245) 488
LME Zinc Base Metal (8) 8/2024 USD (582,396) 20,919
LME Zinc Base Metal (13) 8/2024 USD (944,249) 4,229
LME Zinc Base Metal (17) 8/2024 USD (1,238,896) 57,144
LME Zinc Base Metal (20) 8/2024 USD (1,459,995) 51,420

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (22) 8/2024 USD $ (1,601,193) $ 40,798
LME Zinc Base Metal (34) 8/2024 USD (2,475,787) 47,886
LME Zinc Base Metal (35) 8/2024 USD (2,551,106) 149,477
Natural Gas (47) 8/2024 USD (1,221,060) 53,246
Copper (10) 9/2024 USD (1,097,875) 10,245
KC HRW Wheat (32) 9/2024 USD (938,000) 8,485
LME Aluminum Base Metal (10) 9/2024 USD (629,483) 36,743
LME Aluminum Base Metal (11) 9/2024 USD (693,674) 7,568
LME Aluminum Base Metal (17) 9/2024 USD (1,071,608) 19,741
LME Aluminum Base Metal (17) 9/2024 USD (1,071,897) 2,877
LME Aluminum Base Metal (18) 9/2024 USD (1,133,519) 52,138
LME Aluminum Base Metal (21) 9/2024 USD (1,323,929) 10,555
LME Aluminum Base Metal (26) 9/2024 USD (1,637,630) 77,043
LME Aluminum Base Metal (31) 9/2024 USD (1,956,488) 7,270
LME Aluminum Base Metal (34) 9/2024 USD (2,145,400) (20,502)
LME Aluminum Base Metal (35) 9/2024 USD (2,203,626) 112,019
LME Aluminum Base Metal (89) 9/2024 USD (5,611,027) (42,118)
LME Aluminum Base Metal (127) 9/2024 USD (8,013,097) (66,401)
LME Aluminum Base Metal (405) 9/2024 USD (25,551,045) 584,301
LME Copper Base Metal (2) 9/2024 USD (478,344) 25,901
LME Copper Base Metal (3) 9/2024 USD (718,692) 18,175
LME Copper Base Metal (4) 9/2024 USD (958,433) 25,306
LME Copper Base Metal (10) 9/2024 USD (2,391,958) 109,762
LME Copper Base Metal (11) 9/2024 USD (2,639,725) 5,035
LME Copper Base Metal (16) 9/2024 USD (3,838,940) (12,792)
LME Copper Base Metal (17) 9/2024 USD (4,066,736) 144,865
LME Copper Base Metal (29) 9/2024 USD (6,953,765) 31,533
LME Copper Base Metal (32) 9/2024 USD (7,671,760) 94,708
LME Copper Base Metal (180) 9/2024 USD (43,164,675) 2,020,520
LME Lead Base Metal (1) 9/2024 USD (55,697) 151
LME Lead Base Metal (1) 9/2024 USD (55,666) 1,193
LME Lead Base Metal (2) 9/2024 USD (111,160) (1,242)
LME Lead Base Metal (2) 9/2024 USD (111,394) 67
LME Lead Base Metal (3) 9/2024 USD (167,081) (5,164)
LME Lead Base Metal (4) 9/2024 USD (222,737) (3,548)
LME Lead Base Metal (8) 9/2024 USD (444,830) (5,664)
LME Lead Base Metal (9) 9/2024 USD (500,400) (4,506)
LME Lead Base Metal (10) 9/2024 USD (557,228) (21,254)
LME Lead Base Metal (36) 9/2024 USD (2,005,533) (57,003)
LME Lead Base Metal (98) 9/2024 USD (5,461,173) 77,147
LME Nickel Base Metal (3) 9/2024 USD (310,577) 12,599
LME Nickel Base Metal (3) 9/2024 USD (310,883) 1,408
LME Nickel Base Metal (3) 9/2024 USD (310,062) 36,108
LME Nickel Base Metal (4) 9/2024 USD (413,607) 24,963
LME Nickel Base Metal (11) 9/2024 USD (1,138,583) 39,287
LME Nickel Base Metal (13) 9/2024 USD (1,343,288) 175,211
LME Nickel Base Metal (14) 9/2024 USD (1,449,022) 62,323
LME Nickel Base Metal (21) 9/2024 USD (2,174,415) 46,062
LME Nickel Base Metal (23) 9/2024 USD (2,383,674) (8,692)
LME Nickel Base Metal (200) 9/2024 USD (20,727,312) 1,573,729
LME Zinc Base Metal (3) 9/2024 USD (219,748) (10,353)
LME Zinc Base Metal (3) 9/2024 USD (219,860) (8,144)
LME Zinc Base Metal (4) 9/2024 USD (292,422) (2,559)
LME Zinc Base Metal (5) 9/2024 USD (365,653) (6,571)
LME Zinc Base Metal (6) 9/2024 USD (439,608) (17,376)
LME Zinc Base Metal (9) 9/2024 USD (657,632) 12,728

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (10) 9/2024 USD $ (732,305) $ (32,335)
LME Zinc Base Metal (17) 9/2024 USD (1,248,119) (2,920)
LME Zinc Base Metal (37) 9/2024 USD (2,712,378) (77,163)
LME Zinc Base Metal (73) 9/2024 USD (5,356,777) (243,345)
LME Zinc Base Metal (106) 9/2024 USD (7,778,996) 45,734
100 oz Gold (12) 12/2024 USD (2,862,720) 397
Total of short contracts 12,860,363
Net value $ (11,096,390)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 9,187,228 $ 9,187,228
JPPC
Cash – 46,782,341 46,782,341
MSCL
Cash – 6,919,260 6,919,260

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 261.7%
COMMON STOCKS - 199.0%
Australia - 5.5%
AGL Energy Ltd. (2)(a) 458,867 3,306,361
ANZ Group Holdings Ltd. (2)(a) 60,636 1,139,211
Aristocrat Leisure Ltd. (2)(a) 167,063 5,532,380
Aurizon Holdings Ltd. (2)(a) 1,374,392 3,338,730
BHP Group Ltd. (2)(a) 109,708 3,135,670
BlueScope Steel Ltd. (2)(a) 319,714 4,340,003
Brambles Ltd. (2)(a) 271,890 2,623,720
CAR Group Ltd. (2)(a) 46,939 1,098,943
Cleanaway Waste Management
Ltd. (2)(a) 384,860 710,248
Cochlear Ltd. (2)(a) 8,166 1,802,563
Fortescue Ltd. (2)(a) 145,008 2,064,400
GPT Group (The), REIT (2)(a) 249,775 665,945
Harvey Norman Holdings Ltd. (2)
(a) 694,707 1,923,175
IGO Ltd. (2)(a) 283,877 1,062,631
Incitec Pivot Ltd. (2)(a) 1,167,021 2,251,207
JB Hi-Fi Ltd. (2)(a) 156,421 6,355,673
Lendlease Corp. Ltd. (2)(a) 397,665 1,430,217
Medibank Pvt Ltd. (2)(a) 264,218 654,816
New Hope Corp. Ltd. (2)(a) 37,086 120,118
Orica Ltd. (2)(a) 109,050 1,295,064
Origin Energy Ltd. (2)(a) 94,671 684,941
Pro Medicus Ltd. (2)(a) 24,661 2,342,116
Qantas Airways Ltd. (2)*(a) 285,014 1,109,197
QBE Insurance Group Ltd. (2)(a) 163,890 1,891,884
Qube Holdings Ltd. (2)(a) 661,530 1,606,655
REA Group Ltd. (2)(a) 5,300 692,046
Seven Group Holdings Ltd. (2)(a) 52,579 1,313,538
Tabcorp Holdings Ltd. (2)(a) 734,251 340,671
Telstra Group Ltd. (2)(a) 517,423 1,249,173
Vicinity Ltd., REIT (2)(a) 592,919 729,044
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 16,661 363,489
Wesfarmers Ltd. (2)(a) 77,472 3,354,655
Westpac Banking Corp. (2)(a) 115,259 2,087,012
Whitehaven Coal Ltd. (2)(a) 236,399 1,202,898
Worley Ltd. (2)(a) 85,094 847,389
Yancoal Australia Ltd. (2)(a) 314,279 1,381,603
66,047,386
Austria - 0.3%
Mondi plc (a) 217,164 4,168,541
Belgium - 1.0%
Ageas SA/NV (2)(a) 94,626 4,317,479
Anheuser-Busch InBev SA/NV (2)
(a) 14,544 844,363
KBC Group NV (2)(a) 39,403 2,776,433
Proximus SADP (2)(a) 164,173 1,306,716
Solvay SA (2)(a) 37,968 1,338,906
Umicore SA (2)(a) 89,735 1,350,403
11,934,300
Brazil - 0.3%
Ambev SA, ADR * 166,331 340,979
Gerdau SA, ADR 25,126 82,916
Vale SA, Class B, ADR (a) 21,760 243,059
INVESTMENTS SHARES VALUE ($)
Brazil - 0.3% (continued)
Yara International ASA (2) 109,775 3,163,491
3,830,445
Canada - 8.1%
Air Canada *(a) 345,063 4,514,914
AltaGas Ltd. (a) 130,139 2,940,387
ARC Resources Ltd. (a) 86,074 1,535,811
Atco Ltd., Class I (a) 65,858 1,876,018
Bank of Nova Scotia (The) (a) 78,421 3,587,286
Bombardier, Inc., Class B *(a) 22,109 1,417,801
CAE, Inc. *(a) 36,185 672,096
Canadian Imperial Bank of
Commerce (a) 88,403 4,203,512
Canadian Natural Resources Ltd.
(a) 25,440 906,174
Canadian Tire Corp. Ltd., Class
A (a) 23,437 2,325,455
Capital Power Corp. (a) 141,849 4,042,756
Celestica, Inc. *(a) 53,437 3,060,016
Cenovus Energy, Inc. (a) 107,770 2,118,296
CGI, Inc. *(a) 29,132 2,907,770
Constellation Software, Inc. (a) 486 1,400,354
Descartes Systems Group, Inc.
(The) *(a) 3,219 311,888
Dollarama, Inc. (a) 6,615 603,984
Empire Co. Ltd., Class A (a) 151,965 3,884,519
Fairfax Financial Holdings Ltd. (a) 5,780 6,575,480
Finning International, Inc. (a) 68,784 2,016,685
Fortis, Inc. (a) 5,639 219,163
George Weston Ltd. (a) 16,592 2,386,711
iA Financial Corp., Inc. (a) 35,670 2,239,984
IGM Financial, Inc. (a) 57,841 1,596,911
Imperial Oil Ltd. (a) 24,399 1,663,637
Intact Financial Corp. (a) 1,829 304,836
Kinross Gold Corp. (a) 212,217 1,766,859
Loblaw Cos. Ltd. (a) 18,438 2,138,892
Magna International, Inc. (a) 21,573 904,204
Manulife Financial Corp. (a) 270,996 7,216,390
MEG Energy Corp. *(a) 85,554 1,830,463
National Bank of Canada (a) 14,694 1,165,488
Northland Power, Inc. (a) 32,560 559,783
Nutrien Ltd. (a) 20,484 1,042,879
Onex Corp. (a) 29,195 1,985,102
Open Text Corp. (a) 106,868 3,209,048
Parkland Corp. (a) 45,745 1,282,351
Quebecor, Inc., Class B (a) 16,323 344,465
Saputo, Inc. (a) 65,290 1,466,108
Sun Life Financial, Inc. (a) 39,460 1,934,854
Suncor Energy, Inc. (a) 90,639 3,455,154
TFI International, Inc. (a) 7,782 1,129,942
Toromont Industries Ltd. (a) 2,355 208,517
Tourmaline Oil Corp. (a) 4,646 210,726
West Fraser Timber Co. Ltd. (a) 30,179 2,317,830
Whitecap Resources, Inc. (a) 407,961 2,985,044
96,466,543
China - 1.9%
Autohome, Inc., ADR (a) 19,733 541,671
BOC Hong Kong Holdings Ltd. (2) 741,000 2,286,500
NXP Semiconductors NV (a) 15,077 4,057,070

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1.9% (continued)
Prosus NV (2)*(a) 43,547 1,548,465
Qifu Technology, Inc., ADR (a) 16,491 325,367
SITC International Holdings Co.
Ltd. (2) 305,000 827,035
Tencent Music Entertainment
Group, ADR (a) 31,675 445,034
Wilmar International Ltd. (2) 800,100 1,824,440
Xinyi Glass Holdings Ltd. (2) 1,810,000 1,982,171
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,970,900 8,997,687
22,835,440
Denmark - 2.5%
AP Moller - Maersk A/S, Class B
(2)(a) 2,129 3,692,424
Carlsberg A/S, Class B (2)(a) 23,837 2,861,729
Danske Bank A/S (2)(a) 113,587 3,387,849
Demant A/S (2)*(a) 44,500 1,927,324
Genmab A/S (2)*(a) 12,366 3,098,839
ISS A/S (2)(a) 210,894 3,621,085
Jyske Bank A/S (Registered) (2)(a) 25,867 2,060,668
Pandora A/S (2)(a) 27,911 4,200,969
ROCKWOOL A/S, Class B (2)(a) 11,688 4,738,072
Royal Unibrew A/S (2)*(a) 2,764 219,215
29,808,174
Finland - 1.2%
Elisa OYJ (2)(a) 4,764 218,109
Fortum OYJ (2)(a) 376,042 5,505,078
Huhtamaki OYJ (2)(a) 21,034 841,173
Kone OYJ, Class B (2)(a) 12,264 608,066
Nokia OYJ (2)(a) 981,697 3,736,402
Nordea Bank Abp (2)(a) 72,228 861,032
UPM-Kymmene OYJ (2)(a) 11,774 413,533
Valmet OYJ (2)(a) 55,295 1,582,503
Wartsila OYJ Abp (2)(a) 37,397 724,989
14,490,885
France - 5.5%
Amundi SA (2)(a)(b) 20,247 1,309,515
Arkema SA (2)(a) 20,683 1,802,387
AXA SA (2)(a) 37,626 1,233,050
BNP Paribas SA (2)(a) 36,489 2,333,548
Bouygues SA (2)(a) 186,339 5,989,752
Carrefour SA (2)(a) 374,562 5,307,640
Cie de Saint-Gobain SA (2)(a) 96,221 7,483,505
Credit Agricole SA (2)(a) 293,819 4,011,986
Eiffage SA (2)(a) 50,283 4,621,331
Engie SA (2)(a) 53,724 769,347
Forvia SE (2)(a) 93,584 1,116,634
Gaztransport Et Technigaz SA (2)
(a) 11,144 1,457,922
Ipsen SA (2)(a) 8,163 1,002,897
La Francaise des Jeux SAEM (2)
(a)(b) 6,113 208,209
Orange SA (2)(a) 325,723 3,267,167
Publicis Groupe SA (2)(a) 4,884 518,774
Rexel SA (2)(a) 168,770 4,365,836
Safran SA (2)(a) 999 210,548
SCOR SE (2)(a) 83,847 2,125,379
INVESTMENTS SHARES VALUE ($)
France - 5.5% (continued)
Societe Generale SA (2)(a) 135,121 3,176,840
Sodexo SA (2)(a) 7,503 675,878
SPIE SA (2)(a) 10,916 395,491
TotalEnergies SE (2)(a) 68,548 4,589,547
Ubisoft Entertainment SA (2)*(a) 34,935 764,490
Valeo SE (2)(a) 126,261 1,350,151
Verallia SA (2)(a)(b) 2,363 85,986
Vinci SA (2)(a) 14,932 1,573,898
Vivendi SE (2)(a) 71,683 749,204
Worldline SA (2)*(a)(b) 326,692 3,560,171
66,057,083
Germany - 6.4%
Allianz SE (Registered) (2)(a) 11,086 3,078,925
Aroundtown SA (2)*(a) 504,179 1,059,065
Aurubis AG (2)(a) 39,215 3,076,173
BASF SE (2)(a) 51,338 2,481,811
Bechtle AG (2)(a) 43,890 2,064,532
Brenntag SE (2)(a) 38,725 2,612,387
Commerzbank AG (2)(a) 325,980 4,944,543
Continental AG (2)(a) 54,279 3,074,210
Daimler Truck Holding AG (2)(a) 14,439 575,873
Deutsche Bank AG (Registered)
(2)(a) 736,316 11,768,214
Deutsche Lufthansa AG
(Registered) (2)(a) 231,275 1,418,569
Evonik Industries AG (2)(a) 144,926 2,957,181
Freenet AG (2)(a) 45,416 1,207,605
GEA Group AG (2)(a) 19,817 823,861
Hannover Rueck SE (2)(a) 4,251 1,076,091
Heidelberg Materials AG (2)(a) 82,218 8,499,214
HOCHTIEF AG (2)(a) 4,654 530,174
HUGO BOSS AG (2)(a) 27,971 1,257,667
K+S AG (Registered) (2)(a) 75,420 1,016,565
KION Group AG (2)(a) 32,027 1,337,876
Knorr-Bremse AG (2)(a) 21,004 1,605,439
LANXESS AG (2)(a) 27,507 676,639
LEG Immobilien SE (2)(a) 2,927 239,125
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 2,762,753
RWE AG (2)(a) 94,671 3,247,721
Talanx AG (2)(a) 34,757 2,769,773
TeamViewer SE (2)*(a)(b) 65,320 731,114
thyssenkrupp AG (2)(a) 880,930 3,813,800
TUI AG (2)* 422,844 2,988,965
Zalando SE (2)*(a)(b) 125,478 2,945,548
76,641,413
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 31,407 762,609
Hong Kong - 1.0%
CK Asset Holdings Ltd. (2)(a) 498,872 1,868,808
CLP Holdings Ltd. (2)(a) 58,000 469,111
Hang Lung Properties Ltd. (2)(a) 543,000 462,051
Hang Seng Bank Ltd. (2)(a) 15,400 197,988
New World Development Co. Ltd.
(2)(a) 726,000 679,409

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.0% (continued)
Sun Hung Kai Properties Ltd. (2)(a) 247,000 2,140,142
Swire Pacific Ltd., Class A (2)(a) 245,000 2,163,009
WH Group Ltd. (2)(a)(b) 6,715,000 4,419,856
12,400,374
Italy - 4.7%
A2A SpA (2)(a) 1,916,160 3,803,934
Assicurazioni Generali SpA (2)(a) 195,523 4,867,345
Azimut Holding SpA (2)(a) 65,075 1,533,696
Banca Monte dei Paschi di Siena
SpA (2)(a) 373,519 1,760,974
Banco BPM SpA (2)(a) 491,141 3,160,886
BPER Banca SpA (2)(a) 527,849 2,672,136
Buzzi SpA (2)(a) 107,483 4,328,120
Coca-Cola HBC AG (2)(a) 120,624 4,105,342
Eni SpA (2)(a) 209,437 3,215,832
Hera SpA (2)(a) 485,067 1,658,000
Intesa Sanpaolo SpA (2)(a) 612,948 2,277,968
Italgas SpA (2)(a) 100,036 494,013
Leonardo SpA (2)(a) 238,731 5,531,113
Nexi SpA (2)*(a)(b) 61,760 376,489
Pirelli & C SpA (2)(a)(b) 45,406 269,822
Poste Italiane SpA (2)(a)(b) 88,686 1,128,489
Prysmian SpA (2)(a) 74,518 4,600,517
UniCredit SpA (2)(a) 96,114 3,556,797
Unipol Gruppo SpA (2)(a) 688,675 6,829,814
56,171,287
Japan - 28.5%
ABC-Mart, Inc. (2)(a) 30,600 537,031
AGC, Inc. (2)(a) 91,800 2,987,051
Air Water, Inc. (2)(a) 99,000 1,345,239
Aisin Corp. (2)(a) 126,100 4,119,533
Alfresa Holdings Corp. (2)(a) 20,400 280,383
Amada Co. Ltd. (2)(a) 260,200 2,893,051
Asahi Group Holdings Ltd. (2)(a) 53,100 1,878,922
Asahi Kasei Corp. (2)(a) 217,100 1,394,022
Brother Industries Ltd. (2)(a) 176,900 3,124,797
Canon, Inc. (2)(a) 37,900 1,028,138
Central Japan Railway Co. (2)(a) 209,700 4,545,695
Chubu Electric Power Co., Inc. (2)
(a) 439,800 5,195,501
COMSYS Holdings Corp. (2)(a) 3,100 59,843
Concordia Financial Group Ltd.
(2)(a) 65,900 390,357
Cosmo Energy Holdings Co. Ltd.
(2)(a) 13,300 671,380
Dai Nippon Printing Co. Ltd. (2)(a) 74,000 2,496,805
Dai-ichi Life Holdings, Inc. (2)(a) 132,300 3,542,974
Daito Trust Construction Co. Ltd.
(2)(a) 16,500 1,707,938
Daiwa House Industry Co. Ltd. (2)
(a) 77,200 1,965,503
Daiwa House REIT Investment
Corp., REIT (2)(a) 519 794,659
Dentsu Group, Inc. (2)(a) 44,300 1,121,697
ENEOS Holdings, Inc. (2)(a) 1,087,700 5,605,410
Fuji Electric Co. Ltd. (2)(a) 7,500 428,554
Fujikura Ltd. (2)(a) 45,100 892,495
Fujitsu Ltd. (2)(a) 39,400 617,929
INVESTMENTS SHARES VALUE ($)
Japan - 28.5% (continued)
GLP J-REIT (2)(a) 270 220,457
Goldwin, Inc. (2)(a) 11,500 629,824
Hakuhodo DY Holdings, Inc. (2)(a) 80,900 592,204
Haseko Corp. (2)(a) 138,600 1,534,960
Hikari Tsushin, Inc. (2)(a) 9,000 1,685,886
Hirose Electric Co. Ltd. (2)(a) 9,800 1,086,693
Hitachi Construction Machinery
Co. Ltd. (2)(a) 109,000 2,922,845
Honda Motor Co. Ltd. (2)(a) 100,700 1,082,524
Idemitsu Kosan Co. Ltd. (2)(a) 771,400 5,013,763
Iida Group Holdings Co. Ltd. (2)(a) 169,300 2,236,834
Inpex Corp. (2)(a) 394,900 5,799,297
Isuzu Motors Ltd. (2)(a) 68,700 913,330
Ito En Ltd. (2)(a) 64,700 1,404,130
ITOCHU Corp. (2)(a) 24,000 1,179,797
Japan Post Bank Co. Ltd. (2)(a) 181,500 1,723,338
Japan Post Holdings Co. Ltd. (2)(a) 222,200 2,208,608
Japan Post Insurance Co. Ltd. (2)
(a) 246,700 4,797,853
Japan Real Estate Investment
Corp., REIT (2)(a) 83 262,347
JFE Holdings, Inc. (2)(a) 249,200 3,596,611
Kajima Corp. (2)(a) 57,200 992,191
Kansai Electric Power Co., Inc.
(The) (2)(a) 308,400 5,178,594
Kansai Paint Co. Ltd. (2)(a) 111,400 1,801,178
Kao Corp. (2)(a) 7,700 311,750
Kawasaki Kisen Kaisha Ltd. (2)(a) 100,700 1,468,497
Kinden Corp. (2)(a) 22,600 451,955
Kirin Holdings Co. Ltd. (2)(a) 146,800 1,896,303
Kobe Steel Ltd. (2)(a) 296,700 3,690,963
Koito Manufacturing Co. Ltd. (2)(a) 91,900 1,266,961
Komatsu Ltd. (2)(a) 74,300 2,170,269
Konami Group Corp. (2)(a) 3,300 238,605
Kose Corp. (2)(a) 22,900 1,453,787
Kuraray Co. Ltd. (2)(a) 267,500 3,095,041
Kyocera Corp. (2)(a) 126,000 1,453,262
Kyowa Kirin Co. Ltd. (2)(a) 86,800 1,487,807
Kyushu Electric Power Co., Inc.
(2)(a) 113,800 1,173,952
Kyushu Railway Co. (2)(a) 47,700 1,035,472
Lion Corp. (2)(a) 187,500 1,461,419
Lixil Corp. (2)(a) 38,400 404,729
LY Corp. (2)(a) 558,300 1,348,111
Makita Corp. (2)(a) 70,700 1,935,622
Mazda Motor Corp. (2)(a) 421,100 4,059,829
McDonald's Holdings Co. Japan
Ltd. (2)(a) 34,000 1,341,817
Medipal Holdings Corp. (2)(a) 200,900 3,062,783
MEIJI Holdings Co. Ltd. (2)(a) 51,000 1,103,035
MINEBEA MITSUMI, Inc. (2)(a) 15,400 317,253
MISUMI Group, Inc. (2)(a) 24,100 413,579
Mitsubishi Chemical Group Corp.
(2)(a) 367,000 2,044,846
Mitsubishi Electric Corp. (2)(a) 361,400 5,791,478
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 102,300 1,962,377
Mitsubishi HC Capital, Inc. (2)(a) 483,500 3,199,073
Mitsubishi Motors Corp. (2)(a) 523,400 1,448,924
Mitsui & Co. Ltd. (2)(a) 40,600 925,949

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.5% (continued)
Mitsui Chemicals, Inc. (2)(a) 36,800 1,019,044
Mitsui OSK Lines Ltd. (2)(a) 29,300 880,953
Mizuho Financial Group, Inc. (2)(a) 133,300 2,805,617
MS&AD Insurance Group
Holdings, Inc. (2)(a) 191,100 4,266,502
Nexon Co. Ltd. (2)(a) 30,400 565,569
NGK Insulators Ltd. (2)(a) 325,000 4,173,121
NH Foods Ltd. (2)(a) 59,000 1,771,785
Nintendo Co. Ltd. (2)(a) 39,300 2,098,682
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 42,700 1,976,178
Nippon Steel Corp. (2)(a) 166,100 3,521,060
Nippon Yusen KK (2)(a) 180,700 5,272,269
Nisshin Seifun Group, Inc. (2)(a) 98,700 1,139,064
Nitto Denko Corp. (2)(a) 5,700 452,106
NOF Corp. (2)(a) 17,100 234,529
Nomura Holdings, Inc. (2)(a) 633,800 3,661,040
Nomura Real Estate Holdings, Inc.
(2)(a) 11,100 279,425
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 506 449,484
NSK Ltd. (2)(a) 537,900 2,624,030
Obayashi Corp. (2)(a) 152,600 1,823,630
Obic Co. Ltd. (2)(a) 2,300 296,774
Oji Holdings Corp. (2)(a) 1,311,400 5,176,832
Ono Pharmaceutical Co. Ltd. (2)(a) 295,900 4,042,977
Open House Group Co. Ltd. (2)(a) 50,900 1,563,908
Oracle Corp. Japan (2)(a) 18,300 1,262,781
ORIX Corp. (2)(a) 11,400 252,668
Orix JREIT, Inc., REIT (2)(a) 462 457,831
Osaka Gas Co. Ltd. (2)(a) 248,700 5,496,350
Otsuka Corp. (2)(a) 213,800 4,123,800
Otsuka Holdings Co. Ltd. (2)(a) 87,100 3,679,692
Pan Pacific International Holdings
Corp. (2)(a) 13,000 304,094
Panasonic Holdings Corp. (2)(a) 1,011,500 8,315,033
Persol Holdings Co. Ltd. (2)(a) 1,943,900 2,693,552
Pola Orbis Holdings, Inc. (2)(a) 36,500 296,406
Renesas Electronics Corp. (2)(a) 122,300 2,319,377
Ricoh Co. Ltd. (2)(a) 211,900 1,816,218
Rohm Co. Ltd. (2)(a) 234,100 3,129,374
Ryohin Keikaku Co. Ltd. (2)(a) 168,300 2,800,840
Santen Pharmaceutical Co. Ltd.
(2)(a) 227,700 2,329,483
Sanwa Holdings Corp. (2)(a) 28,300 519,334
SCREEN Holdings Co. Ltd. (2)(a) 32,400 2,937,347
SCSK Corp. (2)(a) 72,500 1,450,473
Sega Sammy Holdings, Inc. (2)(a) 39,200 582,406
Seiko Epson Corp. (2)(a) 130,700 2,043,243
Sekisui Chemical Co. Ltd. (2)(a) 170,300 2,364,208
Sharp Corp. (2)*(a) 107,600 622,595
Shimamura Co. Ltd. (2)(a) 107,200 4,881,282
Shimizu Corp. (2)(a) 42,700 240,628
Shionogi & Co. Ltd. (2)(a) 16,500 642,651
Skylark Holdings Co. Ltd. (2)(a) 113,800 1,515,936
Sohgo Security Services Co. Ltd.
(2)(a) 448,300 2,619,923
Sojitz Corp. (2)(a) 183,300 4,477,519
Sompo Holdings, Inc. (2)(a) 231,300 4,955,302
INVESTMENTS SHARES VALUE ($)
Japan - 28.5% (continued)
Square Enix Holdings Co. Ltd. (2)
(a) 89,800 2,705,743
Stanley Electric Co. Ltd. (2)(a) 39,000 698,831
Subaru Corp. (2)(a) 278,800 5,928,782
Sugi Holdings Co. Ltd. (2)(a) 86,100 1,183,201
SUMCO Corp. (2)(a) 171,700 2,483,781
Sumitomo Corp. (2)(a) 68,500 1,720,853
Sumitomo Electric Industries Ltd.
(2)(a) 28,000 437,766
Sumitomo Forestry Co. Ltd. (2)(a) 53,800 1,724,694
Sumitomo Heavy Industries Ltd.
(2)(a) 175,000 4,567,072
Sundrug Co. Ltd. (2)(a) 8,900 224,546
Suntory Beverage & Food Ltd. (2)
(a) 86,800 3,082,809
T&D Holdings, Inc. (2)(a) 48,900 854,139
TBS Holdings, Inc. (2)(a) 46,800 1,184,897
TDK Corp. (2)(a) 29,100 1,789,413
TIS, Inc. (2)(a) 27,900 542,042
Toho Co. Ltd. (2)(a) 13,600 397,855
Tohoku Electric Power Co., Inc.
(2)(a) 111,400 1,006,968
Tokyo Century Corp. (2)(a) 147,800 1,389,663
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 862,000 4,641,856
Tokyo Gas Co. Ltd. (2)(a) 168,800 3,633,924
Tokyu Fudosan Holdings Corp. (2)
(a) 136,600 916,931
TOPPAN Holdings, Inc. (2)(a) 233,000 6,463,530
Toray Industries, Inc. (2)(a) 203,500 965,148
Tosoh Corp. (2)(a) 279,000 3,652,042
TOTO Ltd. (2)(a) 40,400 951,797
Toyo Suisan Kaisha Ltd. (2)(a) 31,700 1,888,123
Toyota Boshoku Corp. (2)(a) 193,800 2,573,979
Toyota Industries Corp. (2)(a) 11,900 1,012,278
Toyota Tsusho Corp. (2)(a) 371,100 7,252,452
Trend Micro, Inc. (2)(a) 6,900 281,250
Tsuruha Holdings, Inc. (2)(a) 3,900 221,692
Welcia Holdings Co. Ltd. (2)(a) 57,400 715,803
Yamada Holdings Co. Ltd. (2)(a) 396,900 1,067,652
Yamazaki Baking Co. Ltd. (2)(a) 101,900 2,103,592
Yokogawa Electric Corp. (2)(a) 30,700 745,583
Zensho Holdings Co. Ltd. (2)(a) 36,300 1,383,927
340,123,158
Jordan - 0.0% †
Hikma Pharmaceuticals plc (2) 14,939 355,937
Luxembourg - 0.5%
Aperam SA (2)(a) 31,637 817,916
ArcelorMittal SA (2)(a) 206,933 4,740,683
5,558,599
Mexico - 0.1%
Coca-Cola Femsa SAB de CV,
ADR 933 80,089
Fomento Economico Mexicano
SAB de CV, ADR 552 59,423
Grupo Aeroportuario del Sureste
SAB de CV, ADR 2,275 681,407

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Mexico - 0.1% (continued)
Grupo Televisa SAB, ADR (a)(c) 245,363 679,656
1,500,575
Netherlands - 2.6%
Aalberts NV (2)(a) 39,795 1,611,409
ABN AMRO Bank NV, CVA (2)(a)
(b) 219,685 3,608,035
Arcadis NV (2)(a) 4,524 286,285
ASR Nederland NV (2)(a) 30,318 1,443,399
EXOR NV (2)(a) 10,557 1,102,752
Koninklijke Ahold Delhaize NV (2)
(a) 243,895 7,177,120
Koninklijke KPN NV (2)(a) 339,582 1,301,528
Koninklijke Philips NV (2)*(a) 132,633 3,335,526
NN Group NV (2)(a) 97,873 4,548,987
Randstad NV (2)(a) 84,079 3,817,401
Wolters Kluwer NV (2)(a) 14,580 2,407,716
30,640,158
Norway - 0.5%
Equinor ASA (2)(a) 81,543 2,335,703
Kongsberg Gruppen ASA (2)(a) 13,644 1,111,074
Norsk Hydro ASA (2)(a) 325,784 2,031,095
5,477,872
Portugal - 0.0% †
Galp Energia SGPS SA (2) 13,706 289,483
Singapore - 1.5%
CapitaLand Integrated Commercial
Trust, REIT (2) 517,000 752,726
Genting Singapore Ltd. (2) 6,059,700 3,851,803
Jardine Cycle & Carriage Ltd. (2) 88,900 1,739,270
Mapletree Pan Asia Commercial
Trust, REIT (2) 404,300 362,806
Oversea-Chinese Banking Corp.
Ltd. (2) 166,200 1,764,942
Seatrium Ltd. (2)* 442,145 448,464
Singapore Airlines Ltd. (2) 316,200 1,606,602
STMicroelectronics NV (2) 128,989 5,052,232
United Overseas Bank Ltd. (2) 72,400 1,670,002
UOL Group Ltd. (2) 138,800 531,807
17,780,654
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.,
ADR (a)(c) 168,613 1,546,181
Spain - 2.6%
Acciona SA (2)(a) 7,064 835,994
Acerinox SA (2)(a) 266,656 2,777,390
ACS Actividades de Construccion
y Servicios SA (2)(a) 83,625 3,611,927
Aena SME SA (2)(a)(b) 6,066 1,228,348
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 467,146 4,689,441
Banco Santander SA (2)(a) 1,471,775 6,847,836
Endesa SA (2)(a) 15,996 300,548
Industria de Diseno Textil SA (2)(a) 25,839 1,282,219
Mapfre SA (2)(a) 1,039,082 2,396,279
INVESTMENTS SHARES VALUE ($)
Spain - 2.6% (continued)
Repsol SA (2)(a) 472,286 7,489,830
31,459,812
Sweden - 3.9%
AAK AB (2)(a) 17,495 512,267
Alfa Laval AB (2)(a) 9,288 406,737
Autoliv, Inc. (a) 3,393 363,017
Billerud Aktiebolag (2)(a) 175,900 1,629,146
Elekta AB, Class B (2)(a) 247,840 1,545,254
Embracer Group AB, Class B
(2)*(a) 1,216,078 2,659,296
Essity AB, Class B (2)(a) 152,676 3,903,136
Evolution AB (2)(a)(b) 9,190 956,581
Getinge AB, Class B (2)(a) 151,907 2,580,285
H & M Hennes & Mauritz AB, Class
B (2)(a) 130,156 2,061,686
Hexpol AB (2)(a) 75,212 833,739
Husqvarna AB, Class B (2)(a) 108,831 870,294
Sandvik AB (2)(a) 61,878 1,243,396
Securitas AB, Class B (2)(a) 246,262 2,441,030
Skandinaviska Enskilda Banken
AB, Class A (2)(a) 48,680 719,718
Skanska AB, Class B (2)(a) 19,603 353,645
SKF AB, Class B (2)(a) 275,182 5,530,402
SSAB AB, Class B (2)(a) 827,284 4,485,767
Swedbank AB, Class A (2)(a) 94,464 1,945,794
Trelleborg AB, Class B (2)(a) 104,910 4,082,698
Volvo AB, Class B (2)(a) 93,527 2,403,123
Volvo Car AB, Class B (2)*(a) 1,625,380 5,025,668
46,552,679
Switzerland - 3.6%
ABB Ltd. (Registered) (2)(a) 24,050 1,333,595
Adecco Group AG (Registered)
(2)(a) 132,476 4,394,874
BKW AG (2)(a) 19,984 3,189,779
DKSH Holding AG (a) 27,556 1,861,705
Flughafen Zurich AG (Registered)
(2)(a) 14,907 3,299,810
Georg Fischer AG (Registered)
(2)(a) 14,916 997,811
Helvetia Holding AG (Registered)
(2)(a) 11,232 1,518,114
Logitech International SA
(Registered) (2)(a) 38,282 3,684,291
Novartis AG (Registered) (2)(a) 67,605 7,198,016
Schindler Holding AG (2)(a) 3,953 991,822
SGS SA (Registered) (2)(a) 9,250 824,655
Swatch Group AG (The) (2)(a) 19,046 3,902,095
Swisscom AG (Registered) (2)(a) 4,004 2,251,512
Tecan Group AG (Registered) (2)
(a) 5,726 1,917,163
Temenos AG (Registered) (2)(a) 6,428 442,961
UBS Group AG (Registered) (2)(a) 150,524 4,420,915
Zurich Insurance Group AG (2)(a) 2,199 1,171,399
43,400,517
Taiwan - 0.1%
ASE Technology Holding Co. Ltd.,
ADR *(a) 122,050 1,393,811

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 10.1%
Associated British Foods plc (2)(a) 93,168 2,909,065
Auto Trader Group plc (2)(a)(b) 85,936 864,961
Aviva plc (2)(a) 45,520 274,181
B&M European Value Retail SA
(2)(a) 178,575 983,767
BAE Systems plc (2)(a) 339,025 5,647,017
Barclays plc (2)(a) 2,604,092 6,881,098
Barratt Developments plc (2)(a) 225,995 1,342,213
Beazley plc (2)(a) 148,554 1,326,817
British American Tobacco plc (2)(a) 81,891 2,515,665
Britvic plc (2)(a) 119,863 1,790,555
BT Group plc (2)(a) 3,833,471 6,796,180
Bunzl plc (2)(a) 26,232 996,661
Centrica plc (2)(a) 5,779,680 9,851,444
CK Hutchison Holdings Ltd. (2)(a) 902,500 4,304,995
Compass Group plc (2)(a) 69,009 1,880,035
DCC plc (2) 63,308 4,418,382
easyJet plc (2)(a) 318,070 1,834,771
Frasers Group plc (2)*(a) 40,507 451,804
Harbour Energy plc (2)(a) 574,807 2,256,861
Hargreaves Lansdown plc (2)(a) 26,729 381,007
Hays plc (2)(a) 101,800 121,279
Howden Joinery Group plc (2)(a) 137,293 1,518,453
HSBC Holdings plc (2)(a) 176,072 1,519,855
Imperial Brands plc (2)(a) 155,300 3,973,945
Inchcape plc (2)(a) 167,706 1,575,930
InterContinental Hotels Group plc
(2)(a) 35,161 3,694,591
International Distribution Services
plc (2)*(a) 145,453 587,216
Intertek Group plc (2)(a) 7,210 435,845
Investec plc (2)(a) 166,535 1,203,859
ITV plc (2)(a) 348,038 353,910
J Sainsbury plc (2)(a) 558,842 1,800,508
JD Sports Fashion plc (2)(a) 1,995,428 2,996,410
Johnson Matthey plc (a) 55,869 1,106,678
Just Eat Takeaway.com NV (2)*(a)
(b) 148,045 1,769,376
Kingfisher plc (2)(a) 960,480 3,011,754
Lloyds Banking Group plc (2)(a) 2,871,472 1,980,500
Man Group plc (2)(a) 841,114 2,569,995
Marks & Spencer Group plc (2)(a) 1,396,051 5,047,752
NatWest Group plc (2)(a) 744,398 2,928,534
Next plc (2)(a) 12,996 1,483,079
Pearson plc (2)(a) 189,537 2,366,784
Rightmove plc (2)(a) 224,502 1,515,403
Rolls-Royce Holdings plc (2)*(a) 365,112 2,096,926
Sage Group plc (The) (2)(a) 22,886 313,545
Schroders plc (2)(a) 46,250 211,665
Standard Chartered plc (2)(a) 551,737 4,981,890
Subsea 7 SA (2)(a) 105,145 1,973,173
Tate & Lyle plc (a) 46,152 348,878
Tesco plc (2)(a) 930,791 3,595,434
Travis Perkins plc (a) 106,043 1,030,836
Vodafone Group plc (2)(a) 5,556,520 4,916,626
Whitbread plc (2)(a) 19,925 747,776
121,485,884
INVESTMENTS SHARES VALUE ($)
United States - 106.4%
3M Co. (a) 41,269 4,217,279
A O Smith Corp. (a) 27,751 2,269,477
Abbott Laboratories (a)(c) 11,879 1,234,347
AbbVie, Inc. (a)(c) 19,098 3,275,689
Acuity Brands, Inc. (a) 22,692 5,478,756
Adobe, Inc. *(a) 6,346 3,525,457
ADT, Inc. (a) 385,411 2,929,124
Advance Auto Parts, Inc. (a) 18,022 1,141,333
AGCO Corp. (a)(c) 66,783 6,536,720
Agilent Technologies, Inc. (a)(c) 24,534 3,180,342
Akamai Technologies, Inc. *(a)(c) 13,844 1,247,068
Align Technology, Inc. *(a) 1,066 257,364
Allegion plc (a)(c) 2,278 269,146
ALLETE, Inc. (a) 33,179 2,068,711
Allison Transmission Holdings,
Inc. (a) 62,491 4,743,067
Allstate Corp. (The) (a) 12,772 2,039,178
Ally Financial, Inc. (a) 32,852 1,303,239
Alphabet, Inc., Class A (a) 37,199 6,775,798
Altria Group, Inc. (a) 119,557 5,445,821
Amdocs Ltd. (a) 28,017 2,211,102
American Electric Power Co., Inc.
(a)(c) 18,276 1,603,536
American Financial Group, Inc. (a)
(c) 7,804 960,048
American International Group, Inc.
(a) 48,852 3,626,772
Ameriprise Financial, Inc. (a)(c) 4,915 2,099,639
Amkor Technology, Inc. (a) 196,125 7,848,922
Analog Devices, Inc. (a)(c) 5,824 1,329,386
Applied Industrial Technologies,
Inc. (a) 6,517 1,264,298
Applied Materials, Inc. (a) 25,779 6,083,586
AppLovin Corp., Class A *(a)(c) 7,317 608,921
Aramark (a)(c) 91,923 3,127,220
Arch Capital Group Ltd. *(a) 35,312 3,562,628
Archer-Daniels-Midland Co. (a)(c) 84,777 5,124,770
Arista Networks, Inc. *(a) 9,483 3,323,602
Armstrong World Industries, Inc.
(a)(c) 8,375 948,385
Arrow Electronics, Inc. *(a)(c) 52,516 6,341,832
ASGN, Inc. *(a)(c) 29,763 2,624,204
Associated Banc-Corp. (a)(c) 64,129 1,356,328
Assurant, Inc. (a) 23,802 3,957,083
Assured Guaranty Ltd. (a) 24,820 1,914,863
AT&T, Inc. (a) 482,514 9,220,842
Autodesk, Inc. *(a) 5,467 1,352,809
AutoNation, Inc. *(a)(c) 11,705 1,865,543
Avantor, Inc. *(a)(c) 55,874 1,184,529
Avient Corp. (a)(c) 13,960 609,354
Avnet, Inc. (a) 98,375 5,065,329
Axalta Coating Systems Ltd. *(a) 8,140 278,144
Axis Capital Holdings Ltd. (a) 44,950 3,175,718
Baker Hughes Co., Class A (a) 42,256 1,486,144
Bank of New York Mellon Corp.
(The) (a) 82,037 4,913,196
Bank OZK (a) 115,096 4,718,936
Baxter International, Inc. (a)(c) 88,059 2,945,574
Becton Dickinson & Co. (a) 6,630 1,549,497
Belden, Inc. (a)(c) 6,401 600,414

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
BellRing Brands, Inc. *(a) 26,871 1,535,409
Berry Global Group, Inc. (a)(c) 82,114 4,832,409
Best Buy Co., Inc. (a) 31,925 2,690,958
Bio-Rad Laboratories, Inc., Class
A *(a)(c) 2,653 724,561
Black Hills Corp. (a) 60,968 3,315,440
Booking Holdings, Inc. (a) 878 3,478,197
BorgWarner, Inc. (a) 38,932 1,255,168
Boston Beer Co., Inc. (The), Class
A *(a) 4,957 1,512,133
BP plc (2)(a) 480,238 2,891,406
Brink's Co. (The) (a)(c) 17,248 1,766,195
Bristol-Myers Squibb Co. (a) 20,984 871,466
Brixmor Property Group, Inc., REIT
(a) 138,456 3,196,949
BRP, Inc. (a) 27,100 1,736,278
Builders FirstSource, Inc. *(a) 22,753 3,149,243
Bunge Global SA (a)(c) 58,640 6,260,993
BWX Technologies, Inc. (a)(c) 27,536 2,615,920
Cabot Corp. (a)(c) 27,490 2,526,056
CACI International, Inc., Class A
*(a) 6,497 2,794,555
Cadence Design Systems, Inc.
*(a)(c) 5,835 1,795,721
Camden Property Trust, REIT (a) 9,912 1,081,498
Capital One Financial Corp. (a) 49,629 6,871,135
Cardinal Health, Inc. (a) 63,756 6,268,490
Carlisle Cos., Inc. (a) 3,545 1,436,469
Carnival Corp. *(a)(c) 102,906 1,926,400
Carter's, Inc. (a)(c) 49,490 3,066,895
Casey's General Stores, Inc. (a)(c) 1,903 726,109
Caterpillar, Inc. (a)(c) 6,483 2,159,487
CBRE Group, Inc., Class A *(a) 42,521 3,789,046
Celanese Corp., Class A (a)(c) 17,046 2,299,335
Cencora, Inc. (a)(c) 20,081 4,524,249
Centene Corp. *(a) 90,054 5,970,580
Charles River Laboratories
International, Inc. *(a)(c) 13,470 2,782,633
Chord Energy Corp. (a)(c) 5,210 873,613
Chord Energy Corp. 2,861 479,732
Chubb Ltd. (a) 10,961 2,795,932
Ciena Corp. *(a) 42,779 2,061,092
Cigna Group (The) (a) 13,363 4,417,407
Cincinnati Financial Corp. (a) 18,236 2,153,672
Cintas Corp. (a) 2,521 1,765,355
Cirrus Logic, Inc. *(a) 42,141 5,379,720
Cisco Systems, Inc. (a) 43,025 2,044,118
Citigroup, Inc. (a) 49,182 3,121,090
Citizens Financial Group, Inc. (a) 64,817 2,335,357
Civitas Resources, Inc. (a) 22,976 1,585,344
Clean Harbors, Inc. *(a) 8,522 1,927,250
Cleveland-Cliffs, Inc. *(a) 245,663 3,780,754
CME Group, Inc. (a) 7,116 1,399,006
CNA Financial Corp. (a) 26,129 1,203,763
CNO Financial Group, Inc. (a) 162,262 4,497,903
CNX Resources Corp. *(a)(c) 41,297 1,003,517
Coca-Cola Consolidated, Inc. (a) 4,853 5,265,505
Cognizant Technology Solutions
Corp., Class A (a) 43,147 2,933,996
Colgate-Palmolive Co. (a) 27,118 2,631,531
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Columbia Sportswear Co. (a)(c) 31,840 2,517,907
Comcast Corp., Class A (a) 134,516 5,267,647
Comfort Systems USA, Inc. (a) 2,193 666,935
Commercial Metals Co. (a) 84,340 4,637,857
CommVault Systems, Inc. *(a) 29,222 3,552,519
Concentrix Corp. (a) 20,231 1,280,218
Copart, Inc. *(a)(c) 35,397 1,917,102
Core & Main, Inc., Class A *(a)(c) 4,772 233,542
Corebridge Financial, Inc. (a) 240,355 6,999,138
Coty, Inc., Class A *(a)(c) 25,686 257,374
Crane Co. (a) 6,582 954,258
Crane NXT Co. (a)(c) 14,677 901,461
CRH plc (2)(a) 34,252 2,538,218
Crowdstrike Holdings, Inc., Class
A *(a) 4,015 1,538,508
Crown Holdings, Inc. (a) 4,912 365,404
Cummins, Inc. (a) 14,218 3,937,391
Curtiss-Wright Corp. (a) 16,527 4,478,486
CVS Health Corp. (a)(c) 123,815 7,312,513
Darden Restaurants, Inc. (a)(c) 4,215 637,814
Deckers Outdoor Corp. *(a)(c) 2,402 2,325,016
Dell Technologies, Inc., Class C (a) 37,745 5,205,413
DENTSPLY SIRONA, Inc. (a)(c) 44,028 1,096,737
Devon Energy Corp. (a) 18,647 883,868
Dick's Sporting Goods, Inc. (a) 4,072 874,869
DocuSign, Inc., Class A *(a) 55,933 2,992,416
Dolby Laboratories, Inc., Class A
(a) 33,449 2,650,164
Domino's Pizza, Inc. (a) 2,271 1,172,585
Donaldson Co., Inc. (a) 32,280 2,309,957
Dover Corp. (a)(c) 5,055 912,175
DR Horton, Inc. (a) 4,477 630,944
Dropbox, Inc., Class A *(a) 245,137 5,508,228
Dun & Bradstreet Holdings, Inc. (a) 35,630 329,934
Duolingo, Inc., Class A *(a) 9,352 1,951,482
DXC Technology Co. *(a) 199,960 3,817,236
Eagle Materials, Inc. (a)(c) 3,975 864,404
Eastman Chemical Co. (a) 27,252 2,669,878
Eaton Corp. plc (a) 4,528 1,419,754
eBay, Inc. (a)(c) 79,986 4,296,848
Edison International (a)(c) 11,730 842,331
Electronic Arts, Inc. (a)(c) 14,156 1,972,355
Elevance Health, Inc. (a) 3,131 1,696,564
EMCOR Group, Inc. (a) 15,258 5,570,391
Encompass Health Corp. (a) 6,445 552,917
EnerSys (a) 50,747 5,253,329
Entergy Corp. (a) 30,591 3,273,237
Envista Holdings Corp. *(a)(c) 195,871 3,257,335
EOG Resources, Inc. (a)(c) 21,050 2,649,564
EPAM Systems, Inc. *(a) 3,917 736,827
EPR Properties, REIT (a) 20,953 879,607
Equitable Holdings, Inc. (a)(c) 104,061 4,251,932
Equity Residential, REIT (a) 34,706 2,406,514
Esab Corp. (a) 6,037 570,074
Essent Group Ltd. (a) 9,050 508,520
Euronet Worldwide, Inc. *(a) 15,330 1,586,655
Evercore, Inc., Class A (a) 2,856 595,276
Everest Group Ltd. (a) 16,592 6,321,884
Evergy, Inc. (a) 8,919 472,439
Exelixis, Inc. *(a) 117,636 2,643,281

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Expedia Group, Inc. *(a) 39,182 4,936,540
F5, Inc. *(a)(c) 18,154 3,126,663
Federated Hermes, Inc., Class B
(a) 147,376 4,845,723
Ferguson plc (a) 1,141 220,955
Fidelity National Financial, Inc. (a) 25,319 1,251,265
Fidelity National Information
Services, Inc. (a) 35,836 2,700,601
First Horizon Corp. (a) 68,311 1,077,264
First Industrial Realty Trust, Inc.,
REIT (a)(c) 15,028 713,980
First Solar, Inc. *(a)(c) 1,145 258,152
FirstCash Holdings, Inc. (a)(c) 11,514 1,207,588
Fiserv, Inc. *(a)(c) 16,836 2,509,237
Flowers Foods, Inc. (a)(c) 56,969 1,264,712
Flowserve Corp. (a) 56,436 2,714,572
Fluor Corp. *(a) 62,880 2,738,424
FNB Corp. (a)(c) 103,641 1,417,809
Fortinet, Inc. *(a) 38,504 2,320,636
Fortune Brands Innovations, Inc.
(a)(c) 16,208 1,052,548
Fox Corp., Class A (a)(c) 64,873 2,229,685
Franklin Resources, Inc. (a)(c) 118,853 2,656,365
Gaming and Leisure Properties,
Inc., REIT (a) 13,165 595,190
Gap, Inc. (The) (a)(c) 110,118 2,630,719
Garmin Ltd. (a) 5,184 844,577
Gartner, Inc. *(a)(c) 3,155 1,416,784
Gates Industrial Corp. plc *(a) 177,728 2,809,880
GE HealthCare Technologies, Inc.
(a) 40,044 3,120,228
Gen Digital, Inc. (a)(c) 62,367 1,557,928
Generac Holdings, Inc. *(a)(c) 6,047 799,534
General Dynamics Corp. (a) 18,384 5,333,934
General Electric Co. (a) 28,255 4,491,697
General Motors Co. (a) 115,429 5,362,831
Gilead Sciences, Inc. (a) 47,323 3,246,831
Ginkgo Bioworks Holdings, Inc.,
Class A * 2,666,244 891,325
Global Payments, Inc. (a) 61,812 5,977,220
GLOBALFOUNDRIES, Inc. *(a)(c) 19,834 1,002,807
Globe Life, Inc. (a) 2,801 230,466
GoDaddy, Inc., Class A *(a)(c) 19,813 2,768,074
Graco, Inc. (a) 17,498 1,387,241
Graham Holdings Co., Class B (a)
(c) 5,762 4,030,807
Grand Canyon Education, Inc. *(a) 24,752 3,463,052
Greif, Inc., Class A (a)(c) 38,136 2,191,676
GSK plc (2)(a) 150,280 2,890,518
H&R Block, Inc. (a)(c) 123,942 6,721,375
Haemonetics Corp. *(a)(c) 4,685 387,590
Halliburton Co. (a)(c) 79,081 2,671,356
Hancock Whitney Corp. (a) 14,901 712,715
Harley-Davidson, Inc. (a) 13,953 467,984
Hartford Financial Services Group,
Inc. (The) (a) 54,419 5,471,286
Hawaiian Electric Industries, Inc. 273,242 2,464,643
HCA Healthcare, Inc. (a)(c) 3,384 1,087,212
Healthcare Realty Trust, Inc., REIT
(a)(c) 81,317 1,340,104
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Healthpeak Properties, Inc., REIT
(a) 92,918 1,821,193
Henry Schein, Inc. *(a)(c) 10,779 690,934
Hertz Global Holdings, Inc. *(a)(c) 648,852 2,290,448
Hewlett Packard Enterprise Co. (a) 341,450 7,228,497
Hexcel Corp. (a) 21,617 1,349,982
HF Sinclair Corp. (a) 68,524 3,655,070
Highwoods Properties, Inc., REIT
(a)(c) 71,179 1,869,872
Hilton Worldwide Holdings, Inc. (a) 4,544 991,501
Holcim AG (2)(a) 84,142 7,437,484
Hologic, Inc. *(a)(c) 27,927 2,073,580
Home Depot, Inc. (The) (a) 3,794 1,306,047
Host Hotels & Resorts, Inc., REIT
(a) 12,718 228,670
Howmet Aerospace, Inc. (a) 32,966 2,559,151
HP, Inc. (a)(c) 171,839 6,017,802
Huntington Bancshares, Inc. (a) 52,112 686,836
Huntington Ingalls Industries, Inc.
(a)(c) 32,939 8,113,863
IAC, Inc. *(a)(c) 21,740 1,018,519
ICU Medical, Inc. *(a)(c) 2,862 339,863
Incyte Corp. *(a)(c) 96,970 5,878,321
Informatica, Inc., Class A *(a)(c) 18,068 557,940
Ingredion, Inc. (a) 20,998 2,408,471
Insperity, Inc. (a) 3,126 285,122
Integra LifeSciences Holdings
Corp. *(a)(c) 91,028 2,652,556
Intel Corp. (a) 99,076 3,068,384
International Bancshares Corp. (a) 27,838 1,592,612
International Business Machines
Corp. (a) 12,301 2,127,458
International Paper Co. (a) 29,862 1,288,545
Interpublic Group of Cos., Inc.
(The) (a)(c) 27,050 786,885
Intuit, Inc. (a)(c) 1,439 945,725
IPG Photonics Corp. *(a) 9,326 787,021
IQVIA Holdings, Inc. *(a)(c) 9,229 1,951,380
ITT, Inc. (a) 13,875 1,792,373
Jabil, Inc. (a) 48,563 5,283,169
Jacobs Solutions, Inc. (a)(c) 15,826 2,211,050
Janus Henderson Group plc (a) 127,241 4,289,294
Jazz Pharmaceuticals plc *(a) 42,270 4,511,477
JB Hunt Transport Services, Inc.
(a) 3,416 546,560
Johnson & Johnson (a)(c) 56,285 8,226,615
Jones Lang LaSalle, Inc. *(a)(c) 17,313 3,554,013
KB Home (a)(c) 72,046 5,056,188
Kenvue, Inc. (a)(c) 139,715 2,540,019
Kilroy Realty Corp., REIT (a)(c) 86,357 2,691,748
Kimberly-Clark Corp. (a) 20,929 2,892,388
Kimco Realty Corp., REIT (a)(c) 83,773 1,630,223
Kirby Corp. *(a) 6,552 784,471
KLA Corp. (a) 3,396 2,800,036
Knife River Corp. *(a) 29,630 2,078,248
Kohl's Corp. (a)(c) 131,780 3,029,622
Kraft Heinz Co. (The) (a)(c) 63,902 2,058,922
Kroger Co. (The) (a) 154,529 7,715,632
Kyndryl Holdings, Inc. *(a) 53,019 1,394,930
L3Harris Technologies, Inc. (a) 8,934 2,006,398

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Lam Research Corp. (a)(c) 4,047 4,309,448
Lamar Advertising Co., Class A,
REIT (a)(c) 17,248 2,061,653
Landstar System, Inc. (a) 16,513 3,046,318
Lantheus Holdings, Inc. *(a) 24,034 1,929,690
Lear Corp. (a) 17,740 2,026,085
Leidos Holdings, Inc. (a) 27,464 4,006,448
Lennar Corp., Class A (a)(c) 32,645 4,892,506
Lennox International, Inc. (a) 1,292 691,194
Liberty Media Corp-Liberty
SiriusXM *(a) 58,557 1,297,623
Lincoln National Corp. (a) 41,666 1,295,813
Littelfuse, Inc. (a)(c) 1,778 454,439
Lockheed Martin Corp. (a) 12,225 5,710,298
Loews Corp. (a) 41,784 3,122,936
Louisiana-Pacific Corp. (a) 12,959 1,066,914
LyondellBasell Industries NV, Class
A (a) 34,448 3,295,296
M&T Bank Corp. (a)(c) 21,324 3,227,601
Macy's, Inc. (a)(c) 227,186 4,361,971
Manhattan Associates, Inc. *(a) 4,753 1,172,470
ManpowerGroup, Inc. (a) 75,762 5,288,188
Marathon Oil Corp. (a) 89,198 2,557,307
Marathon Petroleum Corp. (a) 14,219 2,466,712
Markel Group, Inc. *(a) 1,127 1,775,769
Martin Marietta Materials, Inc. (a)
(c) 2,052 1,111,774
Masco Corp. (a) 30,675 2,045,102
Matador Resources Co. (a) 18,950 1,129,420
Match Group, Inc. *(a)(c) 78,539 2,386,015
Maximus, Inc. (a)(c) 23,369 2,002,723
McKesson Corp. (a) 8,022 4,685,169
MDU Resources Group, Inc. (a)(c) 81,930 2,056,443
Medpace Holdings, Inc. *(a)(c) 6,890 2,837,647
Medtronic plc (a) 68,265 5,373,138
Merck & Co., Inc. (a) 25,447 3,150,339
Meta Platforms, Inc., Class A (a) 12,818 6,463,092
MetLife, Inc. (a) 26,310 1,846,699
Mettler-Toledo International, Inc.
*(a)(c) 1,352 1,889,542
MGIC Investment Corp. (a)(c) 28,854 621,804
MGM Resorts International *(a)(c) 6,782 301,392
Micron Technology, Inc. (a) 5,568 732,359
Mid-America Apartment
Communities, Inc., REIT (a) 24,777 3,533,448
Middleby Corp. (The) *(a)(c) 7,455 914,058
MKS Instruments, Inc. (a) 9,999 1,305,669
Mohawk Industries, Inc. *(a)(c) 23,439 2,662,436
Molina Healthcare, Inc. *(a)(c) 9,363 2,783,620
Molson Coors Beverage Co., Class
B (a)(c) 183,400 9,322,221
Monolithic Power Systems, Inc. (a) 2,690 2,210,319
Monster Beverage Corp. *(a) 20,325 1,015,234
Mosaic Co. (The) (a) 86,635 2,503,752
MSC Industrial Direct Co., Inc.,
Class A (a) 32,128 2,548,072
Murphy Oil Corp. (a)(c) 46,065 1,899,721
Murphy USA, Inc. (a)(c) 5,966 2,800,798
Natera, Inc. *(a) 14,781 1,600,634
National Fuel Gas Co. (a)(c) 52,537 2,846,980
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
NCR Atleos Corp. *(a) 18,564 501,599
NCR Voyix Corp. *(a) 240,546 2,970,743
Neogen Corp. *(a)(c) 44,398 693,941
NetApp, Inc. (a) 32,184 4,145,299
Neurocrine Biosciences, Inc. *(a) 14,163 1,949,820
NewMarket Corp. (a)(c) 3,057 1,576,097
NiSource, Inc. (a) 48,797 1,405,842
NNN REIT, Inc., REIT (a) 18,749 798,707
Nordstrom, Inc. (a)(c) 78,813 1,672,412
Northern Trust Corp. (a)(c) 23,917 2,008,550
Northrop Grumman Corp. (a) 1,856 809,123
Northwestern Energy Group, Inc.
(a)(c) 22,137 1,108,621
NOV, Inc. (a) 183,898 3,495,901
NRG Energy, Inc. (a) 38,488 2,996,676
Nucor Corp. (a) 6,693 1,058,029
Nutanix, Inc., Class A *(a) 4,325 245,876
nVent Electric plc (a) 7,595 581,853
NVIDIA Corp. (a) 8,340 1,030,324
Old National Bancorp (a)(c) 59,460 1,022,117
Old Republic International Corp.
(a) 111,426 3,443,063
Olin Corp. (a) 22,600 1,065,590
Omega Healthcare Investors, Inc.,
REIT (a) 18,174 622,460
Omnicom Group, Inc. (a) 9,235 828,380
ON Semiconductor Corp. *(a)(c) 16,287 1,116,474
OneMain Holdings, Inc. (a)(c) 39,407 1,910,845
Organon & Co. (a)(c) 125,163 2,590,874
Oshkosh Corp. (a) 31,988 3,461,102
Otis Worldwide Corp. (a)(c) 13,431 1,292,868
Ovintiv, Inc. (a) 82,413 3,862,697
Owens Corning (a) 36,530 6,345,992
PACCAR, Inc. (a)(c) 32,398 3,335,050
Parker-Hannifin Corp. (a) 3,598 1,819,904
PayPal Holdings, Inc. *(a) 32,896 1,908,955
PBF Energy, Inc., Class A (a)(c) 66,951 3,081,085
Pegasystems, Inc. (a) 20,675 1,251,458
Penske Automotive Group, Inc. (a) 12,846 1,914,311
Pentair plc (a) 14,911 1,143,226
Performance Food Group Co. *(a) 20,190 1,334,761
Perrigo Co. plc (a) 35,011 899,082
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 621,431 2,349,009
Phillips 66 (a)(c) 10,502 1,482,567
Pilgrim's Pride Corp. *(a) 42,800 1,647,372
Pinnacle Financial Partners, Inc.
(a)(c) 15,327 1,226,773
Pinnacle West Capital Corp. (a) 2,990 228,376
Pinterest, Inc., Class A *(a)(c) 28,689 1,264,324
Playtika Holding Corp. (a) 321,818 2,532,708
Polaris, Inc. (a) 4,142 324,360
Popular, Inc. (a) 25,550 2,259,387
Post Holdings, Inc. *(a)(c) 2,545 265,087
PPG Industries, Inc. (a) 12,593 1,585,333
Premier, Inc., Class A (a)(c) 94,161 1,757,986
Procter & Gamble Co. (The) (a)(c) 12,585 2,075,518
Prudential Financial, Inc. (a) 18,996 2,226,141
Public Storage, REIT (a)(c) 3,200 920,480
PulteGroup, Inc. (a) 29,870 3,288,687

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Pure Storage, Inc., Class A *(a)(c) 35,228 2,261,990
PVH Corp. (a) 10,396 1,100,625
Qorvo, Inc. *(a)(c) 20,238 2,348,418
QUALCOMM, Inc. (a) 26,747 5,327,467
Qualys, Inc. *(a)(c) 38,408 5,476,981
Ralph Lauren Corp., Class A (a) 7,817 1,368,444
Raymond James Financial, Inc.
(a)(c) 19,054 2,355,265
Rayonier, Inc., REIT (a)(c) 7,491 217,913
Regeneron Pharmaceuticals, Inc.
*(a) 2,085 2,191,398
Regions Financial Corp. (a)(c) 25,040 501,802
Reinsurance Group of America,
Inc. (a) 22,883 4,697,193
Reliance, Inc. (a)(c) 10,405 2,971,668
RenaissanceRe Holdings Ltd. (a) 12,723 2,843,718
Republic Services, Inc., Class A
(a)(c) 10,047 1,952,534
ResMed, Inc. (a)(c) 4,377 837,845
Reynolds Consumer Products,
Inc. (a) 57,211 1,600,764
RingCentral, Inc., Class A *(a) 65,323 1,842,109
Rivian Automotive, Inc., Class A
*(a)(c) 43,242 580,308
Robert Half, Inc. (a) 65,106 4,165,482
Roche Holding AG (2)(a) 8,346 2,312,333
Roivant Sciences Ltd. *(a)(c) 33,280 351,770
Roper Technologies, Inc. (a) 2,796 1,575,993
Ross Stores, Inc. (a) 6,078 883,255
Royal Caribbean Cruises Ltd. *(a) 9,128 1,455,277
Royal Gold, Inc. (a) 7,721 966,360
Royalty Pharma plc, Class A (a) 64,140 1,691,372
RPM International, Inc. (a)(c) 20,217 2,176,967
RTX Corp. (a) 15,665 1,572,609
Ryder System, Inc. (a)(c) 30,203 3,741,548
Salesforce, Inc. (a)(c) 9,385 2,412,884
Sanofi SA (2)(a) 3,641 351,149
SBA Communications Corp., REIT
(a) 28,078 5,511,711
Schlumberger NV (a) 19,888 938,316
Schneider National, Inc., Class B
(a) 145,161 3,507,090
Science Applications International
Corp. (a)(c) 14,037 1,650,049
Seaboard Corp. (a) 466 1,472,905
Sealed Air Corp. (a) 15,020 522,546
SEI Investments Co. (a)(c) 39,819 2,575,891
Sensata Technologies Holding plc
(a) 25,017 935,386
ServiceNow, Inc. *(a) 863 678,896
Shell plc (2)(a) 124,059 4,449,749
Signify NV (2)(a)(b) 164,302 4,080,528
Simpson Manufacturing Co., Inc.
(a)(c) 2,295 386,776
Skechers USA, Inc., Class A *(a) 19,699 1,361,595
Skyworks Solutions, Inc. (a)(c) 72,794 7,758,384
SLM Corp. (a) 11,905 247,505
Snap-on, Inc. (a) 9,229 2,412,368
Sonoco Products Co. (a)(c) 21,169 1,073,692
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
SS&C Technologies Holdings, Inc.
(a) 21,300 1,334,871
STAG Industrial, Inc., REIT (a)(c) 75,235 2,712,974
State Street Corp. (a) 52,559 3,889,366
Steel Dynamics, Inc. (a)(c) 14,047 1,819,087
Stellantis NV (2)(a) 187,591 3,708,431
Stifel Financial Corp. (a) 36,231 3,048,839
Stryker Corp. (a)(c) 4,803 1,634,221
Super Micro Computer, Inc. *(a)(c) 2,167 1,775,531
Swiss Re AG (2)(a) 20,585 2,552,066
Synaptics, Inc. *(a)(c) 5,353 472,135
Synchrony Financial (a) 197,870 9,337,484
Synopsys, Inc. *(a)(c) 1,115 663,492
T. Rowe Price Group, Inc. (a)(c) 22,808 2,629,990
Tapestry, Inc. (a)(c) 47,018 2,011,900
Target Corp. (a) 9,376 1,388,023
Taylor Morrison Home Corp., Class
A *(a) 55,670 3,086,345
TD SYNNEX Corp. (a) 63,081 7,279,547
TE Connectivity Ltd. (a) 11,486 1,727,839
TEGNA, Inc. (a)(c) 306,619 4,274,269
Teleflex, Inc. (a)(c) 5,470 1,150,505
Tenaris SA (2)(a) 520,107 8,000,461
Tenet Healthcare Corp. *(a) 24,463 3,254,313
Teradata Corp. *(a)(c) 100,278 3,465,608
Teradyne, Inc. (a) 9,555 1,416,911
Terex Corp. (a)(c) 84,824 4,651,748
Texas Roadhouse, Inc., Class A (a) 15,117 2,595,740
Textron, Inc. (a) 84,874 7,287,281
Thermo Fisher Scientific, Inc. (a) 3,235 1,788,955
Thor Industries, Inc. (a)(c) 4,840 452,298
Timken Co. (The) (a)(c) 26,012 2,084,342
Toll Brothers, Inc. (a) 25,063 2,886,756
Trane Technologies plc (a) 3,124 1,027,577
TransDigm Group, Inc. (a) 1,697 2,168,104
TransUnion (a)(c) 3,198 237,164
Travel + Leisure Co. (a) 72,322 3,253,044
Travelers Cos., Inc. (The) (a) 13,395 2,723,739
TripAdvisor, Inc. *(a) 176,977 3,151,960
Twilio, Inc., Class A *(a) 22,477 1,276,918
Tyler Technologies, Inc. *(a)(c) 579 291,110
Tyson Foods, Inc., Class A (a) 25,270 1,443,928
UFP Industries, Inc. (a) 59,934 6,712,608
U-Haul Holding Co. *(a) 4,250 262,353
UMB Financial Corp. (a) 14,620 1,219,600
United Airlines Holdings, Inc. *(a)
(c) 56,342 2,741,602
United Rentals, Inc. (a) 3,031 1,960,239
United Therapeutics Corp. *(a) 20,120 6,409,226
Universal Health Services, Inc.,
Class B (a) 11,529 2,132,058
Unum Group (a) 94,429 4,826,266
US Foods Holding Corp. *(a)(c) 50,517 2,676,391
Valero Energy Corp. (a)(c) 23,725 3,719,131
Valley National Bancorp (a)(c) 398,383 2,780,713
Veeva Systems, Inc., Class A *(a) 1,239 226,749
Veralto Corp. (a) 14,903 1,422,789
VeriSign, Inc. *(a) 7,938 1,411,376
Verisk Analytics, Inc., Class A (a) 5,766 1,554,225
Verizon Communications, Inc. (a) 97,927 4,038,509

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 106.4% (continued)
Vertex Pharmaceuticals, Inc. *(a)
(c) 7,845 3,677,108
Vestis Corp. (a) 284,196 3,475,717
Viasat, Inc. *(a)(c) 64,947 824,827
Viatris, Inc. (a)(c) 151,252 1,607,809
Victoria's Secret & Co. *(a)(c) 39,709 701,658
Vishay Intertechnology, Inc. (a)(c) 69,303 1,545,457
Vistra Corp. (a) 55,314 4,755,898
Vontier Corp. (a)(c) 57,166 2,183,741
Voya Financial, Inc. (a) 28,266 2,011,126
Vulcan Materials Co. (a) 7,012 1,743,744
W R Berkley Corp. (a) 6,321 496,704
Walgreens Boots Alliance, Inc. (a)
(c) 40,547 490,416
Walmart, Inc. (a) 66,765 4,520,658
Warner Bros Discovery, Inc. *(a)(c) 90,381 672,435
Watts Water Technologies, Inc.,
Class A (a)(c) 4,587 841,118
Wayfair, Inc., Class A *(a)(c) 22,496 1,186,214
Weatherford International plc *(a) 2,020 247,349
Webster Financial Corp. (a)(c) 26,846 1,170,217
Werner Enterprises, Inc. (a) 65,439 2,344,679
WESCO International, Inc. (a) 24,924 3,950,952
Western Alliance Bancorp (a) 10,955 688,193
Western Digital Corp. *(a) 21,936 1,662,091
Western Union Co. (The) (a)(c) 395,123 4,828,403
Westinghouse Air Brake
Technologies Corp. (a) 6,455 1,020,213
Westlake Corp. (a)(c) 9,308 1,347,985
Weyerhaeuser Co., REIT (a)(c) 89,400 2,538,066
Williams-Sonoma, Inc. (a)(c) 12,443 3,513,530
Wintrust Financial Corp. (a)(c) 9,841 969,929
WK Kellogg Co. (a)(c) 70,016 1,152,463
Woodward, Inc. (a) 24,807 4,325,845
Worthington Enterprises, Inc. (a) 10,022 474,341
WW Grainger, Inc. (a) 2,023 1,825,232
Wyndham Hotels & Resorts, Inc.
(a) 8,648 639,952
Xcel Energy, Inc. (a) 7,749 413,874
Ziff Davis, Inc. *(a)(c) 14,777 813,474
Zimmer Biomet Holdings, Inc. (a)
(c) 32,457 3,522,558
Zions Bancorp NA (a) 58,347 2,530,509
Zoom Video Communications, Inc.,
Class A *(a)(c) 170,186 10,073,308
1,272,892,195
TOTAL COMMON STOCKS
(Cost $2,394,423,155) 2,382,071,995
PREFERRED STOCKS - 0.2%
Brazil - 0.1%
Banco Bradesco SA 182,976 409,866
Cia Energetica de Minas Gerais 422,293 743,236
1,153,102
INVESTMENTS SHARES VALUE ($)
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
16,354 1,456,108
TOTAL PREFERRED STOCKS
(Cost $2,752,234) 2,609,210
SHORT-TERM INVESTMENTS - 62.5%
INVESTMENT COMPANIES - 29.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(d)(e) 42,228,181 42,228,181
Limited Purpose Cash Investment
Fund, 5.33% (d)(f) 306,497,269 306,374,670
TOTAL INVESTMENT COMPANIES
(Cost $348,562,752) 348,602,851
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.4%
U.S. Treasury Bills
5.18%, 8/8/2024 (2)(g) $ 12,692,000 12,621,766
5.20%, 8/15/2024 (2)(g) 18,433,000 18,312,232
5.24%, 8/22/2024 (2)(g) 1,265,000 1,255,450
5.27%, 8/29/2024 (2)(g) 5,976,000 5,924,533
5.24%, 9/5/2024 (2)(g) 16,347,000 16,190,585
5.23%, 9/12/2024 (2)(g) 43,610,000 43,146,808
5.27%, 9/19/2024 (2)(g) 34,362,000 33,963,878
5.24%, 9/26/2024 (2)(g)(h) 36,318,000 35,859,410
5.26%, 10/10/2024 (2)(g)(h) 2,841,000 2,799,593
5.29%, 10/17/2024 (2)(g)(h) 38,406,000 37,806,290
5.30%, 10/24/2024 (2)(g)(h) 34,769,000 34,192,614
5.30%, 10/31/2024 (2)(g)(h) 12,126,000 11,913,340
5.29%, 11/7/2024 (2)(g)(h) 28,415,000 27,888,589
5.30%, 11/21/2024 (2)(g) 9,579,000 9,383,423
5.31%, 11/29/2024 (2)(g)(h) 40,173,000 39,310,263
5.28%, 12/12/2024 (2)(g)(h) 21,673,000 21,167,316
5.29%, 12/19/2024 (2)(g)(h) 32,618,000 31,825,427
5.28%, 12/26/2024 (2)(g)(h) 16,295,000 15,882,886
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $399,478,234) 399,444,403
TOTAL SHORT-TERM INVESTMENTS
(Cost $748,040,986) 748,047,254
TOTAL LONG POSITIONS
(Cost $3,145,216,375) 3,132,728,459
SHARES
SHORT POSITIONS - (185.5)%
COMMON STOCKS - (184.7)%
Australia - (4.9)%
ALS Ltd. (2) (24,379) (227,054)
Alumina Ltd. (2) (147,702) (165,331)
APA Group (2) (520,015) (2,764,125)
Charter Hall Group, REIT (2) (119,912) (891,667)
Commonwealth Bank of Australia
(2) (54,857) (4,647,012)
Dexus, REIT (2) (107,190) (462,406)
Endeavour Group Ltd. (2) (805,399) (2,700,771)
Evolution Mining Ltd. (2) (544,533) (1,273,317)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (4.9)% (continued)
Glencore plc (2) (139,760) (795,273)
Goodman Group, REIT (2) (12,894) (297,463)
IDP Education Ltd. (2) (387,974) (3,904,362)
Insurance Australia Group Ltd. (2) (259,651) (1,230,888)
Liontown Resources Ltd. (2) (3,627,208) (2,177,769)
Lynas Rare Earths Ltd. (2) (1,094,073) (4,310,122)
Macquarie Group Ltd. (2) (27,752) (3,776,253)
Mineral Resources Ltd. (2) (70,718) (2,529,980)
Mirvac Group, REIT (2) (1,435,336) (1,785,817)
NEXTDC Ltd. (2) (222,789) (2,601,045)
Pilbara Minerals Ltd. (2) (180,695) (367,677)
Ramsay Health Care Ltd. (2) (121,406) (3,833,049)
Reece Ltd. (2) (21,506) (359,153)
Rio Tinto plc (2) (38,886) (2,551,633)
Santos Ltd. (2) (102,792) (521,508)
Scentre Group, REIT (2) (618,785) (1,282,556)
SEEK Ltd. (2) (15,885) (225,465)
Sonic Healthcare Ltd. (2) (102,133) (1,783,621)
South32 Ltd. (2) (242,196) (587,591)
Stockland, REIT (2) (120,515) (333,799)
Transurban Group (2) (126,469) (1,043,063)
Treasury Wine Estates Ltd. (2) (481,339) (3,982,774)
WiseTech Global Ltd. (2) (33,670) (2,238,344)
Woodside Energy Group Ltd. (2) (98,756) (1,859,674)
Woolworths Group Ltd. (2) (33,965) (762,582)
(58,273,144)
Belgium - (0.7)%
D'ieteren Group (2) (10,282) (2,177,227)
Elia Group SA/NV (2) (9,332) (871,578)
Liberty Global Ltd., Class C (61,648) (1,100,417)
Lotus Bakeries NV (184) (1,897,638)
UCB SA (2) (19,538) (2,901,136)
(8,947,996)
Brazil - (0.4)%
MercadoLibre, Inc. (820) (1,347,588)
Wheaton Precious Metals Corp. (54,237) (2,843,770)
(4,191,358)
Burkina Faso - (0.2)%
Endeavour Mining plc (2) (109,189) (2,323,649)
Canada - (7.0)%
Agnico Eagle Mines Ltd. (12,078) (789,985)
Alamos Gold, Inc., Class A (53,723) (842,729)
Algonquin Power & Utilities Corp. (512,381) (3,011,252)
Alimentation Couche-Tard, Inc. (44,093) (2,474,339)
AtkinsRealis Group, Inc. (63,216) (2,736,487)
Bank of Montreal (3,616) (303,516)
Barrick Gold Corp. (13,949) (232,679)
BCE, Inc. (58,398) (1,891,463)
Boyd Group Services, Inc. (1,305) (245,127)
Brookfield Asset Management Ltd.,
Class A (8,099) (308,319)
Brookfield Corp., Class A (64,236) (2,671,707)
Brookfield Infrastructure Corp.,
Class A (38,151) (1,284,203)
Cameco Corp. (50,371) (2,478,325)
Canadian National Railway Co. (15,007) (1,773,350)
INVESTMENTS SHARES VALUE ($)
Canada - (7.0)% (continued)
Canadian Pacific Kansas City Ltd. (53,313) (4,198,635)
Capstone Copper Corp. (242,585) (1,720,021)
CCL Industries, Inc., Class B (11,189) (588,382)
Colliers International Group, Inc. (11,952) (1,334,679)
Element Fleet Management Corp. (160,756) (2,924,759)
Emera, Inc. (8,143) (271,721)
Enbridge, Inc. (85,624) (3,046,175)
Franco-Nevada Corp. (44,876) (5,320,629)
Gildan Activewear, Inc. (5,840) (221,511)
Hydro One Ltd. (b) (65,669) (1,912,876)
Keyera Corp. (86,061) (2,383,576)
Metro, Inc., Class A (4,429) (245,367)
Nuvei Corp. (b) (28,582) (925,747)
Pan American Silver Corp. (199,891) (3,972,835)
Pembina Pipeline Corp. (24,629) (913,832)
PrairieSky Royalty Ltd. (48,994) (931,138)
RB Global, Inc. (47,762) (3,642,767)
Restaurant Brands International,
Inc. (22,515) (1,586,525)
Rogers Communications, Inc.,
Class B (68,652) (2,539,228)
Royal Bank of Canada (7,774) (827,662)
Shopify, Inc., Class A (71,865) (4,749,325)
Stantec, Inc. (4,397) (368,107)
TC Energy Corp. (99,092) (3,756,377)
Teck Resources Ltd., Class B (87,239) (4,180,687)
Thomson Reuters Corp. (25,589) (4,313,497)
TMX Group Ltd. (28,177) (784,314)
Toronto-Dominion Bank (The) (41,823) (2,298,958)
WSP Global, Inc. (18,532) (2,885,766)
(83,888,577)
Chile - (0.8)%
Antofagasta plc (2) (189,664) (5,040,517)
Banco Santander Chile, ADR (3,836) (72,232)
Lundin Mining Corp. (301,271) (3,353,940)
Sociedad Quimica y Minera de
Chile SA, ADR (24,652) (1,004,569)
(9,471,258)
China - (0.5)%
H World Group Ltd., ADR (53,366) (1,778,155)
Kanzhun Ltd., ADR (18,782) (353,289)
NIO, Inc., ADR (684,440) (2,847,271)
ZTO Express Cayman, Inc., ADR (71,227) (1,477,960)
(6,456,675)
Denmark - (2.5)%
Ambu A/S, Class B (2) (31,363) (603,682)
Coloplast A/S, Class B (2) (26,990) (3,244,554)
DSV A/S (2) (52,253) (8,020,738)
GN Store Nord A/S (2) (55,922) (1,557,920)
Novo Nordisk A/S, Class B (2) (9,757) (1,396,079)
Novonesis (Novozymes), Class
B (2) (38,568) (2,356,291)
Orsted A/S (2)(b) (93,274) (4,954,851)
Tryg A/S (2) (101,629) (2,220,454)
Vestas Wind Systems A/S (2) (237,119) (5,498,307)
(29,852,876)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - (1.0)%
Kesko OYJ, Class B (2) (20,474) (360,179)
Metso OYJ (2) (150,970) (1,604,568)
Neste OYJ (2) (130,647) (2,331,328)
Orion OYJ, Class B (2) (40,245) (1,716,431)
Sampo OYJ, Class A (2) (66,666) (2,874,921)
Stora Enso OYJ, Class R (2) (237,777) (3,246,961)
(12,134,388)
France - (5.8)%
Accor SA (2) (46,799) (1,914,968)
Aeroports de Paris SA (2) (16,110) (1,962,214)
Air Liquide SA (2) (8,068) (1,392,435)
Airbus SE (2) (24,613) (3,378,053)
Alstom SA (2) (70,607) (1,190,774)
BioMerieux (2) (10,040) (954,692)
Bollore SE (2) (55,702) (327,022)
Bureau Veritas SA (2) (25,060) (696,395)
Capgemini SE (2) (11,599) (2,303,997)
Cie Generale des Etablissements
Michelin SCA (2) (44,687) (1,727,202)
Danone SA (2) (13,630) (834,835)
Dassault Systemes SE (2) (153,470) (5,770,622)
Edenred SE (2) (53,834) (2,283,197)
EssilorLuxottica SA (2) (12,661) (2,720,642)
Getlink SE (2) (88,895) (1,471,869)
Hermes International SCA (2) (2,510) (5,797,158)
Kering SA (2) (11,549) (4,200,891)
Legrand SA (2) (10,507) (1,042,874)
L'Oreal SA (2) (10,796) (4,752,027)
LVMH Moet Hennessy Louis
Vuitton SE (2) (9,332) (7,165,027)
Pernod Ricard SA (2) (43,668) (5,958,045)
Remy Cointreau SA (2) (19,316) (1,623,002)
Renault SA (2) (24,733) (1,268,426)
Sartorius Stedim Biotech (2) (23,919) (3,952,889)
SEB SA (2) (6,822) (700,168)
SOITEC (2) (9,626) (1,068,741)
Thales SA (2) (11,388) (1,821,718)
Veolia Environnement SA (2) (28,084) (841,196)
(69,121,079)
Germany - (5.1)%
adidas AG (2) (9,800) (2,339,913)
Bayer AG (Registered) (2) (49,345) (1,390,937)
Bayerische Motoren Werke AG (2) (7,065) (668,288)
Beiersdorf AG (2) (1,438) (210,474)
Carl Zeiss Meditec AG (2) (31,852) (2,239,321)
Covestro AG (2)(b) (24,371) (1,428,552)
CTS Eventim AG & Co. KGaA (2) (2,525) (210,205)
Deutsche Post AG (2) (69,997) (2,842,363)
Deutsche Telekom AG (Registered)
(2) (50,641) (1,272,887)
E.ON SE (2) (286,403) (3,764,105)
Evotec SE (2) (39,902) (382,502)
Fresenius Medical Care AG (2) (16,073) (614,258)
Infineon Technologies AG (2) (122,840) (4,508,265)
Mercedes-Benz Group AG (2) (18,119) (1,254,044)
Merck KGaA (2) (27,382) (4,528,308)
MTU Aero Engines AG (2) (15,925) (4,060,131)
Nemetschek SE (2) (9,271) (905,099)
INVESTMENTS SHARES VALUE ($)
Germany - (5.1)% (continued)
Rheinmetall AG (2) (6,556) (3,341,040)
SAP SE (2) (28,371) (5,699,041)
Scout24 SE (2)(b) (16,176) (1,235,907)
Siemens AG (Registered) (2) (38,168) (7,104,035)
Siemens Energy AG (2) (3,954) (103,099)
Siemens Healthineers AG (2)(b) (96,067) (5,532,408)
Symrise AG, Class A (2) (29,165) (3,568,544)
United Internet AG (Registered) (2) (9,672) (208,945)
Vonovia SE (2) (33,880) (964,171)
Wacker Chemie AG (2) (4,647) (506,271)
(60,883,113)
Hong Kong - (0.4)%
Prudential plc (2) (499,907) (4,532,667)
Italy - (4.0)%
Amplifon SpA (2) (97,132) (3,454,007)
Banca Generali SpA (2) (21,040) (844,574)
Brunello Cucinelli SpA (2) (25,292) (2,524,295)
Davide Campari-Milano NV (2) (537,013) (5,084,313)
DiaSorin SpA (2) (21,186) (2,107,580)
Enel SpA (2) (100,067) (694,344)
ERG SpA (2) (79,807) (2,000,569)
Ferrari NV (2) (12,353) (5,041,155)
FinecoBank Banca Fineco SpA (2) (206,017) (3,061,259)
Infrastrutture Wireless Italiane SpA
(2)(b) (339,025) (3,531,179)
Interpump Group SpA (2) (38,355) (1,701,702)
Mediobanca Banca di Credito
Finanziario SpA (2) (14,520) (212,544)
Moncler SpA (2) (45,935) (2,817,832)
Recordati Industria Chimica e
Farmaceutica SpA (2) (42,886) (2,232,122)
Reply SpA (2) (243) (35,830)
Snam SpA (2) (1,436,433) (6,343,306)
Telecom Italia SpA (2) (4,619,118) (1,104,796)
Terna - Rete Elettrica Nazionale (2) (593,369) (4,574,062)
(47,365,469)
Japan - (28.7)%
Advance Residence Investment
Corp., REIT (2) (166) (338,265)
Advantest Corp. (2) (145,600) (5,900,579)
Aeon Co. Ltd. (2) (327,200) (7,003,059)
Ajinomoto Co., Inc. (2) (127,300) (4,480,353)
Allegro MicroSystems, Inc. (54,792) (1,547,326)
ANA Holdings, Inc. (2) (195,300) (3,609,771)
Asahi Intecc Co. Ltd. (2) (151,700) (2,129,718)
Astellas Pharma, Inc. (2) (607,300) (5,991,468)
Azbil Corp. (2) (39,600) (1,106,119)
Bandai Namco Holdings, Inc. (2) (163,900) (3,211,024)
BayCurrent Consulting, Inc. (2) (126,500) (2,560,930)
Bridgestone Corp. (2) (118,200) (4,664,101)
Calbee, Inc. (2) (48,500) (932,630)
Capcom Co. Ltd. (2) (101,000) (1,910,606)
Chiba Bank Ltd. (The) (2) (315,500) (2,827,916)
Chugai Pharmaceutical Co. Ltd. (2) (37,200) (1,324,630)
Cosmos Pharmaceutical Corp. (7,300) (588,710)
CyberAgent, Inc. (2) (224,100) (1,404,477)
Daifuku Co. Ltd. (2) (154,200) (2,896,173)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (28.7)% (continued)
Daiichi Sankyo Co. Ltd. (2) (124,300) (4,319,890)
Daikin Industries Ltd. (2) (36,800) (5,123,138)
Daiwa Securities Group, Inc. (2) (27,100) (208,055)
Denso Corp. (2) (407,400) (6,359,123)
Disco Corp. (2) (4,100) (1,561,689)
DMG Mori Co. Ltd. (2) (8,100) (211,871)
East Japan Railway Co. (2) (150,000) (2,497,449)
Eisai Co. Ltd. (2) (149,900) (6,170,432)
FANUC Corp. (2) (166,200) (4,562,644)
Fast Retailing Co. Ltd. (2) (9,200) (2,327,059)
FUJIFILM Holdings Corp. (2) (92,800) (2,176,782)
Fukuoka Financial Group, Inc. (2) (107,800) (2,902,960)
GMO Payment Gateway, Inc. (2) (77,700) (4,301,973)
Hamamatsu Photonics KK (2) (82,500) (2,216,250)
Hankyu Hanshin Holdings, Inc. (2) (19,800) (528,171)
Hitachi Ltd. (2) (14,000) (315,229)
Hoshizaki Corp. (2) (24,200) (769,746)
Hoya Corp. (2) (31,000) (3,625,120)
Hulic Co. Ltd. (2) (157,000) (1,395,464)
Ibiden Co. Ltd. (2) (60,900) (2,492,778)
IHI Corp. (2) (217,900) (6,533,916)
Isetan Mitsukoshi Holdings Ltd. (2) (66,700) (1,253,747)
Japan Airlines Co. Ltd. (2) (156,100) (2,466,381)
Japan Airport Terminal Co. Ltd. (2) (87,100) (2,978,010)
Japan Metropolitan Fund
Investment Corp., REIT (2) (1,364) (767,442)
Japan Tobacco, Inc. (2) (204,700) (5,543,163)
Kadokawa Corp. (2) (93,900) (1,512,595)
Kawasaki Heavy Industries Ltd. (2) (85,800) (3,275,647)
KDDI Corp. (2) (54,700) (1,449,085)
Keio Corp. (2) (44,700) (1,037,825)
Keisei Electric Railway Co. Ltd. (2) (55,200) (1,785,071)
Keyence Corp. (2) (6,000) (2,626,069)
Kikkoman Corp. (2) (223,300) (2,595,202)
Kintetsu Group Holdings Co. Ltd.
(2) (42,600) (929,171)
Kobayashi Pharmaceutical Co.
Ltd. (2) (23,500) (763,197)
Kobe Bussan Co. Ltd. (2) (211,900) (4,720,276)
Koei Tecmo Holdings Co. Ltd. (2) (41,100) (356,764)
Kubota Corp. (2) (141,600) (1,989,902)
Kurita Water Industries Ltd. (2) (43,700) (1,856,900)
Kyoto Financial Group, Inc. (2) (130,896) (2,338,633)
Lasertec Corp. (2) (12,000) (2,693,764)
M3, Inc. (2) (445,200) (4,259,682)
Marubeni Corp. (2) (75,300) (1,396,256)
Marui Group Co. Ltd. (2) (207,700) (2,931,616)
MatsukiyoCocokara & Co. (2) (69,300) (995,175)
Mercari, Inc. (2) (107,600) (1,336,647)
Mitsubishi Corp. (2) (40,100) (788,282)
Mitsubishi Estate Co. Ltd. (2) (259,300) (4,082,268)
Mitsubishi Heavy Industries Ltd. (2) (247,900) (2,668,663)
Mitsubishi UFJ Financial Group,
Inc. (2) (504,600) (5,445,657)
Mitsui Fudosan Co. Ltd. (2) (217,400) (2,000,932)
MonotaRO Co. Ltd. (2) (248,900) (2,915,013)
Murata Manufacturing Co. Ltd. (2) (76,700) (1,588,333)
NIDEC Corp. (2) (65,400) (2,942,968)
Nikon Corp. (2) (250,600) (2,543,172)
INVESTMENTS SHARES VALUE ($)
Japan - (28.7)% (continued)
Nippon Building Fund, Inc., REIT
(2) (166) (582,298)
Nippon Paint Holdings Co. Ltd. (2) (510,400) (3,336,474)
Nippon Prologis REIT, Inc., REIT
(2) (144) (224,761)
Nippon Sanso Holdings Corp. (2) (24,800) (736,488)
Nippon Telegraph & Telephone
Corp. (2) (2,908,700) (2,750,477)
Nissan Chemical Corp. (2) (169,800) (5,397,044)
Nissan Motor Co. Ltd. (2) (578,900) (1,965,345)
Nissin Foods Holdings Co. Ltd. (2) (58,600) (1,489,950)
Niterra Co. Ltd. (2) (36,600) (1,067,278)
Nitori Holdings Co. Ltd. (2) (42,600) (4,509,937)
Nomura Research Institute Ltd. (2) (100,900) (2,851,810)
NTT Data Group Corp. (2) (221,200) (3,267,795)
Odakyu Electric Railway Co. Ltd.
(2) (106,900) (1,036,820)
Olympus Corp. (2) (283,400) (4,574,736)
Omron Corp. (2) (150,600) (5,214,998)
Oriental Land Co. Ltd. (2) (225,200) (6,293,017)
Rakuten Group, Inc. (2) (560,200) (2,902,082)
Recruit Holdings Co. Ltd. (2) (18,300) (984,671)
Resona Holdings, Inc. (2) (161,400) (1,073,656)
Rinnai Corp. (2) (54,700) (1,247,198)
Rohto Pharmaceutical Co. Ltd. (2) (14,500) (303,565)
Seibu Holdings, Inc. (2) (182,000) (2,515,117)
Sekisui House Ltd. (2) (36,300) (806,775)
Seven & i Holdings Co. Ltd. (2) (184,700) (2,257,066)
SG Holdings Co. Ltd. (2) (220,800) (2,041,815)
Shimadzu Corp. (2) (45,100) (1,130,386)
Shimano, Inc. (2) (21,400) (3,307,238)
Shin-Etsu Chemical Co. Ltd. (2) (91,000) (3,538,229)
Shinko Electric Industries Co. Ltd.
(2) (44,700) (1,562,833)
Shiseido Co. Ltd. (2) (147,500) (4,203,629)
Shizuoka Financial Group, Inc. (2) (36,400) (351,872)
SMC Corp. (2) (12,400) (5,908,067)
SoftBank Corp. (2) (277,200) (3,390,161)
SoftBank Group Corp. (2) (68,700) (4,418,869)
Sony Group Corp. (2) (50,200) (4,278,103)
Sumitomo Chemical Co. Ltd. (2) (2,863,300) (6,148,059)
Sumitomo Metal Mining Co. Ltd.
(2) (60,700) (1,844,276)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (52,600) (1,208,811)
Sumitomo Realty & Development
Co. Ltd. (2) (69,500) (2,050,797)
Suzuki Motor Corp. (2) (234,000) (2,701,440)
Sysmex Corp. (2) (179,100) (2,891,023)
Taisei Corp. (2) (28,000) (1,041,676)
Taiyo Yuden Co. Ltd. (2) (102,500) (2,601,143)
Takeda Pharmaceutical Co. Ltd. (2) (111,100) (2,881,739)
Terumo Corp. (2) (197,700) (3,278,895)
Tobu Railway Co. Ltd. (2) (24,200) (407,999)
Tokio Marine Holdings, Inc. (2) (31,200) (1,172,467)
Tokyo Electron Ltd. (2) (5,500) (1,203,952)
Tokyu Corp. (2) (153,600) (1,696,090)
Toyota Motor Corp. (2) (345,300) (7,084,685)
Unicharm Corp. (2) (117,800) (3,785,530)
USS Co. Ltd. (2) (90,100) (758,715)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (28.7)% (continued)
West Japan Railway Co. (2) (81,800) (1,526,346)
Yakult Honsha Co. Ltd. (2) (47,700) (854,613)
Yamaha Corp. (2) (109,800) (2,580,622)
Yamaha Motor Co. Ltd. (2) (258,000) (2,398,575)
Yaskawa Electric Corp. (2) (133,200) (4,803,057)
Yokohama Rubber Co. Ltd. (The)
(2) (20,800) (462,648)
ZOZO, Inc. (2) (147,300) (3,682,736)
(344,447,556)
Luxembourg - (0.0)% †
Eurofins Scientific SE (2) (10,890) (545,251)
Mexico - (0.1)%
Cemex SAB de CV, ADR (130,565) (834,310)
Grupo Aeroportuario del Pacifico
SAB de CV, ADR (2,565) (399,550)
(1,233,860)
Netherlands - (2.9)%
Adyen NV (2)(b) (4,920) (5,843,365)
Aegon Ltd. (2) (319,790) (1,977,237)
Akzo Nobel NV (2) (18,332) (1,117,323)
Argenx SE (2) (10,800) (4,685,998)
ASML Holding NV (2) (5,664) (5,772,558)
BE Semiconductor Industries NV
(2) (8,070) (1,348,104)
Heineken NV (2) (62,085) (6,006,476)
IMCD NV (2) (23,403) (3,226,043)
Koninklijke Vopak NV (2) (16,774) (696,895)
SBM Offshore NV (2) (79,727) (1,220,193)
Universal Music Group NV (2) (87,639) (2,607,108)
(34,501,300)
Norway - (0.7)%
DNB Bank ASA (2) (41,099) (806,399)
Gjensidige Forsikring ASA (2) (78,687) (1,404,330)
Mowi ASA (2) (55,700) (925,755)
Orkla ASA (2) (42,454) (344,267)
Salmar ASA (2) (16,159) (847,455)
Telenor ASA (159,572) (1,818,855)
TOMRA Systems ASA (2) (162,841) (1,941,167)
(8,088,228)
Poland - (0.0)% †
InPost SA (2) (15,019) (264,267)
Portugal - (0.0)% †
EDP - Energias de Portugal SA (2) (71,057) (266,414)
Singapore - (2.0)%
CapitaLand Ascendas, REIT (2) (307,500) (579,369)
CapitaLand Investment Ltd. (2) (1,147,100) (2,243,406)
City Developments Ltd. (2) (142,600) (542,087)
DBS Group Holdings Ltd. (2) (42,460) (1,118,346)
Grab Holdings Ltd., Class A (1,051,080) (3,731,334)
Keppel Ltd. (2) (610,100) (2,900,115)
Mapletree Logistics Trust, REIT (2) (1,042,400) (989,872)
Sea Ltd., ADR (76,119) (5,436,418)
Singapore Technologies
Engineering Ltd. (2) (342,600) (1,090,957)
INVESTMENTS SHARES VALUE ($)
Singapore - (2.0)% (continued)
Singapore Telecommunications
Ltd. (2) (2,554,300) (5,168,811)
(23,800,715)
South Africa - (0.3)%
Anglo American plc (2) (60,612) (1,915,370)
Gold Fields Ltd., ADR (17,899) (266,695)
Old Mutual Ltd. (2) (631,334) (420,443)
Sibanye Stillwater Ltd., ADR (180,997) (787,337)
(3,389,845)
South Korea - (0.2)%
Delivery Hero SE (2)(b) (102,726) (2,440,216)
Spain - (2.0)%
Amadeus IT Group SA (2) (55,127) (3,668,394)
Bankinter SA (2) (109,554) (896,458)
Cellnex Telecom SA (2)(b) (213,260) (6,936,168)
Corp. ACCIONA Energias
Renovables SA (2) (91,496) (1,882,497)
Enagas SA (2) (13,696) (203,658)
Fluidra SA (2) (85,602) (1,784,694)
Grifols SA (2) (188,374) (1,593,083)
Iberdrola SA (2) (267,647) (3,472,699)
Naturgy Energy Group SA (2) (44,900) (975,892)
Redeia Corp. SA (2) (104,975) (1,835,636)
Telefonica SA (2) (181,391) (768,416)
(24,017,595)
Sweden - (4.0)%
AddTech AB, Class B (2) (87,077) (2,171,491)
Assa Abloy AB, Class B (2) (97,859) (2,771,420)
Atlas Copco AB, Class A (2) (144,635) (2,715,704)
Axfood AB (2) (19,451) (509,858)
Beijer Ref AB, Class B (2) (140,548) (2,169,322)
Boliden AB (2) (43,792) (1,408,387)
Castellum AB (2) (100,414) (1,225,447)
Electrolux AB, Class B (2) (82,634) (682,530)
Epiroc AB, Class A (2) (159,000) (3,185,939)
EQT AB (2) (181,681) (5,326,411)
Fastighets AB Balder, Class B (2) (123,704) (849,187)
Hexagon AB, Class B (2) (215,417) (2,440,939)
Holmen AB, Class B (2) (39,188) (1,541,944)
Indutrade AB (2) (22,020) (565,577)
Lifco AB, Class B (2) (90,112) (2,473,329)
Nibe Industrier AB, Class B (2) (1,289,531) (5,438,655)
Saab AB, Class B (2) (38,304) (920,248)
Sagax AB, Class B (2) (88,861) (2,277,160)
Svenska Cellulosa AB SCA, Class
B (2) (222,138) (3,269,160)
Svenska Handelsbanken AB,
Class A (2) (98,193) (938,346)
Swedish Orphan Biovitrum AB (60,214) (1,611,161)
Tele2 AB, Class B (2) (262,689) (2,651,685)
Telefonaktiebolaget LM Ericsson,
Class B (2) (35,621) (221,107)
Telia Co. AB (2) (213,602) (572,686)
(47,937,693)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.8)%
Avolta AG (2) (41,376) (1,608,576)
Bachem Holding AG, Class B (2) (9,454) (863,881)
Banque Cantonale Vaudoise
(Registered) (2) (17,541) (1,861,146)
Barry Callebaut AG (Registered)
(2) (2,502) (4,078,791)
Belimo Holding AG (Registered) (2) (1,402) (703,212)
Chocoladefabriken Lindt &
Spruengli AG (2) (251) (2,931,885)
Cie Financiere Richemont SA
(Registered) (2) (11,907) (1,860,861)
Clariant AG (Registered) (2) (28,632) (451,056)
DSM-Firmenich AG (2) (83,165) (9,364,806)
EMS-Chemie Holding AG
(Registered) (2) (1,099) (899,328)
Galenica AG (2)(b) (5,489) (449,530)
Geberit AG (Registered) (2) (2,031) (1,196,365)
Givaudan SA (Registered) (2) (296) (1,402,039)
Julius Baer Group Ltd. (2) (30,963) (1,731,829)
Kuehne + Nagel International AG
(Registered) (2) (1,101) (316,848)
Lonza Group AG (Registered) (2) (3,466) (1,886,908)
Partners Group Holding AG (2) (2,580) (3,303,835)
SIG Group AG (2) (341,856) (6,281,891)
Sika AG (Registered) (2) (22,141) (6,320,365)
Straumann Holding AG
(Registered) (2) (17,234) (2,127,341)
Swiss Life Holding AG (Registered)
(2) (5,231) (3,839,202)
Swiss Prime Site AG (Registered)
(2) (5,358) (507,376)
VAT Group AG (2)(b) (5,551) (3,134,411)
(57,121,482)
United Kingdom - (7.5)%
abrdn plc (2) (569,587) (1,063,769)
Admiral Group plc (2) (91,019) (3,007,726)
Anglogold Ashanti plc (43,965) (1,104,840)
Ashtead Group plc (2) (61,628) (4,108,967)
AstraZeneca plc (2) (41,283) (6,425,000)
Bellway plc (2) (7,080) (225,433)
Berkeley Group Holdings plc (2) (17,608) (1,017,382)
ConvaTec Group plc (2)(b) (165,201) (489,444)
Croda International plc (2) (45,656) (2,271,344)
Diageo plc (2) (195,195) (6,127,954)
Diploma plc (2) (11,160) (583,353)
Direct Line Insurance Group plc (2) (264,050) (669,529)
Entain plc (2) (189,177) (1,500,115)
Flutter Entertainment plc (2) (15,040) (2,735,750)
Halma plc (2) (100,984) (3,442,096)
Hiscox Ltd. (2) (36,953) (536,379)
Informa plc (2) (422,260) (4,557,007)
Intermediate Capital Group plc (2) (76,388) (2,094,888)
Legal & General Group plc (2) (1,390,303) (3,981,226)
M&G plc (2) (471,275) (1,211,563)
Melrose Industries plc (2) (38,431) (267,651)
National Grid plc (2) (475,098) (5,305,011)
Ocado Group plc (2) (402,206) (1,460,909)
Pennon Group plc (2) (131,369) (953,857)
Persimmon plc (2) (184,919) (3,137,946)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.5)% (continued)
Reckitt Benckiser Group plc (2) (87,474) (4,732,278)
RELX plc (2) (17,422) (798,257)
Rentokil Initial plc (2) (808,869) (4,697,590)
RS GROUP plc (2) (148,701) (1,314,131)
Severn Trent plc (2) (28,241) (850,035)
Smith & Nephew plc (2) (80,682) (999,837)
Smiths Group plc (2) (44,931) (966,763)
Spirax Group plc (2) (18,386) (1,970,603)
SSE plc (2) (57,392) (1,296,118)
Taylor Wimpey plc (2) (720,627) (1,290,444)
TechnipFMC plc (44,322) (1,159,020)
Unilever plc (2) (77,604) (4,259,478)
United Utilities Group plc (2) (64,428) (800,365)
Weir Group plc (The) (2) (66,236) (1,656,535)
WH Smith plc (20,639) (295,336)
Wise plc, Class A (2) (154,939) (1,328,857)
WPP plc (2) (290,057) (2,655,959)
(89,350,745)
United States - (97.9)%
10X Genomics, Inc., Class A (158,496) (3,082,747)
AAON, Inc. (9,917) (865,159)
Acadia Healthcare Co., Inc. (69,672) (4,705,647)
Accenture plc, Class A (12,031) (3,650,326)
Advanced Drainage Systems, Inc. (6,505) (1,043,337)
Advanced Micro Devices, Inc. (11,990) (1,944,898)
Affirm Holdings, Inc., Class A (25,195) (761,141)
Aflac, Inc. (11,581) (1,034,299)
agilon health, Inc. (34,750) (227,265)
Agree Realty Corp., REIT (63,022) (3,903,583)
Air Products and Chemicals, Inc. (28,041) (7,235,979)
Airbnb, Inc., Class A (10,080) (1,528,430)
Alaska Air Group, Inc. (53,486) (2,160,834)
Albemarle Corp. (32,504) (3,104,782)
Alcoa Corp. (6,566) (261,195)
Alexandria Real Estate Equities,
Inc., REIT (44,963) (5,259,322)
Alliant Energy Corp. (27,684) (1,409,116)
Alnylam Pharmaceuticals, Inc. (13,299) (3,231,657)
Amazon.com, Inc. (16,935) (3,272,689)
Ameren Corp. (31,370) (2,230,721)
American Airlines Group, Inc. (198,961) (2,254,228)
American Express Co. (10,487) (2,428,265)
American Homes 4 Rent, Class
A, REIT (38,610) (1,434,748)
American Tower Corp., REIT (36,389) (7,073,293)
American Water Works Co., Inc. (34,728) (4,485,468)
AMETEK, Inc. (8,669) (1,445,209)
Amgen, Inc. (11,177) (3,492,254)
Amphenol Corp., Class A (26,654) (1,795,680)
Antero Resources Corp. (210,365) (6,864,210)
Aon plc, Class A (20,023) (5,878,352)
Apellis Pharmaceuticals, Inc. (57,105) (2,190,548)
Apollo Global Management, Inc. (36,838) (4,349,463)
Apple, Inc. (12,367) (2,604,738)
AptarGroup, Inc. (14,040) (1,976,972)
Aptiv plc (30,152) (2,123,304)
Arcadium Lithium plc (759,648) (2,552,417)
Arrowhead Pharmaceuticals, Inc. (92,531) (2,404,881)
Arthur J Gallagher & Co. (14,839) (3,847,901)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Ashland, Inc. (19,288) (1,822,523)
Aspen Technology, Inc. (13,555) (2,692,430)
Atlassian Corp., Class A (18,442) (3,262,021)
Atmos Energy Corp. (4,264) (497,396)
Automatic Data Processing, Inc. (7,303) (1,743,153)
AutoZone, Inc. (670) (1,985,947)
AvalonBay Communities, Inc.,
REIT (11,361) (2,350,477)
Avery Dennison Corp. (13,891) (3,037,267)
Avis Budget Group, Inc. (9,150) (956,358)
Axon Enterprise, Inc. (3,300) (970,992)
AZEK Co., Inc. (The), Class A (39,515) (1,664,767)
Azenta, Inc. (43,958) (2,313,070)
Ball Corp. (62,047) (3,724,061)
Bank of America Corp. (60,419) (2,402,864)
Bath & Body Works, Inc. (26,421) (1,031,740)
Bentley Systems, Inc., Class B (21,928) (1,082,366)
BILL Holdings, Inc. (38,279) (2,014,241)
Biogen, Inc. (6,780) (1,571,740)
BioMarin Pharmaceutical, Inc. (44,367) (3,652,735)
Bio-Techne Corp. (9,369) (671,289)
BlackRock, Inc. (1,593) (1,254,201)
Blackstone, Inc. (47,693) (5,904,393)
Block, Inc., Class A (21,736) (1,401,755)
Blue Owl Capital, Inc., Class A (41,689) (739,980)
Boeing Co. (The) (35,984) (6,549,448)
BOK Financial Corp. (20,328) (1,862,858)
Booz Allen Hamilton Holding Corp.,
Class A (10,639) (1,637,342)
Boston Properties, Inc., REIT (10,607) (652,967)
Boston Scientific Corp. (27,467) (2,115,234)
Bright Horizons Family Solutions,
Inc. (14,220) (1,565,338)
Brighthouse Financial, Inc. (23,485) (1,017,840)
Broadcom, Inc. (323) (518,586)
Broadridge Financial Solutions,
Inc. (9,273) (1,826,781)
Brookfield Renewable Corp., Class
A (34,717) (983,612)
Brown & Brown, Inc. (18,196) (1,626,904)
Brown-Forman Corp., Class B (118,684) (5,125,962)
Brunswick Corp. (40,258) (2,929,575)
Cable One, Inc. (872) (308,688)
Cadence Bank (110,291) (3,119,029)
Caesars Entertainment, Inc. (17,040) (677,170)
Campbell Soup Co. (77,594) (3,506,473)
CarMax, Inc. (48,397) (3,549,436)
Carrier Global Corp. (72,509) (4,573,868)
Cboe Global Markets, Inc. (4,742) (806,425)
CCC Intelligent Solutions Holdings,
Inc. (19,841) (220,434)
CDW Corp. (5,450) (1,219,928)
Celsius Holdings, Inc. (14,490) (827,234)
CenterPoint Energy, Inc. (74,522) (2,308,692)
Certara, Inc. (133,171) (1,844,418)
CF Industries Holdings, Inc. (17,035) (1,262,634)
CH Robinson Worldwide, Inc. (4,215) (371,426)
Charles Schwab Corp. (The) (58,486) (4,309,833)
Chart Industries, Inc. (18,082) (2,609,956)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Charter Communications, Inc.,
Class A (10,326) (3,087,061)
Chemed Corp. (1,522) (825,807)
Chemours Co. (The) (29,557) (667,101)
Cheniere Energy, Inc. (32,896) (5,751,208)
Chesapeake Energy Corp. (10,509) (863,735)
Chipotle Mexican Grill, Inc., Class
A (40,250) (2,521,663)
Church & Dwight Co., Inc. (12,286) (1,273,812)
Churchill Downs, Inc. (21,990) (3,069,804)
Clarivate plc (47,110) (268,056)
Clearway Energy, Inc., Class C (85,259) (2,105,045)
Clorox Co. (The) (20,497) (2,797,226)
Cloudflare, Inc., Class A (37,569) (3,111,840)
CMS Energy Corp. (56,378) (3,356,182)
CNH Industrial NV (2) (19,351) (194,820)
CNH Industrial NV (178,697) (1,810,201)
Coca-Cola Co. (The) (22,740) (1,447,401)
Cognex Corp. (141,050) (6,595,498)
Coherent Corp. (27,998) (2,028,735)
Comerica, Inc. (6,496) (331,556)
Commerce Bancshares, Inc. (54,960) (3,065,669)
Conagra Brands, Inc. (27,147) (771,518)
Confluent, Inc., Class A (129,428) (3,822,009)
ConocoPhillips (22,112) (2,529,171)
Consolidated Edison, Inc. (30,637) (2,739,561)
Constellation Brands, Inc., Class A (4,434) (1,140,780)
Constellation Energy Corp. (19,863) (3,977,963)
Cooper Cos., Inc. (The) (5,296) (462,341)
COPT Defense Properties, REIT (44,534) (1,114,686)
Corteva, Inc. (45,560) (2,457,506)
CoStar Group, Inc. (68,577) (5,084,299)
Costco Wholesale Corp. (2,004) (1,703,380)
Coterra Energy, Inc. (71,551) (1,908,265)
Credit Acceptance Corp. (6,653) (3,424,166)
Crocs, Inc. (18,595) (2,713,754)
Crown Castle, Inc., REIT (25,850) (2,525,545)
CSL Ltd. (2) (22,467) (4,405,718)
CSX Corp. (38,936) (1,302,409)
CubeSmart, REIT (13,035) (588,791)
Cullen/Frost Bankers, Inc. (27,890) (2,834,461)
Danaher Corp. (4,426) (1,105,836)
Darling Ingredients, Inc. (19,048) (700,014)
Datadog, Inc., Class A (11,782) (1,528,008)
DaVita, Inc. (10,451) (1,448,195)
Dayforce, Inc. (65,689) (3,258,174)
Deere & Co. (10,999) (4,109,556)
Delta Air Lines, Inc. (33,260) (1,577,854)
Dexcom, Inc. (21,272) (2,411,819)
Digital Realty Trust, Inc., REIT (26,976) (4,101,701)
Dollar General Corp. (32,990) (4,362,268)
Dollar Tree, Inc. (32,752) (3,496,931)
Dominion Energy, Inc. (77,575) (3,801,175)
Dow, Inc. (9,049) (480,049)
Doximity, Inc., Class A (78,873) (2,206,078)
DraftKings, Inc., Class A (6,147) (234,631)
Driven Brands Holdings, Inc. (178,036) (2,266,398)
DT Midstream, Inc. (23,790) (1,689,804)
DTE Energy Co. (19,530) (2,168,025)
Duke Energy Corp. (17,315) (1,735,482)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
DuPont de Nemours, Inc. (22,860) (1,840,001)
Dynatrace, Inc. (34,231) (1,531,495)
East West Bancorp, Inc. (10,559) (773,236)
EastGroup Properties, Inc., REIT (1,643) (279,474)
Ecolab, Inc. (6,082) (1,447,516)
Edwards Lifesciences Corp. (33,763) (3,118,688)
Elanco Animal Health, Inc. (12,466) (179,884)
Elastic NV (15,516) (1,767,428)
Element Solutions, Inc. (24,638) (668,183)
elf Beauty, Inc. (21,673) (4,566,935)
Eli Lilly & Co. (3,892) (3,523,739)
Emerson Electric Co. (31,654) (3,487,005)
Enovis Corp. (37,981) (1,716,741)
Enphase Energy, Inc. (19,778) (1,972,064)
Entegris, Inc. (7,052) (954,841)
EQT Corp. (92,357) (3,415,362)
Equifax, Inc. (6,116) (1,482,885)
Equinix, Inc., REIT (2,523) (1,908,902)
Equity LifeStyle Properties, Inc.,
REIT (20,833) (1,356,853)
Essential Utilities, Inc. (32,887) (1,227,672)
Essex Property Trust, Inc., REIT (8,254) (2,246,739)
Estee Lauder Cos., Inc. (The),
Class A (20,719) (2,204,502)
Etsy, Inc. (16,829) (992,574)
Eversource Energy (67,149) (3,808,020)
Exelon Corp. (32,029) (1,108,524)
ExlService Holdings, Inc. (20,652) (647,647)
Expeditors International of
Washington, Inc. (25,479) (3,179,524)
Experian plc (2) (41,306) (1,918,944)
Exponent, Inc. (14,719) (1,400,071)
Extra Space Storage, Inc., REIT (22,083) (3,431,919)
Exxon Mobil Corp. (17,909) (2,061,684)
FactSet Research Systems, Inc. (5,755) (2,349,594)
Fair Isaac Corp. (969) (1,442,512)
Federal Realty Investment Trust,
REIT (11,327) (1,143,687)
FedEx Corp. (6,984) (2,094,083)
Ferrovial SE (2) (189,975) (7,380,124)
Fifth Third Bancorp (38,837) (1,417,162)
First American Financial Corp. (11,054) (596,363)
First Citizens BancShares, Inc.,
Class A (874) (1,471,475)
First Financial Bankshares, Inc. (143,133) (4,226,717)
First Hawaiian, Inc. (28,956) (601,127)
FirstEnergy Corp. (76,179) (2,915,370)
Five Below, Inc. (26,821) (2,922,684)
Five9, Inc. (44,424) (1,959,098)
Floor & Decor Holdings, Inc., Class
A (26,809) (2,665,083)
FMC Corp. (61,989) (3,567,467)
Ford Motor Co. (182,569) (2,289,415)
Fortrea Holdings, Inc. (57,004) (1,330,473)
Fox Factory Holding Corp. (76,256) (3,674,777)
Freeport-McMoRan, Inc. (44,399) (2,157,791)
Freshpet, Inc. (12,243) (1,584,122)
Frontier Communications Parent,
Inc. (44,001) (1,151,946)
FTI Consulting, Inc. (6,509) (1,402,885)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
GATX Corp. (16,722) (2,213,324)
GE Vernova, Inc. (6,956) (1,193,024)
General Mills, Inc. (23,504) (1,486,863)
Gentex Corp. (38,365) (1,293,284)
Genuine Parts Co. (21,366) (2,955,345)
GFL Environmental, Inc. (94,150) (3,666,761)
Gitlab, Inc., Class A (17,893) (889,640)
Glacier Bancorp, Inc. (125,406) (4,680,152)
Globant SA (6,393) (1,139,616)
Globus Medical, Inc., Class A (63,453) (4,345,896)
Goldman Sachs Group, Inc. (The) (2,538) (1,147,988)
Goodyear Tire & Rubber Co. (The) (48,931) (555,367)
GRAIL, Inc. (6,436) (98,921)
Graphic Packaging Holding Co. (31,718) (831,329)
Grocery Outlet Holding Corp. (79,521) (1,759,005)
Guidewire Software, Inc. (6,708) (924,966)
GXO Logistics, Inc. (53,974) (2,725,687)
Haleon plc (2) (297,288) (1,209,581)
Hanover Insurance Group, Inc.
(The) (9,008) (1,129,964)
Hasbro, Inc. (74,885) (4,380,773)
Hayward Holdings, Inc. (225,866) (2,778,152)
HealthEquity, Inc. (42,409) (3,655,656)
HEICO Corp. (12,639) (2,826,207)
Hershey Co. (The) (26,405) (4,854,031)
Hilton Grand Vacations, Inc. (62,517) (2,527,562)
Home BancShares, Inc. (53,977) (1,293,289)
Honeywell International, Inc. (10,663) (2,276,977)
Hormel Foods Corp. (75,194) (2,292,665)
Houlihan Lokey, Inc., Class A (4,749) (640,450)
Howard Hughes Holdings, Inc. (28,210) (1,828,572)
Hubbell, Inc., Class B (2,022) (739,001)
HubSpot, Inc. (5,032) (2,967,823)
Humana, Inc. (6,257) (2,337,928)
Huntsman Corp. (62,215) (1,416,636)
Hyatt Hotels Corp., Class A (16,588) (2,520,049)
IDACORP, Inc. (10,168) (947,149)
IDEX Corp. (6,798) (1,367,758)
IDEXX Laboratories, Inc. (1,235) (601,692)
Illinois Tool Works, Inc. (6,951) (1,647,109)
Illumina, Inc. (38,618) (4,030,947)
Inari Medical, Inc. (67,572) (3,253,592)
Independence Realty Trust, Inc.,
REIT (248,675) (4,660,170)
Ingersoll Rand, Inc. (6,153) (558,939)
Inspire Medical Systems, Inc. (20,623) (2,759,976)
Insulet Corp. (31,402) (6,336,924)
Intercontinental Exchange, Inc. (17,200) (2,354,508)
International Flavors & Fragrances,
Inc. (17,645) (1,679,980)
Intuitive Surgical, Inc. (8,389) (3,731,847)
Invesco Ltd. (34,208) (511,752)
Invitation Homes, Inc., REIT (56,344) (2,022,186)
Ionis Pharmaceuticals, Inc. (145,469) (6,933,052)
Iridium Communications, Inc. (84,093) (2,238,556)
Iron Mountain, Inc., REIT (47,679) (4,272,992)
J M Smucker Co. (The) (33,157) (3,615,439)
Jack Henry & Associates, Inc. (8,168) (1,356,051)
James Hardie Industries plc,
CHESS (2) (67,764) (2,120,852)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Jefferies Financial Group, Inc. (22,032) (1,096,312)
Johnson Controls International plc (32,369) (2,151,567)
JPMorgan Chase & Co. (18,081) (3,657,063)
KBR, Inc. (35,276) (2,262,603)
Kellanova (11,760) (678,317)
Kemper Corp. (47,624) (2,825,532)
Keurig Dr Pepper, Inc. (17,710) (591,514)
KeyCorp (120,149) (1,707,317)
Keysight Technologies, Inc. (18,615) (2,545,601)
Kinder Morgan, Inc. (109,633) (2,178,408)
Kinsale Capital Group, Inc. (8,721) (3,360,027)
Kite Realty Group Trust, REIT (56,285) (1,259,658)
KKR & Co., Inc. (6,220) (654,593)
Knight-Swift Transportation
Holdings, Inc., Class A (27,140) (1,354,829)
Labcorp Holdings, Inc. (10,432) (2,123,016)
Lamb Weston Holdings, Inc. (42,397) (3,564,740)
Las Vegas Sands Corp. (10,701) (473,519)
Lattice Semiconductor Corp. (20,436) (1,185,084)
Leggett & Platt, Inc. (103,083) (1,181,331)
Liberty Broadband Corp., Class C (88,169) (4,833,425)
Light & Wonder, Inc. (4,435) (465,143)
Linde plc (11,359) (4,984,443)
LivaNova plc (8,090) (443,494)
Live Nation Entertainment, Inc. (6,032) (565,440)
LKQ Corp. (11,762) (489,182)
Lowe's Cos., Inc. (8,707) (1,919,545)
LPL Financial Holdings, Inc. (4,549) (1,270,536)
Lululemon Athletica, Inc. (7,065) (2,110,316)
Lumentum Holdings, Inc. (100,464) (5,115,627)
Lyft, Inc., Class A (35,373) (498,759)
MACOM Technology Solutions
Holdings, Inc. (18,985) (2,116,258)
Madison Square Garden Sports
Corp., Class A (22,987) (4,324,544)
Maravai LifeSciences Holdings,
Inc., Class A (465,935) (3,336,095)
MarketAxess Holdings, Inc. (10,749) (2,155,497)
Marriott International, Inc., Class A (5,413) (1,308,701)
Marriott Vacations Worldwide Corp. (11,396) (995,099)
Marsh & McLennan Cos., Inc. (21,845) (4,603,178)
Marvell Technology, Inc. (30,890) (2,159,211)
Masimo Corp. (16,098) (2,027,382)
MasTec, Inc. (3,755) (401,747)
Mastercard, Inc., Class A (12,702) (5,603,614)
Mattel, Inc. (44,556) (724,481)
McCormick & Co., Inc.
(Non-Voting) (43,324) (3,073,405)
McDonald's Corp. (18,331) (4,671,472)
Mercury Systems, Inc. (113,427) (3,061,395)
Microsoft Corp. (5,701) (2,548,062)
Mister Car Wash, Inc. (304,274) (2,166,431)
Moderna, Inc. (5,463) (648,731)
Mondelez International, Inc., Class
A (63,792) (4,174,548)
MongoDB, Inc., Class A (26,575) (6,642,687)
Moody's Corp. (6,669) (2,807,182)
Morgan Stanley (25,152) (2,444,523)
Morningstar, Inc. (1,154) (341,411)
Motorola Solutions, Inc. (12,859) (4,964,217)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
MP Materials Corp. (324,386) (4,129,434)
MSA Safety, Inc. (9,078) (1,703,850)
MSCI, Inc., Class A (4,440) (2,138,970)
Nasdaq, Inc. (41,648) (2,509,708)
National Storage Affiliates Trust,
REIT (73,805) (3,042,242)
nCino, Inc. (52,465) (1,650,024)
Nestle SA (Registered) (2) (73,914) (7,544,718)
Netflix, Inc. (3,490) (2,355,331)
New Fortress Energy, Inc. (57,446) (1,262,663)
New Jersey Resources Corp. (11,206) (478,944)
New York Community Bancorp,
Inc. (815,945) (2,627,343)
Newell Brands, Inc. (227,538) (1,458,519)
Newmont Corp. (128,212) (5,368,236)
News Corp., Class A (46,541) (1,283,135)
Nexstar Media Group, Inc., Class A (4,802) (797,180)
NextEra Energy, Inc. (78,711) (5,573,526)
NIKE, Inc., Class B (31,642) (2,384,858)
Nordson Corp. (6,531) (1,514,800)
Norfolk Southern Corp. (23,291) (5,000,345)
Norwegian Cruise Line Holdings
Ltd. (20,739) (389,686)
Novanta, Inc. (17,631) (2,875,792)
Novocure Ltd. (152,649) (2,614,877)
NVR, Inc. (143) (1,085,164)
Occidental Petroleum Corp. (67,969) (4,284,086)
Okta, Inc., Class A (19,320) (1,808,545)
Old Dominion Freight Line, Inc. (10,442) (1,844,057)
Ollie's Bargain Outlet Holdings,
Inc. (10,831) (1,063,279)
ONE Gas, Inc. (31,191) (1,991,545)
ONEOK, Inc. (37,002) (3,017,513)
Option Care Health, Inc. (40,293) (1,116,116)
Oracle Corp. (5,388) (760,786)
O'Reilly Automotive, Inc. (1,433) (1,513,334)
Ormat Technologies, Inc. (15,593) (1,118,018)
Palantir Technologies, Inc., Class A (112,824) (2,857,832)
Palo Alto Networks, Inc. (6,419) (2,176,105)
Park Hotels & Resorts, Inc., REIT (48,696) (729,466)
Paychex, Inc. (5,364) (635,956)
Paycom Software, Inc. (6,004) (858,812)
Paycor HCM, Inc. (114,584) (1,455,217)
Paylocity Holding Corp. (12,079) (1,592,616)
Peloton Interactive, Inc., Class A (575,532) (1,945,298)
Penn Entertainment, Inc. (155,041) (3,000,819)
Penumbra, Inc. (15,809) (2,845,146)
Permian Resources Corp., Class A (161,149) (2,602,556)
Pfizer, Inc. (234,661) (6,565,815)
PG&E Corp. (76,831) (1,341,469)
Philip Morris International, Inc. (15,749) (1,595,846)
Phinia, Inc. (31,979) (1,258,693)
Planet Fitness, Inc., Class A (45,520) (3,349,817)
Plug Power, Inc. (361,755) (842,889)
PNC Financial Services Group,
Inc. (The) (11,120) (1,728,938)
PNM Resources, Inc. (27,296) (1,008,860)
Pool Corp. (9,768) (3,001,999)
Portland General Electric Co. (5,717) (247,203)
PotlatchDeltic Corp., REIT (5,487) (216,133)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Power Integrations, Inc. (23,391) (1,641,814)
PPL Corp. (72,184) (1,995,888)
Primerica, Inc. (6,278) (1,485,249)
Principal Financial Group, Inc. (24,100) (1,890,645)
Procore Technologies, Inc. (15,494) (1,027,407)
Progressive Corp. (The) (5,563) (1,155,491)
Progyny, Inc. (48,889) (1,398,714)
Prologis, Inc., REIT (55,024) (6,179,745)
Prosperity Bancshares, Inc. (11,791) (720,902)
PTC, Inc. (5,731) (1,041,151)
Public Service Enterprise Group,
Inc. (58,797) (4,333,339)
QIAGEN NV (2) (29,403) (1,214,875)
Quanta Services, Inc. (1,767) (448,977)
QuantumScape Corp. (241,772) (1,189,518)
Quest Diagnostics, Inc. (20,184) (2,762,786)
QuidelOrtho Corp. (62,961) (2,091,564)
Range Resources Corp. (130,900) (4,389,077)
RBC Bearings, Inc. (9,260) (2,498,163)
Realty Income Corp., REIT (104,708) (5,530,677)
Regal Rexnord Corp. (6,159) (832,820)
Regency Centers Corp., REIT (17,102) (1,063,744)
Repligen Corp. (31,758) (4,003,413)
Revvity, Inc. (24,319) (2,550,090)
Rexford Industrial Realty, Inc.,
REIT (80,008) (3,567,557)
RH (8,903) (2,176,249)
RLI Corp. (15,300) (2,152,557)
Robinhood Markets, Inc., Class A (10,170) (230,961)
ROBLOX Corp., Class A (66,727) (2,482,912)
Rocket Cos., Inc., Class A (41,409) (567,303)
Rockwell Automation, Inc. (6,583) (1,812,168)
Roku, Inc., Class A (10,620) (636,457)
Rollins, Inc. (50,077) (2,443,257)
Ryan Specialty Holdings, Inc.,
Class A (50,984) (2,952,483)
S&P Global, Inc. (8,463) (3,774,498)
Sabra Health Care REIT, Inc.,
REIT (36,179) (557,157)
Saia, Inc. (7,784) (3,691,873)
Samsara, Inc., Class A (27,577) (929,345)
Schneider Electric SE (2) (12,065) (2,892,531)
Scotts Miracle-Gro Co. (The) (9,023) (587,036)
Seagate Technology Holdings plc (19,955) (2,060,753)
Sempra (25,484) (1,938,313)
SentinelOne, Inc., Class A (66,039) (1,390,121)
Service Corp. International (10,000) (711,300)
Sherwin-Williams Co. (The) (5,127) (1,530,051)
Silgan Holdings, Inc. (51,407) (2,176,058)
Silicon Laboratories, Inc. (28,253) (3,125,629)
Simon Property Group, Inc., REIT (8,341) (1,266,164)
SiteOne Landscape Supply, Inc. (6,094) (739,873)
Snap, Inc., Class A (318,872) (5,296,464)
Snowflake, Inc., Class A (17,392) (2,349,485)
SoFi Technologies, Inc. (497,275) (3,286,988)
Sotera Health Co. (241,965) (2,872,125)
Southern Co. (The) (39,910) (3,095,819)
SouthState Corp. (20,107) (1,536,577)
Southwest Airlines Co. (288,065) (8,241,539)
Southwest Gas Holdings, Inc. (41,804) (2,942,166)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Spectrum Brands Holdings, Inc. (2,489) (213,880)
Spire, Inc. (10,787) (655,095)
Spirit AeroSystems Holdings, Inc.,
Class A (43,145) (1,418,176)
Sprouts Farmers Market, Inc. (8,084) (676,307)
Stanley Black & Decker, Inc. (8,538) (682,101)
Starbucks Corp. (31,107) (2,421,680)
Stericycle, Inc. (41,439) (2,408,849)
Sun Communities, Inc., REIT (43,377) (5,219,988)
Sunrun, Inc. (102,502) (1,215,674)
Synovus Financial Corp. (20,106) (808,060)
Sysco Corp. (20,395) (1,455,999)
Take-Two Interactive Software, Inc. (35,923) (5,585,667)
Tandem Diabetes Care, Inc. (42,677) (1,719,456)
Targa Resources Corp. (19,149) (2,466,008)
Teledyne Technologies, Inc. (4,255) (1,650,855)
Tempur Sealy International, Inc. (77,412) (3,664,684)
Tesla, Inc. (61,435) (12,156,757)
Tetra Tech, Inc. (2,252) (460,489)
Texas Capital Bancshares, Inc. (31,039) (1,897,724)
Texas Instruments, Inc. (17,459) (3,396,299)
TJX Cos., Inc. (The) (24,018) (2,644,382)
T-Mobile US, Inc. (16,177) (2,850,064)
Toast, Inc., Class A (64,997) (1,674,973)
TopBuild Corp. (3,070) (1,182,779)
Topgolf Callaway Brands Corp. (4,135) (63,266)
Toro Co. (The) (32,979) (3,083,866)
TPG, Inc. (36,181) (1,499,702)
Tractor Supply Co. (6,709) (1,811,430)
Trade Desk, Inc. (The), Class A (38,171) (3,728,162)
Trex Co., Inc. (10,796) (800,200)
Trimble, Inc. (42,949) (2,401,708)
Truist Financial Corp. (133,805) (5,198,324)
Uber Technologies, Inc. (54,599) (3,968,255)
Ubiquiti, Inc. (16,583) (2,415,480)
UDR, Inc., REIT (36,419) (1,498,642)
UGI Corp. (83,885) (1,920,967)
Ulta Beauty, Inc. (2,747) (1,059,985)
Ultragenyx Pharmaceutical, Inc. (26,885) (1,104,974)
Under Armour, Inc., Class A (103,626) (691,185)
Union Pacific Corp. (8,834) (1,998,781)
United Bankshares, Inc. (24,560) (796,726)
United Parcel Service, Inc., Class
B (49,933) (6,833,331)
UnitedHealth Group, Inc. (14,433) (7,350,149)
Unity Software, Inc. (135,253) (2,199,214)
Universal Display Corp. (3,617) (760,474)
US Bancorp (25,607) (1,016,598)
Vail Resorts, Inc. (6,353) (1,144,366)
Valaris Ltd. (27,786) (2,070,057)
Valmont Industries, Inc. (2,017) (553,566)
Valvoline, Inc. (105,098) (4,540,234)
Ventas, Inc., REIT (4,578) (234,668)
Vertiv Holdings Co., Class A (5,761) (498,730)
VF Corp. (266,382) (3,596,157)
VICI Properties, Inc., Class A,
REIT (67,578) (1,935,434)
Virtu Financial, Inc., Class A (45,052) (1,011,417)
Visa, Inc., Class A (26,286) (6,899,285)
Visteon Corp. (16,235) (1,732,275)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (97.9)% (continued)
Vornado Realty Trust, REIT (169,179) (4,447,716)
Walt Disney Co. (The) (21,391) (2,123,912)
Waste Connections, Inc. (15,568) (2,730,004)
Waste Management, Inc. (16,007) (3,414,933)
Waters Corp. (5,866) (1,701,844)
Watsco, Inc. (1,723) (798,163)
WEC Energy Group, Inc. (53,558) (4,202,161)
Wells Fargo & Co. (27,384) (1,626,336)
Welltower, Inc., REIT (73,846) (7,698,445)
Wendy's Co. (The) (13,602) (230,690)
West Pharmaceutical Services,
Inc. (5,734) (1,888,722)
WEX, Inc. (9,241) (1,636,951)
Whirlpool Corp. (9,373) (957,921)
White Mountains Insurance Group
Ltd. (1,091) (1,982,838)
Williams Cos., Inc. (The) (61,556) (2,616,130)
Willis Towers Watson plc (14,609) (3,829,603)
WillScot Mobile Mini Holdings
Corp. (30,334) (1,141,772)
Wingstop, Inc. (3,197) (1,351,244)
Wolfspeed, Inc. (220,211) (5,012,002)
Workday, Inc., Class A (3,157) (705,779)
WP Carey, Inc., REIT (32,174) (1,771,179)
Wynn Resorts Ltd. (8,517) (762,272)
XPO, Inc. (27,852) (2,956,490)
Xylem, Inc. (37,445) (5,078,665)
YETI Holdings, Inc. (26,125) (996,669)
Yum! Brands, Inc. (12,559) (1,663,565)
Zebra Technologies Corp., Class A (12,163) (3,757,516)
Zillow Group, Inc., Class C (55,157) (2,558,733)
Zoetis, Inc., Class A (5,323) (922,795)
ZoomInfo Technologies, Inc., Class
A (37,543) (479,424)
Zscaler, Inc. (5,417) (1,041,093)
(1,172,798,478)
Zambia - (0.3)%
First Quantum Minerals Ltd. (262,947) (3,453,936)
TOTAL COMMON STOCKS
(Proceeds $(2,267,313,296)) (2,211,099,830)
PREFERRED STOCKS - (0.8)%
Brazil - (0.0)% †
Itau Unibanco Holding SA (19,973) (116,642)
Germany - (0.8)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (72,503) (5,393,747)
Sartorius AG (Preference) (2) (18,559) (4,344,403)
(9,738,150)
TOTAL PREFERRED STOCKS
(Proceeds $(12,244,735)) (9,854,792)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - (0.0)% †
Italy - (0.0)% †
Amplifon SpA, expiring 7/9/2024
(2)
(Proceeds $–) (97,132) (2)
NO. OF
WARRANTS
WARRANTS - 0.0%
United States - 0.0%
Danimer Scientific, Inc.,
expiring 7/15/2025 (3)
(Proceeds $–) (37) –
TOTAL SHORT POSITIONS
(Proceeds $(2,279,558,031)) (2,220,954,624)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 76.2%
(Cost $865,658,344) 911,773,835
OTHER ASSETS IN EXCESS OF
LIABILITIES - 23.8% ‡ 285,162,046
NET ASSETS - 100.0% 1,196,935,881
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (8,742,359) (0.7) %
Consumer Discretionary (13,143,299) (1.1)
Consumer Staples (12,771,348) (1.1)
Energy 43,632,532 3.6
Financials 154,023,828 12.9
Health Care (57,969,079) (4.8)
Industrials 98,825,418 8.3
Information Technology 62,736,359 5.2
Materials (6,535,780) (0.5)
Real Estate (69,172,197) (5.8)
Utilities (27,157,494) (2.3)
Investment Companies 348,602,851 29.1
U.S. Treasury Obligations 399,444,403 33.4
Total Investments In Securities
At Value 911,773,835 76.2
Other Assets in Excess of
Liabilities ‡ 285,162,046 23.8
Net Assets
$ 1,196,935,881 100.0%

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2024 amounted to $2,322,438,920, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $80,647 were also segregated. In addition, $93,241,095 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2024 amounted to $(16,665,373), which represents (1.39)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at June 30, 2024 amounted to $347,164,396.
(d) Represents 7-day effective yield as of June 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended June 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2024
Shares
Held At
6/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 25.6%
INVESTMENT COMPANIES - 25.6%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $306,334,571) $265,947,113 $1,428,129,328 $(1,387,692,834) $(15,311) $6,374 $306,374,670 306,497,269 $8,791,210 $–
(a) Represents 7-day effective yield as of June 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 105,200,000 $ (697,574) $ 1,280,071 $ 582,497
Pay 1D CORRA Semi 3.50% Semi 12/20/2034 CAD 24,400,000 80,466 90,838 171,304
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 710,200,000 288,785 2,133,188 2,421,973
Pay 1D SARON Annual 1.00% Annual 12/16/2026 CHF 44,400,000 (184,707) 365,634 180,927
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 227,000,000 (360,628) 1,964,154 1,603,526
Pay 1D SOFR Annual 4.00% Annual 12/20/2034 USD 15,100,000 236,142 (30,883) 205,259
Pay 1D SONIA Annual 4.50% Annual 9/16/2026 GBP 700,100,000 210,195 1,784,424 1,994,619
Pay 1D SONIA Annual 4.50% Annual 12/16/2026 GBP 346,100,000 995,010 1,256,335 2,251,345
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2034 EUR 16,200,000 347,905 (37,154) 310,751
Receive 1D CORRA Semi 3.50% Semi 9/16/2026 CAD 420,200,000 420,491 1,255,775 1,676,266
Receive 1D CORRA Semi 3.50% Semi 12/16/2026 CAD 104,500,000 (119,472) 294,334 174,862
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 12,790,000,000 86,457 11,441 97,898
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 266,800,000 804,945 133,017 937,962
Receive 3M BBR Qtrly 4.00% Qtrly 12/10/2026 AUD 398,600,000 656,276 482,456 1,138,732
Receive 3M BBR Qtrly 4.50% Semi 12/16/2026 NZD 199,200,000 174,777 80,910 255,687
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 5,200,000 (35,966) 45,239 9,273
2,903,102 11,109,779 14,012,881
Pay 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 6,030,000,000 (131,929) (229,649) (361,578)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 2,440,000,000 $ (174,504) $ (9,822) $ (184,326)
Pay 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 210,500,000 (732,665) 1,054 (731,611)
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 124,700,000 130,500 (433,025) (302,525)
Pay 6M BBR Semi 4.50% Semi 12/07/2034 AUD 82,100,000 (140,630) (71,045) (211,675)
Pay 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 2,628,400,000 (826,512) (605,329) (1,431,841)
Pay 6M NIBOR Semi 4.00% Annual 12/16/2026 NOK 212,400,000 5,318 (61,014) (55,696)
Receive 1D SOFR Annual 4.50% Annual 9/16/2026 USD 1,519,000,000 1,376,880 (4,120,338) (2,743,458)
Receive 1D SOFR Annual 4.50% Annual 12/16/2026 USD 409,800,000 (2,109,229) (49,916) (2,159,145)
Receive 1D SONIA Annual 4.00% Annual 9/20/2034 GBP 87,600,000 (998,143) (430,170) (1,428,313)
Receive 1D SONIA Annual 4.00% Annual 12/20/2034 GBP 35,000,000 (146,168) (532,459) (678,627)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 46,309,300,000 (68,020) 32,466 (35,554)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 2,536,300,000 (379,219) (636,697) (1,015,916)
Receive 3M STIBOR Qtrly 3.00% Annual 12/16/2026 SEK 3,316,500,000 (940,125) (1,217,161) (2,157,286)
Receive 6M EURIBOR Semi 3.00% Annual 12/16/2026 EUR 89,100,000 (81,812) 14,329 (67,483)
(5,216,258) (8,348,776) (13,565,034)
$ (2,313,156) $ 2,761,003 $ 447,847
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.33%
1 Day Sterling Overnight Index Average (“SONIA”): 5.20%
1 Day Swiss Average Rate Overnight (“SARON”): 1.22%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.07%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.45%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.71%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.74%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.68%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.85%
Total return swap contracts outstanding as of June 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 07/19/2024 EUR (71,689,428) $ 363,245
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 08/14/2024 BRL 195,515,250 1,123,109
iBovespa Index
August Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 08/14/2024 BRL 216,056,250 1,157,180

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 09/12/2024 KRW 289,762,500 $ 5,487
TAIEX Index July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 07/17/2024 TWD 910,008,000 753,956
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.45%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2024 BRL 67,651,651 429,176
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.85%)
Monthly CITI 09/18/2024 CAD (45,438,509) 7,509
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2024 USD 5,476,530 284,040
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.40%)
Monthly JPMC 09/18/2024 USD (476,771) 1,141
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.23%)
Monthly CITI 09/18/2024 EUR (51,134,645) 314,202
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.35%)
Monthly CITI 09/18/2024 MXN (160,287,706) 789

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.16%)
Monthly CITI 09/18/2024 EUR (3,926,843) $ 28,711
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.70%)
Monthly BANA 09/18/2024 ILS (437,277) 263
Total unrealized appreciation 4,468,808
DTOP Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 09/19/2024 ZAR (3,290,880) (3,704)
HSCEI July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2024 HKD 139,083,000 (323,030)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 09/20/2024 CHF 159,905,900 (811,296)
WIG20 Index
September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/20/2024 PLN (3,057,600) (47,729)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.20%)
Monthly CITI 09/18/2024 AUD (27,888,986) (153,276)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/19/2024 HKD 22,739,381 (82,865)
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (0.24%)
Monthly CITI 09/18/2024 JPY (607,055) (172)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-1.70%)
Monthly CITI 09/18/2024 PLN (639,872) $ (11,200)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.20%)
Monthly CITI 09/18/2024 SGD (17,181,930) (114,724)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.85%)
Monthly CITI 09/18/2024 ZAR (616,813,569) (1,700,031)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.14%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2024 EUR 32,238,841 (779,876)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.47%)
Monthly CITI 09/18/2024 SEK (135,522,143) (51,426)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 09/18/2024 CHF 45,490,275 (775,525)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (-0.10%)
Monthly CITI 09/18/2024 GBP (5,658,804) (20,635)
Total unrealized depreciation (4,875,489)
Net unrealized depreciation $ (406,681)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 460 7/2024 USD $ 39,100,000 $ 71,212
Hang Seng Index 492 7/2024 HKD 55,537,870 (823,660)
HSCEI 173 7/2024 HKD 6,939,673 (122,708)
IBEX 35 Index 1,234 7/2024 EUR 143,732,028 (1,582,002)
LME Copper Base Metal 1 7/2024 USD 237,547 (11,148)
LME Copper Base Metal 35 7/2024 USD 8,301,746 12,263
LME Copper Base Metal 39 7/2024 USD 9,258,522 (379,139)
LME Copper Base Metal 58 7/2024 USD 13,760,442 (491,785)
Natural Gas 1,661 7/2024 USD 43,202,610 (6,984,326)
SGX FTSE Taiwan Index 317 7/2024 USD 24,456,550 100,487
WTI Crude Oil 1,400 7/2024 USD 114,156,000 8,227,322
LME Copper Base Metal 4 8/2024 USD 954,122 (66,379)
LME Copper Base Metal 11 8/2024 USD 2,629,630 (250,421)
LME Copper Base Metal 14 8/2024 USD 3,341,202 (475,438)
LME Copper Base Metal 20 8/2024 USD 4,771,760 (490,991)
LME Copper Base Metal 24 8/2024 USD 5,727,444 (826,363)
Low Sulphur Gasoil 1,277 8/2024 USD 100,116,800 3,201,050
Australia 10 Year Bond 7,834 9/2024 AUD 589,893,406 (4,581,101)
Euro STOXX 50 Index 1,107 9/2024 EUR 58,399,782 (65,727)
FTSE 100 Index 499 9/2024 GBP 51,800,138 (83,611)
FTSE 100 Index 608 9/2024 GBP 63,115,198 43,589
FTSE/MIB Index 468 9/2024 EUR 83,615,963 (242,576)
KOSPI 200 Index 544 9/2024 KRW 38,171,885 962,201
LME Copper Base Metal 4 9/2024 USD 959,140 (5,571)
LME Copper Base Metal 5 9/2024 USD 1,197,599 (15,664)
LME Copper Base Metal 13 9/2024 USD 3,119,675 (10,109)
LME Copper Base Metal 23 9/2024 USD 5,518,476 25,585
LME Copper Base Metal 51 9/2024 USD 12,226,868 (146,560)
Long Gilt 2,401 9/2024 GBP 296,226,160 3,769,823
TOPIX Index 527 9/2024 JPY 92,058,767 1,074,955
Total of long contracts (166,792)
Short Contracts
CAC 40 10 Euro Index (1,430) 7/2024 EUR (114,744,528) 1,718,786
IFSC NIFTY 50 Index (166) 7/2024 USD (8,014,314) (113,617)
LME Copper Base Metal (1) 7/2024 USD (237,547) 9,954
LME Copper Base Metal (35) 7/2024 USD (8,301,746) (16,738)
LME Copper Base Metal (39) 7/2024 USD (9,258,522) 400,644
LME Copper Base Metal (58) 7/2024 USD (13,760,442) 499,618
MSCI Singapore Index (2,101) 7/2024 SGD (49,015,586) (466,146)
NY Harbor ULSD (674) 7/2024 USD (71,706,995) (700,835)
OMXS30 Index (1,140) 7/2024 SEK (27,728,276) (62,371)
RBOB Gasoline (639) 7/2024 USD (67,135,257) (2,270,643)
100 oz Gold (443) 8/2024 USD (103,644,280) 2,647,239
LME Copper Base Metal (4) 8/2024 USD (954,122) 66,639
LME Copper Base Metal (11) 8/2024 USD (2,629,630) 251,723
LME Copper Base Metal (14) 8/2024 USD (3,341,202) 465,187
LME Copper Base Metal (20) 8/2024 USD (4,771,760) 478,057
LME Copper Base Metal (24) 8/2024 USD (5,727,444) 839,493
Canada 10 Year Bond (2,710) 9/2024 CAD (237,888,893) 1,472,399
Copper (36) 9/2024 USD (3,952,350) 2,169
Corn (2,568) 9/2024 USD (52,323,000) 6,161,483
DAX Index (122) 9/2024 EUR (60,111,513) (321,038)
Euro-Bund (333) 9/2024 EUR (46,907,064) 126,552

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
FTSE/JSE Top 40 Index (546) 9/2024 ZAR $ (22,130,200) $ (485,134)
Japan 10 Year Bond (146) 9/2024 JPY (129,420,847) 331,519
LME Copper Base Metal (4) 9/2024 USD (959,140) 5,088
LME Copper Base Metal (5) 9/2024 USD (1,197,599) 19,969
LME Copper Base Metal (13) 9/2024 USD (3,119,675) 5,950
LME Copper Base Metal (23) 9/2024 USD (5,518,476) (18,390)
LME Copper Base Metal (51) 9/2024 USD (12,226,868) 150,941
LME Copper Base Metal (308) 9/2024 USD (73,859,555) 2,530,585
MEX BOLSA Index (33) 9/2024 MXN (962,330) 3,108
S&P 500 E-Mini Index (826) 9/2024 USD (228,037,950) (1,202,711)
S&P/TSX 60 Index (844) 9/2024 CAD (161,699,061) (1,574,148)
SET50 Index (1,857) 9/2024 THB (8,127,838) 62,869
Silver (17) 9/2024 USD (2,512,600) 75,745
SPI 200 Index (1,060) 9/2024 AUD (137,394,582) (969,179)
U.S. Treasury 10 Year Note (5,095) 9/2024 USD (559,733,516) (1,381,415)
Soybean (310) 11/2024 USD (17,112,000) 796,283
Total of short contracts 9,539,635
Net value $ 9,372,843
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,140,000 USD 5,435,618 CITI 9/18/2024 $ 5,756
AUD 8,140,000 USD 5,435,591 JPMC 9/18/2024 5,782
CAD 74,422,088 USD 54,454,296 CITI 9/18/2024 48,691
CAD 74,422,088 USD 54,454,024 JPMC 9/18/2024 48,965
CHF 2,581,557 USD 2,893,571 CITI 9/18/2024 7,513
CHF 2,581,556 USD 2,893,555 JPMC 9/18/2024 7,528
INR 1,784,781,296 USD 21,330,124 CITI
**
9/18/2024 22,007
INR 1,784,781,296 USD 21,330,017 JPMC
**
9/18/2024 22,113
MXN 231,000,001 USD 12,327,029 CITI 9/18/2024 143,986
MXN 230,999,999 USD 12,326,968 JPMC 9/18/2024 144,050
NOK 85,500,000 USD 7,993,715 CITI 9/18/2024 29,956
NOK 85,500,000 USD 7,993,675 JPMC 9/18/2024 29,996
SEK 33,000,000 USD 3,120,218 CITI 9/18/2024 6,008
SEK 33,000,000 USD 3,120,202 JPMC 9/18/2024 6,023
THB 9,000,000 USD 246,366 CITI 9/18/2024 470
THB 9,000,000 USD 246,364 JPMC 9/18/2024 472
USD 16,481,414 BRL 88,488,500 CITI
**
9/18/2024 792,727
USD 16,481,497 BRL 88,488,500 JPMC
**
9/18/2024 792,810
USD 123,757 CAD 168,750 CITI 9/18/2024 173
USD 123,758 CAD 168,750 JPMC 9/18/2024 173
USD 110,550,326 CHF 97,519,362 CITI 9/18/2024 960,706
USD 110,550,880 CHF 97,519,363 JPMC 9/18/2024 961,257
USD 357,233 DKK 2,443,712 CITI 9/18/2024 4,685
USD 357,235 DKK 2,443,711 JPMC 9/18/2024 4,687
USD 20,362,144 EUR 18,720,424 CITI 9/18/2024 236,378
USD 20,362,248 EUR 18,720,426 JPMC 9/18/2024 236,480
USD 41,489,956 GBP 32,484,376 CITI 9/18/2024 402,314
USD 41,490,162 GBP 32,484,375 JPMC 9/18/2024 402,522
USD 3,056,245 HUF 1,120,000,000 CITI 9/18/2024 27,933

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,056,260 HUF 1,120,000,000 JPMC 9/18/2024 $ 27,948
USD 375,383 IDR 6,101,362,000 CITI
**
9/18/2024 2,993
USD 375,365 IDR 6,101,362,000 JPMC
**
9/18/2024 2,975
USD 22,499,037 ILS 82,818,046 CITI 9/18/2024 495,424
USD 22,499,149 ILS 82,818,045 JPMC 9/18/2024 495,536
USD 45,055,155 JPY 6,948,856,587 CITI 9/18/2024 1,337,140
USD 45,055,380 JPY 6,948,856,587 JPMC 9/18/2024 1,337,365
USD 9,279,698 MXN 167,381,999 CITI 9/18/2024 243,232
USD 9,279,745 MXN 167,382,001 JPMC 9/18/2024 243,279
USD 164,373,694 NZD 266,633,071 CITI 9/18/2024 1,969,410
USD 164,374,516 NZD 266,633,072 JPMC 9/18/2024 1,970,231
USD 13,983,224 SEK 144,522,727 CITI 9/18/2024 291,993
USD 13,983,294 SEK 144,522,726 JPMC 9/18/2024 292,063
USD 61,939,143 SGD 83,125,252 CITI 9/18/2024 406,789
USD 61,939,448 SGD 83,125,247 JPMC 9/18/2024 407,098
USD 3,594,989 TWD 115,757,384 CITI
**
9/18/2024 23,606
USD 3,594,887 TWD 115,757,384 JPMC
**
9/18/2024 23,504
ZAR 47,103,749 USD 2,523,208 CITI 9/18/2024 50,196
ZAR 47,103,749 USD 2,523,195 JPMC 9/18/2024 50,206
KRW 1,600,000,000 USD 1,156,361 CITI
**
9/19/2024 8,076
KRW 1,600,000,000 USD 1,156,356 JPMC
**
9/19/2024 8,081
USD 24,664,433 CNY 177,915,124 CITI
**
9/19/2024 142,421
USD 24,664,555 CNY 177,915,119 JPMC
**
9/19/2024 142,545
USD 11,866,105 HKD 92,445,000 CITI 9/19/2024 1,299
USD 11,866,164 HKD 92,445,000 JPMC 9/19/2024 1,358
USD 22,417,274 KRW 30,581,724,980 CITI
**
9/19/2024 160,720
USD 22,417,386 KRW 30,581,724,980 JPMC
**
9/19/2024 160,833
USD 1,379,062 CLP 1,255,731,500 CITI
**
9/23/2024 45,401
USD 1,379,069 CLP 1,255,731,500 JPMC
**
9/23/2024 45,408
Total unrealized appreciation 15,739,291
BRL 31,388,113 USD 5,958,695 CITI
**
9/18/2024 (393,699)
BRL 31,388,113 USD 5,958,666 JPMC
**
9/18/2024 (393,669)
CAD 74,422,087 USD 54,609,021 CITI 9/18/2024 (106,034)
CAD 74,422,087 USD 54,608,748 JPMC 9/18/2024 (105,760)
CHF 4,227,501 USD 4,780,037 CITI 9/18/2024 (29,286)
CHF 4,227,501 USD 4,780,013 JPMC 9/18/2024 (29,262)
EUR 116,690,642 USD 127,236,827 CITI 9/18/2024 (1,786,218)
EUR 116,690,645 USD 127,236,194 JPMC 9/18/2024 (1,785,582)
GBP 6,744,501 USD 8,569,105 CITI 9/18/2024 (38,369)
GBP 6,744,499 USD 8,569,059 JPMC 9/18/2024 (38,325)
HUF 4,475,000,000 USD 12,408,559 CITI 9/18/2024 (308,829)
HUF 4,475,000,000 USD 12,408,497 JPMC 9/18/2024 (308,767)
ILS 5,319,501 USD 1,428,003 CITI 9/18/2024 (14,686)
ILS 5,319,499 USD 1,427,996 JPMC 9/18/2024 (14,678)
INR 297,463,549 USD 3,568,885 CITI
**
9/18/2024 (10,196)
INR 297,463,549 USD 3,568,867 JPMC
**
9/18/2024 (10,178)
JPY 5,221,073,150 USD 33,441,126 CITI 9/18/2024 (593,282)
JPY 5,221,073,150 USD 33,440,958 JPMC 9/18/2024 (593,114)
MXN 724,720,169 USD 41,807,047 CITI 9/18/2024 (2,681,520)
MXN 724,720,172 USD 41,806,838 JPMC 9/18/2024 (2,681,315)
NOK 1,338,051,301 USD 127,217,148 CITI 9/18/2024 (1,648,919)
NOK 1,338,051,301 USD 127,216,512 JPMC 9/18/2024 (1,648,282)
NZD 52,079,500 USD 31,937,842 CITI 9/18/2024 (216,594)
NZD 52,079,500 USD 31,937,682 JPMC 9/18/2024 (216,434)
PLN 27,634,502 USD 6,995,331 CITI 9/18/2024 (137,283)
PLN 27,634,502 USD 6,995,296 JPMC 9/18/2024 (137,249)
SEK 1,057,612,093 USD 101,760,270 CITI 9/18/2024 (1,568,335)
SEK 1,057,612,092 USD 101,759,761 JPMC 9/18/2024 (1,567,829)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 7,768,503 USD 5,797,383 CITI 9/18/2024 $ (46,851)
SGD 7,768,497 USD 5,797,350 JPMC 9/18/2024 (46,823)
TWD 245,000,000 USD 7,624,928 CITI
**
9/18/2024 (66,113)
TWD 245,000,000 USD 7,624,890 JPMC
**
9/18/2024 (66,072)
USD 42,392,222 AUD 63,834,420 CITI 9/18/2024 (279,390)
USD 42,392,434 AUD 63,834,420 JPMC 9/18/2024 (279,178)
USD 14,953,101 CAD 20,509,250 CITI 9/18/2024 (66,840)
USD 14,953,176 CAD 20,509,250 JPMC 9/18/2024 (66,765)
USD 107,263,772 CHF 96,112,761 CITI 9/18/2024 (745,147)
USD 107,264,306 CHF 96,112,759 JPMC 9/18/2024 (744,609)
USD 1,299,479 EUR 1,210,500 CITI 9/18/2024 (1,893)
USD 1,299,486 EUR 1,210,500 JPMC 9/18/2024 (1,887)
USD 746,622 MXN 14,000,001 CITI 9/18/2024 (9,197)
USD 746,625 MXN 13,999,999 JPMC 9/18/2024 (9,194)
USD 303,548 PLN 1,229,500 CITI 9/18/2024 (1,577)
USD 303,550 PLN 1,229,500 JPMC 9/18/2024 (1,575)
USD 4,173,459 ZAR 79,000,000 CITI 9/18/2024 (142,519)
USD 4,173,480 ZAR 79,000,000 JPMC 9/18/2024 (142,498)
ZAR 46,500,000 USD 2,571,842 CITI 9/18/2024 (31,424)
ZAR 46,500,000 USD 2,571,829 JPMC 9/18/2024 (31,411)
CNY 42,584,048 USD 5,911,084 CITI
**
9/19/2024 (41,733)
CNY 42,584,043 USD 5,911,054 JPMC
**
9/19/2024 (41,701)
KRW 4,050,000,000 USD 2,958,660 CITI
**
9/19/2024 (11,179)
KRW 4,050,000,000 USD 2,958,646 JPMC
**
9/19/2024 (11,166)
Total unrealized depreciation (21,950,436)
Net unrealized depreciation $ (6,211,145)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
short equity positions and
pays or receives the TIIE
plus or minus a specified
spread (-0.85%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
43 months
maturity
12/09/2027
$1,611 $49 $2 $51
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.03% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
24-48 months
maturity
ranging from
04/17/2026
- 04/12/2028
$1,220,201 $62,859 $87,944 $150,803
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CDOR plus
or minus a specified spread
(-0.20% to 0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
10-57 months
maturity
ranging from
02/25/2025
- 12/12/2028
$– $– $(4,538) $(4,538)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
7 months
maturity
01/21/2025
$– $(10) $– $(10)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
22-58 months
maturity
ranging from
04/16/2026
- 03/01/2029
$6,993,340 $131,267 $(134,786) $(3,519)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-1.00% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
22-59 months
maturity
ranging from
04/17/2026
- 03/29/2029
$11,711,684 $137,666 $(250,126) $(112,460)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.50% to 0.75%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
22-61 months
maturity
ranging from
04/17/2026
- 06/07/2029
$6,883,119 $82,493 $(302,175) $(219,682)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.50% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
7-61 months
maturity
ranging from
01/13/2025
- 07/03/2029
$120,364,109 $110,866 $315,498 $426,364
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,108,000 911,619 29,084 6.8
Baidu, Inc. 182,950 1,980,626 (181,787) (42.6)
China CITIC Bank Corp. Ltd. 3,497,000 2,240,517 131,315 30.8
China Construction Bank Corp. 4,845,000 3,581,531 144,327 33.9
China Feihe Ltd. 3,604,000 1,662,599 (156,515) (36.7)
China Hongqiao Group Ltd. 1,869,000 2,820,515 (53,085) (12.5)
China Medical System Holdings Ltd. 1,616,000 1,370,210 (90,782) (21.3)
China Minsheng Banking Corp. Ltd. 3,452,000 1,192,923 (102,862) (24.1)
China National Building Material Co. Ltd. 3,138,000 1,120,989 (80,517) (18.9)
China Resources Pharmaceutical Group Ltd. 2,385,000 1,762,903 9,805 2.3

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China Resources Power Holdings Co. Ltd. 416,000 1,274,566 39,130 9.2
China Taiping Insurance Holdings Co. Ltd. 1,547,600 1,577,668 (104,524) (24.5)
CITIC Ltd. 2,822,000 2,564,596 (231,406) (54.3)
CSPC Pharmaceutical Group Ltd. 1,690,000 1,345,899 (147,369) (34.6)
Geely Automobile Holdings Ltd. 2,475,000 2,782,886 (157,025) (36.8)
JD Health International, Inc. 335,750 910,402 (114,989) (27.0)
JD.com, Inc. 137,400 1,784,451 (246,340) (57.8)
Jiangxi Copper Co. Ltd. 1,144,000 2,277,079 (70,977) (16.6)
Kuaishou Technology 245,700 1,442,223 (157,898) (37.0)
Kunlun Energy Co. Ltd. 2,916,000 3,017,102 175,430 41.1
Li Auto, Inc. 206,000 1,844,829 (139,942) (32.8)
New China Life Insurance Co. Ltd. 830,900 1,580,710 (85,549) (20.1)
People's Insurance Co. Group of China Ltd. (The) 3,287,000 1,126,268 2,407 0.6
Sinopharm Group Co. Ltd. 804,400 2,139,305 (106,285) (24.9)
Sinotruk Hong Kong Ltd. 862,000 2,237,634 65,600 15.4
Zhongsheng Group Holdings Ltd. 908,000 1,326,384 (232,658) (54.6)
Hong Kong
Sino Biopharmaceutical Ltd. 3,133,000 1,071,539 (19,592) (4.6)
Short Positions
Common Stocks
China
Alibaba Health Information Technology Ltd. (4,076,000) (1,627,325) 287,354 67.4
Anhui Conch Cement Co. Ltd. (423,500) (1,007,380) (31,353) (7.4)
BeiGene Ltd. (156,200) (1,705,284) 165,944 38.9
Bilibili, Inc. (66,400) (1,032,278) (85,900) (20.1)
BYD Co. Ltd. (87,000) (2,583,799) (35,519) (8.3)
China Merchants Bank Co. Ltd. (524,000) (2,381,131) (52,705) (12.4)
China Resources Beer Holdings Co. Ltd. (468,000) (1,574,318) 223,596 52.4
China Ruyi Holdings Ltd. (5,128,000) (1,375,543) (114,123) (26.8)
China Shenhua Energy Co. Ltd. (310,500) (1,431,182) 103,614 24.3
CITIC Securities Co. Ltd. (1,286,500) (1,885,595) 114,407 26.8
COSCO SHIPPING Energy Transportation Co. Ltd. (1,518,000) (1,969,221) 17,443 4.1
Fuyao Glass Industry Group Co. Ltd. (206,800) (1,197,959) 356 0.1
Ganfeng Lithium Group Co. Ltd. (774,400) (1,504,548) 427,554 100.3
Genscript Biotech Corp. (1,166,000) (1,236,770) 109,931 25.8
Innovent Biologics, Inc. (247,000) (1,162,671) (60,367) (14.2)
Nongfu Spring Co. Ltd. (347,400) (1,650,109) 147,160 34.5
Ping An Insurance Group Co. of China Ltd. (304,000) (1,377,295) 80,603 18.9
Postal Savings Bank of China Co. Ltd. (1,960,000) (1,147,597) (23,158) (5.4)
Shandong Gold Mining Co. Ltd. (522,250) (1,040,959) 43,794 10.3
Shenzhou International Group Holdings Ltd. (139,600) (1,363,667) 73,442 17.2
XPeng, Inc. (477,100) (1,759,663) 143,471 33.6
Yankuang Energy Group Co. Ltd. (1,021,800) (1,457,451) 372,411 87.3
Zhaojin Mining Industry Co. Ltd. (710,500) (1,189,585) 42,171 9.9

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.18% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
23-61 months
maturity
ranging from
04/20/2026
- 06/08/2029
$18,273,448 $208,059 $(48,165) $159,894
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 146,069 1,272,120 68,162 42.6
African Rainbow Minerals Ltd. 77,053 961,376 43,961 27.5
Aspen Pharmacare Holdings Ltd. 52,944 678,935 8,545 5.3
Exxaro Resources Ltd. 162,333 1,599,693 57,755 36.1
Impala Platinum Holdings Ltd. 39,835 197,838 7,133 4.5
Kumba Iron Ore Ltd. 4,423 106,876 (2,618) (1.6)
Nedbank Group Ltd. 67,381 953,905 127,537 79.8
Northam Platinum Holdings Ltd. 3,579 25,042 3,340 2.1
Old Mutual Ltd. 679,866 462,991 78,099 48.8
OUTsurance Group Ltd. 25,115 64,079 7,095 4.4
Sasol Ltd. 454,742 3,453,950 425,603 266.2
Standard Bank Group Ltd. 27,450 319,624 42,388 26.5
Vodacom Group Ltd. 27,720 148,735 10,895 6.8
Woolworths Holdings Ltd. 99,902 339,234 42,720 26.7
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (12,976) (327,721) 14,621 9.1
South Africa
Anglo American Platinum Ltd. (25,600) (843,075) (33,511) (21.0)
Bidvest Group Ltd. (The) (28,794) (451,957) (70,480) (44.1)
Capitec Bank Holdings Ltd. (21,316) (3,094,983) (565,945) (353.9)
Clicks Group Ltd. (8,326) (158,478) (22,164) (13.9)
Discovery Ltd. (67,837) (502,204) (82,887) (51.8)
FirstRand Ltd. (21,763) (92,302) (16,536) (10.3)
MTN Group Ltd. (58,843) (273,819) (6,592) (4.1)
Naspers Ltd. (7,673) (1,504,433) 117,180 73.3
Sanlam Ltd. (30,506) (135,681) (6,849) (4.3)
Shoprite Holdings Ltd. (19,413) (304,397) (39,393) (24.6)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.75% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025
$17,137,771 $145,352 $450,916 $596,268
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
DB Insurance Co. Ltd. 11,598 960,929 40,612 6.8
Doosan Bobcat, Inc. 42,933 1,589,477 (59,769) (10.0)
GS Holdings Corp. 34,499 1,171,376 32,598 5.5
Hankook Tire & Technology Co. Ltd. 20,668 675,413 630 0.1
Hyundai Glovis Co. Ltd. 5,843 926,780 (29,156) (4.9)
Hyundai Mobis Co. Ltd. 2,458 446,552 2,784 0.5
Hyundai Steel Co. 5,836 122,621 (619) (0.1)
Industrial Bank of Korea 86,826 883,942 24,130 4.0
Kia Corp. 3,149 294,656 1,884 0.3
Korea Investment Holdings Co. Ltd. 29,702 1,501,671 50,286 8.4
Kumho Petrochemical Co. Ltd. 4,848 514,143 (5,074) (0.9)
LG Electronics, Inc. 1,606 128,713 118 0.0(a)
Mirae Asset Securities Co. Ltd. 37,311 197,356 2,667 0.4
NH Investment & Securities Co. Ltd. 48,455 445,090 4,018 0.7
Samsung SDS Co. Ltd. 1,140 122,364 2,243 0.4
Samsung Securities Co. Ltd. 14,209 409,012 16,792 2.8
Woori Financial Group, Inc. 119,886 1,279,167 15,071 2.5
Short Positions
Common Stocks
South Korea
Hanon Systems (64,819) (221,595) 9,184 1.5
HYBE Co. Ltd. (1,018) (149,100) (3,315) (0.6)
Kakao Corp. (7,789) (228,199) 1,962 0.3
KakaoBank Corp. (32,555) (477,460) 18,784 3.2
KT&G Corp. (2,043) (130,541) (4,207) (0.7)
LG Chem Ltd. (657) (163,721) 2,482 0.4
NAVER Corp. (1,789) (215,277) (726) (0.1)
Pearl Abyss Corp. (1,431) (45,692) 255 0.0(a)
Samsung Biologics Co. Ltd. (2,087) (1,098,337) 11,721 2.0
Samsung C&T Corp. (2,151) (220,747) (10,220) (1.7)
Samsung Heavy Industries Co. Ltd. (124,518) (844,534) (10,824) (1.8)
Samsung SDI Co. Ltd. (3,350) (855,425) 34,287 5.8
SK Biopharmaceuticals Co. Ltd. (7,710) (431,991) 5,881 1.0
SK IE Technology Co. Ltd. (3,528) (112,373) (1,003) (0.2)
Yuhan Corp. (4,673) (273,517) (8,124) (1.4)

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-8.88% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-49 months
maturity
ranging from
01/09/2025
- 04/22/2025
$126,645,360 $517,401 $1,063,542 $1,580,943
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 343,800 1,642,707 (33,937) (2.1)
Telefonica Brasil SA 117,600 953,826 (6,731) (0.4)
TIM SA/Brazil 456,600 1,297,080 (10,348) (0.7)
Ultrapar Participacoes SA 317,900 1,228,357 (35,963) (2.3)
Vibra Energia SA 647,100 2,419,347 10,452 0.7
South Korea
DB Insurance Co. Ltd. 22,000 1,822,765 174,615 11.0
Hana Financial Group, Inc. 45,879 2,017,760 73,247 4.6
HMM Co. Ltd. 80,981 1,153,792 110,175 7.0
Hyundai Glovis Co. Ltd. 8,975 1,423,557 188,098 11.9
Hyundai Mobis Co. Ltd. 6,083 1,105,117 69,435 4.4
Kia Corp. 30,812 2,883,121 1,170 0.1
Posco DX Co. Ltd. 32,056 886,176 (61,864) (3.9)
Woori Financial Group, Inc. 228,046 2,433,218 118,907 7.5
Taiwan
Compal Electronics, Inc. 1,147,000 1,222,706 (48,055) (3.0)
Hon Hai Precision Industry Co. Ltd. 443,000 2,916,678 178,628 11.3
MediaTek, Inc. 42,000 1,808,873 17,716 1.1
Novatek Microelectronics Corp. 120,000 2,237,976 (68,652) (4.3)
Pegatron Corp. 786,000 2,526,351 (250,431) (15.8)
Pou Chen Corp. 1,450,000 1,561,510 (55,993) (3.5)
Realtek Semiconductor Corp. 115,000 1,929,842 (39,714) (2.5)
Shanghai Commercial & Savings Bank Ltd. (The) 824,764 1,172,007 14,863 0.9
WPG Holdings Ltd. 436,000 1,205,803 42,991 2.7
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 203,900 1,387,881 79,210 5.0

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Cia Siderurgica Nacional SA (520,500) (1,202,063) (48,416) (3.1)
Cosan SA (366,100) (886,745) (44,312) (2.8)
Equatorial Energia SA (235,006) (1,290,198) (22,787) (1.4)
Localiza Rent a Car SA (255,200) (1,917,390) (63,489) (4.0)
Rede D'Or Sao Luiz SA (307,400) (1,495,730) (48,183) (3.0)
Suzano SA (117,600) (1,199,330) (146,016) (9.2)
China
Silergy Corp. (101,000) (1,432,616) 181,209 11.5
South Korea
Hyundai Motor Co. (4,891) (1,043,044) (56,166) (3.6)
Kakao Corp. (35,493) (1,039,861) 50,449 3.2
LG Energy Solution Ltd. (6,470) (1,524,938) 52,419 3.3
Samsung Biologics Co. Ltd. (2,002) (1,053,604) 13,932 0.9
Samsung Electronics Co. Ltd. (31,096) (1,830,118) (70,592) (4.5)
SK Hynix, Inc. (15,322) (2,600,275) (124,787) (7.9)
SK Square Co. Ltd. (20,959) (1,512,468) (135,200) (8.6)
SKC Co. Ltd. (12,239) (1,490,051) 177,870 11.3
Taiwan
AUO Corp. (2,271,924) (1,242,417) 60,077 3.8
Chailease Holding Co. Ltd. (184,492) (870,800) 47,121 3.0
China Steel Corp. (3,278,000) (2,332,182) 41,220 2.6
Delta Electronics, Inc. (124,000) (1,479,011) (130,139) (8.2)
E Ink Holdings, Inc. (154,000) (1,192,405) (19,303) (1.2)
E.Sun Financial Holding Co. Ltd. (3,174,571) (2,794,819) 20,708 1.3
Formosa Plastics Corp. (682,000) (1,208,293) 42,847 2.7
Fubon Financial Holding Co. Ltd. (559,050) (1,365,308) (52,267) (3.3)
Hotai Motor Co. Ltd. (78,500) (1,504,546) 29,189 1.8
Mega Financial Holding Co. Ltd. (1,416,737) (1,763,541) (20,955) (1.3)
Taiwan Cooperative Financial Holding Co. Ltd. (1,273,533) (1,020,384) 2,900 0.2
Unimicron Technology Corp. (376,000) (2,080,269) 50,446 3.2
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 34,043 $ – $ 34,043
BARC
Cash – 9,660,603 9,660,603
CITG
Cash – 21,868,021 21,868,021
CITI
Cash 14,118 – 14,118
Investment Companies 42,194,072 – 42,194,072
GSCO
Cash – 16,510,482 16,510,482
GSIN
Cash (1,745,111) – (1,745,111)
U.S. Treasury Bills 28,059,402 – 28,059,402
JPMC
Cash (15,405) – (15,405)
Investment Companies 66 – 66
U.S. Treasury Bills 31,678,558 – 31,678,558
JPMS
Cash – 97,787,918 97,787,918
MLIN
Cash 1,882,466 – 1,882,466
MSCL
Cash – 15,053,568 15,053,568
MSIP
Cash (1,732,488) – (1,732,488)
U.S. Treasury Bills 15,237,093 – 15,237,093
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 14,907,714 $ 14,907,714
MSCL
Cash – 13,732,533 13,732,533

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 71.5%
INVESTMENT COMPANIES - 29.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(a)(b) 108,371 108,371
Limited Purpose Cash Investment
Fund, 5.33% (1)(a) 10,382,680 10,378,526
TOTAL INVESTMENT COMPANIES
(Cost $10,484,379) 10,486,897
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41.8%
U.S. Treasury Bills
5.18%, 7/5/2024 (c) $ 981,000 980,425
5.16%, 7/11/2024 (c) 2,583,000 2,579,232
5.11%, 7/18/2024 (c) 665,000 663,348
5.15%, 7/25/2024 (c) 369,000 367,712
5.11%, 8/1/2024 (c) 1,074,000 1,069,143
5.24%, 8/22/2024 (c) 527,000 523,021
5.26%, 10/10/2024 (c) 1,054,000 1,038,638
5.29%, 10/17/2024 (c) 829,000 816,055
5.30%, 10/24/2024 (c) 1,149,000 1,129,952
5.30%, 10/31/2024 (c) 861,000 845,900
5.29%, 11/7/2024 (c) 172,000 168,814
5.30%, 11/14/2024 (c) 165,000 161,785
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 41.8% (continued)
5.30%, 11/21/2024 (c) $ 758,000 742,524
5.31%, 11/29/2024 (c) 2,253,000 2,204,616
5.28%, 12/26/2024 (c) 1,475,000 1,437,696
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,729,302) 14,728,861
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,213,681) 25,215,758
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 71.5%
(Cost $25,213,681) 25,215,758
OTHER ASSETS IN EXCESS OF
LIABILITIES - 28.5% ‡ 10,059,315
NET ASSETS - 100.0% 35,275,073
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 10,486,897 29.7%
U.S. Treasury Obligations 14,728,861 41.8
Total Investments In Securities
At Value 25,215,758 71.5
Other Assets in Excess of
Liabilities ‡ 10,059,315 28.5
Net Assets
$ 35,275,073 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) Represents 7-day effective yield as of June 30, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of June 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 238,000 USD 158,045 CITI 9/18/2024 $ 1,051
AUD 238,000 USD 158,045 JPMC 9/18/2024 1,052
CAD 171,498 USD 125,484 CITI 9/18/2024 113
CAD 171,498 USD 125,484 JPMC 9/18/2024 113
CHF 85,000 USD 94,834 CITI 9/18/2024 686
CHF 85,000 USD 94,834 JPMC 9/18/2024 687
HKD 150,250 USD 19,276 CITI 9/19/2024 8
HKD 150,250 USD 19,276 JPMC 9/19/2024 8
Total unrealized appreciation 3,718
CAD 171,502 USD 125,844 CITI 9/18/2024 (245)
CAD 171,502 USD 125,843 JPMC 9/18/2024 (244)
CHF 85,000 USD 96,369 CITI 9/18/2024 (848)
CHF 85,000 USD 96,368 JPMC 9/18/2024 (848)
DKK 578,500 USD 84,568 CITI 9/18/2024 (1,109)
DKK 578,500 USD 84,567 JPMC 9/18/2024 (1,109)
EUR 682,500 USD 744,682 CITI 9/18/2024 (10,947)
EUR 682,500 USD 744,678 JPMC 9/18/2024 (10,943)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 262,000 USD 334,635 CITI 9/18/2024 $ (3,246)
GBP 262,000 USD 334,633 JPMC 9/18/2024 (3,244)
ILS 52,000 USD 14,098 CITI 9/18/2024 (282)
ILS 52,000 USD 14,098 JPMC 9/18/2024 (282)
JPY 74,827,500 USD 485,855 CITI 9/18/2024 (15,086)
JPY 74,827,500 USD 485,853 JPMC 9/18/2024 (15,083)
NOK 129,000 USD 12,266 CITI 9/18/2024 (160)
NOK 129,000 USD 12,266 JPMC 9/18/2024 (160)
NZD 5,000 USD 3,082 CITI 9/18/2024 (36)
NZD 5,000 USD 3,082 JPMC 9/18/2024 (36)
SEK 605,000 USD 58,211 CITI 9/18/2024 (897)
SEK 605,000 USD 58,211 JPMC 9/18/2024 (897)
SGD 53,500 USD 39,862 CITI 9/18/2024 (260)
SGD 53,500 USD 39,862 JPMC 9/18/2024 (259)
HKD 150,250 USD 19,301 CITI 9/19/2024 (18)
HKD 150,250 USD 19,301 JPMC 9/19/2024 (17)
Total unrealized depreciation (66,256)
Net unrealized depreciation $ (62,538)
Total return basket swap contracts outstanding as of June 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SORA plus
or minus a specified spread
0.23%, which is denominated
in SGD based on the local
currencies of the positions
within the swap.
24 months
maturity
01/27/2025
$249,030 $884 $23,252 $24,136
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.28% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
12/18/2026
- 06/27/2029
$19,568,156 $10,971 $24,414 $35,385

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asahi Kasei Corp. 36,800 236,297 2,610 7.4
Fukuoka Financial Group, Inc. 7,000 188,504 2,999 8.5
Hitachi Construction Machinery Co. Ltd. 5,000 134,075 3,872 10.9
Hitachi Ltd. 8,000 180,131 9,784 27.6
Honda Motor Co. Ltd. 35,700 383,775 4,785 13.5
Japan Post Bank Co. Ltd. 19,200 182,303 2,250 6.4
KDDI Corp. 12,600 333,793 (2,881) (8.1)
Komatsu Ltd. 5,000 146,048 3,031 8.6
Mazda Motor Corp. 21,500 207,282 (1,792) (5.1)
Mitsubishi UFJ Financial Group, Inc. 24,600 265,484 19,857 56.1
Mizuho Financial Group, Inc. 20,200 425,157 30,046 84.9
MS&AD Insurance Group Holdings, Inc. 11,500 256,749 29,878 84.4
NGK Insulators Ltd. 12,100 155,369 (1,701) (4.8)
Nissan Motor Co. Ltd. 40,400 137,157 280 0.8
Nomura Holdings, Inc. 44,500 257,047 (5,069) (14.3)
ORIX Corp. 11,700 259,317 7,400 20.9
Panasonic Holdings Corp. 21,800 179,207 (2,563) (7.2)
Persol Holdings Co. Ltd. 120,400 166,831 357 1.0
Ryohin Keikaku Co. Ltd. 22,700 377,772 6,727 19.0
Shimamura Co. Ltd. 3,200 145,710 (2,903) (8.2)
Shionogi & Co. Ltd. 4,100 159,689 453 1.3
Sompo Holdings, Inc. 6,900 147,824 2,791 7.9
Sony Group Corp. 2,800 238,619 7,130 20.2
Square Enix Holdings Co. Ltd. 5,800 174,758 6,525 18.4
Tokio Marine Holdings, Inc. 4,000 150,316 12,144 34.3
Tokyo Electron Ltd. 1,000 218,900 2,728 7.7
Trend Micro, Inc. 3,900 158,967 (6,267) (17.7)
Short Positions
Common Stocks
Japan
Advantest Corp. (8,900) (360,681) (61,109) (172.7)
Asahi Intecc Co. Ltd. (11,000) (154,429) 838 2.4
Chiba Bank Ltd. (The) (25,800) (231,253) (2,021) (5.7)
Denso Corp. (10,500) (163,895) (5,374) (15.2)
East Japan Railway Co. (9,000) (149,847) (4,207) (11.9)
Hamamatsu Photonics KK (6,200) (166,555) 11,231 31.7
Keyence Corp. (500) (218,839) 628 1.8
M3, Inc. (17,700) (169,354) 1,331 3.8
MINEBEA MITSUMI, Inc. (6,900) (142,146) 23 0.1
Nexon Co. Ltd. (12,000) (223,251) (13,353) (37.7)
Nissan Chemical Corp. (7,600) (241,564) (23,281) (65.8)
Nitori Holdings Co. Ltd. (2,200) (232,908) 942 2.7
NTT Data Group Corp. (9,500) (140,344) (138) (0.4)
Obic Co. Ltd. (1,400) (180,645) (3,590) (10.1)
Olympus Corp. (12,900) (208,236) 5,045 14.3
Rakuten Group, Inc. (32,400) (167,846) (802) (2.3)
Shimano, Inc. (1,400) (216,361) 11,403 32.2
SMC Corp. (700) (333,520) 4,652 13.1
Suzuki Motor Corp. (28,600) (330,176) 2,829 8.0
Terumo Corp. (8,800) (145,950) 2,823 8.0

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Toyota Industries Corp. (3,200) (272,209) 2,652 7.5
Toyota Motor Corp. (11,500) (235,951) (4,859) (13.7)
ZOZO, Inc. (9,200) (230,015) (14,702) (41.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.47% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
12/18/2026
- 06/26/2029
$81,392,980 $242,653 $133,970 $376,623
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
NXP Semiconductors NV 1,238 333,133 (7,313) (1.9)
United States
3M Co. 4,925 503,286 5,050 1.3
Amazon.com, Inc. 4,768 921,416 28,934 7.7
Apple, Inc. 4,100 863,542 58,970 15.7
Baker Hughes Co. 8,571 301,442 23,399 6.2
Bank of America Corp. 11,822 470,161 1,182 0.3
Booking Holdings, Inc. 92 364,458 11,454 3.0
Broadcom, Inc. 182 292,206 25,461 6.8
Centene Corp. 4,515 299,344 (14,862) (3.9)
Cigna Group (The) 1,155 381,808 (10,313) (2.7)
Citigroup, Inc. 5,708 362,230 11,587 3.1
Citizens Financial Group, Inc. 9,122 328,666 13,065 3.5
Comcast Corp. 7,735 302,903 2,862 0.8
Eli Lilly & Co. 324 293,343 6,248 1.7
Flowserve Corp. 5,713 274,795 1,371 0.4
General Electric Co. 2,240 356,093 (7,530) (2.0)
Johnson & Johnson 2,086 304,890 (2,559) (0.7)
Kellanova 5,093 293,764 (7,181) (1.9)
McKesson Corp. 504 294,356 (5,601) (1.5)
Microsoft Corp. 767 342,811 13,632 3.6
NVIDIA Corp. 7,776 960,647 13,608 3.6
PepsiCo, Inc. 1,775 292,751 (2,165) (0.6)
PPG Industries, Inc. 2,273 286,148 (5,740) (1.5)
Public Storage 1,167 335,688 10,103 2.7
Ralph Lauren Corp. 1,772 310,206 (23,375) (6.2)
Target Corp. 2,055 304,222 (2,269) (0.6)
Valero Energy Corp. 2,111 330,920 5,123 1.4
Wendy's Co. (The) 19,302 327,362 10,761 2.9

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wingstop, Inc. 734 310,232 18,855 5.0
Short Positions
Common Stocks
United States
American Financial Group, Inc. (2,262) (278,271) 9,669 2.6
Arthur J Gallagher & Co. (1,289) (334,251) (5,336) (1.4)
Blue Owl Capital, Inc. (25,292) (448,933) (8,394) (2.2)
Erie Indemnity Co. (862) (312,389) (3,212) (0.9)
Essex Property Trust, Inc. (1,064) (289,621) (3,011) (0.8)
Extra Space Storage, Inc. (2,161) (335,841) (6,716) (1.8)
Gentex Corp. (10,957) (369,360) 5,138 1.4
HEICO Corp. (1,668) (372,981) 1,835 0.5
Houlihan Lokey, Inc. (3,494) (471,201) (15,702) (4.2)
IAC, Inc. (5,896) (276,228) 13,112 3.5
Ionis Pharmaceuticals, Inc. (6,716) (320,085) (49,965) (13.3)
MGM Resorts International (7,757) (344,721) (26,695) (7.1)
Monster Beverage Corp. (8,152) (407,192) 6,372 1.7
NIKE, Inc. (4,721) (355,822) 97,512 25.9
O'Reilly Automotive, Inc. (394) (416,088) (27,312) (7.3)
RBC Bearings, Inc. (1,311) (353,682) 8,324 2.2
Southern Co. (The) (4,923) (381,877) 6,997 1.9
Starbucks Corp. (3,701) (288,123) 12,363 3.3
Take-Two Interactive Software, Inc. (1,804) (280,504) 8,431 2.2
Universal Health Services, Inc. (1,750) (323,628) 7,000 1.9
Yum! Brands, Inc. (2,789) (369,431) 14,921 4.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.20% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 06/24/2026
$2,713,169 $(3,050) $25,479 $22,429
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 1,223 26,305 (480) (2.1)
Aristocrat Leisure Ltd. 2,847 94,280 (644) (2.9)
Atlas Arteria Ltd. 7,586 25,786 (276) (1.2)
Aurizon Holdings Ltd. 18,456 44,834 (597) (2.7)
BlueScope Steel Ltd. 2,178 29,566 550 2.5
Brambles Ltd. 16,743 161,569 (497) (2.2)
Cochlear Ltd. 756 166,879 (815) (3.6)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 1,446 16,381 (201) (0.9)
Computershare Ltd. 2,404 42,046 (212) (0.9)
Evolution Mining Ltd. 20,066 46,922 71 0.3
Fortescue Ltd. 2,067 29,427 (454) (2.0)
Harvey Norman Holdings Ltd. 6,581 18,218 (1,889) (8.4)
JB Hi-Fi Ltd. 2,240 91,015 (3,918) (17.5)
Pro Medicus Ltd. 401 38,084 (170) (0.8)
Qantas Airways Ltd. 19,188 74,674 (2,767) (12.3)
QBE Insurance Group Ltd. 16,884 194,902 (5,697) (25.4)
Qube Holdings Ltd. 4,610 11,196 (29) (0.1)
Suncorp Group Ltd. 9,033 104,458 1,415 6.3
Tabcorp Holdings Ltd. 6,264 2,906 44 0.2
Westpac Banking Corp. 6,828 123,636 (1,489) (6.6)
Worley Ltd. 5,287 52,649 1,403 6.3
New Zealand
Xero Ltd. 1,018 92,064 1,797 8.0
United States
James Hardie Industries plc 2,533 79,277 (4,552) (20.3)
Short Positions
Common Stocks
Australia
AGL Energy Ltd. (23,050) (166,087) (2,325) (10.4)
ALS Ltd. (6,985) (65,055) 2,557 11.4
Alumina Ltd. (18,032) (20,184) 867 3.9
Cleanaway Waste Management Ltd. (44,192) (81,555) 1,580 7.0
Commonwealth Bank of Australia (282) (23,889) 310 1.4
Domino's Pizza Enterprises Ltd. (3,912) (93,342) 4,913 21.9
Endeavour Group Ltd. (5,177) (17,360) 357 1.6
Liontown Resources Ltd. (45,679) (27,426) – 0.0(a)
Lynas Rare Earths Ltd. (13,883) (54,692) 1,431 6.4
Medibank Pvt Ltd. (20,101) (49,817) 737 3.3
Mineral Resources Ltd. (628) (22,467) 960 4.3
New Hope Corp. Ltd. (19,964) (64,661) (868) (3.9)
NEXTDC Ltd. (999) (11,663) 59 0.3
Pilbara Minerals Ltd. (41,848) (85,152) 2,786 12.4
Ramsay Health Care Ltd. (714) (22,543) 163 0.7
REA Group Ltd. (135) (17,628) 257 1.1
Reece Ltd. (1,451) (24,232) 935 4.2
South32 Ltd. (3,311) (8,033) 228 1.0
Treasury Wine Estates Ltd. (12,982) (107,418) 1,442 6.4
WiseTech Global Ltd. (363) (24,132) (1,345) (6.0)
Woolworths Group Ltd. (5,988) (134,443) 1,334 5.9
United States
CSL Ltd. (124) (24,316) (21) (0.1)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
08/26/2024
- 07/25/2025
$4,056,944 $3,622 $(25,808) $(22,186)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. 2,307 120,961 (1,703) 7.7
Canada
Air Canada 2,621 34,294 2,395 (10.8)
Alamos Gold, Inc. 3,387 53,130 322 (1.5)
AtkinsRealis Group, Inc. 3,109 134,582 1,659 (7.5)
Bank of Nova Scotia (The) 6,121 279,999 134 (0.6)
Barrick Gold Corp. 2,558 42,669 299 (1.3)
CAE, Inc. 1,171 21,750 (308) 1.4
Cameco Corp. 922 45,364 (681) 3.1
Celestica, Inc. 1,428 81,773 2,234 (10.1)
Descartes Systems Group, Inc. (The) 272 26,354 612 (2.8)
Empire Co. Ltd. 1,079 27,581 402 (1.8)
Enbridge, Inc. 4,216 149,989 2,774 (12.5)
Finning International, Inc. 2,396 70,249 280 (1.3)
George Weston Ltd. 632 90,911 554 (2.5)
iA Financial Corp., Inc. 1,159 72,782 (500) 2.3
IGM Financial, Inc. 569 15,709 (216) 1.0
Kinross Gold Corp. 6,882 57,298 4,829 (21.8)
Magna International, Inc. 1,300 54,488 380 (1.7)
National Bank of Canada 2,095 166,170 (61) 0.3
Nutrien Ltd. 945 48,112 (1,036) 4.7
Nuvei Corp. 542 17,555 143 (0.6)
Open Text Corp. 983 29,518 309 (1.4)
Parkland Corp. 2,471 69,269 903 (4.1)
Saputo, Inc. 1,437 32,268 42 (0.2)
Shopify, Inc. 1,887 124,706 2,676 (12.1)
Stantec, Inc. 569 47,635 320 (1.4)
Sun Life Financial, Inc. 2,336 114,542 512 (2.3)
TC Energy Corp. 1,201 45,527 (1,440) 6.5
Toronto-Dominion Bank (The) 1,708 93,887 637 (2.9)
West Fraser Timber Co. Ltd. 493 37,864 (277) 1.3
Zambia
First Quantum Minerals Ltd. 4,519 59,359 (1,057) 4.8

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Brookfield Asset Management Ltd. (3,169) (120,640) 695 (3.1)
Brookfield Infrastructure Corp. (962) (32,382) (239) 1.1
Canadian Pacific Kansas City Ltd. (1,113) (87,654) 366 (1.7)
Capital Power Corp. (5,397) (153,817) 4,142 (18.7)
Constellation Software, Inc. (43) (123,900) (2,041) 9.2
Dollarama, Inc. (433) (39,535) (449) 2.0
Element Fleet Management Corp. (1,349) (24,543) (641) 2.9
Emera, Inc. (1,377) (45,949) 91 (0.4)
Gildan Activewear, Inc. (584) (22,151) (98) 0.4
Hydro One Ltd. (990) (28,838) (333) 1.5
RB Global, Inc. (1,066) (81,303) 1,332 (6.0)
Restaurant Brands International, Inc. (5,008) (352,890) (5,930) 26.7
Rogers Communications, Inc. (3,530) (130,564) 2,064 (9.3)
Thomson Reuters Corp. (464) (78,216) (383) 1.7
TMX Group Ltd. (857) (23,855) (119) 0.5
Chile
Lundin Mining Corp. (10,850) (120,789) (4,362) 19.7
United States
Brookfield Renewable Corp. (650) (18,416) 736 (3.3)
BRP, Inc. (2,231) (142,939) (2,723) 12.3
GFL Environmental, Inc. (3,205) (124,822) (3,936) 17.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
06/25/2026
$3,487,497 $8,115 $35,978 $44,093
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 4,320 239,548 721 1.6
Adecco Group AG (Registered) 3,493 115,880 (3,942) (8.9)
Baloise Holding AG (Registered) 246 43,371 328 0.7
Belimo Holding AG (Registered) 80 40,126 805 1.8
DKSH Holding AG 659 44,523 (734) (1.7)
Georg Fischer AG (Registered) 1,101 73,652 (1,100) (2.5)
Givaudan SA (Registered) 23 108,942 (2,339) (5.3)
Julius Baer Group Ltd. 1,402 78,417 (1,572) (3.6)
Kuehne + Nagel International AG (Registered) 461 132,668 440 1.0

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Logitech International SA (Registered) 2,041 196,428 (710) (1.6)
Lonza Group AG (Registered) 399 217,218 2,452 5.6
Novartis AG (Registered) 3,309 352,315 (849) (1.9)
Sandoz Group AG 120 4,350 38 0.1
Zurich Insurance Group AG 606 322,814 (4,519) (10.2)
United States
Swiss Re AG 669 82,941 (791) (1.8)
Short Positions
Common Stocks
Switzerland
Avolta AG (1,331) (51,745) 2,001 4.5
Bachem Holding AG (897) (81,965) (3,043) (6.9)
Barry Callebaut AG (Registered) (44) (71,729) 3,983 9.0
BKW AG (447) (71,349) 593 1.3
Chocoladefabriken Lindt & Spruengli AG (15) (175,212) 4,264 9.7
Cie Financiere Richemont SA (Registered) (235) (36,726) 1,030 2.3
EMS-Chemie Holding AG (Registered) (184) (150,570) 1,185 2.7
Helvetia Holding AG (Registered) (519) (70,148) (20) 0.0(a)
Schindler Holding AG (287) (72,009) (136) (0.3)
SIG Group AG (4,030) (74,055) 1,302 3.0
Sika AG (Registered) (274) (78,216) 192 0.4
Straumann Holding AG (Registered) (1,222) (150,842) (2,045) (4.6)
Swatch Group AG (The) (1,390) (284,780) 10,950 24.8
Tecan Group AG (Registered) (108) (36,160) 46 0.1
VAT Group AG (51) (28,798) (415) (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-10.00% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
06/25/2026
$1,125,647 $(11,197) $(48,022) $(59,219)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 22 38,156 1,288 (2.2)
Carlsberg A/S 1,293 155,230 (5,933) 10.0
Danske Bank A/S 1,968 58,698 (168) 0.3
Demant A/S 681 29,495 (664) 1.1
Genmab A/S 274 68,663 (2,120) 3.6
ISS A/S 7,313 125,565 (5,701) 9.6

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Jyske Bank A/S (Registered) 530 42,222 (1,349) 2.3
Royal Unibrew A/S 465 36,879 (1,448) 2.4
Vestas Wind Systems A/S 3,645 84,520 (7,313) 12.3
Short Positions
Common Stocks
Denmark
Ambu A/S (2,987) (57,494) 647 (1.1)
Coloplast A/S (737) (88,597) 1,296 (2.2)
DSV A/S (743) (114,049) 2,300 (3.9)
Novo Nordisk A/S (1,224) (175,136) 5,549 (9.4)
Orsted A/S (959) (50,943) 2,419 (4.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.38% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
04/25/2025
- 06/25/2026
$15,856,050 $11,603 $(148,429) $(136,826)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,944 134,325 (1,753) 1.3
China
Prosus NV 4,484 159,444 (3,132) 2.3
Finland
Sampo OYJ 2,817 121,481 203 (0.1)
UPM-Kymmene OYJ 5,309 186,466 (3,038) 2.2
France
Bouygues SA 5,420 174,223 (7,576) 5.5
Carrefour SA 10,302 145,982 (6,272) 4.6
Cie Generale des Etablissements Michelin SCA 4,231 163,533 (3,441) 2.5
Credit Agricole SA 9,433 128,804 (3,940) 2.9
Orange SA 16,404 164,540 (1,933) 1.4
Rexel SA 6,164 159,454 (3,203) 2.3
Societe Generale SA 13,026 306,255 (4,555) 3.3
Vivendi SE 12,065 126,099 (1,121) 0.8
Germany
Allianz SE (Registered) 807 224,129 (751) 0.5
Bayerische Motoren Werke AG 1,778 168,184 (3,647) 2.7
Commerzbank AG 10,318 156,506 (515) 0.4

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Daimler Truck Holding AG 3,806 151,795 1,267 (0.9)
Deutsche Bank AG (Registered) 8,623 137,818 2,362 (1.7)
Mercedes-Benz Group AG 4,417 305,707 (869) 0.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 599 299,473 471 (0.3)
Zalando SE 5,412 127,045 (409) 0.3
Italy
Assicurazioni Generali SpA 6,739 167,760 (2,203) 1.6
Banco BPM SpA 21,845 140,590 (2,680) 2.0
Intesa Sanpaolo SpA 60,764 225,824 (3,013) 2.2
Pirelli & C SpA 22,279 132,391 (2,941) 2.1
Poste Italiane SpA 24,916 317,045 (5,429) 4.0
UniCredit SpA 3,823 141,474 (1,476) 1.1
Unipol Gruppo SpA 16,268 161,335 (2,172) 1.6
Netherlands
Akzo Nobel NV 3,575 217,894 (1,717) 1.3
Koninklijke KPN NV 44,839 171,856 (633) 0.5
NN Group NV 3,752 174,387 921 (0.7)
Singapore
STMicroelectronics NV 3,605 141,200 (2,517) 1.8
Spain
Banco de Sabadell SA 99,695 192,476 1,574 (1.2)
Banco Santander SA 53,562 249,212 (2,063) 1.5
United States
Schneider Electric SE 993 238,067 (2,752) 2.0
Signify NV 4,806 119,360 (2,624) 1.9
Short Positions
Common Stocks
France
Airbus SE (2,458) (337,352) 17,442 (12.7)
Capgemini SE (1,135) (225,454) 4,889 (3.6)
Edenred SE (3,215) (136,354) 11,080 (8.1)
Sartorius Stedim Biotech (946) (156,337) 3,077 (2.2)
Germany
Beiersdorf AG (786) (115,044) 3,603 (2.6)
Deutsche Post AG (5,383) (218,587) 1,057 (0.8)
MTU Aero Engines AG (489) (124,672) (9,040) 6.6
RWE AG (5,669) (194,477) 9,880 (7.2)
Siemens Healthineers AG (3,681) (211,985) (685) 0.5
Wacker Chemie AG (1,127) (122,782) (275) 0.2
Italy
Davide Campari-Milano NV (19,131) (181,128) 11,504 (8.4)
Ferrari NV (1,147) (468,081) 18,849 (13.8)
United States
Ferrovial SE (3,185) (123,730) 1,248 (0.9)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (3,089) (229,801) 5,475 (4.0)
Sartorius AG (Preference) (614) (143,729) 541 (0.4)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 06/25/2026
$7,029,737 $(7,671) $(21,612) $(29,283)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
Mondi plc 7,279 139,723 2,162 (7.4)
United Kingdom
abrdn plc 49,685 92,792 278 (0.9)
Associated British Foods plc 5,186 161,927 (1,832) 6.3
Aviva plc 28,654 172,592 (1,308) 4.5
Barclays plc 65,224 172,349 2,379 (8.1)
BT Group plc 35,327 62,630 132 (0.5)
Burberry Group plc 8,954 99,435 (10,651) 36.4
DCC plc 1,249 87,170 (220) 0.8
Direct Line Insurance Group plc 54,751 138,827 (701) 2.4
easyJet plc 15,355 88,575 (1,411) 4.8
Hiscox Ltd. 6,885 99,937 (151) 0.5
Howden Joinery Group plc 8,887 98,290 329 (1.1)
HSBC Holdings plc 16,291 140,624 (853) 2.9
Inchcape plc 6,177 58,045 (713) 2.4
Intermediate Capital Group plc 5,990 164,272 (3,523) 12.0
Intertek Group plc 1,691 102,221 1,070 (3.7)
ITV plc 90,850 92,383 (870) 3.0
J Sainsbury plc 24,138 77,769 (1,503) 5.1
Lloyds Banking Group plc 82,583 56,959 (1,021) 3.5
Man Group plc 35,001 106,944 (1,278) 4.4
Marks & Spencer Group plc 33,150 119,862 (699) 2.4
Pearson plc 6,708 83,764 868 (3.0)
Rightmove plc 12,884 86,968 (2,544) 8.7
Rolls-Royce Holdings plc 44,060 253,047 (6,497) 22.2
Smiths Group plc 2,940 63,259 116 (0.4)
Standard Chartered plc 12,613 113,889 (2,248) 7.7
Tate & Lyle plc 7,670 57,980 (2,424) 8.3
Vodafone Group plc 199,195 176,256 (1,668) 5.7
Weir Group plc (The) 2,752 68,826 (437) 1.5
United States
CRH plc 1,534 113,676 1,982 (6.8)
GSK plc 18,352 352,986 (17,034) 58.2

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Glencore plc (34,900) (198,591) 1,922 (6.6)
Rio Tinto plc (1,466) (96,196) 891 (3.0)
Burkina Faso
Endeavour Mining plc (6,112) (130,069) (1,892) 6.5
Chile
Antofagasta plc (8,233) (218,800) 1,523 (5.2)
South Africa
Anglo American plc (3,802) (120,145) 969 (3.3)
United Kingdom
Ashtead Group plc (2,602) (173,485) 2,618 (8.9)
AstraZeneca plc (947) (147,384) 2,852 (9.7)
Barratt Developments plc (10,404) (61,791) 627 (2.1)
Flutter Entertainment plc (595) (108,229) 3,087 (10.5)
Halma plc (2,739) (93,360) (361) 1.2
Hargreaves Lansdown plc (11,314) (161,275) 982 (3.4)
JD Sports Fashion plc (46,757) (70,212) 4,881 (16.7)
RS GROUP plc (7,303) (64,540) 1,929 (6.6)
Severn Trent plc (5,835) (175,630) 5,673 (19.4)
Spirax Group plc (711) (76,205) 1,045 (3.6)
United Utilities Group plc (7,582) (94,188) 2,231 (7.6)
Wise plc (15,465) (132,638) 786 (2.7)
United States
Experian plc (3,371) (156,606) (4) 0.0(a)
Haleon plc (63,087) (256,683) 8,480 (29.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-2.45% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 06/24/2026
$873,674 $(1,657) $(18,418) $(20,075)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 48,000 148,113 (637) 3.2
Hong Kong
AIA Group Ltd. 20,200 136,668 (5,603) 27.9
CK Asset Holdings Ltd. 12,000 44,953 (1,071) 5.3
Hang Seng Bank Ltd. 1,800 23,141 (255) 1.3
Hong Kong Exchanges & Clearing Ltd. 100 3,200 (70) 0.3

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Power Assets Holdings Ltd. 1,500 8,107 126 (0.6)
Sino Land Co. Ltd. 10,000 10,291 (69) 0.3
Swire Pacific Ltd. 7,500 66,215 (919) 4.6
Swire Properties Ltd. 15,000 23,897 40 (0.2)
WH Group Ltd. 20,500 13,493 (105) 0.5
Short Positions
Common Stocks
China
ESR Group Ltd. (44,600) (58,647) 1,779 (8.9)
SITC International Holdings Co. Ltd. (49,000) (132,868) 3,922 (19.5)
Wharf Holdings Ltd. (The) (11,000) (30,909) 1,208 (6.0)
Hong Kong
CLP Holdings Ltd. (1,000) (8,088) (168) 0.8
Hong Kong & China Gas Co. Ltd. (95,000) (72,194) (1,392) 6.9
Wharf Real Estate Investment Co. Ltd. (21,000) (55,659) 679 (3.4)
Macau
Galaxy Entertainment Group Ltd. (8,000) (37,231) 878 (4.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
06/25/2026
$673,320 $10,154 $823 $10,977
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB Bank ASA 5,651 110,878 (375) (3.4)
Kongsberg Gruppen ASA 632 51,466 (91) (0.8)
Norsk Hydro ASA 17,773 110,805 3,105 28.3
Orkla ASA 4,340 35,194 (739) (6.7)
Telenor ASA 11,427 130,249 (963) (8.8)
United Kingdom
Subsea 7 SA 4,693 88,070 1,831 16.7

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Norway
Salmar ASA (2,060) (108,036) 6,665 60.7
Schibsted ASA (577) (17,034) (335) (3.1)
TOMRA Systems ASA (1,811) (21,588) 1,056 9.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-10.00% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
06/25/2026
$2,533,671 $(15,342) $(27,320) $(42,662)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 1,861 45,188 2,205 (5.2)
Sweden
Alfa Laval AB 699 30,610 (69) 0.2
Billerud Aktiebolag 4,616 42,752 (1,060) 2.5
Boliden AB 1,337 42,999 (584) 1.4
Electrolux AB 18,509 152,878 147 (0.3)
Elekta AB 8,329 51,930 (170) 0.4
Evolution AB 1,210 125,948 (429) 1.0
Getinge AB 1,815 30,830 (88) 0.2
H & M Hennes & Mauritz AB 8,748 138,569 (18,786) 44.0
SKF AB 2,970 59,689 900 (2.1)
SSAB AB 15,539 84,257 1,775 (4.2)
Swedbank AB 2,446 50,383 743 (1.7)
Telia Co. AB 69,923 187,470 3,212 (7.5)
Trelleborg AB 2,745 106,825 2,557 (6.0)
Volvo AB 4,520 116,139 1,977 (4.6)
Volvo Car AB 21,699 67,093 (334) 0.8
Short Positions
Common Stocks
Sweden
AddTech AB (941) (23,466) (28) 0.1
Atlas Copco AB (2,132) (40,031) (374) 0.9
Axfood AB (793) (20,786) 492 (1.2)
Beijer Ref AB (6,048) (93,349) (994) 2.3
Embracer Group AB (17,147) (37,497) (385) 0.9
Epiroc AB (8,354) (167,392) 1,044 (2.4)

Schedule of Investments
June 30, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2024

REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
EQT AB (3,582) (105,015) 1,103 (2.6)
Hexagon AB (9,272) (105,063) (3,149) 7.4
Hexpol AB (1,702) (18,867) 322 (0.8)
Holmen AB (1,168) (45,958) 833 (2.0)
Indutrade AB (1,468) (37,705) 79 (0.2)
Lifco AB (2,927) (80,338) (970) 2.3
Saab AB (2,240) (53,816) (2,544) 6.0
Securitas AB (15,089) (149,567) (1,724) 4.0
Skanska AB (4,363) (78,710) 799 (1.9)
Swedish Orphan Biovitrum AB (3,960) (105,959) (1,046) 2.5
Telefonaktiebolaget LM Ericsson (5,895) (36,592) (796) 1.9
(a) Represents less than 0.05% of swap value.
Collateral pledged to, or (received from), each counterparty at June 30, 2024 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 108,371 $ – $ 108,371
GSIN
Cash 9,491,353 – 9,491,353
MLIN
Cash 190,992 – 190,992

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The accompanying notes are an integral part of these financial statements.
i
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.73%
Australian Bank-Bill Reference Rate (“BBR”): 4.30%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.33%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): 0.08%
Brazilian Interbank Certificate of Deposit (“CDI”): 10.40%
Canadian Dollar Offered Rate (“CDOR”): 5.00%
Canadian Overnight Repo Rate Average (“CORRA”): 4.80%
Copenhagen Interbank Offered Rate(“CIBOR”): 3.60%
Denmark Tomorrow/Next : 3.45%
Euro Short-Term Rate (“ESTR”): 3.66%
Federal Funds Floating Rate: 5.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.61%
Hong Kong Overnight Index Average (“HONIX”): 5.05%
Johannesburg Interbank Agreed Rate (“JIBAR”): 8.24%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.24%
Norway Interbank Offered Rate (“NIBOR”): 4.61%
Norwegian Overnight Weighted Average (“NOWA”): 4.50%
Overnight Bank Funding Rate (“OBFR”): 5.32%
Singapore Overnight Rate Average (“SORA”): 3.43%
South African Overnight Index (“ZARONIA”): 8.14%
Sterling Overnight Index Average (“SONIA”): 5.20%
Swiss Average Rate Overnight (“SARON”): 1.22%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.49%
Tokyo Overnight Average Rate (“TONAR”): 0.08%
Warsaw Interbank Offered Rate(“WIBOR”): 5.74%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 541,994,264 $ 2,197,775,031 $ 20,296,195 $ 1,513,873,725
Investments in securities of affiliated issuers, at cost ............. — 288,675,836 939,334,791 261,559,303
Investments in securities of unaffiliated issuers, at value .......... $ 645,216,551 $ 2,257,997,565 $ 20,297,287 $ 1,521,792,810
Investments in securities of affiliated issuers, at value ............ — 288,785,200 1,001,636,416 261,589,991
Cash ................................................. 277,691 8,523,140 — 32,462,277
Cash denominated in foreign currencies
‡
...................... 912,214 5,497,727 — 1,040,790
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,394,036 291,782 — 985,609
Unrealized appreciation on OTC swaps ....................... 559,183 4,919,477 — 284,679
Deposits for securities sold short ............................ 30,902,986 258,949,419 — 74,947,567
Due from brokers ....................................... 4,229,951 17,467,868 — 8,299
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $(84,975), $(5,404,059), $— and $—, respectively) 3,100,289 4,340,526 — —
Deposits with brokers for futures contracts ..................... 30,708,334 3,317,419 — —
Variation margin on centrally cleared swaps .................... — 73,788 — —
Variation margin on futures contracts ......................... 968,530 214,694 — —
Receivables:
Securities sold ....................................... 42,487 41,030,160 7,904,222 32
Foreign tax reclaims ................................... 435,926 70,746 — 296,191
Dividends and interest .................................. 1,182,246 8,761,475 84,287 2,634,224
Capital shares sold .................................... 190,243 2,376,441 9,835,181 35,445,641
Due from custodian .................................... — 16,630,301 — —
Prepaid expenses .......................................
22,691 74,828 96,030 86,665
Total Assets 722,143,358 2,919,322,556 1,039,853,423 1,931,574,775
LIABILITIES:
Securities sold short, at value (proceeds  $488,014,100, $876,904,538,
$– and $1,245,686,094, respectively) ........................ 436,908,712 913,543,867 — 1,220,542,799
Due to brokers ......................................... 276,245 6,515,322 — 975,819
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,843,199 346,412 — 182,745
Unrealized depreciation on OTC swaps ....................... 351,855 26,468,059 — 30,008
Variation margin on centrally cleared swaps .................... 32,367 — — —
Variation margin on futures contracts ......................... 1,448,845 — — —
Payables: – – – –
Securities purchased ................................... 42,805 61,082,613 17,051,892 —
Accrued investment advisory fees ......................... 226,930 1,568,947 — 543,886
Accrued distribution fees—Class N ........................ 2,195 8,774 14,443 10,102
Capital shares redeemed ............................... 53,641 1,173,867 483,952 6,654,867
Dividends and interest payable on securities sold short ......... 635,771 2,057,207 — 1,505,872
Other accrued expenses and liabilities ........................
131,127 408,619 210,312 165,610
Total Liabilities 443,953,692 1,013,173,687 17,760,599 1,230,611,708
Commitments and contingent liabilities
^
Net Assets $ 278,189,666 $ 1,906,148,869 $ 1,022,092,824 $ 700,963,067
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 269,988,016 $ 2,031,112,289 $ 974,181,263 $ 641,030,125
Total distributable earnings (loss) ...........................
8,201,650 (124,963,420) 47,911,561 59,932,942
Net Assets $ 278,189,666 $ 1,906,148,869 $ 1,022,092,824 $ 700,963,067
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Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
NET ASSETS:
Class I ............................................... $ 132,764,784 $ 1,239,650,285 $ 936,886,884 $ 453,320,414
Class N ............................................... 10,721,474 42,188,429 71,755,497 49,123,676
Class R6 .............................................. 134,703,408 624,310,155 13,450,443 198,518,977
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,362,771 103,076,983 74,291,455 45,474,529
Class N ............................................... 925,707 3,514,533 5,715,772 5,031,991
Class R6 .............................................. 11,476,825 51,910,392 1,064,573 19,797,476
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.68 $ 12.03 $ 12.61 $ 9.97
Class N ............................................... $ 11.58 $ 12.00 $ 12.55 $ 9.76
Class R6 .............................................. $ 11.74 $ 12.03 $ 12.63 $ 10.03
‡
Cash denominated in foreign currencies, at cost ............... $ 913,843 $ 5,573,044 $ — $ 1,039,991
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 4,795,525,508 $ 140,387,528 $ 1,113,646,218 $ 206,057,179
Investments in securities of affiliated issuers, at cost ............. 457,187,929 — 284,560,774 —
Investments in securities of unaffiliated issuers, at value .......... $ 4,786,437,785 $ 141,749,274 $ 1,113,500,116 $ 206,037,343
Investments in securities of affiliated issuers, at value ............ 457,260,780 — 284,630,007 —
Cash ................................................. — 1,029 — 31,889
Cash denominated in foreign currencies
‡
...................... 7,604,484 1,404,535 9,244,958 1,339,304
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 2,658,676 5,980,951 33,090,264 7,618,662
Unrealized appreciation on OTC swaps ....................... 435,740 1,063,678 5,833,681 3,403,129
Deposits for securities sold short ............................ 232,657,248 — — —
Due from brokers ....................................... 2,036,531 — 320 426,604
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $—, $(2,098,064), $7,929,998 and
$1,890,107, respectively) ................................. — 8,353,060 20,138,242 4,656,213
Deposits with brokers for futures contracts ..................... 25,643,790 23,543,680 136,647,959 32,201,145
Variation margin on centrally cleared swaps .................... — — 942,017 104,252
Variation margin on futures contracts ......................... — 1,042,298 1,577,848 364,335
Receivables:
Securities sold ....................................... — 63,273 1,028,750 239,811
Foreign tax reclaims ................................... 1,022,650 4,919 — —
Dividends and interest .................................. 7,215,268 408,329 1,286,635 268,599
Capital shares sold .................................... 5,899,993 4,648,114 1,889,502 5,734,099
Prepaid expenses .......................................
133,163 32,010 71,362 52,046
Total Assets 5,529,006,108 188,295,150 1,609,881,661 262,477,431
LIABILITIES:
Securities sold short, at value (proceeds  $3,698,365,345, $–, $– and
$–, respectively) ........................................ 3,614,005,549 — — —
Reverse repurchase agreements, at value (proceeds  $–, $16,401,000,
$– and $–, respectively) .................................. — 16,401,000 — —
Due to custodian ........................................ 157,009 — 307,015 —
Due to brokers ......................................... 525,005 630,623 3,190,333 979,098
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 3,844,159 7,765,773 29,157,018 6,718,038
Unrealized depreciation on OTC swaps ....................... 1,282,355 415,360 4,640,265 799,245
Deposits from brokers for futures contracts .................... — 58 — —
Variation margin on centrally cleared swaps .................... — 186,442 213,257 15,333
Variation margin on futures contracts ......................... 2,006,042 178,374 280,641 81,357
Payables: – – – –
Securities purchased ................................... 704,289 55,855 1,127,925 258,688
Accrued investment advisory fees ......................... 1,657,213 96,994 1,331,687 257,806
Accrued distribution fees—Class N ........................ 20,442 404 12,364 1,523
Capital shares redeemed ............................... 559,297 1,500 12,500,354 23,364
Dividends and interest payable on securities sold short ......... 4,600,172 36,204 3,515 240
Other accrued expenses and liabilities ........................
505,455 89,487 492,571 129,895
Total Liabilities 3,629,866,987 25,858,074 53,256,945 9,264,587
Commitments and contingent liabilities
^
Net Assets $ 1,899,139,121 $ 162,437,076 $ 1,556,624,716 $ 253,212,844
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 1,654,883,413 $ 169,002,835 $ 2,445,382,579 $ 340,671,578
Total distributable earnings (loss) ...........................
244,255,708 (6,565,759) (888,757,863) (87,458,734)
Net Assets $ 1,899,139,121 $ 162,437,076 $ 1,556,624,716 $ 253,212,844
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Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
NET ASSETS:
Class I ............................................... $ 1,785,335,218 $ 33,585,480 $ 1,335,694,952 $ 90,766,540
Class N ............................................... 104,394,165 1,928,949 60,246,469 7,174,086
Class R6 .............................................. 9,409,738 126,922,647 160,683,295 155,272,218
SHARES OUTSTANDING: – – – –
Class I ............................................... 112,561,711 3,301,728 148,117,821 10,263,169
Class N ............................................... 6,754,640 192,444 6,751,716 806,247
Class R6 .............................................. 587,676 12,442,817 17,778,917 17,494,580
NET ASSET VALUE: – – – –
Class I ............................................... $ 15.86 $ 10.17 $ 9.02 $ 8.84
Class N ............................................... $ 15.46 $ 10.02 $ 8.92 $ 8.90
Class R6 .............................................. $ 16.01 $ 10.20 $ 9.04 $ 8.88
‡
Cash denominated in foreign currencies, at cost ............... $ 7,618,112 $ 1,400,178 $ 9,314,922 $ 1,343,320
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 431,723,584 $ 243,796,054 $ 2,838,881,804 $ 25,213,681
Investments in securities of affiliated issuers, at cost ............. — 255,067,045 306,334,571 —
Investments in securities of unaffiliated issuers, at value .......... $ 471,199,109 $ 243,783,808 $ 2,826,353,789 $ 25,215,758
Investments in securities of affiliated issuers, at value ............ — 255,134,339 306,374,670 —
Cash ................................................. 290,701 — 5,448,438 —
Cash denominated in foreign currencies
‡
...................... 1,579,714 — 14,796,055 219,408
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 4,383,822 — 15,739,291 3,718
Unrealized appreciation on OTC swaps ....................... 277,969 — 7,383,131 513,643
Deposits for securities sold short ............................ — — 93,241,095 —
Due from brokers ....................................... — — 1,896,124 9,682,344
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $—, $(2,313,156) and $—, respectively) ... — — 22,402,973 —
Deposits with brokers for futures contracts ..................... 25,195,449 52,040,883 174,107,889 —
Variation margin on centrally cleared swaps .................... — — 166,761 —
Variation margin on futures contracts ......................... 1,243,387 822,524 5,489,840 —
Receivables:
Securities sold ....................................... 51,682 — 2,546,719 200
Foreign tax reclaims ................................... 190,980 — 585,483 —
Dividends and interest .................................. 774,220 1,133,508 5,007,999 72,129
Capital shares sold .................................... 2,668,852 823,214 2,902,971 1,000
Prepaid expenses .......................................
23,934 33,386 56,376 29,029
Total Assets 507,879,819 553,771,662 3,484,499,604 35,737,229
LIABILITIES:
Securities sold short, at value (proceeds  $58,171,928, $–,
$2,279,558,031 and $–, respectively) ........................ 54,733,858 — 2,220,954,624 —
Due to custodian ........................................ — — — 27
Due to brokers ......................................... 259,621 139 3,260,334 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 5,994,792 — 21,950,436 66,256
Unrealized depreciation on OTC swaps ....................... 213,785 — 5,215,698 310,251
Variation margin on futures contracts ......................... 2,174,588 1,070,968 2,572,067 —
Payables: – – – –
Securities purchased ................................... 1,428,857 — 1,231,056 —
Accrued investment advisory fees ......................... 197,123 334,888 1,282,846 13,070
Accrued distribution fees—Class N ........................ 1,444 9,486 9,724 3,015
Capital shares redeemed ............................... 243,021 169,098 27,017,831 —
Dividends and interest payable on securities sold short ......... 53,122 — 3,772,901 —
Other accrued expenses and liabilities ........................
130,188 202,500 296,206 69,537
Total Liabilities 65,430,399 1,787,079 2,287,563,723 462,156
Commitments and contingent liabilities
^
Net Assets $ 442,449,420 $ 551,984,583 $ 1,196,935,881 $ 35,275,073
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 404,859,012 $ 550,177,114 $ 1,421,001,188 $ 28,650,507
Total distributable earnings (loss) ...........................
37,590,408 1,807,469 (224,065,307) 6,624,566
Net Assets $ 442,449,420 $ 551,984,583 $ 1,196,935,881 $ 35,275,073
A
A
A
A
A
A
A
A

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
NET ASSETS:
Class I ............................................... $ 140,620,753 $ 486,031,771 $ 522,459,748 $ 4,851,081
Class N ............................................... 7,128,803 45,986,254 48,655,357 14,851,837
Class R6 .............................................. 294,699,864 19,966,558 625,820,776 15,572,155
SHARES OUTSTANDING: – – – –
Class I ............................................... 13,424,918 55,314,848 62,895,636 347,071
Class N ............................................... 683,962 5,351,808 5,932,758 1,066,489
Class R6 .............................................. 28,155,921 2,257,423 74,882,019 1,112,251
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.47 $ 8.79 $ 8.31 $ 13.98
Class N ............................................... $ 10.42 $ 8.59 $ 8.20 $ 13.93
Class R6 .............................................. $ 10.47 $ 8.84 $ 8.36 $ 14.00
‡
Cash denominated in foreign currencies, at cost ............... $ 1,594,748 $ — $ 14,798,001 $ 223,466
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2024 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 8,621,016 $ 7,047,338 $ 377,688 $ 6,539,133
Affiliated issuers ...................................... — 10,436,223 — 5,279,732
Interest income ......................................... 666,733 25,582,220 — 4,863,812
Total Income 9,287,749 43,065,781 377,688 16,682,677
EXPENSES:
Investment advisory fees .................................. 1,255,370 9,214,287 — 2,384,014
Custody fees ........................................... 7,498 59,612 12,130 4,693
Administration & accounting fees ............................ 47,296 417,533 83,102 97,566
Legal fees ............................................. 7,579 62,230 14,834 10,935
Audit & tax fees ......................................... 73,136 88,711 18,861 55,566
Shareholder reporting fees ................................ 9,276 93,578 21,463 14,583
Transfer agent fees ...................................... 48,715 623,902 362,324 147,242
Trustee fees ........................................... 9,728 67,105 20,564 15,252
Distribution fees—Class N ................................. 11,844 62,699 62,116 56,351
Dividends and interest on securities sold short ................. 4,282,482 1,224,080 — 4,401,194
Interest expense ........................................ 26,965 82,837 — 188,813
Recoupment of reimbursement ............................. — 65,675 112,863 6,148
Registration fees ........................................ 26,561 42,693 56,937 49,020
Other expenses ........................................ 32,865 43,475 8,719 14,714
Total Expenses 5,839,315 12,148,417 773,913 7,446,091
Less expense reimbursements ............................. (117,328) (962) — (51,219)
Net Expenses 5,721,987 12,147,455 773,913 7,394,872
Net Investment Income (Loss) 3,565,762 30,918,326 (396,225) 9,287,805
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 8,625,613 26,124,762 (40) (8,174,494)
Transactions in investment securities of affiliated issuers ........ — 6,843 (1,355,098) 11,286
Settlement of foreign currency and foreign currency transactions .. (148,533) (18,914) — (215,247)
Settlement of forward foreign currency exchange contracts ...... 2,847,336 753,466 — (252,298)
Expiration or closing of futures contracts .................... 2,987,564 4,155,288 — —
Closed short positions in securities ........................ (33,133,112) (26,275,137) — (14,842,283)
Expiration or closing of swap contracts ..................... 4,193,452 (25,879,780) — 42,462,556
Net realized gain (loss) (14,627,680) (21,133,472) (1,355,138) 18,989,520
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 7,355,521 26,859,613 426 5,212,077
Investment securities of affiliated issuers ................... — (14,807) 73,195,257 1,820
Foreign currency and foreign currency transactions ............ (43,468) (107,434) — (33,561)
Forward foreign currency exchange contracts ................ (57,494) 687,061 — 905,947
Futures contracts ..................................... 289,150 3,684,054 — —
Short positions in securities .............................. 38,043,584 (22,001,953) — 25,559,130
Swap contracts ....................................... (73,022) 1,883,783 — 1,851,011
Net change in unrealized appreciation (depreciation) 45,514,271 10,990,317 73,195,683 33,496,424
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 30,886,591 (10,143,155) 71,840,545 52,485,944
Net increase (decrease) in net assets resulting from operations $ 34,452,353 $ 20,775,171 $ 71,444,320 $ 61,773,749
†
Net of foreign taxes withheld of ............................ $ 498,367 $ 19,259 $ — $ 675,815
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2024 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 22,666,686 $ 1,995,745 $ 416,972 $ 1,550,360
Affiliated issuers ...................................... 11,324,401 — 7,628,585 —
Interest income ......................................... 21,260,716 1,020,542 27,880,359 3,044,975
Interfund lending income .................................. 1,481 — 19,042 —
Total Income 55,253,284 3,016,287 35,944,958 4,595,335
EXPENSES:
Investment advisory fees .................................. 7,850,358 634,644 7,727,203 1,441,407
Custody fees ........................................... 30,103 21,667 49,340 30,868
Administration & accounting fees ............................ 321,892 28,670 333,152 44,884
Legal fees ............................................. 35,800 5,176 48,748 6,732
Audit & tax fees ......................................... 56,799 56,949 69,631 66,803
Shareholder reporting fees ................................ 40,282 9,552 81,389 10,523
Transfer agent fees ...................................... 710,113 27,940 663,380 49,035
Trustee fees ........................................... 45,512 7,123 54,630 9,343
Distribution fees—Class N ................................. 93,152 2,783 73,173 7,124
Dividends and interest on securities sold short and/or reverse repurchase agreements ................................ 14,987,167 121,864 — —
Interest expense ........................................ 396,630 16,910 238,511 29,301
Recoupment of reimbursement ............................. 72,572 — 2,511 —
Registration fees ........................................ 83,491 27,031 40,658 27,869
Pricing fee ............................................ — 51,632 — —
Other expenses ........................................ 31,949 4,773 79,934 56,113
Total Expenses 24,755,820 1,016,714 9,462,260 1,780,002
Less expense reimbursements ............................. (280) (156,902) (25,023) (161,226)
Net Expenses 24,755,540 859,812 9,437,237 1,618,776
Net Investment Income (Loss) 30,497,744 2,156,475 26,507,721 2,976,559
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (29,184,857) 1,236,796 (108,190) (22,701)
Transactions in investment securities of affiliated issuers ........ (13,475) — 4,950 —
Settlement of foreign currency and foreign currency transactions .. 221,689 (38,624) (1,946,623) (210,156)
Settlement of forward foreign currency exchange contracts ...... (2,156,971) 434,510 8,477,979 1,275,241
Expiration or closing of futures contracts .................... 43,893,859 1,261,463 62,914,269 9,809,642
Closed short positions in securities ........................ (14,807,035) — — —
Expiration or closing of swap contracts ..................... 118,262,490 5,139,853 34,863,309 4,002,278
Net realized gain (loss) 116,215,700 8,033,998 104,205,694 14,854,304
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (9,403,560) 311,572 (663,115) (61,309)
Investment securities of affiliated issuers ................... 12,912 — 6,640 —
Foreign currency and foreign currency transactions ............ (95,654) (27,515) (326,904) (14,555)
Forward foreign currency exchange contracts ................ (4,663,353) (3,274,236) 14,361,190 2,861,847
Futures contracts ..................................... (5,651,462) (489,579) (9,941,657) (2,546,449)
Short positions in securities .............................. 84,359,796 — — —
Swap contracts ....................................... 29,283,324 (2,603,701) 2,366,609 2,990,656
Net change in unrealized appreciation (depreciation) 93,842,003 (6,083,459) 5,802,763 3,230,190
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 210,057,703 1,950,539 110,008,457 18,084,494
Net increase (decrease) in net assets resulting from operations $ 240,555,447 $ 4,107,014 $ 136,516,178 $ 21,061,053
†
Net of foreign taxes withheld of ............................ $ 2,388,278 $ 60,325 $ — $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2024 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 4,179,512 $ — $ 15,622,542 $ 251,865
Affiliated issuers ...................................... — 5,559,049 8,791,210 —
Interest income ......................................... 2,858,319 4,971,151 11,460,934 461,507
Total Income 7,037,831 10,530,200 35,874,686 713,372
EXPENSES:
Investment advisory fees .................................. 1,031,097 1,757,671 7,030,975 166,920
Custody fees ........................................... 18,596 5,957 14,857 4,628
Administration & accounting fees ............................ 77,591 99,402 244,654 24,263
Legal fees ............................................. 10,274 15,774 57,614 962
Audit & tax fees ......................................... 74,112 56,128 72,255 52,432
Shareholder reporting fees ................................ 10,439 29,448 32,246 6,347
Transfer agent fees ...................................... 79,383 211,998 238,878 17,571
Trustee fees ........................................... 13,428 19,127 38,757 4,049
Distribution fees—Class N ................................. 10,202 53,384 51,674 15,241
Dividends and interest on securities sold short ................. 344,413 — 11,024,235 —
Interest expense ........................................ 23,286 11,727 663,086 6,744
Recoupment of reimbursement ............................. — 1,840 — —
Registration fees ........................................ 25,877 35,396 41,593 25,091
Other expenses ........................................ 9,587 8,918 66,914 710
Total Expenses 1,728,285 2,306,770 19,577,738 324,958
Less expense reimbursements ............................. (77,993) (56,103) (15,536) (112,866)
Net Expenses 1,650,292 2,250,667 19,562,202 212,092
Net Investment Income (Loss) 5,387,539 8,279,533 16,312,484 501,280
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 2,630,855 77,173 1,974,417 (665)
Transactions in investment securities of affiliated issuers ........ — 4,009 (15,311) —
Settlement of foreign currency and foreign currency transactions .. (69,580) (37,458) (32,536) (15,033)
Settlement of forward foreign currency exchange contracts ...... 1,299,643 — 18,592,577 (91,089)
Expiration or closing of futures contracts .................... 12,716,313 21,220,552 11,455,810 —
Closed short positions in securities ........................ (2,839,537) — (15,833,035) —
Expiration or closing of swap contracts ..................... (2,693,323) — 113,434,382 5,367,915
Net realized gain (loss) 11,044,371 21,264,276 129,576,304 5,261,128
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 12,801,040 (105,262) (28,772,735) (3,469)
Investment securities of affiliated issuers ................... — (3,799) 6,374 —
Foreign currency and foreign currency transactions ............ (4,525) (21,265) (345,477) (9,841)
Forward foreign currency exchange contracts ................ (1,247,848) — (7,338,245) (177,257)
Futures contracts ..................................... (5,338,715) (10,331,554) 10,051,185 —
Short positions in securities .............................. 5,975,016 — 59,085,183 —
Swap contracts ....................................... 141,851 — 18,354,464 298,853
Net change in unrealized appreciation (depreciation) 12,326,819 (10,461,880) 51,040,749 108,286
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 23,371,190 10,802,396 180,617,053 5,369,414
Net increase (decrease) in net assets resulting from operations $ 28,758,729 $ 19,081,929 $ 196,929,537 $ 5,870,694
†
Net of foreign taxes withheld of ............................ $ 193,599 $ — $ 1,523,647 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 3,565,762 $ 5,904,684 $ 30,918,326 $ 58,130,246
Net realized gain (loss) ............................. (14,627,680) (21,348,904) (21,133,472) (75,973,389)
Net change in unrealized appreciation (depreciation) ....... 45,514,271 27,791,986 10,990,317 92,907,057
Net increase (decrease) in net assets resulting from
operations 34,452,353 12,347,766 20,775,171 75,063,914
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (2,416,752) — (32,312,558)
Class N ...................................... — (267,800) — (1,338,069)
Class R6 ..................................... — (4,644,520) — (14,892,005)
Total distributions — (7,329,072) — (48,542,632)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 74,474,726 14,078,199 243,814,222 549,502,676
Reinvestment of distributions ......................... — 2,401,949 — 25,611,807
Cost of shares redeemed ........................... (6,531,584) (19,081,993) (235,231,496) (392,791,254)
Net increase (decrease) from capital transactions 67,943,142 (2,601,845) 8,582,726 182,323,229
CLASS N — — — —
Proceeds from shares sold .......................... 7,631,821 534,244 7,249,538 15,979,067
Reinvestment of distributions ......................... — 267,778 — 1,287,719
Cost of shares redeemed ........................... (4,799,607) (404,080) (20,259,816) (29,962,157)
Net increase (decrease) from capital transactions 2,832,214 397,942 (13,010,278) (12,695,371)
CLASS R6 — — — —
Proceeds from shares sold .......................... 9,744,143 20,619,034 145,133,424 176,063,486
Reinvestment of distributions ......................... — 4,623,069 — 9,114,671
Cost of shares redeemed ........................... (6,928,862) (19,557,145) (55,056,036) (124,317,289)
Net increase (decrease) from capital transactions 2,815,281 5,684,958 90,077,388 60,860,868
Net increase (decrease) in net assets resulting from capital transactions 73,590,637 3,481,055 85,649,836 230,488,726
Total increase (decrease) in net assets 108,042,990 8,499,749 106,425,007 257,010,008
NET ASSETS:
Beginning of period ................................ 170,146,676 161,646,927 1,799,723,862 1,542,713,854
End of period ................................... $ 278,189,666 $ 170,146,676 $ 1,906,148,869 $ 1,799,723,862
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,531,350 5,768,614 102,379,836 87,011,068
Shares sold ..................................... 6,409,872 1,417,491 20,406,932 46,374,371
Shares issued on reinvestment of distributions ........... — 242,866 — 2,163,159
Shares redeemed ................................. (578,451) (1,897,621) (19,709,785) (33,168,762)
Shares outstanding, end of period 11,362,771 5,531,350 103,076,983 102,379,836
CLASS N
Shares outstanding, beginning of period ................ 668,409 630,223 4,605,535 5,682,394
Shares sold ..................................... 683,417 53,874 608,366 1,350,589
Shares issued on reinvestment of distributions ........... — 27,296 — 108,760
Shares redeemed ................................. (426,119) (42,984) (1,699,368) (2,536,208)
Shares outstanding, end of period 925,707 668,409 3,514,533 4,605,535
CLASS R6
Shares outstanding, beginning of period ................ 11,220,343 10,635,041 44,376,909 39,270,687
Shares sold ..................................... 865,348 2,088,197 12,147,153 14,852,333
Shares issued on reinvestment of distributions ........... — 465,566 — 769,820
Shares redeemed ................................. (608,866) (1,968,461) (4,613,670) (10,515,931)
Shares outstanding, end of period 11,476,825 11,220,343 51,910,392 44,376,909
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ (396,225) $ 46,975,665 $ 9,287,805 $ 8,544,327
Net realized gain (loss) ............................. (1,355,138) (8,529,647) 18,989,520 28,923,747
Net change in unrealized appreciation (depreciation) ....... 73,195,683 (10,166,365) 33,496,424 (3,894,838)
Net increase (decrease) in net assets resulting from
operations 71,444,320 28,279,653 61,773,749 33,573,236
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (44,830,249) — (28,885,846)
Class N ...................................... — (2,921,676) — (6,409,401)
Class R6 ..................................... — (51,096) — (16,615,768)
Total distributions — (47,803,021) — (51,911,015)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 526,292,326 385,845,748 328,353,110 153,859,038
Reinvestment of distributions ......................... — 44,762,594 — 28,762,933
Cost of shares redeemed ........................... (78,190,346) (166,786,247) (52,427,485) (146,808,669)
Net increase (decrease) from capital transactions 448,101,980 263,822,095 275,925,625 35,813,302
CLASS N — — — —
Proceeds from shares sold .......................... 49,161,279 30,549,695 55,836,517 35,547,452
Reinvestment of distributions ......................... — 2,921,676 — 6,312,780
Cost of shares redeemed ........................... (10,911,513) (9,828,738) (35,933,051) (40,292,981)
Net increase (decrease) from capital transactions 38,249,766 23,642,633 19,903,466 1,567,251
CLASS R6 — — — —
Proceeds from shares sold .......................... 13,308,109 215,622 98,740,175 60,919,375
Reinvestment of distributions ......................... — 51,096 — 16,601,004
Cost of shares redeemed ........................... (1,001,740) (4,898,183) (9,052,602) (22,075,522)
Net increase (decrease) from capital transactions 12,306,369 (4,631,465) 89,687,573 55,444,857
Net increase (decrease) in net assets resulting from capital transactions 498,658,115 282,833,263 385,516,664 92,825,410
Total increase (decrease) in net assets 570,102,435 263,309,895 447,290,413 74,487,631
NET ASSETS:
Beginning of period ................................ 451,990,389 188,680,494 253,672,654 179,185,023
End of period ................................... $ 1,022,092,824 $ 451,990,389 $ 700,963,067 $ 253,672,654
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 37,660,958 15,429,691 16,865,505 13,224,680
Shares sold ..................................... 43,132,741 32,397,071 34,127,384 16,391,354
Shares issued on reinvestment of distributions ........... — 3,971,836 — 3,375,931
Shares redeemed ................................. (6,502,244) (14,137,640) (5,518,360) (16,126,460)
Shares outstanding, end of period 74,291,455 37,660,958 45,474,529 16,865,505
CLASS N
Shares outstanding, beginning of period ................ 2,590,043 567,533 2,721,551 2,790,246
Shares sold ..................................... 4,009,171 2,607,284 6,059,574 3,679,390
Shares issued on reinvestment of distributions ........... — 260,167 — 756,022
Shares redeemed ................................. (883,442) (844,941) (3,749,134) (4,504,107)
Shares outstanding, end of period 5,715,772 2,590,043 5,031,991 2,721,551
CLASS R6
Shares outstanding, beginning of period ................ 43,445 446,722 10,340,243 4,410,230
Shares sold ..................................... 1,100,509 17,845 10,380,300 6,399,995
Shares issued on reinvestment of distributions ........... — 4,526 — 1,939,370
Shares redeemed ................................. (79,381) (425,648) (923,067) (2,409,352)
Shares outstanding, end of period 1,064,573 43,445 19,797,476 10,340,243

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 30,497,744 $ 25,186,203 $ 2,156,475 $ 3,546,343
Net realized gain (loss) ............................. 116,215,700 153,518,541 8,033,998 (6,839,199)
Net change in unrealized appreciation (depreciation) ....... 93,842,003 (28,427,327) (6,083,459) 1,120,330
Net increase (decrease) in net assets resulting from
operations 240,555,447 150,277,417 4,107,014 (2,172,526)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (164,516,062) — (3,530,906)
Class N ...................................... — (7,228,838) — (189,004)
Class R6 ..................................... — (1,218,197) — (6,631,684)
Total distributions — (172,963,097) — (10,351,594)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 833,595,727 658,146,995 8,410,011 24,823,319
Reinvestment of distributions ......................... — 157,671,049 — 3,530,475
Cost of shares redeemed ........................... (185,255,261) (429,148,535) (12,777,427) (114,890,456)
Net increase (decrease) from capital transactions 648,340,466 386,669,509 (4,367,416) (86,536,662)
CLASS N — — — —
Proceeds from shares sold .......................... 93,101,947 58,302,242 794,307 4,205,421
Reinvestment of distributions ......................... — 7,169,037 — 189,004
Cost of shares redeemed ........................... (39,881,321) (37,865,187) (1,172,811) (9,043,464)
Net increase (decrease) from capital transactions 53,220,626 27,606,092 (378,504) (4,649,039)
CLASS R6 — — — —
Proceeds from shares sold .......................... 1,583,557 3,139,996 70,134,978 45,256,386
Reinvestment of distributions ......................... — 1,117,424 — 6,629,752
Cost of shares redeemed ........................... (896,543) (4,167,443) (10,623,676) (24,586,402)
Net increase (decrease) from capital transactions 687,014 89,977 59,511,302 27,299,736
Net increase (decrease) in net assets resulting from capital transactions 702,248,106 414,365,578 54,765,382 (63,885,965)
Total increase (decrease) in net assets 942,803,553 391,679,898 58,872,396 (76,410,085)
NET ASSETS:
Beginning of period ................................ 956,335,568 564,655,670 103,564,680 179,974,765
End of period ................................... $ 1,899,139,121 $ 956,335,568 $ 162,437,076 $ 103,564,680
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 69,014,395 42,486,728 3,769,119 11,930,178
Shares sold ..................................... 56,165,461 44,602,424 820,629 2,348,485
Shares issued on reinvestment of distributions ........... — 11,953,832 — 362,844
Shares redeemed ................................. (12,618,145) (30,028,589) (1,288,020) (10,872,388)
Shares outstanding, end of period 112,561,711 69,014,395 3,301,728 3,769,119
CLASS N
Shares outstanding, beginning of period ................ 3,057,909 1,089,869 228,446 693,995
Shares sold ..................................... 6,498,536 3,999,972 80,107 389,479
Shares issued on reinvestment of distributions ........... — 557,035 — 19,688
Shares redeemed ................................. (2,801,805) (2,588,967) (116,109) (874,716)
Shares outstanding, end of period 6,754,640 3,057,909 192,444 228,446
CLASS R6
Shares outstanding, beginning of period ................ 540,594 521,296 6,569,722 4,014,101
Shares sold ..................................... 107,151 224,239 6,906,420 4,235,962
Shares issued on reinvestment of distributions ........... — 83,954 — 679,975
Shares redeemed ................................. (60,069) (288,895) (1,033,325) (2,360,316)
Shares outstanding, end of period 587,676 540,594 12,442,817 6,569,722
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 26,507,721 $ 48,338,380 $ 2,976,559 $ 4,563,140
Net realized gain (loss) ............................. 104,205,694 23,337,158 14,854,304 (34,227)
Net change in unrealized appreciation (depreciation) ....... 5,802,763 (45,979,750) 3,230,190 (7,403,380)
Net increase (decrease) in net assets resulting from
operations 136,516,178 25,695,788 21,061,053 (2,874,467)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... — (92,438,620) — (5,768,114)
Class N ...................................... — (3,970,333) — (293,634)
Class R6 ..................................... — (12,657,017) — (5,827,349)
Total — (109,065,970) — (11,889,097)
Return of capital: — — — —
Class I ....................................... — (1,176,888) — —
Class N ....................................... — (56,113) — —
Class R6 ...................................... — (150,956) — —
Total — (1,383,957) — —
Total distributions — (110,449,927) — (11,889,097)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 302,664,426 486,068,022 56,376,141 32,484,125
Reinvestment of distributions ......................... — 73,469,468 — 5,551,086
Cost of shares redeemed ........................... (231,448,527) (652,488,987) (50,810,944) (84,191,395)
Net increase (decrease) from capital transactions 71,215,899 (92,951,497) 5,565,197 (46,156,184)
CLASS N — — — —
Proceeds from shares sold .......................... 20,299,708 22,264,866 7,388,729 1,384,624
Reinvestment of distributions ......................... — 3,858,127 — 293,071
Cost of shares redeemed ........................... (16,246,805) (36,191,010) (4,447,389) (2,303,345)
Net increase (decrease) from capital transactions 4,052,903 (10,068,017) 2,941,340 (625,650)
CLASS R6 — — — —
Proceeds from shares sold .......................... 25,646,133 63,936,717 69,704,921 52,767,735
Reinvestment of distributions ......................... — 5,078,413 — 5,813,063
Cost of shares redeemed ........................... (28,902,213) (73,229,025) (7,871,457) (18,290,655)
Net increase (decrease) from capital transactions (3,256,080) (4,213,895) 61,833,464 40,290,143
Net increase (decrease) in net assets resulting from capital transactions 72,012,722 (107,233,409) 70,340,001 (6,491,691)
Total increase (decrease) in net assets 208,528,900 (191,987,548) 91,401,054 (21,255,255)
NET ASSETS:
Beginning of period ................................ 1,348,095,816 1,540,083,364 161,811,790 183,067,045
End of period ................................... $ 1,556,624,716 $ 1,348,095,816 $ 253,212,844 $ 161,811,790
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 140,232,406 150,640,327 10,059,144 15,784,683
Shares sold ..................................... 34,224,597 55,948,699 6,376,968 3,889,698
Shares issued on reinvestment of distributions ........... — 8,970,631 — 718,122
Shares redeemed ................................. (26,339,182) (75,327,251) (6,172,943) (10,333,359)
Shares outstanding, end of period 148,117,821 140,232,406 10,263,169 10,059,144
CLASS N
Shares outstanding, beginning of period ................ 6,278,552 7,438,592 500,108 585,351
Shares sold ..................................... 2,305,704 2,541,116 808,218 161,908
Shares issued on reinvestment of distributions ........... — 475,725 — 37,622
Shares redeemed ................................. (1,832,540) (4,176,881) (502,079) (284,773)
Shares outstanding, end of period 6,751,716 6,278,552 806,247 500,108
CLASS R6
Shares outstanding, beginning of period ................ 18,291,330 18,857,750 10,383,649 5,531,627
Shares sold ..................................... 2,867,927 7,306,007 8,005,414 6,360,086
Shares issued on reinvestment of distributions ........... — 619,319 — 750,073
Shares redeemed ................................. (3,380,340) (8,491,746) (894,483) (2,258,137)
Shares outstanding, end of period 17,778,917 18,291,330 17,494,580 10,383,649
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 5,387,539 $ 6,647,005 $ 8,279,533 $ 16,153,010
Net realized gain (loss) ............................. 11,044,371 (7,311,911) 21,264,276 4,792,414
Net change in unrealized appreciation (depreciation) ....... 12,326,819 23,552,727 (10,461,880) (26,015,783)
Net increase (decrease) in net assets resulting from
operations 28,758,729 22,887,821 19,081,929 (5,070,359)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (2,787,665) — (27,092,983)
Class N ...................................... — (250,388) — (2,975,001)
Class R6 ..................................... — (3,634,726) — (3,737,882)
Total distributions — (6,672,779) — (33,805,866)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 21,085,050 30,239,260 208,012,674 195,704,315
Reinvestment of distributions ......................... — 1,761,501 — 25,539,547
Cost of shares redeemed ........................... (10,787,710) (15,971,672) (114,078,090) (206,992,174)
Net increase (decrease) from capital transactions 10,297,340 16,029,089 93,934,584 14,251,688
CLASS N — — — —
Proceeds from shares sold .......................... 2,773,141 3,315,503 13,995,254 27,708,644
Reinvestment of distributions ......................... — 247,923 — 2,964,187
Cost of shares redeemed ........................... (7,890,720) (1,784,594) (11,712,830) (25,913,255)
Net increase (decrease) from capital transactions (5,117,579) 1,778,832 2,282,424 4,759,576
CLASS R6 — — — —
Proceeds from shares sold .......................... 149,935,310 110,895,377 16,422,957 35,298,962
Reinvestment of distributions ......................... — 3,634,726 — 3,737,086
Cost of shares redeemed ........................... (3,750,706) (29,229,254) (36,058,468) (23,895,324)
Net increase (decrease) from capital transactions 146,184,604 85,300,849 (19,635,511) 15,140,724
Net increase (decrease) in net assets resulting from capital transactions 151,364,365 103,108,770 76,581,497 34,151,988
Total increase (decrease) in net assets 180,123,094 119,323,812 95,663,426 (4,724,237)
NET ASSETS:
Beginning of period ................................ 262,326,326 143,002,514 456,321,157 461,045,394
End of period ................................... $ 442,449,420 $ 262,326,326 $ 551,984,583 $ 456,321,157
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,420,748 10,693,455 45,138,520 43,761,998
Shares sold ..................................... 2,081,480 3,268,598 23,937,687 21,661,214
Shares issued on reinvestment of distributions ........... — 185,032 — 3,088,216
Shares redeemed ................................. (1,077,310) (1,726,337) (13,761,359) (23,372,908)
Shares outstanding, end of period 13,424,918 12,420,748 55,314,848 45,138,520
CLASS N
Shares outstanding, beginning of period ................ 1,208,423 1,015,293 5,106,449 4,589,425
Shares sold ..................................... 272,453 358,244 1,657,854 3,154,028
Shares issued on reinvestment of distributions ........... — 26,152 — 365,949
Shares redeemed ................................. (796,914) (191,266) (1,412,495) (3,002,953)
Shares outstanding, end of period 683,962 1,208,423 5,351,808 5,106,449
CLASS R6
Shares outstanding, beginning of period ................ 13,762,129 4,499,554 4,906,237 3,321,303
Shares sold ..................................... 14,768,433 11,979,574 1,856,887 3,892,452
Shares issued on reinvestment of distributions ........... — 382,200 — 449,169
Shares redeemed ................................. (374,641) (3,099,199) (4,505,701) (2,756,687)
Shares outstanding, end of period 28,155,921 13,762,129 2,257,423 4,906,237
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
OPERATIONS:
Net investment income (loss) ........................ $ 16,312,484 $ 24,321,725 $ 501,280 $ 820,553
Net realized gain (loss) ............................. 129,576,304 89,757,480 5,261,128 6,073,179
Net change in unrealized appreciation (depreciation) ....... 51,040,749 (4,900,210) 108,286 (523,081)
Net increase (decrease) in net assets resulting from
operations 196,929,537 109,178,995 5,870,694 6,370,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (71,829,844) — (2,359,663)
Class N ...................................... — (6,340,099) — (1,713,941)
Class R6 ..................................... — (98,155,440) — (2,397,812)
Total distributions — (176,325,383) — (6,471,416)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 171,285,145 130,339,634 1,468,865 2,909,537
Reinvestment of distributions ......................... — 70,582,053 — 2,359,663
Cost of shares redeemed ........................... (87,058,059) (139,069,139) (154,510) (11,814,957)
Net increase (decrease) from capital transactions 84,227,086 61,852,548 1,314,355 (6,545,757)
CLASS N — — — —
Proceeds from shares sold .......................... 23,164,950 13,978,264 7,758,299 3,598,074
Reinvestment of distributions ......................... — 5,482,374 — 1,713,941
Cost of shares redeemed ........................... (13,149,891) (17,804,697) (2,907,089) (2,557,103)
Net increase (decrease) from capital transactions 10,015,059 1,655,941 4,851,210 2,754,912
CLASS R6 — — — —
Proceeds from shares sold .......................... 113,431,223 141,322,769 — —
Reinvestment of distributions ......................... — 94,388,856 — 2,397,812
Cost of shares redeemed ........................... (82,961,401) (194,235,414) — —
Net increase (decrease) from capital transactions 30,469,822 41,476,211 — 2,397,812
Net increase (decrease) in net assets resulting from capital transactions 124,711,967 104,984,700 6,165,565 (1,393,033)
Total increase (decrease) in net assets 321,641,504 37,838,312 12,036,259 (1,493,798)
NET ASSETS:
Beginning of period ................................ 875,294,377 837,456,065 23,238,814 24,732,612
End of period ................................... $ 1,196,935,881 $ 875,294,377 $ 35,275,073 $ 23,238,814
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE SIX
MONTHS ENDED
JUNE 30, 2024
FOR THE YEAR
ENDED DECEMBER
31, 2023
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 52,104,314 43,075,480 246,514 829,442
Shares sold ..................................... 21,551,071 16,874,625 112,590 230,227
Shares issued on reinvestment of distributions ........... — 10,185,000 — 207,900
Shares redeemed ................................. (10,759,749) (18,030,791) (12,033) (1,021,055)
Shares outstanding, end of period 62,895,636 52,104,314 347,071 246,514
CLASS N
Shares outstanding, beginning of period ................ 4,656,394 4,317,987 678,939 440,938
Shares sold ..................................... 2,949,698 1,819,879 609,082 302,972
Shares issued on reinvestment of distributions ........... — 800,347 — 151,408
Shares redeemed ................................. (1,673,334) (2,281,819) (221,532) (216,379)
Shares outstanding, end of period 5,932,758 4,656,394 1,066,489 678,939
CLASS R6
Shares outstanding, beginning of period ................ 70,825,820 64,261,848 1,112,251 901,176
Shares sold ..................................... 14,308,580 18,263,498 — —
Shares issued on reinvestment of distributions ........... — 13,542,160 — 211,075
Shares redeemed ................................. (10,252,381) (25,241,686) — —
Shares outstanding, end of period 74,882,019 70,825,820 1,112,251 1,112,251
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR DIVERSIFIED
ARBITRAGE FUND
AQR EQUITY
MARKET
NEUTRAL FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 34,452,353 $ 20,775,171 $ 61,773,749
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (159,609,567) (1,862,245,892) (1,553,000,117)
Payments to cover short positions in securities .......................... (269,740,225) (523,754,305) (240,705,113)
Proceeds from sale of securities ..................................... 96,116,556 1,187,208,059 279,769,390
Proceeds from short positions in securities ............................. 337,419,288 1,089,686,511 1,463,651,973
(Purchases) sales of short-term investments, net ........................ (83,762,570) 236,982,695 (248,101,084)
Realized (gain) loss on investments in securities ........................ (8,625,613) (26,131,605) 8,163,208
Realized (gain) loss on short positions in securities ....................... 33,133,112 26,275,137 14,842,283
Change in unrealized (appreciation) depreciation on investments in securities ... (7,355,521) (26,844,806) (5,213,897)
Change in unrealized (appreciation) depreciation on short positions in securities . (38,043,584) 22,001,953 (25,559,130)
Amortization (accretion) of bond premium (discount) ...................... (615,067) (16,361,579) (4,854,203)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (1,562,932) 11,699,702 20,861
Due from Custodian — (15,429,972) —
Deposits with brokers for futures contracts ............................. (11,115,761) 646,083 —
Unrealized appreciation on forward foreign currency exchange contracts ...... 1,775,899 (289,884) (973,384)
Unrealized appreciation on OTC swaps ............................... 4,253 (4,114,385) 608,051
Deposits for securities sold short .................................... 6,575,498 (207,118,544) (74,947,567)
Deposits with brokers for centrally cleared swaps ....................... (976,900) 1,126,907 —
Variation margin on centrally cleared swaps ............................ — 4,686 —
Variation margin on futures contracts ................................. (830,345) (209,057) —
Foreign tax reclaim .............................................. (83,486) (4,497) (192,414)
Dividends and Interest ............................................ (343,126) (3,770,858) (1,977,396)
Prepaid expenses ............................................... 2,340 (54,203) (57,963)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (55,147) 5,890,230 975,498
Unrealized depreciation on forward foreign currency exchange contracts ...... (1,718,405) (397,177) 67,437
Unrealized depreciation on OTC swaps ............................... 287,598 7,215,219 (2,459,062)
Variation margin on centrally cleared swaps ............................ (120,181) — —
Variation margin on futures contracts ................................. 986,434 (183,898) —
Accrued investment advisory fees ................................... 82,105 84,165 292,542
Accrued distribution fees—Class N ................................... 800 (2,900) 2,688
Dividends and Interest payable on securities sold short ................... 142,747 1,664,475 1,502,146
Other accrued expenses and liabilities ................................ (8,486) (178,592) 8,678
Net cash provided by (used in) operating activities $ (73,587,933) $ (75,831,161) $ (326,362,826)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 92,387,268 395,958,779 449,981,817
Payments on shares redeemed ..................................... (18,210,644) (311,880,254) (91,949,904)
Net cash provided by (used in) financing activities ....................... $ 74,176,624 $ 84,078,525 $ 358,031,913
Net change in cash and cash denominated in foreign currencies .............. 588,691 8,247,364 31,669,087
Cash, beginning of period ......................................... 601,214 5,773,503 1,833,980
Cash, end of period^ ............................................. $ 1,189,905 $ 14,020,867 $ 33,503,067
Supplemental disclosure of cash flow information:
Net cash paid (received) during the period for interest and income from the investment of cash collateral for securities sold short in the amount of
$634,065, $(2,527,758) and $513,596.
Non-cash activities relating to corporate action are in the amounts of $103,726, $2,282,683 and $–.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MULTI-
ASSET FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 240,555,447 $ 28,758,729 $ 196,929,537
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (4,397,026,222) (198,642,404) (2,728,213,492)
Payments to cover short positions in securities .......................... (460,368,498) (40,799,309) (377,839,644)
Proceeds from sale of securities ..................................... 605,816,076 94,429,010 365,735,884
Proceeds from short positions in securities ............................. 4,143,926,808 63,625,619 2,595,940,625
(Purchases) sales of short-term investments, net ........................ (607,547,364) (61,240,636) (19,418,786)
Realized (gain) loss on investments in securities ........................ 29,198,332 (2,630,855) (1,959,106)
Realized (gain) loss on short positions in securities ....................... 14,807,035 2,839,537 15,833,035
Change in unrealized (appreciation) depreciation on investments in securities ... 9,390,648 (12,801,040) 28,766,361
Change in unrealized (appreciation) depreciation on short positions in securities . (84,359,796) (5,975,016) (59,085,183)
Amortization (accretion) of bond premium (discount) ...................... (20,476,758) (2,623,826) (11,364,322)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 93,074,040 1,133 2,579,344
Due from Custodian — — —
Deposits with brokers for futures contracts ............................. (12,343,988) (8,207,843) (47,174,916)
Unrealized appreciation on forward foreign currency exchange contracts ...... 1,034,657 (451,343) 16,030,357
Unrealized appreciation on OTC swaps ............................... 3,882,016 (239,604) 3,005,893
Deposits for securities sold short .................................... (232,657,248) — (92,533,745)
Deposits with brokers for centrally cleared swaps ....................... — — (5,656,144)
Variation margin on centrally cleared swaps ............................ — — (166,761)
Variation margin on futures contracts ................................. — (1,175,118) (3,081,235)
Foreign tax reclaim .............................................. (1,013,815) (28,868) (408,109)
Dividends and Interest ............................................ (5,950,459) (315,449) (3,622,124)
Prepaid expenses ............................................... (71,011) (917) (18,044)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (910,417) 259,348 2,896,709
Unrealized depreciation on forward foreign currency exchange contracts ...... 3,628,696 1,699,191 (8,692,112)
Unrealized depreciation on OTC swaps ............................... (33,165,340) 97,753 (19,353,171)
Variation margin on centrally cleared swaps ............................ — — (1,193,626)
Variation margin on futures contracts ................................. 1,530,835 1,205,906 (1,729,039)
Accrued investment advisory fees ................................... 719,652 82,850 280,539
Accrued distribution fees—Class N ................................... 10,870 (977) 2,612
Dividends and Interest payable on securities sold short ................... 4,600,172 18,834 3,754,621
Other accrued expenses and liabilities ................................ 128,221 (31,512) (37,892)
Net cash provided by (used in) operating activities $ (703,587,411) $ (142,146,807) $ (149,791,934)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 926,949,998 172,426,480 314,273,880
Payments on shares redeemed ..................................... (226,777,057) (29,625,355) (160,641,639)
Due to custodian ................................................ (52,999) (324) —
Net cash provided by (used in) financing activities ....................... $ 700,119,942 $ 142,800,801 $ 153,632,241
Net change in cash and cash denominated in foreign currencies .............. (3,467,469) 653,994 3,840,307
Cash, beginning of period ......................................... 11,071,953 1,216,421 16,404,186
Cash, end of period^ ............................................. $ 7,604,484 $ 1,870,415 $ 20,244,493
Supplemental disclosure of cash flow information:
Net cash paid (received) during the period for interest and income from the investment of cash collateral for securities sold short in the amount of
$1,648,947, $137,723 and $1,239,856.
Non-cash activities relating to corporate action are in the amounts of $–, $– and $522,030.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 277,691 $ 912,214 $ 1,189,905
AQR Diversified Arbitrage Fund ............................................. 8,523,140 5,497,727 14,020,867
AQR Equity Market Neutral Fund ........................................... 32,462,277 1,040,790 33,503,067
AQR Long-Short Equity Fund .............................................. — 7,604,484 7,604,484
AQR Multi-Asset Fund ................................................... 290,701 1,579,714 1,870,415
AQR Style Premia Alternative Fund .......................................... 5,448,438 14,796,055 20,244,493

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.75 0.18 1.75 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0.34 0.38 0.72 (0.44) — — (0.44)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0.08 1.83 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.67 0.19 1.72 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0.31 0.38 0.69 (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0.05 1.82 1.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0 .14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.78 0.20 1.76 1.96 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0.35 0.37 0.72 (0.45) — — (0.45)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0.09 1.84 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2024 $ 11.89 0.20 (0.06) 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.40 0.13 0 .53 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0.08
7
(0.48) (0.40) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2024 $ 11.88 0.18 (0.06) 0.12 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0.36 0.13 0.49 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0.07
7
(0.50) (0.43) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2024 $ 11.89 0.20 (0.06) 0.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.41 0.13 0.54 (0.34) — — (0.34)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0.10
7
(0.48) (0.38) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.68 19.79% $ 132,765 5.62% 5.52% 1.40% 3.25% 110%
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 11.58 19.75% $ 10,722 5.88% 5.77% 1.65% 3.36% 110%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 11.74 20.04% $ 134,703 5.53% 5.42% 1.30% 3.50% 110%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 12.03 1.18% $ 1,239,650 1.34% 1.34% 1.20% 3.33% 165%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
7
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 12.00 1.01% $ 42,189 1.59% 1.59% 1.45% 3.07% 165%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
7
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 12.03 1.18% $ 624,310 1.24% 1.24% 1.10% 3.44% 165%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
7
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2024 $ 11.22 (0.01) 1.40 1.39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1.66 (0.64) 1 .02 (1.25) (0.02) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1.43 0.17
8
1.60 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0 .20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2024 $ 11.18 (0.02) 1.39 1.37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1.54 (0.56) 0.98 (1.23) (0.02) — (1.25)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0.95 0.62
8
1.57 (0.90) (0.02) — (0.92)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2024 $ 11.24 0.00
11
1.39 1.39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1.02 0.01 1.03 (1.26) (0.02) — (1.28)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0.91 0.70
8
1.61 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2024 $ 8.48 0.21 1.28 1.49 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0.35 1.16 1.51 (1 .81) — — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0.03 1.95 1.98 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2024 $ 8.31 0.18 1.27 1.45 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0.32 1.13 1.45 (1 .79) — — (1.79)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0.01 1.93 1.94 (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2024 $ 8.52 0.20 1.31 1.51 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.36 1.16 1.52 (1.82) — — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0.06 1.94 2.00 (0.53) — — (0.53)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
11
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.61 12.39% $ 936,887 0.18% 0.18% 0.18% (0.07)% 8%
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
9
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
9
0.20% 0.20% 3.91% 14%
$ 12.55 12.25% $ 71,756 0.43% 0.43% 0.43% (0.32)% 8%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
9
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
9
0.45% 0.45% 2.56% 14%
$ 12.63 12.37% $ 13,450 0.08% 0.08% 0.08% 0.03% 8%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
9
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
9
0.10% 0.10% 3.06% 14%
$ 9.97 17.57% $ 453,320 3.44% 3.42% 1.30% 4.34% 444%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 9.76 17.45% $ 49,124 3.69% 3.67% 1.55% 3.88% 444%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 10.03 17.72% $ 198,519 3.34% 3.32% 1.20% 4.32% 444%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2024 $ 13.18 0.32 2.36 2.68 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0.50 2.61 3.11 (2 .74) — — (2.74)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0.02 2.29 2.31 (1.32) (0.49) — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04 0.14 — — — —
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2024 $ 12.86 0.30 2.30 2.60 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0.47 2.55 3.02 (2 .72) — — (2.72)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 (0.03) 2.27 2.24 (1.28) (0.49) — (1.77)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04 0.11 — — — —
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2024 $ 13.30 0.30 2.41 2.71 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0.50 2.65 3.15 (2.75) — — (2.75)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 (0.03) 2.37 2.34 (1.33) (0.49) — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05 0.15 — — — —
AQR MACRO OPPORTUNITIES FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.79 0.16 0.22 0.38 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0.28 (0.32) (0.04) (0.99) — — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0.15 2.46 2.61 (0.03) (0.77) — (0.80)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0 .06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
11
— — (0.00)
11
AQR MACRO OPPORTUNITIES FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.66 0.15 0.21 0 .36 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0.26 (0.32) (0.06) (0.89) — — (0.89)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0.12 2.42 2.54 (0.02) (0.77) — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
11
— — (0.00)
11
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.81 0.17 0.22 0 .39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0.30 (0.33) (0.03) (1.01) — — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0.12 2.51 2.63 (0.04) (0.77) — (0.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0 .06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
11
— — (0.00)
11

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 15.86 20.33% $ 1,785,335 3.45% 3.45% 1.30% 4.28% 350%
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 15.46 20.22% $ 104,394 3.70% 3.70% 1.55% 4.18% 350%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 16.01 20.38% $ 9,410 3.35% 3.35% 1.20% 4.08% 350%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 10.17 3.88% $ 33,585 1.66% 1.42% 1.20% 3.29% 63%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
12
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 10.02 3.73% $ 1,929 1.92% 1.67% 1.45% 2.99% 63%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
12
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 10.20 3.98% $ 126,923 1.57% 1.32% 1.10% 3.45% 63%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
12
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.18 0.16 0 .68 0.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0.29 (0.13) 0.16 (0.68) — (0.01) (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0.03 2.53 2.56 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
11
(0.09) (0.50) — — (0 .50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01 (0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.11 0.15 0.66 0.81 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0.26 (0.12) 0.14 (0.65) — (0.01) (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0.00
11
2.52 2.52 (1.09) — — (1.09)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
11
(0.11) (0.47) — — (0 .47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
11
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.20 0.16 0 .68 0.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0.30 (0.12) 0.18 (0.69) — (0.01) (0.70)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0.05 2.52 2.57 (1.12) — — (1.12)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
11
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 7.71 0.13 1 .00 1.13 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0.23 (0.28) (0.05) (0.59) — — (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0.01 3.03 3.04 (0.78) — — (0.78)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0 .67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 7.77 0.12 1 .01 1.13 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0.21 (0.28) (0.07) (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 (0.01) 3.04 3.03 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0 .65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 7.74 0.13 1 .01 1.14 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0.24 (0.27) (0.03) (0.60) — — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0.01 3.04 3.05 (0.79) — — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0 .68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.02 10.27% $ 1,335,695 1.28% 1.28% 1.25% 3.60% 0%
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.92 9.99% $ 60,247 1.53% 1.53% 1.50% 3.35% 0%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 9.04 10.24% $ 160,683 1.19% 1.18% 1.15% 3.70% 0%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 8.84 14.66% $ 90,767 1.83% 1.68% 1.65% 2.95% 0%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
13
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 8.90 14.54% $ 7,174 2.09% 1.93% 1.90% 2.68% 0%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
13
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 8.88 14.73% $ 155,272 1.74% 1.58% 1.55% 3.04% 0%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
13
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.58 0.15 0.74 0.89 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0.29 0.69 0.98 (0.23) — — (0.23)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0.25 (1.36) (1.11) (0.60) (0.00)
11
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0 .11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
AQR MULTI-ASSET FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.55 0.12 0.75 0.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0.26 0.70 0.96 (0.21) — — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0.22 (1.34) (1.12) (0.59) (0.00)
11
— (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0 .11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
AQR MULTI-ASSET FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 9.57 0.17 0.73 0.90 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.29 0.70 0.99 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0.26 (1.36) (1.10) (0.61) (0.00)
11
— (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0 .11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.29 0 .16 0.34 0.50 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0.31 (0.33) (0.02) (0.63) (0.00)
11
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0.03 1.68 1.71 (0.85) — — (0.85)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
11
(0.33)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.11 0.15 0.33 0 .48 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0.28 (0.33) (0.05) (0.60) (0.00)
11
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0.01 1.64 1.65 (0.83) — — (0.83)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54 0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
11
(0.31)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 8.33 0.16 0.35 0 .51 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0.32 (0.34) (0.02) (0.63) (0.00)
11
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0.09 1.63 1.72 (0.86) — — (0.86)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
11
(0.33)

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.47 9.29% $ 140,620 1.06% 1.01% 0.80% 2.98% 63%
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 10.42 9.11% $ 7,129 1.31% 1.26% 1.05% 2.38% 63%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 10.47 9.40% $ 294,700 0.96% 0.91% 0.70% 3.26% 63%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.79 6.03% $ 486,032 1.03% 1.01% 1.00% 3.79% 0%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 8.59 5.92% $ 45,986 1.28% 1.26% 1.25% 3.54% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 8.84 6.12% $ 19,967 0.94% 0.91% 0.90% 3.90% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2024 $ 6.84 0.12 1.35 1.47 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0.21 0.77 0.98 (1.62) — — (1.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 (0.01) 2.16 2.15 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0 .90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
11
(0.13)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2024 $ 6.76 0.11 1.33 1.44 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0.19 0.76 0.95 (1.60) — — (1.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 (0.03) 2.14 2.11 (1.68) — — (1.68)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0 .88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,11
(0.75) (0.75) (0.13) — (0.00)
11
(0.13)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2024 $ 6.88 0.12 1.36 1.48 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0.22 0.77 0.99 (1.63) — — (1.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 (0.01) 2.17 2.16 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0 .91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
11
(0.13)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2024 $ 11.41 0.22 2.35 2.57 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0.34 2.33 2.67 (2.65) — — (2.65)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.01) 1.56 1.55 (0.24) (0.00)
11
— (0.24)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2024 $ 11.38 0 .20 2.35 2.55 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0.32 2.31 2.63 (2.62) — — (2.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.03) 1.55 1.52 (0.23) (0.00)
11
— (0.23)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2024 $ 11.42 0.22 2.36 2.58 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0.36 2.32 2.68 (2.66) — — (2.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.04) 1.61 1.57 (0.25) (0.00)
11
— (0.25)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.00)
11
0.08 0.08 — — — —

AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2024 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.31 21.49% $ 522,460 3.66% 3.65% 1.49% 3.05% 335%
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 8.20 21.30% $ 48,655 3.90% 3.90% 1.74% 2.78% 335%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 8.36 21.51% $ 625,821 3.56% 3.56% 1.40% 3.01% 335%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 13.98 22.52% $ 4,851 2.03% 1.34% 1.30% 3.36% 0%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
9
1.30% 1.30% (1.29)% 0%
$ 13.93 22.41% $ 14,852 2.34% 1.59% 1.55% 3.11% 0%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
9
1.55% 1.55% (1.54)% 0%
$ 14.00 22.59% $ 15,572 2.00% 1.24% 1.20% 3.45% 0%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
9
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2024
The accompanying notes are an integral part of these financial statements.
June 30, 2024 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund .............................................
$ 0.01
0.11%
AQR Style Premia Alternative Fund .............................................
0.01
0.12
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended December 31, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
9
Certain expenses incurred by the Fund were not annualized for the period.
10
Commencement of operations.
11
Amount is less than $.005 per share.
12
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.22%.
13
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust consists of twenty-
two active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia
Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR
Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-
Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (formerly known as AQR Sustainable
Long-Short Equity Carbon Aware Fund) (Note 15). The remaining active series have a different fiscal year end and are reported in a separate book.
AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-
Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to
seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR Diversifying Strategies Fund, AQR Trend Total Return Fund is to seek capital appreciation. The AQR
Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each
Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro
Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR
Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia Alternative Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2024
% OF TOTAL
ASSETS AT
JUNE 30, 2024
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 64,029,930 5.4%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 37,363,607 16.1%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 354,052,161 18.8%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 57,199,426 19.2%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 44,410,617 7.8%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 128,443,548 23.2%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 281,155,164 4.8%

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30,
2024, the Funds had no examinations in progress.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of
November 30th.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation-adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on short positions in securities on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Funds may reduce the loan balance outstanding by the amount of the recalled security.
Net amount of fees (income) incurred (earned) are included in the dividend and interest on securities sold short on the Statements of Operations and are as follows:
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
FUND
AQR Alternative Risk Premia Fund ........................................................................
$ 634,065
AQR Diversified Arbitrage Fund ...........................................................................
(2,527,758)
AQR Equity Market Neutral Fund .........................................................................
513,596
AQR Long-Short Equity Fund ............................................................................
1,648,947
AQR Multi-Asset Fund .................................................................................
137,723
AQR Style Premia Alternative Fund ........................................................................
1,239,856

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Total Return Basket Swap Contracts: Certain Funds enter into a total return basket swap contract to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the master netting arrangement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s
Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain or loss on the option contract to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is reported as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a master repurchase agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and
Liabilities. Interest payments made on reverse repurchase agreements are reported as a component of dividends and interest on securities sold short and/or reverse repurchase agreements on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreements, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the
Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral)
assigned to each agreement, are disclosed in each Fund’s Schedule of Investments.
The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and
Foreign Government Securities with a maturity greater than 90 days in the amount of $10,722,958 for the AQR Macro Opportunities Fund.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral). These investments are categorized as Level 2 within the fair value hierarchy.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 272,094,972 $ 191,296,694 $ – $ 463,391,666
Preferred Stocks
†
................................ – 398,796 – 398,796
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 153,309,262 28,116,827 – 181,426,089
Interest Rate Swap Contracts* ...................... – 2,068,613 – 2,068,613
Total Return Swap Contracts* ....................... – 559,183 – 559,183
Futures Contracts* ............................... 5,582,254 – – 5,582,254
Forward Foreign Currency Exchange Contracts* ........ – 3,394,036 – 3,394,036
Total Assets $ 430,986,488 $ 225,834,149 $ –
(a)
$ 656,820,637
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (255,793,530) $ (179,169,113) $ – $ (434,962,643)
Preferred Stocks (Sold Short)
†
...................... – (1,935,999) – (1,935,999)
Rights (Sold Short)
†
.............................. – –
(a)
– –
(a)
Warrants (Sold Short)
†
............................ (10,070) – – (10,070)
Interest Rate Swap Contracts* ...................... – (1,897,757) – (1,897,757)
Total Return Swap Contracts* ....................... – (351,855) – (351,855)
Futures Contracts* ............................... (6,016,175) – – (6,016,175)
Forward Foreign Currency Exchange Contracts* ........ – (3,843,199) – (3,843,199)
Total Liabilities $ (261,819,775) $ (187,197,923) $ – $ (449,017,698)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 492,811,483 $ 4,187,469 $ –
(a)
$ 496,998,952
Closed-End Funds ............................... 120,294,856 – – 120,294,856
Corporate Bonds ................................ – 25,873,330 125,630 25,998,960
Convertible Bonds ............................... – 1,169,008,013 – 1,169,008,013
Rights ........................................ 109,802 94,299 35,580 239,681
Warrants ...................................... 297,859 194,567 79,892 572,318
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 14,656,110 1,210,635 – 15,866,745
Short-Term Investments ........................... 339,757,997 377,847,915 – 717,605,912
Options Purchased .............................. – 197,328 – 197,328
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ........ – 291,782 – 291,782
Total Return Basket Swap Contracts* ................. – 4,919,477 – 4,919,477
Total Assets $ 967,928,107 $ 1,583,824,815 $ 241,102 $ 2,551,994,024
LIABILITIES
Common Stocks (Sold Short) ...................... $ (813,871,075) $ – $ –
(a)
$ (813,871,075)
Exchange Traded Funds (Sold Short) ................ (999,306) – – (999,306)
Corporate Bonds (Sold Short) ...................... – (33,188,701) – (33,188,701)
Convertible Bonds (Sold Short) ..................... – (65,484,785) – (65,484,785)
Credit Default Swap Contracts* ..................... – (5,234,000) – (5,234,000)
Futures Contracts* ............................... (1,009,157) – – (1,009,157)
Forward Foreign Currency Exchange Contracts* ........ – (346,412) – (346,412)
Total Return Basket Swap Contracts* ................. – (26,468,059) – (26,468,059)
Total Liabilities $ (815,879,538) $ (130,721,957) $ –
(a)
$ (946,601,495)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 1,001,636,416 $ – $ – $ 1,001,636,416
Short-Term Investments ........................... 20,297,287 – – 20,297,287
Total Assets $ 1,021,933,703 $ – $ – $ 1,021,933,703

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 753,251,163 $ 530,541,601 $ – $ 1,283,792,764
Short-Term Investments ........................... 263,108,658 236,481,379 – 499,590,037
Forward Foreign Currency Exchange Contracts* ........ – 985,609 – 985,609
Total Return Basket Swap Contracts* ................. – – 284,679 284,679
Total Assets $ 1,016,359,821 $ 768,008,589 $ 284,679 $ 1,784,653,089
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (728,643,799) $ (486,932,285) $ – $ (1,215,576,084)
Preferred Stocks (Sold Short)
†
...................... – (4,966,715) – (4,966,715)
Rights (Sold Short)
†
.............................. – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ........ – (182,745) – (182,745)
Total Return Basket Swap Contracts* ................. – (30,008) – (30,008)
Total Liabilities $ (728,643,799) $ (492,111,753) $ – $ (1,220,755,552)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 2,216,961,255 $ 1,536,775,464 $ – $ 3,753,736,719
Short-Term Investments ........................... 459,664,965 1,030,296,881 – 1,489,961,846
Total Return Swap Contracts* ....................... – 435,740 – 435,740
Futures Contracts* ............................... 2,752,396 – – 2,752,396
Forward Foreign Currency Exchange Contracts* ........ – 2,658,676 – 2,658,676
Total Assets $ 2,679,378,616 $ 2,570,166,761 $ – $ 5,249,545,377
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,173,025,082) $ (1,421,839,377) $ – $ (3,594,864,459)
Preferred Stocks (Sold Short)
†
...................... – (19,141,089) – (19,141,089)
Rights (Sold Short)
†
.............................. – (1) – (1)
Total Return Swap Contracts* ....................... – (1,114,152) – (1,114,152)
Futures Contracts* ............................... (237,468) – – (237,468)
Forward Foreign Currency Exchange Contracts* ........ – (3,844,159) – (3,844,159)
Total Return Basket Swap Contracts* ................. – – (168,203) (168,203)
Total Liabilities $ (2,173,262,550) $ (1,445,938,778) $ (168,203) $ (3,619,369,531)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 10,472,438 $ 8,016,567 $ – $ 18,489,005
U.S. Treasury Obligations ......................... – 10,722,958 – 10,722,958
Short-Term Investments ........................... 66,433,807 46,103,504 – 112,537,311
Credit Default Swap Contracts* ..................... – 707,751 – 707,751
Interest Rate Swap Contracts* ...................... – 8,327,047 – 8,327,047
Total Return Swap Contracts* ....................... – 1,063,678 – 1,063,678
Futures Contracts* ............................... 9,090,867 – – 9,090,867
Forward Foreign Currency Exchange Contracts* ........ – 5,980,951 – 5,980,951
Total Assets $ 85,997,112 $ 80,922,456 $ – $ 166,919,568
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (16,401,000) $ – $ (16,401,000)
Credit Default Swap Contracts* ..................... – (131,349) – (131,349)
Interest Rate Swap Contracts* ...................... – (9,231,145) – (9,231,145)
Total Return Swap Contracts* ....................... – (415,360) – (415,360)
Futures Contracts* ............................... (8,801,934) – – (8,801,934)
Forward Foreign Currency Exchange Contracts* ........ – (7,765,773) – (7,765,773)
Total Liabilities $ (8,801,934) $ (33,944,627) $ – $ (42,746,561)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 304,440,452 $ 1,093,689,671 $ – $ 1,398,130,123
Credit Default Swap Contracts* ..................... – 3,248,964 – 3,248,964
Interest Rate Swap Contracts* ...................... – 18,017,951 – 18,017,951
Total Return Swap Contracts* ....................... – 2,717,302 – 2,717,302
Futures Contracts* ............................... 32,946,496 – – 32,946,496
Forward Foreign Currency Exchange Contracts* ........ – 33,090,264 – 33,090,264
Total Return Basket Swap Contracts* ................. – 3,116,379 – 3,116,379
Total Assets $ 337,386,948 $ 1,153,880,531 $ – $ 1,491,267,479
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (853,620) $ – $ (853,620)
Interest Rate Swap Contracts* ...................... – (13,490,446) – (13,490,446)
Total Return Swap Contracts* ....................... – (2,852,716) – (2,852,716)
Futures Contracts* ............................... (45,521,948) – – (45,521,948)
Forward Foreign Currency Exchange Contracts* ........ – (29,157,018) – (29,157,018)
Total Return Basket Swap Contracts* ................. – (1,787,549) – (1,787,549)
Total Liabilities $ (45,521,948) $ (48,141,349) $ – $ (93,663,297)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 65,375,543 $ 140,661,800 $ – $ 206,037,343
Credit Default Swap Contracts* ..................... – 765,445 – 765,445
Interest Rate Swap Contracts* ...................... – 4,270,040 – 4,270,040
Total Return Swap Contracts* ....................... – 614,683 – 614,683
Futures Contracts* ............................... 7,250,210 – – 7,250,210
Forward Foreign Currency Exchange Contracts* ........ – 7,618,662 – 7,618,662
Total Return Basket Swap Contracts* ................. – 2,788,446 – 2,788,446
Total Assets $ 72,625,753 $ 156,719,076 $ – $ 229,344,829
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (200,015) $ – $ (200,015)
Interest Rate Swap Contracts* ...................... – (3,213,523) – (3,213,523)
Total Return Swap Contracts* ....................... – (645,926) – (645,926)
Futures Contracts* ............................... (10,224,692) – – (10,224,692)
Forward Foreign Currency Exchange Contracts* ........ – (6,718,038) – (6,718,038)
Total Return Basket Swap Contracts* ................. – (153,319) – (153,319)
Total Liabilities $ (10,224,692) $ (10,930,821) $ – $ (21,155,513)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 175,947,027 $ 59,947,327 $ –
(a)
$ 235,894,354
Preferred Stocks
†
................................ – 388,988 – 388,988
Foreign Government Securities ..................... – 38,037,285 – 38,037,285
U.S. Treasury Obligations ......................... – 48,465,836 – 48,465,836
Short-Term Investments ........................... 86,529,068 61,883,578 – 148,412,646
Total Return Swap Contracts* ....................... – 277,969 – 277,969
Futures Contracts* ............................... 4,458,346 – – 4,458,346
Forward Foreign Currency Exchange Contracts* ........ – 4,383,822 – 4,383,822
Total Assets $ 266,934,441 $ 213,384,805 $ –
(a)
$ 480,319,246
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (42,181,796) $ (11,770,069) $ –
(a)
$ (53,951,865)
Preferred Stocks (Sold Short)
†
...................... – (781,993) – (781,993)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (213,785) – (213,785)
Futures Contracts* ............................... (5,217,041) – – (5,217,041)
Forward Foreign Currency Exchange Contracts* ........ – (5,994,792) – (5,994,792)
Total Liabilities $ (47,398,837) $ (18,760,639) $ –
(a)
$ (66,159,476)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 255,134,339 $ 243,783,808 $ – $ 498,918,147
Futures Contracts* ............................... 25,361,468 – – 25,361,468
Total Assets $ 280,495,807 $ 243,783,808 $ – $ 524,279,615
LIABILITIES
Futures Contracts* ............................... $ (36,457,858) $ – $ – $ (36,457,858)
Total Liabilities $ (36,457,858) $ – $ – $ (36,457,858)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,347,502,713 $ 1,034,569,282 $ – $ 2,382,071,995
Preferred Stocks
†
................................ 1,153,102 1,456,108 – 2,609,210
Short-Term Investments ........................... 348,602,851 399,444,403 – 748,047,254
Interest Rate Swap Contracts* ...................... – 14,012,881 – 14,012,881
Total Return Swap Contracts* ....................... – 4,468,808 – 4,468,808
Futures Contracts* ............................... 36,610,487 – – 36,610,487
Forward Foreign Currency Exchange Contracts* ........ – 15,739,291 – 15,739,291
Total Return Basket Swap Contracts* ................. – 2,914,323 – 2,914,323
Total Assets $ 1,733,869,153 $ 1,472,605,096 $ – $ 3,206,474,249
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,268,916,549) $ (942,183,281) $ – $ (2,211,099,830)
Preferred Stocks (Sold Short)
†
...................... (116,642) (9,738,150) – (9,854,792)
Rights (Sold Short)
†
.............................. – (2) – (2)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Interest Rate Swap Contracts* ...................... – (13,565,034) – (13,565,034)
Total Return Swap Contracts* ....................... – (4,875,489) – (4,875,489)
Futures Contracts* ............................... (27,237,644) – – (27,237,644)
Forward Foreign Currency Exchange Contracts* ........ – (21,950,436) – (21,950,436)
Total Return Basket Swap Contracts* ................. – (335,661) (4,548) (340,209)
Total Liabilities $ (1,296,270,835) $ (992,648,053) $ (4,548) $ (2,288,923,436)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 10,486,897 $ 14,728,861 $ – $ 25,215,758
Forward Foreign Currency Exchange Contracts* ........ – 3,718 – 3,718
Total Return Basket Swap Contracts* ................. – 513,643 – 513,643
Total Assets $ 10,486,897 $ 15,246,222 $ – $ 25,733,119
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (66,256) $ – $ (66,256)
Total Return Basket Swap Contracts* ................. – (310,251) – (310,251)
Total Liabilities $ – $ (376,507) $ – $ (376,507)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2024, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2023, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the period ended June 30, 2024, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 54,378,156 $ 181,334,647 $ (27,909,864) $ 153,424,783
AQR Diversified Arbitrage Fund ............................. 1,628,984,949 134,070,420 (157,662,840) (23,592,420)
AQR Diversifying Strategies Fund ........................... 973,958,835 48,383,056 (408,188) 47,974,868
AQR Equity Market Neutral Fund ........................... 530,944,226 90,443,389 (57,490,078) 32,953,311
AQR Long-Short Equity Fund .............................. 1,557,451,652 291,577,163 (218,852,969) 72,724,194
AQR Macro Opportunities Fund ............................. 121,903,246 24,659,653 (22,389,892) 2,269,761
AQR Managed Futures Strategy Fund ........................ 1,406,363,915 78,734,951 (87,494,684) (8,759,733)
AQR Managed Futures Strategy HV Fund ..................... 207,952,172 19,956,152 (19,719,008) 237,144
AQR Multi-Asset Fund ................................... 376,677,359 56,684,863 (19,202,452) 37,482,411
AQR Risk-Balanced Commodities Strategy Fund ................ 498,955,669 25,350,796 (36,484,708) (11,133,912)
AQR Style Premia Alternative Fund .......................... 865,370,609 273,640,522 (221,460,318) 52,180,204
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 25,217,779 516,500 (377,667) 138,833
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ................................................. $ 131,329,284 $ 1,076,062
AQR Diversified Arbitrage Fund .................................................... — 117,955,931
AQR Macro Opportunities Fund .................................................... 5,589,249 11,619,119
AQR Managed Futures Strategy Fund ............................................... 510,915,605 507,099,689
AQR Managed Futures Strategy HV Fund ............................................ 58,180,711 48,875,367
AQR Multi-Asset Fund .......................................................... — 9,241,060
AQR Risk-Balanced Commodities Strategy Fund ....................................... 3,422 —
AQR Style Premia Alternative Fund ................................................. 399,033,500 29,900,653
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................. 149,265 228,175
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 158,962,248 $ 96,231,749 $ 337,410,026 $ 269,654,823
AQR Diversified Arbitrage Fund ............................. 1,866,210,425 1,224,259,243 1,089,686,511 523,754,305
AQR Diversifying Strategies Fund ........................... 541,491,995 54,670,329 — —
AQR Equity Market Neutral Fund ........................... 1,550,893,578 275,572,926 1,463,651,973 240,584,170
AQR Long-Short Equity Fund .............................. 4,397,917,650 606,861,299 4,143,923,492 460,077,459
AQR Macro Opportunities Fund ............................. 26,607,136 10,468,793 — —
AQR Multi-Asset Fund ................................... 198,757,215 94,478,560 63,625,619 40,799,309
AQR Style Premia Alternative Fund .......................... 2,728,814,436 368,954,709 2,595,889,308 377,408,632

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
During the period ended June 30, 2024, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to Master Agreements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the
Funds were subject to a Master Agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at June 30, 2024:
FUND PURCHASES SALES
AQR Macro Opportunities Fund ............................................................ $ 16,119,344 $ 5,656,995
AQR Multi-Asset Fund .................................................................. 27,974,629 3,002,485
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 2,945,174 23,699,979 314,687
Unrealized Appreciation on Futures Contracts
*
.................................. $ 712,524 $ – $ –
Swaps at Value (Assets)
**
................................................. 559,183 5,151,064 284,679
Purchased Options at Market Value .......................................... – 197,328 –
Unrealized Depreciation on Futures Contracts
*
................................. (1,321,612) – –
Swaps at Value (Liabilities)
**
............................................... (351,855) (18,351,587) (30,008)
2,945,174 23,699,979 314,687
Foreign Exchange Rate Risk Exposure: 7,237,235 638,194 1,168,354
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 3,394,036 291,782 985,609
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (3,843,199) (346,412) (182,745)
7,237,235 638,194 1,168,354
Interest Rate Risk Exposure: 6,116,148 9,357,216 –
Unrealized Appreciation on Futures Contracts
*
.................................. 829,503 – –
Swaps at Value (Assets)
**
................................................. 2,068,613 – –
Unrealized Depreciation on Futures Contracts
*
................................. (1,320,274) (1,009,157) –
Swaps at Value (Liabilities)
**
............................................... (1,897,757) (8,348,059) –
6,116,148 9,357,216 –
Credit Risk Exposure: – 5,234,000 –
Swaps at Value (Liabilities)
**
............................................... – (5,234,000) –
– 5,234,000 –
Commodity Risk Exposure: 7,414,516 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 4,040,227 – –
Unrealized Depreciation on Futures Contracts
*
................................. (3,374,289) – –
7,414,516 – –
Net Fair Value of Derivative Contracts: (1,387,983) (55,495,410) 1,057,535
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... (433,921) (1,009,157) –
Swaps at Value
**
........................................................ 378,184 (26,782,582) 254,671
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (449,163) (54,630) 802,864
Purchased Options at Market Value .......................................... – 197,328 –
1,387,983 55,495,410 1,057,535
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 4,707,960 2,832,844 14,927,852 5,284,116
Unrealized Appreciation on Futures Contracts
*
.................. $ 2,752,396 $ 674,129 $ 1,429,773 $ 345,572
Swaps at Value (Assets)
**
................................. 435,740 1,063,678 5,833,681 3,403,129
Unrealized Depreciation on Futures Contracts
*
................. (237,468) (679,678) (3,024,135) (736,170)
Swaps at Value (Liabilities)
**
............................... (1,282,355) (415,360) (4,640,265) (799,245)
4,707,960 2,832,844 14,927,852 5,284,116
Foreign Exchange Rate Risk Exposure: 6,502,835 13,746,724 62,247,282 14,336,700
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 2,658,676 5,980,951 33,090,264 7,618,662

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (3,844,159) (7,765,773) (29,157,018) (6,718,038)
6,502,835 13,746,724 62,247,282 14,336,700
Interest Rate Risk Exposure: – 18,556,494 37,909,770 9,004,678
Unrealized Appreciation on Futures Contracts
*
.................. – 227,340 1,233,380 260,330
Swaps at Value (Assets)
**
................................. – 8,327,047 18,017,951 4,270,040
Unrealized Depreciation on Futures Contracts
*
................. – (770,972) (5,167,990) (1,260,788)
Swaps at Value (Liabilities)
**
............................... – (9,231,145) (13,490,446) (3,213,523)
– 18,556,494 37,909,770 9,004,678
Credit Risk Exposure: – 839,100 4,102,583 965,459
Swaps at Value (Assets)
**
................................. – 707,751 3,248,964 765,445
Swaps at Value (Liabilities)
**
............................... – (131,349) (853,620) (200,015)
– 839,100 4,102,583 965,459
Commodity Risk Exposure: – 15,540,685 67,613,167 14,872,040
Unrealized Appreciation on Futures Contracts
*
.................. – 8,189,398 30,283,343 6,644,308
Unrealized Depreciation on Futures Contracts
*
................. – (7,351,284) (37,329,823) (8,227,734)
– 15,540,685 67,613,167 14,872,040
Net Fair Value of Derivative Contracts: (1,549,270) (2,960,089) (13,101,387) (822,510)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 2,514,928 288,933 (12,575,452) (2,974,482)
Swaps at Value
**
........................................ (846,615) 320,622 8,116,265 4,225,831
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (1,185,483) (1,784,822) 3,933,246 900,624
1,549,270 2,960,089 13,101,387 822,510
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 1,623,280 – 24,679,450 823,894
Unrealized Appreciation on Futures Contracts
*
.................. $ 423,205 $ – $ 3,965,995 $ –
Swaps at Value (Assets)
**
................................. 277,969 – 7,383,131 513,643
Unrealized Depreciation on Futures Contracts
*
................. (708,319) – (8,114,628) –
Swaps at Value (Liabilities)
**
............................... (213,785) – (5,215,698) (310,251)
1,623,280 – 24,679,450 823,894
Foreign Exchange Rate Risk Exposure: 10,378,614 – 37,689,727 69,974
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 4,383,822 – 15,739,291 3,718
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (5,994,792) – (21,950,436) (66,256)
10,378,614 – 37,689,727 69,974
Interest Rate Risk Exposure: 1,813,895 – 39,240,723 –
Unrealized Appreciation on Futures Contracts
*
.................. 908,448 – 5,700,293 –
Swaps at Value (Assets)
**
................................. – – 14,012,881 –
Unrealized Depreciation on Futures Contracts
*
................. (905,445) – (5,962,516) –
Swaps at Value (Liabilities)
**
............................... – – (13,565,034) –
1,813,895 – 39,240,723 –
Commodity Risk Exposure: 6,729,965 61,819,325 40,104,699 –
Unrealized Appreciation on Futures Contracts
*
.................. 3,126,693 25,361,468 26,944,199 –
Unrealized Depreciation on Futures Contracts
*
................. (3,603,277) (36,457,858) (13,160,500) –
6,729,965 61,819,325 40,104,699 –
Net Fair Value of Derivative Contracts: (4,675,146) (22,192,778) (434,167) 78,316
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (758,695) (11,096,390) 9,372,843 –
Swaps at Value
**
........................................ 64,184 – 2,615,280 203,392
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (1,610,970) – (6,211,145) (62,538)
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2024:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 6,563,669 (19,765,507) 42,462,556
Futures Contracts ....................................................... $ 4,796,407 $ 19,504 $ –
Swap Contracts ........................................................ 1,767,262 (19,784,857) 42,462,556
Purchased Option Contracts ............................................... – (155) –
6,563,669.38 (19,765,506.84) 42,462,556.15
Foreign Exchange Rate Risk Exposure: 2,847,336 753,466 (252,298)
Forward Foreign Currency Exchange Contracts ................................. 2,847,336 753,466 (252,298)
2,847,336 753,466 (252,298)
Interest Rate Risk Exposure: 3,646,742 5,976,299 –
Futures Contracts ....................................................... 1,220,552 4,135,784 –
Swap Contracts ........................................................ 2,426,190 1,840,515 –
3,646,741.73 5,976,298.79 –
Credit Risk Exposure: – (7,935,438) –
Swap Contracts ........................................................ – (7,935,438) –
– (7,935,437.5) –
Commodity Risk Exposure: (3,029,395) – –
Futures Contracts ....................................................... (3,029,395) – –
(3,029,394.85) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (730,930) (4,282,489) 1,851,011
Futures Contracts ....................................................... (439,081) – –
Swap Contracts ........................................................ (291,851) (4,282,489) 1,851,011
Purchased Option Contracts – (39,466) –
730,930 4,282,489 1,851,011
Foreign Exchange Rate Risk Exposure: 57,494 687,061 905,947
Forward Foreign Currency Exchange Contracts ................................. (57,494) 687,061 905,947
57,494 687,061 905,947
Interest Rate Risk Exposure: 428,120 4,865,710 –
Futures Contracts ....................................................... (646,948) 3,684,054 –
Swap Contracts ........................................................ 218,829 1,181,655 –
428,120 4,865,710 –
Credit Risk Exposure: – 4,984,617 –
Swap Contracts ........................................................ – 4,984,617 –
– 4,984,617 –
Commodity Risk Exposure: 1,375,179 – –
Futures Contracts ....................................................... 1,375,179 – –
1,375,179 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 162,156,349 2,662,953 83,517,198 12,144,470
Futures Contracts ....................................... $ 43,893,859 $ 3,250,551 $ 56,474,804 $ 9,406,029
Swap Contracts ........................................ 118,262,490 (587,598) 27,042,394 2,738,441
162,156,348.73 2,662,953.45 83,517,198.37 12,144,470.3
Foreign Exchange Rate Risk Exposure: (2,156,971) 434,510 8,477,979 1,275,241
Forward Foreign Currency Exchange Contracts ................. (2,156,971) 434,510 8,477,979 1,275,241
(2,156,971) 434,510 8,477,979 1,275,241
Interest Rate Risk Exposure: – 6,378,691 9,821,008 1,714,612
Futures Contracts ....................................... – 1,178,854 4,513,460 802,400
Swap Contracts ........................................ – 5,199,837 5,307,548 912,212
– 6,378,690.9 9,821,008.44 1,714,611.52
Credit Risk Exposure: – 527,614 2,513,367 351,625
Swap Contracts ........................................ – 527,614 2,513,367 351,625

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
– 527,613.53 2,513,367.19 351,624.69
Commodity Risk Exposure: – (3,167,942) 1,926,005 (398,787)
Futures Contracts ....................................... – (3,167,942) 1,926,005 (398,787)
– (3,167,942.32) 1,926,005.08 (398,787.13)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 23,631,861 (305,123) (4,087,986) 1,882,137
Futures Contracts ....................................... (5,651,462) (505,773) (15,383,964) (2,833,466)
Swap Contracts ........................................ 29,283,324 200,647 11,295,975 4,715,604
23,631,861 305,123 4,087,986 1,882,137
Foreign Exchange Rate Risk Exposure: 4,663,353 3,274,236 14,361,190 2,861,847
Forward Foreign Currency Exchange Contracts ................. (4,663,353) (3,274,236) 14,361,190 2,861,847
4,663,353 3,274,236 14,361,190 2,861,847
Interest Rate Risk Exposure: – 3,681,900 4,785,212 1,332,182
Futures Contracts ....................................... – (1,460,520) 2,179,330 40,168
Swap Contracts ........................................ – (2,221,380) (6,964,544) (1,372,350)
– 3,681,900 4,785,212 1,332,182
Credit Risk Exposure: – 582,967 1,964,820 352,598
Swap Contracts ........................................ – (582,968) (1,964,822) (352,598)
– 582,967 1,964,820 352,598
Commodity Risk Exposure: – 1,476,713 3,262,974 246,850
Futures Contracts ....................................... – 1,476,714 3,262,977 246,849
– 1,476,713 3,262,974 246,850
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 8,932,556 – 116,169,674 5,367,915
Futures Contracts ....................................... $ 11,625,879 $ – $ 23,812,726 $ –
Swap Contracts ........................................ (2,693,323) – 92,356,948 5,367,915
8,932,556.28 – 116,169,673.59 5,367,914.54
Foreign Exchange Rate Risk Exposure: 1,299,643 – 18,592,577 (91,089)
Forward Foreign Currency Exchange Contracts ................. 1,299,643 – 18,592,577 (91,089)
1,299,643 – 18,592,577 (91,089)
Interest Rate Risk Exposure: (1,569,377) – 36,486,593 –
Futures Contracts ....................................... (1,569,377) – 15,409,159 –
Swap Contracts ........................................ – – 21,077,434 –
(1,569,377.36) – 36,486,593.02 –
Commodity Risk Exposure: 2,659,811 21,220,552 (27,766,075) –
Futures Contracts ....................................... 2,659,811 21,220,552 (27,766,075) –
2,659,810.85 21,220,551.66 (27,766,074.83) –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (155,857) – 15,186,064 298,853
Futures Contracts ....................................... (297,705) – (1,161,217) –
Swap Contracts ........................................ 141,851 – 16,347,278 298,853
155,857 – 15,186,064 298,853
Foreign Exchange Rate Risk Exposure: 1,247,848 – 7,338,245 177,257
Forward Foreign Currency Exchange Contracts ................. (1,247,848) – (7,338,245) (177,257)
1,247,848 – 7,338,245 177,257
Interest Rate Risk Exposure: 5,113,634 – 2,528,651 –
Futures Contracts ....................................... (5,113,634) – (4,535,837) –
Swap Contracts ........................................ – – 2,007,186 –
5,113,634 – 2,528,651 –
Commodity Risk Exposure: 72,626 10,331,553 15,748,236 –
Futures Contracts ....................................... 72,624 (10,331,554) 15,748,239 –
72,626 10,331,553 15,748,236 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2024:
AQR Alternative Risk Premia Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $29,928 and total additional collateral pledged was $15,757,465.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,696,211 $ (1,696,211) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 166,615 (126,110) 40,505 – (40,505) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,697,825 (1,697,825) – – – –
MLIN .......... Total Return Swap
Contracts 122,774 (122,774) – – – –
MSCS .......... Total Return Swap
Contracts 269,794 – 269,794 – (269,794) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,953,219 (3,642,920) 310,299 – (310,299) –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 29,840 $ – $ 29,840 $ – $ – $ 29,840
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,921,372 (1,696,211) 225,161 – (225,161) –
GSIN .......... Total Return Swap
Contracts 126,110 (126,110) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,921,827 (1,697,825) 224,002 – (224,002) –
MLIN .......... Total Return Swap
Contracts 195,905 (122,774) 73,131 – (73,131) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,195,054 (3,642,920) 552,134 – (522,294) 29,840

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total total additional collateral pledged was $192,567,117.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 145,853 $ (145,853) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 4,919,477 (4,919,477) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 145,929 (145,929) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,211,259 (5,211,259) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 7,539,619 $ – $ 7,539,619 $ – $ (7,539,619) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 173,274 (145,853) 27,421 – (27,421) –
GSIN .......... Total Return Basket
Swap Contracts 18,928,440 (4,919,477) 14,008,963 (14,008,963) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 173,138 (145,929) 27,209 – (27,209) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 26,814,471 (5,211,259) 21,603,212 (14,008,963) (7,594,249) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $336,881 and total additional collateral pledged was $1,586,235.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 492,714 $ (91,409) $ 401,305 $ – $ (380,619) $ 20,686
JPMC .......... Forward Foreign
Currency Exchange
Contracts 492,895 (91,336) 401,559 – (3,648) 397,911
MSIP .......... Total Return Basket
Swap Contracts 284,679 (30,008) 254,671 – (254,671) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,270,288 (212,753) 1,057,535 – (638,938) 418,597
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 91,409 $ (91,409) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 91,336 (91,336) – – – –
MSIP .......... Total Return Basket
Swap Contracts 30,008 (30,008) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 212,753 (212,753) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Long-Short Equity Fund
b
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,329,079 $ (1,329,079) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,329,597 (1,329,597) –
JPMC .......... Total Return Swap
Contracts 435,740 (435,740) –
Total JPMC 1,765,337 (1,765,337) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,094,416 (3,094,416) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $513,635 and total additional collateral pledged was $16,379,194.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 147,879 $ – $ 147,879 $ – $ (147,879) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,922,417 (1,329,079) 593,338 – (593,338) –
GSIN .......... Total Return Swap
Contracts 112,540 – 112,540 – (112,540) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,921,742 (1,329,597) 592,145
JPMC .......... Total Return Swap
Contracts 1,001,612 (435,740) 565,872
JPMC .......... Total Return Basket
Swap Contracts 20,324 – 20,324
Total JPMC 2,943,678 (1,765,337) 1,178,341 (1,178,341) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,126,514 (3,094,416) 2,032,098 (1,178,341) (853,757) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Macro Opportunities Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 2,169 $ (2,169) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,989,986 (2,989,986) – – – –
GSIN .......... Total Return Swap
Contracts 709,493 (347,926) 361,567 – (331,638) 29,929
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,990,965 (2,990,965) – – – –
JPMS .......... Repurchase
Agreements 5,705,750 (5,705,750) – – – –
MLIN .......... Total Return Swap
Contracts 352,016 (60,713) 291,303 – (291,303) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,750,379 (12,097,509) 652,870 – (622,941) 29,929

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Macro Opportunities Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $18,491 and total additional collateral pledged was $9,177,676.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 6,721 $ (2,169) $ 4,552 $ – $ – $ 4,552
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,883,438 (2,989,986) 893,452 – (893,452) –
GSIN .......... Total Return Swap
Contracts 347,926 (347,926) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,882,335 (2,990,965) 891,370 – (891,370) –
JPMS .......... Reverse
Repurchase
Agreements 16,401,000 (5,705,750) 10,695,250 (10,695,250) – –
MLIN .......... Total Return Swap
Contracts 60,713 (60,713) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 24,582,133 (12,097,509) 12,484,624 (10,695,250) (1,784,822) 4,552

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Managed Futures Strategy Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 16,543,871 $ (14,580,941) $ 1,962,930 $ – $ (1,962,930) $ –
GSIN .......... Total Return Basket
Swap Contracts 1,897,541 (1,586,446) 311,095 – (14,669) 296,426
JPMC .......... Forward Foreign
Currency Exchange
Contracts 16,546,393 (14,576,077) 1,970,316 – – 1,970,316
MLIN .......... Total Return Swap
Contracts 440,340 (440,340) –
MLIN .......... Total Return Basket
Swap Contracts 1,218,838 (201,103) 1,017,735
Total MLIN 1,659,178 (641,443) 1,017,735 – (424,690) 593,045
MSCS .......... Total Return Swap
Contracts 2,276,962 (1,733,115) 543,847 – (2,693) 541,154
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 38,923,945 (33,118,022) 5,805,923 – (2,404,982) 3,400,941

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Managed Futures Strategy Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $572,715 and total additional collateral pledged was $154,348,182.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 14,580,941 $ (14,580,941) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 512,330 – 512,330
GSIN .......... Total Return Basket
Swap Contracts 1,586,446 (1,586,446) –
Total GSIN 2,098,776 (1,586,446) 512,330 (512,330) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 14,576,077 (14,576,077) – – – –
MLIN .......... Total Return Swap
Contracts 607,271 (440,340) 166,931
MLIN .......... Total Return Basket
Swap Contracts 201,103 (201,103) –
Total MLIN 808,374 (641,443) 166,931 (166,931) – –
MSCS .......... Total Return Swap
Contracts 1,733,115 (1,733,115) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 33,797,283 (33,118,022) 679,261 (679,261) – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Managed Futures Strategy HV Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,809,045 $ (3,359,557) $ 449,488 $ – $ (449,488) $ –
GSIN .......... Total Return Swap
Contracts 498,648 (167,518) 331,130
GSIN .......... Total Return Basket
Swap Contracts 491,940 (153,319) 338,621
Total GSIN 990,588 (320,837) 669,751 – (401,538) 268,213
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,809,617 (3,358,481) 451,136
JPMC .......... Total Return Basket
Swap Contracts 2,296,506 – 2,296,506
Total JPMC 6,106,123 (3,358,481) 2,747,642 – – 2,747,642
MLIN .......... Total Return Swap
Contracts 116,035 (116,035) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 11,021,791 (7,154,910) 3,866,881 – (851,026) 3,015,855

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Managed Futures Strategy HV Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $131,508 and total additional collateral pledged was $40,580,678.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 3,359,557 $ (3,359,557) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 167,518 (167,518) –
GSIN .......... Total Return Basket
Swap Contracts 153,319 (153,319) –
Total GSIN 320,837 (320,837) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,358,481 (3,358,481) – – – –
MLIN .......... Total Return Swap
Contracts 478,408 (116,035) 362,373 – (362,373) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 7,517,283 (7,154,910) 362,373 – (362,373) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral received was $228,465 and total additional collateral pledged was $7,851,532.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 247,087 $ (160,811) $ 86,276 $ – $ – $ 86,276
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,191,493 (2,191,493) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,192,329 (2,192,329) – – – –
MSCS .......... Total Return Swap
Contracts 30,882 – 30,882 – (30,882) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,661,791 (4,544,633) 117,158 – (30,882) 86,276
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 160,811 $ (160,811) $ – $ – $ – $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,997,828 (2,191,493) 806,335 – (806,335) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,996,964 (2,192,329) 804,635 – (804,635) –
MLIN .......... Total Return Swap
Contracts 52,974 – 52,974 – – 52,974
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,208,577 (4,544,633) 1,663,944 – (1,610,970) 52,974

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Style Premia Alternative Fund
no
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Swap
Contracts $ 263 $ – $ 263 $ – $ – $ 263
CITI ........... Forward Foreign
Currency Exchange
Contracts 7,868,003 (7,868,003) –
CITI ........... Total Return Swap
Contracts 785,874 (785,874) –
Total CITI 8,653,877 (8,653,877) – – – –
GSIN .......... Total Return Swap
Contracts 1,486,354 (370,759) 1,115,595
GSIN .......... Total Return Basket
Swap Contracts 737,112 – 737,112
Total GSIN 2,223,466 (370,759) 1,852,707 – (1,745,111) 107,596
JPMC .......... Forward Foreign
Currency Exchange
Contracts 7,871,288 (7,871,288) –
JPMC .......... Total Return Swap
Contracts 285,181 (82,865) 202,316
Total JPMC 8,156,469 (7,954,153) 202,316 – (15,405) 186,911
MLIN .......... Total Return Swap
Contracts 1,911,136 (815,000) 1,096,136
MLIN .......... Total Return Basket
Swap Contracts 596,268 – 596,268
Total MLIN 2,507,404 (815,000) 1,692,404 – – 1,692,404
MSIP .......... Total Return Basket
Swap Contracts 1,580,943 – 1,580,943 – (1,580,943) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 23,122,422 (17,793,789) 5,328,633 – (3,341,459) 1,987,174

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral received was $151,545 and total additional collateral pledged was $109,727,473.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,977,113 $ (7,868,003) $ 3,109,110
CITI ........... Total Return Swap
Contracts 3,606,865 (785,874) 2,820,991
Total CITI 14,583,978 (8,653,877) 5,930,101 $ – $ (5,930,101) $ –
GSIN .......... Total Return Swap
Contracts 370,759 (370,759) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,973,323 (7,871,288) 3,102,035
JPMC .......... Total Return Swap
Contracts 82,865 (82,865) –
JPMC .......... Total Return Basket
Swap Contracts 340,209 – 340,209
Total JPMC 11,396,397 (7,954,153) 3,442,244 (3,442,244) – –
MLIN .......... Total Return Swap
Contracts 815,000 (815,000) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 27,166,134 (17,793,789) 9,372,345 (3,442,244) (5,930,101) –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $9,568,448.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,858 $ (1,858) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 412,008 – 412,008 – – 412,008
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,860 (1,860) – – – –
MLIN .......... Total Return Basket
Swap Contracts 101,635 (101,635) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 517,361 (105,353) 412,008 – – 412,008
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 33,134 $ (1,858) $ 31,276 $ – $ (31,276) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 33,122 (1,860) 31,262 – – 31,262
MLIN .......... Total Return Basket
Swap Contracts 310,251 (101,635) 208,616 – (190,992) 17,624
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 376,507 (105,353) 271,154 – (222,268) 48,886

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
For the period ended June 30, 2024, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 375,850,695 $ – $ – $ 392,401,048
Average Notional Balance - Short 344,546,965 362,104,286 – –
Ending Notional Balance - Long 596,937,001 – – 524,642,680
Ending Notional Balance - Short 401,944,673 411,626,953 – –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 250,225,441 23,088,617 11,118,931 221,965,519
Average Settlement Value - Sold 284,843,870 42,883,778 29,131,482 67,702,802
Ending Value - Purchased 258,183,539 32,287,557 28,966,359 295,228,774
Ending Value - Sold 328,629,685 52,246,724 73,177,774 181,643,503
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – 4,643 – –
Average Number of Contracts - Written – – – –
Ending Number of Contracts - Purchased – 4,643 – –
Ending Number of Contracts - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 90,841,667 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 82,200,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swap Contracts:
Average Notional Balance - Long 43,438,694 – – 78,193,362
Average Notional Balance - Short 11,960,440 53,123,924 – –
Ending Notional Balance - Long 66,575,247 – – 91,672,832
Ending Notional Balance - Short 13,433,180 55,296,805 – –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 509,756,114 – – –
Average Notional Balance - Receives Fixed Rate 349,663,992 – – –
Ending Notional Balance - Pays Fixed Rate 594,234,345 – – –
Ending Notional Balance - Receives Fixed Rate 406,053,548 – – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 606,513,181 659,923,989 2,463,917,748
Average Notional of Underlying Positions - Short – 216,356,120 401,411,110 2,230,246,631
Ending Notional Balance - Long – 618,495,702 –
**
–
**
Ending Notional Balance - Short – 230,610,136 259 –
**

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 335,070,699 $ 2,685,401,981 $ 555,977,534 $ 470,421,713 $ 1,072,133,779
Average Notional Balance - Short 387,785,689 3,043,590,032 625,876,938 135,993,090 420,828,659
Ending Notional Balance - Long 421,215,760 3,871,986,480 909,655,733 535,003,368 1,155,970,559
Ending Notional Balance - Short 467,273,239 3,220,766,784 756,326,620 140,673,151 402,601,991
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 410,296,034 2,335,002,424 442,420,351 262,874,535 –
Average Settlement Value - Sold 420,621,902 2,883,185,810 571,058,243 298,535,060 –
Ending Value - Purchased 449,672,519 1,893,259,982 434,195,676 342,830,936 –
Ending Value - Sold 500,006,884 3,342,317,796 775,351,754 389,350,364 –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 7,878,095 25,078,436 5,895,580 – –
Average Notional Balance - Sell Protection 19,086,718 96,876,989 19,242,451 – –
Ending Notional Balance - Buy Protection 1,894,511 25,078,436 5,895,580 – –
Ending Notional Balance - Sell Protection 16,264,443 69,825,339 16,349,661 – –
Total Return Swap Contracts:
Average Notional Balance - Long 33,546,298 179,276,924 36,014,568 8,353,310 –
Average Notional Balance - Short 17,458,985 61,862,087 15,952,845 34,002,318 –
Ending Notional Balance - Long 57,417,953 251,168,724 55,525,297 19,722,202 –
Ending Notional Balance - Short 15,544,425 61,862,087 15,952,845 24,632,133 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 1,369,344,113 3,198,023,129 670,176,486 – –
Average Notional Balance - Receives Fixed Rate 1,024,186,492 2,054,882,610 421,438,049 – –
Ending Notional Balance - Pays Fixed Rate 1,652,959,412 3,923,354,033 931,265,334 – –
Ending Notional Balance - Receives Fixed Rate 1,148,959,561 2,781,071,521 651,218,147 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 834,437,547 166,303,486 – –
Average Notional of Underlying Positions - Short – 847,150,943 169,514,693 – –
Ending Notional Balance - Long – 859,181,720 196,660,451 – –
Ending Notional Balance - Short – 877,078,818 201,263,174 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 1,668,166,867 $ –
Average Notional Balance - Short 1,760,448,687 –
Ending Notional Balance - Long 1,872,527,003 –
Ending Notional Balance - Short 2,256,166,708 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,385,252,362 4,896,432
Average Settlement Value - Sold 1,460,623,258 130,500
Ending Value - Purchased 1,396,121,102 4,832,813
Ending Value - Sold 1,489,964,530 –
Total Return Swap Contracts:
Average Notional Balance - Long 301,993,979 –
Average Notional Balance - Short 220,063,734 –
Ending Notional Balance - Long 403,325,185 –
Ending Notional Balance - Short 264,532,807 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 3,804,449,552 –
Average Notional Balance - Receives Fixed Rate 2,708,095,515 –
Ending Notional Balance - Pays Fixed Rate 4,037,584,923 –
Ending Notional Balance - Receives Fixed Rate 3,113,667,855 –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long 1,544,112,772 80,555,065
Average Notional of Underlying Positions - Short 1,420,628,871 58,082,933
Ending Notional Balance - Long 171,367,501 81,322,620
Ending Notional Balance - Short 137,863,147 58,237,247
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
**
Includes total return basket swap contracts with zero notional value.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Sustainable Long-Short Equity Carbon Aware Fund (a) ..................................................... 1.10
(a) Effective August 19, 2024, the Fund’s Management Fee was reduced from 1.10% to 1.05%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2025 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the period ended June 30, 2024, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2024 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Sustainable Long-Short Equity Carbon Aware Fund (a) ................................. 0.20 0.20 0.10
(a) Effective August 19, 2024, the Adviser has agreed to reimburse operating expenses of the Fund at least through April 30, 2026 for Class I, N, and R6 shares.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30 ,
JUNE 30, 2024 JUNE 30, 2024 20 24 20 25 20 26 20 27
AQR ALTERNATIVE RISK PREMIA FUND
Class I ................ $ 37,495 $ 290,036 $ 80,561 $ 77,874 $ 94,106 $ 37,495
Class N ................ 5,153 38,699 12,077 11,960 9,509 5,153
Class R6 ............... 74,680 540,350 109,567 181,046 175,057 74,680
Totals $ 117,328 $ 869,085 $ 202,205 $ 270,880 $ 278,672 $ 117,328
AQR DIVERSIFIED ARBITRAGE FUND
Class I ................ $ 632 $ 421,860 $ 226,614 $ 123,222 $ 71,392 $ 632
Class N ................ 21 23,761 11,723 8,382 3,635 21
Class R6 ............... 309 210,392 87,845 81,715 40,523 309
Totals $ 962 $ 656,013 $ 326,182 $ 213,319 $ 115,550 $ 962
AQR DIVERSIFYING STRATEGIES FUND
Class I ................ $ – $ 160,530 $ 34,708 $ 90,324 $ 35,498 $ –
Class N ................ – 4,819 – 2,938 1,881 –
Class R6 ............... – 22,139 15,952 6,018 169 –
Totals $ – $ 187,488 $ 50,660 $ 99,280 $ 37,548 $ –
AQR EQUITY MARKET NEUTRAL FUND
Class I ................ $ 26,821 $ 342,912 $ 73,202 $ 128,895 $ 113,994 $ 26,821
Class N ................ 5,599 99,118 32,199 37,792 23,528 5,599
Class R6 ............... 18,799 124,037 10,987 34,917 59,334 18,799
Totals $ 51,219 $ 566,067 $ 116,388 $ 201,604 $ 196,856 $ 51,219

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
During the period ended June 30, 2024, the Funds repaid to the Advisor the following amounts previously reimbursed:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING JUNE 30,
JUNE 30, 2024 JUNE 30, 2024 2024 2025 2026 2027
AQR LONG-SHORT EQUITY FUND
Class I ................ $ 273 $ 235,062 $ 2,010 $ 134,429 $ 98,350 $ 273
Class N ................ 4 11,061 1,773 5,522 3,762 4
Class R6 ............... 3 9,584 4,649 3,589 1,343 3
Totals $ 280 $ 255,707 $ 8,432 $ 143,540 $ 103,455 $ 280
AQR MACRO OPPORTUNITIES FUND
Class I ................ $ 41,025 $ 391,216 $ 61,620 $ 138,153 $ 150,418 $ 41,025
Class N ................ 2,837 41,187 4,683 15,846 17,821 2,837
Class R6 ............... 113,040 530,559 135,769 127,132 154,618 113,040
Totals $ 156,902 $ 962,962 $ 202,072 $ 281,131 $ 322,857 $ 156,902
AQR MANAGED FUTURES STRATEGY FUND
Class I ................ $ 18,685 $ 18,685 $ – $ – $ – $ 18,685
Class N ................ 1,668 10,195 – 2,784 5,743 1,668
Class R6 ............... 4,670 44,422 – 23,246 16,506 4,670
Totals $ 25,023 $ 73,302 $ – $ 26,030 $ 22,249 $ 25,023
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ................ $ 59,962 $ 569,452 $ 86,816 $ 237,500 $ 185,174 $ 59,962
Class N ................ 4,555 37,991 3,915 21,236 8,285 4,555
Class R6 ............... 96,709 351,988 29,941 95,567 129,771 96,709
Totals $ 161,226 $ 959,431 $ 120,672 $ 354,303 $ 323,230 $ 161,226
AQR MULTI-ASSET FUND
Class I ................ $ 29,006 $ 472,829 $ 115,062 $ 210,178 $ 118,583 $ 29,006
Class N ................ 1,997 32,277 5,120 13,800 11,360 1,997
Class R6 ............... 46,990 214,859 15,056 53,622 99,191 46,990
Totals $ 77,993 $ 719,965 $ 135,238 $ 277,600 $ 229,134 $ 77,993
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ................ $ 46,256 $ 431,511 $ 95,374 $ 136,748 $ 153,133 $ 46,256
Class N ................ 6,296 56,999 15,687 16,743 18,273 6,296
Class R6 ............... 3,551 31,011 1,509 9,329 16,622 3,551
Totals $ 56,103 $ 519,521 $ 112,570 $ 162,820 $ 188,028 $ 56,103
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ................ $ 6,383 $ 283,499 $ 81,310 $ 142,137 $ 53,669 $ 6,383
Class N ................ 569 25,946 5,942 14,134 5,301 569
Class R6 ............... 8,584 455,408 127,903 232,440 86,481 8,584
Totals $ 15,536 $ 764,853 $ 215,155 $ 388,711 $ 145,451 $ 15,536
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ................ $ 13,254 $ 178,679 $ 3,140 $ 87,281 $ 75,004 $ 13,254
Class N ................ 45,440 148,979 3,140 48,902 51,497 45,440
Class R6 ............... 54,172 407,765 56,879 217,046 79,668 54,172
Totals $ 112,866 $ 735,423 $ 63,159 $ 353,229 $ 206,169 $ 112,866
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 53,138 $ 2,986 $ 9,551
AQR Diversifying Strategies Fund ........................................... 103,837 7,620 1,406
AQR Equity Market Neutral Fund ........................................... 6,148 – –
AQR Long-Short Equity Fund .............................................. 69,047 3,229 296
AQR Managed Futures Strategy Fund ........................................ – 2,511 –
AQR Risk-Balanced Commodities Strategy Fund ................................ 1,840 – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including ( i ) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedule of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the
Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the U.S. is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
During the reporting period, average loans made to another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of June 30, 2024 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2024.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 15, 2024.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
AVERAGE
NUMBER
OF DAYS
OUTSTANDING
INTEREST
RECEIVED
AQR Long-Short Equity Fund ........................... $ 9,200,000 5.88% 1 $ 1,481
AQR Managed Futures Strategy Fund ..................... 16,884,000 5.88 7 19,042

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2024
June 30, 2024 (Unaudited)
There were no open borrowings as of June 30, 2024 by any of the Funds. The Funds did not have any borrowings for the period ended June 30, 2024.
14. Principal Ownership
As of June 30, 2024, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. Subsequent Events
Effective August 19, 2024, the principal investment strategies of the AQR Sustainable Long-Short Equity Carbon Aware Fund were amended and the
Fund was renamed the AQR Trend Total Return Fund.
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 2 92.05% – %
AQR Diversified Arbitrage Fund ............................. 5 88.53 5.17
AQR Diversifying Strategies Fund ........................... 4 91.89 –
AQR Equity Market Neutral Fund ........................... 4 78.68 28.36
AQR Long-Short Equity Fund .............................. 6 88.44 –
AQR Macro Opportunities Fund ............................. 3 90.81 75.11
AQR Managed Futures Strategy Fund ........................ 8 87.12 –
AQR Managed Futures Strategy HV Fund ..................... 3 81.65 48.06
AQR Multi-Asset Fund ................................... 3 85.90 65.27
AQR Risk-Balanced Commodities Strategy Fund ................ 5 85.66 –
AQR Style Premia Alternative Fund .......................... 3 78.61 13.41
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 5 94.58 48.27

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 30-31, 2024 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR
Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, and certain other series of the Trust (the “Investment
Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk
Premia Fund, AQR Diversifying Strategies Fund, and AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Investment Management Agreement
II”); and (iii) the Second Amended and Restated Investment Sub-Advisory Agreement between AQR and AQR Arbitrage, LLC (“AQR Arbitrage” or the
“Sub-Adviser”) for the AQR Diversified Arbitrage Fund (the “Sub-Advisory Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included:
(i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii) performance information for the
Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of
AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. Additionally, the Board approved an amendment to the Investment Management Agreement II in connection with the repurposing of the AQR Sustainable Long-Short Equity Carbon Aware Fund into the AQR Trend Total Return Fund. The amendment reflected
(i) the Fund’s name change from AQR Sustainable Long-Short Equity Carbon Aware Fund to AQR Trend Total Return Fund and (ii) the reduction in the
Fund’s management fee from 1.10% to 1.05%, in each case to be effective upon the effectiveness of the change in the Fund’s strategy. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the
Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Advise r . The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the
Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement.
The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, administration of the Funds’ liquidity risk management program and derivatives risk management program, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the
Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of a high quality and benefit the Funds.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
I nvestment Performance of the Funds and the Adviser’s Portfolio Management . The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board noted that the Funds generally outperformed their Performance Peers during the most recent calendar year. However, the Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to a Fund’s Performance
Peers and considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis. Representatives of
AQR indicated AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the Funds, which has contributed to recent outperformance.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund is managed from other Performance Peers. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. In addition, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds . The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and actual net expenses. The first quartile is the most desirable quartile (i.e., relatively lower fees or expenses) and the fourth is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2023, the net expenses for certain Funds were equal to or lower than the median net expenses of their Expense Peers, while net expense ratios for other Funds were above the median compared to their Expense Peers.
The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and Sub-Adviser’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds and other clients of AQR. The principals of AQR have also provided seed capital in excess of regulatory minimums for extended periods.

Board Approval of Investment Advisory Agreements
AQR Funds | Semi-Annual Report | June 2024
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Other Information
AQR Funds | Semi-Annual Report | June 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
A discussion of the material factors and conclusions that formed the basis for the Board’s approval of the Investment Management Agreement,
Investment Management Agreement II and Investment Sub-Advisory Agreement is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
August 30, 2024

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
August 30, 2024